UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of July 31, 2018 are attached.

ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 14.8%
Vanguard FTSE Developed Markets ETF	115,864	$ 5,084,112
Vanguard FTSE Emerging Markets ETF	35,119	1,541,022

		6,625,134

International Fixed Income Funds - 5.8%
iShares JP Morgan USD Emerging Markets Bond ETF	4,086	445,619
Vanguard Total International Bond ETF	39,507	2,162,613

		2,608,232

U.S. Equity Funds - 32.8%
Schwab U.S. Large-Cap ETF	172,663	11,621,946
Schwab U.S. REIT ETF	12,842	539,236
Schwab U.S. Small-Cap ETF	34,139	2,552,573

		14,713,755

U.S. Fixed Income Funds - 45.9%
iShares Core U.S. Aggregate Bond ETF	162,404	17,224,568
iShares TIPS Bond ETF	23,457	2,623,431
SPDR Bloomberg Barclays High Yield Bond ETF	21,508	772,998

		20,620,997

Total Exchange-Traded Funds (Cost $41,094,961)		44,568,118

	Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 1.05% (A), dated 07/31/2018, to be repurchased at $381,142 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $389,102.

	$ 381,131	$ 381,131

Total Repurchase Agreement (Cost $381,131)		381,131

Total Investments (Cost $41,476,092)		44,949,249
Net Other Assets (Liabilities) - (0.1)%		(67,179)

Net Assets - 100.0%		$ 44,882,070

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$44,568,118	$—	$—	$44,568,118
Repurchase Agreement	—	381,131	—	381,131

Total Investments	$44,568,118	$381,131	$—	$44,949,249

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2018.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 16.8%
Vanguard FTSE Developed Markets ETF	199,276	$ 8,744,231
Vanguard FTSE Emerging Markets ETF	62,267	2,732,276

		11,476,507

International Fixed Income Funds - 5.4%
iShares JP Morgan USD Emerging Markets Bond ETF	6,312	688,387
Vanguard Total International Bond ETF	54,873	3,003,748

		3,692,135

U.S. Equity Funds - 36.5%
Schwab U.S. Large-Cap ETF	293,772	19,773,793
Schwab U.S. REIT ETF	23,196	974,000
Schwab U.S. Small-Cap ETF	56,931	4,256,731

		25,004,524

U.S. Fixed Income Funds - 40.9%
iShares Core U.S. Aggregate Bond ETF	225,616	23,928,833
iShares TIPS Bond ETF	29,842	3,337,529
SPDR Bloomberg Barclays High Yield Bond ETF (A)	20,380	732,457

		27,998,819

Total Exchange-Traded Funds (Cost $62,554,267)		68,171,985

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	12,716	$ 12,716

Total Securities Lending Collateral (Cost $12,716)		12,716

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.05% (B), dated 07/31/2018, to be repurchased at $408,840 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $417,924.	$ 408,828	408,828

Total Repurchase Agreement (Cost $408,828)		408,828

Total Investments (Cost $62,975,811)		68,593,529
Net Other Assets (Liabilities) - (0.2)%		(104,747)

Net Assets - 100.0%		$ 68,488,782

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$68,171,985	$—	$—	$68,171,985
Securities Lending Collateral	12,716	—	—	12,716
Repurchase Agreement	—	408,828	—	408,828

Total Investments	$68,184,701	$408,828	$—	$68,593,529

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $12,435. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.2%
International Equity Funds - 20.1%
Vanguard FTSE Developed Markets ETF	297,125	$ 13,037,845
Vanguard FTSE Emerging Markets ETF	85,945	3,771,267

		16,809,112

International Fixed Income Funds - 4.4%
iShares JP Morgan USD Emerging Markets Bond ETF	7,458	813,369
Vanguard Total International Bond ETF	52,373	2,866,898

		3,680,267

U.S. Equity Funds - 39.5%
Schwab U.S. Large-Cap ETF	389,971	26,248,948
Schwab U.S. REIT ETF	34,799	1,461,210
Schwab U.S. Small-Cap ETF	71,719	5,362,430

		33,072,588

U.S. Fixed Income Funds - 35.2%
iShares Core U.S. Aggregate Bond ETF	254,637	27,006,800
iShares TIPS Bond ETF	21,787	2,436,658

		29,443,458

Total Exchange-Traded Funds (Cost $74,743,792)		83,005,425

	Principal	Value
REPURCHASE AGREEMENT - 0.9%

Fixed Income Clearing Corp., 1.05% (A), dated 07/31/2018, to be repurchased at $742,746 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $758,989.

	$ 742,724	$ 742,724

Total Repurchase Agreement (Cost $742,724)		742,724

Total Investments (Cost $75,486,516)		83,748,149
Net Other Assets (Liabilities) - (0.1)%		(112,594)

Net Assets - 100.0%		$ 83,635,555

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$83,005,425	$—	$—	$83,005,425
Repurchase Agreement	—	742,724	—	742,724

Total Investments	$83,005,425	$742,724	$—	$83,748,149

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2018.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 22.2%
Vanguard FTSE Developed Markets ETF	256,618	$ 11,260,398
Vanguard FTSE Emerging Markets ETF	71,346	3,130,662

		14,391,060

International Fixed Income Fund - 2.9%
Vanguard Total International Bond ETF	34,838	1,907,032

U.S. Equity Funds - 44.7%
Schwab U.S. Large-Cap ETF	342,079	23,025,338
Schwab U.S. REIT ETF	33,707	1,415,357
Schwab U.S. Small-Cap ETF	60,233	4,503,621

		28,944,316

U.S. Fixed Income Funds - 29.7%
iShares Core U.S. Aggregate Bond ETF	169,471	17,974,095
iShares TIPS Bond ETF	11,249	1,258,088

		19,232,183

Total Exchange-Traded Funds (Cost $56,844,114)		64,474,591

	Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 1.05% (A), dated 07/31/2018, to be repurchased at $383,046 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $393,905.

	$ 383,035	$ 383,035

Total Repurchase Agreement (Cost $383,035)		383,035

Total Investments (Cost $57,227,149)		64,857,626
Net Other Assets (Liabilities) - (0.1)%		(95,127)

Net Assets - 100.0%		$ 64,762,499

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$64,474,591	$—	$—	$64,474,591
Repurchase Agreement	—	383,035	—	383,035

Total Investments	$64,474,591	$383,035	$—	$64,857,626

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2018.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 28.2%
Vanguard FTSE Developed Markets ETF	325,092	$ 14,265,037
Vanguard FTSE Emerging Markets ETF	87,482	3,838,710

		18,103,747

International Fixed Income Fund - 1.4%
Vanguard Total International Bond ETF	15,654	856,900

U.S. Equity Funds - 47.4%
Schwab U.S. Large-Cap ETF	363,302	24,453,858
Schwab U.S. REIT ETF (A)	39,276	1,649,199
Schwab U.S. Small-Cap ETF (A)	58,611	4,382,344

		30,485,401

U.S. Fixed Income Fund - 22.8%
iShares Core U.S. Aggregate Bond ETF	138,350	14,673,401

Total Exchange-Traded Funds (Cost $54,975,310)		64,119,449

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	122,800	122,800

Total Securities Lending Collateral (Cost $122,800)		122,800

	Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 1.05% (B), dated 07/31/2018, to be repurchased at $329,616 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $336,261.

	$ 329,607	$ 329,607

Total Repurchase Agreement (Cost $329,607)		329,607

Total Investments (Cost $55,427,717)		64,571,856
Net Other Assets (Liabilities) - (0.5)%		(299,161)

Net Assets - 100.0%		$ 64,272,695

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$64,119,449	$—	$—	$64,119,449
Securities Lending Collateral	122,800	—	—	122,800
Repurchase Agreement	—	329,607	—	329,607

Total Investments	$64,242,249	$329,607	$—	$64,571,856

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $119,929. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 29.7%
Vanguard FTSE Developed Markets ETF	307,836	$ 13,507,843
Vanguard FTSE Emerging Markets ETF	79,219	3,476,130

		16,983,973

International Fixed Income Fund - 1.0%
Vanguard Total International Bond ETF	10,025	548,769

U.S. Equity Funds - 52.2%
Schwab U.S. Large-Cap ETF (A)	355,610	23,936,109
Schwab U.S. REIT ETF (A)	41,757	1,753,377
Schwab U.S. Small-Cap ETF	55,699	4,164,614

		29,854,100

U.S. Fixed Income Fund - 16.4%
iShares Core U.S. Aggregate Bond ETF	88,605	9,397,446

Total Exchange-Traded Funds (Cost $47,917,507)		56,784,288

SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	977,750	977,750

Total Securities Lending Collateral (Cost $977,750)		977,750

	Principal	Value
REPURCHASE AGREEMENT - 0.9%

Fixed Income Clearing Corp., 1.05% (B), dated 07/31/2018, to be repurchased at $523,629 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $538,017.

	$ 523,614	$ 523,614

Total Repurchase Agreement (Cost $523,614)		523,614

Total Investments (Cost $49,418,871)		58,285,652
Net Other Assets (Liabilities) - (1.9)%		(1,062,020)

Net Assets - 100.0%		$ 57,223,632

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$56,784,288	$—	$—	$56,784,288
Securities Lending Collateral	977,750	—	—	977,750
Repurchase Agreement	—	523,614	—	523,614

Total Investments	$57,762,038	$523,614	$—	$58,285,652

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $955,029. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 35.0%
Vanguard FTSE Developed Markets ETF	249,808	$ 10,961,575
Vanguard FTSE Emerging Markets ETF	52,324	2,295,977

		13,257,552

U.S. Equity Funds - 56.8%
Schwab U.S. Large-Cap ETF	256,262	17,248,995
Schwab U.S. REIT ETF	33,307	1,398,561
Schwab U.S. Small-Cap ETF	38,915	2,909,675

		21,557,231

U.S. Fixed Income Fund - 7.8%
iShares Core U.S. Aggregate Bond ETF	27,735	2,941,574

Total Exchange-Traded Funds (Cost $31,085,566)		37,756,357

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 1.05% (A), dated 07/31/2018, to be repurchased at $167,798 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $172,934.

	$ 167,793	$ 167,793

Total Repurchase Agreement (Cost $167,793)		167,793

Total Investments (Cost $31,253,359)		37,924,150
Net Other Assets (Liabilities) - (0.0)% (B)		(10,109)

Net Assets - 100.0%		$ 37,914,041

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$37,756,357	$—	$—	$37,756,357
Repurchase Agreement	—	167,793	—	167,793

Total Investments	$37,756,357	$167,793	$—	$37,924,150

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2018.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 36.0%
Vanguard FTSE Developed Markets ETF	197,920	$ 8,684,729
Vanguard FTSE Emerging Markets ETF	44,120	1,935,986

		10,620,715

U.S. Equity Funds - 57.1%
Schwab U.S. Large-Cap ETF	200,568	13,500,232
Schwab U.S. REIT ETF	25,701	1,079,185
Schwab U.S. Small-Cap ETF (A)	30,155	2,254,690

		16,834,107

U.S. Fixed Income Fund - 6.2%
iShares Core U.S. Aggregate Bond ETF	17,339	1,838,974

Total Exchange-Traded Funds (Cost $24,116,873)		29,293,796

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	1,843,650	1,843,650

Total Securities Lending Collateral (Cost $1,843,650)		1,843,650

	Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 1.05% (B), dated 07/31/2018, to be repurchased at $290,790 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $297,831.

	$ 290,782	$ 290,782

Total Repurchase Agreement (Cost $290,782)		290,782

Total Investments (Cost $26,251,305)		31,428,228
Net Other Assets (Liabilities) - (6.6)%		(1,935,065)

Net Assets - 100.0%		$ 29,493,163

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$29,293,796	$—	$—	$29,293,796
Securities Lending Collateral	1,843,650	—	—	1,843,650
Repurchase Agreement	—	290,782	—	290,782

Total Investments	$31,137,446	$290,782	$—	$31,428,228

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $1,801,957. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 35.7%
Vanguard FTSE Developed Markets ETF	3,765	$ 165,208
Vanguard FTSE Emerging Markets ETF	833	36,552

		201,760

U.S. Equity Funds - 57.5%
Schwab U.S. Large-Cap ETF	3,852	259,278
Schwab U.S. REIT ETF	516	21,667
Schwab U.S. Small-Cap ETF	587	43,890

		324,835

U.S. Fixed Income Fund - 6.2%
iShares Core U.S. Aggregate Bond ETF	331	35,106

Total Exchange-Traded Funds (Cost $518,524)		561,701

Total Investments (Cost $518,524)		561,701
Net Other Assets (Liabilities) - 0.6%		3,222

Net Assets - 100.0%		$ 564,923

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$561,701	$—	$—	$561,701

Total Investments	$561,701	$—	$—	$561,701

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 35.7%
Vanguard FTSE Developed Markets ETF	3,757	$ 164,857
Vanguard FTSE Emerging Markets ETF	833	36,552

		201,409

U.S. Equity Funds - 57.6%
Schwab U.S. Large-Cap ETF	3,851	259,211
Schwab U.S. REIT ETF	516	21,667
Schwab U.S. Small-Cap ETF	587	43,890

		324,768

U.S. Fixed Income Fund - 6.2%
iShares Core U.S. Aggregate Bond ETF	331	35,106

Total Exchange-Traded Funds (Cost $518,112)		561,283

Total Investments (Cost $518,112)		561,283
Net Other Assets (Liabilities) - 0.5%		2,875

Net Assets - 100.0%		$ 564,158

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$561,283	$—	$—	$561,283

Total Investments	$561,283	$—	$—	$561,283

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Equity Funds - 6.7%
Vanguard FTSE Developed Markets ETF	98,438	$ 4,319,459
Vanguard FTSE Emerging Markets ETF	25,035	1,098,536

		5,417,995

International Fixed Income Funds - 8.3%
iShares JP Morgan USD Emerging Markets Bond ETF	7,536	821,876
Vanguard Total International Bond ETF	107,487	5,883,839

		6,705,715

U.S. Equity Funds - 26.5%
Schwab U.S. Large-Cap ETF	248,778	16,745,247
Schwab U.S. REIT ETF	10,628	446,270
Schwab U.S. Small-Cap ETF	56,724	4,241,253

		21,432,770

U.S. Fixed Income Funds - 58.5%
iShares Core U.S. Aggregate Bond ETF	368,497	39,082,792
iShares TIPS Bond ETF	49,885	5,579,138
SPDR Bloomberg Barclays High Yield Bond ETF	75,952	2,729,715

		47,391,645

Total Exchange-Traded Funds (Cost $78,872,157)		80,948,125

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 1.05% (A), dated 07/31/2018, to be repurchased at $330,866 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $341,064.

	$ 330,856	$ 330,856

Total Repurchase Agreement (Cost $330,856)		330,856

Total Investments (Cost $79,203,013)		81,278,981
Net Other Assets (Liabilities) - (0.4)%		(345,388)

Net Assets - 100.0%		$ 80,933,593

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$80,948,125	$—	$—	$80,948,125
Repurchase Agreement	—	330,856	—	330,856

Total Investments	$80,948,125	$330,856	$—	$81,278,981

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at July 31, 2018.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	7,891	$ 40,885
Transamerica Global Multifactor Macro (B)	1,092,535	9,887,442

		9,928,327

International Equity Funds - 13.0%
Transamerica Emerging Markets Equity (B)	4,025,082	43,269,633
Transamerica International Equity (B)	2,337,689	45,561,552
Transamerica International Growth (B)	2,939,325	25,572,129
Transamerica International Small Cap Value (B)	714,872	10,065,392

		124,468,706

International Fixed Income Funds - 8.2%
Transamerica Emerging Markets Debt (B)	3,595,312	37,067,665
Transamerica Inflation Opportunities (B)	4,199,490	41,574,948

		78,642,613

U.S. Alternative Funds - 3.9%
Transamerica Event Driven (B)	1,406,292	14,695,749
Transamerica Managed Futures Strategy (B)	3,047,116	22,487,717

		37,183,466

U.S. Equity Funds - 16.4%
Transamerica Capital Growth (B)	906,840	13,103,838
Transamerica Concentrated Growth (B)	656,896	12,283,955
Transamerica Dividend Focused (B)	3,455,655	38,979,784
Transamerica Growth (B)	1,285,010	14,906,121
Transamerica Large Cap Value (B)	2,360,424	30,661,908
Transamerica Mid Cap Value (B)	407,909	6,718,261

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	252,755	$ 3,065,919
Transamerica Multi-Cap Growth (B)	1,590,976	13,634,660
Transamerica Small Cap Core (B)	287,943	3,619,445
Transamerica Small Cap Growth (B)	268,206	1,992,771
Transamerica Small Cap Value (B)	282,828	3,368,483
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	1,529	951
Transamerica US Growth (B)	663,031	14,706,022

		157,042,118

U.S. Fixed Income Funds - 55.3%
Transamerica Bond (B)	2,174,602	19,723,644
Transamerica Core Bond (B)	13,371,355	128,632,435
Transamerica Floating Rate (B)	4,741,883	46,944,641
Transamerica Intermediate Bond (B)	9,048,284	89,125,598
Transamerica Short-Term Bond (B)	6,130,849	60,695,405
Transamerica Total Return (B)	18,437,251	183,266,277

		528,388,000

U.S. Mixed Allocation Fund - 2.2%
Transamerica MLP & Energy Income (B)	2,809,964	21,215,229

Total Investment Companies (Cost $930,744,838)		956,868,459

Total Investments (Cost $930,744,838)		956,868,459
Net Other Assets (Liabilities) - (0.1)%		(1,270,702)

Net Assets - 100.0%		$ 955,597,757

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$956,826,623	$—	$—	$956,826,623

Total	$956,826,623	$—	$—	$956,826,623

Investment Companies Measured at Net Asset Value (E)				41,836

Total Investments				$956,868,459

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated Investment in the Class I2 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (G)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (G)	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$128,670	$—	$(153,249)	$20,739	$3,840	$—	—	$—	$—
Transamerica Bond *	60,702,787	3,061,564	(61,662,512)	(1,220,200)	(881,639)	—	—	1,130,683	618,201
Transamerica Bond (formerly, Transamerica Flexible Income)	22,164,253	1,140,301	(2,911,354)	(36,281)	(633,275)	19,723,644	2,174,602	634,772	—
Transamerica Capital Growth	18,132,978	5,895,335	(8,565,458)	729,441	(3,088,458)	13,103,838	906,840	310,029	4,815,635
Transamerica Concentrated Growth	14,904,218	1,605,973	(4,687,092)	464,814	(3,958)	12,283,955	656,896	113,306	717,735
Transamerica Core Bond	128,733,612	21,004,820	(16,623,966)	(263,012)	(4,219,019)	128,632,435	13,371,355	2,924,864	—
Transamerica Developing Markets Equity	40,210,235	8,705,048	(50,591,155)	8,567,723	(6,891,851)	—	—	176,990	—
Transamerica Dividend Focused	46,096,997	6,091,439	(12,218,165)	(1,025,253)	34,766	38,979,784	3,455,655	1,116,679	2,374,919
Transamerica Emerging Markets Debt	44,187,158	4,240,298	(8,816,534)	(465,095)	(2,078,162)	37,067,665	3,595,312	1,486,168	—
Transamerica Emerging Markets Equity	10,276,946	40,831,850	(7,216,087)	998,717	(1,621,793)	43,269,633	4,025,082	137,014	—
Transamerica Event Driven	10,568,601	6,182,941	(2,226,140)	13,480	156,867	14,695,749	1,406,292	183,969	—
Transamerica Floating Rate	50,736,574	2,683,306	(6,128,381)	(32,993)	(313,865)	46,944,641	4,741,883	1,654,824	—
Transamerica Global Allocation Liquidating Trust	44,856	—	—	—	(3,971)	40,885	7,891	—	—
Transamerica Global Multifactor Macro	12,660,553	540,739	(3,381,818)	(467,131)	535,099	9,887,442	1,092,535	470,471	—
Transamerica Growth	26,990,433	7,451,832	(15,757,644)	4,670,703	(8,449,203)	14,906,121	1,285,010	20,372	6,494,377
Transamerica High Yield Bond	441	4	(442)	(1)	(2)	—	—	4	—
Transamerica Inflation Opportunities	46,617,598	1,794,588	(6,186,878)	(85,586)	(564,774)	41,574,948	4,199,490	830,835	—
Transamerica Intermediate Bond	96,523,248	8,193,438	(12,305,771)	(200,882)	(3,084,435)	89,125,598	9,048,284	1,913,383	—
Transamerica International Equity	52,427,764	10,978,613	(18,063,467)	1,671,881	(1,453,239)	45,561,552	2,337,689	1,669,495	—
Transamerica International Growth	23,945,786	10,486,683	(8,087,822)	656,921	(1,429,439)	25,572,129	2,939,325	401,299	—
Transamerica International Small Cap	13,585,215	2,740,059	(15,800,567)	1,652,204	(2,176,911)	—	—	386,800	839,051
Transamerica International Small Cap Value	12,129,053	1,697,883	(4,220,431)	538,135	(79,248)	10,065,392	714,872	388,451	—
Transamerica Large Cap Value	50,154,737	7,115,496	(24,384,100)	3,790,166	(6,014,391)	30,661,908	2,360,424	1,961,856	3,150,793

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (G)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (G)	Net Capital Gain Distributions
Transamerica Managed Futures Strategy	$25,110,638	$2,730,891	$(4,072,218)	$(500,442)	$(781,152)	$22,487,717	3,047,116	$4,203	$—
Transamerica Mid Cap Value	9,431,825	1,266,779	(3,695,889)	544,506	(828,960)	6,718,261	407,909	82,466	743,562
Transamerica Mid Cap Value Opportunities	4,173,283	503,204	(1,661,286)	178,490	(127,772)	3,065,919	252,755	44,394	260,817
Transamerica MLP & Energy Income	11,976,658	10,332,024	(1,601,406)	(111,251)	619,204	21,215,229	2,809,964	575,683	—
Transamerica Multi-Cap Growth	12,691,067	2,555,426	(2,617,474)	17,322	988,319	13,634,660	1,590,976	363,286	229,052
Transamerica Short-Term Bond	66,345,227	4,133,920	(8,872,345)	(31,041)	(880,356)	60,695,405	6,130,849	1,164,707	—
Transamerica Small Cap Core	4,837,411	435,774	(1,920,605)	311,622	(44,757)	3,619,445	287,943	85,386	123,906
Transamerica Small Cap Growth	2,596,246	346,722	(1,015,062)	(433,480)	498,345	1,992,771	268,206	—	226,302
Transamerica Small Cap Value	4,853,236	417,135	(1,856,177)	451,740	(497,451)	3,368,483	282,828	19,752	173,083
Transamerica Small Company Growth Liquidating Trust	950	—	—	—	1	951	1,529	—	—
Transamerica Total Return	162,479,972	47,186,633	(21,163,470)	(260,676)	(4,976,182)	183,266,277	18,437,251	2,670,838	—
Transamerica US Growth	17,551,518	2,608,525	(6,274,039)	3,362,736	(2,542,718)	14,706,022	663,031	269,813	1,435,189

Total	$1,103,970,744	$224,959,243	$(344,739,004)	$23,508,016	$(50,830,540)	$956,868,459	92,499,794	$23,192,792	$22,202,622

*	Effective May 25, 2018, Transamerica Bond ceased operations. Please reference the Organization section of the Notes to Schedules of Investments for more information.
(C)	Illiquid security. At July 31, 2018, the value of such securities amounted to $41,836 or less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At July 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$40,885	0.0	%(H)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	951	0.0	(H)

Total			$96,479	$41,836	0.0	%(H)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Does not reflect certain tax adjustments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.7%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	5,149	$ 26,677
Transamerica Global Multifactor Macro (B)	2,788,697	25,237,712

		25,264,389

International Equity Funds - 38.9%
Transamerica Developing Markets Equity (B)	1,323,072	16,115,022
Transamerica Emerging Markets Equity (B)	15,300,870	164,484,349
Transamerica Global Real Estate Securities (B)	319,339	4,438,812
Transamerica International Equity (B)	10,260,701	199,981,053
Transamerica International Growth (B)	14,877,479	129,434,068
Transamerica International Small Cap Value (B)	3,624,912	51,038,761

		565,492,065

U.S. Alternative Funds - 4.9%
Transamerica Event Driven (B)	3,160,233	33,024,439
Transamerica Managed Futures Strategy (B)	5,153,820	38,035,193

		71,059,632

U.S. Equity Funds - 49.0%
Transamerica Capital Growth (B)	3,823,718	55,252,718
Transamerica Concentrated Growth (B)	2,772,547	51,846,623
Transamerica Dividend Focused (B)	14,594,005	164,620,380
Transamerica Growth (B)	5,450,027	63,220,309

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Large Cap Value (B)	10,066,662	$ 130,765,944
Transamerica Mid Cap Value (B)	3,304,959	54,432,668
Transamerica Mid Cap Value Opportunities (B)	1,825,439	22,142,580
Transamerica Multi-Cap Growth (B)	6,640,004	56,904,837
Transamerica Small Cap Core (B)	244,809	3,077,247
Transamerica Small Cap Growth (B)	2,090,434	15,531,923
Transamerica Small Cap Value (B)	2,607,902	31,060,109
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,111	3,177
Transamerica US Growth (B)	2,796,622	62,029,074

		710,887,589

U.S. Mixed Allocation Fund - 5.6%
Transamerica MLP & Energy Income (B)	10,691,908	80,723,903

Total Investment Companies (Cost $1,257,305,977)		1,453,427,578

Total Investments (Cost $1,257,305,977)		1,453,427,578
Net Other Assets (Liabilities) - (0.1)%		(1,274,336)

Net Assets - 100.0%		$ 1,452,153,242

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,453,397,724	$—	$—	$1,453,397,724

Total	$1,453,397,724	$—	$—	$1,453,397,724

Investment Companies Measured at Net Asset Value (E)				29,854

Total Investments				$1,453,427,578

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated Investment in the Class I2 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (G)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (G)	Net Capital Gain Distributions
Transamerica Capital Growth	$68,401,098	$23,949,901	$(28,363,763)	$4,038,713	$(12,773,231)	$55,252,718	3,823,718	$1,179,438	$18,319,983
Transamerica Concentrated Growth	56,177,260	7,649,540	(13,907,618)	1,275,569	651,872	51,846,623	2,772,547	431,275	2,731,901
Transamerica Developing Markets Equity	159,315,874	46,231,122	(195,096,107)	42,432,723	(36,768,590)	16,115,022	1,323,072	715,876	—
Transamerica Dividend Focused	162,304,645	27,869,612	(21,657,474)	(1,420,046)	(2,476,357)	164,620,380	14,594,005	4,247,277	8,587,333
Transamerica Emerging Markets Equity	60,956,204	121,046,764	(15,081,749)	1,536,867	(3,973,737)	164,484,349	15,300,870	649,998	—
Transamerica Event Driven	23,000,389	13,015,876	(3,270,430)	(30,335)	308,939	33,024,439	3,160,233	382,578	—
Transamerica Global Allocation Liquidating Trust	29,269	—	—	—	(2,592)	26,677	5,149	—	—
Transamerica Global Multifactor Macro	22,276,435	5,367,442	(2,649,046)	(99,453)	342,334	25,237,712	2,788,697	870,215	—
Transamerica Global Real Estate Securities	4,749,417	160,181	(415,187)	38,558	(94,157)	4,438,812	319,339	159,985	—
Transamerica Growth	102,827,273	30,390,576	(55,595,661)	14,257,412	(28,659,291)	63,220,309	5,450,027	78,134	24,908,780
Transamerica International Equity	159,591,565	78,916,665	(37,850,426)	5,332,972	(6,009,723)	199,981,053	10,260,701	5,261,637	—
Transamerica International Growth	90,283,997	64,823,776	(21,159,107)	832,583	(5,347,181)	129,434,068	14,877,479	1,570,383	—
Transamerica International Small Cap	42,110,382	14,376,531	(54,571,682)	2,801,282	(4,716,513)	—	—	1,302,536	2,693,388
Transamerica International Small Cap Value	47,766,890	13,106,917	(11,435,085)	1,231,408	368,631	51,038,761	3,624,912	1,583,119	—
Transamerica Large Cap Value	184,554,822	30,786,803	(76,424,541)	2,463,006	(10,614,146)	130,765,944	10,066,662	6,268,434	11,769,259
Transamerica Managed Futures Strategy	39,221,747	6,271,798	(5,146,296)	(719,757)	(1,592,299)	38,035,193	5,153,820	6,428	—
Transamerica Mid Cap Value	64,466,186	10,633,682	(18,742,855)	3,899,517	(5,823,862)	54,432,668	3,304,959	575,803	5,191,781
Transamerica Mid Cap Value Opportunities	25,285,436	3,838,397	(7,359,479)	764,962	(386,736)	22,142,580	1,825,439	275,174	1,616,650
Transamerica MLP & Energy Income	63,538,694	21,418,826	(6,113,737)	(471,563)	2,351,683	80,723,903	10,691,908	2,650,351	—
Transamerica Multi-Cap Growth	33,139,084	26,196,867	(5,930,183)	(93,395)	3,592,464	56,904,837	6,640,004	1,069,752	674,480
Transamerica Small Cap Core	3,402,519	413,764	(948,373)	146,489	62,848	3,077,247	244,809	61,650	89,460
Transamerica Small Cap Growth	17,009,349	2,797,534	(4,849,232)	(2,036,153)	2,610,425	15,531,923	2,090,434	—	1,515,401
Transamerica Small Cap Value	37,587,472	4,351,408	(10,475,445)	1,432,864	(1,836,190)	31,060,109	2,607,902	156,486	1,371,301
Transamerica Small Company Growth Liquidating Trust	3,175	—	—	—	2	3,177	5,111	—	—
Transamerica US Growth	66,673,941	11,757,286	(19,733,039)	9,704,166	(6,373,280)	62,029,074	2,796,622	1,033,022	5,494,848

Total	$1,534,673,123	$565,371,268	$(616,776,515)	$87,318,389	$(117,158,687)	$1,453,427,578	123,728,419	$30,529,551	$84,964,565

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Illiquid security. At July 31, 2018, the value of such securities amounted to $29,854 or less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At July 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$26,677	0.0	%(H)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,177	0.0	(H)

Total			$104,086	$29,854	0.0	%(H)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Does not reflect certain tax adjustments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	34,418	$ 178,326
Transamerica Global Multifactor Macro (B)	2,737,825	24,777,314

		24,955,640

International Equity Funds - 28.2%
Transamerica Developing Markets Equity (B)	1,463,583	17,826,438
Transamerica Emerging Markets Equity (B)	18,427,207	198,092,476
Transamerica Global Real Estate Securities (B)	801,858	11,145,828
Transamerica International Equity (B)	13,339,997	259,996,534
Transamerica International Growth (B)	16,795,539	146,121,187
Transamerica International Small Cap Value (B)	4,506,592	63,452,818

		696,635,281

International Fixed Income Funds - 4.1%
Transamerica Emerging Markets Debt (B)	7,046,317	72,647,524
Transamerica Inflation Opportunities (B)	3,019,345	29,891,516

		102,539,040

U.S. Alternative Funds - 3.8%
Transamerica Event Driven (B)	3,541,646	37,010,198
Transamerica Managed Futures Strategy (B)	7,742,515	57,139,761

		94,149,959

U.S. Equity Funds - 35.1%
Transamerica Capital Growth (B)	4,712,214	68,091,491
Transamerica Concentrated Growth (B)	3,411,796	63,800,577
Transamerica Dividend Focused (B)	17,962,743	202,619,742
Transamerica Growth (B)	6,713,654	77,878,389
Transamerica Large Cap Value (B)	12,379,588	160,810,842
Transamerica Mid Cap Value (B)	4,376,817	72,086,172

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	2,566,970	$ 31,137,349
Transamerica Multi-Cap Growth (B)	8,221,528	70,458,496
Transamerica Small Cap Core (B)	913,161	11,478,428
Transamerica Small Cap Growth (B)	1,432,506	10,643,518
Transamerica Small Cap Value (B)	1,773,422	21,121,454
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	4,660	2,897
Transamerica US Growth (B)	3,442,016	76,343,922

		866,473,277

U.S. Fixed Income Funds - 23.5%
Transamerica Bond (B)	3,697,045	33,532,201
Transamerica Core Bond (B)	15,216,433	146,382,082
Transamerica Floating Rate (B)	6,591,281	65,253,679
Transamerica Intermediate Bond (B)	10,701,522	105,409,988
Transamerica Short-Term Bond (B)	3,718,048	36,808,674
Transamerica Total Return (B)	19,377,341	192,610,770

		579,997,394

U.S. Mixed Allocation Fund - 4.4%
Transamerica MLP & Energy Income (B)	14,505,905	109,519,584

Total Investment Companies (Cost $2,239,591,870)		2,474,270,175

Total Investments (Cost $2,239,591,870)		2,474,270,175
Net Other Assets (Liabilities) - (0.1)%		(2,779,055)

Net Assets - 100.0%		$ 2,471,491,120

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,474,088,952	$—	$—	$2,474,088,952

Total	$2,474,088,952	$—	$—	$2,474,088,952

Investment Companies Measured at Net Asset Value (E)				181,223

Total Investments				$2,474,270,175

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated Investment in the Class I2 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (G)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (G)	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$420,185	$—	$(500,451)	$67,726	$12,540	$—	—	$—	$—
Transamerica Bond *	48,970,963	1,685,626	(48,961,538)	1,465,814	(3,160,865)	—	—	911,146	498,297
Transamerica Bond (formerly, Transamerica Flexible Income)	36,777,282	1,356,795	(3,491,470)	(62,247)	(1,048,159)	33,532,201	3,697,045	1,056,212	—
Transamerica Capital Growth	85,461,447	28,427,707	(34,883,286)	5,285,008	(16,199,385)	68,091,491	4,712,214	1,478,825	22,970,310
Transamerica Concentrated Growth	69,170,088	7,928,666	(15,666,916)	1,333,155	1,035,584	63,800,577	3,411,796	535,053	3,389,275
Transamerica Core Bond	134,044,560	29,634,133	(12,440,446)	(259,940)	(4,596,225)	146,382,082	15,216,433	3,212,925	—
Transamerica Developing Markets Equity	183,239,250	56,243,991	(228,596,702)	43,130,400	(36,190,501)	17,826,438	1,463,583	826,344	—
Transamerica Dividend Focused	212,605,028	30,011,336	(35,092,736)	1,169,356	(6,073,242)	202,619,742	17,962,743	5,413,779	11,171,202
Transamerica Emerging Markets Debt	78,884,630	9,717,085	(11,207,803)	(508,772)	(4,237,616)	72,647,524	7,046,317	2,750,910	—
Transamerica Emerging Markets Equity	86,003,440	139,712,588	(24,867,898)	2,942,231	(5,697,885)	198,092,476	18,427,207	920,446	—
Transamerica Event Driven	20,651,584	19,714,584	(3,723,454)	19,708	347,776	37,010,198	3,541,646	390,101	—
Transamerica Floating Rate	68,974,583	2,501,359	(5,750,646)	(31,568)	(440,049)	65,253,679	6,591,281	2,253,163	—
Transamerica Global Allocation Liquidating Trust	195,645	—	—	—	(17,319)	178,326	34,418	—	—
Transamerica Global Multifactor Macro	38,957,870	1,397,688	(15,543,120)	(2,406,395)	2,371,271	24,777,314	2,737,825	1,379,610	—
Transamerica Global Real Estate Securities	11,947,130	410,348	(1,071,130)	70,740	(211,260)	11,145,828	801,858	402,365	—
Transamerica Growth	127,434,359	35,919,205	(67,646,454)	12,995,749	(30,824,470)	77,878,389	6,713,654	97,222	30,993,675
Transamerica Inflation Opportunities	32,874,879	614,068	(3,137,321)	(45,504)	(414,606)	29,891,516	3,019,345	587,465	—
Transamerica Intermediate Bond	103,800,588	14,760,149	(9,483,002)	(165,381)	(3,502,366)	105,409,988	10,701,522	2,172,202	—
Transamerica International Equity	229,508,402	91,214,482	(60,425,589)	4,775,300	(5,076,061)	259,996,534	13,339,997	7,470,118	—
Transamerica International Growth	107,258,659	71,663,115	(27,914,561)	1,380,079	(6,266,105)	146,121,187	16,795,539	1,841,712	—
Transamerica International Small Cap	55,854,628	16,063,530	(69,515,523)	2,889,415	(5,292,050)	—	—	1,680,763	3,527,416

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (G)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (G)	Net Capital Gain Distributions
Transamerica International Small Cap Value	$64,017,982	$14,234,347	$(17,040,734)	$1,925,238	$315,985	$63,452,818	4,506,592	$2,095,098	$—
Transamerica Large Cap Value	237,728,699	34,950,559	(101,313,947)	10,175,782	(20,730,251)	160,810,842	12,379,588	8,009,661	15,118,876
Transamerica Managed Futures Strategy	42,779,149	24,433,353	(6,512,899)	(718,003)	(2,841,839)	57,139,761	7,742,515	7,996	—
Transamerica Mid Cap Value	89,806,863	12,680,150	(27,685,795)	8,492,377	(11,207,423)	72,086,172	4,376,817	799,130	7,205,424
Transamerica Mid Cap Value Opportunities	37,398,837	4,773,206	(11,547,266)	1,196,242	(683,670)	31,137,349	2,566,970	405,436	2,381,940
Transamerica MLP & Energy Income	78,985,158	35,948,377	(7,946,808)	(615,757)	3,148,614	109,519,584	14,505,905	3,411,493	—
Transamerica Multi-Cap Growth	56,431,688	18,306,963	(9,097,938)	(80,423)	4,898,206	70,458,496	8,221,528	1,666,555	1,050,764
Transamerica Short-Term Bond	35,279,476	5,600,190	(3,561,305)	(24,564)	(485,123)	36,808,674	3,718,048	669,926	—
Transamerica Small Cap Core	13,374,957	1,303,079	(3,989,332)	598,247	191,477	11,478,428	913,161	241,294	350,146
Transamerica Small Cap Growth	12,259,790	1,725,836	(3,715,019)	(1,517,153)	1,890,064	10,643,518	1,432,506	—	1,088,130
Transamerica Small Cap Value	26,893,177	2,481,837	(7,969,054)	1,079,498	(1,364,004)	21,121,454	1,773,422	111,532	977,366
Transamerica Small Company Growth Liquidating Trust	2,894	—	—	—	3	2,897	4,660	—	—
Transamerica Total Return	163,099,339	50,150,452	(15,162,156)	(245,423)	(5,231,442)	192,610,770	19,377,341	3,038,206	—
Transamerica US Growth	83,505,370	12,873,319	(24,187,750)	11,930,891	(7,777,908)	76,343,922	3,442,016	1,298,335	6,906,099

Total	$2,674,598,579	$778,438,123	$(919,650,049)	$106,241,826	$(165,358,304)	$2,474,270,175	221,175,492	$57,135,023	$107,628,920

*	Effective May 25, 2018, Transamerica Bond ceased operations. Please reference the Organization section of the Notes to Schedules of Investments for more information.
(C)	Illiquid security. At July 31, 2018, the value of such securities amounted to $181,223 or less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At July 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$178,326	0.0	%(H)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,897	0.0	(H)

Total			$400,711	$181,223	0.0	%(H)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Does not reflect certain tax adjustments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	21,365	$ 110,695
Transamerica Global Multifactor Macro (B)	1,973,323	17,858,576

		17,969,271

International Equity Funds - 19.6%
Transamerica Developing Markets Equity (B)	507,944	6,186,753
Transamerica Emerging Markets Equity (B)	9,392,458	100,968,919
Transamerica International Equity (B)	6,861,438	133,729,428
Transamerica International Growth (B)	8,220,278	71,516,418
Transamerica International Small Cap Value (B)	2,201,813	31,001,531

		343,403,049

International Fixed Income Funds - 6.1%
Transamerica Emerging Markets Debt (B)	6,146,597	63,371,411
Transamerica Inflation Opportunities (B)	4,379,187	43,353,954

		106,725,365

U.S. Alternative Funds - 3.9%
Transamerica Event Driven (B)	2,546,974	26,615,880
Transamerica Managed Futures Strategy (B)	5,562,569	41,051,761

		67,667,641

U.S. Equity Funds - 24.2%
Transamerica Capital Growth (B)	2,332,673	33,707,131
Transamerica Concentrated Growth (B)	1,687,678	31,559,579
Transamerica Dividend Focused (B)	8,878,849	100,153,419
Transamerica Growth (B)	3,319,627	38,507,669
Transamerica Large Cap Value (B)	6,110,687	79,377,823
Transamerica Mid Cap Value (B)	1,907,135	31,410,507

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	1,144,589	$ 13,883,868
Transamerica Multi-Cap Growth (B)	4,070,716	34,886,033
Transamerica Small Cap Core (B)	499,243	6,275,487
Transamerica Small Cap Growth (B)	812,061	6,033,613
Transamerica Small Cap Value (B)	997,216	11,876,846
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	2,887	1,795
Transamerica US Growth (B)	1,701,443	37,738,015

		425,411,785

U.S. Fixed Income Funds - 42.0%
Transamerica Bond (B)	5,207,234	47,229,610
Transamerica Core Bond (B)	18,811,269	180,964,404
Transamerica Floating Rate (B)	6,907,253	68,381,801
Transamerica Intermediate Bond (B)	13,101,199	129,046,814
Transamerica Short-Term Bond (B)	6,034,981	59,746,316
Transamerica Total Return (B)	25,293,270	251,415,106

		736,784,051

U.S. Mixed Allocation Fund - 3.3%
Transamerica MLP & Energy Income (B)	7,724,021	58,316,361

Total Investment Companies (Cost $1,649,527,165)		1,756,277,523

Total Investments (Cost $1,649,527,165)		1,756,277,523
Net Other Assets (Liabilities) - (0.1)%		(1,657,732)

Net Assets - 100.0%		$ 1,754,619,791

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,756,165,033	$—	$—	$1,756,165,033

Total	$1,756,165,033	$—	$—	$1,756,165,033

Investment Companies Measured at Net Asset Value (E)				112,490

Total Investments				$1,756,277,523

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated Investment in the Class I2 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (G)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (G)	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$275,475	$—	$(328,098)	$44,401	$8,222	$—	—	$—	$—
Transamerica Bond *	75,448,592	3,177,032	(76,009,705)	1,608,118	(4,224,037)	—	—	1,406,902	768,580
Transamerica Bond (formerly, Transamerica Flexible Income)	52,048,121	2,245,103	(5,483,852)	(83,792)	(1,495,970)	47,229,610	5,207,234	1,499,918	—
Transamerica Capital Growth	43,926,396	13,797,160	(18,387,391)	3,097,955	(8,726,989)	33,707,131	2,332,673	761,546	11,828,943
Transamerica Concentrated Growth	39,759,929	3,420,739	(12,760,103)	1,286,869	(147,855)	31,559,579	1,687,678	300,696	1,904,747
Transamerica Core Bond	175,426,204	30,063,082	(18,302,433)	(315,125)	(5,907,324)	180,964,404	18,811,269	4,068,367	—
Transamerica Developing Markets Equity	102,311,058	23,655,741	(123,739,292)	22,271,558	(18,312,312)	6,186,753	507,944	452,788	—
Transamerica Dividend Focused	111,416,402	12,700,495	(21,396,038)	(1,584,061)	(983,379)	100,153,419	8,878,849	2,785,395	5,842,602
Transamerica Emerging Markets Debt	72,210,862	7,300,134	(11,900,451)	(592,614)	(3,646,520)	63,371,411	6,146,597	2,465,873	—
Transamerica Emerging Markets Equity	44,787,222	70,429,617	(13,000,587)	1,299,341	(2,546,674)	100,968,919	9,392,458	469,345	—
Transamerica Event Driven	16,784,029	12,811,726	(3,264,043)	17,146	267,022	26,615,880	2,546,974	304,461	—
Transamerica Floating Rate	72,618,956	3,262,313	(7,001,216)	(40,183)	(458,069)	68,381,801	6,907,253	2,380,476	—
Transamerica Global Allocation Liquidating Trust	121,446	—	—	—	(10,751)	110,695	21,365	—	—
Transamerica Global Multifactor Macro	27,419,666	984,080	(10,549,284)	(1,614,082)	1,618,196	17,858,576	1,973,323	977,695	—
Transamerica Growth	64,571,748	17,273,275	(34,310,513)	6,078,872	(15,105,713)	38,507,669	3,319,627	49,437	15,760,131
Transamerica High Yield Bond	1,534	14	(1,538)	(4)	(6)	—	—	14	—
Transamerica Inflation Opportunities	47,658,649	1,440,990	(5,072,025)	(73,637)	(600,023)	43,353,954	4,379,187	856,675	—
Transamerica Intermediate Bond	133,955,758	13,572,970	(13,837,364)	(250,910)	(4,393,640)	129,046,814	13,101,199	2,719,276	—
Transamerica International Equity	124,871,187	43,308,556	(34,456,906)	2,333,398	(2,326,807)	133,729,428	6,861,438	4,040,079	—
Transamerica International Growth	54,809,124	33,873,769	(14,826,128)	841,608	(3,181,955)	71,516,418	8,220,278	933,137	—
Transamerica International Small Cap	30,150,584	7,864,901	(36,752,290)	2,381,642	(3,644,837)	—	—	896,010	1,891,269
Transamerica International Small Cap Value	32,465,268	6,424,308	(9,045,707)	1,107,939	49,723	31,001,531	2,201,813	1,055,926	—

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (G)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (G)	Net Capital Gain Distributions
Transamerica Large Cap Value	$122,572,808	$15,808,741	$(53,503,052)	$852,914	$(6,353,588)	$79,377,823	6,110,687	$4,878,490	$7,799,763
Transamerica Managed Futures Strategy	33,482,018	15,727,724	(5,609,963)	(621,675)	(1,926,343)	41,051,761	5,562,569	6,115	—
Transamerica Mid Cap Value	41,718,064	4,955,865	(13,974,948)	5,505,214	(6,793,688)	31,410,507	1,907,135	369,992	3,336,067
Transamerica Mid Cap Value Opportunities	17,885,945	1,870,137	(6,087,628)	636,464	(421,050)	13,883,868	1,144,589	193,015	1,133,961
Transamerica MLP & Energy Income	38,456,375	23,100,325	(4,565,969)	(376,119)	1,701,749	58,316,361	7,724,021	1,724,419	—
Transamerica Multi-Cap Growth	30,917,780	7,328,534	(5,857,263)	48,861	2,448,121	34,886,033	4,070,716	900,383	567,692
Transamerica Short-Term Bond	62,052,334	5,340,685	(6,778,172)	5,498	(874,029)	59,746,316	6,034,981	1,120,922	—
Transamerica Small Cap Core	7,951,903	587,561	(2,706,135)	421,426	20,732	6,275,487	499,243	142,357	206,577
Transamerica Small Cap Growth	7,474,165	881,543	(2,519,762)	(1,051,133)	1,248,800	6,033,613	812,061	—	659,774
Transamerica Small Cap Value	16,205,863	1,133,950	(5,291,669)	797,450	(968,748)	11,876,846	997,216	66,915	586,385
Transamerica Small Company Growth Liquidating Trust	1,793	—	—	—	2	1,795	2,887	—	—
Transamerica Total Return	218,246,322	63,252,528	(22,920,460)	(276,128)	(6,887,156)	251,415,106	25,293,270	3,968,403	—
Transamerica US Growth	41,778,221	5,553,830	(11,708,330)	6,497,379	(4,383,085)	37,738,015	1,701,443	654,944	3,483,777

Total	$1,961,781,801	$453,147,428	$(611,948,315)	$50,254,590	$(96,957,981)	$1,756,277,523	164,357,977	$42,449,971	$55,770,268

*	Effective May 25, 2018, Transamerica Bond ceased operations. Please reference the Organization section of the Notes to Schedules of Investments for more information.
(C)	Illiquid security. At July 31, 2018, the value of such securities amounted to $112,490 or less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At July 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$110,695	0.0	%(H)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,795	0.0	(H)

Total			$248,682	$112,490	0.0	%(H)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Does not reflect certain tax adjustments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 10.8%
Transamerica International Equity (A)	2,230,980	$ 43,749,520

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	670,028	670,028

U.S. Equity Funds - 39.5%
Transamerica Large Growth (A)	4,233,347	55,202,842
Transamerica Large Value Opportunities (A)	4,894,426	54,719,686
Transamerica Mid Cap Growth (A)	850,753	12,939,957
Transamerica Mid Cap Value Opportunities (A)	975,445	11,890,677
Transamerica Small Cap Growth (A)	1,780,694	13,248,367
Transamerica Small Cap Value (A)	1,012,533	12,099,765

		160,101,294

U.S. Fixed Income Funds - 49.6%
Transamerica High Quality Bond (A)	3,344,051	32,838,583
Transamerica High Yield Bond (A)	2,781,793	25,397,766
Transamerica Inflation-Protected Securities (A)	4,646,343	45,859,402
Transamerica Intermediate Bond (A)	9,785,816	96,586,002

		200,681,753

Total Investment Companies (Cost $382,450,170)		405,202,595

Total Investments (Cost $382,450,170)		405,202,595
Net Other Assets (Liabilities) - (0.1)%		(210,461)

Net Assets - 100.0%		$ 404,992,134

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$405,202,595	$—	$—	$405,202,595

Total Investments	$405,202,595	$—	$—	$405,202,595

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (C)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (C)	Net Capital Gain Distributions
Transamerica Government Money Market	$571,541	$78,861,224	$(78,762,737)	$—	$—	$670,028	670,028	$6,159	$—
Transamerica High Quality Bond	36,828,042	1,267,364	(4,725,130)	(196,248)	(335,445)	32,838,583	3,344,051	584,931	—
Transamerica High Yield Bond	28,241,746	1,667,511	(3,629,032)	(240,297)	(642,162)	25,397,766	2,781,793	1,155,687	—
Transamerica Inflation-Protected Securities	51,025,807	1,903,526	(6,603,513)	31,861	(498,279)	45,859,402	4,646,343	847,642	—
Transamerica Intermediate Bond	110,054,558	4,135,474	(13,975,130)	(247,491)	(3,381,409)	96,586,002	9,785,816	2,067,199	—
Transamerica International Equity	47,810,455	2,209,438	(6,362,624)	369,252	(277,001)	43,749,520	2,230,980	1,185,792	—
Transamerica Large Growth	62,115,806	3,788,249	(17,538,299)	3,713,027	3,124,059	55,202,842	4,233,347	348,377	2,330,922
Transamerica Large Value Opportunities	57,354,732	2,716,168	(7,728,223)	2,262,252	114,757	54,719,686	4,894,426	666,471	940,746
Transamerica Mid Cap Growth	13,458,529	515,277	(1,844,131)	95,260	715,022	12,939,957	850,753	43,904	215,461
Transamerica Mid Cap Value Opportunities	12,156,291	1,164,175	(1,650,657)	106,196	114,672	11,890,677	975,445	92,472	815,791
Transamerica Small Cap Growth	13,044,643	1,473,832	(1,765,898)	127,950	367,840	13,248,367	1,780,694	—	1,217,921
Transamerica Small Cap Value	13,142,083	796,260	(1,710,895)	245,259	(372,942)	12,099,765	1,012,533	37,572	502,776

Total	$445,804,233	$100,498,498	$(146,296,269)	$6,267,021	$(1,070,888)	$405,202,595	37,206,209	$7,036,206	$6,023,617

(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Does not reflect certain tax adjustments.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 23.0%
Transamerica International Equity (A)	2,806,623	$ 55,037,884

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	397,287	397,287

U.S. Equity Funds - 67.6%
Transamerica Large Growth (A)	4,287,800	55,912,914
Transamerica Large Value Opportunities (A)	4,386,953	49,046,136
Transamerica Mid Cap Growth (A)	934,401	14,212,240
Transamerica Mid Cap Value Opportunities (A)	1,105,082	13,470,952
Transamerica Small Cap Growth (A)	2,039,991	15,177,534
Transamerica Small Cap Value (A)	1,189,608	14,215,810

		162,035,586

U.S. Fixed Income Funds - 9.3%
Transamerica High Quality Bond (A)	115,269	1,131,946
Transamerica High Yield Bond (A)	510,989	4,665,326
Transamerica Inflation-Protected Securities (A)	761,820	7,519,162
Transamerica Intermediate Bond (A)	912,451	9,005,890

		22,322,324

Total Investment Companies (Cost $209,231,245)		239,793,081

Total Investments (Cost $209,231,245)		239,793,081
Net Other Assets (Liabilities) - (0.1)%		(120,190)

Net Assets - 100.0%		$ 239,672,891

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$239,793,081	$—	$—	$239,793,081

Total Investments	$239,793,081	$—	$—	$239,793,081

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (C)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (C)	Net Capital Gain Distributions
Transamerica Government Money Market	$467,594	$49,926,222	$(49,996,529)	$—	$—	$397,287	397,287	$4,176	$—
Transamerica High Quality Bond	1,288,628	45,849	(184,000)	(5,669)	(12,862)	1,131,946	115,269	20,378	—
Transamerica High Yield Bond	5,264,029	316,196	(751,747)	(21,625)	(141,527)	4,665,326	510,989	214,311	—
Transamerica Inflation-Protected Securities	8,509,352	308,405	(1,221,934)	(6,945)	(69,716)	7,519,162	761,820	140,296	—
Transamerica Intermediate Bond	10,422,277	400,127	(1,475,091)	(58,911)	(282,512)	9,005,890	912,451	196,358	—
Transamerica International Equity	61,131,357	2,743,308	(8,997,583)	622,929	(462,127)	55,037,884	2,806,623	1,510,300	—
Transamerica Large Growth	59,616,192	3,477,512	(13,357,872)	3,599,617	2,577,465	55,912,914	4,287,800	316,241	2,091,484
Transamerica Large Value Opportunities	52,115,346	2,530,579	(7,779,017)	3,121,776	(942,548)	49,046,136	4,386,953	603,475	857,317
Transamerica Mid Cap Growth	14,977,770	595,187	(2,271,208)	25,352	885,139	14,212,240	934,401	49,011	240,523
Transamerica Mid Cap Value Opportunities	13,978,291	1,353,565	(2,109,525)	275,194	(26,573)	13,470,952	1,105,082	106,690	941,221
Transamerica Small Cap Growth	15,172,785	1,726,495	(2,287,856)	203,092	363,018	15,177,534	2,039,991	—	1,420,842
Transamerica Small Cap Value	15,674,015	951,971	(2,260,678)	774,796	(924,294)	14,215,810	1,189,608	44,940	601,378

Total	$258,617,636	$64,375,416	$(92,693,040)	$8,529,606	$963,463	$239,793,081	19,448,274	$3,206,176	$6,152,765

(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Does not reflect certain tax adjustments.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.0%
Transamerica International Equity (A)	162,175	$ 3,180,261

Money Market Fund - 0.1%
Transamerica Government Money Market (A)	153,088	153,088

U.S. Equity Funds - 8.0%
Transamerica Large Growth (A)	354,717	4,625,515
Transamerica Large Value Opportunities (A)	427,344	4,777,703
Transamerica Small Cap Core (A)	248,685	3,160,783

		12,564,001

U.S. Fixed Income Funds - 90.0%
Transamerica High Quality Bond (A)	2,983,817	29,301,085
Transamerica High Yield Bond (A)	1,698,581	15,508,045
Transamerica Inflation-Protected Securities (A)	2,626,668	25,925,214
Transamerica Intermediate Bond (A)	7,199,326	71,057,351

		141,791,695

Total Investment Companies (Cost $158,648,498)		157,689,045

Total Investments (Cost $158,648,498)		157,689,045
Net Other Assets (Liabilities) - (0.1)%		(82,794)

Net Assets - 100.0%		$ 157,606,251

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$157,689,045	$—	$—	$157,689,045

Total Investments	$157,689,045	$—	$—	$157,689,045

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated Investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (C)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (C)	Net Capital Gain Distributions
Transamerica Government Money Market	$380,432	$55,819,845	$(56,047,189)	$—	$—	$153,088	153,088	$3,143	$—
Transamerica High Quality Bond	31,408,730	3,552,788	(5,217,534)	(287,178)	(155,721)	29,301,085	2,983,817	485,807	—
Transamerica High Yield Bond	20,066,772	2,607,651	(6,541,799)	(362,225)	(262,354)	15,508,045	1,698,581	803,544	—
Transamerica Inflation-Protected Securities	29,205,256	3,499,215	(6,522,761)	(368,047)	111,551	25,925,214	2,626,668	468,316	—
Transamerica Intermediate Bond	87,073,278	9,910,473	(23,097,403)	(911,966)	(1,917,031)	71,057,351	7,199,326	1,609,527	—
Transamerica International Equity	4,317,814	460,104	(1,625,824)	126,181	(98,014)	3,180,261	162,175	99,284	—
Transamerica Large Growth	6,332,354	795,329	(3,156,103)	654,368	(433)	4,625,515	354,717	32,478	221,618
Transamerica Large Value Opportunities	6,160,653	708,322	(2,347,110)	616,065	(360,227)	4,777,703	427,344	66,741	100,349
Transamerica Small Cap Core	3,977,784	505,430	(1,593,724)	359,196	(87,903)	3,160,783	248,685	35,849	108,760

Total	$188,923,073	$77,859,157	$(106,149,447)	$(173,606)	$(2,770,132)	$157,689,045	15,854,401	$3,604,689	$430,727

(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Does not reflect certain tax adjustments.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 60.1%
Aerospace & Defense - 1.2%
Boeing Co.	770	$ 274,351
General Dynamics Corp.	2,737	546,743
Harris Corp.	410	67,630
Northrop Grumman Corp.	1,357	407,765
United Technologies Corp.	3,418	463,959

		1,760,448

Airlines - 0.3%
Delta Air Lines, Inc.	7,535	410,054
United Continental Holdings, Inc. (A)	857	68,903

		478,957

Auto Components - 0.2%
Aptiv PLC	1,403	137,592
Delphi Technologies PLC	3,624	163,696

		301,288

Automobiles - 0.3%
Ford Motor Co.	36,968	371,159

Banks - 3.5%
Bank of America Corp.	49,347	1,523,835
BB&T Corp.	4,430	225,088
Citigroup, Inc.	16,568	1,191,074
Citizens Financial Group, Inc.	1,040	41,371
Huntington Bancshares, Inc.	11,100	171,384
KeyCorp	14,656	305,871
Regions Financial Corp.	4,640	86,350
SunTrust Banks, Inc.	4,340	312,784
SVB Financial Group (A)	192	59,113
Wells Fargo & Co.	18,506	1,060,209

		4,977,079

Beverages - 1.6%
Coca-Cola Co.	16,702	778,814
Constellation Brands, Inc., Class A	594	124,877
Molson Coors Brewing Co., Class B	6,522	436,974
PepsiCo, Inc.	8,389	964,735

		2,305,400

Biotechnology - 1.5%
AbbVie, Inc.	3,805	350,935
Alexion Pharmaceuticals, Inc. (A)	775	103,044
Amgen, Inc.	1,340	263,377
Biogen, Inc. (A)	1,209	404,253
Celgene Corp. (A)	2,755	248,198
Gilead Sciences, Inc.	6,096	474,452
Vertex Pharmaceuticals, Inc. (A)	1,682	294,434

		2,138,693

Building Products - 0.4%
Allegion PLC	3,113	253,834
Masco Corp.	8,292	334,416

		588,250

Capital Markets - 2.0%
Bank of New York Mellon Corp.	4,927	263,447
BlackRock, Inc.	220	110,607

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Charles Schwab Corp.	7,634	$ 389,792
CME Group, Inc.	510	81,151
Goldman Sachs Group, Inc.	370	87,849
Intercontinental Exchange, Inc.	4,330	320,030
Morgan Stanley	15,717	794,652
State Street Corp.	6,873	606,955
T. Rowe Price Group, Inc.	1,690	201,245

		2,855,728

Chemicals - 1.2%
Celanese Corp., Series A	1,761	207,992
DowDuPont, Inc.	14,939	1,027,355
Eastman Chemical Co.	4,057	420,386

		1,655,733

Communications Equipment - 0.2%
Cisco Systems, Inc.	5,101	215,721
Motorola Solutions, Inc.	370	44,881

		260,602

Consumer Finance - 0.5%
American Express Co.	997	99,222
Capital One Financial Corp.	5,985	564,505

		663,727

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	2,695	122,003
WestRock Co.	4,433	257,025

		379,028

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	1,480	37,237

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	6,330	1,252,517
Voya Financial, Inc.	874	44,155

		1,296,672

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	11,112	355,251
Verizon Communications, Inc.	9,992	515,987

		871,238

Electric Utilities - 1.2%
American Electric Power Co., Inc.	1,909	135,806
Exelon Corp.	11,060	470,050
NextEra Energy, Inc.	4,827	808,715
PG&E Corp.	1,820	78,406
Xcel Energy, Inc.	4,286	200,842

		1,693,819

Electrical Equipment - 0.4%
Eaton Corp. PLC	7,282	605,644

Equity Real Estate Investment Trusts - 1.3%
AvalonBay Communities, Inc.	1,989	351,755
Digital Realty Trust, Inc.	540	65,567
Equinix, Inc.	335	147,159
Equity Residential	4,614	301,894
Federal Realty Investment Trust	1,340	168,170
Prologis, Inc.	5,343	350,608
Public Storage	506	110,222

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Ventas, Inc.	1,930	$ 108,813
Vornado Realty Trust	3,372	242,514

		1,846,702

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	4,483	303,140

Food Products - 0.5%
Mondelez International, Inc., Class A	17,212	746,657

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	4,360	285,754
Becton Dickinson and Co.	1,732	433,641
Boston Scientific Corp. (A)	20,641	693,744
Danaher Corp.	2,154	220,957
Intuitive Surgical, Inc. (A)	310	157,539
Medtronic PLC	5,220	471,001
Zimmer Biomet Holdings, Inc.	4,140	519,653

		2,782,289

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	1,860	152,204
Cigna Corp.	3,019	541,669
CVS Health Corp.	4,870	315,868
UnitedHealth Group, Inc.	6,269	1,587,436

		2,597,177

Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings, Inc.	3,643	286,558
Yum! Brands, Inc.	3,181	252,222

		538,780

Household Durables - 0.2%
Lennar Corp., Class A	4,440	232,079
Toll Brothers, Inc.	1,270	44,780

		276,859

Household Products - 0.3%
Energizer Holdings, Inc.	660	42,029
Procter & Gamble Co.	4,342	351,181

		393,210

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	6,236	995,577

Insurance - 1.5%
American International Group, Inc.	10,409	574,681
Chubb, Ltd.	375	52,395
Everest Re Group, Ltd.	344	75,113
Hartford Financial Services Group, Inc.	7,247	381,917
Lincoln National Corp.	3,880	264,228
Marsh & McLennan Cos., Inc.	1,330	110,869
MetLife, Inc.	8,430	385,588
Principal Financial Group, Inc.	930	54,014
Prudential Financial, Inc.	1,700	171,547

		2,070,352

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	1,648	2,929,221
Booking Holdings, Inc. (A)	111	225,188
Expedia Group, Inc.	1,130	151,239
Netflix, Inc. (A)	590	199,096

		3,504,744

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 3.2%
Alphabet, Inc., Class A (A)	1,266	$ 1,553,660
Alphabet, Inc., Class C (A)	1,273	1,549,572
Facebook, Inc., Class A (A)	8,129	1,402,903

		4,506,135

IT Services - 2.3%
Accenture PLC, Class A	3,625	577,571
Alliance Data Systems Corp.	730	164,162
Fidelity National Information Services, Inc.	4,234	436,653
International Business Machines Corp.	1,347	195,221
Mastercard, Inc., Class A	1,620	320,760
PayPal Holdings, Inc. (A)	5,360	440,270
Visa, Inc., Class A	8,488	1,160,649

		3,295,286

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,159	76,540
Illumina, Inc. (A)	501	162,505
Thermo Fisher Scientific, Inc.	1,406	329,749

		568,794

Machinery - 1.7%
Caterpillar, Inc.	2,681	385,528
Cummins, Inc.	1,360	194,221
Deere & Co.	1,649	238,759
Ingersoll-Rand PLC	5,137	506,046
PACCAR, Inc.	3,683	242,047
Snap-on, Inc.	1,691	286,776
Stanley Black & Decker, Inc.	3,906	583,830

		2,437,207

Media - 2.2%
Charter Communications, Inc., Class A (A)	2,074	631,699
Comcast Corp., Class A	24,908	891,208
Discovery, Inc., Class A (A)	1,730	45,983
DISH Network Corp., Class A (A)	4,698	148,269
Sirius XM Holdings, Inc. (C)	20,487	143,819
Twenty-First Century Fox, Inc., Class A	5,284	237,780
Walt Disney Co.	8,786	997,738

		3,096,496

Metals & Mining - 0.2%
Alcoa Corp. (A)	820	35,481
Freeport-McMoRan, Inc.	7,018	115,797
Newmont Mining Corp.	1,683	61,733

		213,011

Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	6,750	348,030
Sempra Energy	1,680	194,191
WEC Energy Group, Inc.	2,450	162,607

		704,828

Multiline Retail - 0.6%
Dollar General Corp.	4,530	444,620
Dollar Tree, Inc. (A)	3,654	333,537
Macy’s, Inc.	1,070	42,511

		820,668

Oil, Gas & Consumable Fuels - 3.7%
Andeavor	1,210	181,573

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	8,278	$ 1,045,263
Concho Resources, Inc. (A)	2,034	296,659
Diamondback Energy, Inc.	2,649	349,536
EOG Resources, Inc.	6,665	859,385
EQT Corp.	1,828	90,815
Exxon Mobil Corp.	6,799	554,186
Marathon Petroleum Corp.	6,870	555,302
Occidental Petroleum Corp.	6,397	536,900
ONEOK, Inc.	2,400	169,056
Pioneer Natural Resources Co.	3,377	639,165

		5,277,840

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	1,820	245,591

Pharmaceuticals - 2.9%
Allergan PLC	1,682	309,639
Bristol-Myers Squibb Co.	6,394	375,647
Eli Lilly & Co.	5,902	583,177
Johnson & Johnson	7,464	989,129
Merck & Co., Inc.	9,515	626,753
Mylan NV (A)	2,950	110,065
Pfizer, Inc.	27,787	1,109,535
Zoetis, Inc.	490	42,375

		4,146,320

Road & Rail - 1.2%
Norfolk Southern Corp.	4,288	724,672
Union Pacific Corp.	6,694	1,003,364

		1,728,036

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	8,015	770,562
Broadcom, Inc.	2,438	540,675
Intel Corp.	3,390	163,059
Microchip Technology, Inc. (C)	3,222	301,032
Micron Technology, Inc. (A)	3,420	180,542
NVIDIA Corp.	3,304	809,017
Texas Instruments, Inc.	7,482	832,896

		3,597,783

Software - 4.2%
Adobe Systems, Inc. (A)	1,783	436,264
Electronic Arts, Inc. (A)	350	45,063
Intuit, Inc.	2,060	420,734
Microsoft Corp.	34,662	3,676,945
Oracle Corp.	7,920	377,626
salesforce.com, Inc. (A)	5,880	806,442
Workday, Inc., Class A (A)	1,567	194,339

		5,957,413

Specialty Retail - 2.0%
AutoZone, Inc. (A)	570	402,152
Best Buy Co., Inc.	3,070	230,342
Home Depot, Inc.	5,313	1,049,424
Lowe’s Cos., Inc.	3,022	300,205
O’Reilly Automotive, Inc. (A)	1,233	377,298
Ross Stores, Inc.	3,865	337,917
TJX Cos., Inc.	910	88,507

		2,785,845

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	17,135	$ 3,260,619
Hewlett Packard Enterprise Co.	21,830	337,055
HP, Inc.	14,960	345,277

		3,942,951

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	6,465	497,223
PVH Corp.	2,340	359,237
Ralph Lauren Corp.	830	112,033

		968,493

Tobacco - 0.8%
Altria Group, Inc.	4,870	285,772
Philip Morris International, Inc.	9,120	787,056

		1,072,828

Trading Companies & Distributors - 0.1%
Fastenal Co.	3,080	175,344
United Rentals, Inc. (A)	240	35,712

		211,056

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	4,114	246,840

Total Common Stocks (Cost $76,800,716)		85,119,610

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.71% (D)	3,392	91,313

Capital Markets - 0.0% (B)
State Street Corp.,
Series D, Fixed until 03/15/2024, 5.90% (D)	1,536	41,687

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C) (D)	320	8,656

Total Preferred Stocks (Cost $145,729)		141,656

	Principal	Value
ASSET-BACKED SECURITIES - 3.3%
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.26% (D), 07/18/2027 (E)	$ 250,000	249,832
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	71,170	69,356
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	69,661	68,290
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.54% (D), 10/18/2030 (E)	250,000	250,809

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, LP
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	$ 110,000	$ 109,059
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	168,506	169,104
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	171,981	165,260
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	100,000	100,035
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	48,003	46,900
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	51,382	50,007
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	200,000	198,191
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	300,000	298,087
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.54% (D), 01/20/2031 (E)	200,000	200,114
Ocwen Master Advance Receivables Trust
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (E)	210,000	209,919
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.62% (D), 07/20/2030 (E)	250,000	250,530
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	380,000	377,434
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	12,980	12,974
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	27,786	27,743
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	23,092	23,014
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	19,861	19,705
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	20,724	20,624
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	34,281	33,613
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	16,154	16,149
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	128,201	119,488
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	81,748	81,292
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	117,089	116,106
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	106,111	104,506

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	$ 92,894	$ 91,494
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	150,734	147,676
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	81,987	79,982
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	260,391	253,509
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	258,795	253,940
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	245,000	242,408
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	52,313	51,009
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	118,998	116,552

Total Asset-Backed Securities (Cost $4,684,878)		4,624,711

CORPORATE DEBT SECURITIES - 15.8%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.
2.55%, 10/15/2022	181,000	174,658

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	56,987
5.10%, 01/15/2044	49,000	52,218

		109,205

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	120,029	113,227
3.70%, 04/01/2028	144,721	141,670
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	320,346	347,976
United Airlines Pass-Through Trust
3.75%, 03/03/2028	257,188	255,339

		858,212

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	105,000	101,493

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026 (C)	150,000	144,708
General Motors Co.
4.88%, 10/02/2023	30,000	30,723
6.25%, 10/02/2043	20,000	20,877

		196,308

Banks - 3.0%
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	59,000	56,186
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	34,000	31,975
3.88%, 08/01/2025, MTN	121,000	120,668
4.45%, 03/03/2026, MTN	174,000	174,660
Bank One Corp.
8.00%, 04/29/2027	65,000	81,745

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC
10.18%, 06/12/2021 (E)	$ 390,000	$ 448,953
BB&T Corp.
2.85%, 10/26/2024, MTN	105,000	100,132
CIT Group, Inc.
4.13%, 03/09/2021	10,000	9,987
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.29% (D), 07/24/2023	151,000	151,911
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	229,000	222,459
4.50%, 01/14/2022	55,000	56,558
6.68%, 09/13/2043	20,000	24,927
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	291,926
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (E) (F)	209,000	223,212
Discover Bank
3.45%, 07/27/2026	250,000	232,608
Fifth Third Bancorp
3.95%, 03/14/2028	110,000	108,161
First Horizon National Corp.
3.50%, 12/15/2020	110,000	109,865
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 3.33% (D), 05/18/2024	213,000	213,252
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	65,000	60,003
JPMorgan Chase & Co.
3.25%, 09/23/2022	249,000	247,273
3.38%, 05/01/2023	130,000	127,026
4.85%, 02/01/2044	20,000	20,919
Fixed until 02/01/2024, 6.75% (D), 02/01/2024 (C) (F)	4,937	5,394
Nordea Bank AB
4.25%, 09/21/2022 (E)	470,000	476,136
PNC Bank NA
4.05%, 07/26/2028	250,000	250,584
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	68,919
6.40%, 10/21/2019	60,000	62,061
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031	150,000	141,474
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	36,000	35,604
5.38%, 11/02/2043	118,000	128,690
Fixed until 06/15/2024, 5.90% (D), 06/15/2024 (C) (F)	43,000	43,451

		4,326,719

Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	56,000	54,977
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	124,000	120,886
Constellation Brands, Inc.
3.70%, 12/06/2026	52,000	50,279
Pernod Ricard SA
5.75%, 04/07/2021 (E)	128,000	135,042

		361,184

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	$ 147,000	$ 137,995
Biogen, Inc.
4.05%, 09/15/2025	82,000	82,794
Celgene Corp.
3.88%, 08/15/2025	96,000	94,786
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	32,000	30,087
4.15%, 03/01/2047	31,000	30,056

		375,718

Building Products - 0.1%
Owens Corning
4.40%, 01/30/2048	121,000	99,928

Capital Markets - 1.8%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	204,713
7.30%, 06/28/2019	160,000	166,205
Charles Schwab Corp.
3.20%, 03/02/2027	75,000	71,862
3.85%, 05/21/2025	171,000	172,620
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	250,000	242,470
3.80%, 06/09/2023	80,000	79,341
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.55% (D), 02/27/2023 (C)	115,000	110,765
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	257,000	274,637
6.25%, 02/01/2041	20,000	24,129
6.75%, 10/01/2037	125,000	152,853
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	142,647	150,936
Morgan Stanley
5.00%, 11/24/2025	80,000	83,140
5.75%, 01/25/2021	280,000	295,214
State Street Corp.
3-Month LIBOR + 1.00%, 3.34% (D), 06/01/2077	11,000	9,865
UBS AG
7.63%, 08/17/2022	250,000	278,375
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	200,000	200,558

		2,517,683

Chemicals - 0.0% (B)
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	60,577

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	140,000	139,259

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	92,000	88,780

Construction & Engineering - 0.2%
SBA Tower Trust
2.88%, 07/10/2046 (E)	58,000	56,700

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
SBA Tower Trust (continued)
3.17%, 04/09/2047 (E)	$ 110,000	$ 107,697
3.45%, 03/15/2048 (E)	190,000	187,444

		351,841

Construction Materials - 0.3%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	200,000	184,374
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	200,000	202,842

		387,216

Consumer Finance - 0.5%
Ally Financial, Inc.
3.50%, 01/27/2019	120,000	120,180
4.13%, 03/30/2020	120,000	120,576
American Express Co.
3.00%, 10/30/2024	44,000	42,115
4.05%, 12/03/2042	50,000	49,131
BMW US Capital LLC
2.80%, 04/11/2026 (E)	82,000	75,734
Capital One Financial Corp.
3.30%, 10/30/2024	183,000	174,183
Discover Financial Services
3.75%, 03/04/2025	80,000	76,595

		658,514

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	96,000	99,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	34,654	35,000

		134,562

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	15,000	14,664

Diversified Financial Services - 0.2%
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	153,000	163,937
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028 (E)	137,000	134,078
Kaupthing Bank
7.63%, 02/28/2020 (G) (H) (I) (J)	710,000	0

		298,015

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	180,000	175,464
3.40%, 05/15/2025	130,000	123,475
4.35%, 06/15/2045	70,000	60,697
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	40,000	39,227
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	23,100
Verizon Communications, Inc.
5.15%, 09/15/2023	155,000	166,154
5.50%, 03/16/2047	187,000	204,047

		792,164

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	110,000	107,280

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	$ 43,000	$ 50,273
8.88%, 11/15/2018	9,000	9,153
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	226,000	204,748
Duke Energy Progress LLC
3.60%, 09/15/2047	80,000	72,939
Entergy Arkansas, Inc.
3.70%, 06/01/2024	61,000	61,402
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	35,714
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	65,000	66,123
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,268
5.30%, 06/01/2042	25,000	28,850
PacifiCorp
3.60%, 04/01/2024	130,000	130,722
5.75%, 04/01/2037	25,000	30,181
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	140,000	135,114

		944,767

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.88%, 01/12/2028	130,000	121,464
Keysight Technologies, Inc.
4.55%, 10/30/2024	155,000	157,063

		278,527

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	100,000	99,470
Schlumberger Investment SA
3.65%, 12/01/2023	33,000	33,264
Weatherford International, Ltd.
5.95%, 04/15/2042 (C)	35,000	25,988

		158,722

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1
3.65%, 03/23/2048 (E)	120,000	116,899
CBL & Associates, LP
5.25%, 12/01/2023	139,000	122,992
EPR Properties
4.50%, 04/01/2025	225,000	221,609
HCP, Inc.
3.40%, 02/01/2025	85,000	80,540
Hospitality Properties Trust
5.00%, 08/15/2022	174,000	179,151
Kilroy Realty, LP
4.25%, 08/15/2029	177,000	172,499
Realty Income Corp.
3.88%, 07/15/2024	118,000	117,092
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	60,000	59,978

		1,070,760

Food & Staples Retailing - 0.3%
Kroger Co.
2.80%, 08/01/2022	66,000	63,907
Sysco Corp.
3.25%, 07/15/2027	95,000	89,524

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	$ 135,000	$ 134,309
Walmart, Inc.
3.63%, 12/15/2047	135,000	128,239

		415,979

Food Products - 0.1%
Campbell Soup Co.
4.15%, 03/15/2028	147,000	140,797
Kraft Heinz Foods Co.
4.88%, 02/15/2025 (E)	75,000	76,466

		217,263

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	159,000	158,121
Becton Dickinson and Co.
3.70%, 06/06/2027	156,000	149,691

		307,812

Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	69,197
CVS Health Corp.
2.13%, 06/01/2021	144,000	139,030
5.05%, 03/25/2048	86,000	89,122
5.30%, 12/05/2043	14,000	14,861
HCA Healthcare, Inc.
6.25%, 02/15/2021	50,000	52,062

		364,272

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	94,000	95,338

Industrial Conglomerates - 0.3%
General Electric Co.
Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (F)	463,000	455,643
6.88%, 01/10/2039, MTN	20,000	25,230

		480,873

Insurance - 0.4%
Allstate Corp.
3.28%, 12/15/2026	90,000	86,608
American International Group, Inc.
Fixed until 05/15/2038, 8.18% (D), 05/15/2068	26,000	32,955
Athene Global Funding
3.00%, 07/01/2022 (E)	93,000	90,026
Athene Holding, Ltd.
4.13%, 01/12/2028	186,000	173,717
CNA Financial Corp.
5.88%, 08/15/2020	90,000	94,333
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	63,555

		541,194

Internet Software & Services - 0.1%
Baidu, Inc.
3.88%, 09/29/2023	200,000	198,181

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	$ 55,000	$ 55,321
Mastercard, Inc.
3.38%, 04/01/2024	33,000	33,008

		88,329

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	200,000	194,787

Media - 0.2%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	102,250
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	137,525
4.45%, 01/15/2043	47,000	44,706

		284,481

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	200,000	183,936
Freeport-McMoRan, Inc.
3.88%, 03/15/2023 (C)	45,000	43,313

		227,249

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	21,918
4.88%, 03/01/2044	33,000	35,137
Dominion Energy, Inc.
2.58%, 07/01/2020	79,000	77,854
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	10,000	9,593

		144,502

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	68,000	73,438
Apache Corp.
4.25%, 01/15/2044	15,000	13,418
4.75%, 04/15/2043	22,000	21,105
BP Capital Markets PLC
3.12%, 05/04/2026	150,000	143,812
Continental Resources, Inc.
3.80%, 06/01/2024	25,000	24,558
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	35,503
Enterprise Products Operating LLC
4.25%, 02/15/2048	132,000	124,920
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	87,037
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	149,360
3.04%, 03/01/2026	60,000	58,431
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	44,885
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	56,993
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	117,000	117,570
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,473

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.
6.00%, 03/01/2041	$ 22,000	$ 24,411
Petrobras Global Finance BV
6.25%, 03/17/2024	70,000	71,260
Petroleos Mexicanos
3.50%, 01/30/2023	140,000	133,031
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	100,000	102,072
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	130,000	127,394
Shell International Finance BV
2.50%, 09/12/2026	130,000	120,540
3.75%, 09/12/2046	39,000	36,971
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	37,083
4.63%, 03/01/2034	35,000	35,153
Western Gas Partners, LP
5.38%, 06/01/2021 (C)	76,000	78,703
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,675
7.88%, 09/01/2021	33,000	36,630
Williams Partners, LP
5.40%, 03/04/2044	35,000	35,986

		1,814,412

Pharmaceuticals - 0.4%
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	226,000	228,398
4.40%, 07/15/2044 (E)	58,000	55,734
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	195,858
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	92,000	85,017

		565,007

Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	17,725
3.75%, 04/01/2024	12,000	12,100

		29,825

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.88%, 05/11/2024	145,000	141,026
KLA-Tencor Corp.
4.13%, 11/01/2021	92,000	93,581
QUALCOMM, Inc.
3.25%, 05/20/2027	132,000	124,568

		359,175

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	140,000	138,265

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.85%, 02/23/2023	240,000	236,760
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	115,000	121,570

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.
3.75%, 12/01/2020 (C)	$ 11,000	$ 11,080
Western Digital Corp.
4.75%, 02/15/2026	120,000	117,975

		487,385

Tobacco - 0.2%
Reynolds American, Inc.
4.45%, 06/12/2025	136,000	138,156
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	105,000	109,750

		247,906

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	145,000	159,344

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	195,603
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	42,000	41,160
3.72%, 07/15/2043 (E)	105,000	105,189
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	35,000	35,595
Sprint Corp.
7.88%, 09/15/2023	45,000	48,038
Vodafone Group PLC
4.38%, 05/30/2028 (C)	106,000	106,105

		531,690

Total Corporate Debt Securities (Cost $22,951,630)		22,392,745

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (C)	200,000	204,500

Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	225,000	238,242

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028 (C)	116,000	109,968

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	100,000	122,600

Total Foreign Government Obligations (Cost $691,585)		675,310

MORTGAGE-BACKED SECURITIES - 3.9%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	182,502	128,111
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	137,142
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	315,000	304,403
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	245,000	247,612

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	$ 250,000	$ 250,096
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	45,367
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	66,629
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	154,183
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	133,253	132,193
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	92,967	91,208
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	20,882
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	99,044
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	100,000	101,673
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	45,861
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	100,000	97,110
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	100,000	98,728
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	132,000	127,203
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	225,000	222,716
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.54% (D), 08/26/2036 (E)	44,031	44,207
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.42% (D), 12/27/2035 (E)	168,357	164,498
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.99% (D), 03/18/2035	93,855	95,093
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	100,000	98,246
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	285,000	280,106
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 2.86% (D), 10/25/2034	55,812	54,727
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.81% (D), 08/25/2037	142,702	123,473
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.24% (D), 05/26/2037 (E)	18,939	18,966

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.70% (D), 10/25/2028	$ 31,358	$ 31,048
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	300,000	289,945
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	164,634	158,887
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.47% (D), 08/15/2034 (E)	404,646	405,150
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	88,394	88,818
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	38,887	38,929
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	97,061	97,216
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	71,377	71,418
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	66,625	65,607
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	139,852	140,729
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	236,997	238,315
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	95,564	96,175
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	195,000	194,141
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	130,000	122,817
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.78% (D), 01/19/2034	76,014	74,239
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	225,000	223,635

Total Mortgage-Backed Securities (Cost $5,723,596)		5,586,546

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	15,000	20,741
State of California, General Obligation Unlimited
7.30%, 10/01/2039	55,000	77,632
7.60%, 11/01/2040	60,000	90,229

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited (continued)
7.95%, 03/01/2036	$ 110,000	$ 118,466
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	10,000	10,397

		317,465

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	10,000	12,551

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	16,000	23,069

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	15,000	19,898
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	15,000	19,362
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	10,000	11,842
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	20,000	22,977

		74,079

Total Municipal Government Obligations (Cost $433,473)		427,164

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 3.90% (D), 02/01/2041	10,924	11,441
5.50%, 06/01/2041	23,569	25,390
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	468,390	456,376
3.06% (D), 08/25/2024	490,000	484,800
3.49%, 01/25/2024	177,000	179,350
3.53% (D), 07/25/2023	157,000	159,719
Federal National Mortgage Association
2.50%, TBA (K)	512,000	495,540
3.00%, TBA (K)	3,414,000	3,320,686
3.33% (D), 10/25/2023	55,000	55,244
3.50%, 11/01/2028 - 01/01/2029	99,012	100,173
3.50%, TBA (K)	2,148,000	2,131,834
12-Month LIBOR + 1.75%, 3.73% (D), 03/01/2041	7,367	7,649
12-Month LIBOR + 1.82%, 3.84% (D), 03/01/2041	4,784	5,029
4.00%, 10/01/2025 - 06/01/2042	63,241	64,762
4.00%, TBA (K)	570,000	578,995
4.50%, 02/01/2025 - 06/01/2026	84,228	87,053

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.00%, 04/01/2039 - 11/01/2039	$ 213,120	$ 228,497
5.00%, TBA (K)	109,000	115,136
5.50%, 09/01/2036 - 12/01/2041	300,274	329,046
6.00%, 02/01/2038 - 06/01/2041	317,295	347,445
6.50%, 05/01/2040	44,476	49,750
Government National Mortgage Association, Interest Only STRIPS
0.78% (D), 02/16/2053	184,994	9,055

Total U.S. Government Agency Obligations (Cost $9,340,589)		9,242,970

U.S. GOVERNMENT OBLIGATIONS - 8.3%
U.S. Treasury - 7.3%
U.S. Treasury Bond
2.25%, 08/15/2046	339,000	286,031
2.50%, 02/15/2045 - 05/15/2046	707,000	631,267
2.75%, 08/15/2042 - 11/15/2047	1,139,500	1,072,396
2.88%, 08/15/2045	166,000	159,626
3.00%, 05/15/2042	139,000	137,317
3.50%, 02/15/2039	480,000	514,106
3.63%, 02/15/2044	1,276,300	1,398,546
4.50%, 02/15/2036	625,000	752,563
4.75%, 02/15/2037	781,000	974,236
5.25%, 02/15/2029	445,000	536,277
U.S. Treasury Note
1.00%, 11/30/2019	1,051,400	1,029,961
1.13%, 06/30/2021 - 09/30/2021	255,000	242,849
1.25%, 11/30/2018	504,300	502,921
1.50%, 08/15/2026	320,000	286,938
1.63%, 03/31/2019 - 05/15/2026	920,100	896,168
1.75%, 11/30/2021	163,000	157,613
1.88%, 11/30/2021	155,000	150,513
2.00%, 12/31/2021 - 02/15/2025	282,000	271,319
2.25%, 11/15/2027	215,300	202,853
2.88%, 05/15/2028	121,200	120,272

		10,323,772

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	86,463	93,298
2.50%, 01/15/2029	319,553	370,830
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	929,408	919,966

		1,384,094

Total U.S. Government Obligations (Cost $12,085,146)		11,707,866

COMMERCIAL PAPER - 3.5%
Banks - 0.5%
Natixis
2.28% (L), 08/09/2018	250,000	249,875
Sumitomo Mitsui Banking Corp.
2.33% (L), 09/14/2018	500,000	498,607

		748,482

Capital Markets - 0.5%
Cedar Springs Capital Co. LLC
2.40% (L), 10/29/2018	300,000	298,257
Credit Suisse
2.37% (L), 08/03/2018	350,000	349,955

		648,212

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Commercial Services & Supplies - 0.4%
Charta LLC
2.31% (L), 09/07/2018	$ 550,000	$ 548,717

Diversified Financial Services - 2.1%
Alpine Securitizaton Corp.
2.36% (L), 10/01/2018	250,000	249,021
Gotham Funding Corp.
2.29% (L), 08/30/2018	400,000	399,275
Le Fayette Asset Securitization LLC
2.35% (L), 09/11/2018	400,000	398,952
LMA SA
2.35% (L), 09/17/2018	500,000	498,499
Mont Blanc Capital Corp.
2.37% (L), 09/17/2018	500,000	498,486
Nieuw Amsterdam Receivables Corp.
2.31% (L), 09/11/2018	500,000	498,707
Sheffield Receivable
2.34% (L), 09/14/2018	500,000	498,601

		3,041,541

Total Commercial Paper (Cost $4,986,952)		4,986,952

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bill
1.90% (L), 08/09/2018	$ 50,000	$ 49,979
1.96% (L), 10/04/2018	1,400,000	1,395,218
1.98% (L), 09/20/2018 - 10/25/2018	350,000	348,583
2.03% (L), 01/31/2019 (M)	70,000	69,237

Total Short-Term U.S. Government Obligations (Cost $1,863,083)		1,863,017

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (L)	1,314,419	1,314,419

Total Securities Lending Collateral (Cost $1,314,419)		1,314,419

Total Investments (Cost $141,021,796)		148,082,966
Net Other Assets (Liabilities) - (4.5)%		(6,393,032)

Net Assets - 100.0%		$ 141,689,934

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	6	09/21/2018	$843,837	$845,130	$1,293	$—

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Common Stocks	$85,119,610	$—	$—	$85,119,610
Preferred Stocks	141,656	—	—	141,656
Asset-Backed Securities	—	4,624,711	—	4,624,711
Corporate Debt Securities	—	22,392,745	0	22,392,745
Foreign Government Obligations	—	675,310	—	675,310
Mortgage-Backed Securities	—	5,586,546	—	5,586,546
Municipal Government Obligations	—	427,164	—	427,164
U.S. Government Agency Obligations	—	9,242,970	—	9,242,970
U.S. Government Obligations	—	11,707,866	—	11,707,866
Commercial Paper	—	4,986,952	—	4,986,952
Short-Term U.S. Government Obligations	—	1,863,017	—	1,863,017
Securities Lending Collateral	1,314,419	—	—	1,314,419

Total Investments	$86,575,685	$61,507,281	$0	$148,082,966

Other Financial Instruments
Futures Contracts (P)	$1,293	$—	$—	$1,293

Total Other Financial Instruments	$1,293	$—	$—	$1,293

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,285,021. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $14,202,527, representing 10.0% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2018, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(H)	Security deemed worthless.
(I)	Illiquid security. At July 31, 2018, the value of such securities amounted to $0 or less than 0.1% of the Fund’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Rates disclosed reflect the yields at July 31, 2018.
(M)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $59,346.
(N)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.
(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.4%
Access Point Funding I LLC
Series 2017-A, Class A,
3.06%, 04/15/2029 (A)	$ 523,796	$ 520,527
Battalion CLO XII, Ltd.
Series 2018-12A, Class A1,
3-Month LIBOR + 1.07%, 3.40% (B), 05/17/2031 (A)	2,500,000	2,492,920
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 3.53% (B), 07/18/2027 (A)	525,000	519,286
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	409,227	398,798
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	1,918,857	1,881,084
CIFC Funding, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 3.59% (B), 04/15/2027 (A)	2,810,000	2,789,133
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	36,286	36,253
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.28%, 2.34% (B), 09/25/2036	931,250	927,766
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	246,785	246,615
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	124,138	123,837
Golub Capital Partners CLO, Ltd.
Series 2017-34A, Class A1,
3-Month LIBOR + 1.85%, 4.20% (B), 03/08/2029 (A)	530,000	531,606
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.33%, 2.39% (B), 01/25/2036	1,678,586	1,189,643
GSAMP Trust
Series 2006-HE1, Class A2D,
1-Month LIBOR + 0.31%, 2.37% (B), 01/25/2036	521,076	521,192
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	71,156	70,680
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 3.69% (B), 07/15/2026 (A)	650,000	646,853
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,890,848	1,902,675
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.35%, 2.41% (B), 12/25/2035	1,598,116	1,601,587

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 3.79% (B), 10/15/2026 (A)	$ 2,000,000	$ 1,997,972
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	2,700,000	2,678,365
Series 2016-T2, Class BT2,
3.02%, 10/15/2049 (A)	425,000	420,103
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	650,000	642,833
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	2,400,000	2,378,294
Series 2017-T1, Class CT1,
3.71%, 02/15/2051 (A)	1,622,000	1,587,421
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	700,000	681,530
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	2,900,000	2,881,503
OCP CLO, Ltd.
Series 2014-7A, Class A2AR,
3-Month LIBOR + 1.40%, 3.75% (B), 10/20/2026 (A)	500,000	499,766
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class CT2,
3.81%, 08/16/2049 (A)	1,600,000	1,590,272
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (A)	3,983,000	3,981,470
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	427,020	418,919
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	1,029,317	1,003,629
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	2,080,104	2,065,361
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4,
1-Month LIBOR + 0.32%, 2.38% (B), 02/25/2036	71,369	71,362
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	3,245,000	3,223,085
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	63,587	63,489
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	1,055,730	1,053,808
Soundview Home Loan Trust
Series 2006-3, Class A3,
1-Month LIBOR + 0.16%, 2.22% (B), 11/25/2036	1,670,374	1,619,877
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (A)	1,259,597	1,284,402
Series 2014-3A, Class A,

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Spirit Master Funding LLC (continued)
5.74%, 03/20/2042 (A)	$ 4,028,535	$ 4,164,251
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	953,724	948,407
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (A)	1,900,000	1,906,234
Series 2016-T1, Class CT1,
3.32%, 11/16/2048 (A)	1,450,000	1,445,415
STORE Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (A)	3,772,681	3,696,560
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (A)	619,342	628,663
TICP CLO I, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 3.65% (B), 07/20/2027 (A)	1,440,000	1,437,915
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 3.71% (B), 04/20/2028 (A)	1,250,000	1,243,820
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	450,079	436,924
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	1,112,561	1,089,990
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	1,765,174	1,722,019
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	2,693,700	2,622,509
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	1,963,881	1,939,533
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	3,145,891	3,140,649
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A,
1-Month LIBOR + 0.43%, 2.49% (B), 03/25/2037 (A)	76,636	77,141
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	1,106,137	1,084,622
Wellfleet CLO, Ltd.
Series 2016-1A, Class CR,
3-Month LIBOR + 2.00%, 4.35% (B), 04/20/2028 (A)	2,450,000	2,449,672
Westgate Resorts LLC
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	143,270	142,653

Total Asset-Backed Securities (Cost $75,025,707)		76,720,893

CORPORATE DEBT SECURITIES - 54.3%
Aerospace & Defense - 0.2%
Bombardier, Inc.
7.50%, 03/15/2025 (A)	430,000	451,500
Embraer Netherlands Finance BV
5.40%, 02/01/2027	690,000	709,044

		1,160,544

Airlines - 1.9%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	654,223	693,476

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
American Airlines Pass-Through Trust
4.00%, 01/15/2027	$ 2,706,688	$ 2,699,570
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	192,472	198,978
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	1,377,231	1,401,057
6.82%, 02/10/2024	1,515,465	1,646,174
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	817,754	851,118
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,770,311	1,757,582
4.30%, 02/15/2027	956,480	969,680
US Airways Pass-Through Trust
3.95%, 05/15/2027	327,217	325,990
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (A)	391,456	398,111

		10,941,736

Automobiles - 0.4%
Ford Motor Co.
4.35%, 12/08/2026	1,281,000	1,235,804
General Motors Co.
4.88%, 10/02/2023	1,029,000	1,053,791

		2,289,595

Banks - 10.0%
Banco Santander SA
4.38%, 04/12/2028	800,000	780,327
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	2,409,000	2,265,492
4.45%, 03/03/2026, MTN	558,000	560,116
5.88%, 02/07/2042, MTN	567,000	682,180
Fixed until 03/10/2026, 6.30% (B), 03/10/2026 (C)	505,000	537,825
Bank One Capital III
8.75%, 09/01/2030	195,000	265,811
Bank One Corp.
8.00%, 04/29/2027	825,000	1,037,532
Barclays Bank PLC
10.18%, 06/12/2021 (A)	2,707,000	3,116,195
Barclays PLC
4.34%, 01/10/2028	639,000	612,376
BBVA Bancomer SA
6.50%, 03/10/2021 (A)	3,600,000	3,798,000
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (B), 03/14/2022 (A) (C)	385,000	393,662
CIT Group, Inc.
4.13%, 03/09/2021	130,000	129,838
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.29% (B), 07/24/2023	1,010,000	1,016,095
Fixed until 01/10/2027, 3.89% (B), 01/10/2028	2,017,000	1,959,388
Fixed until 01/30/2023, 5.95% (B), 01/30/2023 (C) (D)	3,835,000	3,930,875
Commerzbank AG
8.13%, 09/19/2023 (A)	2,435,000	2,787,612
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (B), 06/30/2019 (A) (C)	1,071,000	1,143,828

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	$ 2,174,000	$ 2,012,172
Discover Bank
3.45%, 07/27/2026	1,420,000	1,321,214
First Horizon National Corp.
3.50%, 12/15/2020	1,320,000	1,318,378
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 3.33% (B), 05/18/2024	2,132,000	2,134,518
Fixed until 09/17/2024, 6.38% (B), 09/17/2024 (C)	2,805,000	2,815,519
ING Bank NV
5.80%, 09/25/2023 (A)	2,240,000	2,388,418
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	284,000	264,073
3.88%, 07/14/2027 (A)	448,000	392,395
5.02%, 06/26/2024 (A)	595,000	549,258
JPMorgan Chase & Co.
Fixed until 07/23/2028, 4.20% (B), 07/23/2029	3,000,000	3,002,443
Lloyds Bank PLC
6.50%, 09/14/2020, MTN (A)	1,591,000	1,674,601
Macquarie Bank, Ltd.
6.63%, 04/07/2021 (A)	1,000,000	1,064,594
PNC Bank NA
4.05%, 07/26/2028	1,230,000	1,232,871
Royal Bank of Scotland Group PLC
3-Month LIBOR + 1.55%, 3.89% (B), 06/25/2024	1,571,000	1,584,165
6.10%, 06/10/2023	4,175,000	4,419,341
Santander Holdings USA, Inc.
3.70%, 03/28/2022	1,020,000	1,012,260
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (B), 09/15/2031	1,115,000	1,051,621
Wells Fargo & Co.
3-Month LIBOR + 3.77%, 6.11% (B), 09/15/2018 (C)	3,205,000	3,231,281
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	532,582

		57,018,856

Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	1,840,000	1,806,377
Constellation Brands, Inc.
2.25%, 11/06/2020	1,382,000	1,348,631
3.70%, 12/06/2026	374,000	361,618
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	1,410,000	1,357,125
Pernod Ricard SA
4.45%, 01/15/2022 (A)	2,728,000	2,797,549
5.75%, 04/07/2021 (A)	777,000	819,749

		8,491,049

Biotechnology - 0.7%
AbbVie, Inc.
3.20%, 05/14/2026	1,656,000	1,554,558
Biogen, Inc.
4.05%, 09/15/2025	1,094,000	1,104,595

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Celgene Corp.
3.88%, 08/15/2025	$ 1,235,000	$ 1,219,380
Gilead Sciences, Inc.
2.95%, 03/01/2027 (D)	232,000	218,132

		4,096,665

Building Products - 1.3%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	1,900,000	1,999,750
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	2,208,000	2,163,840
Owens Corning
4.20%, 12/15/2022	3,242,000	3,241,342

		7,404,932

Capital Markets - 2.8%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	1,180,000	1,225,759
Charles Schwab Corp.
3.20%, 03/02/2027	1,603,000	1,535,919
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 3.57% (B), 06/12/2024(A)	1,158,000	1,165,907
Fixed until 07/17/2023, 7.50% (B), 07/17/2023 (A) (C)	848,000	872,380
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.55% (B), 02/27/2023	1,195,000	1,150,993
3-Month LIBOR + 1.31%, 3.64% (B), 08/20/2020	945,000	943,050
Goldman Sachs Group, Inc.
Fixed until 05/10/2020, 5.38% (B), 05/10/2020 (C)	1,768,000	1,803,360
5.75%, 01/24/2022	1,276,000	1,363,568
Morgan Stanley
Fixed until 07/15/2019, 5.45% (B), 07/15/2019 (C)	1,425,000	1,446,375
5.75%, 01/25/2021	594,000	626,276
UBS AG
7.63%, 08/17/2022	1,105,000	1,230,417
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	1,323,000	1,271,297
Fixed until 08/10/2021, 7.13% (B), 08/10/2021 (C) (E)	1,055,000	1,113,523

		15,748,824

Chemicals - 0.7%
E.I. du Pont de Nemours & Co.
2.20%, 05/01/2020	717,000	706,581
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,000,000	1,931,900
Syngenta Finance NV
3.93%, 04/23/2021 (A)	1,505,000	1,503,163

		4,141,644

Commercial Services & Supplies - 0.3%
Steelcase, Inc.
6.38%, 02/15/2021	1,480,000	1,568,809

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.4%
IHS Netherlands Holdco BV
9.50%, 10/27/2021 (A)	$ 800,000	$ 818,702
Nokia OYJ
3.38%, 06/12/2022	1,300,000	1,254,500

		2,073,202

Construction & Engineering - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	990,000	926,888
SBA Tower Trust
2.88%, 07/10/2046 (A)	1,005,000	982,467
3.17%, 04/09/2047 (A)	880,000	861,579
3.45%, 03/15/2048 (A)	195,000	192,376

		2,963,310

Construction Materials - 0.6%
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (A)	3,246,000	2,984,109
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	709,000	719,073

		3,703,182

Consumer Finance - 1.9%
Ally Financial, Inc.
3.50%, 01/27/2019	650,000	650,975
8.00%, 03/15/2020	500,000	532,500
Altice Financing SA
7.50%, 05/15/2026 (A)	500,000	486,800
American Express Co.
3.00%, 10/30/2024	333,000	318,738
BMW US Capital LLC
2.80%, 04/11/2026 (A)	1,620,000	1,496,202
Capital One Financial Corp.
3.30%, 10/30/2024	1,625,000	1,546,706
3.80%, 01/31/2028	886,000	846,224
Discover Financial Services
3.75%, 03/04/2025	1,705,000	1,632,437
Navient Corp.
5.00%, 10/26/2020	1,300,000	1,300,000
Springleaf Finance Corp.
8.25%, 12/15/2020	1,980,000	2,143,350

		10,953,932

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	485,000	476,512
6.00%, 02/15/2025 (A)	335,000	327,044
BWAY Holding Co.
5.50%, 04/15/2024 (A)	2,000,000	1,952,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,878,250	2,883,431

		5,639,487

Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	822,000	835,856
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	3,610,000	3,868,060

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028 (A)	$ 1,204,000	$ 1,178,320
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.57% (B), 12/21/2065 (A)	1,520,000	1,388,900
Jefferies Group LLC
5.13%, 01/20/2023	1,420,000	1,477,648
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	818,000	738,170

		9,486,954

Diversified Telecommunication Services - 2.5%
AT&T, Inc.
3.40%, 05/15/2025	2,474,000	2,349,828
CenturyLink, Inc.
5.80%, 03/15/2022	2,035,000	2,032,456
6.45%, 06/15/2021	1,705,000	1,758,281
Frontier Communications Corp.
7.63%, 04/15/2024	1,085,000	732,375
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,855,000	3,061,988
Verizon Communications, Inc.
4.13%, 03/16/2027	1,500,000	1,500,280
Virgin Media Finance PLC
6.00%, 10/15/2024 (A)	3,000,000	2,932,500

		14,367,708

Electric Utilities - 0.5%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	1,180,000	1,120,684
EDP Finance BV
3.63%, 07/15/2024 (A)	1,800,000	1,721,720

		2,842,404

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,180,000	1,160,814
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,250,000	1,266,633

		2,427,447

Energy Equipment & Services - 0.4%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	50,000	52,832
Noble Holding International, Ltd.
6.05%, 03/01/2041 (D)	1,061,000	785,140
NuStar Logistics, LP
5.63%, 04/28/2027 (D)	1,000,000	976,250
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	731,000	727,129

		2,541,351

Equity Real Estate Investment Trusts - 2.1%
CBL & Associates, LP
5.25%, 12/01/2023 (D)	997,000	882,177
Government Properties Income Trust
3.75%, 08/15/2019	2,184,000	2,186,341
HCP, Inc.
3.88%, 08/15/2024	1,574,000	1,534,328

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Hospitality Properties Trust
5.00%, 08/15/2022	$ 1,653,000	$ 1,701,932
iStar, Inc.
5.00%, 07/01/2019	968,000	969,452
5.25%, 09/15/2022	946,000	922,350
Kilroy Realty, LP
3.45%, 12/15/2024	560,000	537,203
6.63%, 06/01/2020	1,796,000	1,893,536
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	1,250,000	1,265,301

		11,892,620

Food & Staples Retailing - 0.5%
Kroger Co.
2.80%, 08/01/2022	466,000	451,219
Sysco Corp.
3.25%, 07/15/2027	682,000	642,690
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	1,580,000	1,559,684

		2,653,593

Food Products - 0.6%
Campbell Soup Co.
4.15%, 03/15/2028	1,375,000	1,316,978
Danone SA
2.95%, 11/02/2026 (A)	2,081,000	1,921,499
Kraft Heinz Foods Co.
4.88%, 02/15/2025 (A)	405,000	412,916

		3,651,393

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories
3.75%, 11/30/2026	1,224,000	1,217,235
Becton Dickinson and Co.
3-Month LIBOR + 0.88%, 3.21% (B), 12/29/2020	873,000	874,613
3.70%, 06/06/2027	861,000	826,176
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A) (D)	1,400,000	1,382,500
Stryker Corp.
4.63%, 03/15/2046	619,000	637,630

		4,938,154

Health Care Providers & Services - 1.3%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	1,045,000	512,050
8.13%, 06/30/2024 (A) (D)	116,000	95,410
CVS Health Corp.
3.88%, 07/20/2025	1,170,000	1,152,303
4.30%, 03/25/2028	1,212,000	1,208,396
Express Scripts Holding Co.
4.50%, 02/25/2026	451,000	453,803
HCA Healthcare, Inc.
6.25%, 02/15/2021	2,500,000	2,603,125
Owens & Minor, Inc.
3.88%, 09/15/2021	1,228,000	1,168,135

		7,193,222

Hotels, Restaurants & Leisure - 1.3%
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,542,000	1,628,830

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
6.00%, 03/15/2023	$ 1,000,000	$ 1,036,250
6.63%, 12/15/2021	500,000	532,835
Scientific Games International, Inc.
10.00%, 12/01/2022	2,225,000	2,375,188
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	1,725,000	1,688,775

		7,261,878

Household Durables - 0.6%
Beazer Homes USA, Inc.
8.75%, 03/15/2022	650,000	690,333
D.R. Horton, Inc.
4.38%, 09/15/2022	1,999,000	2,027,464
KB Home
7.63%, 05/15/2023	795,000	848,662

		3,566,459

Independent Power & Renewable Electricity Producers - 0.8%
Calpine Corp.
5.88%, 01/15/2024 (A)	1,850,000	1,859,250
NRG Energy, Inc.
6.25%, 07/15/2022	1,000,000	1,031,250
7.25%, 05/15/2026	320,000	340,800
Vistra Energy Corp.
7.63%, 11/01/2024	1,495,000	1,601,967

		4,833,267

Industrial Conglomerates - 0.5%
General Electric Co.
Fixed until 01/21/2021, 5.00% (B), 01/21/2021 (C)	3,154,000	3,103,883

Insurance - 2.4%
American International Group, Inc.
Fixed until 04/01/2028, 5.75% (B), 04/01/2048	2,205,000	2,177,438
Athene Global Funding
3.00%, 07/01/2022 (A)	1,748,000	1,692,099
Athene Holding, Ltd.
4.13%, 01/12/2028	1,412,000	1,318,756
CNA Financial Corp.
5.88%, 08/15/2020	2,780,000	2,913,825
MetLife Capital Trust IV
7.88%, 12/15/2067 (A)	1,281,000	1,590,144
Prudential Financial, Inc.
Fixed until 09/15/2027, 4.50% (B), 09/15/2047 (D)	2,061,000	1,896,120
Sompo Japan Nipponkoa Insurance, Inc.
Fixed until 03/28/2023, 5.33% (B), 03/28/2073 (A) (D)	2,190,000	2,255,700

		13,844,082

Internet Software & Services - 0.2%
Baidu, Inc.
3.88%, 09/29/2023	1,250,000	1,238,633

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	425,000	427,480

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.2%
Mattel, Inc.
4.35%, 10/01/2020 (D)	$ 960,000	$ 950,400

Media - 2.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	2,629,000	2,674,654
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	3,760,000	3,766,436
CSC Holdings LLC
6.75%, 11/15/2021	1,315,000	1,370,887
10.13%, 01/15/2023 (A)	1,880,000	2,068,000
DISH DBS Corp.
5.88%, 07/15/2022 (D)	2,115,000	1,977,525
6.75%, 06/01/2021	900,000	904,770
Univision Communications, Inc.
6.75%, 09/15/2022 (A)	646,000	659,728

		13,422,000

Metals & Mining - 0.4%
Anglo American Capital PLC
4.75%, 04/10/2027 (A)	1,302,000	1,266,890
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A)	985,000	994,850

		2,261,740

Multi-Utilities - 0.7%
Black Hills Corp.
4.25%, 11/30/2023	730,000	740,570
5.88%, 07/15/2020	700,000	730,035
Dominion Energy, Inc.
2.58%, 07/01/2020	1,935,000	1,906,946
2.96% (F), 07/01/2019	805,000	805,451

		4,183,002

Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	2,233,000	2,411,583
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,085,000	1,093,137
Energy Transfer Partners, LP
6.00%, 06/15/2048	1,895,000	1,979,638
EnLink Midstream Partners, LP
5.05%, 04/01/2045	1,095,000	908,949
EQT Corp.
3.00%, 10/01/2022	1,975,000	1,899,855
EQT Midstream Partners, LP
6.50%, 07/15/2048	1,160,000	1,201,247
Exxon Mobil Corp.
3.04%, 03/01/2026	1,160,000	1,129,664
ONEOK Partners, LP
4.90%, 03/15/2025	2,825,000	2,950,654
Petrobras Global Finance BV
6.13%, 01/17/2022	145,000	150,322
6.25%, 03/17/2024	1,350,000	1,374,300
Petroleos Mexicanos
3.50%, 01/30/2023	2,000,000	1,900,440
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	1,209,000	1,202,955
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A) (D)	1,445,000	1,498,609

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	$ 2,094,000	$ 2,052,017
6.25%, 03/15/2022	2,072,000	2,236,239
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.13%, 02/01/2025	1,000,000	995,000
Western Gas Partners, LP
4.50%, 03/01/2028	852,000	832,141
YPF SA
8.50%, 07/28/2025 (A) (D)	2,992,000	2,992,000

		28,808,750

Paper & Forest Products - 0.1%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	675,000	676,728

Pharmaceuticals - 1.0%
Allergan Finance LLC
3.25%, 10/01/2022	958,000	934,261
Bausch Health Cos., Inc.
5.88%, 05/15/2023 (A)	689,000	661,784
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	1,527,000	1,543,202
Bayer US Finance LLC
3.00%, 10/08/2021 (A)	778,000	767,644
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	891,000	872,548
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	753,000	695,847

		5,475,286

Real Estate Management & Development - 0.4%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.25%, 12/01/2021 (A) (D)	2,000,000	2,005,000

Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp.
4.13%, 11/01/2021	1,636,000	1,664,115
QUALCOMM, Inc.
3.25%, 05/20/2027	1,561,000	1,473,114

		3,137,229

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.
2.85%, 02/23/2023	1,667,000	1,644,497
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	1,520,000	1,606,837
Seagate HDD Cayman
4.88%, 06/01/2027	900,000	846,363
Western Digital Corp.
4.75%, 02/15/2026	2,235,000	2,197,284

		6,294,981

Tobacco - 0.5%
Reynolds American, Inc.
4.45%, 06/12/2025	1,614,000	1,639,585
7.25%, 06/15/2037	340,000	426,739
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,020,000	1,066,141

		3,132,465

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
8.25%, 12/15/2020	1,257,000	1,381,351

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.7%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	$ 680,000	$ 666,400
3.72%, 07/15/2043 (A)	160,000	160,288
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	1,151,000	1,170,567
Sprint Corp.
7.25%, 09/15/2021	1,550,000	1,629,438
Vodafone Group PLC
4.38%, 05/30/2028	620,000	620,617

		4,247,310

Total Corporate Debt Securities (Cost $312,281,407)		310,442,537

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Argentina - 0.3%
Argentina Republic Government International Bond
7.50%, 04/22/2026	2,076,000	1,977,390

Dominican Republic - 0.4%
Dominican Republic International Bond
5.50%, 01/27/2025 (E)	1,122,000	1,125,647
5.95%, 01/25/2027 (A)	1,122,000	1,137,427

		2,263,074

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	780,000	802,256

Lebanon - 0.2%
Lebanon Government International Bond
5.15%, 11/12/2018, MTN (E)	1,600,000	1,595,129

Mexico - 0.1%
Mexico Bonos
Series M,
8.50%, 12/13/2018	MXN 5,328,600	286,098

Mongolia - 0.1%
Mongolia Government International Bond
5.63%, 05/01/2023 (A)	$ 470,000	458,652

Oman - 0.2%
Oman Government International Bond
5.63%, 01/17/2028 (A)	1,125,000	1,098,270

Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	357,000	358,321

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	560,000	538,574

Total Foreign Government Obligations (Cost $9,657,823)		9,377,764

	Principal	Value
LOAN ASSIGNMENTS - 1.0%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.59% (B), 11/14/2022	$ 2,520,700	$ 2,524,303

Food & Staples Retailing - 0.2%
Albertsons LLC
Term Loan B4,
1-Month LIBOR + 2.75%, 4.83% (B), 08/25/2021	310,039	308,392
Term Loan B6,
3-Month LIBOR + 3.00%, 5.32% (B), 06/22/2023	909,359	903,170

		1,211,562

Media - 0.3%
PSAV Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.43% (B), 03/01/2025 (G)	1,610,500	1,600,434

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.
Term Loan,
1-Month LIBOR + 7.50%, 9.58% (B), 08/23/2021	411,765	430,294

Total Loan Assignments (Cost $5,753,873)		5,766,593

MORTGAGE-BACKED SECURITIES - 14.2%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	1,850,000	1,784,752
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,
4.08%, 03/13/2031 (A)	35,246	35,241
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.27% (B), 05/25/2035	937,702	889,008
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.22%, 2.28% (B), 05/25/2035	1,794,501	1,563,431
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.32%, 2.38% (B), 03/25/2036	1,911,332	1,754,077
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 2.19% (B), 03/25/2047	691,038	629,394
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	1,773,648	1,774,745

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.17% (B), 04/15/2035 (A)	$ 1,105,000	$ 1,109,000
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 2.24% (B), 04/25/2037	404,321	328,190
BB-UBS Trust
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	2,345,000	2,266,115
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.27% (B), 08/15/2036 (A)	2,130,000	2,131,324
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 3.77% (B), 08/15/2036 (A)	2,130,000	2,127,334
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.19% (B), 03/15/2037 (A)	1,080,000	1,079,994
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.51% (B), 03/15/2037 (A)	2,570,000	2,577,216
BHMS
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 3.97% (B), 07/15/2035 (A)	1,965,000	1,964,999
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.47% (B), 07/15/2034 (A)	2,713,120	2,716,501
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.47% (B), 07/15/2034 (A)	4,614,869	4,620,619
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 4.07% (B), 11/15/2034 (A)	1,825,000	1,819,992
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B,
3.21%, 04/10/2028 (A)	2,200,000	2,193,424
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 3.82% (B), 07/15/2030 (A)	2,200,000	2,198,383
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 2.33% (B), 04/25/2035	289,798	287,630
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.25%, 2.31% (B), 02/25/2036	403,823	378,149
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 4.32% (B), 11/15/2036 (A)	4,250,000	4,268,706
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	145,012	146,305

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust (continued)
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	$ 290,733	$ 288,422
CLNS Trust
Series 2017-IKPR, Class C,
1-Month LIBOR + 1.10%, 3.18% (B), 06/11/2032 (A)	1,725,000	1,725,533
Series 2017-IKPR, Class D,
1-Month LIBOR + 2.05%, 4.13% (B), 06/11/2032 (A)	81,000	81,202
COMM Mortgage Trust
Series 2014-PAT, Class D,
1-Month LIBOR + 2.15%, 4.25% (B), 08/13/2027 (A)	2,755,000	2,754,996
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,095,603
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.24% (B), 12/27/2036 (A)	1,078,104	1,027,686
Series 2017-HD. Class C,
1-Month LIBOR + 1.70%, 3.77% (B), 02/15/2031 (A)	725,000	725,000
GPT Mortgage Trust
Series 2018-GPP, Class C,
1-Month LIBOR + 1.40%, 3.40% (B), 06/15/2035 (A)	1,200,000	1,201,476
GS Mortgage Securities Corp. II
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	1,860,000	1,854,717
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	1,965,657
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 2.19% (B), 05/25/2037	252,766	159,247
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.81% (B), 08/25/2037	1,006,890	871,211
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.25%, 3.32% (B), 01/15/2033 (A)	2,835,000	2,834,969
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
3.78% (B), 02/26/2036 (A)	207,681	207,594
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM,
6.01% (B), 06/15/2049	462,337	469,437
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	2,000,000	1,920,617
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
3.81% (B), 03/25/2036	1,584,111	1,309,120
Morgan Stanley Capital I Trust
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.50% (B), 07/15/2035 (A) (G)	2,015,000	2,015,000

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
3.60% (B), 11/21/2035 (A)	$ 1,346,126	$ 1,354,912
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.47% (B), 08/15/2034 (A)	1,072,555	1,073,891
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	699,258	703,644
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	1,685,739	1,695,112
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	1,231,615	1,253,124
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.27%, 2.33% (B), 02/25/2046	4,334,438	2,895,060
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.22%, 2.28% (B), 02/25/2046	107,311	45,313
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 2.27% (B), 06/25/2037	308,169	269,693
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	2,265,116	2,331,879
RETL Trust
Series 2018-RVP, Class B,
1-Month LIBOR + 1.75%, 3.82% (B), 03/15/2033 (A)	2,330,143	2,343,236
Stonemont Portfolio Trust
Series 2017-MONT, Class C,
1-Month LIBOR + 1.25%, 3.34% (B), 08/20/2030 (A)	1,000,000	1,000,619
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 3.45% (B), 11/11/2034 (A)	1,501,785	1,505,531
VSD LLC
3.60%, 12/25/2043	333,610	333,387
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.57% (B), 06/15/2029 (A)	1,060,000	1,061,313
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-L, Class 1A2,
3.59% (B), 11/25/2033	77,632	78,806

Total Mortgage-Backed Securities (Cost $79,801,641)		81,097,536

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
California - 0.9%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	400,000	564,600

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited (continued)
7.95%, 03/01/2036	$ 4,345,000	$ 4,679,391

Total Municipal Government Obligations (Cost $5,150,196)		5,243,991

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	1,067,319	228,261
Federal National Mortgage Association
3.50%, TBA, (G)	14,286,000	14,154,623

Total U.S. Government Agency Obligations (Cost $15,418,990)		14,382,884

U.S. GOVERNMENT OBLIGATIONS - 7.4%
U.S. Treasury - 6.3%
U.S. Treasury Bond
2.25%, 08/15/2046	3,222,000	2,718,563
2.75%, 08/15/2042	1,100,000	1,039,113
3.50%, 02/15/2039	2,184,000	2,339,183
6.25%, 05/15/2030	5,225,000	6,912,512
U.S. Treasury Note
1.50%, 08/15/2026	7,184,000	6,441,747
1.63%, 02/15/2026	1,738,000	1,583,888
2.00%, 11/15/2026	2,718,700	2,528,710
2.25%, 11/15/2027	5,464,800	5,148,866
2.75%, 02/15/2028	7,639,000	7,502,035

		36,214,617

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	5,361,633	6,221,992

Total U.S. Government Obligations (Cost $43,155,292)		42,436,609

	Shares	Value
COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	7,000	361,480

Total Common Stock (Cost $219,221)		361,480

PREFERRED STOCKS - 1.2%
Banks - 0.5%
CoBank ACB,
Series F, Fixed until 10/01/2022, 6.25% (B)	14,300	1,487,200
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.13% (B)	44,000	1,169,080

		2,656,280

Diversified Telecommunication Services - 0.7%
Centaur Funding Corp.,
Series B, 9.08% (A)	3,533	3,921,630

Total Preferred Stocks (Cost $6,800,725)		6,577,910

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
WARRANT - 0.1%
Banks - 0.1%
Wells Fargo & Co., (H)
Exercise Price $34,
Expiration Date 10/28/2018	25,210	$ 602,015

Total Warrant (Cost $194,117)		602,015

	Principal	Value
COMMERCIAL PAPER - 0.4%
Banks - 0.2%
Natixis
2.28% (I), 08/09/2018	$ 1,000,000	999,502

Diversified Financial Services - 0.2%
Gotham Funding Corp.
2.29% (I), 08/30/2018	675,000	673,777
Liberty Street Funding LLC
2.33% (I), 09/10/2018	450,000	448,860

		1,122,637

Total Commercial Paper (Cost $2,122,139)		2,122,139

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bill
1.91% (I), 09/27/2018	754,000	751,756
1.95% (I), 10/04/2018	1,800,000	1,793,858
1.96% (I), 10/04/2018	9,750,000	9,716,694

Total Short-Term U.S. Government Obligations (Cost $12,262,308)		12,262,308

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (I)	15,730,565	15,730,565

Total Securities Lending Collateral (Cost $15,730,565)		15,730,565

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 1.05% (I), dated 07/31/2018, to be repurchased at $18,304,168 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $18,671,513.	$ 18,303,634	18,303,634

Total Repurchase Agreement (Cost $18,303,634)		18,303,634

Total Investments (Cost $601,877,638)		601,428,858
Net Other Assets (Liabilities) - (5.3)%		(30,078,165)

Net Assets - 100.0%		$ 571,350,693

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$76,720,893	$—	$76,720,893
Corporate Debt Securities	—	310,442,537	—	310,442,537
Foreign Government Obligations	—	9,377,764	—	9,377,764
Loan Assignments	—	5,766,593	—	5,766,593
Mortgage-Backed Securities	—	81,097,536	—	81,097,536
Municipal Government Obligations	—	5,243,991	—	5,243,991
U.S. Government Agency Obligations	—	14,382,884	—	14,382,884
U.S. Government Obligations	—	42,436,609	—	42,436,609
Common Stock	361,480	—	—	361,480
Preferred Stocks	6,577,910	—	—	6,577,910
Warrant	602,015	—	—	602,015
Commercial Paper	—	2,122,139	—	2,122,139
Short-Term U.S. Government Obligations	—	12,262,308	—	12,262,308
Securities Lending Collateral	15,730,565	—	—	15,730,565
Repurchase Agreement	—	18,303,634	—	18,303,634

Total Investments	$23,271,970	$578,156,888	$—	$601,428,858

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $241,894,160, representing 42.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,400,408. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the total value of Regulation S securities is $3,834,299, representing 0.7% of the Fund’s net assets.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2018; the maturity date disclosed is the ultimate maturity date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Non-income producing security.
(I)	Rates disclosed reflect the yields at July 31, 2018.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2018 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 93.1%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (A)	94,774	$ 9,003,530
Bluebird Bio, Inc. (A)	14,052	2,176,655
Editas Medicine, Inc. (A)	84,874	2,524,153
Intellia Therapeutics, Inc. (A)	112,584	2,996,986
Intrexon Corp. (A) (B)	186,265	2,730,645

		19,431,969

Construction Materials - 2.7%
Martin Marietta Materials, Inc.	92,393	18,425,012
Vulcan Materials Co.	162,960	18,251,520

		36,676,532

Health Care Equipment & Supplies - 7.5%
DexCom, Inc. (A)	381,587	36,300,371
Intuitive Surgical, Inc. (A)	127,658	64,874,519

		101,174,890

Health Care Technology - 8.1%
athenahealth, Inc. (A)	307,612	46,360,204
Veeva Systems, Inc., Class A (A)	833,244	63,018,244

		109,378,448

Hotels, Restaurants & Leisure - 4.8%
Starbucks Corp.	1,228,350	64,353,257

Internet & Direct Marketing Retail - 9.1%
Amazon.com, Inc. (A)	68,861	122,396,296

Internet Software & Services - 22.3%
Alibaba Group Holding, Ltd., ADR (A)	78,635	14,722,831
Alphabet, Inc., Class C (A)	55,777	67,895,111
Facebook, Inc., Class A (A)	318,420	54,952,923
MercadoLibre, Inc.	63,736	21,855,712
Spotify Technology SA (A)	261,364	47,785,180
Tencent Holdings, Ltd.	304,000	13,757,181
Twitter, Inc. (A)	1,887,137	60,143,056
Zillow Group, Inc., Class C (A) (B)	350,758	19,537,221

		300,649,215

Life Sciences Tools & Services - 5.3%
Illumina, Inc. (A)	221,239	71,761,082

Pharmaceuticals - 0.1%
Nektar Therapeutics (A)	29,309	1,541,653

Road & Rail - 5.4%
Union Pacific Corp.	483,617	72,489,352

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.9%
NVIDIA Corp.	48,426	$ 11,857,590

Software - 20.7%
Activision Blizzard, Inc.	826,003	60,645,140
Autodesk, Inc. (A)	158,689	20,382,015
salesforce.com, Inc. (A)	454,802	62,376,094
ServiceNow, Inc. (A)	349,712	61,535,324
Snap, Inc., Class A (A) (B)	1,040,448	13,005,600
Workday, Inc., Class A (A)	501,989	62,256,676

		280,200,849

Textiles, Apparel & Luxury Goods - 4.8%
LVMH Moet Hennessy Louis Vuitton SE	187,171	65,408,820

Total Common Stocks (Cost $927,992,992)		1,257,319,953

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	6,229,104	6,229,104

Total Securities Lending Collateral (Cost $6,229,104)		6,229,104

	Principal	Value
REPURCHASE AGREEMENT - 6.6%
Fixed Income Clearing Corp., 1.05% (C), dated 07/31/2018, to be repurchased at $89,720,741 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $91,516,916.	$ 89,718,124	89,718,124

Total Repurchase Agreement (Cost $89,718,124)		89,718,124

Total Investments Excluding Purchased Options (Cost $1,023,940,220)		1,353,267,181
Total Purchased Options - 0.2% (Cost $3,716,419)		2,078,665

Total Investments (Cost $1,027,656,639)		1,355,345,846
Net Other Assets (Liabilities) - (0.4)%		(5,094,784)

Net Assets - 100.0%		$ 1,350,251,062

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - USD vs. CNH (D)	RBS	USD	7.16	01/18/2019	USD	192,056,432	$833,525	$1,009,449
Call - USD vs. CNH (D)	RBS	USD	7.52	11/02/2018	USD	201,106,604	832,581	121,871
Call - USD vs. CNH (D)	RBS	USD	7.55	08/16/2018	USD	149,732,158	793,580	749
Call - USD vs. CNH (D)	RBS	USD	7.78	07/03/2019	USD	257,928,035	1,256,733	946,596

Total							$3,716,419	$2,078,665

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,178,153,952	$79,166,001	$—	$1,257,319,953
Securities Lending Collateral	6,229,104	—	—	6,229,104
Repurchase Agreement	—	89,718,124	—	89,718,124
Over-the-Counter Foreign Exchange Options Purchased	—	2,078,665	—	2,078,665

Total Investments	$1,184,383,056	$170,962,790	$—	$1,355,345,846

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,096,729. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2018.
(D)	Illiquid security. At July 31, 2018, the value of such securities amounted to $2,078,665 or 0.2% of the Fund’s net assets.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

RBS	Royal Bank of Scotland PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 3.7%
United Technologies Corp.	56,778	$ 7,707,046

Biotechnology - 3.9%
BioMarin Pharmaceutical, Inc. (A)	80,753	8,120,522

Capital Markets - 6.6%
BlackRock, Inc.	11,262	5,662,083
Charles Schwab Corp.	156,758	8,004,063

		13,666,146

Chemicals - 6.2%
Albemarle Corp.	52,354	4,931,747
Sherwin-Williams Co.	17,752	7,823,839

		12,755,586

Distributors - 3.7%
LKQ Corp. (A)	228,344	7,654,091

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	67,284	6,291,727

Equity Real Estate Investment Trusts - 3.9%
American Tower Corp.	54,709	8,110,062

Health Care Equipment & Supplies - 8.2%
Cooper Cos., Inc.	35,253	9,183,407
Danaher Corp.	74,306	7,622,309

		16,805,716

Health Care Providers & Services - 3.3%
Centene Corp. (A)	52,300	6,816,259

Health Care Technology - 3.1%
Cerner Corp. (A)	101,649	6,310,370

Internet Software & Services - 6.3%
Alphabet, Inc., Class A (A)	6,119	7,509,359
Facebook, Inc., Class A (A)	31,646	5,461,467

		12,970,826

IT Services - 10.9%
Accenture PLC, Class A	37,639	5,997,022
Fiserv, Inc. (A)	106,300	8,023,524
Visa, Inc., Class A	61,319	8,384,760

		22,405,306

Life Sciences Tools & Services - 3.9%
Lonza Group AG, ADR	262,056	8,039,878

Oil, Gas & Consumable Fuels - 5.2%
Enbridge, Inc.	152,916	5,417,814
EOG Resources, Inc.	41,409	5,339,276

		10,757,090

Pharmaceuticals - 2.7%
Roche Holding AG, ADR	181,793	5,575,591

Professional Services - 3.8%
Verisk Analytics, Inc. (A)	71,693	7,930,679

	Shares	Value
COMMON STOCKS (continued)
Software - 9.6%
Adobe Systems, Inc. (A)	28,928	$ 7,078,103
Check Point Software Technologies, Ltd. (A)	42,586	4,798,165
Microsoft Corp.	74,891	7,944,437

		19,820,705

Specialty Retail - 4.3%
O’Reilly Automotive, Inc. (A)	29,153	8,920,818

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	45,061	8,574,658

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc., Class B	70,407	5,415,002

Total Common Stocks (Cost $143,515,798)		204,648,078

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.05% (B), dated 07/31/2018, to be repurchased at $1,951,231 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $1,993,546.	$ 1,951,174	1,951,174

Total Repurchase Agreement (Cost $1,951,174)		1,951,174

Total Investments (Cost $145,466,972)		206,599,252
Net Other Assets (Liabilities) - (0.1)%		(288,952)

Net Assets - 100.0%		$ 206,310,300

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$204,648,078	$—	$—	$204,648,078
Repurchase Agreement	—	1,951,174	—	1,951,174

Total Investments	$204,648,078	$1,951,174	$—	$206,599,252

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.5%
ABFC Trust
Series 2005-AQ1, Class A4,
4.82% (A), 01/25/2034	$ 205,290	$ 209,742
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 2.86% (A), 12/26/2044 (B)	559,888	557,870
Ally Auto Receivables Trust
Series 2016-1, Class A3,
1.47%, 04/15/2020	439,243	438,206
American Credit Acceptance Receivables Trust
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	800,000	817,112
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	722,000	726,908
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	530,000	528,802
Series 2018-2, Class B,
3.46%, 08/10/2022 (B)	1,156,000	1,155,975
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,069,454	2,081,084
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	218,777
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	280,502
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	802,082
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	940,541	927,905
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,802,059
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	874,801
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	1,155,000	1,261,441
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	391,515
AmeriCredit Automobile Receivables Trust
Series 2015-4, Class A3,
1.70%, 07/08/2020	251,385	251,176
Series 2016-1, Class A3,
1.81%, 10/08/2020	125,576	125,408
Series 2016-2, Class A3,
1.60%, 11/09/2020	182,620	182,203
Series 2016-4, Class B,
1.83%, 12/08/2021	700,000	688,633
Series 2017-1, Class B,
2.30%, 02/18/2022	406,000	401,254
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	215,161
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	482,858
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (C)	3,000,000	3,000,000
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	199,860	197,161

	Principal	Value
ASSET-BACKED SECURITIES (continued)
B2R Mortgage Trust (continued)
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	$ 993,370	$ 989,184
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	1,195,645	1,163,645
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (B) (C)	31,893	31,710
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	360,262	358,465
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (B)	1,415,656	1,418,449
Series 2018-2, Class A,
4.45%, 06/15/2033 (B)	1,755,116	1,763,853
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	180,271	177,216
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1,
2.25%, 07/17/2023	185,000	181,899
California Republic Auto Receivables Trust
Series 2015-1, Class A4,
1.82%, 09/15/2020	441,772	440,264
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C)	1,906,298	1,902,129
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (B)	2,750,000	2,739,806
CarFinance Capital Auto Trust
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	16,630	16,609
CarMax Auto Owner Trust
Series 2016-2, Class A3,
1.52%, 02/16/2021	378,108	375,390
CarNow Auto Receivables Trust
Series 2016-1A, Class B,
3.49%, 02/15/2021 (B)	332,508	332,077
Series 2017-1A, Class A,
2.92%, 09/15/2022 (B)	508,241	505,826
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.62% (A), 02/25/2033	419,129	400,904
Series 2003-6, Class 1A5,
5.09% (A), 11/25/2034	258,907	267,174
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A3,
1.77%, 10/15/2020 (B)	473,152	472,336
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (B)	527,890	524,308
Citi Held For Asset Issuance
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	1,250,094	1,258,238
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A,
3.95% (A), 04/25/2032 (B)	5,987	5,937
CLUB Credit Trust
Series 2017-P2, Class A,
2.61%, 01/15/2024 (B)	1,081,839	1,077,312
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	609,902	595,144

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.15% (A), 06/25/2040 (B)	$ 449,029	$ 40,328
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	125,000	126,148
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	100,000	100,760
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	489,771
Series 2016-A, Class B,
3.34%, 05/15/2020 (B)	943,139	943,945
Series 2016-B, Class B,
3.18%, 09/15/2020 (B)	405,904	406,310
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	840,000	840,569
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	1,150,000	1,137,957
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	621,000	617,456
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	272,000	268,703
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	247,538
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	267,410
Series 2018-1A, Class A,
3.01%, 02/16/2027 (B)	859,000	849,913
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	834,151	812,067
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	296,490
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	640,000	643,411
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	396,000	401,569
Series 2016-AA, Class C,
3.91%, 05/17/2021 (B)	915,773	919,121
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	1,126,000	1,138,388
Series 2017-1, Class C,
2.84%, 04/15/2022	1,173,000	1,170,688
Series 2017-1, Class D,
3.84%, 03/15/2023	1,983,000	1,994,229
Series 2017-2, Class C,
2.75%, 09/15/2023	1,869,000	1,863,881
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	3,800,000	3,779,292
Series 2017-AA, Class B,
2.51%, 01/15/2021 (B)	157,082	156,987
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	485,000	484,801
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	648,000	655,537
Series 2018-3, Class C,
3.72%, 09/16/2024	1,625,000	1,625,169
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022 (C)	1,100,000	1,098,790
DT Auto Owner Trust
Series 2016-2A, Class C,
3.67%, 01/18/2022 (B)	96,740	96,961

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust (continued)
Series 2016-4A, Class B,
2.02%, 08/17/2020 (B)	$ 10,240	$ 10,237
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	578,700	580,676
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	588,000	588,277
Series 2017-2A, Class C,
3.03%, 01/17/2023 (B)	946,000	943,585
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	534,000	531,616
Series 2018-1A, Class C,
3.47%, 12/15/2023 (B)	961,000	958,636
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	681,000	677,112
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	224,676	221,998
Exeter Automobile Receivables Trust
Series 2014-2A, Class C,
3.26%, 12/16/2019 (B)	13,853	13,857
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	225,000	226,599
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	890,000	908,680
Series 2016-2A, Class B,
3.64%, 02/15/2022 (B)	591,762	593,904
Series 2016-3A, Class A,
1.84%, 11/16/2020 (B)	273,299	272,838
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	426,000	425,420
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	315,000	315,491
Series 2017-3A, Class A,
2.05%, 12/15/2021 (B)	380,181	378,507
First Investors Auto Owner Trust
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (B)	75,054	74,942
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	866,000	854,316
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,466,712
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (B)	1,089,000	1,073,371
FirstKey Lending Trust
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	159,704	159,522
Flagship Credit Auto Trust
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	165,512	165,331
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	252,000	253,318
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	191,884
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	152,222	152,240
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,090,057
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	747,000	738,696
Ford Credit Auto Owner Trust
Series 2016-B, Class A3,
1.33%, 10/15/2020	372,823	370,531
Freedom Financial
Series 2018-1, Class A,
3.61%, 07/18/2024 (B)	1,426,000	1,424,967
GLS Auto Receivables Trust
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	55,284	55,278

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Trust (continued)
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	$ 360,000	$ 362,141
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	700,000	725,055
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	1,300,000	1,289,853
GM Financial Automobile Leasing Trust
Series 2017-2, Class A4,
2.18%, 06/21/2021	279,000	275,536
GMAT Trust
Series 2013-1A, Class A,
6.97% (A), 11/25/2043 (B)	29,861	29,883
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	130,381	128,693
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	633,673	633,902
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	2,075,877	2,041,625
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	323,093	321,736
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	1,571,462	1,517,694
Headlands Residential LLC
Series 2018,
4.25% (A), 06/25/2023	2,410,000	2,392,515
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	448,887	438,733
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	1,113,148	1,133,317
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	1,432,362	1,423,891
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	375,194	367,854
Honda Auto Receivables Owner Trust
Series 2016-1, Class A3,
1.22%, 12/18/2019	366,938	365,445
Hyundai Auto Receivables Trust
Series 2015-B, Class A3,
1.12%, 11/15/2019	18,551	18,527
Series 2016-A, Class A3,
1.56%, 09/15/2020	272,135	270,855
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (B)	3,375,000	3,402,316
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.86% (A), 08/25/2038 (B)	2,280,350	54,402
Series 2014-2, Class A,
2.90% (A), 04/25/2040 (B)	392,427	31,414
LendingClub Issuance Trust
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (B)	33,859	33,838
Lendmark Funding Trust
Series 2017-1A, Class A,
2.83%, 12/22/2025 (B)	830,000	825,356
Series 2017-1A, Class B,
3.77%, 12/22/2025 (B)	2,200,000	2,192,816
Series 2017-1A, Class C,
5.41%, 12/22/2025 (B)	1,850,000	1,889,770

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LV Tower 52
Series 2013-1, Class A,
5.75%, 02/15/2023 (B) (C)	$ 1,240,447	$ 1,240,447
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (B)	1,109,000	1,111,393
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (B)	24,674	24,672
Series 2017-1A, Class A,
2.83%, 03/15/2024 (B)	416,443	416,317
Series 2017-2A, Class A,
2.39%, 07/15/2024 (B)	1,399,230	1,396,303
Series 2018-1A, Class A,
2.61%, 03/15/2028 (B)	1,186,955	1,183,612
Nationstar HECM Loan Trust
Series 2017-1A, Class M1,
2.94%, 05/25/2027 (B)	160,000	158,738
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	930,000	922,548
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	625,000	618,109
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.32%, 01/15/2021	379,139	375,739
Ocwen Master Advance Receivables Trust
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (B)	432,000	431,834
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (B)	696,000	695,042
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	436,729	437,317
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	500,000	503,005
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	146,471	146,432
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	372,000	371,992
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	960,000	965,159
Oportun Funding IV LLC
Series 2016-C, Class B,
4.85%, 11/08/2021 (B)	472,769	473,592
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (B)	2,329,000	2,324,936
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (B)	616,000	605,471
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (B)	542,000	533,769
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (B)	1,251,000	1,243,541
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	2,724,733	2,685,858
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	478,000	472,859
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,478,973	2,451,768

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	$ 700,000	$ 709,571
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	281,956
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	2,920,484
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (B) (D)	1,284,000	1,282,796
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (B)	147,426	147,396
Series 2017-2A, Class A,
2.41%, 09/15/2023 (B)	332,836	332,251
Series 2017-3A, Class A,
2.36%, 11/15/2023 (B)	812,544	809,294
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (B)	3,220,000	3,209,435
RBSHD Trust
Series 2013-1A, Class A,
7.69% (A), 10/25/2047 (B) (C)	172,179	163,655
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	441,792	436,802
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B) (C)	1,784,991	1,782,724
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (B)	2,400,000	2,423,094
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (B)	1,298,000	1,292,336
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.72% (A), 06/25/2033	26,100	26,363
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (B)	35,594	35,585
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	288,673	287,964
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	366,230	364,188
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	639,017	638,679
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	99,550	98,307
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	184,786	187,763
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	184,786	187,760
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.30%, 04/15/2020	226,910	225,751
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (B) (C)	1,829,480	1,829,681
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	662,501	640,392

	Principal	Value
ASSET-BACKED SECURITIES (continued)
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A,
3.35% (A), 11/27/2037 (B)	$ 2,335,746	$ 2,317,051
Series 2017-1IV, Class A,
3.35% (A), 11/27/2037 (B)	1,158,973	1,146,281
Upstart Securitization Trust
Series 2017-1, Class A,
2.64%, 06/20/2024 (B)	263,668	263,118
Vericrest Opportunity Loan Trust
Series 2018-NPL2, Class A1,
4.34% (A), 05/25/2048 (B)	1,407,940	1,406,096
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	163,000	162,180
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,801,000	1,770,180
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	3,516,000	3,493,917
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (B) (C)	1,450,000	1,450,000
VOLT FT1
3.26% (A), 01/27/2023	1,696,280	1,675,242
VOLT LIX LLC
Series 2017-NPL6, Class A1,
3.25% (A), 05/25/2047 (B)	334,105	332,466
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (A), 03/25/2047 (B)	305,983	304,673
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (A), 03/25/2047 (B)	866,566	863,108
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (A), 04/25/2047 (B)	518,384	516,677
VOLT LVIII LLC
Series 2017-NPL5, Class A1,
3.38% (A), 05/28/2047 (B)	280,950	280,416
VOLT LX LLC
Series 2017-NPL7, Class A1,
3.25% (A), 06/25/2047 (B)	497,435	494,406
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (A), 06/25/2047 (B)	614,935	610,225
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (A), 10/25/2047 (B)	2,521,869	2,508,381
VOLT LXVII LLC
Series 2018-NPL3, Class A1,
4.38% (A), 06/25/2048 (B)	1,694,354	1,694,354
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (A), 11/27/2045 (B)	124,419	124,526
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	421,124	416,533
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	500,000	501,507
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	280,000	282,370
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	374,000	372,386

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust
Series 2015-A, Class A3,
1.34%, 05/15/2020	$ 7,951	$ 7,944
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3,
2.83%, 07/15/2021	1,301,000	1,294,946

Total Asset-Backed Securities (Cost $163,939,783)		163,370,127

CORPORATE DEBT SECURITIES - 24.5%
Aerospace & Defense - 0.2%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	313,762
3.95%, 04/10/2047 (B)	150,000	148,300
Harris Corp.
3.83%, 04/27/2025	400,000	392,448
Lockheed Martin Corp.
4.50%, 05/15/2036	300,000	315,054
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	253,910
3.25%, 01/15/2028	130,000	123,227
3.85%, 04/15/2045	49,000	44,841
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	145,950
4.20%, 06/15/2035	150,000	152,492
Rockwell Collins, Inc.
3.20%, 03/15/2024	140,000	135,275
United Technologies Corp.
4.15%, 05/15/2045	148,000	140,995
4.50%, 06/01/2042	257,000	258,205
6.70%, 08/01/2028	260,000	313,839
8.88%, 11/15/2019	250,000	268,372

		3,006,670

Air Freight & Logistics - 0.0% (E)
FedEx Corp.
3.90%, 02/01/2035	96,000	90,407
4.10%, 04/15/2043	130,000	121,205

		211,612

Airlines - 0.7%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	685,000	648,863
3.55%, 07/15/2031 (B)	405,000	384,787
3.60%, 09/15/2028 (B)	532,722	516,767
4.13%, 11/15/2026 (B)	545,051	544,898
American Airlines Pass-Through Trust
3.00%, 04/15/2030	952,729	891,193
3.65%, 02/15/2029 - 12/15/2029	889,376	864,630
3.70%, 04/15/2027 - 04/01/2028	725,801	701,056
5.25%, 07/31/2022	47,147	48,722
British Airways Pass-Through Trust
4.13%, 03/20/2033 (B)	529,000	524,133
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	197,001	197,780
5.98%, 10/19/2023	210,407	222,084
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	69,347	70,546
4.95%, 11/23/2020	87,749	88,565
5.30%, 10/15/2020	37,491	37,964
6.82%, 02/10/2024	102,585	111,433
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	276,000	268,386

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
2.88%, 04/07/2030	$ 584,141	$ 543,544
3.45%, 01/07/2030	294,591	282,594
3.50%, 09/01/2031	683,000	662,108
3.65%, 07/07/2027	220,150	210,143
3.70%, 09/01/2031	387,000	375,529

		8,195,725

Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	1,300,000	1,508,585
General Motors Co.
6.60%, 04/01/2036	606,000	656,334
KIA Motors Corp.
2.63%, 04/21/2021 (B)	200,000	193,873

		2,358,792

Banks - 4.6%
ABN AMRO Bank NV
2.45%, 06/04/2020 (B)	279,000	274,537
4.75%, 07/28/2025 (B)	600,000	603,661
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	619,000	615,987
2.85%, 08/06/2020 (B)	250,000	246,958
3.45%, 07/17/2027 (B)	222,000	211,695
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	195,889
4.88%, 01/12/2021 (B)	137,000	141,730
Banco Santander SA
3.13%, 02/23/2023	200,000	191,228
Bank of America Corp.
2.50%, 10/21/2022, MTN	27,000	25,853
Fixed until 04/24/2022, 2.88% (A), 04/24/2023	50,000	48,573
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	2,539,000	2,464,209
Fixed until 01/20/2022, 3.12% (A), 01/20/2023, MTN	1,037,000	1,017,602
3.25%, 10/21/2027, MTN	398,000	370,927
3.30%, 01/11/2023, MTN	1,563,000	1,542,823
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	192,827
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	306,000	287,771
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,254,876
3.95%, 04/21/2025, MTN	595,000	583,960
Fixed until 03/05/2028, 3.97% (A), 03/05/2029, MTN	1,300,000	1,274,726
4.00%, 01/22/2025, MTN	140,000	138,234
4.45%, 03/03/2026, MTN	222,000	222,842
5.88%, 02/07/2042, MTN	400,000	481,255
Bank of Montreal
1.50%, 07/18/2019, MTN	261,000	258,009
2.35%, 09/11/2022, MTN	200,000	191,290
Bank of Nova Scotia
1.85%, 04/14/2020 (F)	400,000	392,393
1.88%, 09/20/2021 (B)	330,000	316,547
2.45%, 09/19/2022	200,000	192,429
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (B)	200,000	198,825
Barclays PLC
3.65%, 03/16/2025	223,000	210,764
3.68%, 01/10/2023	629,000	612,689
4.38%, 01/12/2026	863,000	844,471

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BB&T Corp.
2.63%, 06/29/2020, MTN	$ 300,000	$ 296,916
5.25%, 11/01/2019	90,000	92,364
6.85%, 04/30/2019, MTN	250,000	257,514
BNP Paribas SA
3.38%, 01/09/2025 (B)	320,000	303,785
3.50%, 03/01/2023 (B)	250,000	244,945
Fixed until 03/01/2028, 4.38% (A), 03/01/2033 (B)	200,000	192,352
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (B)	650,000	620,934
BPCE SA
4.63%, 07/11/2024 (B)	600,000	595,195
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (B)	234,000	230,228
2.55%, 06/16/2022	350,000	338,657
Citigroup, Inc.
2.35%, 08/02/2021	192,000	185,900
2.40%, 02/18/2020	800,000	791,888
2.65%, 10/26/2020	300,000	295,916
2.70%, 03/30/2021	474,000	465,724
2.75%, 04/25/2022	650,000	629,897
Fixed until 01/24/2022, 3.14% (A), 01/24/2023	370,000	362,699
3.40%, 05/01/2026	400,000	381,721
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	900,000	858,846
3.70%, 01/12/2026	1,350,000	1,311,946
Fixed until 01/24/2038, 3.88% (A), 01/24/2039	100,000	92,951
4.13%, 07/25/2028	85,000	81,880
4.75%, 05/18/2046	400,000	393,361
8.13%, 07/15/2039	56,000	81,002
Citizens Bank NA
3.70%, 03/29/2023	475,000	473,470
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	75,109
4.30%, 12/03/2025	77,000	76,207
Comerica, Inc.
2.13%, 05/23/2019	250,000	248,701
Commonwealth Bank of Australia
2.50%, 09/18/2022 (B)	300,000	286,424
3.45%, 03/16/2023 (B)	410,000	405,817
3.90%, 03/16/2028 (B) (F)	410,000	406,286
4.50%, 12/09/2025 (B)	200,000	197,343
Cooperatieve Rabobank UA
4.75%, 01/15/2020, MTN (B)	350,000	357,785
5.80%, 09/30/2110 (B)	300,000	359,195
Credit Agricole SA
4.13%, 01/10/2027 (B)	250,000	243,846
4.38%, 03/17/2025 (B)	200,000	195,930
Danske Bank A/S
2.00%, 09/08/2021 (B)	201,000	191,384
2.70%, 03/02/2022 (B)	213,000	206,469
Discover Bank
4.20%, 08/08/2023	550,000	555,145
Fifth Third Bancorp
3.95%, 03/14/2028	340,000	334,315
Fifth Third Bank
2.38%, 04/25/2019	270,000	269,399
3.85%, 03/15/2026	200,000	195,944
HSBC Holdings PLC
3.60%, 05/25/2023	1,007,000	1,000,974
4.00%, 03/30/2022	911,000	926,283
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	682,051
4.25%, 03/14/2024	500,000	499,067

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	$ 400,000	$ 384,260
ING Bank NV
1.65%, 08/15/2019 (B)	260,000	256,120
2.00%, 11/26/2018 (B)	200,000	199,703
ING Groep NV
3.95%, 03/29/2027	200,000	196,778
Intesa Sanpaolo SpA
3.88%, 07/14/2027 - 01/12/2028 (B)	606,000	528,290
KeyBank NA
3.18%, 10/15/2027	250,000	246,125
Lloyds Bank PLC
2.40%, 03/17/2020	400,000	395,107
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	190,518
3.75%, 01/11/2027	347,000	328,521
4.38%, 03/22/2028	339,000	334,515
4.58%, 12/10/2025	200,000	197,736
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (B)	100,000	99,733
3.90%, 01/15/2026 (B)	570,000	558,952
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023	200,000	188,719
2.67%, 07/25/2022	270,000	260,015
2.95%, 03/01/2021	297,000	292,873
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/2019 (B)	400,000	397,096
Mizuho Financial Group, Inc.
2.63%, 04/12/2021 (B)	263,000	256,718
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	319,000	314,730
MUFG Union Bank NA
2.25%, 05/06/2019	300,000	298,890
National Australia Bank, Ltd.
2.50%, 07/12/2026	250,000	225,558
3.38%, 01/14/2026	400,000	384,140
Nordea Bank AB
4.25%, 09/21/2022 (B)	384,000	389,013
4.88%, 01/27/2020 (B)	200,000	204,728
PNC Financial Services Group, Inc.
4.38%, 08/11/2020	75,000	76,618
5.13%, 02/08/2020	250,000	257,440
6.70%, 06/10/2019	75,000	77,438
Regions Financial Corp.
2.75%, 08/14/2022	200,000	192,712
Royal Bank of Canada
1.88%, 02/05/2020	500,000	491,684
2.75%, 02/01/2022, MTN	99,000	96,969
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	350,000	342,889
Santander UK Group Holdings PLC
3.13%, 01/08/2021	115,000	113,515
3.57%, 01/10/2023	360,000	352,655
4.75%, 09/15/2025 (B)	250,000	246,600
Santander UK PLC
2.50%, 03/14/2019	350,000	349,747
Societe Generale SA
2.50%, 04/08/2021 (B)	300,000	292,007
4.25%, 04/14/2025 (B)	270,000	263,006
Stadshypotek AB
1.88%, 10/02/2019 (B)	530,000	523,728
Standard Chartered PLC
3.05%, 01/15/2021 (B)	1,000,000	985,482
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	292,232

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	$ 239,000	$ 230,875
2.63%, 07/14/2026	322,000	292,180
2.78%, 07/12/2022 - 10/18/2022	729,000	703,286
2.85%, 01/11/2022	400,000	389,647
2.93%, 03/09/2021	270,000	266,516
3.10%, 01/17/2023	241,000	234,912
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	600,000	592,269
SunTrust Banks, Inc.
2.70%, 01/27/2022	91,000	88,395
2.90%, 03/03/2021	265,000	262,003
Swedbank AB
2.20%, 03/04/2020 (B)	400,000	393,834
Toronto-Dominion Bank
1.80%, 07/13/2021 (F)	114,000	109,423
2.13%, 04/07/2021, MTN	115,000	111,436
2.25%, 03/15/2021 (B)	300,000	292,843
2.50%, 12/14/2020, MTN	150,000	147,586
Fixed until 09/15/2026, 3.63% (A), 09/15/2031	223,000	210,324
US Bancorp
2.38%, 07/22/2026, MTN	100,000	90,785
2.63%, 01/24/2022, MTN	133,000	129,942
3.00%, 03/15/2022, MTN	233,000	230,479
3.15%, 04/27/2027, MTN	250,000	238,798
Wells Fargo & Co.
2.50%, 03/04/2021	532,000	520,531
3.00%, 02/19/2025, MTN	509,000	482,932
3.30%, 09/09/2024, MTN	1,300,000	1,262,782
3.55%, 09/29/2025, MTN	400,000	390,204
4.10%, 06/03/2026, MTN	121,000	119,670
4.30%, 07/22/2027, MTN	246,000	244,343
4.65%, 11/04/2044, MTN	184,000	180,671
4.75%, 12/07/2046, MTN	239,000	240,556
4.90%, 11/17/2045, MTN	202,000	206,953
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	236,000	232,184
2.10%, 02/25/2021 (B)	600,000	583,790
2.50%, 06/28/2022	200,000	192,025
2.60%, 11/23/2020	100,000	98,603
3.40%, 01/25/2028	300,000	286,245
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	260,000	249,191

		55,289,118

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,109,000	1,101,381
3.65%, 02/01/2026	410,000	402,508
4.70%, 02/01/2036	2,939,000	3,035,431
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 04/15/2058	100,000	100,641
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	250,000	251,750
Diageo Capital PLC
4.83%, 07/15/2020	90,000	93,064
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	120,000	111,395
4.42%, 05/25/2025 (B)	112,000	113,856
4.99%, 05/25/2038 (B)	162,000	165,934
PepsiCo, Inc.
4.60%, 07/17/2045	78,000	84,454

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
PepsiCo, Inc. (continued)
4.88%, 11/01/2040	$ 33,000	$ 37,086

		5,497,500

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 11/06/2022	100,000	98,142
3.60%, 05/14/2025	508,000	495,508
4.50%, 05/14/2035	200,000	196,867
Amgen, Inc.
4.66%, 06/15/2051	200,000	202,977
4.95%, 10/01/2041	100,000	104,731
Celgene Corp.
3.63%, 05/15/2024	298,000	293,330
3.88%, 08/15/2025	150,000	148,103
4.35%, 11/15/2047	167,000	153,323
5.70%, 10/15/2040	160,000	170,800
Gilead Sciences, Inc.
3.50%, 02/01/2025	90,000	88,877
3.70%, 04/01/2024	381,000	382,811
4.00%, 09/01/2036	72,000	69,888
4.60%, 09/01/2035	583,000	609,480

		3,014,837

Building Products - 0.1%
Johnson Controls International PLC
4.25%, 03/01/2021	150,000	152,504
4.95% (G), 07/02/2064	200,000	188,503
5.25%, 12/01/2041	300,000	306,661
Masco Corp.
6.50%, 08/15/2032	410,000	451,189

		1,098,857

Capital Markets - 2.4%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	349,000	325,100
Bank of New York Mellon Corp.
2.20%, 03/04/2019 - 08/16/2023, MTN	400,000	381,756
2.50%, 04/15/2021, MTN	267,000	261,960
2.60%, 08/17/2020, MTN	100,000	99,130
2.80%, 05/04/2026, MTN	76,000	71,584
4.60%, 01/15/2020, MTN	40,000	40,904
5.45%, 05/15/2019	200,000	204,464
Charles Schwab Corp.
3.20%, 03/02/2027	500,000	479,076
3.23%, 09/01/2022	100,000	99,672
CME Group, Inc.
3.00%, 03/15/2025	160,000	154,929
Credit Suisse AG
2.30%, 05/28/2019, MTN	500,000	498,209
Credit Suisse Group AG
3.57%, 01/09/2023 (B)	500,000	492,442
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	239,224
4.28%, 01/09/2028 (B)	400,000	395,881
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	950,000	921,387
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	244,000	238,833
Deutsche Bank AG
3.13%, 01/13/2021, MTN	58,000	56,308
3.30%, 11/16/2022	200,000	189,736
4.10%, 01/13/2026 (F)	700,000	664,842
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	1,141,000	1,101,307
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	2,150,000	2,103,201

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	$ 300,000	$ 289,664
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	474,000	458,148
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	692,624
3.50%, 01/23/2025 - 11/16/2026	362,000	346,949
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	907,000	864,335
3.75%, 05/22/2025	101,000	98,842
3.85%, 01/26/2027	815,000	791,800
Fixed until 05/01/2028, 4.22% (A), 05/01/2029	800,000	789,515
4.25%, 10/21/2025	100,000	99,329
5.38%, 03/15/2020, MTN	1,021,000	1,055,936
6.75%, 10/01/2037	200,000	244,565
Invesco Finance PLC
4.00%, 01/30/2024	160,000	161,647
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	495,000	456,044
6.00%, 01/14/2020 (B)	850,000	880,219
6.25%, 01/14/2021 (B)	725,000	767,123
Morgan Stanley
2.45%, 02/01/2019, MTN	285,000	284,739
2.50%, 04/21/2021, MTN	213,000	207,781
2.65%, 01/27/2020	315,000	313,046
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,014,448
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	735,000	709,314
3.88%, 01/27/2026, MTN	1,279,000	1,263,234
4.00%, 07/23/2025, MTN	1,736,000	1,737,547
4.10%, 05/22/2023, MTN	150,000	150,670
5.00%, 11/24/2025	497,000	516,505
5.63%, 09/23/2019, MTN	1,000,000	1,029,282
7.30%, 05/13/2019, MTN	1,800,000	1,861,734
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	269,765
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	319,647
State Street Corp.
2.65%, 05/19/2026	150,000	139,679
3.70%, 11/20/2023	615,000	622,068
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	135,599
Thomson Reuters Corp.
4.70%, 10/15/2019	75,000	76,158
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	192,184
3.49%, 05/23/2023 (B)	400,000	393,804
4.13%, 09/24/2025 - 04/15/2026 (B)	521,000	519,991

		28,773,880

Chemicals - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	228,000	213,423
Albemarle Corp.
5.45%, 12/01/2044	200,000	208,423
Chevron Phillips Chemical Co.
3.70%, 06/01/2028 (B)	400,000	393,098

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (B)	$ 181,000	$ 176,176
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	90,000	93,317
Mosaic Co.
4.88%, 11/15/2041	253,000	229,577
5.45%, 11/15/2033	472,000	475,065
Nutrien, Ltd.
3.38%, 03/15/2025	120,000	112,756
4.13%, 03/15/2035	450,000	417,497
6.50%, 05/15/2019	260,000	267,047
Praxair, Inc.
2.65%, 02/05/2025	82,000	77,918
Sherwin-Williams Co.
3.13%, 06/01/2024	136,000	130,659
Union Carbide Corp.
7.50%, 06/01/2025	400,000	471,017
7.75%, 10/01/2096	210,000	264,628
Westlake Chemical Corp.
4.38%, 11/15/2047	160,000	148,581

		3,679,182

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	179,628
5.25%, 10/01/2020 (B)	65,000	67,367
5.63%, 03/15/2042 (B)	141,000	153,818
6.70%, 06/01/2034 (B)	331,000	396,287
Republic Services, Inc.
2.90%, 07/01/2026	96,000	88,861

		885,961

Communications Equipment - 0.0% (E)
Cisco Systems, Inc.
2.95%, 02/28/2026	73,000	70,323
3.00%, 06/15/2022	194,000	193,086
3.63%, 03/04/2024	200,000	203,268
5.90%, 02/15/2039	100,000	125,402

		592,079

Construction & Engineering - 0.1%
ABB Finance USA, Inc.
2.88%, 05/08/2022	352,000	345,079
3.80%, 04/03/2028	230,000	230,769
4.38%, 05/08/2042	128,000	130,681
Fluor Corp.
3.38%, 09/15/2021	547,000	546,449

		1,252,978

Construction Materials - 0.0% (E)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	202,622
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	255,863

		458,485

Consumer Finance - 0.9%
American Express Co.
3.40%, 02/27/2023	400,000	396,856
3.63%, 12/05/2024	63,000	62,485
American Express Credit Corp.
2.25%, 05/05/2021, MTN	145,000	141,367
2.38%, 05/26/2020, MTN	212,000	209,179
2.70%, 03/03/2022, MTN	90,000	87,913

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	$ 67,000	$ 60,285
2.90%, 02/16/2024, MTN	150,000	145,179
7.63%, 10/01/2018 (B)	300,000	302,342
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	306,988
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	115,620
3.75%, 04/24/2024 - 07/28/2026	1,052,000	1,024,400
4.20%, 10/29/2025	150,000	147,006
Capital One NA
2.40%, 09/05/2019	350,000	347,676
2.95%, 07/23/2021	250,000	245,706
Daimler Finance North America LLC
2.88%, 03/10/2021 (B)	550,000	540,865
3.35%, 02/22/2023 (B)	300,000	294,116
Ford Motor Credit Co. LLC
2.02%, 05/03/2019	363,000	360,699
2.94%, 01/08/2019, MTN	400,000	400,416
3.81%, 01/09/2024	332,000	321,520
3.82%, 11/02/2027	400,000	367,612
General Motors Financial Co., Inc.
3.45%, 04/10/2022	377,000	370,067
3.50%, 11/07/2024	390,000	370,225
3.70%, 05/09/2023	376,000	368,274
3.95%, 04/13/2024	485,000	474,917
4.30%, 07/13/2025	200,000	196,665
4.35%, 04/09/2025	160,000	157,422
Hyundai Capital America
2.00%, 07/01/2019 (B)	86,000	85,001
2.40%, 10/30/2018 (B)	143,000	142,908
3.00%, 03/18/2021 (B)	250,000	244,827
John Deere Capital Corp.
2.70%, 01/06/2023, MTN	119,000	115,604
2.75%, 03/15/2022, MTN	153,000	150,725
2.80%, 03/06/2023, MTN	363,000	353,866
2.80%, 09/08/2027, MTN (F)	200,000	186,436
5.75%, 09/10/2018, MTN	100,000	100,348
Nissan Motor Acceptance Corp.
1.55%, 09/13/2019 (B)	138,000	135,571
2.55%, 03/08/2021 (B)	500,000	487,933
PACCAR Financial Corp.
2.25%, 02/25/2021, MTN	156,000	152,431
Synchrony Financial
3.70%, 08/04/2026	300,000	269,102
Toyota Motor Credit Corp.
1.90%, 04/08/2021, MTN	194,000	187,651
2.80%, 07/13/2022, MTN	250,000	245,177

		10,673,380

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	286,000	261,793
7.30%, 11/15/2039	200,000	255,053
8.70%, 06/15/2038	120,000	168,222
WestRock Co.
3.00%, 09/15/2024 (B)	350,000	330,786
3.75%, 03/15/2025 (B)	300,000	293,773

		1,309,627

Diversified Consumer Services - 0.1%
Nationwide Building Society
4.00%, 09/14/2026 (B)	250,000	236,460
Fixed until 03/08/2028, 4.30% (A), 03/08/2029 (B)	338,000	326,587

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services (continued)
President & Fellows of Harvard College
3.30%, 07/15/2056	$ 414,000	$ 362,486

		925,533

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	151,427
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	290,388
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B)	500,000	529,108
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	270,000	256,093
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	199,510
4.70%, 09/20/2047	242,000	229,659
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 4.35% (A), 07/15/2019 (C) (H) (I)	28,737	28,557
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	480,000	456,140
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	3,323,000	3,237,653
Jefferies Group LLC
6.25%, 01/15/2036	260,000	264,592
6.45%, 06/08/2027	133,000	143,046
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	294,000	280,875
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	118,000	113,770
10.38%, 11/01/2018	175,000	178,361
ORIX Corp.
2.90%, 07/18/2022	201,000	194,489
Protective Life Global Funding
2.00%, 09/14/2021 (B)	400,000	383,026
Voya Financial, Inc.
3.13%, 07/15/2024	550,000	519,993

		7,456,687

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
3.95%, 01/15/2025	282,000	277,752
4.13%, 02/17/2026	804,000	793,712
4.30%, 02/15/2030 (B)	1,966,000	1,879,909
4.90%, 08/15/2037 (B)	1,224,000	1,179,369
5.35%, 09/01/2040	943,000	935,101
6.00%, 08/15/2040	200,000	211,593
6.38%, 03/01/2041	240,000	264,225
British Telecommunications PLC
9.63%, 12/15/2030	180,000	258,683
Centel Capital Corp.
9.00%, 10/15/2019	450,000	473,345
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	145,589
3.60%, 01/19/2027 (B)	180,000	171,348
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	75,511
3.48%, 06/15/2050 (B)	81,000	78,666

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU
5.13%, 04/27/2020	$ 663,000	$ 684,045
5.46%, 02/16/2021	91,000	95,308
Verizon Communications, Inc.
4.27%, 01/15/2036	400,000	382,401
4.33%, 09/21/2028 (B)	307,000	309,285
4.40%, 11/01/2034	1,531,000	1,485,045
4.81%, 03/15/2039	1,000,000	1,007,673
5.01%, 08/21/2054	25,000	24,880

		10,733,440

Electric Utilities - 1.7%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	124,685
Alabama Power Co.
3.75%, 03/01/2045	21,000	19,701
4.10%, 01/15/2042	26,000	24,929
5.60%, 03/15/2033	160,000	179,087
6.00%, 03/01/2039	248,000	302,297
6.13%, 05/15/2038	77,000	94,357
Appalachian Power Co.
5.95%, 05/15/2033	50,000	57,090
6.38%, 04/01/2036	200,000	241,396
6.70%, 08/15/2037	200,000	254,844
Arizona Public Service Co.
2.20%, 01/15/2020	50,000	49,405
5.05%, 09/01/2041	303,000	333,691
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	188,000	168,609
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	302,000	370,505
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	154,000	150,745
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	337,000	342,731
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	266,873
Commonwealth Edison Co.
3.65%, 06/15/2046	162,000	148,811
3.75%, 08/15/2047	300,000	279,850
Connecticut Light & Power Co.
4.00%, 04/01/2048	212,000	210,751
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	159,805
6.00%, 12/01/2028 - 01/15/2038	633,000	751,084
6.45%, 10/15/2032	100,000	123,569
Duke Energy Corp.
2.65%, 09/01/2026	85,000	77,167
Duke Energy Indiana LLC
3.75%, 05/15/2046	200,000	185,848
Duke Energy Progress LLC
3.60%, 09/15/2047	130,000	118,526
3.70%, 10/15/2046	215,000	197,522
5.30%, 01/15/2019	80,000	80,919
Edison International
2.95%, 03/15/2023	400,000	384,839
4.13%, 03/15/2028	135,000	133,900
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	286,953
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	240,081
3.63%, 05/25/2027 (B)	270,000	250,751
Entergy Corp.
2.95%, 09/01/2026	78,000	71,516
Entergy Louisiana LLC
2.40%, 10/01/2026	237,000	213,945
3.05%, 06/01/2031	189,000	172,608
3.25%, 04/01/2028	387,000	369,440

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Mississippi, Inc.
2.85%, 06/01/2028	$ 166,000	$ 151,724
Evergy, Inc.
4.85%, 06/01/2021	326,000	333,455
Exelon Corp.
3.40%, 04/15/2026	127,000	121,393
FirstEnergy Corp.
4.85%, 07/15/2047	105,000	107,858
Florida Power & Light Co.
3.95%, 03/01/2048	265,000	262,611
4.95%, 06/01/2035	100,000	109,299
5.13%, 06/01/2041	112,000	126,266
5.40%, 09/01/2035	100,000	113,462
Fortis, Inc.
3.06%, 10/04/2026	1,000,000	916,027
Georgia Power Co.
3.25%, 04/01/2026	196,000	187,734
Hydro-Quebec
8.40%, 01/15/2022	420,000	483,491
9.40%, 02/01/2021	100,000	114,276
ITC Holdings Corp.
2.70%, 11/15/2022	300,000	288,188
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	455,756	469,503
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	561,818
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (B)	200,000	196,939
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	191,864
5.90%, 11/15/2039 (B)	55,000	67,389
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	195,060
MidAmerican Energy Co.
5.75%, 11/01/2035, MTN	600,000	715,693
Nevada Power Co.
5.38%, 09/15/2040	52,000	59,813
5.45%, 05/15/2041	400,000	460,218
7.13%, 03/15/2019	100,000	102,662
New England Power Co.
3.80%, 12/05/2047 (B)	140,000	131,039
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B) (F)	151,000	144,996
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (B)	50,000	50,864
Northern States Power Co.
6.20%, 07/01/2037	89,000	111,873
6.25%, 06/01/2036	150,000	186,167
Ohio Edison Co.
6.88%, 07/15/2036	150,000	195,137
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	169,346
2.95%, 03/01/2026	311,000	280,773
3.25%, 09/15/2021	159,000	154,585
4.50%, 12/15/2041	200,000	180,067
4.60%, 06/15/2043	100,000	93,640
5.40%, 01/15/2040	42,000	43,084
6.05%, 03/01/2034	60,000	66,109
PacifiCorp
6.25%, 10/15/2037	360,000	456,572
Pennsylvania Electric Co.
3.25%, 03/15/2028 (B)	75,000	69,602
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	167,494

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PPL Electric Utilities Corp.
2.50%, 09/01/2022	$ 100,000	$ 95,889
Progress Energy, Inc.
4.40%, 01/15/2021	113,000	115,983
4.88%, 12/01/2019	87,000	88,952
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	140,000	126,349
3.65%, 09/01/2042, MTN	138,000	129,350
5.38%, 11/01/2039, MTN	28,000	32,317
Southern California Edison Co.
3.90%, 12/01/2041	100,000	89,881
5.50%, 03/15/2040	130,000	146,797
6.65%, 04/01/2029	300,000	354,383
Southern Power Co.
5.15%, 09/15/2041	260,000	263,501
Southwestern Electric Power Co.
2.75%, 10/01/2026	500,000	457,667
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	103,902
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B)	200,000	185,666
Toledo Edison Co.
6.15%, 05/15/2037	200,000	242,073
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	113,763
Union Electric Co.
2.95%, 06/15/2027	193,000	182,002
Virginia Electric & Power Co.
2.75%, 03/15/2023	127,000	123,316
2.95%, 01/15/2022	157,000	155,148
6.00%, 05/15/2037	140,000	167,692
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	25,697
3.10%, 06/01/2025	82,000	78,930
3.65%, 12/15/2042	144,000	131,493
Xcel Energy, Inc.
2.40%, 03/15/2021	150,000	146,300
4.70%, 05/15/2020	50,000	50,992
4.80%, 09/15/2041	116,000	122,019
6.50%, 07/01/2036	48,000	61,289

		20,068,272

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	584,790
Siemens Financieringsmaatschappij NV
3.13%, 03/16/2024 (B)	500,000	487,359

		1,072,149

Electronic Equipment, Instruments & Components - 0.0% (E)
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	163,687
3.50%, 04/01/2022	100,000	98,374
3.88%, 01/12/2028	133,000	124,267

		386,328

Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	240,133
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	200,000	212,915
Halliburton Co.
3.50%, 08/01/2023	150,000	149,500
4.85%, 11/15/2035	130,000	136,698
7.60%, 08/15/2096 (B)	160,000	210,001

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	$ 165,000	$ 164,832
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	343,155
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	442,467
3.50%, 01/15/2028 (B)	60,000	56,457

		1,956,158

Equity Real Estate Investment Trusts - 1.1%
American Tower Corp.
2.25%, 01/15/2022	300,000	287,123
3.38%, 10/15/2026	281,000	260,727
3.50%, 01/31/2023	201,000	197,585
5.00%, 02/15/2024	139,000	145,034
5.90%, 11/01/2021	150,000	159,640
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	510,000	492,913
3.50%, 11/15/2024, MTN	120,000	118,567
Boston Properties, LP
3.20%, 01/15/2025	228,000	216,384
3.65%, 02/01/2026	408,000	396,015
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	385,668
Crown Castle International Corp.
4.88%, 04/15/2022	200,000	206,082
5.25%, 01/15/2023	200,000	209,605
DDR Corp.
3.63%, 02/01/2025	121,000	114,701
4.70%, 06/01/2027	71,000	71,202
Digital Realty Trust, LP
3.70%, 08/15/2027	154,000	147,206
Duke Realty, LP
3.25%, 06/30/2026	84,000	78,537
3.63%, 04/15/2023	168,000	166,281
EPR Properties
4.50%, 06/01/2027	248,000	235,948
4.95%, 04/15/2028	110,000	107,669
Equity Commonwealth
5.88%, 09/15/2020	855,000	881,986
ERP Operating, LP
2.85%, 11/01/2026	184,000	170,537
4.63%, 12/15/2021	587,000	607,655
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	353,000	328,668
Government Properties Income Trust
3.75%, 08/15/2019	1,370,000	1,371,468
4.00%, 07/15/2022	416,000	410,399
HCP, Inc.
3.40%, 02/01/2025	114,000	108,018
3.88%, 08/15/2024	337,000	328,506
4.20%, 03/01/2024	54,000	53,725
Liberty Property, LP
3.25%, 10/01/2026	107,000	99,242
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	140,241
3.60%, 12/15/2026	218,000	206,692
Realty Income Corp.
3.25%, 10/15/2022	250,000	245,625
3.88%, 04/15/2025	290,000	286,196
4.65%, 03/15/2047	113,000	113,810
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	483,902

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Select Income REIT
3.60%, 02/01/2020	$ 620,000	$ 616,768
Senior Housing Properties Trust
3.25%, 05/01/2019	250,000	250,127
4.75%, 02/15/2028	300,000	291,407
Simon Property Group, LP
3.75%, 02/01/2024	242,000	242,432
4.38%, 03/01/2021	457,000	468,839
UDR, Inc.
2.95%, 09/01/2026, MTN	116,000	106,033
Ventas Realty, LP
3.50%, 02/01/2025	54,000	51,740
3.75%, 05/01/2024	300,000	295,049
3.85%, 04/01/2027	203,000	194,812
4.13%, 01/15/2026	79,000	77,562
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	530,000	530,660
Welltower, Inc.
4.25%, 04/01/2026	250,000	247,644

		13,206,630

Food & Staples Retailing - 0.3%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	228,427
2.75%, 10/03/2026 (B)	350,000	315,501
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	521,980	512,167
5.77%, 01/10/2033 (B)	157,388	165,966
5.93%, 01/10/2034 (B)	549,907	587,047
Kroger Co.
5.40%, 07/15/2040	51,000	52,744
6.15%, 01/15/2020	300,000	312,396
8.00%, 09/15/2029	175,000	218,919
Sysco Corp.
3.25%, 07/15/2027	500,000	471,181
3.75%, 10/01/2025	102,000	100,512
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	46,000	44,086
4.80%, 11/18/2044	100,000	95,941

		3,104,887

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020 (F)	31,000	30,879
Campbell Soup Co.
3.95%, 03/15/2025	450,000	437,392
Cargill, Inc.
3.25%, 03/01/2023 (B)	140,000	138,443
3.30%, 03/01/2022 (B) (F)	250,000	248,958
General Mills, Inc.
4.00%, 04/17/2025	305,000	304,279
4.20%, 04/17/2028	200,000	199,149
4.55%, 04/17/2038	75,000	72,958
Kellogg Co.
3.40%, 11/15/2027	190,000	177,354
Kraft Heinz Foods Co.
2.80%, 07/02/2020	400,000	397,063
5.38%, 02/10/2020	138,000	142,692
6.88%, 01/26/2039	149,000	177,047
McCormick & Co., Inc.
3.15%, 08/15/2024	142,000	136,270
3.40%, 08/15/2027	198,000	188,542
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	292,565
4.60%, 06/01/2044	130,000	134,668

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Tyson Foods, Inc.
4.88%, 08/15/2034	$ 100,000	$ 101,729

		3,179,988

Gas Utilities - 0.2%
Atmos Energy Corp.
8.50%, 03/15/2019	44,000	45,509
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	339,372
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (B)	280,000	275,815
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	359,116
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	172,000	158,422
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	189,922
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	77,000	72,151
3.25%, 06/15/2026	85,000	80,369
3.50%, 09/15/2021	601,000	599,557
3.95%, 10/01/2046	94,000	85,872
5.25%, 08/15/2019	100,000	102,184
5.88%, 03/15/2041	109,000	127,227
Southwest Gas Corp.
3.80%, 09/29/2046	177,000	162,475

		2,597,991

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
3.88%, 09/15/2025	258,000	259,142
Becton Dickinson and Co.
3.73%, 12/15/2024	23,000	22,549
Covidien International Finance SA
2.95%, 06/15/2023	49,000	47,820
Medtronic, Inc.
3.13%, 03/15/2022	51,000	50,663
4.38%, 03/15/2035	117,000	123,071
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	136,000	135,519

		638,764

Health Care Providers & Services - 0.6%
Aetna, Inc.
2.80%, 06/15/2023	90,000	86,225
4.50%, 05/15/2042	153,000	148,765
6.75%, 12/15/2037	305,000	382,378
Anthem, Inc.
3.13%, 05/15/2022	200,000	197,081
3.30%, 01/15/2023	105,000	103,343
4.10%, 03/01/2028	425,000	418,555
4.38%, 12/01/2047	110,000	104,651
4.65%, 01/15/2043	38,000	37,584
Cardinal Health, Inc.
4.90%, 09/15/2045	45,000	43,033
CVS Health Corp.
2.75%, 12/01/2022	100,000	95,964
4.10%, 03/25/2025	1,741,000	1,740,741
4.30%, 03/25/2028	467,000	465,611
4.78%, 03/25/2038	688,000	693,352
5.05%, 03/25/2048	385,000	398,975
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	48,653
4.50%, 02/25/2026	367,000	369,281
4.80%, 07/15/2046	62,000	59,729

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	$ 170,000	$ 167,816
Magellan Health, Inc.
4.40%, 09/22/2024	558,000	544,805
Mayo Clinic
4.13%, 11/15/2052	198,000	201,645
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	155,717
Quest Diagnostics, Inc.
3.45%, 06/01/2026	75,000	71,071
Texas Health Resources
4.33%, 11/15/2055	175,000	176,772
UnitedHealth Group, Inc.
2.13%, 03/15/2021	300,000	292,174
2.75%, 02/15/2023	84,000	81,605
3.10%, 03/15/2026	281,000	269,428
4.63%, 07/15/2035	234,000	250,267

		7,605,221

Hotels, Restaurants & Leisure - 0.0% (E)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	488,325
6.30%, 10/15/2037, MTN	81,000	99,257

		587,582

Household Durables - 0.0% (E)
Newell Brands, Inc.
4.20%, 04/01/2026	200,000	192,911

Household Products - 0.0% (E)
Kimberly-Clark Corp.
2.40%, 03/01/2022 (F)	68,000	65,996
Procter & Gamble Co.
2.70%, 02/02/2026	400,000	378,981

		444,977

Independent Power & Renewable Electricity Producers - 0.0% (E)
Exelon Generation Co. LLC
5.75%, 10/01/2041	86,000	86,134

Industrial Conglomerates - 0.0% (E)
General Electric Co.
4.65%, 10/17/2021, MTN	258,000	268,135
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	51,588

		319,723

Insurance - 1.2%
AIA Group, Ltd.
3.90%, 04/06/2028 (B)	335,000	332,987
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	800,000	1,039,965
American International Group, Inc.
4.20%, 04/01/2028	225,000	224,407
Assurant, Inc.
4.20%, 09/27/2023	425,000	423,595
Athene Global Funding
2.75%, 04/20/2020 (B)	492,000	485,233
4.00%, 01/25/2022 (B)	368,000	369,317
Athene Holding, Ltd.
4.13%, 01/12/2028	445,000	415,614
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	277,752
5.75%, 01/15/2040	100,000	121,005

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	$ 130,000	$ 127,484
3.15%, 03/15/2025	275,000	266,611
3.35%, 05/15/2024	250,000	246,593
CNA Financial Corp.
3.95%, 05/15/2024	164,000	163,319
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026, 4.00% (A), 07/24/2026 (B) (J)	421,000	393,635
Great-West Lifeco Finance Delaware, LP
4.15%, 06/03/2047 (B)	350,000	327,942
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	83,000	81,668
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	360,000	342,902
Jackson National Life Global Funding
2.50%, 06/27/2022 (B)	200,000	192,560
3.05%, 04/29/2026 (B)	303,000	284,402
3.25%, 01/30/2024 (B)	115,000	112,089
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (B)	200,000	208,001
6.50%, 03/15/2035 (B)	300,000	356,003
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	245,178
Lincoln National Corp.
4.00%, 09/01/2023	300,000	303,214
4.20%, 03/15/2022	211,000	214,937
6.15%, 04/07/2036	14,000	15,902
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	331,699
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	173,450
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	168,139
8.88%, 06/01/2039 (B)	52,000	80,787
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	382,161
MetLife, Inc.
3.00%, 03/01/2025	200,000	190,516
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	325,890
3.88%, 04/11/2022 (B)	720,000	730,865
New York Life Global Funding
2.00%, 04/13/2021 (B)	96,000	92,685
2.15%, 06/18/2019 (B)	350,000	348,232
2.35%, 07/14/2026 (B)	226,000	204,948
3.00%, 01/10/2028 (B)	202,000	189,174
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	500,000	502,005
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	177,842
Principal Life Global Funding II
2.25%, 10/15/2018 (B)	200,000	199,884
Progressive Corp.
Fixed until 03/15/2023, 5.38% (A), 03/15/2023 (J)	245,000	244,694
Prudential Financial, Inc.
3.91%, 12/07/2047	164,000	151,794
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,113,449

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	$ 130,000	$ 128,546
3.05%, 01/20/2021 (B)	298,000	294,615
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	233,604
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	253,907
4.90%, 09/15/2044 (B)	150,000	158,585
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	554,845

		14,804,631

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	508,000	490,750
3.88%, 08/22/2037	500,000	497,518
4.25%, 08/22/2057	550,000	555,833

		1,544,101

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
4.80%, 12/05/2034	215,000	237,893
Booking Holdings, Inc.
2.75%, 03/15/2023	286,000	274,558
3.55%, 03/15/2028	400,000	381,531

		893,982

Internet Software & Services - 0.1%
Alibaba Group Holding, Ltd.
4.00%, 12/06/2037	200,000	187,355
Tencent Holdings, Ltd.
3.60%, 01/19/2028 (B)	545,000	519,756

		707,111

IT Services - 0.2%
DXC Technology Co.
4.25%, 04/15/2024	172,000	171,169
7.45%, 10/15/2029	500,000	603,324
IBM Credit LLC
2.65%, 02/05/2021	400,000	395,902
3.00%, 02/06/2023	500,000	493,143
International Business Machines Corp.
7.00%, 10/30/2025	508,000	612,872
Western Union Co.
3.60%, 03/15/2022	400,000	396,093

		2,672,503

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	149,197
3.00%, 04/15/2023	45,000	43,658
4.15%, 02/01/2024	217,000	221,266

		414,121

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	262,000	251,395
2.40%, 08/09/2026	270,000	247,723
7.15%, 02/15/2019, MTN	100,000	102,479
Caterpillar, Inc.
2.60%, 06/26/2022	123,000	119,874

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Illinois Tool Works, Inc.
4.88%, 09/15/2041	$ 449,000	$ 497,006
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	197,898
Nvent Finance Sarl
4.55%, 04/15/2028 (B)	337,000	330,186
Parker-Hannifin Corp.
4.10%, 03/01/2047	104,000	102,378
Xylem, Inc.
3.25%, 11/01/2026	74,000	69,475

		1,918,414

Media - 0.9%
21st Century Fox America, Inc.
7.30%, 04/30/2028	130,000	157,015
7.70%, 10/30/2025	300,000	362,982
8.88%, 04/26/2023	200,000	239,740
CBS Corp.
2.90%, 01/15/2027	250,000	223,347
3.70%, 08/15/2024	63,000	61,182
4.00%, 01/15/2026	208,000	203,474
4.85%, 07/01/2042	150,000	145,570
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,191,000	1,211,682
5.38%, 04/01/2038	191,000	188,753
6.38%, 10/23/2035	114,000	123,437
6.83%, 10/23/2055	150,000	164,064
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	506,496
Comcast Corp.
3.15%, 02/15/2028	400,000	373,441
6.50%, 11/15/2035	511,000	624,903
7.05%, 03/15/2033	1,300,000	1,650,147
Cox Communications, Inc.
3.35%, 09/15/2026 (B)	134,000	124,591
4.60%, 08/15/2047 (B)	196,000	180,428
4.80%, 02/01/2035 (B)	450,000	420,107
Discovery Communications LLC
3.95%, 03/20/2028	263,000	252,076
4.38%, 06/15/2021	344,000	351,192
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	244,601
SES SA
3.60%, 04/04/2023 (B)	100,000	97,080
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	122,183
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	388,114
7.30%, 07/01/2038	90,000	104,246
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	314,162
Viacom, Inc.
3.88%, 04/01/2024 (F)	376,000	365,371
6.88%, 04/30/2036	250,000	285,149
Walt Disney Co.
3.00%, 02/13/2026 (F)	750,000	719,804
Warner Media LLC
3.55%, 06/01/2024	230,000	222,937
3.60%, 07/15/2025	225,000	216,523
4.75%, 03/29/2021	140,000	144,074

		10,788,871

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.2%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	$ 200,000	$ 188,435
4.00%, 09/11/2027 (B)	400,000	367,872
Barrick Gold Corp.
6.45%, 10/15/2035	399,000	467,341
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	300,000	300,329
Nucor Corp.
6.40%, 12/01/2037	390,000	480,138
Vale Canada, Ltd.
7.20%, 09/15/2032	400,000	437,500
Vale Overseas, Ltd.
6.25%, 08/10/2026	81,000	89,100

		2,330,715

Multi-Utilities - 0.4%
CMS Energy Corp.
3.00%, 05/15/2026	73,000	67,802
3.88%, 03/01/2024	350,000	348,691
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	184,013
Consumers Energy Co.
2.85%, 05/15/2022	121,000	119,580
3.25%, 08/15/2046	95,000	82,274
6.70%, 09/15/2019	100,000	103,975
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	281,171
4.15%, 05/15/2045	270,000	265,429
Dominion Energy, Inc.
2.75%, 09/15/2022	165,000	158,926
4.90%, 08/01/2041	103,000	106,572
5.25%, 08/01/2033	500,000	532,160
DTE Electric Co.
2.65%, 06/15/2022	68,000	66,189
3.70%, 03/15/2045	114,000	106,423
3.95%, 06/15/2042	101,000	97,155
DTE Energy Co.
3.85%, 12/01/2023	252,000	251,874
NiSource, Inc.
5.80%, 02/01/2042	600,000	678,126
Public Service Co. of Colorado
3.20%, 11/15/2020	56,000	56,050
3.55%, 06/15/2046	37,000	33,137
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	59,631
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	136,056
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	359,318
6.13%, 09/15/2037	100,000	121,497
Sempra Energy
9.80%, 02/15/2019	400,000	414,715
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	113,487

		4,744,251

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 05/01/2028	280,000	277,853
Macy’s Retail Holdings, Inc.
6.90%, 04/01/2029	200,000	216,321
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	303,082
Target Corp.
2.50%, 04/15/2026 (F)	300,000	277,802

		1,075,058

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Holding Co.
7.15%, 05/15/2028	$ 552,000	$ 634,720
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	155,241
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	214,000	210,292
Apache Corp.
3.25%, 04/15/2022	111,000	109,521
4.75%, 04/15/2043	268,000	257,094
6.90%, 09/15/2018	180,000	180,913
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	386,000	372,956
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	217,182
BP Capital Markets PLC
3.22%, 04/14/2024	600,000	587,625
3.25%, 05/06/2022	462,000	460,254
3.81%, 02/10/2024	224,000	226,547
Buckeye Partners, LP
3.95%, 12/01/2026	45,000	41,050
4.88%, 02/01/2021	200,000	203,662
5.85%, 11/15/2043	150,000	140,724
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	200,000	198,083
5.85%, 02/01/2035	150,000	169,019
6.45%, 06/30/2033	299,000	353,017
Cenovus Energy, Inc.
5.25%, 06/15/2037	101,000	101,566
6.75%, 11/15/2039	511,000	589,360
Chevron Corp.
2.36%, 12/05/2022	80,000	76,768
2.57%, 05/16/2023	600,000	580,781
2.90%, 03/03/2024	296,000	288,717
3.19%, 06/24/2023	47,000	46,797
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	323,150
CNOOC Finance, Ltd.
3.00%, 05/09/2023	254,000	244,121
Ecopetrol SA
5.38%, 06/26/2026	135,000	140,224
5.88%, 09/18/2023	113,000	121,079
Enable Midstream Partners, LP
4.95%, 05/15/2028	135,000	135,275
Enbridge, Inc.
4.50%, 06/10/2044	200,000	193,205
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	300,000	292,951
Encana Corp.
6.50%, 05/15/2019	150,000	153,683
7.20%, 11/01/2031	200,000	242,162
7.38%, 11/01/2031	250,000	309,046
Energy Transfer Partners, LP
3.60%, 02/01/2023	75,000	73,703
4.05%, 03/15/2025	136,000	133,122
4.75%, 01/15/2026	173,000	175,142
4.90%, 02/01/2024	159,000	162,752
6.05%, 06/01/2041	538,000	555,380
6.50%, 02/01/2042	45,000	48,744
Eni SpA
5.70%, 10/01/2040 (B)	900,000	954,772
Enterprise Products Operating LLC
3.70%, 02/15/2026	127,000	125,209
3.75%, 02/15/2025	74,000	73,855
3.90%, 02/15/2024	362,000	365,117

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.95%, 10/15/2054	$ 33,000	$ 32,812
5.10%, 02/15/2045	32,000	33,841
7.55%, 04/15/2038	320,000	426,155
EOG Resources, Inc.
4.10%, 02/01/2021	300,000	305,591
4.15%, 01/15/2026	80,000	81,955
EQT Corp.
3.90%, 10/01/2027	264,000	248,836
Equinor ASA
3.15%, 01/23/2022	313,000	312,397
Exxon Mobil Corp.
4.11%, 03/01/2046	294,000	301,514
Kerr-McGee Corp.
7.88%, 09/15/2031	100,000	125,987
Kinder Morgan, Inc.
4.30%, 03/01/2028	700,000	694,442
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	76,194
4.20%, 12/01/2042 - 10/03/2047	648,000	600,939
MPLX, LP
4.00%, 03/15/2028	155,000	150,013
4.88%, 12/01/2024	280,000	290,031
5.20%, 03/01/2047	108,000	109,689
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	105,000
3.38%, 10/01/2022	30,000	29,513
4.90%, 03/15/2025	800,000	835,583
5.00%, 09/15/2023	65,000	67,793
6.65%, 10/01/2036	220,000	259,941
8.63%, 03/01/2019	150,000	154,836
Petro-Canada
5.35%, 07/15/2033	100,000	108,773
7.88%, 06/15/2026	100,000	121,666
Petroleos Mexicanos
4.63%, 09/21/2023	450,000	445,050
4.88%, 01/18/2024	81,000	79,987
5.35%, 02/12/2028 (B)	189,000	176,583
6.35%, 02/12/2048 (B)	71,000	63,101
6.38%, 02/04/2021 - 01/23/2045	513,000	503,509
6.50%, 03/13/2027	870,000	883,050
6.75%, 09/21/2047	403,000	373,303
6.88%, 08/04/2026	466,000	486,970
Phillips 66
3.90%, 03/15/2028	285,000	280,900
4.30%, 04/01/2022	130,000	133,658
4.88%, 11/15/2044	40,000	41,758
Phillips 66 Partners, LP
3.55%, 10/01/2026	66,000	62,281
4.90%, 10/01/2046	144,000	140,896
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	128,019
4.65%, 10/15/2025	350,000	352,018
Shell International Finance BV
4.13%, 05/11/2035	258,000	263,687
Sinopec Capital 2013, Ltd.
3.13%, 04/24/2023 (B)	300,000	288,391
Sinopec Group Overseas Development, Ltd.
3.90%, 05/17/2022 (B)	200,000	200,543
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	138,176
8.00%, 03/01/2032	105,000	135,456
Spectra Energy Partners, LP
3.50%, 03/15/2025	633,000	609,896
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	637,744

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	$ 195,000	$ 184,996
5.50%, 02/15/2020	250,000	257,450
5.95%, 12/01/2025	150,000	161,714
6.10%, 02/15/2042	500,000	502,300
TC PipeLines, LP
3.90%, 05/25/2027	141,000	133,161
Total Capital International SA
2.70%, 01/25/2023	688,000	669,719
3.70%, 01/15/2024	160,000	161,648
3.75%, 04/10/2024	82,000	82,950
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	110,414
3.13%, 01/15/2019	149,000	149,128
3.75%, 10/16/2023	135,000	135,305
4.88%, 01/15/2026	370,000	388,859
6.50%, 08/15/2018 (F)	175,000	175,254
Valero Energy Corp.
7.50%, 04/15/2032	100,000	127,980
Western Gas Partners, LP
4.50%, 03/01/2028	68,000	66,415
5.30%, 03/01/2048	196,000	187,693
5.45%, 04/01/2044	97,000	92,937
Williams Partners, LP
3.90%, 01/15/2025	117,000	115,322
4.85%, 03/01/2048	249,000	244,614

		26,870,917

Personal Products - 0.0% (E)
Unilever Capital Corp.
3.38%, 03/22/2025 (F)	180,000	178,369

Pharmaceuticals - 0.3%
Allergan Funding SCS
3.85%, 06/15/2024	211,000	208,292
Allergan, Inc.
2.80%, 03/15/2023	162,000	153,545
3.38%, 09/15/2020	125,000	125,006
Baxalta, Inc.
3.60%, 06/23/2022	67,000	66,023
5.25%, 06/23/2045	33,000	34,028
Bayer US Finance II LLC
4.70%, 07/15/2064 (B)	100,000	91,453
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	193,247
Johnson & Johnson
2.63%, 01/15/2025	408,000	392,830
3.40%, 01/15/2038	432,000	409,966
4.38%, 12/05/2033	99,000	106,809
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	19,393
Mylan NV
3.95%, 06/15/2026	185,000	178,096
Mylan, Inc.
3.13%, 01/15/2023 (B)	100,000	95,919
5.40%, 11/29/2043	100,000	100,041
Novartis Capital Corp.
3.40%, 05/06/2024	395,000	393,816
Pfizer, Inc.
3.00%, 12/15/2026	412,000	397,293
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	315,487

		3,281,244

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	$ 314,000	$ 308,777
3.88%, 03/20/2027 (B)	325,000	319,416

		628,193

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	252,263
5.75%, 05/01/2040	300,000	357,996
7.29%, 06/01/2036	90,000	122,117
Canadian Pacific Railway Co.
6.13%, 09/15/2115	210,000	256,565
CSX Corp.
4.25%, 06/01/2021	65,000	66,501
6.00%, 10/01/2036, MTN	340,000	405,917
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	165,492
3.85%, 01/15/2024	266,000	268,639
4.05%, 08/15/2052	87,000	82,516
Ryder System, Inc.
2.50%, 05/11/2020, MTN	158,000	155,767
3.45%, 11/15/2021, MTN	42,000	41,842

		2,175,615

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	220,364
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	663,000	641,439
3.88%, 01/15/2027	200,000	187,566
Intel Corp.
3.70%, 07/29/2025	97,000	98,019
3.73%, 12/08/2047	155,000	148,891
4.10%, 05/19/2046	224,000	226,052
QUALCOMM, Inc.
2.60%, 01/30/2023	35,000	33,436
2.90%, 05/20/2024	400,000	379,846
3.25%, 05/20/2027	357,000	336,901

		2,272,514

Software - 0.5%
Microsoft Corp.
2.38%, 05/01/2023	24,000	23,165
2.88%, 02/06/2024	342,000	335,189
3.30%, 02/06/2027	279,000	275,542
3.50%, 02/12/2035	277,000	269,603
4.00%, 02/12/2055	81,000	81,641
4.10%, 02/06/2037	489,000	512,845
4.20%, 11/03/2035	103,000	108,681
4.50%, 10/01/2040 - 02/06/2057	451,000	494,693
4.75%, 11/03/2055	436,000	497,026
Oracle Corp.
2.40%, 09/15/2023	324,000	309,384
2.95%, 11/15/2024 - 05/15/2025	1,100,000	1,065,127
3.90%, 05/15/2035	60,000	59,242
4.30%, 07/08/2034	600,000	623,137
5.38%, 07/15/2040	123,000	142,546
6.13%, 07/08/2039	731,000	918,190
VMware, Inc.
2.95%, 08/21/2022	521,000	503,273

		6,219,284

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
Home Depot, Inc.
2.13%, 09/15/2026	$ 315,000	$ 282,442
4.20%, 04/01/2043	145,000	145,848
Lowe’s Cos., Inc.
3.38%, 09/15/2025	119,000	116,653
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	233,123

		778,066

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	296,000	273,276
2.75%, 01/13/2025	500,000	479,433
2.85%, 05/11/2024	234,000	227,385
2.90%, 09/12/2027	597,000	564,981
3.00%, 02/09/2024 - 06/20/2027	988,000	954,042
3.20%, 05/13/2025 - 05/11/2027	446,000	434,924
3.25%, 02/23/2026	266,000	261,012
3.35%, 02/09/2027	603,000	592,374
3.45%, 05/06/2024 - 02/09/2045	549,000	539,326
3.75%, 09/12/2047	500,000	474,572
3.85%, 08/04/2046	207,000	199,880
4.50%, 02/23/2036	340,000	369,842
4.65%, 02/23/2046	119,000	129,841
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	800,000	845,704

		6,346,592

Tobacco - 0.0% (E)
BAT Capital Corp.
4.39%, 08/15/2037 (B)	377,000	361,411

Trading Companies & Distributors - 0.1%
Air Lease Corp.
3.25%, 03/01/2025	258,000	240,864
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	163,863
8.63%, 01/15/2022	700,000	798,715
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	209,150

		1,412,592

Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	179,452
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	233,000	229,441
4.88%, 07/11/2022 (B)	500,000	516,340

		925,233

Water Utilities - 0.0% (E)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	304,157
4.00%, 12/01/2046	172,000	165,092

		469,249

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	230,812
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	196,000

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	$ 657,313	$ 654,026
Vodafone Group PLC
2.95%, 02/19/2023	75,000	72,321
4.13%, 05/30/2025	313,000	313,032
5.00%, 05/30/2038	443,000	450,533
5.25%, 05/30/2048	260,000	270,115

		2,186,839

Total Corporate Debt Securities (Cost $301,144,989)		296,861,934

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.0% (E)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	328,893

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	300,900
5.00%, 06/15/2045	200,000	199,000
7.38%, 09/18/2037	200,000	252,000

		751,900

Israel - 0.2%
Israel Government AID Bond
Series 2011-Z,
Zero Coupon, 11/15/2026	1,400,000	1,058,241
Israel Government AID Bond, Principal Only STRIPS
Series 2, 11/01/2024	2,250,000	1,841,706

		2,899,947

Mexico - 0.3%
Mexico Government International Bond
3.75%, 01/11/2028 (F)	1,042,000	987,816
4.13%, 01/21/2026	615,000	610,695
4.35%, 01/15/2047	183,000	163,236
4.60%, 02/10/2048	200,000	183,700
5.55%, 01/21/2045 (F)	190,000	200,213
4.75%, 03/08/2044, MTN	688,000	645,688
5.75%, 10/12/2110, MTN	550,000	542,437

		3,333,785

Panama - 0.0% (E)
Panama Government International Bond
4.50%, 04/16/2050	200,000	197,000

Peru - 0.0% (E)
Peru Government International Bond
5.63%, 11/18/2050	45,000	53,393

Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	500,000	529,483

Total Foreign Government Obligations (Cost $8,391,789)		8,094,401

MORTGAGE-BACKED SECURITIES - 3.0%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	8,020	8,260

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ASG Resecuritization Trust
Series 2011-1, Class 3A50,
3.92% (A), 11/28/2035 (B)	$ 51,894	$ 51,851
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.54% (A), 09/27/2044 (B)	1,463,000	1,451,971
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	93,588	98,185
Series 2004-C, Class 1A1,
3.88% (A), 12/20/2034	46,281	46,551
Series 2005-E, Class 4A1,
3.80% (A), 03/20/2035	335,844	340,008
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
4.19% (A), 04/25/2033	47,639	48,406
Series 2004-C, Class 2A2,
4.15% (A), 04/25/2034	190,514	191,824
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,473,584
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B)	64,050	65,141
Series 2010-RR7, Class 2A1,
3.77% (A), 07/26/2045 (B)	285,468	282,624
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.50%, 2.56% (A), 03/25/2035	41,109	41,094
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.37% (A), 07/25/2033	46,306	46,731
Series 2004-2, Class 14A,
3.83% (A), 05/25/2034	32,257	32,423
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.34% (A), 06/11/2041 (B)	126,751	855
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.49% (A), 12/11/2049 (B)	496,347	1,956
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.91% (A), 02/25/2037	623,110	631,400
Series 2007-A1, Class 2A1,
4.43% (A), 02/25/2037	129,739	133,265
Series 2007-A1, Class 7A1,
4.27% (A), 02/25/2037	75,730	76,145
Series 2007-A1, Class 9A1,
3.90% (A), 02/25/2037	59,338	59,100
Series 2007-A2, Class 1A1,
4.25% (A), 07/25/2037	26,843	26,920
Series 2007-A2, Class 2A1,
3.80% (A), 07/25/2037	188,152	191,587
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	123,671	125,941
Series 2004-3, Class A4,
5.75%, 04/25/2034	185,507	190,270
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	203,411	206,245
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	1,619	1,627

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2004-J4, Class 2A1,
5.00%, 05/25/2019	$ 13,475	$ 13,261
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
3.74% (A), 09/25/2033	69,462	70,378
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	62,953	63,218
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	130,678	134,159
Series 2009-10, Class 1A1,
3.38% (A), 09/25/2033 (B)	211,694	215,180
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class IO,
0.86% (A), 08/15/2048	1,182,686	10,626
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	565,318
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	2,410,000	2,400,588
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.65% (A), 08/15/2045	1,810,465	98,205
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	56,332	57,841
Series 2003-AR15, Class 3A1,
4.15% (A), 06/25/2033	99,470	99,889
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	23,468	23,559
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	99,234	100,372
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	113,337	124,573
Series 2003-29, Class 8A1,
6.00%, 11/25/2018	22	22
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	145,138	151,271
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	153,927	160,670
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	475,970
CSMC Trust
Series 2010-17R, Class 1A1,
3.90% (A), 06/26/2036 (B)	44,575	44,802
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.48% (A), 02/25/2020	33,003	33,020
Federal Home Loan Mortgage Corp.
Series K070, Class A2,
3.30% (A), 11/25/2027	965,000	950,348
Series W5FX, Class AFX,
3.21% (A), 04/25/2028	970,000	943,925
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4,
4.06% (A), 12/19/2033	293,878	295,951
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
0.87% (A), 11/10/2039 (B)	1,076,157	11

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.41% (A), 09/25/2035 (B)	$ 767,799	$ 688,276
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
2.46% (A), 09/25/2035 (B)	575,850	36,407
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	366,872	377,202
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	176,091	181,013
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 2.56% (A), 06/25/2035	15,186	14,495
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 08/25/2022 (B)	1,980,000	1,970,100
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 2.66% (A), 05/25/2035	123,923	122,657
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	52,367	54,535
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.41% (A), 05/25/2036	401,719	397,478
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.41% (A), 08/25/2036	164,231	161,154
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,584,442
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
1-Month LIBOR + 0.16%, 2.23% (A), 05/15/2047	244,314	243,757
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.19% (A), 06/12/2043	4,288,603	5,631
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
4.55% (A), 07/25/2034	33,494	34,444
Series 2004-A4, Class 1A1,
4.58% (A), 09/25/2034	30,249	31,035
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	4,459	4,508
Series 2005-A1, Class 3A4,
3.92% (A), 02/25/2035	126,457	129,768
Series 2006-A2, Class 5A3,
3.66% (A), 11/25/2033	227,235	232,031
Series 2006-A3, Class 6A1,
3.85% (A), 08/25/2034	22,169	22,047
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.38% (A), 02/15/2041 (B)	973,026	106

The notes are an integral part of this report. Transamerica Funds	Page 19	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.80% (A), 04/21/2034	$ 247,673	$ 254,209
Series 2004-13, Class 3A7,
4.20% (A), 11/21/2034	159,309	163,499
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	24,532	25,399
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	5,295	5,292
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	301,116	304,312
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	41,153	41,146
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3, 05/28/2035 (B)	16,118	12,995
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
4.39% (A), 07/25/2033	63,944	62,903
Series 2003-A5, Class 2A6,
4.19% (A), 08/25/2033	46,254	47,776
Series 2004-1, Class 2A1,
3.79% (A), 12/25/2034	166,880	168,065
Series 2004-A4, Class A2,
3.97% (A), 08/25/2034	80,776	82,768
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 2.89% (A), 09/25/2029	130,403	125,619
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.48% (A), 12/12/2049 (B)	321,808	3
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	483,717	487,628
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.47% (A), 12/15/2043 (B)	2,462,682	25
Series 2006-T21, Class X,
0.03% (A), 10/12/2052 (B)	10,706,310	107
Series 2007-HQ11, Class X,
0.33% (A), 02/12/2044 (B)	794,277	1,350
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.66% (A), 04/25/2034	179,106	188,382
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	84,523	84,523
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	475,404	447,022
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	62,496	65,895
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
02/25/2034	4,027	3,352
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
3.81% (A), 05/25/2035	85,733	84,132

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2003-QS18, Class A1,
5.00%, 09/25/2018	$ 2,074	$ 2,068
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	107,984	112,177
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	217,284	227,039
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.69% (A), 12/20/2034	254,468	250,708
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 2.69% (A), 12/20/2034	118,186	116,090
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 2.82% (A), 01/20/2035	106,828	99,422
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.74% (A), 10/19/2034	258,916	255,616
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
3.80% (A), 12/25/2033	60,997	61,333
Series 2004-4XS, Class 1A5,
5.25% (A), 02/25/2034	286,705	289,922
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	55,412	56,367
Series 2004-5H, Class A4,
5.54%, 12/25/2033	228,434	233,492
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 2.70% (A), 09/25/2043	126,045	121,924
Series 2004-1, Class II2A,
2.70% (A), 03/25/2044	58,536	57,325
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	993,931
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	651,831
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.33% (A), 05/10/2063 (B)	4,330,904	182,625
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (A), 12/15/2020	2,090,000	2,090,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	982,799
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.08% (A), 03/15/2045 (B)	5,902,724	59
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
4.21% (A), 06/25/2033	211,489	213,804
Series 2003-AR7, Class A7,
4.11% (A), 08/25/2033	82,850	83,805

The notes are an integral part of this report. Transamerica Funds	Page 20	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-AR8, Class A,
3.37% (A), 08/25/2033	$ 34,973	$ 35,461
Series 2003-AR9, Class 1A6,
3.38% (A), 09/25/2033	164,498	168,663
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	175,407	180,636
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 11.79% (A), 06/25/2033	7,273	7,825
Series 2003-S9, Class A8,
5.25%, 10/25/2033	94,953	96,939
Series 2004-AR3, Class A1,
3.95% (A), 06/25/2034	22,616	23,053
Series 2004-AR3, Class A2,
3.95% (A), 06/25/2034	232,626	237,121
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	15,696	15,736
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	29,345	29,682
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	200,504	208,013
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1,
5.75%, 02/25/2033	28,338	28,686
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	61,187	66,361
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	1,010,805	1,009,884
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,807,739
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
3.60% (A), 11/25/2033	12,066	12,258
Series 2004-4, Class A9,
5.50%, 05/25/2034	143,473	146,042
Series 2004-EE, Class 2A1,
4.23% (A), 12/25/2034	80,833	82,379
Series 2004-EE, Class 2A2,
4.23% (A), 12/25/2034	20,208	20,799
Series 2004-EE, Class 3A1,
4.18% (A), 12/25/2034	26,993	28,040
Series 2004-EE, Class 3A2,
4.18% (A), 12/25/2034	40,490	42,060
Series 2004-I, Class 1A1,
3.86% (A), 07/25/2034	419,165	429,264
Series 2004-P, Class 2A1,
4.05% (A), 09/25/2034	560,031	575,237
Series 2004-R, Class 2A1,
3.71% (A), 09/25/2034	221,460	228,956
Series 2004-U, Class A1,
4.05% (A), 10/25/2034	463,985	467,564
Series 2004-V, Class 1A1,
4.20% (A), 10/25/2034	53,667	54,562
Series 2004-V, Class 1A2,
4.20% (A), 10/25/2034	23,959	24,752
Series 2004-W, Class A9,
3.75% (A), 11/25/2034	82,691	84,727
Series 2005-AR3, Class 1A1,
4.28% (A), 03/25/2035	381,534	392,679

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2005-AR8, Class 2A1,
3.98% (A), 06/25/2035	$ 131,067	$ 134,336
Series 2005-AR9, Class 2A1,
3.86% (A), 10/25/2033	58,156	58,925
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	550,000	562,683

Total Mortgage-Backed Securities (Cost $36,116,180)		36,148,008

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	733,980

New York - 0.1%
New York State Dormitory Authority, Revenue Bonds,
5.60%, 03/15/2040	280,000	335,843
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	841,304
5.65%, 11/01/2040	655,000	803,459

		1,980,606

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	929,638
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,459,886

		2,389,524

Total Municipal Government Obligations (Cost $4,428,065)		5,104,110

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.5%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.59%, 3.38% (A), 12/01/2036	201,786	210,100
12-Month LIBOR + 1.64%, 3.39% (A), 11/01/2036	73,459	76,547
12-Month LIBOR + 1.67%, 3.42% (A), 12/01/2036	121,066	126,026
3.50%, 06/01/2042 - 07/15/2042	2,755,586	2,739,927
1-Year CMT + 2.36%, 3.51% (A), 10/01/2037	27,843	29,175
1-Year CMT + 2.25%, 3.53% (A), 02/01/2036	398,272	420,897
12-Month LIBOR + 1.70%, 3.58% (A), 02/01/2037	25,986	26,996
1-Year CMT + 2.24%, 3.60% (A), 11/01/2036	195,320	206,332
6-Month LIBOR + 1.70%, 3.62% (A), 10/01/2036	26,405	27,336
12-Month LIBOR + 1.91%, 3.66% (A), 04/01/2037	1,802	1,844
1-Year CMT + 2.25%, 3.70% (A), 01/01/2035	288,582	303,814
12-Month LIBOR + 1.81%, 3.78% (A), 09/01/2037	29,408	30,841
6-Month LIBOR + 1.52%, 3.79% (A), 05/01/2037	85,787	88,599
12-Month LIBOR + 2.05%, 3.80% (A), 11/01/2036	16,461	17,403

The notes are an integral part of this report. Transamerica Funds	Page 21	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year CMT + 2.65%, 3.92% (A), 10/01/2037	$ 97,141	$ 95,439
12-Month LIBOR + 1.86%, 3.96% (A), 05/01/2038	28,075	29,442
4.00%, 04/01/2043 - 01/01/2046	3,535,302	3,621,878
12-Month LIBOR + 2.05%, 4.03% (A), 05/01/2037	63,160	66,794
1-Year CMT + 2.25%, 4.05% (A), 07/01/2036	244,306	257,809
12-Month LIBOR + 2.18%, 4.05% (A), 03/01/2037	96,025	100,341
12-Month LIBOR + 1.70%, 4.06% (A), 06/01/2037	37,694	39,412
12-Month LIBOR + 1.98%, 4.08% (A), 04/01/2037	30,061	31,473
1-Year CMT + 2.43%, 4.13% (A), 12/01/2031	509,282	539,071
6-Month LIBOR + 2.01%, 4.19% (A), 05/01/2037	49,492	52,030
12-Month LIBOR + 2.47%, 4.45% (A), 03/01/2036	122,655	132,219
4.50%, 05/01/2041 - 07/01/2047	13,721,637	14,410,695
12-Month LIBOR + 2.18%, 4.56% (A), 05/01/2037	165,563	175,008
12-Month LIBOR + 2.29%, 4.66% (A), 05/01/2036	30,197	32,145
5.00%, 10/01/2018 - 08/01/2040	349,008	371,847
5.50%, 02/01/2021 - 12/01/2035	760,072	796,823
6.00%, 12/01/2036 - 06/01/2037	233,678	251,596
6.50%, 05/01/2035 - 03/01/2038	1,089,813	1,213,064
7.50%, 02/01/2038 - 09/01/2038	61,906	69,766
10.00%, 03/17/2026 - 10/01/2030	48,949	50,661
11.00%, 02/17/2021	3,398	3,416
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	2,500,000	2,397,200
2.31%, 12/25/2022	3,000,000	2,898,844
2.33%, 06/25/2021	2,100,000	2,056,949
2.60%, 09/25/2020	81,403	80,732
2.72%, 07/25/2026	1,456,000	1,387,348
2.74%, 09/25/2025	1,000,000	956,441
1-Month LIBOR + 0.70%, 2.79% (A), 09/25/2022	535,325	537,167
2.81%, 09/25/2024	4,140,000	4,024,146
2.84%, 09/25/2022	1,001,000	987,090
2.93%, 01/25/2023	1,443,000	1,426,094
3.12%, 06/25/2027	654,000	636,553
3.24%, 04/25/2027	1,097,000	1,078,390
3.33%, 05/25/2027	590,000	580,037
3.35%, 01/25/2028	1,595,000	1,573,571
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 2.32% (A), 08/15/2023	185,903	186,745
1-Month LIBOR + 0.30%, 2.37% (A), 03/15/2036	36,687	36,704
1-Month LIBOR + 0.40%, 2.38% (A), 07/15/2037	766,082	766,543
1-Month LIBOR + 0.40%, 2.47% (A), 02/15/2033	93,118	93,058
1-Month LIBOR + 1.20%, 3.27% (A), 07/15/2039	32,871	33,638
4.00%, 11/15/2041 - 07/15/2042	3,583,487	3,655,668
4.50%, 06/15/2025	2,000,000	2,083,860
5.00%, 07/15/2033 - 07/15/2041	9,142,635	9,816,594
5.30%, 01/15/2033	422,906	452,722
5.50%, 02/15/2022 - 01/15/2039	3,171,836	3,380,448
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	619,456	620,828
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	737,912	772,146

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
5.70% (A), 10/15/2038	$ 217,740	$ 234,831
(1.50) * 1-Month LIBOR + 9.08%, 5.94% (A), 11/15/2033	87,196	88,901
6.00%, 05/15/2034 - 06/15/2038	1,713,387	1,874,921
6.25%, 10/15/2023	169,523	177,928
6.50%, 08/15/2021 - 06/15/2032	1,176,746	1,264,740
6.92% (A), 11/15/2021	65,882	66,905
7.00%, 12/15/2036	495,131	554,985
7.32% (A), 11/15/2046	672,008	758,496
7.50%, 11/15/2036 - 12/15/2036	575,588	656,577
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	17,759	19,748
(3.33) * 1-Month LIBOR + 17.50%, 10.59% (A), 02/15/2040	432,516	496,188
(1.83) * 1-Month LIBOR + 14.85%, 11.05% (A), 06/15/2033	32,681	38,213
(2.50) * 1-Month LIBOR + 17.45%, 12.27% (A), 02/15/2038	14,839	16,508
(4.00) * 1-Month LIBOR + 22.00%, 13.71% (A), 05/15/2035	51,289	62,115
(3.00) * 1-Month LIBOR + 20.22%, 14.01% (A), 07/15/2035	30,190	35,243
(4.50) * 1-Month LIBOR + 24.75%, 15.43% (A), 06/15/2035	80,152	104,363
(2.60) * 1-Month LIBOR + 20.93%, 15.54% (A), 08/15/2031	43,232	56,016
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.47% (A), 01/15/2040	684,665	27,885
(1.00) * 1-Month LIBOR + 6.00%, 3.93% (A), 11/15/2037 - 10/15/2040	967,523	123,979
(1.00) * 1-Month LIBOR + 6.05%, 3.98% (A), 05/15/2038	155,410	16,511
4.00%, 11/15/2029 - 10/15/2037	723,742	36,069
(1.00) * 1-Month LIBOR + 6.10%, 4.03% (A), 05/15/2039	80,978	4,342
(1.00) * 1-Month LIBOR + 6.25%, 4.18% (A), 12/15/2039	206,916	27,927
(1.00) * 1-Month LIBOR + 6.34%, 4.27% (A), 12/15/2039	580,353	68,874
(1.00) * 1-Month LIBOR + 6.40%, 4.33% (A), 01/15/2037	61,602	5,735
(1.00) * 1-Month LIBOR + 6.45%, 4.38% (A), 11/15/2037	26,756	2,862
4.50%, 12/15/2024 - 07/15/2037	117,154	1,301
(1.00) * 1-Month LIBOR + 6.80%, 4.73% (A), 09/15/2039	226,500	21,415
5.00%, 04/15/2032 - 08/15/2040	1,434,791	190,026
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 12/15/2043	5,474,680	4,479,078
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.26% (A), 10/25/2037	424,815	428,452
5.23%, 05/25/2043	875,841	907,409
6.50%, 02/25/2043	289,514	325,744
6.50% (A), 09/25/2043	129,936	144,920
7.00%, 02/25/2043 - 07/25/2043	336,005	386,088
7.50%, 02/25/2042 - 09/25/2043	413,476	470,288

The notes are an integral part of this report. Transamerica Funds	Page 22	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 5.63% (A), 08/15/2036	$ 414,567	$ 69,442
Federal National Mortgage Association
Zero Coupon, 10/09/2019	4,865,000	4,712,468
2.03%, 08/01/2019	108,732	107,928
2.15%, 01/25/2023	2,500,000	2,396,892
1-Month LIBOR + 0.22%, 2.28% (A), 03/25/2045 - 02/25/2046	158,945	158,683
2.37%, 04/01/2023	1,671,481	1,610,944
2.38%, 10/01/2026	1,500,000	1,393,192
2.43%, 08/01/2026	1,947,899	1,829,946
1-Month LIBOR + 0.40%, 2.46% (A), 05/25/2042	254,450	251,626
2.49% (A), 12/25/2026	2,200,000	2,050,456
2.49%, 05/01/2026 - 05/25/2026	3,000,000	2,813,312
2.61%, 06/01/2026	1,012,000	954,159
1-Month LIBOR + 0.55%, 2.61% (A), 08/25/2042	929,854	939,106
2.63%, 03/01/2026	2,982,934	2,848,831
2.64%, 06/01/2026	2,477,000	2,340,586
2.67%, 04/01/2025	1,169,872	1,125,893
2.70%, 07/01/2026	1,276,000	1,210,353
2.80%, 10/01/2025 - 01/01/2028	15,152,496	14,642,844
2.90%, 06/25/2027	2,041,807	1,937,430
2.92%, 01/01/2025	2,510,000	2,453,762
2.93%, 06/01/2030	1,000,000	937,641
2.94% (A), 01/25/2026	3,486,000	3,380,083
2.94%, 12/01/2028	5,000,000	4,706,762
2.98%, 06/01/2027	1,715,000	1,648,123
2.99%, 08/01/2029	3,000,000	2,834,936
3.00%, 06/01/2043	1,343,594	1,306,097
1-Month LIBOR + 0.93%, 3.01% (A), 11/25/2022	946,228	955,423
3.02%, 07/01/2024 - 05/01/2030	13,298,075	12,766,027
3.04%, 06/01/2024 - 07/01/2029	6,912,583	6,624,249
3.04% (A), 03/25/2028	1,138,000	1,092,375
3.06% (A), 05/25/2027	1,700,000	1,638,019
3.08% (A), 06/25/2027	1,771,000	1,712,800
3.08%, 12/01/2024	1,911,354	1,888,235
3.09%, 09/01/2029	3,797,000	3,605,039
3.09% (A), 02/25/2030	815,000	771,859
3.11%, 03/01/2027	1,989,289	1,942,809
3.12%, 01/01/2022	1,948,648	1,946,685
3.15%, 04/01/2031	3,281,163	3,200,766
3.17%, 02/01/2030	992,961	958,659
3.18% (A), 04/25/2029	1,419,000	1,360,749
3.21%, 03/01/2029	5,000,000	4,852,928
12-Month LIBOR + 1.46%, 3.21% (A), 09/01/2037	37,471	38,928
3.24%, 06/01/2026	933,078	923,088
6-Month LIBOR + 1.28%, 3.26% (A), 09/01/2036	36,564	37,476
3.28%, 11/01/2030	2,000,000	1,937,938
6-Month LIBOR + 1.48%, 3.28% (A), 02/01/2037	77,935	80,428
3.29%, 08/01/2026	2,000,000	1,979,309
6-Month LIBOR + 1.52%, 3.30% (A), 02/01/2037	29,465	30,485
12-Month LIBOR + 1.44%, 3.30% (A), 11/01/2037	54,305	56,122
3.32%, 04/01/2029	5,000,000	4,873,828
6-Month LIBOR + 1.32%, 3.33% (A), 07/01/2037	109,567	112,497

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.62%, 3.37% (A), 09/01/2036	$ 143,213	$ 149,784
3.37%, 05/01/2037	952,269	913,881
3.38%, 12/01/2029	802,625	790,793
12-Month LIBOR + 1.66%, 3.41% (A), 10/01/2036	54,686	57,084
3.45%, 04/01/2029	3,867,000	3,833,072
3.50% (A), 07/25/2028 (D)	4,064,000	4,008,319
3.50%, 04/01/2043 - 01/01/2044	2,906,380	2,891,837
3.52%, 10/01/2029	822,380	820,371
12-Month LIBOR + 1.79%, 3.54% (A), 12/01/2036	39,145	41,132
3.57%, 07/01/2028	2,511,000	2,518,088
12-Month LIBOR + 1.82%, 3.57% (A), 09/01/2036	18,430	19,337
1-Year CMT + 2.08%, 3.59% (A), 11/01/2037	109,117	114,339
3.59%, 01/01/2031	958,325	956,114
12-Month LIBOR + 1.88%, 3.63% (A), 11/01/2036	29,312	30,823
12-Month LIBOR + 1.75%, 3.68% (A), 08/01/2036	9,465	9,631
12-Month LIBOR + 1.94%, 3.69% (A), 12/01/2036	78,661	82,430
3.73%, 05/01/2029	865,475	878,290
12-Month LIBOR + 1.68%, 3.74% (A), 07/01/2037	40,817	42,695
3.76%, 12/01/2035	1,927,891	1,950,019
12-Month LIBOR + 1.73%, 3.80% (A), 04/01/2036	48,020	50,341
12-Month LIBOR + 1.71%, 3.80% (A), 04/01/2037	23,486	24,564
3.82%, 07/01/2030	2,502,000	2,536,843
3.89%, 07/01/2021	5,821,348	5,929,911
3.90%, 09/01/2021	888,740	906,242
3.95%, 07/01/2021	6,793,972	6,931,904
3.97%, 12/01/2025	418,163	431,672
12-Month LIBOR + 2.22%, 3.98% (A), 11/01/2036	13,500	14,239
4.00%, 04/01/2020 - 06/01/2047	5,346,576	5,456,245
4.02%, 11/01/2028	649,868	675,273
4.05%, 01/01/2021	6,065,000	6,188,087
12-Month LIBOR + 1.88%, 4.20% (A), 07/01/2037	63,617	66,962
12-Month LIBOR + 1.84%, 4.22% (A), 05/01/2036	96,149	101,269
4.23%, 02/01/2029	4,084,559	4,255,540
4.25%, 04/01/2021	2,500,000	2,567,730
4.26%, 07/01/2021	2,429,367	2,499,440
4.34%, 06/01/2021	7,000,000	7,216,997
12-Month LIBOR + 2.38%, 4.40% (A), 03/01/2036	112,177	120,428
4.45%, 07/01/2026	1,349,714	1,413,025
4.50%, 08/01/2021	3,000,000	3,110,024
6-Month LIBOR + 2.50%, 4.54% (A), 03/01/2036	234,043	250,128
4.55%, 06/25/2043	116,920	120,385
12-Month LIBOR + 1.82%, 4.55% (A), 06/01/2036	90,272	95,214
12-Month LIBOR + 2.37%, 4.56% (A), 08/01/2037	33,577	35,678
5.00%, 04/01/2022 - 08/01/2040	920,307	980,102
5.50%, 11/01/2032 - 07/01/2037	1,545,113	1,663,973
6.00%, 03/01/2019 - 11/01/2037	2,960,937	3,151,819
6.50%, 06/01/2023 - 07/25/2042	1,813,487	1,989,121
7.00%, 12/25/2033 - 02/25/2044	1,299,469	1,456,465
7.50%, 10/01/2037 - 12/25/2045	779,563	874,146
8.00%, 10/01/2031	65,691	72,012

The notes are an integral part of this report. Transamerica Funds	Page 23	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.24%, 2.30% (A), 10/25/2046	$ 148,212	$ 147,914
1-Month LIBOR + 0.25%, 2.34% (A), 06/27/2036	198,435	194,783
1-Month LIBOR + 0.29%, 2.35% (A), 07/25/2036	134,719	134,474
1-Month LIBOR + 0.40%, 2.46% (A), 06/25/2037	34,972	35,164
1-Month LIBOR + 0.55%, 2.61% (A), 08/25/2041	414,949	419,644
1-Month LIBOR + 0.60%, 2.66% (A), 04/25/2040	329,929	332,260
3.00%, 01/25/2046	935,639	920,211
3.50%, 02/25/2043	1,179,773	1,178,551
3.88% (A), 12/25/2039	223,156	238,467
4.50%, 02/25/2039 - 05/25/2041	1,354,977	1,414,298
5.50%, 08/25/2025 - 10/25/2040	7,937,009	8,551,182
5.61%, 01/25/2032 (G)	74,321	76,515
5.75%, 08/25/2034	1,000,000	1,078,153
5.79% (A), 05/25/2051	262,526	282,265
5.94% (A), 12/25/2042	123,513	133,778
5.97% (A), 06/25/2040	178,994	194,729
6.00%, 03/25/2029 - 12/25/2049	2,647,555	2,847,510
6.22% (A), 02/25/2040	222,572	245,080
6.25%, 09/25/2038	34,621	37,347
6.44% (A), 03/25/2040	275,269	307,434
6.50%, 04/18/2028 - 11/25/2041	856,810	939,673
6.75%, 04/25/2037	63,877	69,356
7.00%, 03/25/2038 - 11/25/2041	2,056,317	2,285,021
7.50%, 05/17/2024	98,382	105,666
8.00%, 02/25/2023	384,272	411,637
(2.00) * 1-Month LIBOR + 12.66%, 8.53% (A), 03/25/2040	288,545	311,519
(3.33) * 1-Month LIBOR + 17.67%, 10.79% (A), 04/25/2040	224,388	271,634
(2.50) * 1-Month LIBOR + 16.88%, 11.72% (A), 08/25/2035 - 10/25/2035	80,623	95,007
(2.00) * 1-Month LIBOR + 16.20%, 12.07% (A), 01/25/2034	20,567	22,566
(2.75) * 1-Month LIBOR + 17.88%, 12.20% (A), 09/25/2024	108,770	119,959
(2.75) * 1-Month LIBOR + 19.53%, 13.85% (A), 05/25/2034	130,433	168,407
(2.75) * 1-Month LIBOR + 20.13%, 14.46% (A), 05/25/2035	175,999	205,330
(3.33) * 1-Month LIBOR + 22.67%, 15.79% (A), 04/25/2037	75,976	97,764
(3.67) * 1-Month LIBOR + 24.57%, 17.00% (A), 11/25/2035	84,709	109,278
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.36% (A), 01/25/2038	91,980	3,316
1.40% (A), 04/25/2041	503,945	26,616
(1.00) * 1-Month LIBOR + 4.44%, 2.38% (A), 11/25/2040	1,072,402	54,982
(1.00) * 1-Month LIBOR + 5.00%, 2.94% (A), 07/25/2040	1,113,763	107,640
3.00%, 01/25/2021	312,546	9,196
(1.00) * 1-Month LIBOR + 5.90%, 3.84% (A), 10/25/2039	45,325	4,588
(1.00) * 1-Month LIBOR + 6.00%, 3.94% (A), 02/25/2038 - 06/25/2039	773,498	69,179

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.18%, 4.12% (A), 12/25/2039	$ 15,459	$ 1,572
(1.00) * 1-Month LIBOR + 6.25%, 4.19% (A), 01/25/2040	300,882	37,115
(1.00) * 1-Month LIBOR + 6.35%, 4.29% (A), 12/25/2037	616,736	62,514
(1.00) * 1-Month LIBOR + 6.40%, 4.34% (A), 07/25/2037 - 05/25/2040	752,107	102,650
(1.00) * 1-Month LIBOR + 6.42%, 4.36% (A), 04/25/2040	122,693	14,960
(1.00) * 1-Month LIBOR + 6.45%, 4.39% (A), 10/25/2037 - 12/25/2037	335,123	42,800
(1.00) * 1-Month LIBOR + 6.62%, 4.56% (A), 07/25/2037	157,353	18,057
(1.00) * 1-Month LIBOR + 6.65%, 4.59% (A), 10/25/2026 - 03/25/2039	667,980	70,127
(1.00) * 1-Month LIBOR + 6.70%, 4.64% (A), 03/25/2036	1,238,703	203,983
(1.00) * 1-Month LIBOR + 6.99%, 4.93% (A), 03/25/2038	160,989	25,192
5.00%, 07/25/2039	87,375	19,336
(1.00) * 1-Month LIBOR + 7.10%, 5.04% (A), 02/25/2040	133,829	12,582
5.50%, 10/25/2039	124,423	23,420
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	3,566,258	3,064,021
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	485,990	441,288
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	920,000	876,784
3.68% (A), 01/25/2048 (B)	4,355,000	4,240,043
3.68% (A), 01/25/2048 (B)	1,405,000	1,324,629
3.83% (A), 11/25/2047 (B)	2,000,000	1,897,201
3.84% (A), 07/25/2049 (B)	750,000	740,643
4.07% (A), 11/25/2047 (B)	853,000	838,315
Government National Mortgage Association
1-Month LIBOR + 0.45%, 2.45% (A), 03/20/2060	10,935	10,937
1-Month LIBOR + 0.47%, 2.47% (A), 05/20/2063	1,715,059	1,718,885
1-Month LIBOR + 0.50%, 2.50% (A), 06/20/2067 (D)	2,384,350	2,396,513
1-Month LIBOR + 0.52%, 2.52% (A), 10/20/2062	1,424,661	1,429,478
1-Month LIBOR + 0.53%, 2.53% (A), 10/20/2062	1,270,428	1,269,399
1-Month LIBOR + 0.58%, 2.58% (A), 05/20/2066	1,537,227	1,541,615
1-Month LIBOR + 0.60%, 2.60% (A), 11/20/2065	2,906,096	2,934,500
1-Month LIBOR + 0.65%, 2.65% (A), 05/20/2061 - 01/20/2066	6,207,134	6,269,589
1-Month LIBOR + 0.70%, 2.70% (A), 05/20/2061 - 03/20/2066	5,386,202	5,446,136
1-Month LIBOR + 1.00%, 3.00% (A), 12/20/2066	810,264	830,538
4.50%, 11/20/2034	923,765	973,916
(1.15) * 1-Month LIBOR + 7.67%, 5.28% (A), 03/17/2033	14,651	14,707
5.50%, 01/16/2033 - 09/20/2039	4,088,911	4,411,417
5.75%, 02/20/2036 - 10/20/2037	676,054	716,734
5.81% (A), 10/20/2033	247,767	270,092
6.00%, 11/20/2033 - 08/20/2038	938,502	1,018,827
6.13%, 06/16/2031	1,584,000	1,711,855

The notes are an integral part of this report. Transamerica Funds	Page 24	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
6.50%, 12/20/2031 - 12/15/2035	$ 1,053,682	$ 1,168,229
7.00%, 09/15/2031 - 10/16/2040	980,221	1,079,790
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	13,989	14,691
7.50%, 09/16/2035 - 10/15/2037	175,181	196,204
(1.83) * 1-Month LIBOR + 14.70%, 10.91% (A), 11/17/2032	22,123	23,621
(2.92) * 1-Month LIBOR + 17.50%, 11.42% (A), 02/20/2034	54,831	63,215
(3.50) * 1-Month LIBOR + 23.28%, 15.97% (A), 04/20/2037	147,714	185,796
Government National Mortgage Association, Interest Only STRIPS
1.60% (A), 06/20/2067	4,940,109	499,074
(1.00) * 1-Month LIBOR + 5.83%, 3.74% (A), 02/20/2038	74,886	8,065
(1.00) * 1-Month LIBOR + 5.90%, 3.81% (A), 09/20/2038	479,774	49,116
(1.00) * 1-Month LIBOR + 5.95%, 3.86% (A), 02/20/2039 - 06/20/2039	196,342	18,985
(1.00) * 1-Month LIBOR + 6.00%, 3.91% (A), 02/20/2038	793,566	90,427
(1.00) * 1-Month LIBOR + 6.04%, 3.95% (A), 02/20/2039	64,466	5,434
(1.00) * 1-Month LIBOR + 6.05%, 3.98% (A), 08/16/2039	295,437	29,550
4.00%, 09/16/2037	155,802	978
(1.00) * 1-Month LIBOR + 6.09%, 4.00% (A), 09/20/2039	464,778	45,690
(1.00) * 1-Month LIBOR + 6.10%, 4.01% (A), 11/20/2034	383,708	43,020
(1.00) * 1-Month LIBOR + 6.10%, 4.03% (A), 07/16/2039	311,525	28,468
(1.00) * 1-Month LIBOR + 6.15%, 4.06% (A), 07/20/2038	557,609	77,689
(1.00) * 1-Month LIBOR + 6.20%, 4.11% (A), 03/20/2037 - 06/20/2038	203,926	22,465
(1.00) * 1-Month LIBOR + 6.30%, 4.21% (A), 03/20/2039	18,526	425
(1.00) * 1-Month LIBOR + 6.40%, 4.31% (A), 12/20/2038	106,677	8,099
(1.00) * 1-Month LIBOR + 6.40%, 4.33% (A), 06/16/2039 - 11/16/2039	434,220	39,272
(1.00) * 1-Month LIBOR + 6.55%, 4.46% (A), 11/20/2037	48,368	5,743
(1.00) * 1-Month LIBOR + 6.55%, 4.48% (A), 11/16/2033	84,251	8,948
(1.00) * 1-Month LIBOR + 6.60%, 4.51% (A), 05/20/2041	319,816	44,839
(1.00) * 1-Month LIBOR + 6.68%, 4.59% (A), 07/20/2037	304,594	36,863
(1.00) * 1-Month LIBOR + 6.70%, 4.61% (A), 06/20/2037	576,924	77,363
(1.00) * 1-Month LIBOR + 7.30%, 5.21% (A), 12/20/2038	319,048	42,582
(1.00) * 1-Month LIBOR + 7.60%, 5.51% (A), 09/20/2038	37,063	5,242
(1.00) * 1-Month LIBOR + 7.70%, 5.63% (A), 04/16/2038	29,071	4,297
6.50%, 03/20/2039	42,347	9,386

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	$ 1,226,738	$ 1,042,387
Government Trust Certificate
Series 2001-Z,
Zero Coupon, 04/01/2020	10,890,000	10,404,077
National Credit Union Administration Guaranteed Notes Trust
Series 2010-R3, Class 3A,
2.40%, 12/08/2020	64,012	63,841
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2030	6,755,000	5,877,643
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	170,000	130,214
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	405,133
4.63%, 09/15/2060	451,000	533,168
5.88%, 04/01/2036	2,565,000	3,321,288
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 05/01/2030	3,800,000	2,904,717
Vendee Mortgage Trust
6.75%, 06/15/2028	280,751	306,896
7.25%, 02/15/2023	297,431	319,245

Total U.S. Government Agency Obligations (Cost $393,783,694)		381,206,537

U.S. GOVERNMENT OBLIGATIONS - 24.7%
U.S. Treasury - 24.0%
U.S. Treasury Bond
2.75%, 08/15/2042	48,000	45,343
3.00%, 02/15/2048 (F)	430,000	423,029
3.13%, 02/15/2043 - 05/15/2048	4,209,000	4,242,432
3.38%, 05/15/2044	3,000,000	3,156,328
3.50%, 02/15/2039	2,700,000	2,891,848
3.63%, 08/15/2043 - 02/15/2044	8,590,000	9,405,800
3.75%, 11/15/2043	20,490,000	22,885,569
3.88%, 08/15/2040	5,000,000	5,653,320
4.25%, 05/15/2039	1,100,000	1,304,660
4.38%, 02/15/2038 - 05/15/2041	3,345,000	4,029,523
4.50%, 02/15/2036 - 08/15/2039	3,796,000	4,595,754
5.38%, 02/15/2031	29,000	36,213
U.S. Treasury Bond, Principal Only STRIPS
08/15/2020 - 11/15/2041	112,400,000	84,926,411
02/15/2023 - 02/15/2031 (F)	5,675,000	4,918,310
U.S. Treasury Note
1.13%, 02/28/2021	4,000,000	3,839,375
1.50%, 02/28/2023 - 08/15/2026	5,142,000	4,840,806
1.63%, 11/30/2020 - 02/15/2026	12,088,400	11,535,092
1.75%, 02/28/2022 - 05/15/2023	24,090,000	23,136,176
1.88%, 12/15/2020 - 08/31/2024	10,398,000	10,113,379
2.00%, 10/31/2021 - 11/15/2026	17,915,800	17,409,944
2.13%, 01/31/2021 - 03/31/2024	10,279,000	9,910,772
2.25%, 11/15/2024 - 02/15/2027	4,155,000	3,986,170
2.38%, 08/15/2024	20,000,000	19,415,625
2.50%, 05/31/2020 - 05/15/2024	10,253,000	10,085,539
2.63%, 08/15/2020 - 05/15/2021	2,895,600	2,886,090
2.75%, 05/31/2023 - 02/15/2024	18,126,000	18,014,156
2.88%, 04/30/2025 - 05/15/2028	6,467,500	6,427,683

		290,115,347

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	2,929,150	3,399,179

The notes are an integral part of this report. Transamerica Funds	Page 25	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	$ 4,089,767	$ 4,001,789
1.38%, 01/15/2020	1,411,059	1,419,723

		8,820,691

Total U.S. Government Obligations (Cost $303,452,314)		298,936,038

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (K)	8,478,922	8,478,922

Total Securities Lending Collateral (Cost $8,478,922)		8,478,922

	Principal	Value
REPURCHASE AGREEMENT - 1.5%

Fixed Income Clearing Corp., 1.05% (K), dated 07/31/2018, to be repurchased at $18,409,821 on 08/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2023, and with a value of $18,780,412.

	$ 18,409,284	$ 18,409,284

Total Repurchase Agreement (Cost $18,409,284)		18,409,284

Total Investments (Cost $1,238,145,020)		1,216,609,361
Net Other Assets (Liabilities) - (0.5)%		(5,970,672)

Net Assets - 100.0%		$ 1,210,638,689

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$163,370,127	$—	$163,370,127
Corporate Debt Securities	—	296,833,377	28,557	296,861,934
Foreign Government Obligations	—	8,094,401	—	8,094,401
Mortgage-Backed Securities	—	36,148,008	—	36,148,008
Municipal Government Obligations	—	5,104,110	—	5,104,110
U.S. Government Agency Obligations	—	381,206,537	—	381,206,537
U.S. Government Obligations	—	298,936,038	—	298,936,038
Securities Lending Collateral	8,478,922	—	—	8,478,922
Repurchase Agreement	—	18,409,284	—	18,409,284

Total Investments	$8,478,922	$1,208,101,882	$28,557	$1,216,609,361

The notes are an integral part of this report. Transamerica Funds	Page 26	July 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $224,653,638, representing 18.6% of the Fund’s net assets.
(C)	Illiquid security. At July 31, 2018, the value of such securities amounted to $14,569,318 or 1.2% of the Fund’s net assets.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,305,677. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2018; the maturity dates disclosed are the ultimate maturity dates.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2018, the value of the security is $28,557, representing less than 0.1% of the Fund’s net assets.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rates disclosed reflect the yields at July 31, 2018.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 27	July 31, 2018 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Argentina - 0.5%
MercadoLibre, Inc.	1,170	$ 401,205

Belgium - 0.2%
Anheuser-Busch InBev SA	1,296	131,225

Brazil - 4.4%
Atacadao Distribuicao Comercio e Industria Ltda (A)	216,400	901,739
B3 SA - Brasil Bolsa Balcao (A)	216,660	1,373,282
Itau Unibanco Holding SA, ADR	36,500	437,635
Vale SA, ADR (A)	57,500	842,950

		3,555,606

Chile - 0.2%
Banco de Chile	924,089	144,450

China - 24.3%
Alibaba Group Holding, Ltd., ADR (A)	26,456	4,953,357
BEST, Inc., ADR (A)	18,334	176,556
China International Capital Corp., Ltd., H Shares (B)	190,000	327,275
Ctrip.com International, Ltd., ADR (A)	27,478	1,130,720
Dong-E-E-Jiao Co., Ltd., A Shares	53,297	409,028
Huazhu Group, Ltd., ADR	46,676	1,867,507
Jiangsu Hengrui Medicine Co., Ltd., A Shares	119,574	1,205,987
Kweichow Moutai Co., Ltd., A Shares	9,184	977,245
New Oriental Education & Technology Group, Inc., ADR	7,700	662,508
Ping An Healthcare and Technology Co., Ltd. (A) (B)	6,429	39,193
Sinopharm Group Co., Ltd., Class H	449,000	1,899,185
Tencent Holdings, Ltd.	89,225	4,037,778
Vipshop Holdings, Ltd., ADR (A)	36,530	352,514
Want Want China Holdings, Ltd.	9,200	7,607
Weibo Corp., ADR (A)	762	63,056
Wuxi Biologics Cayman, Inc. (A) (B)	27,000	274,505
Yum China Holdings, Inc.	10,956	395,292
ZTO Express Cayman, Inc., ADR	36,920	732,124

		19,511,437

Colombia - 0.1%
Grupo Aval Acciones y Valores SA, ADR	15,000	117,450

Egypt - 1.4%
Commercial International Bank Egypt SAE	239,905	1,141,126

France - 6.2%
Kering SA	5,107	2,723,173
LVMH Moet Hennessy Louis Vuitton SE	6,410	2,240,040

		4,963,213

Hong Kong - 4.4%
AIA Group, Ltd.	256,800	2,241,138
Hong Kong Exchanges & Clearing, Ltd.	11,578	341,629
Hutchison China MediTech, Ltd., ADR (A)	5,590	177,594
Jardine Strategic Holdings, Ltd.	20,000	797,600

		3,557,961

India - 11.7%
Apollo Hospitals Enterprise, Ltd.	49,010	681,240

	Shares	Value
COMMON STOCKS (continued)
India (continued)
Biocon, Ltd.	57,379	$ 489,158
Cholamandalam Investment and Finance Co., Ltd.	15,361	320,395
Dalmia Bharat, Ltd.	3,210	124,401
Housing Development Finance Corp., Ltd.	93,094	2,699,453
Kotak Mahindra Bank, Ltd.	126,615	2,413,090
Tata Consultancy Services, Ltd.	32,458	921,405
UltraTech Cement, Ltd.	10,515	642,984
Zee Entertainment Enterprises, Ltd.	144,865	1,110,678

		9,402,804

Indonesia - 0.6%
Bank Central Asia Tbk PT	196,700	317,489
Indocement Tunggal Prakarsa Tbk PT	150,000	146,931

		464,420

Italy - 0.9%
Prada SpA	150,000	713,781

Mexico - 5.1%
Fomento Economico Mexicano SAB de CV	140,008	1,375,384
Fomento Economico Mexicano SAB de CV, ADR	6,460	633,984
Grupo Aeroportuario del Sureste SAB de CV, Class B	26,803	478,744
Grupo Financiero Inbursa SAB de CV, Class O	350,000	577,457
Grupo Mexico SAB de CV, Series B	329,489	1,037,203

		4,102,772

Peru - 1.3%
Credicorp, Ltd.	4,650	1,063,781

Philippines - 3.1%
Ayala Corp.	16,500	310,394
Ayala Land, Inc.	691,900	532,231
Jollibee Foods Corp.	95,220	484,124
SM Investments Corp.	40,000	715,563
SM Prime Holdings, Inc.	600,000	426,514

		2,468,826

Republic of Korea - 8.6%
Amorepacific Corp.	3,620	666,720
Kakao Corp.	2,831	284,707
LG Household & Health Care, Ltd.	1,265	1,368,301
NAVER Corp.	2,699	1,727,515
Netmarble Corp. (B)	2,411	311,438
Samsung Biologics Co., Ltd. (A) (B)	2,502	834,261
Samsung Electronics Co., Ltd.	40,773	1,685,738

		6,878,680

Republic of South Africa - 3.8%
FirstRand, Ltd.	303,375	1,595,959
Mediclinic International PLC	112,060	753,072
Shoprite Holdings, Ltd.	39,710	656,470
Steinhoff International Holdings NV (A)	256,944	48,588

		3,054,089

Russian Federation - 7.4%
Lukoil PJSC, ADR	7,131	511,863
Magnit PJSC (C)	6,319	417,533
Novatek PJSC, GDR (D)	20,708	3,294,643
Polyus PJSC, GDR (B) (C) (E)	5,400	187,064
Sberbank of Russia PJSC, ADR (C)	15,840	223,186

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russian Federation (continued)
Sberbank of Russia PJSC	216,418	$ 744,306
Yandex NV, Class A (A)	16,262	584,781

		5,963,376

Switzerland - 3.6%
Glencore PLC (A)	667,151	2,929,112

Taiwan - 6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	624,459	5,017,865

Turkey - 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	50,000	210,333
BIM Birlesik Magazalar AS	14,687	211,113

		421,446

United States - 1.0%
Snap, Inc., Class A (A)	63,305	791,313

Total Common Stocks (Cost $80,409,687)		76,795,938

PREFERRED STOCK - 1.3%
Brazil - 1.3%
Lojas Americanas SA, 0.41% (A)	217,870	1,052,983

Total Preferred Stock (Cost $1,222,297)		1,052,983

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.05% (F), dated 07/31/2018, to be repurchased at $531,352 on 08/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2023, and with a value of $544,436.	$ 531,337	531,337

Total Repurchase Agreement (Cost $531,337)		531,337

Total Investments (Cost $82,163,321)		78,380,258
Net Other Assets (Liabilities) - 2.4%		1,901,301

Net Assets - 100.0%		$ 80,281,559

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Internet Software & Services	15.4%		$ 12,052,399
Banks	9.2		7,179,970
Textiles, Apparel & Luxury Goods	7.2		5,676,994
Semiconductors & Semiconductor Equipment	6.4		5,017,865
Metals & Mining	6.4		4,996,329
Oil, Gas & Consumable Fuels	4.9		3,806,506
Health Care Providers & Services	4.3		3,333,497
Beverages	4.2		3,328,171
Hotels, Restaurants & Leisure	3.5		2,746,923
Thrifts & Mortgage Finance	3.4		2,699,453
Insurance	2.9		2,241,138
Food & Staples Retailing	2.8		2,186,855
Capital Markets	2.6		2,042,186
Personal Products	2.6		2,035,021
Diversified Financial Services	2.4		1,906,353
Pharmaceuticals	2.3		1,792,609
Technology Hardware, Storage & Peripherals	2.2		1,685,738
Industrial Conglomerates	1.9		1,513,163
Internet & Direct Marketing Retail	1.4		1,130,720
Media	1.4		1,110,678
Life Sciences Tools & Services	1.4		1,108,766
Software	1.4		1,102,751
Multiline Retail	1.3		1,052,983
Real Estate Management & Development	1.2		958,745
IT Services	1.2		921,405
Construction Materials	1.2		914,316
Air Freight & Logistics	1.2		908,680
Diversified Consumer Services	0.8		662,508
Biotechnology	0.6		489,158
Transportation Infrastructure	0.6		478,744
Internet & Catalog Retail	0.4		352,514
Consumer Finance	0.4		320,395
Household Durables	0.1		48,588
Health Care Technology	0.1		39,193
Food Products	0.0	(H)	7,607

Investments, at Value	99.3		77,848,921
Short-Term Investments	0.7		531,337

Total Investments	100.0%		$ 78,380,258

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$22,007,635	$54,788,303	$—	$76,795,938
Preferred Stock	1,052,983	—	—	1,052,983
Repurchase Agreement	—	531,337	—	531,337

Total Investments	$23,060,618	$55,319,640	$—	$78,380,258

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (E)	$—	$—	$—	$187,064

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $1,973,736, representing 2.5% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2018, the total value of securities is $827,783, representing 1.0% of the Fund’s net assets.
(D)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the value of the Regulation S security is $3,294,643, representing 4.1% of the Fund’s net assets.
(E)	Transferred from Level 3 to 2 due to utilizing observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(F)	Rate disclosed reflects the yield at July 31, 2018.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 3.9%
Raytheon Co.	23,987	$ 4,750,146
United Technologies Corp.	155,988	21,173,811

		25,923,957

Airlines - 2.2%
Southwest Airlines Co.	254,696	14,813,119

Auto Components - 1.1%
Adient PLC (A)	149,539	7,122,543

Banks - 13.9%
Bank of America Corp.	679,425	20,980,644
JPMorgan Chase & Co.	213,031	24,487,914
US Bancorp	384,218	20,367,396
Wells Fargo & Co.	465,600	26,674,224

		92,510,178

Building Products - 3.1%
Johnson Controls International PLC	548,797	20,585,375

Capital Markets - 3.2%
State Street Corp.	241,081	21,289,863

Chemicals - 6.0%
DowDuPont, Inc.	379,636	26,107,568
Praxair, Inc.	83,607	14,004,172

		40,111,740

Consumer Finance - 4.0%
American Express Co.	263,192	26,192,868

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	430,737	13,770,662
Verizon Communications, Inc.	418,708	21,622,081

		35,392,743

Electric Utilities - 4.0%
Entergy Corp.	161,670	13,140,538
Exelon Corp.	314,413	13,362,552

		26,503,090

Energy Equipment & Services - 3.0%
Schlumberger, Ltd.	295,152	19,928,663

Equity Real Estate Investment Trusts - 2.0%
HCP, Inc.	515,164	13,342,748

Food & Staples Retailing - 3.6%
Walmart, Inc.	265,602	23,699,666

Food Products - 1.2%
Tyson Foods, Inc., Class A	138,900	8,007,585

Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	174,785	8,730,511
CVS Health Corp.	175,819	11,403,620

		20,134,131

Household Durables - 1.0%
Whirlpool Corp.	50,200	6,581,220

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 2.9%
General Electric Co.	1,406,506	$ 19,170,677

Insurance - 3.3%
Loews Corp.	244,922	12,437,139
XL Group, Ltd.	167,918	9,442,029

		21,879,168

Machinery - 3.1%
Stanley Black & Decker, Inc.	135,558	20,261,854

Multiline Retail - 0.7%
Target Corp.	58,889	4,751,165

Oil, Gas & Consumable Fuels - 14.1%
BP PLC, ADR	369,300	16,651,737
Chevron Corp.	122,100	15,417,567
ConocoPhillips	298,000	21,506,660
Occidental Petroleum Corp.	219,829	18,450,248
Phillips 66	172,093	21,225,951

		93,252,163

Pharmaceuticals - 10.5%
Johnson & Johnson	103,561	13,723,904
Merck & Co., Inc.	237,914	15,671,395
Pfizer, Inc.	717,566	28,652,410
Sanofi, ADR	275,144	11,930,244

		69,977,953

Tobacco - 4.9%
Altria Group, Inc.	262,537	15,405,671
Philip Morris International, Inc.	198,453	17,126,494

		32,532,165

Total Common Stocks (Cost $529,697,525)		663,964,634

SECURITIES LENDING COLLATERAL - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	198,754	198,754

Total Securities Lending Collateral (Cost $198,754)		198,754

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.05% (C), dated 07/31/2018, to be repurchased at $582,931 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $595,662.	$ 582,914	582,914

Total Repurchase Agreement (Cost $582,914)		582,914

Total Investments (Cost $530,479,193)		664,746,302
Net Other Assets (Liabilities) - (0.1)%		(857,836)

Net Assets - 100.0%		$ 663,888,466

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$663,964,634	$—	$—	$663,964,634
Securities Lending Collateral	198,754	—	—	198,754
Repurchase Agreement	—	582,914	—	582,914

Total Investments	$664,163,388	$582,914	$—	$664,746,302

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $194,188. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rates disclosed reflect the yields at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Fund - 9.6%
iShares MSCI EAFE ETF	23,863	$ 1,643,683

International Fixed Income Fund - 14.8%
Vanguard Total International Bond ETF (A)	46,580	2,549,789

U.S. Equity Funds - 60.0%
iShares Russell 1000 Growth ETF	28,948	4,270,120
iShares Russell 1000 Value ETF	34,637	4,340,709
iShares Russell 2000 ETF (A)	10,245	1,699,338

		10,310,167

U.S. Fixed Income Fund - 14.7%
iShares Core U.S. Aggregate Bond ETF	23,845	2,529,001

Total Exchange-Traded Funds (Cost $13,610,366)		17,032,640

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	4,018,132	$ 4,018,132

Total Securities Lending Collateral (Cost $4,018,132)		4,018,132

Total Investments Excluding Purchased Options (Cost $17,628,498)		21,050,772
Total Purchased Options - 0.6% (Cost $216,045)		110,652

Total Investments (Cost $17,844,543)		21,161,424
Net Other Assets (Liabilities) - (23.1)%		(3,975,495)

Net Assets - 100.0%		$ 17,185,929

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	2,125.00	06/21/2019	USD	844,887	3	$20,139	$7,620
Put - S&P 500®	USD	2,150.00	06/21/2019	USD	281,629	1	5,803	2,710
Put - S&P 500®	USD	2,225.00	06/21/2019	USD	844,887	3	24,894	9,795
Put - S&P 500®	USD	2,250.00	06/21/2019	USD	844,887	3	22,669	10,230
Put - S&P 500®	USD	2,250.00	12/20/2019	USD	563,258	2	12,496	11,290
Put - S&P 500®	USD	2,275.00	06/21/2019	USD	1,126,516	4	36,812	14,780
Put - S&P 500®	USD	2,300.00	06/21/2019	USD	563,258	2	16,046	7,872
Put - S&P 500®	USD	2,325.00	06/21/2019	USD	844,887	3	30,609	12,540
Put - S&P 500®	USD	2,325.00	12/20/2019	USD	281,629	1	7,753	6,620
Put - S&P 500®	USD	2,350.00	06/21/2019	USD	563,258	2	14,096	8,880
Put - S&P 500®	USD	2,400.00	06/21/2019	USD	281,629	1	7,781	5,015
Put - S&P 500®	USD	2,400.00	12/20/2019	USD	281,629	1	8,123	7,700
Put - S&P 500®	USD	2,450.00	06/21/2019	USD	281,629	1	8,824	5,600

Total							$216,045	$110,652

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$17,032,640	$—	$—	$17,032,640
Securities Lending Collateral	4,018,132	—	—	4,018,132
Exchange-Traded Options Purchased	110,652	—	—	110,652

Total Investments	$21,161,424	$—	$—	$21,161,424

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,931,356. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at July 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 87.2%
International Fixed Income Funds - 22.4%
iShares Emerging Markets High Yield Bond ETF (A)	152,875	$ 7,180,538
VanEck Vectors Emerging Markets High Yield Bond ETF (A)	854,696	19,772,281
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,647,793	28,704,554

		55,657,373

U.S. Equity Fund - 19.5%
Global SuperDividend US ETF (A)	1,902,337	48,471,547

U.S. Fixed Income Funds - 45.3%
iShares 20+ Year Treasury Bond ETF (A)	124,260	14,873,922
iShares MBS ETF (A)	74,106	7,689,980
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	1,756,824	48,382,933
Vanguard Long-Term Bond ETF (A)	466,713	41,406,777

		112,353,612

Total Exchange-Traded Funds (Cost $225,509,906)		216,482,532

INVESTMENT COMPANIES - 12.6%
U.S. Equity Fund - 4.0%
Invesco S&P 500 High Dividend	239,587	9,981,194

U.S. Fixed Income Fund - 1.2%
iShares Core 10+ Year USD Bond ETF	48,804	2,941,198

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 7.4%
Global X MLP ETF (A)	1,900,070	$ 18,506,682

Total Investment Companies (Cost $30,440,750)		31,429,074

SECURITIES LENDING COLLATERAL - 15.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	37,324,296	37,324,296

Total Securities Lending Collateral (Cost $37,324,296)		37,324,296

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.05% (B), dated 07/31/2018, to be repurchased at $1,145,118 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $1,172,109.	$ 1,145,085	1,145,085

Total Repurchase Agreement (Cost $1,145,085)		1,145,085

Total Investments (Cost $294,420,037)		286,380,987
Net Other Assets (Liabilities) - (15.3)%		(38,037,991)

Net Assets - 100.0%		$ 248,342,996

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$216,482,532	$—	$—	$216,482,532
Investment Companies	31,429,074	—	—	31,429,074
Securities Lending Collateral	37,324,296	—	—	37,324,296
Repurchase Agreement	—	1,145,085	—	1,145,085

Total Investments	$285,235,902	$1,145,085	$—	$286,380,987

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,558,283. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.0%
Argentina - 2.4%
Banco Hipotecario SA
9.75%, 11/30/2020 (A)	$ 2,835,000	$ 2,932,949
Pampa Energia SA
7.38%, 07/21/2023 (A)	2,713,000	2,640,617
7.50%, 01/24/2027 (A)	2,835,000	2,657,813
Tecpetrol SA
4.88%, 12/12/2022 (A)	3,820,000	3,571,700
YPF SA
8.50%, 03/23/2021 (A)	3,130,000	3,242,680
8.75%, 04/04/2024 (A)	3,665,000	3,696,885

		18,742,644

Austria - 1.7%
ESAL GmbH
6.25%, 02/05/2023 (A) (B)	3,600,000	3,483,000
JBS Investments GmbH
7.75%, 10/28/2020 (A) (B)	7,077,000	7,254,987
Suzano Austria GmbH
7.00%, 03/16/2047 (A)	2,488,000	2,655,940

		13,393,927

Bermuda - 1.0%
Digicel Group, Ltd.
7.13%, 04/01/2022 (A) (B)	5,743,000	3,653,984
8.25%, 09/30/2020 (A)	5,960,000	4,335,900

		7,989,884

Brazil - 0.9%
Banco do Brasil SA / Cayman
Fixed until 06/18/2024, 9.00% (C), 06/18/2024 (D) (E)	835,000	849,779
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024 (A)	2,700,000	2,814,480
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (F) (G)	1,975,000	1,471,375
5.38%, 09/26/2024 (A) (F) (G)	800,000	592,000
5.75%, 10/24/2023 (A) (F) (G)	2,105,000	1,557,700

		7,285,334

Canada - 1.3%
First Quantum Minerals, Ltd.
6.88%, 03/01/2026 (A) (B)	2,875,000	2,799,531
7.50%, 04/01/2025 (A)	850,000	855,313
Frontera Energy Corp.
9.70%, 06/25/2023 (A)	3,675,000	3,831,187
Vale Canada, Ltd.
7.20%, 09/15/2032	2,220,000	2,428,125

		9,914,156

Cayman Islands - 1.3%
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024 (A)	3,400,000	3,527,738

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (E)	$ 3,011,250	$ 2,947,261
Vale Overseas, Ltd.
6.88%, 11/10/2039 (B)	3,105,000	3,656,137

		10,131,136

Colombia - 0.3%
Empresas Publicas de Medellin ESP
7.63%, 07/29/2019 (A) (B)	2,295,000	2,377,620

Dominican Republic - 0.4%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/2029 (A)	3,255,000	3,401,475

Ecuador - 1.2%
Petroamazonas EP
4.63%, 02/16/2020 - 11/06/2020 (A)	10,040,000	9,598,350

Indonesia - 1.3%
Pelabuhan Indonesia II PT
5.38%, 05/05/2045 (A) (B)	3,765,000	3,543,994
Pertamina Persero PT
6.00%, 05/03/2042 (A) (B)	3,105,000	3,219,671
Perusahaan Listrik Negara PT
5.45%, 05/21/2028 (A)	2,865,000	2,977,457

		9,741,122

Ireland - 2.0%
C&W Senior Financing DAC
6.88%, 09/15/2027 (A) (B)	4,995,000	4,895,100
Credit Bank of Moscow Via CBOM Finance PLC
Fixed until 10/05/2022, 7.50% (C), 10/05/2027 (A)	6,388,000	5,563,539
Russian Railways Via RZD Capital PLC
8.30%, 04/02/2019 (E)	RUB 326,800,000	5,275,984

		15,734,623

Israel - 0.6%
Israel Chemicals, Ltd.
6.38%, 05/31/2038 (E)	$ 4,410,000	4,398,975

Kazakhstan - 0.8%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (A)	6,000,000	6,272,400

Luxembourg - 3.3%
Altice Luxembourg SA
7.63%, 02/15/2025 (A) (B)	5,560,000	5,156,900
Atento Luxco 1 SA
6.13%, 08/10/2022 (A)	3,250,000	3,204,500
CSN Resources SA
6.50%, 07/21/2020 (B) (E)	7,500,000	7,221,075
6.50%, 07/21/2020 (A) (B)	2,610,000	2,512,934
Minerva Luxembourg SA
5.88%, 01/19/2028 (A)	4,115,000	3,621,200
Rumo Luxembourg Sarl
5.88%, 01/18/2025 (A)	4,340,000	4,166,400

		25,883,009

Malaysia - 0.3%
1MDB Energy, Ltd.
5.99%, 05/11/2022 (E)	2,500,000	2,525,205

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 3.8%
Banco Mercantil del Norte SA
Fixed until 01/06/2028, 7.63% (C), 01/10/2028 (A) (D)	$ 4,585,000	$ 4,834,882
BBVA Bancomer SA
6.75%, 09/30/2022 (A)	2,410,000	2,624,972
Cometa Energia SA de CV
6.38%, 04/24/2035 (A)	5,805,000	5,710,669
Grupo Bimbo SAB de CV
Fixed until 04/17/2023, 5.95% (C), 04/17/2023 (A) (B) (D)	4,260,000	4,323,900
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	7,570,000	6,792,258
Petroleos Mexicanos
5.35%, 02/12/2028 (A)	2,251,000	2,103,109
6.35%, 02/12/2048 (A)	2,340,000	2,079,675
8.63%, 02/01/2022	1,450,000	1,618,563

		30,088,028

Netherlands - 2.3%
Braskem Netherlands Finance BV
4.50%, 01/10/2028 (A)	5,730,000	5,464,988
Minejesa Capital BV
4.63%, 08/10/2030 (A)	4,165,000	3,908,011
Petrobras Global Finance BV
5.30%, 01/27/2025 (A)	1,655,000	1,581,932
5.75%, 02/01/2029	7,475,000	6,858,312

		17,813,243

Nigeria - 0.6%
SEPLAT Petroleum Development Co. PLC
9.25%, 04/01/2023 (A)	4,276,000	4,254,620

Northern Mariana Islands - 0.7%
MTN Mauritius Investments, Ltd.
5.37%, 02/13/2022 (A)	700,000	699,237
6.50%, 10/13/2026 (A)	4,960,000	5,063,704

		5,762,941

Panama - 0.3%
ENA Norte Trust
4.95%, 04/25/2028 (A)	2,470,948	2,486,391

Paraguay - 0.4%
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022 (A) (B)	3,055,000	3,132,292

Peru - 0.4%
Hunt Oil Co. of Peru LLC Sucursal del Peru
6.38%, 06/01/2028 (A)	3,275,000	3,414,188

Republic of South Africa - 0.6%
Eskom Holdings SOC, Ltd.
5.75%, 01/26/2021 (A)	4,755,000	4,689,619

Singapore - 0.3%
Medco Platinum Road Pte, Ltd.
6.75%, 01/30/2025 (A)	2,075,000	1,947,429

Turkey - 2.7%
QNB Finansbank AS
4.88%, 05/19/2022 (A)	8,325,000	7,656,619
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 (A)	5,000,000	4,431,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Turkey (continued)
Turkiye Is Bankasi AS
6.13%, 04/25/2024 (A)	$ 6,335,000	$ 5,554,186
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/2023 (A)	4,300,000	3,741,344

		21,383,399

United Arab Emirates - 1.3%
Acwa Power Management And Investments One, Ltd.
5.95%, 12/15/2039 (A)	4,060,000	4,069,338
Oztel Holdings SPC, Ltd.
6.63%, 04/24/2028 (A)	6,150,000	6,096,187

		10,165,525

United Kingdom - 1.6%
MARB BondCo PLC
6.88%, 01/19/2025 (A)	4,455,000	4,299,120
Tullow Oil PLC
7.00%, 03/01/2025 (A)	3,900,000	3,797,625
Vedanta Resources PLC
6.13%, 08/09/2024 (A)	4,455,000	4,143,319

		12,240,064

United States - 0.8%
Braskem America Finance Co.
7.13%, 07/22/2041 (A)	3,350,000	3,877,625
CNOOC Finance 2015 USA LLC
4.38%, 05/02/2028	1,000,000	1,014,935
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	1,820,000	1,616,160

		6,508,720

Venezuela - 0.9%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (E)	7,280,000	1,692,600
6.00%, 11/15/2026 (E) (H)	8,800,000	1,914,000
8.50%, 10/27/2020 (E) (H)	4,098,750	3,660,184

		7,266,784

Virgin Islands, British - 0.5%
GTL Trade Finance, Inc.
7.25%, 04/16/2044 (A)	3,700,000	3,866,537

Total Corporate Debt Securities (Cost $287,403,364)		282,409,640

FOREIGN GOVERNMENT OBLIGATIONS - 58.9%
Angola - 1.6%
Angola Government International Bond
8.25%, 05/09/2028 (A)	5,775,000	5,984,055
9.38%, 05/08/2048 (A)	5,100,000	5,402,655
Republic of Angola Via Northern Lights III BV
7.00%, 08/17/2019 (E)	1,492,188	1,511,341

		12,898,051

Argentina - 6.9%
Argentina Republic Government International Bond
2.26% (I), 12/31/2038	EUR 3,235,000	2,316,994
2.50% (I), 12/31/2038	$ 7,035,000	4,238,587
4.63%, 01/11/2023	8,180,000	7,349,812
6.25%, 04/22/2019	5,300,000	5,331,853
6.88%, 04/22/2021 - 01/11/2048	15,275,000	12,480,400

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Argentina Republic Government International Bond (continued)
7.63%, 04/22/2046	$ 5,305,000	$ 4,498,693
Argentina Republic Government International Bond, Interest Only STRIPS
5.00% Argentina GDP growth over base of 3.00%, 0.00% (C), 12/15/2035 (J)	19,120,000	936,880
Provincia de Buenos Aires
5.75%, 06/15/2019 (E)	3,675,000	3,632,002
6.50%, 02/15/2023 (A)	5,200,000	4,745,052
7.88%, 06/15/2027 (A)	3,375,000	2,986,909
3-Month LIBOR + 3.75%, 38.47% (C), 04/12/2025 (E)	ARS 64,000,000	1,909,612
Republic of Argentina
4.50%, 06/21/2019	$ 3,260,000	3,387,792

		53,814,586

Bahrain - 0.7%
Bahrain Government International Bond
5.88%, 01/26/2021 (A)	5,400,000	5,359,500

Brazil - 1.9%
Brazil Government International Bond
4.88%, 01/22/2021	2,300,000	2,355,200
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2025 - 01/01/2027	BRL 49,790,000	12,630,372

		14,985,572

Chile - 1.4%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2021 - 03/01/2026	CLP 7,320,000,000	10,883,528

Colombia - 3.1%
Colombia Government International Bond
2.63%, 03/15/2023	$ 4,910,000	4,689,050
Colombia TES
Series B,
6.25%, 11/26/2025	COP 16,796,500,000	5,700,670
7.00%, 05/04/2022	21,744,100,000	7,823,227
7.50%, 08/26/2026	17,219,400,000	6,245,016

		24,457,963

Cote d’Ivoire - 0.7%
Ivory Coast Government International Bond
5.75% (I), 12/31/2032 (A)	$ 5,855,250	5,584,737

Croatia - 0.4%
Croatia Government International Bond
6.00%, 01/26/2024 (A) (B)	2,590,000	2,822,323

Dominican Republic - 2.1%
Dominican Republic International Bond
6.00%, 07/19/2028 (A) (B)	8,540,000	8,625,400
6.50%, 02/15/2048 (A)	4,110,000	4,038,075
6.85%, 01/27/2045 (A)	3,435,000	3,497,792

		16,161,267

Ecuador - 0.7%
Ecuador Government International Bond
7.88%, 01/23/2028 (A)	5,785,000	5,293,275

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt - 0.7%
Egypt Government International Bond
5.58%, 02/21/2023 (A)	$ 5,245,000	$ 5,202,358

Gabon - 0.6%
Gabon Government International Bond
6.38%, 12/12/2024 (A)	5,250,000	4,907,395

Ghana - 0.8%
Ghana Government International Bond
10.75%, 10/14/2030 (A)	4,870,000	6,298,420

Hungary - 0.9%
Hungary Government Bond
1.75%, 10/26/2022	HUF 1,939,120,000	6,968,016

Indonesia - 4.4%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	$ 4,150,000	4,034,132
4.35%, 01/08/2027 (A)	3,760,000	3,767,783
4.75%, 01/08/2026 (A)	2,000,000	2,057,066
5.25%, 01/08/2047 (A)	5,655,000	5,920,638
Indonesia Treasury Bond
7.50%, 08/15/2032	IDR 91,856,000,000	6,011,931
8.25%, 05/15/2036	25,935,000,000	1,790,873
8.38%, 03/15/2034	37,454,000,000	2,596,185
8.75%, 05/15/2031	37,000,000,000	2,676,314
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/2028 (A)	$ 5,420,000	5,377,995

		34,232,917

Kazakhstan - 0.5%
KazAgro National Management Holding JSC
4.63%, 05/24/2023 (A)	4,355,000	4,246,125

Lebanon - 0.3%
Lebanon Government International Bond
6.15%, 06/19/2020, MTN (B)	2,650,000	2,553,699

Malaysia - 1.2%
Malaysia Government Bond
3.76%, 03/15/2019	MYR 18,768,000	4,628,609
4.06%, 09/30/2024	18,291,000	4,513,805

		9,142,414

Mexico - 4.0%
Mexico Bonos
Series M,
6.50%, 06/09/2022	MXN 162,480,000	8,338,392
8.00%, 12/07/2023 - 11/07/2047	242,797,200	13,182,787
10.00%, 11/20/2036	68,043,800	4,407,573
Mexico Government International Bond
3.60%, 01/30/2025	$ 3,320,000	3,228,202
4.00%, 10/02/2023	2,500,000	2,509,375

		31,666,329

Mongolia - 0.6%
Mongolia Government International Bond
5.13%, 12/05/2022 (A)	4,855,000	4,697,358

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Nigeria - 0.4%
Nigeria Government International Bond
7.70%, 02/23/2038 (A)	$ 3,035,000	$ 3,002,708

Oman - 1.1%
Oman Government International Bond
4.13%, 01/17/2023 (A)	5,205,000	5,050,786
6.75%, 01/17/2048 (A)	3,530,000	3,362,142

		8,412,928

Peru - 1.4%
Peru Government International Bond
5.70%, 08/12/2024 (A)	PEN 18,154,000	5,821,243
8.20%, 08/12/2026 (A)	14,625,000	5,355,440

		11,176,683

Poland - 1.7%
Republic of Poland Government Bond
2.50%, 07/25/2026	PLN 20,508,000	5,384,143
3.25%, 07/25/2025	27,690,000	7,731,713

		13,115,856

Qatar - 1.4%
Qatar Government International Bond
4.50%, 04/23/2028 (A)	$ 2,335,000	2,381,887
5.10%, 04/23/2048 (A)	6,135,000	6,265,553
5.25%, 01/20/2020 (A)	2,000,000	2,057,500

		10,704,940

Republic of Korea - 0.2%
Export-Import Bank of Korea
6.90%, 01/08/2021 (A)	IDR 30,000,000,000	1,985,159

Republic of South Africa - 4.1%
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR 119,158,469	7,659,444
8.75%, 01/31/2044	124,870,936	8,820,976
8.88%, 02/28/2035	81,073,503	5,931,144
10.50%, 12/21/2026	92,585,646	7,806,234
Republic of South Africa Government International Bond
4.30%, 10/12/2028 (B)	$ 2,330,000	2,119,121

		32,336,919

Russian Federation - 1.0%
Russian Federation Federal Bond - OFZ
7.50%, 02/27/2019	RUB 387,038,000	6,216,274
Russian Federation Foreign Bond - Eurobond
4.38%, 03/21/2029 (A)	$ 1,800,000	1,762,776

		7,979,050

Saudi Arabia - 1.5%
Saudi Government International Bond
5.00%, 04/17/2049 (A)	11,950,000	11,783,895

Sri Lanka - 0.9%
Sri Lanka Government International Bond
5.75%, 04/18/2023 (A)	2,155,000	2,129,562
6.25%, 07/27/2021 (E)	5,060,000	5,161,529

		7,291,091

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 3.6%
Africa Finance Corp.
3.88%, 04/13/2024 (A) (B)	$ 2,715,000	$ 2,595,268
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 (A)	4,000,000	3,869,160
Eastern & Southern African Trade & Development Bank
5.38%, 03/14/2022, MTN (E)	4,675,000	4,715,953
European Bank for Reconstruction & Development
7.38%, 04/15/2019, MTN	IDR 137,440,000,000	9,497,085
10.00%, 11/16/2018, MTN	71,900,000,000	4,992,114
Inter-American Development Bank
7.35%, 09/12/2018, MTN	10,080,000,000	698,470
9.50%, 04/15/2019, MTN	30,990,000,000	2,158,555

		28,526,605

Turkey - 3.0%
Export Credit Bank of Turkey
6.13%, 05/03/2024 (A)	$ 6,205,000	5,581,397
Turkey Government Bond
7.10%, 03/08/2023	TRY 51,609,000	6,632,524
10.50%, 08/11/2027	25,725,000	3,499,289
11.00%, 03/02/2022	23,305,000	3,666,912
Turkey Government International Bond
6.13%, 10/24/2028	$ 4,285,000	3,910,063

		23,290,185

Ukraine - 2.6%
Ukraine Government International Bond
7.75%, 09/01/2019 (A)	6,040,000	6,150,653
7.75%, 09/01/2020 - 09/01/2026 (E)	14,110,000	14,107,593

		20,258,246

United Kingdom - 0.8%
Ukreximbank Via Biz Finance PLC
9.63%, 04/27/2022 (A)	3,700,000	3,803,644
9.75%, 01/22/2025 (E)	2,760,000	2,827,344

		6,630,988

Venezuela - 0.9%
Venezuela Government International Bond
8.25%, 10/13/2024 (H)	6,095,000	1,660,887
9.00%, 05/07/2023 (E) (H)	9,260,000	2,488,162
9.25%, 09/15/2027	10,170,000	2,915,739

		7,064,788

Zambia - 0.8%
Zambia Government International Bond
5.38%, 09/20/2022 (A)	7,140,000	5,976,894

Total Foreign Government Obligations (Cost $482,625,873)		461,712,768

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 0.3%
Colombia - 0.2%
Frontera Energy Corp. (G) (K) (L)	93,356	$ 1,377,001

United States - 0.1%
NII Holdings, Inc. (B) (G)	193,157	1,197,573

Total Common Stocks (Cost $8,649,557)		2,574,574

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.5%
Argentina - 0.5%
Bonos de la Nacion Argentina CON Ajuste por CER
0.32% (M), 02/08/2019	ARS 99,804,000	4,133,775

Total Short-Term Foreign Government Obligation (Cost $5,075,367)		4,133,775

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (M)	50,904,353	$ 50,904,353

Total Securities Lending Collateral (Cost $50,904,353)		50,904,353

Total Investments (Cost $834,658,514)		801,735,110
Net Other Assets (Liabilities) - (2.2)%		(17,214,326)

Net Assets - 100.0%		$ 784,520,784

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	07/31/2018	USD	11,661,897	PLN	43,247,153	$—	$—
BCLY	07/31/2018	MXN	100,418,593	USD	5,275,000	—	—
BCLY	07/31/2018	USD	7,898,417	ZAR	106,598,852	—	—
BOA	07/31/2018	USD	1,860,605	HUF	522,376,034	—	—
BOA	07/31/2018	USD	2,808,209	MXN	53,718,880	—	—
BOA	07/31/2018	USD	1,401,104	TRY	6,797,177	—	—
JPM	07/31/2018	CZK	174,810,240	USD	7,920,000	—	—
JPM	07/31/2018	TRY	15,842,555	USD	3,264,568	—	—
JPM	08/27/2018	USD	3,920,000	RUB	247,077,600	—	(21,581)
SCB	07/25/2018	USD	4,141,419	CLP	2,743,400,000	—	—
SCB	07/31/2018	THB	275,018,850	USD	8,270,000	—	—
SCB	08/02/2018	USD	13,550,000	BRL	53,003,535	—	(568,678)
SCB	08/02/2018	BRL	7,779,329	USD	2,055,305	16,893	—
SCB	08/13/2018	CLP	5,168,154,025	USD	7,925,000	180,872	—
SCB	08/27/2018	USD	8,270,000	RUB	523,904,500	—	(87,746)
SCB	08/27/2018	RUB	28,508,335	USD	455,842	—	(1,054)
TDB	07/31/2018	USD	7,945,667	CZK	174,810,240	—	—
TDB	07/31/2018	USD	5,049,339	HUF	1,396,571,302	—	—
TDB	07/31/2018	USD	5,680,688	JPY	630,528,011	—	—
TDB	07/31/2018	USD	21,505,332	MXN	400,569,074	—	—
TDB	07/31/2018	USD	12,106,198	PLN	44,503,595	—	—
TDB	07/31/2018	USD	5,555,000	TRY	27,188,114	—	—
TDB	07/31/2018	EUR	2,307,194	USD	2,689,450	—	—
TDB	07/31/2018	TRY	103,509,699	USD	21,358,527	—	—
TDB	07/31/2018	MXN	101,232,189	USD	5,353,000	—	—
TDB	07/31/2018	USD	10,976,580	ZAR	145,114,781	—	—
TDB	08/02/2018	BRL	48,880,991	USD	12,935,891	84,656	—
TDB	08/31/2018	USD	2,695,310	EUR	2,307,194	—	(9,021)
TDB	08/31/2018	USD	5,385,000	MXN	100,820,663	4,684	—
TDB	08/31/2018	USD	15,594,000	TRY	76,804,036	225,385	—
TDB	08/31/2018	JPY	630,528,011	USD	5,692,484	—	(41,452)
TDB	08/31/2018	CZK	174,810,240	USD	7,958,328	44,533	—
TDB	08/31/2018	ZAR	145,114,781	USD	10,934,481	39,692	—
TDB	08/31/2018	HUF	1,396,571,302	USD	5,062,517	39,500	—
TDB	08/31/2018	PLN	44,503,595	USD	12,112,854	69,698	—
TDB	08/31/2018	MXN	200,284,537	USD	10,698,675	—	(10,448)

Total						$705,913	$(739,980)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	57.6%	$461,712,768
Oil, Gas & Consumable Fuels	8.8	70,747,046
Wireless Telecommunication Services	4.2	33,900,673
Banks	4.2	33,758,270
Metals & Mining	4.1	32,720,206
Food Products	2.9	22,982,207
Electric Utilities	2.7	21,776,342
Transportation Infrastructure	2.1	16,846,524
Chemicals	1.7	13,741,588
Independent Power & Renewable Electricity Producers	1.1	8,525,149
Road & Rail	0.7	5,275,984
Media	0.6	5,156,900
Professional Services	0.5	4,069,338
Marine	0.4	3,543,994
Commercial Services & Supplies	0.4	3,204,500
Diversified Telecommunication Services	0.4	3,132,292
Energy Equipment & Services	0.4	2,947,261
Paper & Forest Products	0.3	2,655,940

Investments, at Value	93.1	746,696,982
Short-Term Investments	6.9	55,038,128

Total Investments	100.0%	$801,735,110

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$282,409,640	$—	$282,409,640
Foreign Government Obligations	—	461,712,768	—	461,712,768
Common Stocks	1,197,573	1,377,001	—	2,574,574
Short-Term Foreign Government Obligation	—	4,133,775	—	4,133,775
Securities Lending Collateral	50,904,353	—	—	50,904,353

Total Investments	$52,101,926	$749,633,184	$—	$801,735,110

Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$705,913	$—	$705,913

Total Other Financial Instruments	$—	$705,913	$—	$705,913

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$(739,980)	$—	$(739,980)

Total Other Financial Instruments	$—	$(739,980)	$—	$(739,980)

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (L)	$1,377,001	$—	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $414,517,055, representing 52.8% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $49,841,825. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the total value of Regulation S securities is $66,838,599, representing 8.5% of the Fund’s net assets.
(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2018, the total value of such securities is $3,621,075, representing 0.5% of the Fund’s net assets.
(G)	Non-income producing securities.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2018, the total value of such securities is $9,723,233, representing 1.2% of the Fund’s net assets.
(I)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2018; the maturity dates disclosed are the ultimate maturity dates.
(J)	Percentage rounds to less than 0.01% or (0.01)%.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2018, the value of the security is $1,377,001, representing 0.2% of the Fund’s net assets.
(L)	Transferred from Level 1 to 2 due to the unavailability of quoted market prices in active markets on July 31, 2018.
(M)	Rates disclosed reflect the yields at July 31, 2018.
(N)	The Fund recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America, N.A.
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
GDP	Gross Domestic Product
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Brazil - 6.8%
Ambev SA	1,383,300	$ 7,153,665
Banco do Brasil SA (A)	390,400	3,380,492
Banco Santander Brasil SA	1,191,985	11,585,435
Estacio Participacoes SA	788,700	5,453,005
Fleury SA	269,300	1,964,520
Itau Unibanco Holding SA, ADR	404,316	4,847,749
MRV Engenharia e Participacoes SA	666,800	2,346,849
Petroleo Brasileiro SA, ADR (A)	832,000	8,702,720
Suzano Papel e Celulose SA	294,900	3,500,332
Vale SA, ADR (A)	1,342,100	19,675,186

		68,609,953

China - 30.7%
Air China, Ltd., H Shares	7,454,000	6,856,611
Alibaba Group Holding, Ltd., ADR (A)	223,400	41,827,182
Angang Steel Co., Ltd., Class H	3,958,000	4,195,484
Baidu, Inc., ADR (A)	43,300	10,702,894
Bank of China, Ltd., Class H	29,321,000	13,747,050
China Cinda Asset Management Co., Ltd., Class H	5,820,000	1,631,280
China Communications Construction Co., Ltd., Class H	12,120,000	13,387,658
China Conch Venture Holdings, Ltd.	3,980,500	14,985,734
China Construction Bank Corp., Class H	24,409,000	22,110,700
China National Building Material Co., Ltd., H Shares	6,712,000	7,277,202
China Railway Group, Ltd., H Shares	8,921,000	7,740,046
China Shenhua Energy Co., Ltd., Class H	4,082,000	9,205,114
CNOOC, Ltd.	10,435,000	17,442,518
Country Garden Holdings Co., Ltd.	2,104,000	3,259,584
CSPC Pharmaceutical Group, Ltd.	1,964,000	5,129,538
Geely Automobile Holdings, Ltd.	2,615,000	5,963,588
Guangzhou Automobile Group Co., Ltd., Class H	2,844,400	2,667,174
Industrial & Commercial Bank of China, Ltd., Class H	10,028,000	7,422,896
JD.com, Inc., ADR (A)	221,900	7,957,334
KWG Property Holding, Ltd.	3,228,500	3,669,007
Momo, Inc., ADR (A)	108,600	4,454,772
PetroChina Co., Ltd., Class H	18,604,000	14,197,637
PICC Property & Casualty Co., Ltd., Class H	6,812,000	7,680,700
Sinopec Shanghai Petrochemical Co., Ltd., Class H	6,326,000	3,796,059
Sinopharm Group Co., Ltd., Class H	816,400	3,453,218
Sunny Optical Technology Group Co., Ltd.	341,900	5,640,944
Tencent Holdings, Ltd.	1,166,200	52,775,080
Tianneng Power International, Ltd.	2,140,000	2,944,560
YY, Inc., ADR (A)	57,400	5,351,402

		307,472,966

Hong Kong - 1.7%
Brilliance China Automotive Holdings, Ltd.	3,060,000	3,992,126
China Overseas Land & Investment, Ltd.	1,586,000	4,980,845
Haier Electronics Group Co., Ltd. (A)	1,838,000	5,362,458
Nine Dragons Paper Holdings, Ltd.	1,812,000	2,239,303

		16,574,732

	Shares	Value
COMMON STOCKS (continued)
Hungary - 1.1%
MOL Hungarian Oil & Gas PLC	418,182	$ 4,104,102
OTP Bank Nyrt	175,859	6,616,405

		10,720,507

India - 9.7%
Escorts, Ltd. (A)	155,011	2,099,848
HDFC Bank, Ltd., ADR	106,961	11,053,350
Hindalco Industries, Ltd. (A)	1,252,677	3,899,419
ICICI Bank, Ltd., ADR (A)	462,020	4,079,637
Indiabulls Housing Finance, Ltd.	495,380	9,360,298
Infosys, Ltd., ADR	733,400	14,800,012
Mahindra & Mahindra, Ltd.	575,648	7,839,950
Maruti Suzuki India, Ltd.	46,176	6,419,481
Mindtree, Ltd.	474,823	6,466,434
Mphasis, Ltd.	134,215	2,269,980
Tata Consultancy Services, Ltd.	406,103	11,528,295
Tata Motors, Ltd., ADR (A)	212,935	3,875,417
Tata Steel, Ltd.	589,031	4,835,574
Tech Mahindra, Ltd.	888,130	8,805,386

		97,333,081

Indonesia - 0.7%
Adaro Energy Tbk PT	22,796,900	3,011,657
Bank Negara Indonesia Persero Tbk PT	8,021,500	4,116,442

		7,128,099

Malaysia - 3.2%
AirAsia Group Bhd.	2,630,800	2,303,972
CIMB Group Holdings Bhd.	6,693,600	9,616,390
Malayan Banking Bhd.	2,517,600	6,075,684
Malaysia Airports Holdings Bhd.	1,017,200	2,314,662
Petronas Chemicals Group Bhd.	2,779,100	6,105,132
Tenaga Nasional Bhd.	1,387,900	5,353,573

		31,769,413

Mexico - 4.2%
America Movil SAB de CV, Class L, ADR	927,600	15,871,236
Arca Continental SAB de CV	299,600	1,989,430
Fomento Economico Mexicano SAB de CV, ADR	61,100	5,996,354
Gruma SAB de CV, Class B	191,765	2,478,635
Grupo Financiero Banorte SAB de CV, Class O	1,537,300	10,722,807
Grupo Mexico SAB de CV, Series B	1,500,700	4,724,072

		41,782,534

Peru - 1.1%
Cia de Minas Buenaventura SAA, ADR	203,000	2,789,220
Credicorp, Ltd.	35,505	8,122,479

		10,911,699

Poland - 0.8%
KGHM Polska Miedz SA (A)	147,563	3,896,306
Powszechny Zaklad Ubezpieczen SA	327,876	3,767,968

		7,664,274

Republic of Korea - 13.3%
CJ CheilJedang Corp.	7,265	2,195,119
Hana Financial Group, Inc.	265,722	10,665,461
Industrial Bank of Korea	306,490	4,287,819
KB Financial Group, Inc.	292,146	13,998,146
LG Electronics, Inc.	102,953	6,884,087

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Lotte Chemical Corp.	21,741	$ 6,986,894
POSCO, ADR	94,500	6,931,575
Samsung Electro-Mechanics Co., Ltd.	63,950	8,775,153
Samsung Electronics Co., Ltd.	1,082,291	44,746,756
SK Hynix, Inc.	273,662	21,112,082
SK Telecom Co., Ltd.	29,399	6,583,337

		133,166,429

Republic of South Africa - 4.6%
Absa Group, Ltd.	394,964	5,155,904
Naspers, Ltd., N Shares	112,156	27,614,183
Sanlam, Ltd.	684,724	3,969,761
Standard Bank Group, Ltd.	620,737	9,609,815

		46,349,663

Russian Federation - 1.0%
Gazprom PJSC, ADR	2,307,089	10,474,184

Taiwan - 11.7%
Airtac International Group	242,000	2,636,277
Catcher Technology Co., Ltd.	469,000	5,767,900
Chipbond Technology Corp.	2,360,000	5,072,450
CTBC Financial Holding Co., Ltd.	17,299,000	11,725,167
E Ink Holdings, Inc.	3,022,000	3,874,486
Formosa Plastics Corp.	1,634,000	6,004,606
Globalwafers Co., Ltd.	564,000	9,524,662
Grand Pacific Petrochemical	3,419,000	3,194,075
Hiwin Technologies Corp.	1,220,230	11,917,710
MediaTek, Inc.	460,000	3,816,554
Micro-Star International Co., Ltd.	767,000	2,630,659
Taiwan Cement Corp.	3,844,800	4,941,951
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,125,400	46,377,734

		117,484,231

Thailand - 2.9%
Beauty Community PCL	7,824,200	1,834,348
PTT Exploration & Production PCL	2,733,100	11,336,573
PTT Global Chemical PCL	3,086,500	7,584,051
PTT PCL	5,335,800	8,179,315

		28,934,287

Turkey - 1.5%
Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D (A)	3,144,853	2,796,560
Tekfen Holding AS	669,498	2,650,535
Turk Hava Yollari AO (A)	2,269,025	7,960,360
Zorlu Enerji Elektrik Uretim AS (A)	6,247,700	1,940,713

		15,348,168

Total Common Stocks (Cost $947,669,026)		951,724,220

PREFERRED STOCK - 0.8%
Brazil - 0.8%
Itausa - Investimentos Itau SA, 5.68% (B)	2,983,850	8,283,835

Total Preferred Stock (Cost $8,257,235)		8,283,835

INVESTMENT COMPANY - 0.7%
United States - 0.7%
iShares MSCI Emerging Markets ETF (C)	161,900	7,262,834

Total Investment Company (Cost $7,326,399)		7,262,834

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (B)	7,372,926	$ 7,372,926

Total Securities Lending Collateral (Cost $7,372,926)		7,372,926

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 1.05% (B), dated 07/31/2018, to be repurchased at $32,495,861 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $33,146,152.	$ 32,494,913	32,494,913

Total Repurchase Agreement (Cost $32,494,913)		32,494,913

Total Investments (Cost $1,003,120,499)		1,007,138,728
Net Other Assets (Liabilities) - (0.5)%		(4,929,560)

Net Assets - 100.0%		$ 1,002,209,168

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	18.6%	$ 187,223,663
Internet Software & Services	11.4	115,111,330
Oil, Gas & Consumable Fuels	8.6	86,653,820
Semiconductors & Semiconductor Equipment	8.5	85,903,482
Metals & Mining	5.3	53,743,396
Technology Hardware, Storage & Peripherals	5.3	53,145,315
IT Services	4.4	43,870,107
Chemicals	3.4	33,670,817
Machinery	3.1	31,639,569
Automobiles	3.1	30,757,736
Media	2.7	27,614,183
Construction & Engineering	2.4	23,778,239
Wireless Telecommunication Services	2.2	22,454,573
Electronic Equipment, Instruments & Components	1.8	18,290,583
Airlines	1.7	17,120,943
Insurance	1.5	15,418,429
Beverages	1.5	15,139,449
Household Durables	1.5	14,593,394
Construction Materials	1.2	12,219,153
Real Estate Management & Development	1.2	11,909,436
Thrifts & Mortgage Finance	0.9	9,360,298
Internet & Direct Marketing Retail	0.8	7,957,334
International Equity Funds	0.7	7,262,834
Paper & Forest Products	0.6	5,739,635
Diversified Consumer Services	0.5	5,453,005
Health Care Providers & Services	0.5	5,417,738
Electric Utilities	0.5	5,353,573
Pharmaceuticals	0.5	5,129,538
Food Products	0.5	4,673,754
Auto Components	0.3	2,944,560
Transportation Infrastructure	0.2	2,314,662
Independent Power & Renewable Electricity Producers	0.2	1,940,713
Specialty Retail	0.2	1,834,348
Capital Markets	0.2	1,631,280

Investments, at Value	96.0	967,270,889
Short-Term Investments	4.0	39,867,839

Total Investments	100.0%	$ 1,007,138,728

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$289,189,679	$662,534,541	$—	$951,724,220
Preferred Stock	8,283,835	—	—	8,283,835
Investment Company	7,262,834	—	—	7,262,834
Securities Lending Collateral	7,372,926	—	—	7,372,926
Repurchase Agreement	—	32,494,913	—	32,494,913

Total Investments	$312,109,274	$695,029,454	$—	$1,007,138,728

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rates disclosed reflect the yields at July 31, 2018.
(C)	All or a portion of the security is on loan. The value of the security on loan is $7,190,206. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 16.9%
Aerospace & Defense - 0.4%
Bombardier, Inc., Class B (A)	25,500	$ 96,053
Raytheon Co.	2,134	422,596

		518,649

Banks - 2.8%
First Midwest Bancorp, Inc.	28,153	750,841
M&T Bank Corp.	12,892	2,234,828
Regions Financial Corp.	32,000	595,520

		3,581,189

Capital Markets - 0.3%
Morgan Stanley	8,552	432,389

Communications Equipment - 0.3%
Ciena Corp. (A)	16,000	406,400

Consumer Finance - 1.0%
OneMain Holdings, Inc. (A)	16,000	532,000
Santander Consumer USA Holdings, Inc.	28,800	554,112
Synchrony Financial	7,410	214,445

		1,300,557

Diversified Telecommunication Services - 0.5%
AT&T, Inc.	21,271	680,034

Energy Equipment & Services - 0.7%
Transocean, Ltd. (A)	68,307	879,111

Food & Staples Retailing - 1.4%
Walmart, Inc.	19,611	1,749,889

Food Products - 0.3%
Bunge, Ltd.	4,509	311,707

Health Care Providers & Services - 0.7%
Anthem, Inc.	3,673	929,269

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (A)	8,536	104,481

Hotels, Restaurants & Leisure - 1.0%
Caesars Entertainment Corp. (A)	82,726	934,804
Norwegian Cruise Line Holdings, Ltd. (A)	7,116	356,013

		1,290,817

Household Durables - 0.3%
KB Home	7,102	168,672
LGI Homes, Inc. (A) (B)	5,078	262,482

		431,154

Internet Software & Services - 0.1%
Facebook, Inc., Class A (A)	853	147,211

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	8,500	561,340

Machinery - 0.4%
Navistar International Corp. (A)	12,497	538,246

Media - 2.6%
CBS Corp., Class B	15,322	807,010

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Charter Communications, Inc., Class A (A)	2,685	$ 817,797
DISH Network Corp., Class A (A)	25,200	795,312
Viacom, Inc., Class A	8,563	294,567
Walt Disney Co.	5,100	579,156

		3,293,842

Multiline Retail - 0.1%
Don Quijote Holdings Co., Ltd.	2,400	112,042

Oil, Gas & Consumable Fuels - 0.6%
California Resources Corp. (A)	8,500	309,485
Kinder Morgan, Inc.	25,620	455,524

		765,009

Pharmaceuticals - 1.3%
Johnson & Johnson	4,266	565,330
Merck & Co., Inc.	17,085	1,125,389

		1,690,719

Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV (A)	5,974	569,561

Specialty Retail - 1.0%
GameStop Corp., Class A (B)	25,600	368,896
Home Depot, Inc.	3,300	651,816
Lowe’s Cos., Inc.	1,666	165,501
MarineMax, Inc. (A)	6,835	128,156

		1,314,369

Total Common Stocks (Cost $21,976,080)		21,607,985

CONVERTIBLE PREFERRED STOCK - 0.9%
Multi-Utilities - 0.9%
Sempra Energy,
Series B, 6.75% (A)	10,700	1,097,606

Total Convertible Preferred Stock (Cost $1,070,000)		1,097,606

PREFERRED STOCKS - 1.9%
Equity Real Estate Investment Trusts - 0.8%
QTS Realty Trust, Inc.,
Series B, 6.50% (A)	9,523	1,010,295

Machinery - 1.1%
Fortive Corp.,
Series A, 5.00% (A)	1,360	1,434,800

Total Preferred Stocks (Cost $2,312,300)		2,445,095

	Principal	Value
CONVERTIBLE BONDS - 51.8%
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.
2.25%, 06/01/2022	$ 596,000	700,672

Banks - 1.9%
BofA Finance LLC
0.25%, 05/01/2023, MTN	2,528,000	2,426,880

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018 (C)	$ 2,577,000	$ 2,837,215
Clovis Oncology, Inc.
1.25%, 05/01/2025 (C)	1,857,000	1,681,202

		4,518,417

Capital Markets - 1.8%
Poseidon Finance 1, Ltd.
Zero Coupon, 02/01/2025 (D)	2,280,000	2,348,400

Commercial Services & Supplies - 1.7%
Siem Industries, Inc.
2.25%, 06/02/2021 (D)	EUR 1,300,000	2,185,144

Communications Equipment - 1.0%
Palo Alto Networks, Inc.
0.75%, 07/01/2023 (E)	$ 1,282,000	1,258,974

Electronic Equipment, Instruments & Components - 0.9%
Vishay Intertechnology, Inc.
2.25%, 06/15/2025 (E)	1,165,000	1,188,419

Energy Equipment & Services - 2.6%
Tesla Energy Operations, Inc.
1.63%, 11/01/2019	857,000	768,434
Weatherford International, Ltd.
5.88%, 07/01/2021 (C)	2,520,000	2,494,180

		3,262,614

Health Care Equipment & Supplies - 2.9%
Wright Medical Group, Inc.
1.63%, 06/15/2023 (C) (E)	3,810,000	3,750,133

Health Care Technology - 1.1%
Evolent Health, Inc.
2.00%, 12/01/2021	1,286,000	1,425,191

Hotels, Restaurants & Leisure - 1.0%
Huazhu Group, Ltd.
0.38%, 11/01/2022 (C) (E)	1,116,000	1,225,814

Household Durables - 0.7%
KB Home
1.38%, 02/01/2019	835,000	854,550

Insurance - 1.1%
AXA SA
7.25%, 05/15/2021 (E)	1,286,000	1,406,191

Internet & Catalog Retail - 1.3%
Liberty Expedia Holdings, Inc.
1.00%, 06/30/2047 (B) (E)	1,632,000	1,655,501

Internet Software & Services - 10.8%
Etsy, Inc.
Zero Coupon, 03/01/2023 (C) (E)	2,297,000	2,924,132
Twitter, Inc.
0.25%, 06/15/2024 (C) (E)	10,019,000	9,113,092
Zillow Group, Inc.
1.50%, 07/01/2023	1,794,000	1,779,775

		13,816,999

IT Services - 1.5%
Euronet Worldwide, Inc.
1.50%, 10/01/2044	1,435,000	1,856,296

	Principal	Value
CONVERTIBLE BONDS (continued)
Oil, Gas & Consumable Fuels - 4.4%
Chesapeake Energy Corp.
5.50%, 09/15/2026 (C)	$ 3,883,000	$ 3,860,980
PDC Energy, Inc.
1.13%, 09/15/2021	1,631,000	1,707,740

		5,568,720

Pharmaceuticals - 8.0%
Depomed, Inc.
2.50%, 09/01/2021 (C)	2,039,000	1,793,680
Jazz Investments I, Ltd.
1.88%, 08/15/2021 (C)	1,931,000	2,084,383
Teva Pharmaceutical Finance Co. LLC Series C,
0.25%, 02/01/2026 (C)	4,892,000	4,591,235
Theravance Biopharma, Inc.
3.25%, 11/01/2023	1,726,000	1,730,867

		10,200,165

Semiconductors & Semiconductor Equipment - 2.0%
Synaptics, Inc.
0.50%, 06/15/2022	2,589,000	2,554,426

Software - 3.1%
Guidewire Software, Inc.
1.25%, 03/15/2025 (C)	2,394,000	2,379,217
Verint Systems, Inc.
1.50%, 06/01/2021	1,630,000	1,609,177

		3,988,394

Total Convertible Bonds (Cost $66,465,029)		66,191,900

CORPORATE DEBT SECURITIES - 15.3%
Aerospace & Defense - 0.7%
Bombardier, Inc.
8.75%, 12/01/2021 (C) (E)	815,000	899,556

Biotechnology - 2.1%
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/2023 (E)	2,475,000	2,622,079

Communications Equipment - 2.7%
Viavi Solutions, Inc.
1.00%, 03/01/2024	1,253,000	1,246,109
1.75%, 06/01/2023 (E)	2,134,000	2,179,347

		3,425,456

Diversified Financial Services - 1.0%
Haitong International Securities Group, Ltd.
Zero Coupon, 10/25/2021 (D)	HKD 10,000,000	1,215,115

Health Care Providers & Services - 0.1%
Centene Corp.
5.38%, 06/01/2026 (E)	$ 170,000	174,038

Health Care Technology - 1.2%
Teladoc, Inc.
1.38%, 05/15/2025 (E)	1,195,000	1,543,332

Internet Software & Services - 1.5%
Akamai Technologies, Inc.
0.13%, 05/01/2025 (E)	1,877,000	1,884,855

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Machinery - 0.7%
Navistar International Corp.
6.63%, 11/01/2025 (C) (E)	$ 842,000	$ 879,090

Oil, Gas & Consumable Fuels - 0.6%
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (E)	800,000	804,000

Real Estate Management & Development - 0.5%
Redfin Corp.
1.75%, 07/15/2023	599,000	609,311

Software - 2.7%
Nuance Communications, Inc.
1.00%, 12/15/2035 (C)	1,388,000	1,249,393
Zendesk, Inc.
0.25%, 03/15/2023 (C) (E)	2,101,000	2,262,363

		3,511,756

Specialty Retail - 1.5%
PetSmart, Inc.
7.13%, 03/15/2023 (E)	850,000	573,750
Zhongsheng Group Holdings, Ltd.
Zero Coupon, 05/23/2023 (D)	HKD 12,000,000	1,385,518

		1,959,268

Total Corporate Debt Securities (Cost $19,165,068)		19,527,856

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (F)	1,863,396	1,863,396

Total Securities Lending Collateral (Cost $1,863,396)		1,863,396

	Principal	Value
REPURCHASE AGREEMENT - 17.4%
Fixed Income Clearing Corp., 1.05% (F), dated 07/31/2018, to be repurchased at $22,258,830 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $22,707,208.	$ 22,258,181	22,258,181

Total Repurchase Agreement (Cost $22,258,181)		22,258,181

	Principal	Value
Total Investments Excluding Purchased Options (Cost $135,110,054)		$ 134,992,019
Total Purchased Options - 0.4% (Cost $758,123)		430,597

Total Investments (Cost $135,868,177)		135,422,616

	Shares	Value
SECURITIES SOLD SHORT - (24.8)%
COMMON STOCKS - (19.1)%
Automobiles - (0.2)%
Tesla, Inc.	(901)	$ (268,624)

Biotechnology - (1.9)%
BioMarin Pharmaceutical, Inc.	(8,744)	(879,297)
Clovis Oncology, Inc.	(6,073)	(268,062)
Ligand Pharmaceuticals, Inc.	(6,020)	(1,314,347)

		(2,461,706)

Communications Equipment - (1.2)%
Palo Alto Networks, Inc.	(1,453)	(288,072)
Viavi Solutions, Inc.	(126,336)	(1,278,520)

		(1,566,592)

Diversified Financial Services - (0.7)%
AXA Equitable Holdings, Inc.	(25,222)	(554,632)
Voya Financial, Inc.	(5,900)	(298,068)

		(852,700)

Diversified Telecommunication Services - (0.6)%
Inmarsat PLC	(107,433)	(795,004)

Electronic Equipment, Instruments & Components - (0.4)%
Vishay Intertechnology, Inc.	(19,684)	(492,100)

Energy Equipment & Services - (1.0)%
Subsea 7 SA	(88,100)	(1,301,139)

Equity Real Estate Investment Trusts - (1.0)%
QTS Realty Trust, Inc., Class A	(9,047)	(386,759)
SL Green Realty Corp.	(8,500)	(876,435)

		(1,263,194)

Health Care Equipment & Supplies - (1.2)%
Wright Medical Group NV	(62,295)	(1,584,162)

Health Care Technology - (0.8)%
Evolent Health, Inc., Class A	(18,771)	(379,174)
Teladoc, Inc.	(10,795)	(646,081)

		(1,025,255)

Hotels, Restaurants & Leisure - (0.2)%
Huazhu Group, Ltd., ADR	(7,554)	(302,236)

Internet & Direct Marketing Retail - (0.2)%
Expedia Group, Inc.	(1,707)	(228,465)

Internet Software & Services - (4.9)%
Akamai Technologies, Inc.	(8,152)	(613,519)
Etsy, Inc.	(47,717)	(1,949,717)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Internet Software & Services (continued)
Twitter, Inc.	(107,901)	$ (3,438,805)
Zillow Group, Inc., Class C	(3,400)	(189,380)

		(6,191,421)

IT Services - (0.6)%
Euronet Worldwide, Inc.	(8,433)	(775,330)

Machinery - (0.2)%
PACCAR, Inc.	(3,600)	(236,592)

Oil, Gas & Consumable Fuels - (0.4)%
Chesapeake Energy Corp.	(109,427)	(516,495)

Pharmaceuticals - (1.1)%
Depomed, Inc.	(8,988)	(79,633)
Jazz Pharmaceuticals PLC	(3,760)	(650,781)
Theravance Biopharma, Inc.	(30,041)	(719,482)

		(1,449,896)

Semiconductors & Semiconductor Equipment - (0.3)%
Synaptics, Inc.	(8,095)	(405,641)

Software - (2.0)%
Guidewire Software, Inc.	(13,398)	(1,154,908)
Nuance Communications, Inc.	(5,482)	(80,969)
Zendesk, Inc.	(23,286)	(1,268,388)

		(2,504,265)

Specialty Retail - (0.2)%
Zhongsheng Group Holdings, Ltd.	(85,500)	(194,768)

Total Common Stocks (Proceeds $25,407,883)		(24,415,585)

	Principal	Value
CORPORATE DEBT SECURITIES - (5.7)%
France - (3.7)%
Carrefour SA
1.75%, 07/15/2022, MTN (D)	EUR (3,900,000)	(4,763,150)

Netherlands - (1.5)%
Ferrari NV
1.50%, 03/16/2023 (D)	(1,600,000)	(1,884,528)

United States - (0.5)%
Tesla, Inc.
5.30%, 08/15/2025 (E)	$ (750,000)	(663,750)

Total Corporate Debt Securities (Proceeds $7,809,526)		(7,311,428)

Total Securities Sold Short (Proceeds $33,217,409)		(31,727,013)

Net Other Assets (Liabilities) - 18.8%		24,102,342

Net Assets - 100.0%		$ 127,797,945

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Advanced Micro Devices, Inc.	USD	20.00	10/19/2018	USD	311,610	170	$28,620	$17,850
Call - Allscripts Healthcare Solutions, Inc.	USD	14.00	09/21/2018	USD	507,960	415	14,733	8,300
Call - CBS Corp.	USD	60.00	08/17/2018	USD	447,695	85	8,670	595
Call - Charter Communications, Inc.	USD	310.00	09/21/2018	USD	1,309,694	43	69,635	62,780
Call - Comcast Corp.	USD	35.00	08/17/2018	USD	3,041,300	850	62,781	102,000
Call - Ctrip.com International, Ltd.	USD	44.00	08/24/2018	USD	349,775	85	9,853	3,188
Call - Etsy, Inc.	USD	45.00	12/21/2018	USD	347,310	85	35,704	30,600
Call - Gilead Sciences, Inc.	USD	81.00	08/03/2018	USD	3,307,775	425	33,677	2,125
Call - Merck & Co., Inc.	USD	65.00	08/17/2018	USD	230,545	35	3,596	5,180
Call - Morgan Stanley	USD	53.00	08/24/2018	USD	4,297,600	850	42,985	22,100
Call - Nevro Corp. (G)	USD	90.00	08/17/2018	USD	825,733	85	19,610	425
Call - Petroleo Brasileiro SA	USD	12.50	08/17/2018	USD	997,050	850	27,838	16,150
Call - Teladoc, Inc.	USD	70.00	10/19/2018	USD	508,725	85	31,188	21,463
Call - Transocean, Ltd.	USD	14.00	08/17/2018	USD	546,975	425	20,825	5,100
Call - Twitter, Inc.	USD	50.00	09/21/2018	USD	1,784,720	560	92,970	3,360
Put - AT&T, Inc.	USD	29.50	08/03/2018	USD	543,490	170	2,720	170
Put - CBS Corp.	USD	54.00	08/03/2018	USD	895,390	170	17,168	45,390
Put - DISH Network Corp.	USD	26.00	08/17/2018	USD	135,708	43	1,935	860
Put - DISH Network Corp.	USD	28.00	08/03/2018	USD	536,520	170	7,140	3,825
Put - DISH Network Corp.	USD	28.00	08/17/2018	USD	268,260	85	7,868	3,613
Put - GameStop Corp.	USD	14.00	10/19/2018	USD	368,896	256	26,366	29,440
Put - Guidewire Software, Inc.	USD	80.00	08/17/2018	USD	732,700	85	8,564	3,400
Put - iShares MSCI Emerging Markets	USD	41.00	08/17/2018	USD	4,207,868	938	68,717	4,690
Put - iShares MSCI Italy ETF (G)	USD	28.00	08/17/2018	USD	2,538,950	850	66,938	6,375
Put - Norwegian Cruise Line Holdings Ltd.	USD	45.00	08/17/2018	USD	425,255	85	9,839	1,488
Put - Onemain Holdings, Inc.	USD	32.00	08/17/2018	USD	798,000	240	15,840	8,400
Put - Teladoc, Inc.	USD	55.00	08/17/2018	USD	389,025	65	7,215	8,970
Put - Twitter, Inc.	USD	28.00	08/17/2018	USD	701,140	220	6,032	4,840
Put - Twitter, Inc.	USD	30.00	08/10/2018	USD	701,140	220	9,096	7,920

Total							$758,123	$430,597

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - CBS Corp. (G)	USD	65.00	08/17/2018	USD	895,390	170	$(4,420)	$(1,530)
Call - Comcast Corp.	USD	37.50	08/17/2018	USD	3,041,300	850	(23,376)	(11,900)
Call - Gilead Sciences, Inc. (G)	USD	82.00	08/03/2018	USD	3,307,775	425	(22,223)	(2,975)
Call - Nevro Corp. (G)	USD	95.00	08/17/2018	USD	825,733	85	(10,460)	(425)
Call - Petroleo Brasileiro SA	USD	13.50	08/17/2018	USD	997,050	850	(7,225)	(5,100)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN (continued):

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Teladoc, Inc.	USD	85.00	10/19/2018	USD	508,725	85	$(8,356)	$(5,525)
Put - iShares MSCI Italy ETF (G)	USD	25.00	08/17/2018	USD	2,538,950	850	(16,362)	(8,500)

Total							$(92,422)	$(35,955)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(92,422)	$(35,955)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (H)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
FireEye, Inc., 1.63%, 06/01/2035	CITI	Receive	Monthly/Semi-Annually	04/05/2019	USD	3,715,240	3,715,240	$(44,867)	$105,788	$(150,655)
Inmarsat PLC, 3.88%, 09/09/2023	CITI	Receive	Monthly/Semi-Annually	01/10/2019	USD	2,627,431	2,627,431	202,034	(151,927)	353,961

Total								$157,167	$(46,139)	$203,306

Value
OTC Swap Agreements, at value (Assets)	$202,034
OTC Swap Agreements, at value (Liabilities)	$(44,867)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	08/31/2018	USD	97,648	CAD	127,500	$—	$(421)
SSB	08/31/2018	USD	2,240,213	EUR	1,922,000	—	(12,620)
SSB	08/31/2018	USD	2,651,884	HKD	20,800,000	—	(129)
SSB	08/31/2018	USD	117,156	JPY	13,000,000	645	—

Total						$645	$(13,170)

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$21,495,943	$112,042	$—	$21,607,985
Convertible Preferred Stock	1,097,606	—	—	1,097,606
Preferred Stocks	2,445,095	—	—	2,445,095
Convertible Bonds	—	66,191,900	—	66,191,900
Corporate Debt Securities	—	19,527,856	—	19,527,856
Securities Lending Collateral	1,863,396	—	—	1,863,396
Repurchase Agreement	—	22,258,181	—	22,258,181
Exchange-Traded Options Purchased	423,797	6,800	—	430,597

Total Investments	$27,325,837	$108,096,779	$—	$135,422,616

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$202,034	$—	$202,034
Forward Foreign Currency Contracts (J)	—	645	—	645

Total Other Financial Instruments	$—	$202,679	$—	$202,679

LIABILITIES
Securities Sold Short
Common Stocks	$(22,919,678)	$(1,495,907)	$—	$(24,415,585)
Corporate Debt Securities	—	(7,311,428)	—	(7,311,428)

Total Securities Sold Short	$(22,919,678)	$(8,807,335)	$—	$(31,727,013)

Other Financial Instruments
Exchange-Traded Options Written	$(22,525)	$(13,430)	$—	$(35,955)
Over-the-Counter Total Return Swap Agreements	—	(44,867)	—	(44,867)
Forward Foreign Currency Contracts (J)	—	(13,170)	—	(13,170)

Total Other Financial Instruments	$(22,525)	$(71,467)	$—	$(93,992)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,823,132. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $2,890,630.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the total value of Regulation S securities is $486,499, representing 0.4% of the Fund’s net assets.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $35,680,916, representing 27.9% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2018.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2018, the total value of derivatives is $(6,630), representing less than (0.1)% of the Fund’s net assets.
(H)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.8%
Building Products - 0.2%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	$ 1,800,000	$ 1,894,500

Consumer Finance - 0.5%
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	1,250,000	1,260,937
Springleaf Finance Corp.
5.25%, 12/15/2019	2,500,000	2,540,625

		3,801,562

Containers & Packaging - 0.8%
BWAY Holding Co.
5.50%, 04/15/2024 (A)	3,000,000	2,928,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	969,108	970,852
3-Month LIBOR + 3.50%, 5.84% (B), 07/15/2021 (A)	2,000,000	2,024,000

		5,923,602

Equity Real Estate Investment Trusts - 0.2%
iStar, Inc.
5.00%, 07/01/2019	1,291,000	1,292,936

Food & Staples Retailing - 0.2%
Rite Aid Corp.
6.13%, 04/01/2023 (A) (C)	1,250,000	1,256,250

Health Care Providers & Services - 1.5%
Avaya, Inc.
7.00%, 04/01/2019 (C) (D) (E) (F)	1,700,000	0
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (C)	1,000,000	943,750
6.25%, 03/31/2023	2,000,000	1,860,000
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (A)	4,180,000	4,430,800
Tenet Healthcare Corp.
4.63%, 07/15/2024	2,650,000	2,567,188
4.75%, 06/01/2020	2,000,000	2,025,000

		11,826,738

Hotels, Restaurants & Leisure - 0.5%
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	4,000,000	3,850,040

Machinery - 0.7%
RBS Global, Inc. / Rexnord LLC
4.88%, 12/15/2025 (A)	285,000	273,600
Xerium Technologies, Inc.
9.50%, 08/15/2021	5,000,000	5,262,500

		5,536,100

Media - 1.1%
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,000,000	2,065,000
6.75%, 11/15/2021	500,000	521,250
DISH DBS Corp.
6.75%, 06/01/2021	2,000,000	2,010,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
MediaCom Broadband LLC / MediaCom Broadband Corp.
5.50%, 04/15/2021	$ 1,600,000	$ 1,612,000
Univision Communications, Inc.
6.75%, 09/15/2022 (A) (C)	291,000	297,184
WMG Acquisition Corp.
5.00%, 08/01/2023 (A)	1,400,000	1,379,000
5.63%, 04/15/2022 (A)	1,000,000	1,013,750

		8,898,784

Oil, Gas & Consumable Fuels - 0.2%
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,896,000	1,910,220

Paper & Forest Products - 0.3%
Norbord, Inc.
6.25%, 04/15/2023 (A)	2,000,000	2,087,700

Pharmaceuticals - 0.9%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (A)	1,750,000	1,753,150
6.50%, 03/15/2022 (A)	2,000,000	2,085,400
7.00%, 03/15/2024 (A)	3,100,000	3,286,775

		7,125,325

Real Estate Management & Development - 0.6%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.25%, 12/01/2021 (A) (C)	5,000,000	5,012,500

Software - 0.1%
Infor US, Inc.
5.75%, 08/15/2020 (A)	500,000	506,875

Total Corporate Debt Securities (Cost $61,155,355)		60,923,132

LOAN ASSIGNMENTS - 86.2%
Aerospace & Defense - 0.8%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 2.00%, 4.09% (B), 01/15/2025	1,317,556	1,307,912
TransDigm, Inc.
Term Loan E,
1-Month LIBOR + 2.50%, 4.58% (B), 05/30/2025 (G)	2,339,125	2,337,176
Term Loan G,
1-Month LIBOR + 2.50%, 4.58% (B), 08/22/2024	2,475,063	2,474,374

		6,119,462

Airlines - 0.6%
American Airlines, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.00%, 4.09% (B), 10/12/2021	989,796	984,316
Term Loan,
1-Month LIBOR + 2.00%, 4.07% (B), 12/14/2023	990,000	984,519

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines (continued)
American Airlines, Inc. (continued)
Term Loan B,
1-Month LIBOR + 1.75%, 3.83% (B), 06/27/2025	$ 2,000,000	$ 1,969,062
United Airlines, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 3.83% (B), 04/01/2024	641,875	640,672

		4,578,569

Auto Components - 0.9%
Jason, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.83% (B), 06/30/2021	3,949,618	3,831,130
K&N Engineering, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.75%, 7.08% (B), 10/19/2023	1,993,750	1,994,996
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.34% (B), 03/20/2025	1,504,733	1,496,268
Delayed Draw Term Loan,
3-Month LIBOR + 1.00%, 1.24% (B), 03/20/2025	13,279	13,205

		7,335,599

Automobiles - 0.1%
FCA US LLC
Term Loan B,
3-Month LIBOR + 2.00%, 4.07% (B), 12/31/2018	1,000,000	1,000,500

Beverages - 0.2%
Blue Ribbon LLC
Term Loan,
1-Month LIBOR + 4.00%, 6.09% (B), 11/13/2021	1,502,914	1,475,862

Building Products - 0.9%
Anvil International LLC
Term Loan B,
1-Month LIBOR + 4.50%, 6.58% (B), 08/01/2024	2,358,434	2,370,227
Builders FirstSource, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.33% (B), 02/29/2024	1,974,786	1,973,023
Pisces Midco, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 6.09% (B), 04/12/2025	2,500,000	2,501,562

		6,844,812

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets - 1.8%
Blucora, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.33% (B), 05/22/2024	$ 280,125	$ 281,351
CFSP Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 03/21/2025	1,017,389	1,008,487
Crown Finance US, Inc.
Term Loan,
1-Month LIBOR + 2.50%, 4.58% (B), 02/28/2025	1,496,250	1,491,471
Duff & Phelps Corp.
Term Loan B,
3-Month LIBOR + 3.25%, 5.58% (B), 02/13/2025	3,990,000	3,987,151
Guggenheim Partners LLC
Term Loan,
1-Month LIBOR + 2.75%, 4.83% (B), 07/21/2023	1,863,649	1,863,649
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (B), 07/03/2024	3,476,241	3,502,312
RPI Finance Trust
Term Loan B6,
3-Month LIBOR + 2.00%, 4.33% (B), 03/27/2023	483,939	484,695
SIWF Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.32% (B), 06/15/2025 (G)	1,375,000	1,378,438

		13,997,554

Chemicals - 1.9%
DuBois Chemicals, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (B), 03/15/2024	2,323,014	2,305,592
Encapsys LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (B), 11/07/2024	1,805,475	1,808,485
GrafTech Finance, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.59% (B), 02/12/2025	2,000,000	1,995,000
Minerals Technologies, Inc.
Term Loan,
3-Month LIBOR + 4.75%, 4.75% (B), 05/09/2021	2,100,000	2,110,500
Term Loan B,

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Minerals Technologies, Inc. (continued)
1-Month LIBOR + 2.25%, 4.40% (B), 02/14/2024	$ 115,707	$ 116,285
Plaskolite, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.50%, 5.58% (B), 11/03/2022	2,394,000	2,391,008
Trinseo Materials Operating SCA
Term Loan,
1-Month LIBOR + 2.00%, 4.08% (B), 09/06/2024	595,500	595,500
Tronox Blocked Borrower LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 09/22/2024	300,814	302,193
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 09/22/2024	694,186	697,367
VACUUMSCHMELZE GmbH & Co. KG
Term Loan B,
3-Month LIBOR + 4.00%, 6.33% (B), 02/26/2025	1,147,125	1,145,691
Venator Materials Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 08/08/2024	1,240,625	1,245,277

		14,712,898

Commercial Services & Supplies - 4.9%
Advanced Disposal Services, Inc.
Term Loan B3,
1-Week LIBOR + 2.25%, 4.19% (B), 11/10/2023 (G)	2,777,140	2,779,917
Aramark Services, Inc.
Term Loan B2,
3-Month LIBOR + 1.75%, 4.08% (B), 03/28/2024	403,036	403,540
Term Loan B3,
3-Month LIBOR + 1.75%, 4.08% (B), 03/11/2025	498,750	499,373
Asurion LLC
Term Loan B4,
1-Month LIBOR + 3.00%, 5.08% (B), 08/04/2022	1,169,636	1,169,051
Term Loan B6,
1-Month LIBOR + 3.00%, 5.08% (B), 11/03/2023 (G)	2,417,041	2,413,156
Term Loan B7,
1-Month LIBOR + 3.00%, 5.08% (B), 11/03/2023	1,000,000	998,036

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
EWT Holdings III Corp.
Repriced Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 12/20/2024	$ 3,292,862	$ 3,305,210
Garda World Security Corp.
Term Loan,
3-Month LIBOR + 2.50%, 5.80% (B), 05/24/2024	3,140,526	3,154,658
GFL Environmental, Inc.
Delayed Draw Term Loan,
3-Month LIBOR + 2.75%, 2.75% (B), 05/30/2025 (G)	110,497	110,152
Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (B), 05/30/2025 (G)	3,113,260	3,103,531
Gopher Resource LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (B), 03/06/2025	997,500	999,994
Multi Color Corp.
Term Loan B,
1-Month LIBOR + 2.25%, 4.33% (B), 10/31/2024	1,417,875	1,417,875
Prime Security Services Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.83% (B), 05/02/2022	3,950,100	3,953,390
Spectrum Holdings III Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (B), 01/31/2025	1,361,588	1,358,184
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.59% (B), 11/14/2022	4,432,536	4,438,870
Technimark LLC
Term Loan,
3-Month LIBOR + 3.50%, 5.83% (B), 04/25/2021	598,037	596,542
TruGreen, LP
Term Loan,
1-Month LIBOR + 4.00%, 6.08% (B), 04/13/2023	3,446,469	3,459,393
U.S. Security Associates Holdings, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 5.83% (B), 07/14/2023	988,880	988,880
Wrangler Buyer Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (B), 09/27/2024	2,987,494	2,989,361

		38,139,113

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 1.0%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.32% (B), 12/15/2024	$ 4,477,500	$ 4,495,092
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 6.58% (B), 11/01/2024 (G)	3,238,371	3,241,069

		7,736,161

Construction & Engineering - 1.4%
Granite Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 5.84% (B), 12/19/2021	3,301,814	3,325,891
Term Loan C,
3-Month LIBOR + 3.50%, 5.83% (B), 12/19/2021	120,590	121,469
McDermott Technology Americas, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.00%, 7.08% (B), 05/12/2025	2,493,750	2,508,089
Pike Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (B), 03/23/2025	937,968	944,299
PSC Industrial Holdings Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.83% (B), 10/03/2024	2,989,987	2,995,594
Robertshaw US Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.63% (B), 02/28/2025	1,346,625	1,339,892

		11,235,234

Construction Materials - 0.4%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 10/25/2023	3,699,233	3,448,129

Consumer Finance - 0.4%
Altice US Finance I Corp.
Term Loan B,
1-Month LIBOR + 2.25%, 4.33% (B), 07/28/2025	2,979,950	2,970,637

Containers & Packaging - 5.2%
Anchor Glass Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.82% (B), 12/07/2023	2,955,150	2,681,799
2nd Lien Term Loan,

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Anchor Glass Container Corp. (continued)
1-Month LIBOR + 7.75%, 9.82% (B), 12/07/2024	$ 3,335,000	$ 2,167,750
Ball Metalpack LLC
1st Lien Term Loan B,
TBD, 07/24/2025 (G) (H)	710,000	713,110
2nd Lien Term Loan B,
TBD, 07/24/2026 (G) (H)	1,000,000	1,005,000
Berry Global, Inc.
Term Loan Q,
1-Week LIBOR + 2.00%, 4.08% (B), 10/01/2022	1,062,170	1,063,646
Term Loan R,
1-Month LIBOR + 2.00%, 4.09% (B), 01/19/2024	1,276,944	1,276,944
Term Loan T,
1-Month LIBOR + 1.75%, 3.92% (B), 01/06/2021	250,000	250,208
BWAY Holding Co.
Term Loan B,
3-Month LIBOR + 3.25%, 5.58% (B), 04/03/2024	1,243,719	1,239,832
Consolidated Container Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.83% (B), 05/22/2024	1,488,769	1,490,009
Expera Specialty Solutions LLC
Term Loan B,
1-Week LIBOR + 4.25%, 6.20% (B), 11/03/2023	2,937,810	2,935,974
Flex Acquisition Co., Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.34% (B), 12/29/2023	4,022,317	4,012,261
Term Loan,
3-Month LIBOR + 3.25%, 5.75% (B), 06/29/2025	1,000,000	1,000,000
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.34% (B), 06/30/2023	3,441,633	3,441,633
Plastipak Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.59% (B), 10/14/2024	2,582,987	2,574,593
Printpack Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 5.13% (B), 07/26/2023	3,739,965	3,749,315
Proampac PG Borrower LLC
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.63% (B), 11/18/2023	1,650,986	1,652,361
2nd Lien Term Loan,

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Proampac PG Borrower LLC (continued)
1-Month LIBOR + 8.50%, 10.58% (B), 11/18/2024	$ 1,000,000	$ 1,011,250
Reynolds Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 4.83% (B), 02/05/2023	4,239,705	4,252,292
TricorBraun Holdings, Inc.
1st Lien Delayed Draw Term Loan,
3-Month LIBOR + 3.75%, 6.08% (B), 11/30/2023	78,949	79,008
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.08% (B), 11/30/2023	783,523	784,110
Trident TPI Holdings, Inc.
Term Loan B1,
1-Month LIBOR + 3.25%, 5.33% (B), 10/17/2024	3,236,244	3,222,085

		40,603,180

Distributors - 0.5%
Autoparts Holdings, Ltd.
1st Lien Term Loan,
1-Month LIBOR + 6.75%, 8.83% (B), 12/19/2021	3,172,238	3,188,100
PFS Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.60% (B), 01/31/2021	1,171,855	662,098

		3,850,198

Diversified Consumer Services - 1.5%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.34% (B), 05/01/2025	2,975,000	2,980,578
2nd Lien Term Loan,
1-Month LIBOR + 7.50%, 9.59% (B), 05/01/2026	500,000	503,750
ServiceMaster Co.
Term Loan B,
TBD, 11/08/2023 (G) (H)	1,350,000	1,350,000
USS Ultimate Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.83% (B), 08/25/2024	2,389,853	2,404,790
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
2-Month LIBOR + 2.75%, 4.93% (B), 05/18/2025	4,909,674	4,888,194

		12,127,312

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services - 0.9%
Compass Group Diversified Holdings LLC
Term Loan B,
TBD, 04/06/2025 (G) (H)	$ 1,000,000	$ 1,001,042
NAB Holdings LLC
Repriced Term Loan,
3-Month LIBOR + 3.00%, 5.33% (B), 07/01/2024	1,985,025	1,985,025
NBG Acquisition, Inc.
Term Loan,
6-Month LIBOR + 5.50%, 8.00% (B), 04/26/2024	1,818,398	1,818,398
Russell Investments US Institutional Holdco, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (B), 06/01/2023	2,265,739	2,269,705
WG Partners Acquisition LLC
Term Loan B,
3-Month LIBOR + 3.50%, 5.83% (B), 11/15/2023	374,040	374,040

		7,448,210

Diversified Telecommunication Services - 2.6%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (B), 01/31/2025	2,985,000	2,938,359
Frontier Communications Corp.
Delayed Draw Term Loan A,
1-Month LIBOR + 2.75%, 4.83% (B), 03/31/2021	2,281,552	2,242,576
Global Tel*Link Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.33% (B), 05/23/2020	3,886,977	3,905,199
Hargray Communications Group, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 05/16/2024	2,970,000	2,977,425
Intelsat Jackson Holdings SA
Term Loan B5,
6-Month LIBOR + 6.63%, 6.63% (B), 01/02/2024	2,610,000	2,715,053
TDC A/S
Term Loan,
TBD, 05/31/2025 (G) (H)	500,000	502,917

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC
Term Loan K,
1-Month LIBOR + 2.50%, 4.57% (B), 01/15/2026	$ 3,000,000	$ 2,994,375
Windstream Services LLC
Repriced Term Loan B6,
1-Month LIBOR + 4.00%, 6.08% (B), 03/29/2021	1,874,254	1,766,484

		20,042,388

Electrical Equipment - 2.0%
Atkore International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.09% (B), 12/22/2023	3,318,953	3,324,138
Electrical Components International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.59% (B), 06/22/2025	1,750,000	1,750,000
Global Appliance, Inc.
Term Loan A,
1-Month LIBOR + 3.25%, 5.33% (B), 09/29/2022 (E)	494,975	494,975
Term Loan B,
1-Month LIBOR + 4.00%, 6.08% (B), 09/29/2024	2,977,500	2,992,387
Power Products LLC
Term Loan B,
3-Month LIBOR + 4.00%, 6.35% (B), 12/20/2022	2,377,455	2,377,455
Trojan Battery Co. LLC
Term Loan,
3-Month LIBOR + 4.75%, 7.08% (B), 06/11/2021	2,948,060	2,948,060
VC GB Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 02/28/2024	1,679,421	1,677,322

		15,564,337

Electronic Equipment, Instruments & Components - 1.6%
Badger Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (B), 09/28/2024	2,467,355	2,459,645
Electro Rent Corp.
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 7.33% (B), 01/31/2024	2,861,475	2,879,359
Radio Systems Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (B), 05/02/2024	3,970,000	3,965,037

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components (continued)
Verra Mobility Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.82% (B), 02/28/2025	$ 2,493,750	$ 2,499,984
Zebra Technologies Corp.
Term Loan B,
3-Month LIBOR + 1.75%, 4.06% (B), 11/15/2021	390,274	391,041

		12,195,066

Energy Equipment & Services - 0.5%
Weatherford International, Ltd.
Term Loan,
1-Month LIBOR + 2.08%, 3.51% (B), 07/13/2020	3,626,403	3,581,073

Equity Real Estate Investment Trusts - 0.9%
Communications Sales & Leasing, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 10/24/2022	970,256	928,110
Iron Mountain, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 3.83% (B), 01/02/2026	997,500	983,784
iStar, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.84% (B), 06/28/2023 (G)	2,596,794	2,596,794
MGM Growth Properties Operating Partnership, LP
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (B), 04/25/2023 (G)	1,993,687	1,991,610
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (B), 12/20/2024	715,909	716,307

		7,216,605

Food & Staples Retailing - 2.3%
Albertsons LLC
Term Loan B4,
1-Month LIBOR + 2.75%, 4.83% (B), 08/25/2021 (G)	1,245,477	1,238,861
Term Loan B6,
3-Month LIBOR + 3.00%, 5.32% (B), 06/22/2023	2,701,892	2,683,503
BJ’s Wholesale Club, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.60% (B), 02/03/2024	2,412,736	2,417,761

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing (continued)
Chef’s Warehouse Leasing Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.08% (B), 06/22/2022	$ 2,079,114	$ 2,086,044
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.58% (B), 07/29/2023	3,978,744	3,640,551
Hostess Brands LLC
Repriced Term Loan,
1-Month LIBOR + 2.25%, 4.33% (B), 08/03/2022 (G)	4,238,750	4,237,868
Supervalu, Inc.
Delayed Draw Term Loan,
1-Month LIBOR + 3.50%, 5.58% (B), 06/08/2024	730,562	731,019
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (B), 06/08/2024	1,217,604	1,218,365

		18,253,972

Food Products - 2.3%
CSM Bakery Solutions LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.34% (B), 07/03/2020	3,596,312	3,492,918
Del Monte Foods, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.25%, 5.58% (B), 02/18/2021	1,967,347	1,718,149
Dole Food Co., Inc.
Term Loan B,
3-Month LIBOR + 1.75%, 4.84% (B), 04/06/2024 (G)	3,518,750	3,514,352
Nomad Foods Europe Midco, Ltd.
Term Loan B4,
1-Month LIBOR + 2.25%, 4.32% (B), 05/15/2024	990,000	986,287
Term Loan B7,
1-Month LIBOR + 2.25%, 4.32% (B), 05/15/2024	750,000	747,188
Post Holdings, Inc.
Series A, Term Loan,
1-Month LIBOR + 2.00%, 4.07% (B), 05/24/2024 (G)	4,459,975	4,458,365
Shearer’s Foods, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.33% (B), 06/30/2021	3,130,063	3,070,069

		17,987,328

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies - 3.6%
Carestream Dental Equiment, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.58% (B), 09/01/2024	$ 3,583,087	$ 3,569,650
CPI Holdco LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (B), 03/21/2024	2,913,136	2,913,136
DentalCorp Perfect Smile ULC
1st Lien Delayed Draw Term Loan,
1-Month LIBOR + 3.75%, 0.80% (B), 06/06/2025	22,720	22,819
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.83% (B), 06/06/2025	1,600,000	1,607,000
DJO Finance LLC
Term Loan,
3-Month LIBOR + 3.25%, 5.46% (B), 06/08/2020	4,156,069	4,147,412
Mallinckrodt International Finance SA
Term Loan B,
3-Month LIBOR + 2.75%, 5.20% (B), 09/24/2024	1,658,338	1,631,620
6-Month LIBOR + 3.00%, 5.52% (B), 02/24/2025	997,500	988,024
Onex Carestream Finance, LP
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.08% (B), 06/07/2019	4,305,439	4,300,828
2nd Lien Term Loan,
1-Month LIBOR + 8.50%, 10.58% (B), 12/07/2019	1,000,000	997,188
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (B), 06/30/2025	4,129,210	4,124,953
YI LLC
1st Lien Delayed Draw Term Loan,
3-Month LIBOR + 1.00%, 3.57% (B), 11/07/2024	397,222	397,222
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.33% (B), 11/07/2024	3,283,500	3,283,500

		27,983,352

Health Care Providers & Services - 4.0%
AHP Health Partners, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 6.57% (B), 06/30/2025	2,700,000	2,716,875

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Community Health Systems, Inc.
Term Loan H,
3-Month LIBOR + 3.25%, 5.56% (B), 01/27/2021	$ 1,420,496	$ 1,396,399
DuPage Medical Group, Ltd.
Term Loan,
3-Month LIBOR + 2.75%, 4.81% (B), 08/15/2024	2,995,710	2,950,774
Envision Healthcare Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 12/01/2023	564,602	563,720
Explorer Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 6.08% (B), 05/02/2023	1,385,859	1,389,323
Gentiva Health Services, Inc.
1st Lien Delayed Draw Term Loan,
TBD, 07/02/2025 (G) (H)	673,077	676,442
1st Lien Term Loan,
TBD, 07/02/2025 (G) (H)	1,076,923	1,082,308
HCA, Inc.
Term Loan B10,
1-Month LIBOR + 2.00%, 4.08% (B), 03/13/2025	377,184	379,156
Term Loan B11,
1-Month LIBOR + 1.75%, 3.83% (B), 03/18/2023	620,316	622,642
Heartland Dental LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.83% (B), 04/30/2025	2,608,696	2,585,870
PharMerica Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (B), 12/06/2024	2,249,363	2,255,688
Quorum Health Corp.
Term Loan B,
1-Month LIBOR + 6.75%, 8.83% (B), 04/29/2022	2,948,234	2,982,014
RadNet, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 6.11% (B), 06/30/2023	1,830,775	1,838,785
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 06/27/2025	2,000,000	2,010,000
Surgery Center Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (B), 09/02/2024	3,473,750	3,472,301

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.83% (B), 02/06/2024	$ 1,876,250	$ 1,822,308
Valitas Health Services, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 3.25%, 4.13% (B), 04/14/2022 (E)	263,790	105,516
WP CityMD Bidco LLC
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.83% (B), 06/07/2024	2,493,719	2,489,043

		31,339,164

Health Care Technology - 0.4%
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (B), 03/01/2024	2,972,475	2,966,901

Hotels, Restaurants & Leisure - 4.9%
1011778 B.C. Unlimited Liability Co.
Term Loan B3,
1-Month LIBOR + 2.25%, 4.33% (B), 02/16/2024	1,076,934	1,076,037
Affinity Gaming LLC
Term Loan,
1-Month LIBOR + 3.25%, 5.33% (B), 07/01/2023	3,858,917	3,816,708
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.50%, 4.45% (B), 09/15/2023	1,369,862	1,376,369
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (B), 12/22/2024	2,985,000	2,994,063
ClubCorp Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (B), 09/18/2024	2,458,536	2,452,901
Eldorado Resorts LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.40% (B), 04/17/2024	1,913,500	1,912,304
Hilton Worldwide Finance LLC
Term Loan B2,
3-Month LIBOR + 1.75%, 3.81% (B), 10/25/2023	922,280	924,747
IRB Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.35% (B), 02/05/2025	1,995,000	2,008,466

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
Term Loan A,
1-Month LIBOR + 2.25%, 4.33% (B), 04/25/2021	$ 462,500	$ 461,922
Mohegan Tribal Gaming Authority
Term Loan A,
1-Month LIBOR + 3.75%, 5.83% (B), 10/13/2021	2,334,558	2,249,347
NEP/NCP Holdco, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 5.33% (B), 07/21/2022	4,967,601	4,946,901
NPC International, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (B), 04/19/2024	2,493,014	2,510,153
Penn National Gaming, Inc.
Term Loan A,
1-Month LIBOR + 1.75%, 3.83% (B), 01/13/2022	2,343,750	2,341,798
Planet Fitness Holdings LLC
Term Loan,
3-Month LIBOR + 1.75%, 6.43% (B), 03/31/2021	736,875	735,954
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 4.90% (B), 08/14/2024 (G)	2,233,764	2,234,043
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
1-Month LIBOR + 3.00%, 5.08% (B), 03/31/2024	3,045,041	3,031,990
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (B), 06/08/2023	3,521,676	3,526,272

		38,599,975

Household Durables - 3.0%
American Bath Group LLC
Term Loan B,
3-Month LIBOR + 4.25%, 6.58% (B), 09/30/2023	3,638,344	3,653,505
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 3.00%, 6.35% (B), 05/03/2019	1,830,247	1,734,159
Hoffmaster Group, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.08% (B), 11/21/2023	3,459,968	3,466,456
2nd Lien Term Loan,

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables (continued)
Hoffmaster Group, Inc. (continued)
1-Month LIBOR + 9.50%, 11.58% (B), 11/21/2024	$ 900,000	$ 906,750
Janus International Group LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 02/12/2025	998,125	983,153
Libbey Glass, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.10% (B), 04/09/2021	3,274,367	3,233,437
Lifetime Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (B), 02/28/2025	3,740,625	3,735,949
LTI Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.83% (B), 05/16/2024	3,217,500	3,215,489
WKI Holding Co., Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 6.36% (B), 05/01/2024	2,970,000	2,895,750

		23,824,648

Household Products - 1.3%
Diamond BV
Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 09/06/2024	577,100	566,760
KIK Custom Products, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 6.08% (B), 05/15/2023	4,633,088	4,584,825
Spectrum Brands, Inc.
Term Loan B,
3-Month LIBOR + 2.00%, 4.35% (B), 06/23/2022	5,328,037	5,329,699

		10,481,284

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Construction Finance Co., LP
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (B), 01/15/2025	1,991,247	1,991,247
Calpine Corp.
Term Loan B5,
3-Month LIBOR + 2.50%, 4.84% (B), 01/15/2024	776,000	776,039
Term Loan B6,
3-Month LIBOR + 2.50%, 4.84% (B), 01/15/2023	3,824,952	3,828,368
Term Loan B7,

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Independent Power & Renewable Electricity Producers (continued)
Calpine Corp. (continued)
3-Month LIBOR + 2.50%, 4.84% (B), 05/31/2023	$ 527,785	$ 527,565
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 6.33% (B), 12/09/2021	451,747	405,443
Vistra Energy Corp.
1st Lien Term Loan B3,
1-Month LIBOR + 2.00%, 4.07% (B), 12/31/2025	3,500,000	3,491,736

		11,020,398

Internet & Direct Marketing Retail - 0.2%
Shutterfly, Inc.
Delayed Draw Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (B), 08/17/2024 (G)	815,667	812,609
Term Loan B2,
1-Month LIBOR + 2.75%, 4.83% (B), 08/17/2024	1,086,579	1,090,382

		1,902,991

Internet Software & Services - 0.8%
Ancestry.com Operations, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (B), 10/19/2023	635,375	634,581
Go Daddy Operating Co. LLC
Repriced Term Loan,
1-Month LIBOR + 2.25%, 4.33% (B), 02/15/2024	2,992,435	2,997,109
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.36% (B), 11/03/2023	2,738,073	2,723,356

		6,355,046

IT Services - 3.1%
Allied Universal Holdco LLC
Term Loan,
1-Month LIBOR + 3.75%, 5.83% (B), 07/28/2022	2,568,216	2,527,766
ConvergeOne Holdings Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.83% (B), 04/04/2025	1,000,000	999,583
First Data Corp.
Term Loan,
1-Month LIBOR + 2.00%, 4.07%, 07/08/2022 - 04/26/2024 (B)	6,006,811	6,005,449
Flexential Intermediate Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.83% (B), 08/01/2024	893,250	883,573

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
MoneyGram International, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.58% (B), 03/27/2020	$ 2,006,458	$ 1,928,707
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 05/01/2024	4,950,000	4,954,950
Vantiv LLC
1st Lien Term Loan B4,
1-Month LIBOR + 1.75%, 3.82% (B), 08/09/2024	748,125	746,839
Vestcom Parent Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.08% (B), 12/19/2023	1,441,228	1,437,625
Xerox Business Services LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (B), 12/07/2023	4,737,975	4,742,419

		24,226,911

Leisure Products - 0.7%
Bombardier Recreational Products, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (B), 05/23/2025	1,000,000	996,250
Recess Holdings, Inc.
1st Lien Term Loan,
6-Month LIBOR + 3.75%, 6.20% (B), 09/29/2024	2,623,036	2,629,593
Zodiac Pool Solutions LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.33% (B), 03/31/2025 (G)	1,890,000	1,890,000

		5,515,843

Life Sciences Tools & Services - 0.5%
Jaguar Holding Co. II
Term Loan,
1-Month LIBOR + 2.50%, 4.58% (B), 08/18/2022	2,356,508	2,356,802
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (B), 09/27/2024	1,788,987	1,784,068

		4,140,870

Machinery - 3.5%
Clark Equipment Co.
Term Loan B,
3-Month LIBOR + 2.00%, 4.33% (B), 05/18/2024	1,818,192	1,816,487

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Columbus McKinnon Corp.
Term Loan B,
3-Month LIBOR + 2.50%, 4.83% (B), 01/31/2024	$ 1,688,548	$ 1,688,548
Cortes NP Acquisition Corp.
Term Loan B,
1-Month LIBOR + 4.00%, 6.10% (B), 11/30/2023	3,381,853	3,360,716
Filtration Group Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 03/29/2025	3,491,250	3,502,471
Gardner Denver, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (B), 07/30/2024	3,341,555	3,348,719
Harsco Corp.
Term Loan B1,
1-Month LIBOR + 2.25%, 4.38% (B), 12/06/2024	495,009	497,072
Milacron LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (B), 09/28/2023	3,820,004	3,800,904
Rexnord LLC
Term Loan B,
3-Month LIBOR + 2.25%, 4.31% (B), 08/21/2024 (G)	2,621,936	2,624,396
Terex Corp.
Term Loan B,
3-Month LIBOR + 2.00%, 4.33% (B), 01/31/2024	1,713,625	1,713,625
Wastequip LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (B), 03/13/2025	2,493,750	2,501,543
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 9.83% (B), 02/27/2026	2,500,000	2,507,813

		27,362,294

Media - 6.3%
A-L Parent LLC
1st Lien Term Loan,
TBD, 12/01/2023 (G) (H)	2,000,000	2,008,750
1-Month LIBOR + 3.25%, 5.33% (B), 12/01/2023	1,970,000	1,979,850
AMC Entertainment Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 4.32% (B), 12/15/2022	445,420	445,340

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Charter Communications Operating LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (B), 04/30/2025	$ 1,990,000	$ 1,990,227
Cogeco Communications II L.P.
1st Lien Term Loan,
1-Month LIBOR + 2.38%, 4.45% (B), 01/03/2025	4,000,000	3,995,832
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.32% (B), 07/17/2025	1,969,445	1,957,940
Term Loan B,
1-Month LIBOR + 2.50%, 4.57% (B), 01/25/2026	997,500	994,175
Cumulus Media Holdings, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 6.58% (B), 05/15/2022 (I)	1,012,758	998,833
Gray Television, Inc.
Term Loan B,
TBD, 02/07/2024 (G) (H)	750,000	750,156
Lamar Media Corp.
Term Loan B,
1-Month LIBOR + 1.75%, 3.88% (B), 03/14/2025	997,500	996,253
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.84% (B), 01/07/2022	2,997,959	2,915,515
MCC Iowa LLC
Term Loan M,
1-Week LIBOR + 2.00%, 3.95% (B), 01/15/2025	1,985,000	1,987,481
Mediacom Illinois LLC
Term Loan N,
1-Week LIBOR + 1.75%, 3.70% (B), 02/15/2024	495,009	495,009
Meredith Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 01/31/2025	2,696,275	2,703,436
Mission Broadcasting, Inc.
Term Loan B2,
1-Month LIBOR + 2.50%, 4.59% (B), 01/17/2024	298,368	298,368
NAI Entertainment Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (B), 04/23/2025	1,500,000	1,498,125
Nexstar Broadcasting, Inc.
Term Loan B2,
1-Month LIBOR + 2.50%, 4.59% (B), 01/17/2024	2,238,134	2,238,134

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Numericable Group SA
Term Loan B12,
1-Month LIBOR + 3.00%, 5.07% (B), 01/31/2026	$ 496,250	$ 485,395
PSAV Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.43% (B), 03/01/2025	3,491,250	3,469,430
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 9.59% (B), 09/01/2025	1,700,000	1,687,250
Quincy Newspapers, Inc.
Term Loan B,
3-Month LIBOR + 2.00%, 5.10% (B), 10/13/2022	1,672,012	1,672,714
Sinclair Television Group, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 2.25%, 12/12/2024 (G) (H)	3,000,000	2,994,000
Term Loan B2,
1-Month LIBOR + 2.25%, 4.33% (B), 01/03/2024	689,500	688,423
Tribune Media Co.
Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 12/27/2020	322,547	322,547
Term Loan C,
1-Month LIBOR + 3.00%, 5.08% (B), 01/27/2024	3,550,617	3,546,179
Univision Communications, Inc.
Term Loan C5,
1-Month LIBOR + 2.75%, 4.83% (B), 03/15/2024	3,899,850	3,784,071
WMG Acquisition Corp.
Term Loan F,
1-Month LIBOR + 2.13%, 4.20% (B), 11/01/2023	2,500,000	2,488,750

		49,392,183

Metals & Mining - 0.3%
WP CPP Holdings LLC
Term Loan,
6-Month LIBOR + 3.75%, 6.28% (B), 04/30/2025	2,000,000	2,001,876

Multi-Utilities - 0.3%
Solenis International, LP
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.18% (B), 12/18/2023 (G)	2,280,000	2,289,690

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 3.1%
BCP Raptor LLC
Term Loan B,
2-Month LIBOR + 4.25%, 6.42% (B), 06/24/2024	$ 2,475,000	$ 2,386,053
California Resources Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.83% (B), 12/31/2022	3,285,000	3,326,062
CITGO Petroleum Corp.
Term Loan B,
3-Month LIBOR + 3.50%, 5.84% (B), 07/29/2021 (G)	3,879,428	3,896,400
Delek US Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (B), 03/31/2025	498,750	499,165
EG Finco Ltd.
Term Loan,
TBD, 3-Month LIBOR + 4.00%, 02/07/2025 (G) (H)	1,000,000	995,938
EG Group, Ltd.
Term Loan B,
TBD, 02/06/2025 (G) (H)	1,000,000	993,750
Fieldwood Energy LLC
1st Lien Term Loan,
1-Month LIBOR + 5.25%, 7.33% (B), 04/11/2022	2,100,000	2,103,938
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (B), 10/30/2024	1,144,250	1,122,795
MEG Energy Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (B), 12/31/2023	2,002,462	2,003,087
Phoenix Services International LLC
Term Loan,
1-Month LIBOR + 3.75%, 5.85% (B), 03/01/2025	1,596,000	1,605,975
PowerTeam Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.58% (B), 02/27/2025	1,695,750	1,685,152
Southeast PowerGen LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (B), 12/02/2021	899,583	830,615
Ultra Resources, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (B), 04/12/2024	2,750,000	2,518,541

		23,967,471

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Paper & Forest Products - 0.3%
Dunn Paper, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.83% (B), 08/31/2022	$ 1,821,739	$ 1,835,402
Verso Paper Holding LLC
Term Loan,
1-Month LIBOR + 11.00%, 13.08% (B), 10/14/2022	323,887	329,960

		2,165,362

Personal Products - 0.3%
Revlon Consumer Products Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (B), 09/07/2023	3,438,750	2,537,921

Pharmaceuticals - 1.1%
Akorn, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 6.88% (B), 04/16/2021	2,502,343	2,458,552
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (B), 09/26/2024	992,500	931,709
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.63% (B), 05/04/2025	999,769	996,853
Catalent Pharma Solutions, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.33% (B), 05/20/2024	1,693,538	1,694,067
Endo Luxembourg Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 6.38% (B), 04/29/2024	1,782,000	1,782,556
Valeant Pharmaceuticals International, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.09% (B), 06/02/2025	500,000	500,337

		8,364,074

Professional Services - 0.8%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (B), 07/23/2021	987,180	931,856
Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (B), 07/25/2021	497,487	469,607

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services (continued)
Ceridian HCM Holding, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (B), 04/05/2025	$ 3,000,000	$ 3,001,875
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 05/09/2024	1,983,741	1,991,180

		6,394,518

Real Estate Management & Development - 1.9%
Brookfield WEC Holdings, Inc.
1st Lien Term Loan,
TBD, 07/25/2025 (G) (H)	1,750,000	1,761,667
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.33% (B), 04/18/2024	3,971,212	3,972,630
DTZ U.S. Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.49% (B), 11/04/2021	3,328,500	3,322,952
RE/MAX International, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (B), 12/15/2023	2,486,263	2,487,817
Realogy Group LLC
Term Loan A,
1-Month LIBOR + 2.25%, 4.32% (B), 02/01/2023	993,750	993,336
Trico Group LLC
Term Loan,
3-Month LIBOR + 6.50%, 8.81% (B), 02/02/2024	2,534,062	2,534,062

		15,072,464

Road & Rail - 0.4%
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 2.00%, 4.37% (B), 02/09/2023	1,503,174	1,501,922
SIRVA Worldwide, Inc.
1st Lien Term Loan,
TBD, 07/20/2025 (G) (H)	1,500,000	1,477,500

		2,979,422

Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (B), 05/29/2025	1,000,000	1,002,500

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 3.7%
Almonde, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.81% (B), 06/13/2024	$ 3,473,750	$ 3,423,488
Idera, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 6.58% (B), 06/26/2024	1,464,750	1,472,074
Infor, Inc.
Term Loan B6,
1-Month LIBOR + 2.75%, 4.83% (B), 02/01/2022	3,367,484	3,369,589
Kronos, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.36% (B), 11/01/2023	1,496,250	1,499,896
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.50%, 4.33% (B), 11/19/2021	2,437,750	2,419,467
Term Loan B3,
1-Month LIBOR + 2.50%, 4.58% (B), 06/21/2024	192,500	191,056
Quest Software US Holdings Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.58% (B), 05/18/2025	2,500,000	2,486,980
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 4.58% (B), 06/21/2024	1,300,000	1,290,250
Solera LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (B), 03/03/2023	4,412,280	4,415,311
Sophia, LP
Term Loan B,
3-Month LIBOR + 3.25%, 5.58% (B), 09/30/2022	3,252,561	3,256,627
SS&C Technologies Holdings Europe SARL
Term Loan B4,
1-Month LIBOR + 2.50%, 4.58% (B), 04/16/2025	1,418,827	1,423,020
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 4.58% (B), 04/16/2025	3,698,913	3,709,844

		28,957,602

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail - 1.7%
Apro LLC
Term Loan B,
2-Month LIBOR + 4.00%, 6.14% (B), 08/08/2024	$ 1,175,922	$ 1,175,922
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 7.08% (B), 09/25/2024	1,864,660	1,875,848
Men’s Wearhouse, Inc.
Term Loan B2,
1-Month LIBOR + 3.50%, 5.59% (B), 04/09/2025	2,493,750	2,506,219
PetSmart, Inc.
Term Loan B2,
1-Month LIBOR + 3.00%, 5.10% (B), 03/11/2022	2,159,670	1,792,077
Staples, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 6.36% (B), 09/12/2024	3,584,494	3,549,767
Wink Holdco, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (B), 12/02/2024	498,747	495,630
2nd Lien Term Loan B,
1-Month LIBOR + 6.75%, 8.83% (B), 11/03/2025	1,880,000	1,875,300

		13,270,763

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (B), 09/07/2023	904,328	904,408
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.88% (B), 11/06/2023	1,871,972	1,857,932

		2,762,340

Textiles, Apparel & Luxury Goods - 0.8%
Augusta Sportswear Group, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 6.58% (B), 10/26/2023	1,641,320	1,510,014
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (B), 12/15/2024	4,477,500	4,478,302

		5,988,316

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Trading Companies & Distributors - 1.2%
LBM Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.83% (B), 08/19/2022	$ 2,981,841	$ 2,988,669
Utility One Source, LP
Term Loan B,
1-Month LIBOR + 5.50%, 7.58% (B), 04/18/2023	3,863,233	3,959,814
Wesco Aircraft Hardware Corp.
Term Loan A,
1-Month LIBOR + 2.50%, 5.08% (B), 10/04/2021	1,848,101	1,815,760
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (B), 02/28/2021	1,000,000	987,500

		9,751,743

Wireless Telecommunication Services - 0.6%
Digicel International Finance, Ltd.
Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (B), 05/28/2024	2,382,625	2,269,450
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.63% (B), 02/02/2024	2,533,049	2,532,416

		4,801,866

Total Loan Assignments (Cost $681,170,349)		675,883,987

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0% (J)
Valitas Holdings, Inc. (E) (F) (I) (K)	21,887	10,943

Software - 0.1%
Avaya Holdings Corp. (K)	25,860	532,199

Total Common Stocks (Cost $432,407)		543,142

EXCHANGE-TRADED FUNDS - 1.7%
U.S. Equity Fund - 0.6%
Invesco Senior Loan ETF	199,000	4,580,980

U.S. Fixed Income Funds - 1.1%
SPDR Blackstone / GSO Senior Loan ETF	100,000	4,725,000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (C)	134,100	3,693,114

		8,418,114

Total Exchange-Traded Funds (Cost $13,135,521)		12,999,094

	Principal	Value
COMMERCIAL PAPER - 3.6%
Banks - 1.0%
Natixis
1.92% (L), 08/01/2018	$ 4,000,000	$ 4,000,000
Swedbank
1.88% (L), 08/01/2018	4,000,000	4,000,000

		8,000,000

Capital Markets - 0.5%
Intercontinental Exchange
1.98% (L), 08/02/2018	4,000,000	3,999,783

Diversified Financial Services - 2.1%
Anglesea Funding PLC
1.98% (L), 08/06/2018	4,000,000	3,998,917
Barton Capital Corp.
1.95% (L), 08/01/2018	4,000,000	4,000,000
Chesham Finance LLC
2.03% (L), 08/01/2018	4,000,000	4,000,000
Ebury Finance, Ltd.
2.03% (L), 08/01/2018	4,000,000	4,000,000

		15,998,917

Total Commercial Paper (Cost $27,998,700)		27,998,700

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (L)	2,542,450	2,542,450

Total Securities Lending Collateral (Cost $2,542,450)		2,542,450

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 1.05% (L), dated 07/31/2018, to be repurchased at $22,007,965 on 08/01/2018. Collateralized by a U.S. Government Obligation, 2.50%, due 05/15/2024, and with a value of $22,448,819.	$ 22,007,323	22,007,323

Total Repurchase Agreement (Cost $22,007,323)		22,007,323

Total Investments (Cost $808,442,105)		802,897,828
Net Other Assets (Liabilities) - (2.5)%		(19,319,836)

Net Assets - 100.0%		$ 783,577,992

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$60,923,132	$0	$60,923,132
Loan Assignments	—	675,883,987	—	675,883,987
Common Stocks	532,199	—	10,943	543,142
Exchange-Traded Funds	12,999,094	—	—	12,999,094
Commercial Paper	—	27,998,700	—	27,998,700
Securities Lending Collateral	2,542,450	—	—	2,542,450
Repurchase Agreement	—	22,007,323	—	22,007,323

Total Investments	$16,073,743	$786,813,142	$10,943	$802,897,828

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $39,316,431, representing 5.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,488,526. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Security deemed worthless.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2018, the total value of securities is $611,434, representing 0.1% of the Fund’s net assets.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	All or a portion of the security represents unsettled loan commitments at July 31, 2018 where the rate will be determined at time of settlement.
(I)	Illiquid security. At July 31, 2018, the value of such securities amounted to $1,009,776 or 0.1% of the Fund’s net assets.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Non-income producing securities.
(L)	Rates disclosed reflect the yields at July 31, 2018.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2018 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Belgium - 0.6%
Galapagos NV (A)	6,087	$ 670,642

China - 2.8%
Shenzhou International Group Holdings, Ltd.	79,000	968,748
Tencent Holdings, Ltd.	52,800	2,389,405

		3,358,153

France - 6.8%
Airbus SE	17,092	2,118,572
BNP Paribas SA	15,331	998,013
Cie de Saint-Gobain	28,236	1,257,151
Safran SA	14,651	1,816,864
TOTAL SA	28,769	1,879,188

		8,069,788

Germany - 3.8%
HeidelbergCement AG	19,806	1,681,890
KION Group AG	14,463	993,429
Vonovia SE	38,178	1,848,685

		4,524,004

India - 0.7%
ICICI Bank, Ltd., ADR (A)	86,554	764,272

Indonesia - 0.6%
Bank Rakyat Indonesia Persero Tbk PT	3,264,000	694,902

Ireland - 1.9%
Medtronic PLC	24,717	2,230,215

Japan - 10.7%
Amada Holdings Co., Ltd.	96,523	965,100
Kansai Electric Power Co., Inc.	143,300	2,035,151
Kyocera Corp.	30,100	1,746,535
Mitsubishi Electric Corp.	92,900	1,255,809
Nippon Telegraph & Telephone Corp.	59,800	2,763,908
Sony Corp.	38,000	1,980,629
Start Today Co., Ltd.	29,800	1,195,305
Tokyo Gas Co., Ltd.	26,800	652,773

		12,595,210

Mexico - 0.7%
Cemex SAB de CV, ADR (A)	115,238	858,523

Netherlands - 2.6%
ABN AMRO Group NV, CVA (B)	41,406	1,147,509
ING Groep NV	126,061	1,931,358

		3,078,867

Republic of Korea - 3.1%
Hyundai Motor Co.	6,665	771,571
KB Financial Group, Inc.	22,010	1,054,607
Korea Electric Power Corp.	59,547	1,772,596

		3,598,774

Sweden - 1.8%
Swedbank AB, Class A	89,701	2,123,946

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 1.7%
Novartis AG, ADR	23,304	$ 1,955,206

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,349	962,212

United Kingdom - 6.3%
BP PLC, ADR	54,396	2,452,716
Compass Group PLC	90,907	1,956,250
Lloyds Banking Group PLC	1,733,657	1,419,464
Prudential PLC	68,305	1,618,249

		7,446,679

United States - 53.9%
Alnylam Pharmaceuticals, Inc. (A)	5,695	541,025
Alphabet, Inc., Class C (A)	3,737	4,548,901
Amazon.com, Inc. (A)	1,835	3,261,602
Becton Dickinson and Co.	6,183	1,548,038
Biogen, Inc. (A)	5,374	1,796,904
Cerner Corp. (A)	29,778	1,848,618
Comcast Corp., Class A	95,074	3,401,748
Comerica, Inc.	24,851	2,409,056
CVS Health Corp.	26,591	1,724,692
DexCom, Inc. (A)	11,555	1,099,227
EOG Resources, Inc.	16,944	2,184,759
Facebook, Inc., Class A (A)	15,477	2,671,021
Foot Locker, Inc.	21,655	1,056,981
Illumina, Inc. (A)	4,412	1,431,076
JPMorgan Chase & Co.	24,669	2,835,702
Kinder Morgan, Inc.	66,846	1,188,522
Microsoft Corp.	23,452	2,487,788
NCR Corp. (A)	34,598	965,976
NIKE, Inc., Class B	20,166	1,550,967
Plains GP Holdings, LP, Class A (A)	40,216	976,847
Regeneron Pharmaceuticals, Inc. (A)	2,896	1,065,757
Reinsurance Group of America, Inc.	14,929	2,112,454
Ross Stores, Inc.	24,980	2,184,001
Royal Caribbean Cruises, Ltd.	25,507	2,876,169
Shire PLC, ADR	8,951	1,527,130
Southwest Airlines Co.	61,334	3,567,185
Spark Therapeutics, Inc. (A) (C)	6,692	513,410
Synchrony Financial	46,635	1,349,617
United Continental Holdings, Inc. (A)	23,504	1,889,722
Visa, Inc., Class A	24,146	3,301,724
Wells Fargo & Co.	65,856	3,772,890

		63,689,509

Total Common Stocks (Cost $94,176,774)		116,620,902

PREFERRED STOCK - 0.3%
Republic of Korea - 0.3%
Hyundai Motor Co., 4.61% (D)	5,206	408,140

Total Preferred Stock (Cost $570,950)		408,140

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (D)	190,127	190,127

Total Securities Lending Collateral (Cost $190,127)		190,127

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 1.05% (D), dated 07/31/2018, to be repurchased at $944,643 on 08/01/2018. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $966,849.

$ 944,616	$ 944,616

Total Repurchase Agreement (Cost $944,616)	944,616

Total Investments (Cost $95,882,467)	118,163,785
Net Other Assets (Liabilities) - (0.1)%	(98,738)

Net Assets - 100.0%	$ 118,065,047

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.2%	$ 19,151,719
Internet Software & Services	8.1	9,609,327
Oil, Gas & Consumable Fuels	7.3	8,682,032
Biotechnology	5.2	6,114,868
Airlines	4.6	5,456,907
Health Care Equipment & Supplies	4.1	4,877,480
Hotels, Restaurants & Leisure	4.1	4,832,419
Internet & Direct Marketing Retail	3.8	4,456,907
Aerospace & Defense	3.3	3,935,436
Electric Utilities	3.2	3,807,747
Insurance	3.2	3,730,703
Media	2.9	3,401,748
IT Services	2.8	3,301,724
Specialty Retail	2.7	3,240,982
Diversified Telecommunication Services	2.3	2,763,908
Construction Materials	2.1	2,540,413
Textiles, Apparel & Luxury Goods	2.1	2,519,715
Software	2.1	2,487,788
Household Durables	1.7	1,980,629
Machinery	1.7	1,958,529
Pharmaceuticals	1.7	1,955,206
Real Estate Management & Development	1.6	1,848,685
Health Care Technology	1.6	1,848,618
Electronic Equipment, Instruments & Components	1.5	1,746,535
Health Care Providers & Services	1.5	1,724,692
Life Sciences Tools & Services	1.2	1,431,076
Consumer Finance	1.1	1,349,617
Building Products	1.1	1,257,151
Electrical Equipment	1.1	1,255,809
Automobiles	1.0	1,179,711
Technology Hardware, Storage & Peripherals	0.8	965,976
Semiconductors & Semiconductor Equipment	0.8	962,212
Gas Utilities	0.5	652,773

Investments, at Value	99.0	117,029,042
Short-Term Investments	1.0	1,134,743

Total Investments	100.0%	$ 118,163,785

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$72,912,653	$43,708,249	$—	$116,620,902
Preferred Stock	—	408,140	—	408,140
Securities Lending Collateral	190,127	—	—	190,127
Repurchase Agreement	—	944,616	—	944,616

Total Investments	$73,102,780	$45,061,005	$—	$118,163,785

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the value of the 144A security is $1,147,509, representing 1.0% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $185,816. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at July 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 90.7%
Money Market Funds - 90.7%
BlackRock Liquidity Funds T-Fund Portfolio	8,714,707	$ 8,714,707
Dreyfus Treasury Cash Management	35,362,136	35,362,136
UBS Select Treasury Preferred	44,141,791	44,141,791

Total Short-Term Investment Companies (Cost $88,218,634)		88,218,634

Total Investments (Cost $88,218,634)		88,218,634
Net Other Assets (Liabilities) - 9.3%		9,020,000

Net Assets - 100.0%		$ 97,238,634

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	Receive	2.00%	Quarterly	09/10/2020	AUD	33,600,000	$(54,633)	$(61,496)	$6,863
3-Month AUD-BBR-BBSW	Pay	2.00	Quarterly	12/10/2020	AUD	5,100,000	12,006	12,013	(7)
3-Month CAD-CDOR	Pay	2.50	Semi-Annually/ Quarterly	09/14/2020	CAD	69,900,000	(47,068)	(140,158)	93,090
3-Month CAD-CDOR	Pay	2.50	Semi-Annually/ Quarterly	12/14/2020	CAD	6,600,000	179	179	—
3-Month CAD-CDOR	Receive	2.50	Semi-Annually/ Quarterly	12/18/2028	CAD	1,500,000	(23,976)	(23,955)	(21)
3-Month CAD-CDOR	Receive	3.00	Semi-Annually/ Quarterly	09/18/2028	CAD	8,700,000	144,936	174,503	(29,567)
3-Month NZD-BKBM	Receive	2.50	Semi-Annually/ Quarterly	09/16/2020	NZD	216,700,000	930,688	292,225	638,463
3-Month NZD-BKBM	Pay	3.50	Semi-Annually/ Quarterly	09/13/2028	NZD	24,900,000	(642,795)	(229,889)	(412,906)
3-Month SEK-STIBOR-SIDE	Pay	0.50	Annually/ Quarterly	09/16/2020	SEK	157,300,000	(197,003)	(140,416)	(56,587)
3-Month SEK-STIBOR-SIDE	Receive	1.50	Annually/ Quarterly	09/20/2028	SEK	51,100,000	134,440	5,422	129,018
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/ Quarterly	09/21/2020	USD	298,600,000	3,971,356	2,187,197	1,784,159
3-Month USD-LIBOR	Receive	2.50	Semi-Annually/ Quarterly	09/19/2028	USD	32,900,000	(1,550,834)	(1,183,470)	(367,364)
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/ Quarterly	12/21/2020	USD	14,100,000	69,598	69,598	—
3-Month USD-LIBOR	Receive	3.00	Semi-Annually/ Quarterly	12/19/2028	USD	3,100,000	(15,543)	(15,543)	—
6-Month AUD-BBR-BBSW	Pay	3.00	Semi-Annually	09/07/2028	AUD	2,700,000	(26,572)	(4,823)	(21,749)
6-Month AUD-BBR-BBSW	Receive	3.00	Semi-Annually	12/07/2028	AUD	1,100,000	5,834	5,838	(4)
6-Month CHF-LIBOR	Pay	0.00	Semi-Annually/ Annually	09/16/2020	CHF	61,100,000	(284,675)	(64,037)	(220,638)
6-Month CHF-LIBOR	Receive	0.50	Semi-Annually/ Annually	09/20/2028	CHF	8,900,000	(10,335)	(94,790)	84,455
6-Month EUR-EURIBOR	Pay	0.00	Semi-Annually/ Annually	12/21/2020	EUR	12,500,000	(17,564)	(17,575)	11
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	09/21/2020	EUR	6,600,000	18,043	16,153	1,890
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	09/19/2028	EUR	900,000	2,802	343	2,459
6-Month EUR-EURIBOR	Receive	1.25	Semi-Annually/ Annually	12/19/2028	EUR	2,600,000	68,869	68,910	(41)

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month GBP-LIBOR	Receive	1.00%	Semi-Annually	09/21/2020	GBP	68,500,000	$(281,773)	$(256,868)	$(24,905)
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	12/21/2020	GBP	7,900,000	(4,096)	(4,093)	(3)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	12,100,000	158,278	239,424	(81,146)
6-Month GBP-LIBOR	Receive	1.75	Semi-Annually	12/19/2028	GBP	1,700,000	22,447	22,433	14
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	12/16/2020	JPY	161,100,000	1,069	1,068	1
6-Month JPY-LIBOR	Pay	0.25	Semi-Annually	09/16/2020	JPY	12,315,800,000	(434,517)	(348,104)	(86,413)
6-Month JPY-LIBOR	Receive	0.25	Semi-Annually	09/20/2028	JPY	1,234,500,000	(110,026)	(58,751)	(51,275)
6-Month JPY-LIBOR	Receive	0.50	Semi-Annually	12/20/2028	JPY	32,200,000	4,716	4,711	5
6-Month NOK-NIBOR	Receive	1.50	Semi-Annually/ Annually	09/16/2020	NOK	658,900,000	(130,050)	(75,000)	(55,050)
6-Month NOK-NIBOR	Pay	2.50	Semi-Annually/ Annually	09/20/2028	NOK	121,800,000	(294,513)	(158,230)	(136,283)

Total							$1,419,288	$222,819	$1,196,469

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (A)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	MLI	Receive	Maturity	09/28/2018	USD	75,064,767	710,000	$32,188	$—	$32,188
5-Year U.S. Treasury Note Futures	MLI	Pay	Maturity	09/28/2018	USD	68,322,149	606,000	222,132	—	222,132
10-Year Canada Government Bond Futures	MLI	Receive	Maturity	09/19/2018	CAD	20,595,195	152,000	36,772	—	36,772
10-Year Japan Government Bond Futures	MLI	Receive	Maturity	09/12/2018	JPY	1,205,363,200	8,000,000	11,476	—	11,476
10-Year U.K. Gilt Futures	MLI	Pay	Maturity	09/26/2018	GBP	5,231,585	43,000	57,299	—	57,299
10-Year U.S. Treasury Note Futures	MLI	Receive	Maturity	09/19/2018	USD	51,966,768	437,000	(220,592)	—	(220,592)
BIST 30 Index Futures	GSI	Receive	Maturity	08/31/2018	TRY	1,943,443	16,200	(3,896)	—	(3,896)
BM&F Bovespa Index Futures	MLI	Pay	Maturity	08/15/2018	BRL	2,576,275	35	53,080	—	53,080
Corn Futures	MLI	Receive	Maturity	08/24/2018	USD	693,025	200,000	(51,475)	—	(51,475)
German Euro Bund Futures	MLI	Pay	Maturity	09/06/2018	EUR	15,059,616	92,000	(227,153)	—	(227,153)
Gold Futures	CITI	Pay	Maturity	11/30/2018	USD	368,145	300	1,755	—	1,755
Hang Seng Index Futures	MLI	Pay	Maturity	08/30/2018	HKD	2,880,516	100	(104)	—	(104)
Hang Seng Index Futures	GSI	Pay	Maturity	08/30/2018	HKD	31,611,093	1,100	8,359	—	8,359
Heating Oil Futures	CITI	Pay	Maturity	08/30/2018	USD	88,512	42,000	1,124	—	1,124
HSCEI China Index Futures	GSI	Pay	Maturity	08/30/2018	HKD	2,218,096	200	1,899	—	1,899
MSCI Brazil Index Futures	GSI	Receive	Maturity	09/19/2018	BRL	2,207,944	2,557	14,168	—	14,168
MSCI Hong Kong Index Futures	MLI	Receive	Maturity	09/19/2018	HKD	18,065,589	214	46,522	—	46,522
MSCI Italy Index Futures	MLI	Receive	Maturity	09/19/2018	EUR	1,270,946	12,269	26,725	—	26,725
MSCI Japan Index Futures	MLI	Receive	Maturity	09/19/2018	JPY	465,061,752	232,345	(2,950)	—	(2,950)
MSCI Mexico Index Futures	GSI	Pay	Monthly	09/19/2018	MXN	3,500,985	3,392	(1,160)	—	(1,160)
MSCI Singapore Index Futures	GSI	Pay	Maturity	08/31/2018	SGD	851,673	2,300	1,195	—	1,195
MSCI Singapore Index Futures	GSI	Receive	Maturity	09/19/2018	SGD	1,063,377	191	22,619	—	22,619
MSCI South Africa Index Futures	GSI	Pay	Monthly	09/19/2018	ZAR	29,085,675	29,902	(40,714)	—	(40,714)
MSCI Spain Index Futures	MLI	Pay	Monthly	09/19/2018	EUR	436,675	2,171	(8,531)	—	(8,531)
MSCI Switzerland Index Futures	MLI	Receive	Maturity	09/19/2018	CHF	249,399	94	5,850	—	5,850
MSCI Taiwan Index Futures	MLI	Pay	Maturity	08/30/2018	USD	525,322	1,300	7,418	—	7,418

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (A)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Thailand Index Futures	GSI	Receive	Maturity	09/19/2018	USD	87,621	68	$4,771	$—	$4,771
Soybean Futures	CITI	Receive	Maturity	10/26/2018	USD	293,259	30,000	17,559	—	17,559
Swiss Market Index Futures	MLI	Pay	Maturity	09/21/2018	CHF	4,285,575	480	119,603	—	119,603
TAIEX Futures	MLI	Pay	Maturity	08/15/2018	TWD	47,057,799	4,400	47,292	—	47,292
Tel Aviv 35 Index Futures	MLI	Receive	Maturity	08/31/2018	ILS	771,314	500	(5,019)	—	(5,019)
WIG 20 Index Futures	GSI	Receive	Maturity	09/21/2018	PLN	1,429,867	640	(8,201)	—	(8,201)

Total								$170,011	$—	$170,011

Value
OTC Swap Agreements, at value (Assets)	$739,806
OTC Swap Agreements, at value (Liabilities)	$(569,795)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	2	08/02/2018	$113,689	$103,038	$—	$(10,651)
3-Month Aluminum	Short	(2)	08/02/2018	(113,070)	(103,038)	10,032	—
3-Month Aluminum	Long	7	08/16/2018	406,908	361,769	—	(45,139)
3-Month Aluminum	Short	(7)	08/16/2018	(406,455)	(361,769)	44,686	—
3-Month Aluminum	Long	1	08/30/2018	56,903	51,769	—	(5,134)
3-Month Aluminum	Short	(1)	08/30/2018	(56,741)	(51,769)	4,972	—
3-Month Aluminum	Long	4	09/20/2018	217,787	207,538	—	(10,249)
3-Month Aluminum	Short	(4)	09/20/2018	(217,551)	(207,538)	10,013	—
3-Month Aluminum	Long	1	09/21/2018	54,378	51,875	—	(2,503)
3-Month Aluminum	Short	(1)	09/21/2018	(54,287)	(51,875)	2,412	—
3-Month Aluminum	Long	2	09/27/2018	108,151	103,850	—	(4,301)
3-Month Aluminum	Short	(2)	09/27/2018	(109,029)	(103,850)	5,179	—
3-Month Aluminum	Long	2	10/05/2018	104,044	103,937	—	(107)
3-Month Aluminum	Short	(2)	10/05/2018	(104,058)	(103,937)	121	—
3-Month Aluminum	Long	3	10/11/2018	156,009	156,002	—	(7)
3-Month Aluminum	Short	(3)	10/11/2018	(155,373)	(156,002)	—	(629)
3-Month Aluminum	Long	3	10/18/2018	152,689	155,869	3,180	—
3-Month Aluminum	Short	(3)	10/18/2018	(152,081)	(155,869)	—	(3,788)
3-Month Copper	Long	3	08/16/2018	511,047	471,431	—	(39,616)
3-Month Copper	Short	(3)	08/16/2018	(510,367)	(471,431)	38,936	—
3-Month Copper	Long	7	08/30/2018	1,189,509	1,100,559	—	(88,950)
3-Month Copper	Short	(7)	08/30/2018	(1,188,142)	(1,100,559)	87,583	—
3-Month Copper	Long	9	09/14/2018	1,608,214	1,416,087	—	(192,127)
3-Month Copper	Short	(9)	09/14/2018	(1,598,258)	(1,416,087)	182,171	—
3-Month Copper	Long	1	09/20/2018	170,353	157,300	—	(13,053)
3-Month Copper	Short	(1)	09/20/2018	(170,268)	(157,300)	12,968	—
3-Month Copper	Long	1	09/27/2018	166,828	157,338	—	(9,490)
3-Month Copper	Short	(1)	09/27/2018	(167,618)	(157,338)	10,280	—
3-Month Copper	Long	1	10/11/2018	154,203	157,469	3,266	—
3-Month Copper	Short	(1)	10/11/2018	(153,944)	(157,469)	—	(3,525)
3-Month Copper	Long	1	10/18/2018	152,678	157,425	4,747	—
3-Month Copper	Short	(1)	10/18/2018	(152,700)	(157,425)	—	(4,725)
3-Month Nickel	Long	2	08/16/2018	173,946	167,447	—	(6,499)
3-Month Nickel	Short	(2)	08/16/2018	(173,563)	(167,447)	6,116	—
3-Month Nickel	Long	1	09/20/2018	88,929	83,928	—	(5,001)
3-Month Nickel	Short	(1)	09/20/2018	(89,229)	(83,928)	5,301	—
3-Month Nickel	Long	1	10/11/2018	82,353	84,075	1,722	—
3-Month Nickel	Short	(1)	10/11/2018	(82,506)	(84,075)	—	(1,569)
3-Month Zinc	Long	2	08/30/2018	156,005	131,937	—	(24,068)
3-Month Zinc	Short	(2)	08/30/2018	(155,247)	(131,937)	23,310	—
3-Month Zinc	Long	2	09/20/2018	150,781	131,600	—	(19,181)
3-Month Zinc	Short	(2)	09/20/2018	(150,284)	(131,600)	18,684	—
10-Year Australia Treasury Bond	Short	(133)	09/17/2018	(12,718,997)	(12,767,423)	—	(48,426)
10-Year Canada Government Bond	Short	(9)	09/19/2018	(947,528)	(932,413)	15,115	—
10-Year Japan Government Bond	Short	(20)	09/12/2018	(26,947,458)	(26,953,450)	—	(5,992)
10-Year Japan Government Bond Mini	Short	(206)	09/11/2018	(27,756,574)	(27,736,261)	20,313	—
10-Year U.S. Treasury Note	Short	(127)	09/19/2018	(15,183,915)	(15,166,578)	17,337	—

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Aluminum	Long	14	09/17/2018	$795,010	$726,513	$—	$(68,497)
Aluminum	Short	(17)	09/17/2018	(903,546)	(882,194)	21,352	—
Amsterdam Index	Long	27	08/17/2018	3,512,492	3,606,205	93,713	—
Brent Crude Oil	Long	10	08/31/2018	731,391	742,100	10,709	—
CAC 40 Index	Short	(109)	08/17/2018	(6,880,994)	(7,022,999)	—	(142,005)
Copper	Long	14	09/17/2018	2,401,923	2,202,900	—	(199,023)
Copper	Short	(14)	09/17/2018	(2,423,295)	(2,202,900)	220,395	—
Corn	Short	(17)	09/14/2018	(292,269)	(316,413)	—	(24,144)
DAX® Index	Short	(3)	09/21/2018	(1,118,590)	(1,123,848)	—	(5,258)
EURO STOXX 50® Index	Short	(193)	09/21/2018	(7,763,790)	(7,955,380)	—	(191,590)
FTSE 100 Index	Short	(53)	09/21/2018	(5,328,998)	(5,358,602)	—	(29,604)
FTSE Bursa Malaysia KLCI Index	Short	(12)	08/30/2018	(259,326)	(262,583)	—	(3,257)
FTSE MIB Index	Long	19	09/21/2018	2,461,866	2,464,604	2,738	—
German Euro Bund	Long	94	09/06/2018	17,751,665	17,760,695	9,030	—
Hang Seng Index	Long	3	08/30/2018	549,094	543,314	—	(5,780)
KOSPI 200 Index	Short	(68)	09/13/2018	(4,671,522)	(4,527,913)	143,609	—
Lead	Long	1	09/17/2018	59,078	53,838	—	(5,240)
Mexican Bolsa Index	Short	(22)	09/21/2018	(555,012)	(591,333)	—	(36,321)
MSCI Singapore Index	Long	20	08/30/2018	545,948	541,962	—	(3,986)
MSCI Taiwan Index	Long	15	08/30/2018	606,406	611,700	5,294	—
Natural Gas	Long	16	08/29/2018	449,175	445,120	—	(4,055)
New York Harbor ULSD	Long	6	08/31/2018	545,974	538,625	—	(7,349)
Nickel	Long	5	09/17/2018	441,521	419,625	—	(21,896)
Nickel	Short	(2)	09/17/2018	(171,114)	(167,850)	3,264	—
OMX Stockholm 30 Index	Long	135	08/17/2018	2,390,016	2,483,765	93,749	—
RBOB Gasoline	Long	4	08/31/2018	346,774	349,524	2,750	—
S&P 500® E-Mini Index	Short	(66)	09/21/2018	(9,146,265)	(9,296,430)	—	(150,165)
S&P/ASX 200 Index	Long	92	09/20/2018	10,472,324	10,625,222	152,898	—
S&P/TSX 60 Index	Short	(12)	09/20/2018	(1,778,829)	(1,805,097)	—	(26,268)
SET 50 Index	Long	30	09/27/2018	190,542	202,489	11,947	—
Silver	Long	6	09/26/2018	491,517	466,770	—	(24,747)
Soybean	Short	(2)	11/14/2018	(86,811)	(91,900)	—	(5,089)
Soybean	Short	(19)	12/14/2018	(666,981)	(648,660)	18,321	—
Soybean Oil	Short	(60)	12/14/2018	(1,101,906)	(1,054,800)	47,106	—
TOPIX Index	Long	7	09/13/2018	1,094,915	1,094,308	—	(607)
U.K. Gilt	Long	33	09/26/2018	5,281,855	5,313,778	31,923	—
Wheat	Short	(19)	09/14/2018	(483,899)	(526,063)	—	(42,164)
WTI Crude	Long	42	08/21/2018	2,977,774	2,887,920	—	(89,854)
Zinc	Long	5	09/17/2018	387,762	329,125	—	(58,637)
Zinc	Short	(4)	09/17/2018	(306,789)	(263,300)	43,489	—

Total						$1,440,731	$(1,690,266)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/19/2018	USD	5,953,226	AUD	7,822,000	$140,708	$—
CITI	09/19/2018	USD	5,572,800	BRL	21,197,018	22,658	(66,501)
CITI	09/19/2018	USD	5,467,751	CAD	7,156,000	—	(37,954)
CITI	09/19/2018	USD	17,622,719	CHF	17,261,000	117,933	(1,958)
CITI	09/19/2018	USD	4,357,856	CNH	28,823,161	129,335	(1,945)
CITI	09/19/2018	USD	177,586	COP	510,000,000	1,528	—
CITI	09/19/2018	USD	104,951	CZK	2,300,000	—	(421)
CITI	09/19/2018	USD	23,279,289	EUR	19,747,000	140,390	(38,516)
CITI	09/19/2018	USD	4,268,048	GBP	3,220,000	33,048	(326)
CITI	09/19/2018	USD	3,234,887	HKD	25,329,875	4,129	(56)
CITI	09/19/2018	USD	1,149,007	HUF	317,814,000	728	(14,158)
CITI	09/19/2018	USD	2,427,598	IDR	34,800,000,000	29,940	(1,399)
CITI	09/19/2018	USD	1,571,011	INR	108,901,000	198	(7,444)
CITI	09/19/2018	USD	9,282,797	JPY	1,019,019,000	139,276	(904)
CITI	09/19/2018	USD	4,927,129	KRW	5,355,033,000	136,346	(1,651)
CITI	09/19/2018	USD	1,988,915	MXN	40,162,000	—	(148,201)
CITI	09/19/2018	USD	975,313	NOK	7,896,000	5,334	—
CITI	09/19/2018	USD	9,236,085	NZD	13,346,000	142,511	(2,528)
CITI	09/19/2018	USD	1,601,694	PHP	85,000,000	5,010	(235)
CITI	09/19/2018	USD	309,728	PLN	1,141,000	—	(2,700)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/19/2018	USD	20,085,474	SEK	174,516,000	$184,571	$(22,224)
CITI	09/19/2018	USD	757,705	SGD	1,024,000	5,133	(315)
CITI	09/19/2018	USD	104,787	THB	3,356,000	3,811	(15)
CITI	09/19/2018	USD	2,589,489	TRY	12,635,000	79,813	(74)
CITI	09/19/2018	GBP	6,437,000	USD	8,575,537	—	(108,831)
CITI	09/19/2018	TRY	6,676,000	USD	1,374,639	—	(48,552)
CITI	09/19/2018	MXN	130,294,166	USD	6,513,293	420,516	(543)
CITI	09/19/2018	HKD	29,435,875	USD	3,757,241	32	(2,740)
CITI	09/19/2018	ZAR	15,495,000	USD	1,189,998	6,705	(27,583)
CITI	09/19/2018	SGD	5,248,000	USD	3,915,318	390	(57,163)
CITI	09/19/2018	TWD	9,900,000	USD	333,587	—	(9,264)
CITI	09/19/2018	RUB	98,000,000	USD	1,558,891	7,099	(5,864)
CITI	09/19/2018	NOK	43,259,000	USD	5,352,041	11,421	(49,339)
CITI	09/19/2018	JPY	1,068,486,000	USD	9,823,695	—	(235,364)
CITI	09/19/2018	CAD	29,708,000	USD	22,982,757	7,567	(133,493)
CITI	09/19/2018	CNH	20,224,681	USD	3,130,369	—	(161,929)
CITI	09/19/2018	AUD	12,748,000	USD	9,500,553	9,950	(37,480)
CITI	09/19/2018	HUF	165,000,000	USD	609,461	547	(6,504)
CITI	09/19/2018	CHF	1,423,000	USD	1,447,802	1,033	(5,577)
CITI	09/19/2018	PLN	2,256,000	USD	614,062	4,472	(796)
CITI	09/19/2018	NZD	5,392,000	USD	3,727,210	—	(52,238)
CITI	09/19/2018	SEK	56,700,000	USD	6,502,938	19,057	(49,000)
CITI	09/19/2018	IDR	9,300,000,000	USD	654,946	—	(13,819)
CITI	09/19/2018	INR	170,000,000	USD	2,484,617	—	(20,877)
CITI	09/19/2018	KRW	1,076,850,000	USD	995,504	—	(31,788)
CITI	09/19/2018	PHP	10,000,000	USD	188,733	62	(921)
CITI	09/19/2018	COP	1,930,000,000	USD	660,929	6,346	(1,014)
CITI	09/19/2018	BRL	10,709,000	USD	2,855,586	2,666	(20,654)
CITI	09/19/2018	EUR	783,000	USD	924,642	—	(5,621)
CITI	09/19/2018	THB	351,000	USD	10,736	3	(177)
CITI	09/19/2018	USD	2,332,249	ZAR	31,551,000	18,370	(66,688)
CITI	09/20/2018	USD	1,470,805	CLP	960,000,000	—	(35,491)
CITI	09/20/2018	USD	2,709,051	ILS	9,600,000	85,832	—
CITI	09/20/2018	CLP	1,440,000,000	USD	2,283,751	86	(24,390)
CITI	09/20/2018	ILS	3,610,000	USD	1,012,000	—	(25,562)

Total						$1,924,554	$(1,588,787)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$88,218,634	$—	$—	$88,218,634

Total Investments	$88,218,634	$—	$—	$88,218,634

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$5,545,261	$—	$5,545,261
Over-the-Counter Total Return Swap Agreements	—	739,806	—	739,806
Futures Contracts (C)	1,440,731	—	—	1,440,731
Forward Foreign Currency Contracts (C)	—	1,924,554	—	1,924,554

Total Other Financial Instruments	$1,440,731	$8,209,621	$—	$9,650,352

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(4,125,973)	$—	$(4,125,973)
Over-the-Counter Total Return Swap Agreements	—	(569,795)	—	(569,795)
Futures Contracts (C)	(1,690,266)	—	—	(1,690,266)
Forward Foreign Currency Contracts (C)	—	(1,588,787)	—	(1,588,787)

Total Other Financial Instruments	$(1,690,266)	$(6,284,555)	$—	$(7,974,821)

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Australia - 5.8%
Goodman Group, REIT	20,906	$ 149,574
LendLease Group	33,942	507,622
Mirvac Group, REIT	286,147	484,712
Scentre Group, REIT	100,456	317,194

		1,459,102

Belgium - 0.7%
Warehouses de Pauw CVA, REIT	1,229	164,983

Canada - 0.5%
First Capital Realty, Inc. (A)	7,900	123,159

Germany - 4.2%
ADO Properties SA (B)	838	47,820
Deutsche EuroShop AG	3,872	136,556
Grand City Properties SA	7,803	202,745
LEG Immobilien AG	1,308	147,200
Vonovia SE	10,818	523,838

		1,058,159

Hong Kong - 10.0%
China Overseas Land & Investment, Ltd.	40,000	125,620
China Resources Land, Ltd.	40,000	146,260
CK Asset Holdings, Ltd.	136,727	1,046,045
Hongkong Land Holdings, Ltd.	89,248	648,833
Link REIT	10,000	99,120
Wharf Real Estate Investment Co., Ltd.	16,826	122,512
Wheelock & Co., Ltd.	46,000	325,848

		2,514,238

Ireland - 0.7%
Green REIT PLC	53,434	94,099
Hibernia REIT PLC	53,916	91,796

		185,895

Japan - 12.5%
AEON REIT Investment Corp.	112	119,698
Fukuoka REIT Corp.	60	94,442
Hulic Co., Ltd.	36,800	360,052
Japan Hotel REIT Investment Corp.	281	205,821
LaSalle Logiport REIT	92	90,671
Mitsui Fudosan Co., Ltd.	48,412	1,154,285
Mori Hills REIT Investment Corp. (A)	121	149,444
Nippon Prologis REIT, Inc.	97	196,143
Nomura Real Estate Holdings, Inc.	9,685	210,910
Orix JREIT, Inc.	203	316,260
Tokyo Tatemono Co., Ltd.	17,700	237,604

		3,135,330

Norway - 0.5%
Entra ASA (B)	9,380	136,848

Singapore - 3.3%
CapitaLand, Ltd.	214,218	508,263

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
City Developments, Ltd.	26,460	$ 194,560
Mapletree North Asia Commercial Trust, REIT	163,300	137,948

		840,771

Spain - 1.0%
Merlin Properties Socimi SA, REIT	17,491	258,732

Sweden - 3.5%
Castellum AB	17,608	317,699
Fabege AB	21,372	302,656
Kungsleden AB	14,732	118,872
Wihlborgs Fastigheter AB	11,096	132,098

		871,325

United Kingdom - 4.8%
Grainger PLC	29,345	118,015
Hammerson PLC, REIT	47,972	328,555
Land Securities Group PLC, REIT	19,449	240,676
Safestore Holdings PLC, REIT	20,357	149,630
Tritax Big Box REIT PLC	62,726	125,390
UNITE Group PLC, REIT	20,672	237,685

		1,199,951

United States - 52.0%
Alexandria Real Estate Equities, Inc., REIT	5,461	695,950
American Campus Communities, Inc., REIT	6,176	254,760
Brixmor Property Group, Inc., REIT	22,940	405,809
Columbia Property Trust, Inc., REIT	8,953	207,530
Cousins Properties, Inc., REIT	31,887	297,187
CubeSmart, REIT	14,297	434,057
CyrusOne, Inc., REIT	6,763	418,765
Douglas Emmett, Inc., REIT	12,036	467,478
Duke Realty Corp., REIT	8,989	261,760
Equinix, Inc., REIT	2,302	1,011,223
Equity Residential, REIT	3,956	258,841
Essex Property Trust, Inc., REIT	5,104	1,227,257
Extra Space Storage, Inc., REIT	9,887	929,081
Healthcare Trust of America, Inc., Class A, REIT	7,700	210,364
Hilton Worldwide Holdings, Inc.	9,196	723,357
Hudson Pacific Properties, Inc., REIT	10,349	354,557
Invitation Homes, Inc., REIT	17,843	412,352
Macerich Co., REIT	6,155	363,514
Piedmont Office Realty Trust, Inc., Class A, REIT	10,399	205,692
Prologis, Inc., REIT	12,193	800,105
Regency Centers Corp., REIT	5,677	361,227
Simon Property Group, Inc., REIT	6,647	1,171,268
STORE Capital Corp., REIT	5,361	147,159
Sun Communities, Inc., REIT	2,327	225,626
Taubman Centers, Inc., REIT	5,093	316,021
VICI Properties, Inc., REIT	27,459	558,791
Welltower, Inc., REIT	5,592	350,059

		13,069,790

Total Common Stocks (Cost $22,880,472)		25,018,283

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	230,701	$ 230,701

Total Securities Lending Collateral (Cost $230,701)		230,701

Total Investments (Cost $23,111,173)		25,248,984
Net Other Assets (Liabilities) - (0.4)%		(89,233)

Net Assets - 100.0%		$ 25,159,751

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	64.9%	$ 16,399,006
Real Estate Management & Development	31.3	7,895,920
Hotels, Restaurants & Leisure	2.9	723,357

Investments, at Value	99.1	25,018,283
Short-Term Investments	0.9	230,701

Total Investments	100.0%	$ 25,248,984

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$13,192,949	$11,825,334	$—	$25,018,283
Securities Lending Collateral	230,701	—	—	230,701

Total Investments	$13,423,650	$11,825,334	$—	$25,248,984

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $219,594. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $184,668, representing 0.7% of the Fund’s net assets.
(C)	Rate disclosed reflects the yield at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.9%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.07%, 2.00% (A), 01/24/2020, MTN	$ 20,000,000	$ 20,000,000
1-Month LIBOR - 0.09%, 2.00% (A), 11/01/2018	32,500,000	32,500,000
1-Month LIBOR - 0.07%, 2.02% (A), 07/05/2019, MTN	19,500,000	19,500,000
Federal Farm Credit Banks
3-Month LIBOR - 0.26%, 2.08% (A), 09/28/2018	18,000,000	18,000,270
3-Month LIBOR - 0.23%, 2.11% (A), 04/03/2019	16,000,000	15,999,164
Federal Home Loan Banks
1-Month LIBOR - 0.14%, 1.94% (A), 10/19/2018	28,500,000	28,500,000
1-Month LIBOR - 0.09%, 1.98% (A), 01/14/2019	15,600,000	15,600,000
3-Month LIBOR - 0.26%, 2.07% (A), 12/20/2019	23,500,000	23,500,000
3-Month LIBOR - 0.24%, 2.10% (A), 09/23/2019	17,250,000	17,250,000
3-Month LIBOR - 0.20%, 2.13% (A), 01/18/2019	16,500,000	16,501,820
Federal Home Loan Mortgage Corp. 0.88%, 10/12/2018	10,200,000	10,179,617
3-Month LIBOR - 0.28%, 2.07% (A), 08/10/2018, MTN	34,000,000	34,000,000

Total U.S. Government Agency Obligations (Cost $251,530,871)		251,530,871

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.3%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.10%, 1.97% (A), 09/14/2018	19,000,000	19,000,000
1-Month LIBOR - 0.10%, 1.99% (A), 01/02/2019	19,500,000	19,500,000
1-Month LIBOR - 0.06%, 2.00% (A), 07/25/2019	23,500,000	23,500,000
3-Month LIBOR - 0.18%, 2.16% (A), 10/30/2018	28,000,000	28,000,000
Federal Agricultural Mortgage Corp. Discount Notes
1.68% (B), 08/03/2018	17,500,000	17,498,401
Federal Farm Credit Bank Discount Notes
1.49% (B), 08/09/2018	17,500,000	17,494,361
2.13% (B), 12/04/2018	6,100,000	6,055,945
2.24% (B), 01/23/2019	17,000,000	16,819,847
Federal Home Loan Bank Discount Notes
1.88% (B), 08/07/2018	10,000,000	9,996,917
1.90% (B), 08/01/2018 - 08/17/2018	38,200,000	38,175,355
1.91% (B), 08/08/2018 - 08/17/2018	43,000,000	42,973,490
1.93% (B), 08/03/2018	2,500,000	2,499,736
1.94% (B), 08/23/2018 - 08/29/2018	44,880,000	44,819,091
1.95% (B), 08/17/2018 - 09/06/2018	35,000,000	34,940,971
1.96% (B), 09/19/2018	33,500,000	33,412,225
2.00% (B), 10/10/2018	27,500,000	27,395,194
2.02% (B), 10/19/2018	34,000,000	33,851,748

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
2.03% (B), 10/24/2018	$ 10,000,000	$ 9,953,567
2.19% (B), 01/18/2019	34,500,000	34,152,173

Total Short-Term U.S. Government Agency Obligations (Cost $460,039,021)		460,039,021

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 15.5%
U.S. Treasury Bill
1.75% (B), 08/09/2018	17,500,000	17,493,329
1.84% (B), 08/23/2018	22,300,000	22,275,436
1.94% (B), 09/13/2018	17,100,000	17,061,203
1.98% (B), 10/11/2018	17,000,000	16,935,107
1.99% (B), 10/04/2018 - 10/18/2018	40,750,000	40,594,101
2.04% (B), 10/25/2018	15,000,000	14,929,485
2.12% (B), 11/23/2018 - 12/20/2018	36,750,000	36,483,460
2.19% (B), 01/24/2019	20,500,000	20,286,176

Total Short-Term U.S. Government Obligations (Cost $186,058,297)		186,058,297

REPURCHASE AGREEMENTS - 24.9%
Barclays Capital, Inc., 1.90% (B), dated 07/31/2018, to be repurchased at $50,402,660 on 08/01/2018. Collateralized by U.S. Government Agency Obligations, 2.43% - 6.49%, due 09/01/2022 - 08/01/2048, and with a total value of $51,408,000.	50,400,000	50,400,000
Fixed Income Clearing Corp., 1.05% (B), dated 07/31/2018, to be repurchased at $546,649 on 08/01/2018. Collateralized by a U.S. Government Obligation, 2.50%, due 05/15/2024, and with a value of $560,852.	546,633	546,633
Goldman Sachs & Co., 1.88% (B), dated 07/31/2018, to be repurchased at $50,702,648 on 08/01/2018. Collateralized by U.S. Government Obligations, 0.00% - 2.38%, due 11/15/2018 - 08/15/2024, and with a total value of $51,714,061.	50,700,000	50,700,000
Jefferies LLC, 1.97% (B), dated 07/31/2018, to be repurchased at $65,203,568 on 08/01/2018. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.50%, due 10/01/2041 - 01/15/2059, and with a total value of $66,504,001.	65,200,000	65,200,000
Nomura Securities International, Inc., 1.93% (B), dated 07/31/2018, to be repurchased at $132,907,125 on 08/01/2018. Collateralized by U.S. Government Agency Obligations and U.S. Government Obligations, 0.00% - 9.00%, due 11/08/2018 - 08/20/2061, and with a total value of $135,558,072.	132,900,000	132,900,000

Total Repurchase Agreements (Cost $299,746,633)		299,746,633

Total Investments (Cost $1,197,374,822)		1,197,374,822
Net Other Assets (Liabilities) - 0.4%		4,907,678

Net Assets - 100.0%		$ 1,202,282,500

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$251,530,871	$—	$251,530,871
Short-Term U.S. Government Agency Obligations	—	460,039,021	—	460,039,021
Short-Term U.S. Government Obligations	—	186,058,297	—	186,058,297
Repurchase Agreements	—	299,746,633	—	299,746,633

Total Investments	$—	$1,197,374,822	$—	$1,197,374,822

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Rates disclosed reflect the yields at July 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 3.2%
Boeing Co.	19,854	$ 7,073,980

Air Freight & Logistics - 0.9%
FedEx Corp.	7,887	1,939,177

Automobiles - 1.7%
Tesla, Inc. (A)	12,991	3,873,137

Banks - 3.2%
JPMorgan Chase & Co.	40,290	4,631,336
PNC Financial Services Group, Inc.	16,923	2,450,958

		7,082,294

Beverages - 0.9%
Monster Beverage Corp. (A)	32,961	1,978,319

Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (A)	18,718	2,488,745
BioMarin Pharmaceutical, Inc. (A)	22,669	2,279,595
Celgene Corp. (A)	18,223	1,641,710
Vertex Pharmaceuticals, Inc. (A)	13,772	2,410,789

		8,820,839

Capital Markets - 1.2%
Goldman Sachs Group, Inc.	10,866	2,579,914

Chemicals - 1.0%
Albemarle Corp.	23,297	2,194,577

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	21,217	4,640,370

Health Care Equipment & Supplies - 0.5%
Intuitive Surgical, Inc. (A)	2,354	1,196,279

Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	15,629	3,957,575

Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. (A)	3,100	1,344,346
Marriott International, Inc., Class A	32,706	4,181,135
McDonald’s Corp.	19,768	3,114,251

		8,639,732

Internet & Direct Marketing Retail - 11.1%
Amazon.com, Inc. (A)	7,593	13,496,102
Booking Holdings, Inc. (A)	1,823	3,698,357
Netflix, Inc. (A)	22,174	7,482,616

		24,677,075

Internet Software & Services - 15.7%
Alibaba Group Holding, Ltd., ADR (A)	43,203	8,088,898
Alphabet, Inc., Class A (A)	5,100	6,258,822
Alphabet, Inc., Class C (A)	5,153	6,272,541
Facebook, Inc., Class A (A)	43,985	7,590,931
Tencent Holdings, Ltd.	149,576	6,768,895

		34,980,087

IT Services - 10.6%
FleetCor Technologies, Inc. (A)	15,414	3,344,838
Mastercard, Inc., Class A	41,613	8,239,374

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
PayPal Holdings, Inc. (A)	40,429	$ 3,320,838
Square, Inc., Class A (A)	21,774	1,407,689
Visa, Inc., Class A	52,074	7,120,599

		23,433,338

Life Sciences Tools & Services - 1.6%
Illumina, Inc. (A)	11,088	3,596,504

Machinery - 2.1%
Caterpillar, Inc.	19,636	2,823,657
Parker-Hannifin Corp.	11,511	1,945,934

		4,769,591

Oil, Gas & Consumable Fuels - 1.2%
Concho Resources, Inc. (A)	17,640	2,572,794

Personal Products - 1.4%
Estee Lauder Cos., Inc., Class A	22,573	3,046,001

Pharmaceuticals - 2.5%
AstraZeneca PLC, ADR	71,721	2,806,442
Bristol-Myers Squibb Co.	48,061	2,823,584

		5,630,026

Semiconductors & Semiconductor Equipment - 5.0%
Broadcom, Inc.	13,553	3,005,649
NVIDIA Corp.	22,691	5,556,118
Texas Instruments, Inc.	23,560	2,622,699

		11,184,466

Software - 15.1%
Activision Blizzard, Inc.	44,740	3,284,811
Adobe Systems, Inc. (A)	25,974	6,355,318
Microsoft Corp.	93,295	9,896,733
Red Hat, Inc. (A)	22,674	3,202,249
salesforce.com, Inc. (A)	47,444	6,506,945
Splunk, Inc. (A)	21,258	2,042,894
Workday, Inc., Class A (A)	18,515	2,296,230

		33,585,180

Specialty Retail - 1.9%
Home Depot, Inc.	19,414	3,834,653
Tiffany & Co.	3,315	456,012

		4,290,665

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	46,431	8,835,355

Textiles, Apparel & Luxury Goods - 3.0%
Kering SA, ADR	68,831	3,663,874
NIKE, Inc., Class B	38,382	2,951,960

		6,615,834

Total Common Stocks (Cost $121,624,583)		221,193,109

Total Investments (Cost $121,624,583)		221,193,109
Net Other Assets (Liabilities) - 0.4%		909,306

Net Assets - 100.0%		$ 222,102,415

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$214,424,214	$6,768,895	$—	$221,193,109

Total Investments	$214,424,214	$6,768,895	$—	$221,193,109

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 34.8%
Ally Auto Receivables Trust
Series 2017-4, Class A4,
1.96%, 07/15/2022	$ 1,500,000	$ 1,465,707
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class D,
3.13%, 10/08/2020	1,270,000	1,272,157
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	749,010
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	948,509
Series 2016-1, Class D,
3.59%, 02/08/2022	1,000,000	1,003,989
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	983,761
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	986,978
Series 2017-2, Class C,
2.97%, 03/20/2023	605,000	599,618
Series 2018-1, Class D,
3.82%, 03/18/2024	4,000,000	4,003,746
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,244,508
Series 2014-1A, Class B,
2.96%, 07/20/2020 (A)	375,000	374,092
Bank of The West Auto Trust
Series 2017-1, Class D,
3.21%, 04/15/2025 (A)	2,700,000	2,630,945
Barclays Dryrock Issuance Trust
Series 2016-1, Class A,
1.52%, 05/16/2022	2,000,000	1,975,901
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,628,012
Series 2015-4, Class D,
3.62%, 05/20/2021	1,575,000	1,581,720
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	997,184
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	989,637
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	715,780
CarMax Auto Owner Trust
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	894,967
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,439,539
CCG Receivables Trust
Series 2018-1, Class B,
3.09%, 06/16/2025 (A)	2,600,000	2,566,787
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	1,192,533	1,165,487
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	327,586	321,118
CNH Equipment Trust
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	1,990,561
Series 2015-B, Class A3,
1.37%, 07/15/2020	134,669	134,310
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,818,584
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,110,415

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust (continued)
Series 2018-A, Class B,
3.47%, 10/15/2025	$ 1,700,000	$ 1,704,748
Colony American Homes
Series 2015-1A, Class A,
1-Month LIBOR + 1.20%, 3.28% (B), 07/17/2032 (A)	1,491,325	1,491,471
Colony Starwood Homes Trust
Series 2016-1A, Class C,
1-Month LIBOR + 2.65%, 4.72% (B), 07/17/2033 (A)	1,242,107	1,243,134
Dell Equipment Finance Trust
Series 2017-2, Class C,
2.73%, 10/24/2022 (A)	2,450,000	2,414,288
Discover Card Execution Note Trust
Series 2015-A4, Class A4,
2.19%, 04/17/2023	3,000,000	2,945,876
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2,
3.65%, 08/01/2019	84,794	84,788
Evergreen Credit Card Trust
Series 2018-1, Class A,
2.95%, 03/15/2023 (A)	1,000,000	993,900
Ford Credit Auto Lease Trust
Series 2018-A, Class B,
3.17%, 09/15/2021	1,250,000	1,246,691
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	1,418,000	1,379,708
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	1,952,875
Series 2017-A, Class C,
2.41%, 07/15/2023	2,578,000	2,525,552
Series 2017-C, Class C,
2.50%, 05/15/2024	2,000,000	1,951,234
Ford Credit Floorplan Master Owner Trust
Series 2016-5, Class A1,
1.95%, 11/15/2021	3,150,000	3,109,639
Series 2017-2, Class B,
2.34%, 09/15/2022	1,570,000	1,541,413
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class C,
2.77%, 07/17/2023	2,515,000	2,460,338
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,085,508
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	997,059
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,840,000	1,786,432
Invitation Homes Trust
Series 2018-SFR2, Class D,
1-Month LIBOR + 1.45%, 3.52% (B), 06/17/2037 (A)	3,000,000	2,994,427
John Deere Owner Trust
Series 2017-B, Class A4,
2.11%, 07/15/2024	1,300,000	1,267,625
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	884,527	866,479
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	513,818	500,072

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust (continued)
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	$ 1,216,752	$ 1,179,741
Progress Residential Trust
Series 2018-SFR1, Class C,
3.68%, 03/17/2035 (A)	3,250,000	3,195,735
Series 2018-SFR2, Class D,
4.34%, 08/17/2035 (A) (C)	2,000,000	1,997,500
Santander Drive Auto Receivables Trust
Series 2016-3, Class D,
2.80%, 08/15/2022	2,755,000	2,717,847
Series 2017-3, Class D,
3.20%, 11/15/2023	3,000,000	2,967,358
Sierra Receivables Funding Co. LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	524,521	518,828
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	281,506	279,301
Series 2015-3A, Class B,
3.08%, 09/20/2032 (A)	1,078,628	1,071,515
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	1,200,000	1,198,993
Synchrony Credit Card Master Note Trust
Series 2017-2, Class C,
3.01%, 10/15/2025	640,000	619,381
TAL Advantage V LLC
Series 2013-2A, Class A,
3.55%, 11/20/2038 (A)	346,667	343,239
Verizon Owner Trust
Series 2017-1A, Class B,
2.45%, 09/20/2021 (A)	1,350,000	1,326,331
Series 2017-2A, Class C,
2.38%, 12/20/2021 (A)	2,230,000	2,182,164
Series 2017-3A, Class C,
2.53%, 04/20/2022 (A)	765,000	749,180
Series 2018-1A, Class C,
3.20%, 09/20/2022 (A)	1,100,000	1,092,615
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	1,817,874	1,772,578
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,479,501
World Omni Automobile Lease Securitization Trust
Series 2016-A, Class A4,
1.61%, 01/15/2022	1,000,000	993,057

Total Asset-Backed Securities (Cost $100,794,732)		99,821,143

CORPORATE DEBT SECURITIES - 38.8%
Aerospace & Defense - 1.2%
General Dynamics Corp.
3.00%, 05/11/2021	1,590,000	1,583,116
Spirit AeroSystems, Inc.
3-Month LIBOR + 0.80%, 3.12% (B), 06/15/2021	1,820,000	1,823,292

		3,406,408

Airlines - 0.9%
United Airlines Pass-Through Trust
4.63%, 03/03/2024	2,661,526	2,671,639

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 10.2%
Banco del Estado de Chile
2.67%, 01/08/2021 (A) (D)	$ 1,150,000	$ 1,125,563
3.88%, 02/08/2022 (A)	1,552,000	1,558,985
Bank of America Corp.
2.25%, 04/21/2020, MTN	3,128,000	3,084,990
Bank of Montreal
3.10%, 04/13/2021, MTN	1,160,000	1,156,696
Bank of Nova Scotia
2.70%, 03/07/2022 (D)	1,270,000	1,240,724
Barclays PLC
2.75%, 11/08/2019	3,000,000	2,980,395
Citigroup, Inc.
4.05%, 07/30/2022	3,425,000	3,450,937
Citizens Bank NA
2.30%, 12/03/2018, MTN	1,625,000	1,624,040
First Republic Bank
2.38%, 06/17/2019	400,000	399,086
HSBC Bank USA NA
4.88%, 08/24/2020	2,252,000	2,317,645
Huntington National Bank
3.25%, 05/14/2021	3,000,000	2,985,689
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	2,825,000	2,828,454
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,000,000	986,113
Wells Fargo & Co.
2.50%, 03/04/2021	3,425,000	3,351,165

		29,090,482

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	2,000,000	1,973,847

Biotechnology - 1.2%
AbbVie, Inc.
2.50%, 05/14/2020	2,700,000	2,669,221
2.90%, 11/06/2022	930,000	905,724

		3,574,945

Capital Markets - 3.5%
Deutsche Bank AG
3-Month LIBOR + 1.91%, 4.26% (B), 05/10/2019 (D)	1,220,000	1,225,823
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.78%, 3.12% (B), 10/31/2022	3,500,000	3,507,667
Morgan Stanley
4.88%, 11/01/2022	5,000,000	5,187,073

		9,920,563

Consumer Finance - 3.6%
Capital One NA
2.35%, 01/31/2020	1,000,000	988,101
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	2,721,000	2,652,858
General Motors Financial Co., Inc.
4.15%, 06/19/2023	2,200,000	2,196,697
John Deere Capital Corp.
1.25%, 10/09/2019, MTN	2,875,000	2,823,041

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
PACCAR Financial Corp.
1.75%, 08/14/2018, MTN	$ 760,000	$ 759,848
Synchrony Financial
3.00%, 08/15/2019	950,000	948,593

		10,369,138

Containers & Packaging - 0.1%
WestRock MWV LLC
7.38%, 09/01/2019	380,000	396,760

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
2.80%, 02/17/2021 (D)	2,215,000	2,182,868
Verizon Communications, Inc.
3.13%, 03/16/2022	1,800,000	1,778,637

		3,961,505

Electric Utilities - 0.5%
Mississippi Power Co.
3-Month LIBOR + 0.65%, 2.99% (B), 03/27/2020	1,425,000	1,425,269

Equity Real Estate Investment Trusts - 1.2%
Kilroy Realty, LP
6.63%, 06/01/2020	3,250,000	3,426,500

Food Products - 1.2%
Campbell Soup Co.
3-Month LIBOR + 0.63%, 2.97% (B), 03/15/2021	3,300,000	3,305,071

Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.
3-Month LIBOR + 0.88%, 3.21% (B), 12/29/2020	1,650,000	1,653,048

Health Care Providers & Services - 2.2%
CVS Health Corp.
2.80%, 07/20/2020	3,500,000	3,466,667
HCA, Inc.
4.25%, 10/15/2019	2,850,000	2,867,813

		6,334,480

Industrial Conglomerates - 0.8%
General Electric Co.
3-Month LIBOR + 1.00%, 3.34% (B), 04/15/2023, MTN (D)	2,200,000	2,227,167

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 3.99% (B), 02/01/2024	2,100,000	2,141,116

Metals & Mining - 0.7%
ArcelorMittal
5.13%, 06/01/2020	1,869,000	1,917,968

Multi-Utilities - 0.9%
Public Service Co. of Oklahoma
5.15%, 12/01/2019	2,550,000	2,608,598

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 5.0%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	$ 1,512,000	$ 1,545,672
6.25%, 10/15/2022	2,000,000	2,067,600
EnLink Midstream Partners, LP
2.70%, 04/01/2019	2,110,000	2,102,299
Kinder Morgan, Inc.
3.05%, 12/01/2019	1,025,000	1,024,816
Petroleos Mexicanos
6.00%, 03/05/2020	230,000	237,238
6.38%, 02/04/2021	1,522,000	1,594,295
Phillips 66
3-Month LIBOR + 0.65%, 2.99% (B), 04/15/2019 (A)	3,000,000	3,001,117
Western Gas Partners, LP
2.60%, 08/15/2018	2,705,000	2,704,769

		14,277,806

Pharmaceuticals - 1.1%
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	695,000	685,621
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020	2,500,000	2,425,077

		3,110,698

Semiconductors & Semiconductor Equipment - 1.0%
Xilinx, Inc.
2.13%, 03/15/2019	2,870,000	2,859,489

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
5.00%, 03/30/2020	400,000	409,604

Total Corporate Debt Securities (Cost $111,575,222)		111,062,101

FOREIGN GOVERNMENT OBLIGATION - 0.3%
Republic of Korea - 0.3%
Export-Import Bank of Korea
3-Month LIBOR + 0.46%, 2.81% (B), 10/21/2019	1,000,000	999,222

Total Foreign Government Obligation (Cost $1,000,114)		999,222

MORTGAGE-BACKED SECURITIES - 13.1%
BANK, Interest Only STRIPS
Series 2018-BN12, Class XA,
0.35% (B), 05/15/2061	27,369,190	689,890
BX Commercial Mortgage Trust
Series 2018-BIOA, Class B,
1-Month LIBOR + 0.87%, 2.94% (B), 03/15/2037 (A)	2,400,000	2,390,981
BX Trust
Series 2018-MCSF, Class D,
1-Month LIBOR + 1.45%, 3.52% (B), 04/15/2035 (A)	2,000,000	1,987,476

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CLNS Trust
Series 2017-IKPR, Class B,
1-Month LIBOR + 1.00%, 3.08% (B), 06/11/2032 (A)	$ 1,600,000	$ 1,599,989
COMM Mortgage Trust
Series 2012-LC4, Class A3,
3.07%, 12/10/2044	738,318	738,205
COMM Mortgage Trust, Interest Only STRIPS
Series 2018-COR3, Class XA,
0.59% (B), 05/10/2051	19,674,128	736,588
Core Industrial Trust
Series 2015-TEXW, Class C,
3.73%, 02/10/2034 (A)	3,200,000	3,200,213
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 2.92% (B), 06/15/2034 (A)	1,600,000	1,599,997
Series 2018-BIOD, Class D,
1-Month LIBOR + 1.30%, 3.37% (B), 05/15/2035 (A)	3,000,000	2,969,961
Federal Home Loan Mortgage Corp.
3.50%, 06/25/2028	1,094,762	1,094,281
GS Mortgage Securities Corp. II
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	1,450,000	1,445,882
GS Mortgage Securities Corp. II, Interest Only STRIPS
Series 2018-GS10, Class XA,
0.48% (B), 07/10/2051	67,681,000	2,013,679
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class D,
4.07% (B), 02/10/2029 (A)	2,000,000	1,987,180
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A3,
3.14%, 06/15/2045	333,086	333,046
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class XA,
0.80% (B), 05/15/2048	43,465,800	1,834,774
Morgan Stanley Capital I Trust
Series 2014-MP, Class A,
3.47%, 08/11/2033 (A)	3,200,000	3,186,416
Series 2017-CLS, Class B,
1-Month LIBOR + 0.85%, 2.92% (B), 11/15/2034 (A)	3,000,000	2,999,057
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3,
3.40%, 05/10/2045	3,141,580	3,140,610
Series 2018-C11, Class XA,
0.98% (B), 06/15/2051	33,000,000	1,951,930
UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2018-C10, Class XA,
0.97% (B), 05/15/2051	6,289,001	442,195
Wells Fargo Commercial Mortgage Trust, Interest Only STRIPS
Series 2018-C44, Class XA,
0.77% (B), 05/15/2051	20,180,376	1,147,963

Total Mortgage-Backed Securities (Cost $37,925,627)		37,490,313

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.3%
Federal Home Loan Mortgage Corp.
1-Year CMT + 2.04%, 3.91% (B), 06/01/2033	$ 755,060	$ 791,042
4.50%, 09/01/2026	696,454	716,061
Federal National Mortgage Association
0.03% (B), 10/25/2021	31,917,589	84,007
0.12% (B), 11/25/2022	65,338,134	259,987
0.26% (B), 01/25/2022	30,349,014	211,921
1.95%, 11/01/2020	2,630,000	2,559,064
FREMF Mortgage Trust
3.95% (B), 08/25/2047 (A)	1,940,000	1,962,699
4.26% (B), 01/25/2045 (A)	1,580,000	1,612,615
Government National Mortgage Association
4.49% (B), 12/20/2061	1,144,747	1,154,506
4.64% (B), 09/20/2063	833,786	839,513
4.67% (B), 11/20/2061	306,411	308,065
4.69% (B), 02/20/2063	1,063,387	1,076,617
4.75% (B), 02/20/2061	10,036	10,162
4.84% (B), 06/20/2063	943,191	955,073
4.89% (B), 05/20/2062	733,646	744,687
4.93% (B), 05/20/2061	108,252	108,559
4.96% (B), 02/20/2061	27,005	27,595
5.26% (B), 11/20/2060	950,089	963,593
5.29% (B), 04/20/2061	444,604	451,865
5.75%, 12/15/2022	200,423	207,623

Total U.S. Government Agency Obligations (Cost $15,703,975)		15,045,254

U.S. GOVERNMENT OBLIGATION - 7.2%
U.S. Treasury - 7.2%
U.S. Treasury Note
1.50%, 05/15/2020	21,130,000	20,705,749

Total U.S. Government Obligation (Cost $20,747,615)		20,705,749

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (E)	4,690,392	4,690,392

Total Securities Lending Collateral (Cost $4,690,392)		4,690,392

Total Investments (Cost $292,437,677)		289,814,174
Net Other Assets (Liabilities) - (1.1)%		(3,212,838)

Net Assets - 100.0%		$ 286,601,336

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$99,821,143	$—	$99,821,143
Corporate Debt Securities	—	111,062,101	—	111,062,101
Foreign Government Obligation	—	999,222	—	999,222
Mortgage-Backed Securities	—	37,490,313	—	37,490,313
U.S. Government Agency Obligations	—	15,045,254	—	15,045,254
U.S. Government Obligation	—	20,705,749	—	20,705,749
Securities Lending Collateral	4,690,392	—	—	4,690,392

Total Investments	$4,690,392	$285,123,782	$—	$289,814,174

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $70,295,434, representing 24.5% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,593,818. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Rate disclosed reflects the yield at July 31, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.3%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 993,000	$ 1,000,448
6.13%, 01/15/2023 (A)	5,320,000	5,406,450
7.75%, 03/15/2020 (A)	1,814,000	1,913,770
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,549,405
5.00%, 08/01/2024 (A)	1,639,000	1,610,317
Triumph Group, Inc.
5.25%, 06/01/2022	4,732,000	4,246,970
7.75%, 08/15/2025	3,390,000	3,161,175

		18,888,535

Airlines - 1.5%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	2,740,000	2,750,275
5.50%, 10/01/2019 (A)	6,461,000	6,557,915
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	5,638,511	5,730,137
5.63%, 07/15/2022 (A)	2,886,854	2,937,374
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	637,481	653,418
6.90%, 10/19/2023	2,640,232	2,729,472
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,407,243	1,412,591
United Continental Holdings, Inc.
4.25%, 10/01/2022	615,000	601,163

		23,372,345

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026 (B)	3,500,000	3,263,750

Banks - 2.2%
Barclays PLC
Fixed until 09/15/2019, 6.63% (C), 09/15/2019 (D)	3,326,000	3,350,479
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (C), 03/14/2022 (A) (D)	3,950,000	4,038,875
Fixed until 03/30/2021, 7.63% (C), 03/30/2021 (A) (B) (D)	2,298,000	2,447,370
CIT Group, Inc.
5.00%, 08/15/2022	3,080,000	3,137,750
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	4,565,000	4,238,698
Lloyds Banking Group PLC
Fixed until 06/27/2024, 7.50% (C), 06/27/2024 (D)	5,585,000	5,766,513
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (C), 08/15/2021 (D)	3,660,000	3,949,506
Societe Generale SA
Fixed until 09/13/2021, 7.38% (C), 09/13/2021 (A) (B) (D)	5,338,000	5,611,573

		32,540,764

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.4%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	$ 5,510,000	$ 5,303,375

Building Products - 2.1%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	15,433,000	16,243,232
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	6,856,000	6,718,880
Griffon Corp.
5.25%, 03/01/2022	8,827,000	8,573,224

		31,535,336

Capital Markets - 0.9%
Credit Suisse Group AG
Fixed until 12/18/2024, 6.25% (C), 12/18/2024 (A) (D)	1,350,000	1,355,063
Fixed until 07/17/2023, 7.50% (C), 07/17/2023 (A) (D)	1,875,000	1,928,906
Fixed until 12/11/2023, 7.50% (C), 12/11/2023 (A) (D)	9,383,000	10,004,530
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (C), 08/31/2018 (D)	1,048,000	882,940

		14,171,439

Chemicals - 1.9%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	4,243,000	4,221,785
Hexion, Inc.
6.63%, 04/15/2020	5,776,000	5,443,880
7.88%, 02/15/2023	4,886,000	3,908,800
10.00%, 04/15/2020 (B)	1,821,000	1,814,171
Hexion, Inc. / Hexion Nova Scotia Finance ULC
9.00%, 11/15/2020	1,781,000	1,504,945
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	3,011,000	2,908,475
5.25%, 06/01/2027 (A) (F)	5,449,000	5,100,210
OCI NV
6.63%, 04/15/2023 (A)	2,987,000	3,051,370

		27,953,636

Commercial Services & Supplies - 1.1%
Aramark Services, Inc.
5.00%, 02/01/2028 (A)	1,768,000	1,705,590
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	2,123,000	2,141,576
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	4,368,000	4,302,480
6.38%, 04/01/2024 (A) (B)	2,208,000	2,169,360
Garda World Security Corp.
8.75%, 05/15/2025 (A)	6,008,000	6,038,040

		16,357,046

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.8%
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	$ 8,162,000	$ 8,406,860
Nokia OYJ
3.38%, 06/12/2022	3,764,000	3,632,260

		12,039,120

Construction & Engineering - 3.1%
Abengoa Abenewco 2 SAU
PIK Rate 1.25%, Cash Rate 0.25%, 03/31/2023 (A) (E)	1,915,308	129,283
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	5,914,000	5,536,983
6.88%, 02/15/2021 (A)	8,364,000	8,405,820
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	4,375,000	4,353,125
6.50%, 12/15/2020 (A)	1,972,000	1,993,692
Century Communities, Inc.
5.88%, 07/15/2025	6,073,000	5,723,803
Pisces Midco, Inc.
8.00%, 04/15/2026 (A)	7,479,000	7,703,370
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	2,392,000	2,308,280
William Lyon Homes, Inc.
5.88%, 01/31/2025	3,926,000	3,710,698
6.00%, 09/01/2023 (A)	2,000,000	1,960,000
7.00%, 08/15/2022	4,219,000	4,298,106

		46,123,160

Consumer Finance - 2.5%
Ally Financial, Inc.
5.75%, 11/20/2025 (B)	1,627,000	1,685,979
7.50%, 09/15/2020	4,468,000	4,797,515
8.00%, 03/15/2020	2,445,000	2,603,925
Altice Financing SA
6.63%, 02/15/2023 (A)	3,084,000	3,118,695
7.50%, 05/15/2026 (A)	4,860,000	4,731,696
Navient Corp.
4.88%, 06/17/2019, MTN	1,573,000	1,586,764
5.00%, 10/26/2020	2,713,000	2,713,000
5.88%, 10/25/2024	2,955,000	2,858,962
6.50%, 06/15/2022	3,408,000	3,480,420
6.63%, 07/26/2021	1,020,000	1,053,150
6.75%, 06/15/2026	2,201,000	2,167,985
Springleaf Finance Corp.
5.25%, 12/15/2019	3,975,000	4,039,594
6.00%, 06/01/2020	2,178,000	2,243,340
8.25%, 12/15/2020	551,000	596,457

		37,677,482

Containers & Packaging - 2.6%
ARD Finance SA
PIK Rate 7.88%, Cash Rate 7.13%, 09/15/2023 (E)	3,766,000	3,803,660
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	3,857,000	3,765,396
7.25%, 05/15/2024 (A)	4,840,000	5,045,700
BWAY Holding Co.
5.50%, 04/15/2024 (A)	4,931,000	4,813,889
7.25%, 04/15/2025 (A)	1,207,000	1,176,071

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026 (A) (B)	$ 1,755,000	$ 1,649,700
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A) (B)	2,805,000	2,727,862
7.88%, 07/15/2026 (A)	1,779,000	1,791,275
OI European Group BV
4.00%, 03/15/2023 (A)	2,545,000	2,405,025
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	3,860,000	3,917,900
6.38%, 08/15/2025 (A)	820,000	840,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,268,000	2,255,299
5.75%, 10/15/2020	721,985	723,285
6.88%, 02/15/2021	1,429,467	1,443,761
7.00%, 07/15/2024 (A)	3,080,000	3,118,500

		39,477,823

Diversified Financial Services - 2.6%
Avation Capital SA
6.50%, 05/15/2021 (A)	3,305,000	3,325,491
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (A)	9,135,000	8,997,975
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.57% (C), 12/21/2065 (A)	8,362,000	7,640,777
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.82% (C), 12/21/2065 (A)	1,171,000	1,065,610
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (A)	2,767,000	2,711,660
7.38%, 04/01/2020 (A)	500,000	508,750
7.50%, 04/15/2021 (A)	4,254,000	4,339,080
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	5,770,000	5,770,635
Travelport Corporate Finance PLC
6.00%, 03/15/2026 (A)	4,377,000	4,453,598

		38,813,576

Diversified Telecommunication Services - 7.1%
CenturyLink, Inc.
6.45%, 06/15/2021	3,273,000	3,375,281
6.75%, 12/01/2023 (B)	5,181,000	5,310,525
7.50%, 04/01/2024 (B)	1,917,000	2,003,284
7.60%, 09/15/2039	7,755,000	6,436,650
7.65%, 03/15/2042	9,018,000	7,552,575
Frontier Communications Corp.
7.63%, 04/15/2024	10,316,000	6,963,300
8.50%, 04/01/2026 (A)	1,542,000	1,480,320
8.75%, 04/15/2022 (B)	2,766,000	2,340,728
9.00%, 08/15/2031 (B)	7,484,000	4,836,535
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	313,240
6.63%, 08/01/2026	4,443,000	4,231,958
7.63%, 06/15/2021	10,851,000	11,637,697
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	8,149,000	8,171,817
8.00%, 02/15/2024 (A)	1,247,000	1,315,585
9.50%, 09/30/2022 (A)	2,165,000	2,500,575

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Level 3 Parent LLC
5.75%, 12/01/2022	$ 2,918,000	$ 2,928,943
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	5,621,000	5,424,265
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	7,140,000	6,689,288
6.38%, 04/15/2023 (A)	9,479,000	9,739,672
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	7,038,000	6,615,720
Windstream Services LLC / Windstream Finance Corp.
6.38%, 08/01/2023 (A) (B)	4,403,000	2,553,740
7.75%, 10/01/2021	2,414,000	1,931,200
8.63%, 10/31/2025 (A) (B)	2,500,000	2,337,500

		106,690,398

Electric Utilities - 0.8%
Elwood Energy LLC
8.16%, 07/05/2026	5,535,036	6,116,214
Red Oak Power LLC
9.20%, 11/30/2029	4,585,000	5,221,169

		11,337,383

Energy Equipment & Services - 3.5%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	5,472,000	4,986,360
7.50%, 04/01/2025 (A)	1,431,000	1,423,845
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025	3,206,000	3,366,300
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	2,935,000	2,839,613
6.75%, 08/01/2022	5,420,000	5,528,400
KCA Deutag UK Finance PLC
9.63%, 04/01/2023 (A)	5,055,000	5,073,956
Noble Holding International, Ltd.
6.05%, 03/01/2041	2,288,000	1,693,120
8.95%, 04/01/2045	2,283,000	2,100,360
NuStar Logistics, LP
4.80%, 09/01/2020	7,306,000	7,333,397
5.63%, 04/28/2027 (B)	2,956,000	2,885,795
6.75%, 02/01/2021	2,632,000	2,743,860
Rowan Cos., Inc.
4.88%, 06/01/2022	3,358,000	3,143,928
7.38%, 06/15/2025 (B)	660,000	636,075
Transocean Pontus, Ltd.
6.13%, 08/01/2025 (A)	1,286,000	1,310,125
Weatherford International LLC
6.80%, 06/15/2037	4,470,000	3,553,650
9.88%, 03/01/2025 (A) (B)	906,000	918,458
Weatherford International, Ltd.
6.75%, 09/15/2040 (B)	3,577,000	2,825,830

		52,363,072

Equity Real Estate Investment Trusts - 2.5%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	7,893,000	6,983,976
5.95%, 12/15/2026 (B)	2,562,000	2,208,052
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	2,059,000	2,053,853
5.25%, 03/15/2028 (A)	8,257,000	7,637,725
iStar, Inc.
5.00%, 07/01/2019	1,936,000	1,938,904

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
iStar, Inc. (continued)
5.25%, 09/15/2022	$ 1,438,000	$ 1,402,050
6.00%, 04/01/2022	4,917,000	4,929,292
SBA Communications Corp.
4.00%, 10/01/2022	4,665,000	4,514,880
4.88%, 07/15/2022	6,000,000	5,977,500

		37,646,232

Food & Staples Retailing - 0.9%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025	5,727,000	5,154,300
6.63%, 06/15/2024	3,659,000	3,503,492
Rite Aid Corp.
6.13%, 04/01/2023 (A)	4,999,000	5,023,995

		13,681,787

Food Products - 1.7%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	2,789,000	2,611,229
7.25%, 06/01/2021 (A)	3,698,000	3,721,113
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	4,875,000	4,545,937
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	4,143,000	3,904,777
5.63%, 01/15/2028 (A)	2,756,000	2,625,090
8.00%, 07/15/2025 (A)	3,498,000	3,865,290
Simmons Foods, Inc.
5.75%, 11/01/2024 (A)	531,000	439,403
7.75%, 01/15/2024 (A)	4,200,000	4,326,000

		26,038,839

Gas Utilities - 0.1%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (B)	2,408,000	2,082,920

Health Care Equipment & Supplies - 1.0%
DJO Finance LLC / DJO Finance Corp.
8.13%, 06/15/2021 (A)	6,616,000	6,797,940
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A) (B)	2,890,000	2,369,800
5.75%, 08/01/2022 (A) (B)	6,275,000	5,710,250

		14,877,990

Health Care Providers & Services - 4.9%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	1,445,000	1,363,719
6.25%, 03/31/2023	2,212,000	2,057,160
6.88%, 02/01/2022	10,010,000	4,904,900
8.13%, 06/30/2024 (A) (B)	1,120,000	921,200
DaVita, Inc.
5.13%, 07/15/2024	1,169,000	1,137,583
5.75%, 08/15/2022	3,863,000	3,930,603
Encompass Health Corp.
5.75%, 11/01/2024 - 09/15/2025	9,123,000	9,218,011
HCA Healthcare, Inc.
6.25%, 02/15/2021	6,888,000	7,172,130
HCA, Inc.
5.88%, 03/15/2022 - 02/15/2026	12,844,000	13,352,133
7.50%, 02/15/2022 - 11/06/2033	7,670,000	8,400,600
LifePoint Health, Inc.
5.50%, 12/01/2021	4,540,000	4,619,450
Tenet Healthcare Corp.
4.38%, 10/01/2021	2,745,000	2,734,706
5.13%, 05/01/2025	1,268,000	1,229,960
6.00%, 10/01/2020	1,503,000	1,561,241

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.75%, 06/15/2023 (B)	$ 2,401,000	$ 2,437,495
8.13%, 04/01/2022	8,270,000	8,807,550

		73,848,441

Health Care Technology - 0.1%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (A)	1,987,000	1,922,423

Hotels, Restaurants & Leisure - 6.7%
Boyd Gaming Corp. 6.00%, 08/15/2026 (A)	1,911,000	1,920,555
6.38%, 04/01/2026	2,760,000	2,822,100
6.88%, 05/15/2023	6,165,000	6,482,867
Boyne USA, Inc. 7.25%, 05/01/2025 (A)	4,283,000	4,475,735
GLP Capital, LP / GLP Financing II, Inc. 5.25%, 06/01/2025	3,831,000	3,901,462
Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026 (A)	4,585,000	4,585,000
International Game Technology PLC 6.25%, 02/15/2022 (A)	6,679,000	6,912,765
6.50%, 02/15/2025 (A)	946,000	999,269
KFC Holding Co. / Pizza Hut Holdings LLC 5.25%, 06/01/2026 (A)	1,953,000	1,918,217
MGM Resorts International 5.75%, 06/15/2025	3,846,000	3,878,460
6.00%, 03/15/2023	2,642,000	2,737,773
6.63%, 12/15/2021	8,229,000	8,769,398
NCL Corp., Ltd. 4.75%, 12/15/2021 (A)	4,102,000	4,107,128
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021 (A)	5,046,000	5,014,462
Scientific Games International, Inc. 5.00%, 10/15/2025 (A)	3,947,000	3,799,027
10.00%, 12/01/2022	13,901,000	14,839,317
Viking Cruises, Ltd. 5.88%, 09/15/2027 (A)	10,904,000	10,675,016
6.25%, 05/15/2025 (A)	4,926,000	4,944,473
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.63%, 09/15/2049 (A) (F) (G) (H) (I) (J) (K)	1,066,313	0
Wyndham Destinations, Inc. 4.15%, 04/01/2024	6,321,000	6,218,284
4.50%, 04/01/2027	1,613,000	1,576,708

		100,578,016

Household Durables - 2.0%
Beazer Homes USA, Inc. 5.88%, 10/15/2027 (B)	4,635,000	4,067,212
6.75%, 03/15/2025	2,824,000	2,654,560
7.25%, 02/01/2023	268,000	273,695
8.75%, 03/15/2022	2,220,000	2,357,751
KB Home 7.50%, 09/15/2022	4,108,000	4,375,020
7.63%, 05/15/2023	5,380,000	5,743,150
Lennar Corp. 4.75%, 11/29/2027	3,513,000	3,302,220
5.00%, 06/15/2027	2,778,000	2,632,155
Meritage Homes Corp. 5.13%, 06/06/2027	2,829,000	2,595,608
7.15%, 04/15/2020	2,721,000	2,843,445

		30,844,816

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 1.9%
Calpine Corp. 5.25%, 06/01/2026 (A)	$ 5,354,000	$ 5,059,530
5.50%, 02/01/2024	2,247,000	2,078,475
5.75%, 01/15/2025 (B)	4,948,000	4,552,160
6.00%, 01/15/2022 (A)	5,079,000	5,167,882
NRG Energy, Inc. 7.25%, 05/15/2026	5,972,000	6,360,180
Vistra Energy Corp. 7.63%, 11/01/2024	3,474,000	3,722,565
8.00%, 01/15/2025 (A)	1,894,000	2,057,358

		28,998,150

Insurance - 1.4%
Genworth Holdings, Inc. 4.80%, 02/15/2024	2,000,000	1,770,000
4.90%, 08/15/2023 (B)	2,924,000	2,646,220
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 4.47% (C), 02/12/2067 (A)	8,676,000	8,155,440
Lincoln National Corp. 3-Month LIBOR + 2.36%, 4.68% (C), 05/17/2066	9,729,000	9,193,905

		21,765,565

Internet & Catalog Retail - 0.3%
NetFlix, Inc. 5.88%, 11/15/2028 (A)	3,851,000	3,860,627

IT Services - 0.9%
First Data Corp. 5.00%, 01/15/2024 (A)	2,523,000	2,549,807
5.75%, 01/15/2024 (A)	4,320,000	4,418,064
7.00%, 12/01/2023 (A)	6,287,000	6,577,774

		13,545,645

Leisure Products - 0.6%
Mattel, Inc. 3.15%, 03/15/2023 (B)	1,554,000	1,348,095
4.35%, 10/01/2020 (B)	1,798,000	1,780,020
5.45%, 11/01/2041	1,400,000	1,113,000
6.75%, 12/31/2025 (A)	5,037,000	4,879,594

		9,120,709

Machinery - 1.4%
Meritor, Inc. 6.25%, 02/15/2024	8,976,000	8,998,440
Novelis Corp. 5.88%, 09/30/2026 (A)	3,626,000	3,476,428
6.25%, 08/15/2024 (A)	3,525,000	3,533,812
Xerium Technologies, Inc. 9.50%, 08/15/2021	5,324,000	5,603,510

		21,612,190

Media - 8.5%
Adelphia Communications Corp. 9.25%, 10/01/2049 (H) (I) (K) (L)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (H) (I) (K) (L)	1,460,000	102
Altice France SA 7.38%, 05/01/2026 (A)	9,629,000	9,520,674

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Altice Luxembourg SA 7.63%, 02/15/2025 (A) (B)	$ 1,450,000	$ 1,344,875
Cablevision Systems Corp. 8.00%, 04/15/2020	2,116,000	2,219,790
CCO Holdings LLC / CCO Holdings Capital Corp. 5.00%, 02/01/2028 (A)	3,937,000	3,698,319
5.25%, 03/15/2021	1,870,000	1,888,700
5.50%, 05/01/2026 (A)	7,593,000	7,460,122
5.75%, 01/15/2024	2,255,000	2,277,550
5.75%, 02/15/2026 (A)	2,464,000	2,448,600
5.88%, 04/01/2024 (A)	1,000,000	1,017,500
Cequel Communications Holdings I LLC / Cequel Capital Corp. 7.50%, 04/01/2028 (A)	2,864,000	2,952,211
7.75%, 07/15/2025 (A)	2,286,000	2,403,158
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	11,838,000	12,069,714
7.63%, 03/15/2020 (B)	3,456,000	3,438,720
7.63%, 03/15/2020	5,503,000	5,515,107
CSC Holdings LLC 6.63%, 10/15/2025 (A)	9,767,000	10,084,427
10.13%, 01/15/2023 (A)	2,874,000	3,161,400
10.88%, 10/15/2025 (A)	2,107,000	2,444,120
DISH DBS Corp. 5.00%, 03/15/2023 (B)	5,275,000	4,562,875
5.88%, 07/15/2022 (B)	2,558,000	2,391,730
6.75%, 06/01/2021	5,292,000	5,320,048
7.75%, 07/01/2026 (B)	13,227,000	11,557,091
7.88%, 09/01/2019	1,453,000	1,505,671
Unitymedia GmbH 6.13%, 01/15/2025 (A)	4,782,000	4,972,802
Univision Communications, Inc. 5.13%, 02/15/2025 (A)	9,863,000	9,147,932
6.75%, 09/15/2022 (A)	7,592,000	7,753,330
Ziggo BV 5.50%, 01/15/2027 (A)	7,641,000	7,278,053

		128,434,712

Metals & Mining - 3.1%
Cleveland-Cliffs, Inc. 4.88%, 01/15/2024 (A)	3,126,000	3,055,665
5.75%, 03/01/2025 (B)	2,732,000	2,650,040
Constellium NV 6.63%, 03/01/2025 (A)	5,275,000	5,378,865
First Quantum Minerals, Ltd. 6.50%, 03/01/2024 (A)	3,510,000	3,417,862
7.00%, 02/15/2021 (A)	2,126,000	2,147,260
7.25%, 04/01/2023 (A)	5,323,000	5,342,961
Freeport-McMoRan, Inc. 5.45%, 03/15/2043	5,050,000	4,484,400
6.88%, 02/15/2023	4,974,000	5,322,180
New Gold, Inc. 6.25%, 11/15/2022 (A)	2,858,000	2,693,665
6.38%, 05/15/2025 (A) (B)	4,117,000	3,746,470
Teck Resources, Ltd. 6.00%, 08/15/2040	6,513,000	6,578,130
6.25%, 07/15/2041	643,000	670,328
8.50%, 06/01/2024 (A)	978,000	1,077,022

		46,564,848

Oil, Gas & Consumable Fuels - 10.3%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp. 7.88%, 12/15/2024	3,550,000	3,692,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Andeavor Logistics, LP / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	$ 2,090,000	$ 2,225,035
Callon Petroleum Co. 6.13%, 10/01/2024	5,722,000	5,807,830
6.38%, 07/01/2026 (A)	1,680,000	1,694,700
Carrizo Oil & Gas, Inc. 6.25%, 04/15/2023 (B)	2,263,000	2,302,603
7.50%, 09/15/2020	917,000	918,146
8.25%, 07/15/2025	4,208,000	4,544,640
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	2,801,000	2,948,052
Chesapeake Energy Corp. 8.00%, 12/15/2022 (A)	2,533,000	2,672,315
8.00%, 06/15/2027 (B)	4,547,000	4,649,307
CITGO Petroleum Corp. 6.25%, 08/15/2022 (A)	4,889,000	4,925,667
Continental Resources, Inc. 5.00%, 09/15/2022	4,247,000	4,309,631
CrownRock, LP / CrownRock Finance, Inc. 5.63%, 10/15/2025 (A)	3,256,000	3,142,040
DCP Midstream, LP
Fixed until 12/15/2022, 7.38% (C), 12/15/2022 (D)	4,849,000	4,812,632
Denbury Resources, Inc. 9.00%, 05/15/2021 (A)	4,262,000	4,533,702
Diamondback Energy, Inc. 5.38%, 05/31/2025 (A)	1,507,000	1,503,233
EP Energy LLC / Everest Acquisition Finance, Inc. 7.75%, 05/15/2026 (A)	2,710,000	2,764,200
8.00%, 11/29/2024 (A) (B)	1,076,000	1,086,760
9.38%, 05/01/2024 (A)	2,225,000	1,830,063
Gulfport Energy Corp. 6.00%, 10/15/2024 (B)	1,670,000	1,611,550
6.38%, 05/15/2025 - 01/15/2026	5,590,000	5,420,198
HighPoint Operating Corp. 8.75%, 06/15/2025	2,358,000	2,523,060
Kinder Morgan, Inc. 7.75%, 01/15/2032, MTN	626,000	776,978
8.05%, 10/15/2030, MTN	2,486,000	3,010,053
Oasis Petroleum, Inc. 6.25%, 05/01/2026 (A)	2,399,000	2,410,995
6.88%, 03/15/2022	5,736,000	5,843,550
Parsley Energy LLC / Parsley Finance Corp. 5.25%, 08/15/2025 (A)	1,778,000	1,755,775
5.38%, 01/15/2025 (A)	3,704,000	3,685,480
PDC Energy, Inc. 6.13%, 09/15/2024	5,709,000	5,730,409
QEP Resources, Inc. 5.63%, 03/01/2026 (B)	2,347,000	2,258,988
Shelf Drilling Holdings, Ltd. 8.25%, 02/15/2025 (A)	4,416,000	4,504,320
SM Energy Co. 6.13%, 11/15/2022 (B)	3,265,000	3,346,625
6.50%, 01/01/2023	723,000	733,845
6.75%, 09/15/2026 (B)	812,000	826,210
Southwestern Energy Co. 7.50%, 04/01/2026	4,043,000	4,169,344
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75%, 04/15/2025	2,540,000	2,438,400

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Partners, LP
Fixed until 12/15/2022, 9.50% (C), 12/15/2022 (D)	$ 4,110,000	$ 4,089,450
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 5.00%, 01/15/2028 (A)	1,640,000	1,547,750
5.13%, 02/01/2025	6,256,000	6,224,720
5.88%, 04/15/2026 (A)	3,398,000	3,465,960
6.75%, 03/15/2024	5,238,000	5,526,090
Ultra Resources, Inc. 6.88%, 04/15/2022 (A) (B)	811,000	525,123
7.13%, 04/15/2025 (A) (B)	3,098,000	1,858,800
Whiting Petroleum Corp. 5.75%, 03/15/2021	4,427,000	4,515,540
6.63%, 01/15/2026 (B)	1,575,000	1,631,109
WildHorse Resource Development Corp. 6.88%, 02/01/2025	5,547,000	5,602,470
6.88%, 02/01/2025 (A)	800,000	808,000
WPX Energy, Inc. 5.25%, 09/15/2024	3,026,000	3,007,087
6.00%, 01/15/2022	766,000	794,725
8.25%, 08/01/2023	4,190,000	4,740,147

		155,745,307

Paper & Forest Products - 0.4%
Norbord, Inc. 6.25%, 04/15/2023 (A)	5,450,000	5,688,982

Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75%, 02/15/2021 (B)	4,928,000	3,757,600

Pharmaceuticals - 2.2%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (A)	1,183,000	1,185,129
5.88%, 05/15/2023 (A)	19,332,000	18,568,386
6.13%, 04/15/2025 (A)	465,000	435,938
6.50%, 03/15/2022 (A)	866,000	902,978
Endo Dac / Endo Finance LLC 6.00%, 07/15/2023 (A)	8,012,000	6,810,200
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/2021	1,000,000	932,427
6.75%, 03/01/2028 (B)	4,473,000	4,771,690

		33,606,748

Real Estate Management & Development - 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp. 4.88%, 06/01/2023 (A)	1,448,000	1,348,088
5.25%, 12/01/2021 (A) (B)	1,617,000	1,621,043

		2,969,131

Road & Rail - 0.3%
Hertz Corp. 5.50%, 10/15/2024 (A) (B)	2,802,000	2,206,575
6.25%, 10/15/2022 (B)	2,692,000	2,409,340

		4,615,915

Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC 3.88%, 09/01/2022 (A)	4,738,000	4,666,930

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.1%
Infor US, Inc.
5.75%, 08/15/2020 (A)	$ 5,221,000	$ 5,292,788
6.50%, 05/15/2022	7,346,000	7,437,825
Sophia, LP / Sophia Finance, Inc. 9.00%, 09/30/2023 (A)	4,361,000	4,529,989

		17,260,602

Specialty Retail - 1.0%
L Brands, Inc. 6.75%, 07/01/2036	4,502,000	3,804,190
6.88%, 11/01/2035	6,144,000	5,276,160
PetSmart, Inc. 5.88%, 06/01/2025 (A) (B)	7,496,000	5,884,360

		14,964,710

Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC / EMC Corp. 5.45%, 06/15/2023 (A)	2,276,000	2,391,885
5.88%, 06/15/2021 (A)	3,794,000	3,885,198
7.13%, 06/15/2024 (A)	3,740,000	4,020,500
8.35%, 07/15/2046 (A)	2,841,000	3,497,283
Diebold Nixdorf, Inc. 8.50%, 04/15/2024 (B)	7,304,000	6,719,680
Seagate HDD Cayman 4.25%, 03/01/2022	1,855,000	1,853,971
4.75%, 06/01/2023 - 01/01/2025	4,199,000	4,130,560
4.88%, 03/01/2024	317,000	312,948
Western Digital Corp. 4.75%, 02/15/2026	3,468,000	3,409,477

		30,221,502

Trading Companies & Distributors - 0.8%
United Rentals North America, Inc. 4.63%, 10/15/2025	359,000	346,435
4.88%, 01/15/2028	1,512,000	1,412,329
5.50%, 07/15/2025 - 05/15/2027	10,055,000	10,178,399

		11,937,163

Wireless Telecommunication Services - 2.9%
Sprint Communications, Inc. 11.50%, 11/15/2021	4,758,000	5,566,860
Sprint Corp. 7.13%, 06/15/2024	8,685,000	8,918,409
7.25%, 09/15/2021	3,268,000	3,435,485
7.63%, 03/01/2026	1,850,000	1,919,375
7.88%, 09/15/2023	11,023,000	11,767,052
T-Mobile USA, Inc. 4.00%, 04/15/2022	2,493,000	2,464,954
4.50%, 02/01/2026	2,854,000	2,682,760
6.50%, 01/15/2024	1,882,000	1,961,985
Wind Tre SpA 5.00%, 01/20/2026(A)	6,258,000	5,620,310

		44,337,190

Total Corporate Debt Securities (Cost $1,450,811,770)		1,423,103,930

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 1.0%
Communications Equipment - 0.4%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.32% (C), 12/15/2024	$ 5,472,500	$ 5,494,001

Electrical Equipment - 0.0% (M)
Atkore International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.09% (C), 12/22/2023	645,134	646,142

Energy Equipment & Services - 0.3%
Weatherford International, Ltd.
Term Loan,
1-Month LIBOR + 2.08%, 3.51% (C), 07/13/2020	5,105,882	5,042,059

Machinery - 0.3%
Cortes NP Acquisition Corp.
Term Loan B,
1-Month LIBOR + 4.00%, 6.10% (C), 11/30/2023	3,723,168	3,699,898

Total Loan Assignments (Cost $14,949,381)		14,882,100

	Shares	Value
COMMON STOCK - 0.3%
Electric Utilities - 0.3%
Homer City Generation LLC (H) (I) (J) (K)	270,659	3,948,915

Total Common Stock (Cost $13,906,766)		3,948,915

PREFERRED STOCKS - 1.4%
Banks - 1.0%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.13% (C)	569,050	15,119,658

Building Products - 0.4%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00% (E) (H) (I) (K)	9,530,541	6,861,990

Total Preferred Stocks (Cost $23,886,212)		21,981,648

WARRANTS - 0.0% (M)
Building Products - 0.0% (M)
Associated Materials Group, Inc., (H) (I) (J) (K)
Exercise Price $0,
Expiration Date 11/17/2023	116,602	73,459

Food Products - 0.0%
American Seafoods Group LLC, (F) (H) (I) (J) (K)
Exercise Price $0,
Expiration Date 05/15/2018	1,265	0

Total Warrants (Cost $16,134)		73,459

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (N)	115,788,960	$ 115,788,960

Total Securities Lending Collateral (Cost $115,788,960)		115,788,960

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.05% (N), dated 07/31/2018, to be repurchased at $11,994,831 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $12,238,876.	$ 11,994,481	11,994,481

Total Repurchase Agreement (Cost $11,994,481)		11,994,481

Total Investments (Cost $1,631,353,704)		1,591,773,493
Net Other Assets (Liabilities) - (5.5)%		(83,487,382)

Net Assets - 100.0%		$ 1,508,286,111

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,423,103,737	$193	$1,423,103,930
Loan Assignments	—	14,882,100	—	14,882,100
Common Stock	—	—	3,948,915	3,948,915
Preferred Stocks	15,119,658	—	6,861,990	21,981,648
Warrants	—	—	73,459	73,459
Securities Lending Collateral	115,788,960	—	—	115,788,960
Repurchase Agreement	—	11,994,481	—	11,994,481

Total Investments	$130,908,618	$1,449,980,318	$10,884,557	$1,591,773,493

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $664,108,991, representing 44.0% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $113,388,820. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Securities deemed worthless.
(G)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2018, the value of this security is $0, representing less than 0.1% of the Fund net assets.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2018, the total value of securities is $10,884,557, representing 0.7% of the Fund’s net assets.
(I)	Illiquid security. At July 31, 2018, the value of such securities amounted to $10,884,557 or 0.7% of the Fund’s net assets.
(J)	Non-income producing securities.
(K)	Securities are Level 3 of the fair value hierarchy.
(L)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(M)	Percentage rounds to less than 0.1% or (0.1)%.
(N)	Rates disclosed reflect the yields at July 31, 2018.
(O)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-kind

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 1.3%
Diversified Consumer Services - 0.7%
Empire Springs Charter School, Inc.
5.75%, 09/15/2019 (A) (B) (C)	$ 750,000	$ 750,000

Food & Staples Retailing - 0.6%
Ingles Markets, Inc.
5.75%, 06/15/2023	582,000	583,455

Total Corporate Debt Securities (Cost $1,328,106)		1,333,455

MUNICIPAL GOVERNMENT OBLIGATIONS - 93.6%
Alabama - 0.6%
Alabama Industrial Development Authority, Revenue Bonds,
6.45% (D), 12/01/2023	175,000	174,982
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	25,000	25,646
Series B,
7.38%, 12/01/2030	385,000	400,308

		600,936

Arizona - 2.8%
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (A) (E)	600,000	610,524
Series A,
4.00%, 07/01/2022 (E)	500,000	489,875
Industrial Development Authority of the County of Pima, Revenue Bonds,
6.95%, 07/01/2041	70,000	70,090
Industrial Development Authority of the County of Yavapai, Revenue Bonds,
Series B,
4.50%, 09/01/2018 (E)	20,000	19,988
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (E)	500,000	503,050
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	510,000	536,862
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
5.35%, 10/01/2025 (E)	750,000	772,792

		3,003,181

California - 8.0%
Butte County Housing Authority, Revenue Bonds,
Series A,
7.25%, 10/01/2030	50,000	50,224
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (F), 06/01/2046	250,000	251,110
5.75%, 06/01/2029	25,000	25,274
5.88%, 06/01/2035	100,000	101,038

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2038 (E)	$ 700,000	$ 722,855
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 11/01/2048	950,000	1,032,640
6.00%, 12/01/2024	90,000	94,378
Series A,
5.25%, 12/01/2056 (E)	500,000	536,075
California Statewide Financing Authority, Revenue Bonds,
Series A,
5.63%, 05/01/2029	40,000	40,041
Cypress School District, General Obligation Unlimited,
Zero Coupon (F), 08/01/2050	100,000	70,478
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2026 - 06/01/2047	3,600,000	3,798,497
5.13%, 06/01/2047	1,060,000	1,063,975
Hesperia Unified School District, Certificate of Participation,
BAM,
3.00%, 02/01/2034	225,000	213,185
Inland Empire Tobacco Securitization Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2021	10,000	10,005
Los Angeles Department of Water & Power System Revenue, Revenue Bonds,
Series B,
5.00%, 07/01/2023	50,000	57,720
Rio Vista Community Facilities District, Special Tax,
Series 1,
5.85%, 09/01/2035	25,000	25,092
Santee School District, General Obligation Unlimited,
Series E, AGM,
Zero Coupon, 05/01/2051	150,000	37,874
Shandon Joint Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/01/2037	245,000	260,611
Stockton Public Financing Authority, Revenue Bonds,
Series A, NATL,
4.25%, 08/01/2024	15,000	15,000
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	50,000	50,269
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
4.75%, 06/01/2025	25,000	25,135
5.13%, 06/01/2046	70,000	70,377

		8,551,853

Colorado - 10.2%
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series B,
7.25%, 12/15/2047	500,000	502,120

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2047	$ 500,000	$ 511,360
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	1,000,000	999,860
Buffalo Ridge Metropolitan District, General Obligation Limited,
Series B,
7.38%, 12/15/2047	1,000,000	1,002,750
Canyons Metropolitan District No. 5, General Obligation Limited
Series A,
6.00%, 12/01/2037	1,000,000	1,020,080
Series B,
8.00%, 12/15/2047 05/17/2017	500,000	507,015
Cherrylane Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2047	500,000	502,980
Clear Creek Station Metropolitan District No. 2, General Obligation Limited,
Series A,
4.38%, 12/01/2032	500,000	504,505
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.75%, 06/15/2047	515,000	490,507
Series A,
3.25%, 06/01/2046	715,000	627,627
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,057,550
Copperleaf Metropolitan District No. 3, General Obligation Limited,
Series A,
5.00%, 12/01/2037	500,000	492,655
Denver Connection West Metropolitan District, General Obligation Limited,
Series A,
5.38%, 08/01/2047	500,000	500,710
Gateway Regional Metropolitan District, General Obligation Limited,
AGM,
3.13%, 12/01/2041	140,000	127,694
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	480,000	479,981
Lakes at Centerra Metropolitan District No. 2, General Obligation Limited,
Series B,
7.63%, 12/15/2047	500,000	500,430
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	60,000	82,553

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Whispering Pines Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2037	$ 1,000,000	$ 1,010,940

		10,921,317

Connecticut - 0.5%
Connecticut Housing Finance Authority, Revenue Bonds,
Series C2,
2.70%, 11/15/2031	135,000	126,479
Town of North Haven, General Obligation Unlimited,
2.25%, 06/01/2024	365,000	362,821

		489,300

Delaware - 0.3%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	300,000	320,958

District of Columbia - 1.0%
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	15,000	16,927
6.75%, 05/15/2040	1,000,000	1,039,970
Series A,
Zero Coupon, 06/15/2046	100,000	17,541

		1,074,438

Florida - 2.4%
Cape Coral Health Facilities Authority, Revenue Bonds,
6.00%, 07/01/2050 (E)	375,000	403,477
Capital Trust Agency, Inc., Revenue Bonds
5.00%, 07/01/2046 (E)	750,000	764,010
Series A,
5.00%, 07/01/2050	600,000	617,634
Florida Housing Finance Corp., Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.20%, 07/01/2030	215,000	215,456
Northern Palm Beach County Improvement District, Special Assessment,
5.13%, 08/01/2022	15,000	15,580
Sarasota National Community Development District, Special Assessment,
5.30%, 05/01/2039	25,000	25,003
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (D), 08/01/2047	500,000	498,815

		2,539,975

Georgia - 0.1%
Atlanta Development Authority, Revenue Bonds,
Series A, ACA,
6.25%, 07/01/2036	10,000	9,999
County of Meriwether, General Obligation Unlimited,
BAM,
4.00%, 03/01/2027	110,000	121,864

		131,863

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Hawaii - 0.3%
State of Hawaii Department of Transportation, Revenue Bonds,
5.63%, 11/15/2027	$ 295,000	$ 295,646

Idaho - 0.4%
Idaho Health Facilities Authority, Revenue Bonds,
6.00%, 03/01/2029	20,000	20,010
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
5.00%, 06/01/2035	425,000	456,994

		477,004

Illinois - 9.2%
Chicago Board of Education, General Obligation Unlimited
Series A, AGC-ICC,
5.25%, 12/01/2026	125,000	126,415
Series C, AGM,
5.00%, 12/01/2027	20,000	20,204
City of Chicago, General Obligation Unlimited
Series A,
5.00%, 01/01/2033	285,000	292,353
5.25%, 01/01/2027	10,000	10,018
6.00%, 01/01/2038	1,000,000	1,126,430
Series A, AGM,
4.75%, 01/01/2036	50,000	50,178
5.00%, 01/01/2026	35,000	36,267
Series A, NATL,
5.00%, 01/01/2029	30,000	30,095
Series B, AGM,
5.00%, 01/01/2029	75,000	75,208
Series C,
Zero Coupon, 01/01/2024	75,000	60,816
5.00%, 01/01/2026 - 01/01/2038	1,175,000	1,224,696
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	30,000	30,089
Series D,
4.30%, 01/01/2024	15,000	15,054
Series D, AMBAC,
5.00%, 12/01/2022	20,000	20,071
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2026	15,000	16,293
Cook County High School District No. 220, General Obligation Limited,
BAM-TCRS,
3.00%, 12/01/2022	225,000	228,382
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	178,000	184,858
4.20%, 12/01/2027	361,000	388,797
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	515,000	507,934
6.25%, 12/01/2053	850,000	899,657
Series A,
5.00%, 07/01/2020	50,000	51,272
Series A-1,
4.50%, 12/01/2052	1,005,000	979,212
Series C,
5.00%, 08/15/2021	30,000	32,684

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Lake County School District No. 38, General Obligation Unlimited,
AMBAC,
Zero Coupon, 02/01/2020	$ 60,000	$ 57,469
Lombard Public Facilities Corp., Revenue Bonds,
Series A-2, ACA-CBI,
5.50%, 01/01/2025	50,000	48,942
Metropolitan Pier & Exposition Authority, Revenue Bonds,
Series B, AGM,
5.00%, 06/15/2050	20,000	20,732
South Sangamon Water Commission, General Obligation Unlimited,
6.13%, 01/01/2041	15,000	15,172
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	105,000	107,671
Southern Illinois University, Revenue Bonds,
Series A, AGM,
5.25%, 04/01/2020	100,000	100,288
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited,
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2023	440,000	377,991
State of Illinois, General Obligation Unlimited
Zero Coupon (F), 06/01/2033	680,000	536,901
6.63%, 02/01/2035	15,000	16,026
Series B,
5.25%, 01/01/2019	30,000	30,370
Village of North Riverside, Revenue Bonds,
AGM,
3.63%, 12/01/2030	565,000	562,474
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,680,000	1,495,973
Will County Community High School District No. 210, General Obligation Unlimited,
Series A,
5.00%, 01/01/2027	55,000	55,041

		9,832,033

Indiana - 1.5%
East Chicago Sanitary District, Revenue Bonds,
4.00%, 07/15/2031	1,340,000	1,401,426
Hamilton County Redevelopment Commission, Tax Allocation,
5.00%, 02/01/2025	70,000	70,102
Indiana Finance Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2026	20,000	20,504
Town of Milford Sewer Revenue, Revenue Bonds,
4.00%, 01/01/2040	150,000	147,451

		1,639,483

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.4%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	$ 70,000	$ 71,308
Series C,
5.38%, 06/01/2038	125,000	126,349
5.50%, 06/01/2042	45,000	45,485
5.63%, 06/01/2046	185,000	187,131

		430,273

Kansas - 0.0% (G)
Kansas Rural Water Finance Authority, Revenue Bonds,
4.25%, 03/01/2038	25,000	25,243

Kentucky - 0.2%
County of Ohio, Revenue Bonds,
Series A,
6.00%, 07/15/2031	185,000	187,366
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,035

		212,401

Louisiana - 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
Series A, ACA,
5.25%, 09/01/2027	25,000	24,386
Parish of St. Charles, Revenue Bonds,
Fixed until 06/01/2022, 4.00% (D), 12/01/2040	30,000	31,645

		56,031

Maryland - 0.1%
Maryland Community Development Administration, Revenue Bonds,
3.25%, 03/01/2036	100,000	100,399

Massachusetts - 0.7%
Massachusetts Development Finance Agency, Revenue Bonds,
Series K,
4.00%, 07/01/2038	750,000	756,922
Massachusetts Port Authority, Revenue Bonds,
Series A, AMBAC,
5.00%, 01/01/2027	40,000	40,439

		797,361

Michigan - 1.3%
City of Detroit Sewage Disposal System Revenue, Revenue Bonds,
Series B, NATL,
5.25%, 07/01/2022	25,000	25,080
Detroit Downtown Development Authority, Tax Allocation,
Series 1-A, NATL,
4.75%, 07/01/2025	25,000	25,355
Detroit Local Development Finance Authority, Tax Allocation,
Series A, ACA, CBI,
5.50%, 05/01/2021	65,000	64,321

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds,
Series D-1,
5.00%, 07/01/2027	$ 500,000	$ 563,670
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	635,000	634,987
5.25%, 06/01/2022	20,000	20,001
6.00%, 06/01/2048	50,000	50,299

		1,383,713

Minnesota - 7.4%
City of Columbus, Revenue Bonds,
5.25%, 01/01/2040	10,000	10,337
City of Deephaven, Revenue Bonds,
Series A,
5.25%, 07/01/2037	80,000	84,403
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	375,000	364,215
City of International Falls, Revenue Bonds,
5.65%, 12/01/2022	50,000	49,995
City of Minneapolis, Revenue Bonds,
Series A,
5.00%, 07/01/2047	200,000	198,178
City of Red Wing, Revenue Bonds,
Class A,
5.00%, 08/01/2053	500,000	498,360
City of St. Paul Park, Revenue Bonds
3.25%, 09/01/2026	485,000	493,580
3.50%, 09/01/2027	500,000	513,510
3.70%, 09/01/2028	500,000	515,660
3.80%, 09/01/2029	340,000	350,996
4.00%, 09/01/2032	400,000	413,964
4.10%, 09/01/2033	200,000	207,628
4.13%, 09/01/2034 - 09/01/2035	730,000	757,250
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 09/01/2031	200,000	200,818
4.50%, 07/01/2028	750,000	724,350
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,707,973
Series B,
5.25%, 04/01/2043 06/19/2015	400,000	400,884
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2041	500,000	467,815

		7,959,916

Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 06/01/2021	5,000	5,088
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,255
Series 4A,
4.40%, 07/01/2041	325,000	326,066

		336,409

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri - 0.0% (G)
City of Manchester, Tax Allocation,
6.88%, 11/01/2039	$ 50,000	$ 50,350

Montana - 0.2%
City of Forsyth, Revenue Bonds,
Series A,
Fixed until 03/01/2031, 3.90% (D), 03/01/2031	135,000	138,010
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,013
Yellowstone County School District No. 4, General Obligation Unlimited,
4.65%, 07/01/2019	25,000	25,079

		188,102

Nebraska - 2.2%
City of La Vista, Revenue Bonds,
3.25%, 07/15/2042	2,510,000	2,339,119

Nevada - 0.3%
City of North Las Vegas, General Obligation Limited
NATL,
4.25%, 10/01/2033	50,000	50,010
5.00%, 05/01/2025	20,000	20,025
City of Reno, Special Assessment,
7.25%, 12/01/2025	25,000	24,907
County of Clark, Special Assessment,
4.00%, 08/01/2022	225,000	230,429

		325,371

New Jersey - 3.4%
City of Atlantic City, General Obligation Unlimited
Series A, BAM,
5.00%, 03/01/2032	150,000	167,964
Series B, AGM,
4.00%, 03/01/2042	870,000	885,173
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035	500,000	348,945
New Jersey Economic Development Authority, Revenue Bonds
5.13%, 09/01/2052 (E)	760,000	728,696
5.75%, 09/15/2027	400,000	441,332
Series B,
6.50%, 04/01/2031 (A) (C)	10,000	11,389
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series B,
6.88%, 12/15/2039	50,000	51,194
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B,
5.00%, 06/01/2046	1,000,000	1,071,320

		3,706,013

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 7.7%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	$ 500,000	$ 521,715
New York City Housing Development Corp., Revenue Bonds,
Series C1A,
3.45%, 05/01/2050	1,945,000	1,809,803
New York City Industrial Development Agency, Revenue Bonds
FGIC,
CPI + 0.89%, 3.69% (D), 03/01/2027	20,000	19,730
NATL,
4.75%, 03/01/2046	50,000	50,034
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	15,000	15,008
New York Counties Tobacco Trust IV, Revenue Bonds,
Series A,
5.00%, 06/01/2038 - 06/01/2045	290,000	289,106
New York Counties Tobacco Trust VI, Revenue Bonds
Series A,
5.00%, 06/01/2045	950,000	1,011,959
Series C,
3.75%, 06/01/2045	2,915,000	2,678,506
New York Liberty Development Corp., Revenue Bonds,
5.25%, 10/01/2035	465,000	571,345
New York State Dormitory Authority, Revenue Bonds
5.00%, 02/15/2024	50,000	54,110
AMBAC,
5.25%, 07/01/2025	100,000	114,624
New York Transportation Development Corp., Revenue Bonds,
Series A,
5.25%, 01/01/2050	860,000	931,148
Niagara Falls City School District, Certificate of Participation,
AGM,
4.00%, 06/15/2026	90,000	95,305
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
5.00%, 05/15/2019	10,000	10,266
Port Authority of New York & New Jersey, Revenue Bonds,
AGM-CR,
6.50%, 12/01/2028	50,000	50,211
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	59,989

		8,282,859

Ohio - 5.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,290,000	1,286,465
5.38%, 06/01/2024	75,000	75,001
5.88%, 06/01/2030 - 06/01/2047	155,000	155,846
6.50%, 06/01/2047	435,000	448,041

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	$ 2,650,000	$ 2,589,447
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (A) (C)	20,000	20,063
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series A,
7.05%, 11/15/2040 (E)	100,000	100,020
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	100,000	108,023
County of Warren, Revenue Bonds,
5.00%, 07/01/2021 - 07/01/2026	500,000	551,947
Montgomery County Transportation Improvement District, Revenue Bonds,
5.00%, 12/01/2018	40,000	40,345

		5,375,198

Oregon - 0.2%
Oregon State Facilities Authority, Revenue Bonds,
Series B,
6.75%, 06/15/2022 (A) (E)	260,000	256,810

Pennsylvania - 1.2%
Blythe Township Solid Waste Authority, Revenue Bonds,
7.75%, 12/01/2037	565,000	593,595
Cumberland County Municipal Authority, Revenue Bonds,
3.25%, 01/01/2039	50,000	44,866
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A,
3.25%, 10/01/2025	350,000	340,154
4.25%, 10/01/2035	300,000	296,742
School District of Philadelphia, General Obligation Unlimited,
Series A, NATL,
4.38%, 06/01/2034	45,000	45,077

		1,320,434

Puerto Rico - 11.6%
Children’s Trust Fund, Revenue Bonds,
5.38%, 05/15/2033	30,000	30,294
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	109,087
AGM,
5.13%, 07/01/2030	255,000	261,278
5.25%, 07/01/2020	100,000	105,279
5.50%, 07/01/2019	105,000	107,952
AGM-CR,
4.50%, 07/01/2023	15,000	15,046
5.00%, 07/01/2028	30,000	30,826
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	605,000	622,337
5.25%, 07/01/2030	55,000	56,479
5.50%, 07/01/2029	245,000	286,184
Series A, AGM,
4.00%, 07/01/2022	140,000	145,026
4.13%, 07/01/2023 - 07/01/2024	50,000	51,805
5.00%, 07/01/2035	500,000	540,110
5.38%, 07/01/2025	170,000	183,549

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
Series A-4, AGM,
5.00%, 07/01/2031	$ 170,000	$ 176,900
5.25%, 07/01/2030	50,000	52,344
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	407,240
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	240,000	252,712
5.38%, 07/01/2028	30,000	30,979
5.50%, 07/01/2032	120,000	123,566
6.00%, 07/01/2036	60,000	62,126
Series D, AGM,
3.88%, 07/01/2019	30,000	30,074
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	185,000	189,773
5.13%, 07/01/2047	330,000	330,980
Series A, AGC-ICC,
6.00%, 07/01/2044	75,000	75,365
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	580,000	580,215
5.00%, 07/01/2027	210,000	216,142
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	295,000	295,086
3.65%, 07/01/2024	135,000	135,030
Series RR, AGC,
5.00%, 07/01/2028	165,000	169,257
Series SS, AGM,
5.00%, 07/01/2030	70,000	71,565
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	270,475
Series TT, AGM-CR,
4.20%, 07/01/2019	75,000	75,159
Series UU, AGC,
4.25%, 07/01/2027	235,000	235,148
5.00%, 07/01/2026	165,000	169,826
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	465,000	478,095
Series V, AGM,
5.25%, 07/01/2027	70,000	78,798
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	56,419
Series AA, AGC-ICC,
5.00%, 07/01/2035	75,000	76,357
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,812
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	290,000	335,201
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	87,034
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	550,000	563,811
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	202,601
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	290,000	298,482
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,062
5.00%, 07/01/2030	30,000	30,671
Series L, AGC,
4.00%, 07/01/2020	165,000	169,876
5.25%, 07/01/2019	100,000	102,586

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Series M, AGC-ICC,
5.00%, 07/01/2032	$ 140,000	$ 142,785
Series N, AGC,
5.25%, 07/01/2036	115,000	133,047
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	165,000	187,394
Series Y, AGM,
6.25% (D), 07/01/2021	135,000	144,708
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	130,000	130,430
5.00%, 08/01/2019 - 08/01/2030	1,015,000	1,039,570
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	60,141
Series C, AGM,
5.25%, 08/01/2019	85,000	87,399
Puerto Rico Public Buildings Authority, Revenue Bonds
Series F, AGC-ICC,
5.25%, 07/01/2019	25,000	25,646
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	22,236
Series I, AGC-ICC,
5.00%, 07/01/2036	210,000	213,625
Series K, AGM,
5.25%, 07/01/2027	190,000	194,184
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	68,238
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, BHAC-CR, FGIC,
Zero Coupon, 08/01/2041	45,000	15,426
Series C, AGM,
5.13%, 08/01/2042	890,000	927,807

		12,413,655

Rhode Island - 0.5%
Providence Redevelopment Agency, Revenue Bonds,
Series A,
5.00%, 04/01/2020	250,000	261,410
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2035	300,000	322,959

		584,369

South Carolina - 0.6%
County of Lancaster, Special Assessment,
Series A,
3.13%, 12/01/2022	585,000	585,573
South Carolina State Housing Finance & Development Authority, Revenue Bonds,
Series A,
7.00%, 05/01/2046	50,000	52,677

		638,250

Tennessee - 0.1%
Tennessee Housing Development Agency, Revenue Bonds,
3.05%, 07/01/2027	95,000	96,337

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas - 5.1%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
4.63%, 08/15/2046	$ 250,000	$ 250,592
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	600,000	646,806
Central Texas Turnpike System, Revenue Bonds,
Series C,
5.00%, 08/15/2023	150,000	167,490
City of Houston Airport System Revenue, Revenue Bonds,
5.00%, 07/01/2029	150,000	162,171
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2047	1,450,000	1,496,416
5.25%, 01/01/2035	20,000	20,318
Series A,
3.38%, 08/15/2021 (E)	900,000	892,683
5.00%, 04/01/2048	100,000	101,970
Series A1,
5.00%, 07/01/2046	40,000	43,310
Series D,
6.00%, 07/01/2026	115,000	116,091
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited,
BAM,
3.25%, 10/01/2032	1,140,000	1,117,097
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	442,630
Texas State Student Housing Corp., Revenue Bonds,
6.75%, 07/01/2021	10,000	10,012

		5,467,586

U. S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032	255,000	273,860

Utah - 0.4%
Utah Charter School Finance Authority, Revenue Bonds,
5.00%, 04/15/2030 (E)	420,000	427,657

Virginia - 0.6%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds,
Series A, ACA,
5.50%, 07/15/2035 (H)	50,000	46,911
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	25,000	25,095
6.00%, 01/01/2027	50,000	50,017
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	375,000	394,980

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B1,
5.00%, 06/01/2047	$ 165,000	$ 164,995
Virginia College Building Authority, Revenue Bonds,
4.25%, 04/01/2020	20,000	20,041

		702,039

West Virginia - 0.1%
Jefferson County Public Service District, Revenue Bonds,
Series A,
4.38%, 10/01/2025	65,000	65,168

Wisconsin - 6.3%
Public Finance Authority, Revenue Bonds
4.00%, 10/01/2038	600,000	567,336
5.00%, 04/01/2022 05/01/2017 (A) (C)	25,000	26,377
Series A,
4.50%, 12/01/2042	300,000	301,119
4.60%, 12/01/2042	365,000	374,735
4.75%, 12/01/2037 - 12/01/2052	795,000	791,921
5.00%, 12/01/2052	500,000	493,500
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039 08/30/2017	500,000	513,115
Class B,
4.38%, 07/01/2038	1,250,000	1,219,900
Class C,
7.00%, 07/01/2043	750,000	736,080
7.50%, 07/01/2053	1,750,000	1,747,620
Series A,
6.75%, 09/01/2037	25,000	25,030

		6,796,733

Total Municipal Government Obligations (Cost $99,529,882)		100,489,643

	Shares	Value
PREFERRED STOCK - 0.4%
Insurance - 0.4%
Enstar Group, Ltd.,
Series D, Fixed until 09/01/2028, 7.00% (D)	16,000	410,720

Total Preferred Stock (Cost $400,000)		410,720

INVESTMENT COMPANY - 0.0% (G)
U.S. Fixed Income Fund - 0.0% (G)
Putnam Managed Municipal Income Trust	5,000	35,250

Total Investment Company (Cost $35,189)		35,250

	Principal	Value
REPURCHASE AGREEMENT - 4.4%

Fixed Income Clearing Corp., 1.05% (I), dated 07/31/2018, to be repurchased at $4,768,173 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $4,866,173.

	$ 4,768,034	$ 4,768,034

Total Repurchase Agreement (Cost $4,768,034)		4,768,034

Total Investments (Cost $106,061,211)		107,037,102
Net Other Assets (Liabilities) - 0.3%		295,586

Net Assets - 100.0%		$ 107,332,688

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,333,455	$—	$1,333,455
Municipal Government Obligations	—	100,489,643	—	100,489,643
Preferred Stock	410,720	—	—	410,720
Investment Company	35,250	—	—	35,250
Repurchase Agreement	—	4,768,034	—	4,768,034

Total Investments	$445,970	$106,591,132	$—	$107,037,102

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Illiquid security. At July 31, 2018, the value of such securities amounted to $1,675,164 or 1.6% of the Fund’s net assets.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2018, the value of the security is $750,000, representing 0.7% of the Fund’s net assets.
(C)	Restricted securities. At July 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Empire Springs Charter School, Inc. 5.75%, 09/15/2019	06/22/2018	$750,009	$750,000	0.7%
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	11,389	0.0	(G)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,063	0.0	(G)
Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	26,377	0.0	(G)

Total			$805,777	$807,829	0.7%

(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $7,228,512, representing 6.7% of the Fund’s net assets.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2018; the maturity dates disclosed are the ultimate maturity dates.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2018, the value of this security is $46,911, representing less than 0.1% of the Fund’s net assets.
(I)	Rate disclosed reflects the yield at July 31, 2018.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CR	Custodial Receipts
CPI	Consumer Price Index
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 18.1%
Banks - 8.5%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 08/16/2018 (B)	$ 726,000	$ 628,897
Bank of America Corp.
CPI-YoY + 1.10%, 3.56% (A), 11/19/2024, MTN	1,000,000	940,000
4.18%, 11/25/2027, MTN	631,000	617,252
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	782,000	770,226
CPI-YoY + 2.10%, 4.56% (A), 02/18/2020, MTN	400,000	405,700
Barclays Bank PLC
CPI-YoY + 1.00%, 3.46% (A), 05/22/2023, MTN	2,600,000	2,596,100
Barclays PLC
3-Month LIBOR + 2.11%, 4.46% (A), 08/10/2021	216,000	223,519
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (C)	321,000	298,774
Citigroup, Inc.
3-Month LIBOR + 1.19%, 3.54% (A), 08/02/2021	148,000	150,442
4.65%, 07/23/2048	1,380,000	1,403,789
Corestates Capital II
3-Month LIBOR + 0.65%, 2.99% (A), 01/15/2027 (C)	269,000	251,515
Credit Agricole SA
3.75%, 04/24/2023 (C)	900,000	885,479
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C)	701,000	648,819
HSBC Holdings PLC
Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (B)	271,000	262,599
Regions Financial Corp.
2.75%, 08/14/2022	271,000	261,125
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (A), 03/08/2023, MTN (D)	EUR 800,000	964,960
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	$ 200,000	194,811
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	922,000	926,440
SunTrust Banks, Inc.
4.00%, 05/01/2025	970,000	970,977
SunTrust Capital III
3-Month LIBOR + 0.65%, 2.99% (A), 03/15/2028	792,000	740,520

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (C)	$ 201,000	$ 181,356
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 2.84% (A), 01/15/2027	308,000	288,365

		14,611,665

Building Products - 0.4%
Masco Corp.
3.50%, 11/15/2027	744,000	685,045
Owens Corning
4.40%, 01/30/2048	118,000	97,451

		782,496

Capital Markets - 2.2%
Credit Suisse Group Funding Guernsey, Ltd.
3-Month LIBOR + 2.29%, 4.62% (A), 04/16/2021	944,000	984,711
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 3.51% (A), 11/15/2021	272,000	275,621
Fixed until 11/10/2022, 5.00% (A), 11/10/2022 (B)	702,000	654,615
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,214,000	1,207,368
CPI-YoY + 2.00%, 4.46% (A), 04/25/2023 - 06/09/2023, MTN	643,000	641,142

		3,763,457

Chemicals - 0.1%
RPM International, Inc.
4.25%, 01/15/2048	138,000	122,498

Construction Materials - 0.3%
CRH America Finance, Inc.
3.95%, 04/04/2028 (C)	253,000	245,145
Vulcan Materials Co.
3-Month LIBOR + 0.60%, 2.94% (A), 06/15/2020	344,000	344,384

		589,529

Electric Utilities - 0.1%
FirstEnergy Corp.
3.90%, 07/15/2027	241,000	234,849

Health Care Providers & Services - 0.5%
CVS Health Corp.
4.78%, 03/25/2038	904,000	911,033

Insurance - 1.1%
Genworth Holdings, Inc.
3-Month LIBOR + 2.00%, 4.35% (A), 11/15/2066	1,350,000	911,250

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.47% (A), 02/12/2067 (C)	$ 898,000	$ 844,120
XLIT, Ltd.
5.50%, 03/31/2045	137,000	142,590

		1,897,960

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	180,000	169,187

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.38%, 05/01/2047	170,000	163,317

Metals & Mining - 1.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (C)	214,000	196,812
Glencore Funding LLC
4.00%, 04/16/2025 (C)	226,000	216,729
Kinross Gold Corp.
4.50%, 07/15/2027	133,000	123,039
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	832,000	830,510
5.75%, 11/15/2041 (C)	446,000	458,781

		1,825,871

Multi-Utilities - 0.6%
National Grid PLC
1.25%, 10/06/2021, MTN (D)	GBP 480,000	781,614
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.46% (A), 05/15/2067	$ 219,000	214,620

		996,234

Oil, Gas & Consumable Fuels - 2.2%
Andeavor
3.80%, 04/01/2028	696,000	665,261
Andeavor Logistics, LP
Fixed until 02/15/2023, 6.88% (A), 02/15/2023 (B)	348,000	348,653
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	346,000	340,005
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	731,000	685,312
Energy Transfer Partners, LP
5.80%, 06/15/2038	315,000	324,472
Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (B)	691,000	654,722
EnLink Midstream Partners, LP
4.85%, 07/15/2026	311,000	298,931
Fixed until 12/15/2022, 6.00% (A), 12/15/2022 (B)	133,000	115,378

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	$ 243,000	$ 228,874
Noble Energy, Inc.
3.85%, 01/15/2028 (E)	227,000	219,070

		3,880,678

Pharmaceuticals - 0.3%
Bayer US Finance II LLC
4.25%, 12/15/2025 (C)	517,000	522,824

Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (D)	GBP 529,183	836,565

Total Corporate Debt Securities (Cost $31,960,314)		31,308,163

FOREIGN GOVERNMENT OBLIGATIONS - 17.2%
Australia - 0.9%
Australia Government Bond
1.00%, 11/21/2018 (D)	AUD 2,000,000	1,616,079

Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2019	BRL 2,000,000	539,956

Italy - 7.0%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (D)	EUR 4,092,166	4,694,925
1.25%, 09/15/2032 (D)	4,132,440	4,581,764
2.10%, 09/15/2021 (D)	2,252,205	2,781,483

		12,058,172

Mexico - 1.9%
Mexican Udibonos
Series S,
4.50%, 12/04/2025	MXN 42,283,423	2,413,622

Mexico Udibonos
Series S,
2.50%, 12/10/2020	16,550,940	867,529

		3,281,151

New Zealand - 0.9%
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 (D)	NZD 2,000,000	1,524,330

Spain - 3.6%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (D)	EUR 2,071,260	2,486,211
1.00%, 11/30/2030 (D)	2,943,452	3,785,443

		6,271,654

United Kingdom - 2.6%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2029 - 03/22/2044 (D)	GBP 2,200,996	4,450,649

Total Foreign Government Obligations (Cost $30,896,101)		29,741,991

MORTGAGE-BACKED SECURITIES - 1.8%
DBCG Mortgage Trust Series 2017-BBG, Class A,

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBCG Mortgage Trust (continued)
1-Month LIBOR + 0.70%, 2.77% (A), 06/15/2034 (C)	$ 680,000	$ 679,999
Series 2018-BIOD, Class A,
1-Month LIBOR + 0.80%, 2.87% (A), 05/15/2035 (C)	2,500,000	2,499,984

Total Mortgage-Backed Securities (Cost $3,178,281)		3,179,983

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 1.65%, 3.71% (A), 04/25/2024	1,374,144	1,392,618
1-Month LIBOR + 2.20%, 4.26% (A), 02/25/2024 - 09/25/2024	2,656,137	2,733,509
Federal National Mortgage Association
1-Month LIBOR + 2.00%, 4.06% (A), 10/25/2023	49,775	49,934

Total U.S. Government Agency Obligations (Cost $4,156,756)		4,176,061

U.S. GOVERNMENT OBLIGATIONS - 59.9%
U.S. Treasury Inflation-Protected Securities - 59.9%
U.S. Treasury Inflation-Indexed Bond
0.50%, 01/15/2028	5,374,451	5,193,341
0.63%, 04/15/2023	4,050,920	4,010,017
0.75%, 02/15/2045	4,746,813	4,534,343
1.00%, 02/15/2046	2,883,469	2,923,592
1.38%, 02/15/2044	3,159,287	3,473,873
2.13%, 02/15/2040	1,393,128	1,724,867
2.38%, 01/15/2025	5,966,684	6,547,547
3.38%, 04/15/2032	3,547,277	4,665,064

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Bond (continued)
3.88%, 04/15/2029	$ 6,492,639	$ 8,449,446
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	41,731,879	40,554,285
0.25%, 01/15/2025	3,674,762	3,541,495
0.38%, 07/15/2023 - 07/15/2027	7,717,099	7,490,605
0.63%, 01/15/2024 - 01/15/2026	5,880,979	5,798,171
1.13%, 01/15/2021	4,599,800	4,626,481

Total U.S. Government Obligations (Cost $104,791,376)		103,533,127

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (A) (E)	3,100	73,098

Total Preferred Stock (Cost $74,547)		73,098

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (F)	295,623	295,623

Total Securities Lending Collateral (Cost $295,623)		295,623

Total Investments (Cost $175,352,998)		172,308,046
Net Other Assets (Liabilities) - 0.3%		489,262

Net Assets - 100.0%		$ 172,797,308

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/04/2018	USD	489,123	BRL	1,900,000	$—	$(13,660)
JPMS	10/04/2018	USD	17,493,150	EUR	14,837,121	59,229	—
JPMS	10/04/2018	USD	5,613,777	GBP	4,215,000	66,169	—
JPMS	10/04/2018	USD	2,970,268	MXN	57,500,000	—	(82,137)
JPMS	10/04/2018	EUR	2,195,000	USD	2,585,164	—	(5,994)
JPMS	10/04/2018	GBP	2,321,500	USD	3,081,011	—	(25,549)

Total						$125,398	$(127,340)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$31,308,163	$—	$31,308,163
Foreign Government Obligations	—	29,741,991	—	29,741,991
Mortgage-Backed Securities	—	3,179,983	—	3,179,983
U.S. Government Agency Obligations	—	4,176,061	—	4,176,061
U.S. Government Obligations	—	103,533,127	—	103,533,127
Preferred Stock	73,098	—	—	73,098
Securities Lending Collateral	295,623	—	—	295,623

Total Investments	$368,721	$171,939,325	$—	$172,308,046

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$125,398	$—	$125,398

Total Other Financial Instruments	$—	$125,398	$—	$125,398

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(127,340)	$—	$(127,340)

Total Other Financial Instruments	$—	$(127,340)	$—	$(127,340)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $8,760,847, representing 5.1% of the Fund’s net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the total value of Regulation S securities is $28,504,023, representing 16.5% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $288,886. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate disclosed reflects the yield at July 31, 2018.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.2%
Banks - 3.7%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 08/16/2018 (B)	$ 465,000	$ 402,806
Bank of America Corp.
4.18%, 11/25/2027, MTN	404,000	395,198
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	501,000	493,457
Citigroup, Inc.
3-Month LIBOR + 1.19%, 3.54% (A), 08/02/2021	95,000	96,568
4.65%, 07/23/2048	882,000	897,204
Credit Agricole SA
3.75%, 04/24/2023 (C)	576,000	566,707
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C)	449,000	415,577
Regions Financial Corp.
2.75%, 08/14/2022	173,000	166,696
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	590,000	592,841
SunTrust Banks, Inc.
4.00%, 05/01/2025	621,000	621,626
SunTrust Capital III
3-Month LIBOR + 0.65%, 2.99% (A), 03/15/2028	507,000	474,045
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 2.84% (A), 01/15/2027	197,000	184,441

		5,307,166

Capital Markets - 0.2%
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 3.51% (A), 11/15/2021	174,000	176,317
Morgan Stanley
3-Month LIBOR + 1.18%, 3.53% (A), 01/20/2022	144,000	146,310

		322,627

Construction Materials - 0.1%
CRH America Finance, Inc.
3.95%, 04/04/2028 (C)	200,000	193,790

Electric Utilities - 0.1%
FirstEnergy Corp.
3.90%, 07/15/2027	154,000	150,070

Health Care Providers & Services - 0.4%
CVS Health Corp.
4.78%, 03/25/2038	579,000	583,504

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.4%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.47% (A), 02/12/2067 (C)	$ 575,000	$ 540,500

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	115,000	108,092

Metals & Mining - 0.4%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	533,000	532,045

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.46% (A), 05/15/2067	140,000	137,200

Oil, Gas & Consumable Fuels - 1.5%
Andeavor
3.80%, 04/01/2028	446,000	426,302
Andeavor Logistics, LP
Fixed until 02/15/2023, 6.88% (A), 02/15/2023 (B)	223,000	223,418
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027 (D)	221,000	217,171
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	468,000	438,750
Energy Transfer Partners, LP
5.80%, 06/15/2038	202,000	208,074
Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (B)	442,000	418,795
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	156,000	146,932
Noble Energy, Inc.
3.85%, 01/15/2028	145,000	139,934

		2,219,376

Pharmaceuticals - 0.2%
Bayer US Finance II LLC
4.25%, 12/15/2025 (C)	331,000	334,729

Total Corporate Debt Securities (Cost $10,457,882)		10,429,099

FOREIGN GOVERNMENT OBLIGATIONS - 8.1%
Italy - 3.0%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (E)	EUR 2,606,475	2,990,398
1.25%, 09/15/2032 (E)	1,291,388	1,431,801

		4,422,199

New Zealand - 0.8%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (E)	NZD 1,500,000	1,143,248

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain - 2.2%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (E)	EUR 1,292,825	$ 1,551,827
1.00%, 11/30/2030 (E)	1,289,275	1,658,079

		3,209,906

United Kingdom - 2.1%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 (E)	GBP 2,247,080	3,049,855

Total Foreign Government Obligations (Cost $11,801,036)		11,825,208

MORTGAGE-BACKED SECURITY - 0.7%
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 2.77% (A), 06/15/2034 (C)	$ 1,000,000	999,999

Total Mortgage-Backed Security (Cost $1,000,782)		999,999

U.S. GOVERNMENT OBLIGATIONS - 81.7%
U.S. Treasury Inflation-Protected Securities - 81.7%
U.S. Treasury Inflation-Indexed Bond
0.50%, 01/15/2028	3,569,370	3,449,088
0.63%, 04/15/2023 - 02/15/2043	2,175,969	2,151,156
0.75%, 02/15/2042 - 02/15/2045	5,636,264	5,394,943
0.88%, 02/15/2047	161,525	158,949
1.00%, 02/15/2046 - 02/15/2048	4,359,133	4,424,511
1.38%, 02/15/2044	2,941,268	3,234,145
1.75%, 01/15/2028	2,479,569	2,675,583
2.00%, 01/15/2026	2,705,942	2,931,716
2.13%, 02/15/2040 - 02/15/2041	2,756,313	3,421,461
2.38%, 01/15/2025 - 01/15/2027	4,497,337	4,993,119
2.50%, 01/15/2029	1,019,227	1,182,778
3.38%, 04/15/2032	512,180	673,573
3.63%, 04/15/2028	1,049,827	1,316,228
3.88%, 04/15/2029	3,328,185	4,331,262
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	47,372,908	46,188,913
0.25%, 01/15/2025	5,522,764	5,322,479

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.38%, 07/15/2023 - 07/15/2027	$ 12,931,493	$ 12,546,390
0.63%, 01/15/2024 - 01/15/2026	9,940,074	9,815,726
1.13%, 01/15/2021	4,433,057	4,458,771

Total U.S. Government Obligations (Cost $120,955,146)		118,670,791

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 1.1%
Australia - 1.1%
Australia Government Bond
0.00% (F) (G), 11/21/2018 (E)	AUD 2,000,000	1,616,079

Total Short-Term Foreign Government Obligation (Cost $1,587,774)		1,616,079

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.1%
Money Market Fund - 1.1%
State Street Institutional U.S. Government Money Market Fund	1,633,825	1,633,825

Total Short-Term Investment Company (Cost $1,633,825)		1,633,825

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (F)	220,180	220,180

Total Securities Lending Collateral (Cost $220,180)		220,180

Total Investments (Cost $147,656,625)		145,395,181
Net Other Assets (Liabilities) - (0.1)%		(142,473)

Net Assets - 100.0%		$ 145,252,708

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	10/04/2018	USD	1,597,331	AUD	2,179,020	$—	$(21,967)
JPM	10/04/2018	USD	7,701,506	EUR	6,602,800	—	(56,919)
JPM	10/04/2018	USD	3,025,460	GBP	2,322,632	—	(31,492)
JPM	10/04/2018	USD	1,130,735	NZD	1,683,894	—	(16,965)

Total						$—	$(127,343)

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$10,429,099	$—	$10,429,099
Foreign Government Obligations	—	11,825,208	—	11,825,208
Mortgage-Backed Security	—	999,999	—	999,999
U.S. Government Obligations	—	118,670,791	—	118,670,791
Short-Term Foreign Government Obligation	—	1,616,079	—	1,616,079
Short-Term Investment Company	1,633,825	—	—	1,633,825
Securities Lending Collateral	220,180	—	—	220,180

Total Investments	$1,854,005	$143,541,176	$—	$145,395,181

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(127,343)	$—	$(127,343)

Total Other Financial Instruments	$—	$(127,343)	$—	$(127,343)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $3,583,347, representing 2.5% of the Fund’s net assets.
(D)	All or a portion of the security is on loan. The value of the security on loan is $215,737. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the total value of Regulation S securities is $13,441,287, representing 9.3% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2018.
(G)	Percentage rounds to less than 0.01% or (0.01)%.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPM	JPMorgan Chase Bank, N.A.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,698,880	$ 3,906,335
Battalion CLO XII, Ltd.
Series 2018-12A, Class A1,
3-Month LIBOR + 1.07%, 3.40% (B), 05/17/2031 (A)	3,500,000	3,490,088
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.26% (B), 07/18/2027 (A)	7,532,000	7,526,923
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	1,513,554	1,483,759
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.54% (B), 10/18/2030 (A)	9,730,000	9,761,477
Diamond Resorts Owner Trust
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	2,357,768	2,352,047
Series 2015-1, Class A,
2.73%, 07/20/2027 (A)	116,532	116,392
Hertz Vehicle Financing II, LP
Series 2016-3A, Class A,
2.27%, 07/25/2020 (A)	5,125,000	5,081,140
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	330,957	328,744
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	1,364,343	1,337,651
ICG US CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.57% (B), 01/20/2030 (A)	2,750,000	2,751,567
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	928,561	918,691
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	1,324,405	1,333,849
JG Wentworth XXXV LLC
Series 2015-2A, Class A,
3.87%, 03/15/2058 (A)	1,706,523	1,696,602
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	7,388,308	7,099,580
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	4,770,000	4,771,685
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.68% (B), 04/15/2029 (A)	3,500,000	3,509,831
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	1,110,118	1,084,603
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	4,367,456	4,250,612

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	$ 10,100,000	$ 10,008,654
New Residential Mortgage Trust
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	2,277,368	2,288,976
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	5,240,000	5,101,736
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	11,200,000	11,128,565
OCP CLO, Ltd.
Series 2014-7A, Class A1AR,
3-Month LIBOR + 0.95%, 3.30% (B), 10/20/2026 (A)	2,350,000	2,348,242
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.54% (B), 01/20/2031 (A)	3,600,000	3,602,052
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (A)	2,500,000	2,487,500
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (A)	6,820,000	6,817,380
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	690,581	677,480
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	1,241,943	1,220,929
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	4,242,638	4,190,238
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	3,471,220	3,429,617
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.56% (B), 10/17/2027 (A)	5,250,000	5,253,559
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.62% (B), 07/20/2030 (A)	6,445,000	6,458,657
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 2.41% (B), 11/25/2046 (A)	770,637	725,412
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	24,599,000	24,432,871
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class A,
2.20%, 10/20/2030 (A)	412,071	411,825
Series 2013-3A, Class B,
2.70%, 10/20/2030 (A)	350,775	350,600
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,002,427	1,000,879
Series 2014-2A, Class A,
2.05% (B), 06/20/2031 (A)	662,567	660,315
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	355,264	354,348
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	413,625	410,384
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	429,168	427,090

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	$ 924,538	$ 918,875
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	1,561,361	1,530,908
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	495,700	495,550
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	3,738,510	3,484,418
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	6,812,313	6,774,337
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (A)	2,000,000	1,984,969
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	298,670	297,575
Symphony CLO XIX, Ltd.
Series 2018-19A, Class A,
3-Month LIBOR + 0.96%, 3.30% (B), 04/16/2031 (A)	3,000,000	2,982,288
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	4,929,056	4,887,672
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	1,228,620	1,211,326
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	6,879,919	6,775,888
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	3,629,557	3,557,791
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	3,615,846	3,530,530
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	6,429,379	6,272,444
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	4,603,663	4,469,112
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	5,154,341	5,049,773
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	6,131,245	6,010,263
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	4,238,713	4,135,086
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	8,723,097	8,492,560
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	14,547,962	14,275,057
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (A)	9,945,000	9,839,792
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	5,492,856	5,355,991
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	7,060,529	6,915,426
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
3-Month LIBOR + 1.65%, 4.00% (B), 10/20/2028 (A)	8,060,000	8,067,286

Total Asset-Backed Securities (Cost $277,298,969)		273,903,802

	Principal	Value
CORPORATE DEBT SECURITIES - 41.4%
Aerospace & Defense - 0.3%
Northrop Grumman Corp.
2.55%, 10/15/2022	$ 9,595,000	$ 9,258,814

Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	4,063,000	4,287,709
5.10%, 01/15/2044	2,948,000	3,141,602

		7,429,311

Airlines - 1.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	2,087,615	1,969,309
3.70%, 04/01/2028	7,023,798	6,875,736
4.95%, 07/15/2024	3,983,064	4,094,829
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	4,487,769	4,505,496
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	7,276,533	7,402,417
6.82%, 02/10/2024	9,146,414	9,935,293
7.75%, 06/17/2021	344,419	362,467
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	309,605	327,048
United Airlines Pass-Through Trust
3.75%, 03/03/2028	6,082,497	6,038,764
US Airways Pass-Through Trust
5.38%, 05/15/2023	2,527,592	2,583,957

		44,095,316

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	3,900,000	3,769,751

Automobiles - 0.4%
Ford Motor Co.
4.35%, 12/08/2026	7,362,000	7,102,254
General Motors Co.
4.88%, 10/02/2023	2,725,000	2,790,651
6.25%, 10/02/2043	1,075,000	1,122,155

		11,015,060

Banks - 8.2%
Banco Santander SA
4.38%, 04/12/2028	4,600,000	4,486,880
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	10,940,000	10,418,129
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	1,844,000	1,734,150
4.45%, 03/03/2026, MTN	14,663,000	14,718,596
Bank One Capital III
8.75%, 09/01/2030	1,265,000	1,724,364
Bank One Corp.
8.00%, 04/29/2027	940,000	1,182,158
Barclays Bank PLC
10.18%, 06/12/2021 (A)	18,145,000	20,887,834
Barclays PLC
4.34%, 01/10/2028	4,068,000	3,898,506
BB&T Corp.
2.85%, 10/26/2024, MTN	5,895,000	5,621,714
CIT Group, Inc.
4.13%, 03/09/2021	555,000	554,306

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.29% (B), 07/24/2023	$ 9,621,000	$ 9,679,063
Fixed until 01/10/2027, 3.89% (B), 01/10/2028	12,667,000	12,305,190
4.50%, 01/14/2022	2,945,000	3,028,422
Fixed until 01/30/2023, 5.95% (B), 01/30/2023 (C) (D)	1,700,000	1,742,500
6.68%, 09/13/2043	490,000	610,708
Commerzbank AG
8.13%, 09/19/2023 (A)	12,655,000	14,487,568
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (B), 06/30/2019 (A) (C)	10,883,000	11,623,044
Discover Bank
3.45%, 07/27/2026	11,605,000	10,797,664
Fifth Third Bancorp
3.95%, 03/14/2028	6,364,000	6,257,585
First Horizon National Corp.
3.50%, 12/15/2020	4,785,000	4,779,121
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 3.33% (B), 05/18/2024	13,251,000	13,266,649
4.25%, 03/14/2024	485,000	484,095
5.25%, 03/14/2044	790,000	838,639
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	6,441,000	5,989,053
3.88%, 07/14/2027 (A)	3,061,000	2,681,076
5.02%, 06/26/2024 (A)	2,945,000	2,718,595
JPMorgan Chase & Co.
3.25%, 09/23/2022	9,950,000	9,881,001
3.38%, 05/01/2023	6,471,000	6,322,984
4.85%, 02/01/2044	1,890,000	1,976,804
6.40%, 05/15/2038	3,925,000	4,886,530
Fixed until 02/01/2024, 6.75% (B), 02/01/2024 (C)	412,000	450,110
Nordea Bank AB
4.25%, 09/21/2022 (A)	18,072,000	18,307,921
PNC Bank NA
4.05%, 07/26/2028	3,612,000	3,620,431
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (B), 05/18/2029	3,104,000	3,115,335
6.00%, 12/19/2023	1,685,000	1,786,601
6.10%, 06/10/2023	1,414,000	1,496,754
6.40%, 10/21/2019	2,607,000	2,696,549
SunTrust Bank
3.30%, 05/15/2026	4,828,000	4,543,970
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (B), 09/15/2031	8,071,000	7,612,228
US Bank NA
2.13%, 10/28/2019	2,024,000	2,005,138
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	1,814,000	1,794,067
5.38%, 11/02/2043	3,948,000	4,305,648
Fixed until 06/15/2024, 5.90% (B), 06/15/2024 (C)	1,080,000	1,091,340
Wells Fargo Bank NA
2.60%, 01/15/2021	2,791,000	2,742,638
5.95%, 08/26/2036	2,984,000	3,462,365

		248,614,023

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	$ 2,982,000	$ 2,927,509
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	6,551,000	6,386,496
Constellation Brands, Inc.
3.70%, 12/06/2026	2,526,000	2,442,368
Pernod Ricard SA
4.45%, 01/15/2022 (A)	3,146,000	3,226,206
5.75%, 04/07/2021 (A)	6,311,000	6,658,217

		21,640,796

Biotechnology - 0.8%
AbbVie, Inc.
3.20%, 05/14/2026	9,333,000	8,761,284
Biogen, Inc.
4.05%, 09/15/2025	5,469,000	5,521,964
Celgene Corp.
2.88%, 08/15/2020	1,629,000	1,616,365
3.88%, 08/15/2025	5,030,000	4,966,384
Gilead Sciences, Inc.
2.95%, 03/01/2027 (D)	1,620,000	1,523,165
4.15%, 03/01/2047	1,598,000	1,549,304

		23,938,466

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022	4,114,000	4,113,165
4.40%, 01/30/2048	6,460,000	5,335,019

		9,448,184

Capital Markets - 3.9%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	10,331,000	10,316,549
7.30%, 06/28/2019	8,112,000	8,426,574
Charles Schwab Corp.
3.20%, 03/02/2027	8,880,000	8,508,395
3.85%, 05/21/2025	9,662,000	9,753,542
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	9,559,000	9,271,092
3.80%, 06/09/2023	5,920,000	5,871,232
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.55% (B), 02/27/2023	6,219,000	5,989,980
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	3,487,000	3,453,601
5.75%, 01/24/2022	14,232,000	15,208,701
6.25%, 02/01/2041	490,000	591,169
6.75%, 10/01/2037	5,177,000	6,330,562
Morgan Stanley
5.00%, 11/24/2025	4,506,000	4,682,841
5.75%, 01/25/2021	11,070,000	11,671,509
State Street Corp.
3-Month LIBOR + 1.00%, 3.34% (B), 06/01/2077	285,000	255,599
UBS AG
7.63%, 08/17/2022	11,848,000	13,192,748
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (A)	3,211,000	3,219,965

		116,744,059

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	$ 593,000	$ 598,707
Syngenta Finance NV
3.93%, 04/23/2021 (A)	3,870,000	3,865,276

		4,463,983

Commercial Services & Supplies - 0.3%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A)	2,775,000	2,703,854
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	4,400,000	4,150,442
3.85%, 11/15/2024 (A)	3,020,000	3,004,024

		9,858,320

Communications Equipment - 0.2%
Cisco Systems, Inc.
2.13%, 03/01/2019	797,000	795,411
Nokia OYJ
3.38%, 06/12/2022	5,221,000	5,038,265

		5,833,676

Construction & Engineering - 0.5%
SBA Tower Trust
3.17%, 04/09/2047 (A)	4,040,000	3,955,430
3.45%, 03/15/2048 (A)	10,600,000	10,457,380

		14,412,810

Construction Materials - 0.5%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (A)	5,530,000	5,097,946
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	9,365,000	9,498,054

		14,596,000

Consumer Finance - 1.2%
Ally Financial, Inc.
3.50%, 01/27/2019	5,970,000	5,978,955
4.13%, 03/30/2020	6,050,000	6,079,040
American Express Co.
3.00%, 10/30/2024	2,333,000	2,233,078
4.05%, 12/03/2042	2,075,000	2,038,942
BMW US Capital LLC
2.80%, 04/11/2026 (A)	7,584,000	7,004,439
Capital One Financial Corp.
3.30%, 10/30/2024	10,410,000	9,908,438
Discover Financial Services
3.75%, 03/04/2025	3,574,000	3,421,895

		36,664,787

Containers & Packaging - 0.4%
International Paper Co.
4.75%, 02/15/2022	5,062,000	5,249,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,083,268
5.75%, 10/15/2020	3,900,659	3,907,680
6.88%, 02/15/2021	1,201,940	1,213,959

		12,454,707

Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College
3.62%, 10/01/2037	651,000	636,431

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	$ 4,972,000	$ 5,055,809
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	8,952,000	9,591,932
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028 (A)	7,742,000	7,576,870
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	5,711,000	5,153,656

		27,378,267

Diversified Telecommunication Services - 1.5%
AT&T, Inc.
3.00%, 06/30/2022	7,515,000	7,325,625
3.40%, 05/15/2025	9,092,000	8,635,665
4.35%, 06/15/2045	3,469,000	3,007,970
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	1,585,000	1,554,359
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,980,000	3,196,050
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	791,175
Verizon Communications, Inc.
5.15%, 09/15/2023	11,638,000	12,475,502
5.50%, 03/16/2047	7,119,000	7,767,963

		44,754,309

Electric Utilities - 1.6%
Appalachian Power Co.
3.40%, 06/01/2025	5,285,000	5,154,292
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	535,464
8.88%, 11/15/2018	449,000	456,635
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	13,799,000	12,781,009
Duke Energy Progress LLC
3.60%, 09/15/2047	2,025,000	1,846,272
Entergy Arkansas, Inc.
3.70%, 06/01/2024	1,110,000	1,117,324
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,020,413
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (A)	1,540,000	1,566,610
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	7,223,000	7,384,422
5.30%, 06/01/2042	525,000	605,847
PacifiCorp
3.60%, 04/01/2024	8,385,000	8,431,573
5.75%, 04/01/2037	400,000	482,897
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	6,095,000	5,882,276

		47,265,034

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
3.25%, 09/08/2024	2,940,000	2,749,941
3.88%, 01/12/2028	6,625,000	6,190,006
Keysight Technologies, Inc.
4.55%, 10/30/2024	7,551,000	7,651,478

		16,591,425

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	$ 6,169,000	$ 6,136,330
Schlumberger Investment SA
3.65%, 12/01/2023	835,000	841,669
Weatherford International, Ltd.
5.95%, 04/15/2042	960,000	712,800

		7,690,799

Equity Real Estate Investment Trusts - 2.0%
American Tower Trust #1
3.65%, 03/23/2048 (A)	2,000,000	1,948,316
CBL & Associates, LP
5.25%, 12/01/2023 (D)	7,049,000	6,237,178
EPR Properties
4.50%, 04/01/2025	4,740,000	4,668,564
4.75%, 12/15/2026	7,033,000	6,868,751
HCP, Inc.
3.40%, 02/01/2025	5,985,000	5,670,935
4.00%, 12/01/2022	3,000,000	3,008,339
Hospitality Properties Trust
5.00%, 08/15/2022	9,379,000	9,656,636
Kilroy Realty, LP
4.25%, 08/15/2029	12,920,000	12,591,457
Realty Income Corp.
3.88%, 07/15/2024	4,095,000	4,063,504
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	4,300,000	4,352,635

		59,066,315

Food & Staples Retailing - 0.8%
Kroger Co.
2.80%, 08/01/2022	3,317,000	3,211,786
Sysco Corp.
3.25%, 07/15/2027	4,894,000	4,611,915
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	9,530,000	9,481,238
Walmart, Inc.
3.63%, 12/15/2047	7,040,000	6,687,442

		23,992,381

Food Products - 0.6%
Campbell Soup Co.
4.15%, 03/15/2028 (D)	8,269,000	7,920,064
Danone SA
2.95%, 11/02/2026 (A)	6,206,000	5,730,334
Kraft Heinz Foods Co.
2.80%, 07/02/2020	965,000	957,916
4.88%, 02/15/2025 (A)	3,800,000	3,874,272

		18,482,586

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
3.75%, 11/30/2026	7,883,000	7,839,433
Becton Dickinson and Co.
3.70%, 06/06/2027	8,031,000	7,706,176

		15,545,609

Health Care Providers & Services - 0.6%
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,711,055
CVS Health Corp.
2.13%, 06/01/2021	8,495,000	8,201,803
5.05%, 03/25/2048	4,622,000	4,789,767
5.30%, 12/05/2043	319,000	338,613

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc.
6.25%, 02/15/2021	$ 3,980,000	$ 4,144,175

		19,185,413

Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	4,697,000	4,763,881

Industrial Conglomerates - 0.9%
General Electric Co.
Fixed until 01/21/2021, 5.00% (B), 01/21/2021 (C)	17,171,000	16,898,153
5.50%, 01/08/2020, MTN	2,271,000	2,347,495
6.88%, 01/10/2039, MTN	5,796,000	7,311,557

		26,557,205

Insurance - 1.1%
Allstate Corp.
3.28%, 12/15/2026	4,566,000	4,393,907
American International Group, Inc.
Fixed until 05/15/2038, 8.18% (B), 05/15/2068	640,000	811,200
Athene Global Funding
3.00%, 07/01/2022 (A)	4,653,000	4,504,198
Athene Holding, Ltd.
4.13%, 01/12/2028	9,824,000	9,175,258
CNA Financial Corp.
5.88%, 08/15/2020	4,347,000	4,556,257
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,690,000	1,790,135
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	4,315,000	4,546,667
Swiss Re America Holding Corp.
7.75%, 06/15/2030	2,903,000	3,773,911

		33,551,533

Internet Software & Services - 0.1%
Baidu, Inc.
3.88%, 09/29/2023	4,250,000	4,211,350

IT Services - 0.4%
DXC Technology Co.
4.75%, 04/15/2027	4,546,000	4,572,526
First Data Corp.
7.00%, 12/01/2023 (A)	3,825,000	4,001,906
Mastercard, Inc.
3.38%, 04/01/2024	2,903,000	2,903,730

		11,478,162

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	2,430,000	2,366,666

Media - 0.8%
21st Century Fox America, Inc.
7.63%, 11/30/2028	1,045,000	1,323,026
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,300,000	4,396,750
CSC Holdings LLC
10.13%, 01/15/2023 (A)	1,620,000	1,782,000
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (C)	3,715,000	3,752,150

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
4.38%, 04/01/2021	$ 6,297,000	$ 6,462,638
4.45%, 01/15/2043	5,495,000	5,226,768

		22,943,332

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	3,600,000	3,310,850
4.75%, 04/10/2027 (A)	1,705,000	1,659,023
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	1,082,813

		6,052,686

Multi-Utilities - 0.4%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	536,983
4.88%, 03/01/2044	725,000	771,942
Dominion Energy, Inc.
2.58%, 07/01/2020	3,948,000	3,890,761
DTE Electric Co.
4.30%, 07/01/2044	6,720,000	6,872,929
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	1,550,000	1,486,989

		13,559,604

Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (D)	11,273,000	12,174,550
Apache Corp.
4.25%, 01/15/2044	360,000	322,029
4.75%, 04/15/2043	520,000	498,838
BP Capital Markets PLC
3.12%, 05/04/2026	9,549,000	9,155,051
Continental Resources, Inc.
3.80%, 06/01/2024	1,055,000	1,036,345
Energy Transfer Partners, LP
4.90%, 02/01/2024	2,755,000	2,820,018
5.15%, 03/15/2045	1,238,000	1,143,588
5.95%, 10/01/2043	960,000	973,797
7.60%, 02/01/2024	3,005,000	3,372,992
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	3,601,806
Enterprise Products Operating LLC
4.25%, 02/15/2048	10,898,000	10,313,504
EOG Resources, Inc.
2.45%, 04/01/2020	3,127,000	3,092,766
Exxon Mobil Corp.
1.82%, 03/15/2019	1,930,000	1,921,770
3.04%, 03/01/2026	7,955,000	7,746,961
Husky Energy, Inc.
4.00%, 04/15/2024	1,120,000	1,117,142
Kerr-McGee Corp.
6.95%, 07/01/2024	865,000	985,976
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	5,190,000	5,215,275
Kinder Morgan, Inc.
3.05%, 12/01/2019	1,466,000	1,465,736
Nexen Energy ULC
5.88%, 03/10/2035	110,000	126,199
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	477,126
Petrobras Global Finance BV
6.25%, 03/17/2024	3,290,000	3,349,220
Petroleos Mexicanos
3.50%, 01/30/2023	6,930,000	6,585,025
6.88%, 08/04/2026	4,835,000	5,052,575

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petronas Capital, Ltd.
5.25%, 08/12/2019 (A)	$ 7,450,000	$ 7,604,401
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	6,630,000	6,497,073
Shell International Finance BV
2.50%, 09/12/2026	7,173,000	6,651,023
3.75%, 09/12/2046	2,122,000	2,011,608
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	1,010,000	1,012,280
4.63%, 03/01/2034	875,000	878,819
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,025,575
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	526,500
7.88%, 09/01/2021	796,000	883,560
Williams Partners, LP
5.40%, 03/04/2044	814,000	836,938

		111,476,066

Pharmaceuticals - 1.0%
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	8,809,000	8,902,467
4.40%, 07/15/2044 (A)	7,736,000	7,433,788
Bayer US Finance LLC
3.00%, 10/08/2021 (A)	4,548,000	4,487,460
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	4,382,000	4,291,252
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	5,019,000	4,638,056

		29,753,023

Road & Rail - 0.0% (E)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	264,893
3.75%, 04/01/2024	294,000	296,445
Hertz Corp.
5.50%, 10/15/2024 (A) (D)	1,065,000	838,687

		1,400,025

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.
2.88%, 05/11/2024	7,326,000	7,125,218
KLA-Tencor Corp.
4.13%, 11/01/2021	695,000	706,944
4.65%, 11/01/2024	3,250,000	3,349,920
QUALCOMM, Inc.
3.25%, 05/20/2027	6,703,000	6,325,615

		17,507,697

Software - 0.3%
Microsoft Corp.
3.30%, 02/06/2027	8,535,000	8,429,225

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
2.40%, 05/03/2023	6,827,000	6,588,935
2.85%, 02/23/2023	5,198,000	5,127,830
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	5,905,000	6,242,350
HP, Inc.
3.75%, 12/01/2020 (D)	270,000	271,961

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.88%, 06/01/2027	$ 2,040,000	$ 1,918,423
Western Digital Corp.
4.75%, 02/15/2026	6,380,000	6,272,338

		26,421,837

Tobacco - 0.4%
Reynolds American, Inc.
4.45%, 06/12/2025	7,671,000	7,792,601
8.13%, 06/23/2019	2,315,000	2,419,722
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,745,000	1,823,938

		12,036,261

Trading Companies & Distributors - 0.3%
International Lease Finance Corp.
8.25%, 12/15/2020	9,599,000	10,548,602

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV
3.13%, 07/16/2022	4,075,000	3,985,411
4.38%, 07/16/2042 (D)	2,600,000	2,539,192
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	13,442,000	13,173,160
3.72%, 07/15/2043 (A)	3,680,000	3,686,624
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	4,891,000	4,974,147
Sprint Corp.
7.25%, 09/15/2021	1,520,000	1,597,900
7.88%, 09/15/2023	1,290,000	1,377,075
Vodafone Group PLC
4.38%, 05/30/2028 (D)	2,124,000	2,126,114

		33,459,623

Total Corporate Debt Securities (Cost $1,283,540,426)		1,251,343,410

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025 (D)	1,440,000	1,397,520

Colombia - 0.3%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	812,430
4.50%, 01/28/2026 (D)	7,375,000	7,540,937

		8,353,367

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	4,560,000	4,690,110
5.38%, 10/17/2023 (A)	2,500,000	2,647,130

		7,337,240

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028 (D)	6,720,000	6,370,560

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	2,135,000	2,129,663

Peru - 0.0% (E)
Peru Government International Bond
7.35%, 07/21/2025	1,010,000	1,238,260

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/2023 (D)	$ 1,920,000	$ 1,886,112

Qatar - 0.0% (E)
Qatar Government International Bond
3.88%, 04/23/2023 (A)	913,000	916,378

Republic of Korea - 0.2%
Korea Development Bank
3.00%, 03/17/2019	5,200,000	5,201,671

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	4,475,000	4,303,787

Total Foreign Government Obligations (Cost $40,044,418)		39,134,558

MORTGAGE-BACKED SECURITIES - 10.4%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.31%, 2.37% (B), 08/25/2035	772,632	658,411
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	1,273,500	1,197,002
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.32%, 2.41% (B), 11/20/2035	724,604	670,098
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	6,034,996	4,236,400
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,198,315	971,349
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (B), 12/05/2032 (A)	7,050,000	7,151,366
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.80% (B), 03/20/2035	55,414	56,101
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	15,060,000	14,752,547
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	7,195,000	6,952,961
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,556,972
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,099,478
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.99% (B), 08/26/2035 (A)	238,889	238,606
Series 2011-R11, Class 23A1,
3.98% (B), 06/26/2035 (A)	292,740	295,567
Series 2012-RR12, Class 4A1,
3.78% (B), 04/26/2036 (A)	20,043	20,035
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
4.20% (B), 11/25/2034	47,787	47,070
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (A)	13,430,000	13,435,145
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (B), 03/13/2035 (A)	6,250,000	6,194,704

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
3.65% (B), 02/25/2034	$ 43,174	$ 43,323
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 2.64% (B), 04/25/2035	147,909	142,015
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	1,625,000	1,638,241
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,116,744
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	878,416	886,252
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	4,348,880	4,314,308
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	1,582,057	1,581,531
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	12,085,768	11,857,042
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	589,910
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	156,753	153,832
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	4,005,000	3,966,727
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,770,464
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (A)	2,400,000	2,440,147
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	4,769,552
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	25,340,000	24,607,568
Series 2016-GCT, Class C,
3.46% (B), 08/10/2029 (A)	4,900,000	4,837,683
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	7,035,000	6,779,354
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (A)	9,280,000	9,185,818
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.54% (B), 08/26/2036 (A)	1,072,779	1,077,065
CSMC Trust
Series 2009-14R, Class 2A1,
5.00%, 06/26/2037 (A)	22,158	22,172
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.24% (B), 12/27/2036 (A)	1,570,511	1,497,064
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.42% (B), 12/27/2035 (A)	4,087,489	3,993,786
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
3.70% (B), 12/19/2033	18,671	17,799
Series 2005-AR1, Class 3A,
3.99% (B), 03/18/2035	31,285	31,698
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (B), 12/10/2027 (A)	3,320,000	3,261,772

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C,
3.63%, 06/05/2031 (A)	$ 3,235,000	$ 3,236,553
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	4,664,567	4,584,470
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 2.64% (B), 06/19/2034	393,174	379,971
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (A)	4,498,000	4,321,761
Impac CMB Trust
Series 2003-8, Class 1A1,
1-Month LIBOR + 0.68%, 2.74% (B), 10/25/2033	181,252	179,085
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 2.86% (B), 10/25/2034	23,920	23,455
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.81% (B), 08/25/2037	482,669	417,629
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	6,871,438	6,915,007
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,720,961
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
3.85% (B), 02/25/2034	48,434	48,394
Series 2006-A2, Class 5A1,
3.66% (B), 11/25/2033	40,902	42,105
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	243,897	187,021
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.24% (B), 05/26/2037 (A)	462,474	463,122
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
3.78% (B), 11/25/2035 (A)	384,121	315,148
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.70% (B), 10/25/2028	22,996	22,769
Series 2004-A1, Class 2A1,
3.72% (B), 02/25/2034	146,059	146,597
Series 2005-A3, Class A1,
1-Month LIBOR + 0.27%, 2.33% (B), 04/25/2035	17,836	17,743
Series 2005-A4, Class 2A2,
4.01% (B), 07/25/2035	127,943	124,406
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (B), 04/25/2057 (A)	1,437,563	1,403,883
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,789,454
Series 2013-C11, Class B,
4.36% (B), 08/15/2046	1,035,000	1,045,957
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (A)	13,507,000	13,054,280

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50% (B), 10/26/2035 (A)	$ 49,076	$ 49,821
Series 2012-R3, Class 1A,
3.06% (B), 11/26/2036 (A)	144,042	142,472
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	5,032,791	4,857,119
Series 2014-R4, Class 4A,
3.60% (B), 11/21/2035 (A)	812,241	817,542
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.47% (B), 08/15/2034 (A)	20,636,931	20,662,642
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	2,550,024	2,562,261
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	936,540	937,544
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	727,958	729,120
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,411,520	2,412,894
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	3,351,206	3,353,201
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	2,512,063	2,513,977
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	3,014,292	3,014,150
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	4,264,000	4,198,863
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	5,943,691	5,980,977
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	2,197,791	2,211,570
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	17,063,804	17,158,686
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	4,921,912	4,953,364
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	10,807,000	10,759,405
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	6,341,341
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.64% (B), 05/25/2035	2,015,729	2,005,030
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (B), 01/11/2037 (A)	4,200,000	3,967,924
RALI Trust
Series 2007-QO1, Class A1,
1-Month LIBOR + 0.15%, 2.21% (B), 02/25/2047	373,585	360,362
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.19%, 2.25% (B), 05/25/2047	712,975	691,444
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 3.66% (B), 01/26/2036 (A)	300,350	303,419

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust (continued)
Series 2009-7, Class 5A4,
1-Month LIBOR + 0.40%, 2.49% (B), 06/26/2037 (A)	$ 390,336	$ 388,108
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
4.05% (B), 07/25/2035	383,079	325,449
Series 2007-3, Class 3A1,
3.83% (B), 04/25/2047	1,062,362	839,246
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.78% (B), 01/19/2034	32,160	31,409
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	6,983,000	6,940,623
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.57% (B), 06/15/2029 (A)	3,245,000	3,249,018
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 2.64% (B), 07/25/2045	40,147	40,399
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 2.37% (B), 07/25/2047	468,363	133,337
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	2,912,220
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2,
3.62% (B), 12/25/2033	443,873	452,550

Total Mortgage-Backed Securities (Cost $319,963,665)		312,852,937

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.6%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	340,000	470,125
State of California, General Obligation Unlimited
7.30%, 10/01/2039	2,760,000	3,895,740
7.60%, 11/01/2040	4,320,000	6,496,459
7.70%, 11/01/2030	1,650,000	1,820,973
7.95%, 03/01/2036	5,350,000	5,761,736
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	315,000	327,515

		18,772,548

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	295,000	370,261

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (E)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 431,000	$ 621,420

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	355,000	470,925
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	340,000	438,865
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	330,000	390,776
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	570,000	654,845

		1,955,411

Total Municipal Government Obligations (Cost $22,428,120)		21,719,640

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.6%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.57%, 3.24% (B), 02/01/2037	15,784	16,311
6-Month LIBOR + 1.36%, 3.42% (B), 05/01/2037	37,749	38,770
12-Month LIBOR + 1.66%, 3.44% (B), 01/01/2038	120,771	125,817
12-Month LIBOR + 1.73%, 3.48% (B), 09/01/2035	499,949	525,487
6-Month LIBOR + 1.57%, 3.48% (B), 04/01/2037	51,939	53,643
12-Month LIBOR + 1.75%, 3.50% (B), 12/01/2034	13,425	14,080
12-Month LIBOR + 1.79%, 3.54% (B), 09/01/2037	17,636	18,499
12-Month LIBOR + 1.90%, 3.90% (B), 02/01/2041	316,782	331,782
6-Month LIBOR + 2.12%, 4.20% (B), 05/01/2037	18,162	19,037
5.00%, 08/01/2035 - 12/01/2035	2,131,256	2,277,394
5.50%, 11/01/2038 - 06/01/2041	1,394,904	1,509,149
6.00%, 05/01/2031	349,706	385,660
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	26,399,242	25,722,119
3.06% (B), 08/25/2024	26,490,000	26,208,893
3.17%, 10/25/2024	2,140,000	2,131,321
3.49%, 01/25/2024	9,965,000	10,097,304
3.53% (B), 07/25/2023	8,335,000	8,479,366
Federal National Mortgage Association
2.50%, TBA (F)	27,807,000	26,913,049
6-Month LIBOR + 0.96%, 2.79% (B), 08/01/2037	5,213	5,277
3.00%, TBA (F)	186,677,000	181,598,514
6-Month LIBOR + 1.53%, 3.43% (B), 08/01/2034	4,712	4,841

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, 07/01/2028 - 01/01/2029	$ 3,124,506	$ 3,162,510
3.50%, TBA (F)	117,378,000	116,606,099
12-Month LIBOR + 1.75%, 3.73% (B), 03/01/2041	190,428	197,718
12-Month LIBOR + 1.73%, 3.77% (B), 08/01/2035	39,574	41,678
12-Month LIBOR + 1.82%, 3.84% (B), 03/01/2041	90,898	95,551
6-Month LIBOR + 1.51%, 3.90% (B), 01/01/2035	13,880	14,337
4.00%, 06/01/2042	1,093,260	1,118,674
4.00%, TBA (F)	37,049,000	37,633,678
4.50%, 02/01/2025 - 06/01/2026	1,643,061	1,697,974
5.00%, 04/01/2039 - 11/01/2039	14,486,572	15,540,541
5.00%, TBA (F)	13,104,000	13,841,612
5.50%, 04/01/2036 - 12/01/2041	6,824,071	7,481,638
6.00%, 02/01/2034 - 06/01/2041	14,312,001	15,679,531
6.50%, 06/01/2038 - 05/01/2040	2,215,287	2,491,579
Government National Mortgage Association, Interest Only STRIPS
0.78% (B), 02/16/2053	6,160,589	301,550

Total U.S. Government Agency Obligations (Cost $506,815,310)		502,380,983

U.S. GOVERNMENT OBLIGATIONS - 19.2%
U.S. Treasury - 16.8%
U.S. Treasury Bond
2.25%, 08/15/2046	7,531,000	6,354,281
2.50%, 02/15/2045 - 05/15/2046	51,622,200	46,085,949
2.75%, 08/15/2042 - 11/15/2047	54,339,400	51,036,711
2.88%, 08/15/2045	16,537,000	15,902,005
3.00%, 05/15/2042	9,875,000	9,755,420
3.13%, 02/15/2042	25,448,800	25,680,424
3.50%, 02/15/2039	7,016,100	7,514,627
3.63%, 02/15/2044	42,584,600	46,663,406
4.50%, 02/15/2036	36,817,200	44,331,648
4.75%, 02/15/2037	29,637,000	36,969,842
5.25%, 02/15/2029	23,701,100	28,562,603
U.S. Treasury Note
1.00%, 11/30/2019	51,953,800	50,894,430
1.25%, 11/30/2018	29,535,000	29,454,240
1.50%, 08/15/2026	25,585,000	22,941,550
1.63%, 03/31/2019 - 05/15/2026	38,852,200	37,176,451
2.00%, 02/15/2025	4,970,900	4,698,666
2.25%, 11/15/2027	30,482,400	28,720,136
2.88%, 05/15/2028	17,264,100	17,131,922

		509,874,311

U.S. Treasury Inflation-Protected Securities - 2.4%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	9,493,329	10,243,789
2.50%, 01/15/2029	21,881,454	25,392,679
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	36,670,170	36,297,655

		71,934,123

Total U.S. Government Obligations (Cost $595,210,347)		581,808,434

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.71% (B)	60,502	$ 1,628,714
CoBank ACB,
Series F, Fixed until 10/01/2022, 6.25% (B)	6,000	624,000

		2,252,714

Capital Markets - 0.0% (E)
State Street Corp.,
Series D, Fixed until 03/15/2024, 5.90% (B) (D)	23,039	625,278

Electric Utilities - 0.0% (E)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (B)	7,998	216,346

Total Preferred Stocks (Cost $3,059,635)		3,094,338

	Principal	Value
COMMERCIAL PAPER - 10.5%
Banks - 1.0%
Sumitomo Mitsui Banking Corp.
2.33% (G), 09/14/2018	$ 30,000,000	29,916,400

Capital Markets - 1.4%
Cedar Springs Capital Co. LLC
2.40% (G), 10/29/2018	11,000,000	10,936,093
Credit Suisse
2.37% (G), 08/03/2018	30,000,000	29,996,133

		40,932,226

Diversified Financial Services - 8.1%
Alpine Securitizaton Corp.
2.36% (G), 10/01/2018	30,000,000	29,882,575
Anglesea Funding PLC
2.37% (G), 09/04/2018 - 10/02/2018	53,000,000	52,838,760
Atlantic Asset Securities LLC
2.31% (G), 08/06/2018	5,000,000	4,998,431
2.33% (G), 08/08/2018	20,000,000	19,991,133
Liberty Street Funding LLC
2.33% (G), 09/10/2018	25,995,000	25,929,146
LMA SA
2.35% (G), 09/17/2018	30,000,000	29,909,917
Mont Blanc Capital Corp.
2.37% (G), 09/17/2018	13,000,000	12,960,624
Nieuw Amsterdam Receivables Corp.
2.31% (G), 09/11/2018	30,000,000	29,922,442
Sheffield Receivable
2.34% (G), 09/14/2018	30,000,000	29,916,033
Victory Receivables Corp.
2.33% (G), 10/04/2018	10,000,000	9,959,467

		246,308,528

Total Commercial Paper (Cost $317,157,154)		317,157,154

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.3%
U.S. Treasury Bill
1.96% (G), 10/04/2018	$ 70,000,000	$ 69,760,880

Total Short-Term U.S. Government Obligation (Cost $69,760,880)		69,760,880

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (G)	27,208,370	27,208,370

Total Securities Lending Collateral (Cost $27,208,370)		27,208,370

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.05% (G), dated 07/31/2018, to be repurchased at $22,409,910 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $22,860,927.	$ 22,409,257	22,409,257

Total Repurchase Agreement (Cost $22,409,257)		22,409,257

Total Investments (Cost $3,484,896,551)		3,422,773,763
Net Other Assets (Liabilities) - (13.2)%		(398,578,668)

Net Assets - 100.0%		$ 3,024,195,095

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$273,903,802	$—	$273,903,802
Corporate Debt Securities	—	1,251,343,410	—	1,251,343,410
Foreign Government Obligations	—	39,134,558	—	39,134,558
Mortgage-Backed Securities	—	312,852,937	—	312,852,937
Municipal Government Obligations	—	21,719,640	—	21,719,640
U.S. Government Agency Obligations	—	502,380,983	—	502,380,983
U.S. Government Obligations	—	581,808,434	—	581,808,434
Preferred Stocks	3,094,338	—	—	3,094,338
Commercial Paper	—	317,157,154	—	317,157,154
Short-Term U.S. Government Obligations	—	69,760,880	—	69,760,880
Securities Lending Collateral	27,208,370	—	—	27,208,370
Repurchase Agreement	—	22,409,257	—	22,409,257

Total Investments	$30,302,708	$3,392,471,055	$—	$3,422,773,763

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $818,732,837, representing 27.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,641,759. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at July 31, 2018.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 0.4%
U.S. Fixed Income Funds - 0.4%
Nuveen AMT-Free Quality Municipal Income Fund	410,000	$ 5,325,900
Putnam Managed Municipal Income Trust	22,000	155,100

Total Investment Companies (Cost $5,493,315)		5,481,000

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 98.2%
Alabama - 0.3%
Bessemer Governmental Utility Services Corp., Revenue Bonds,
BAM,
5.00%, 06/01/2029	$ 2,210,000	2,559,512
City of Birmingham, General Obligation Unlimited,
Series A, AMBAC,
4.50%, 12/01/2027	60,000	60,156
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds,
AGM,
4.00%, 04/01/2025	120,000	130,363
Marshall County Board of Education, Special Tax
AGM,
4.00%, 03/01/2031 - 03/01/2032	915,000	953,666
Stevenson Utilities Board, Revenue Bonds,
AGC,
4.90%, 05/01/2031	375,000	382,931

		4,086,628

Alaska - 0.1%
Alaska Housing Finance Corp., Revenue Bonds,
Series D,
5.00%, 12/01/2025	1,425,000	1,630,542
CIVICVentures, Revenue Bonds,
4.00%, 09/01/2018	100,000	100,202
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	74,176

		1,804,920

Arizona - 1.8%
Arizona Board of Regents, Certificate of Participation,
Series A,
5.00%, 06/01/2019	150,000	154,226
Arizona Industrial Development Authority, Revenue Bonds
5.25%, 07/01/2022 (A)	1,400,000	1,388,772
Series A,
5.00%, 03/01/2037	830,000	927,484
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (A) (B)	5,303,344	5,204,135

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	$ 35,000	$ 39,508
County of Pima Sewer System Revenue, Revenue Bonds,
Series A,
5.00%, 07/01/2019	25,000	25,791
County of Santa Cruz, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	152,606
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2038	250,000	262,835
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment
BAM,
2.85%, 01/01/2024	595,000	601,259
3.00%, 01/01/2025	2,120,000	2,143,469
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	2,435,000	2,349,629
3.88%, 07/01/2021 (A)	145,000	145,452
5.00%, 07/01/2036	1,440,000	1,528,863
Series A,
4.00%, 07/01/2022 (A)	2,300,000	2,253,425
Series B,
4.00%, 07/01/2022 (A)	1,625,000	1,592,094
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series R,
2.88%, 07/01/2021	70,000	70,379
La Paz County Industrial Development Authority, Revenue Bonds
4.90%, 06/15/2028 (A)	560,000	553,498
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	1,960,000	2,107,237
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	147,308
Maricopa County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2034	375,000	412,410
Maricopa County Pollution Control Corp., Revenue Bonds,
Series A,
7.25%, 02/01/2040	200,000	205,128
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	40,000	45,248
Pinal County Electrical District No. 4, Revenue Bonds
AGM,
5.00%, 12/01/2022 - 12/01/2025	305,000	341,703
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
5.35%, 10/01/2025 (A)	1,575,000	1,622,864
Yuma County Elementary School District No. 1, General Obligation Unlimited
Series B, AGM,
5.00%, 07/01/2025 - 07/01/2027	800,000	940,366

		25,215,689

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 1.2%
Alma School District No. 30, General Obligation Limited,
3.38%, 08/01/2035	$ 40,000	$ 40,009
Arkansas Development Finance Authority, Revenue Bonds,
AMBAC,
Zero Coupon, 07/01/2026	105,000	83,150
Little Rock School District, General Obligation Limited
3.00%, 02/01/2026 - 02/01/2030	16,450,000	16,451,703

		16,574,862

California - 7.4%
Acalanes Union High School District, General Obligation Unlimited,
Series C,
Zero Coupon, 08/01/2026	235,000	192,047
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	3,165,000	3,286,811
5.00%, 10/01/2036	150,000	169,257
Alisal Union School District, General Obligation Unlimited
Series A, BAM,
Zero Coupon, 08/01/2033 - 08/01/2034	350,000	193,783
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,550,584
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
2.50%, 10/01/2025	115,000	116,662
3.00%, 10/01/2032 - 10/01/2033	300,000	294,575
4.00%, 10/01/2027	185,000	205,084
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds,
5.00%, 09/01/2025	140,000	164,829
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	455,000	487,592
California Community College Financing Authority, Revenue Bonds,
Series A, BAM,
2.50%, 06/01/2031	220,000	201,106
California Health Facilities Financing Authority, Revenue Bonds,
Series B,
5.00%, 11/15/2031	125,000	145,508
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A) (B)	750,000	770,925
Series A,
4.50%, 06/01/2028 (A)	200,000	199,832
California School Finance Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2025 (A)	350,000	367,654

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California State University, Revenue Bonds,
Series A,
4.00%, 11/01/2034	$ 255,000	$ 269,968
California Statewide Communities Development Authority, Revenue Bonds
Fixed until 04/01/2020, 1.90% (C), 04/01/2028	75,000	74,609
Fixed until 12/01/2023, 2.63% (C), 11/01/2033	1,500,000	1,510,020
5.00%, 04/01/2028 - 08/01/2038	2,875,000	3,322,772
AGM,
5.00%, 10/01/2026	450,000	516,375
Series A,
3.00%, 11/01/2022 (A)	2,000,000	2,004,040
3.50%, 11/01/2027 (A)	2,630,000	2,627,843
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	853,973
Series B,
5.00%, 07/01/2030	445,000	500,928
Carson Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AMBAC,
4.75%, 01/01/2036	110,000	110,263
Chowchilla Public Financing Authority, Revenue Bonds
Series C, AGM,
3.13%, 06/01/2033	175,000	167,648
3.25%, 06/01/2034 - 06/01/2035	425,000	408,639
Chula Vista Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
4.00%, 10/01/2035	985,000	1,028,931
City of Escondido, Special Tax,
Series E, BAM,
5.00%, 09/01/2027	420,000	481,870
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	141,085
4.00%, 09/02/2021 - 09/02/2022	265,000	276,082
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds,
Series B,
5.00%, 11/01/2037	75,000	85,407
City of Visalia, Certificate of Participation,
AGM,
5.00%, 12/01/2024	360,000	415,800
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	80,111
Series A, AGM,
4.00%, 09/01/2031 - 09/01/2032	1,060,000	1,124,448
5.00%, 09/01/2029 - 09/01/2030	1,420,000	1,626,846
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	58,100
5.00%, 02/01/2029	480,000	559,435
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	695,000	716,872
3.13%, 09/01/2027	390,000	400,105
5.00%, 09/01/2021 - 09/01/2024	2,700,000	3,057,926
County of Santa Cruz, Certificate of Participation
4.00%, 08/01/2032 - 08/01/2033	580,000	616,440

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax
Series A, AGM,
4.00%, 09/01/2029 - 09/01/2030	$ 860,000	$ 922,787
Davis Joint Unified School District, Certificate of Participation,
BAM,
4.00%, 08/01/2024	95,000	103,943
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,950,000	5,872,471
3.25%, 12/01/2036	5,550,000	5,392,602
Dixon Unified School District, Certificate of Participation,
BAM,
5.00%, 09/01/2028	85,000	99,085
Dry Creek Joint Elementary School District, Special Tax,
AGM,
5.00%, 09/01/2024	190,000	218,719
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2028	2,380,000	2,771,595
Etiwanda School District, Special Tax
Series 2,
2.00%, 09/01/2020	50,000	50,193
3.00%, 09/01/2021 - 09/01/2022	185,000	189,649
3.50%, 09/01/2023	75,000	77,303
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax
BAM,
2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,207,030
Fresno Unified School District, General Obligation Unlimited,
Series A,
5.00%, 08/01/2038	1,000,000	1,143,560
Gilroy Unified School District, Certificate of Participation,
BAM,
4.00%, 04/01/2032	650,000	685,977
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	11,145,000	11,750,840
Hacienda La Puente Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2024	250,000	289,137
Hesperia Unified School District, Certificate of Participation,
BAM,
3.00%, 02/01/2033	275,000	263,406
Kern Community College District, General Obligation Unlimited,
5.00%, 11/01/2018	100,000	100,935
Lancaster Redevelopment Agency Successor Agency, Tax Allocation,
Series A,
2.38%, 08/01/2028	2,460,000	2,358,968
Lancaster School District, Certificate of Participation
BAM,
3.13%, 04/01/2034 - 04/01/2035	600,000	569,871

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Los Angeles Community College District, General Obligation Unlimited,
Series I,
3.00%, 08/01/2018	$ 170,000	$ 170,000
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	480,000	491,818
5.00%, 09/01/2023	425,000	481,023
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,590,000	1,799,696
Norwalk-La Mirada Unified School District, General Obligation Unlimited,
AGM,
4.75%, 08/01/2018	270,000	270,000
Oakdale Public Financing Authority, Special Tax
2.63%, 09/01/2022	110,000	110,657
3.00%, 09/01/2024	165,000	165,911
Panama-Buena Vista Union School District, Certificate of Participation
BAM,
4.00%, 09/01/2018	325,000	325,757
5.00%, 09/01/2024	265,000	305,055
Peralta Community College District, General Obligation Unlimited
Series D,
3.50%, 08/01/2032 - 08/01/2034	6,120,000	6,266,714
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	475,248
Placerville Union School District, General Obligation Unlimited,
BAM,
3.00%, 08/01/2033	150,000	146,624
Rim of the World Unified School District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2034	40,000	42,132
Rio Bravo-Greeley Union School District, General Obligation Unlimited,
BAM,
3.00%, 09/01/2032	575,000	541,081
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,740,000	2,000,329
Riverside County Redevelopment Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 10/01/2028 - 10/01/2030	1,510,000	1,776,803
Riverside Public Financing Authority, Tax Allocation,
Series C, NATL,
5.00%, 08/01/2037	100,000	100,237
Riverside Redevelopment Agency Successor Agency, Tax Allocation
Series A,
5.00%, 09/01/2020 - 09/01/2026	245,000	272,437
Roseville Joint Union High School District, General Obligation Unlimited
Series B,
Zero Coupon, 08/01/2030 - 08/01/2031	650,000	429,279

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2028	$ 835,000	$ 956,260
San Diego Public Facilities Financing Authority, Revenue Bonds,
5.00%, 10/15/2026	490,000	582,708
San Diego Unified School District, General Obligation Unlimited
Series K-2,
Zero Coupon, 07/01/2029 - 07/01/2030	2,700,000	1,851,633
San Gorgonio Memorial Health Care District, General Obligation Unlimited,
5.00%, 08/01/2024	85,000	97,891
San Leandro Redevelopment Agency Successor Agency, Tax Allocation,
5.00%, 09/01/2027	100,000	114,140
Sanger Unified School District, Certificate of Participation
AGM,
3.13%, 06/01/2033	75,000	73,641
3.25%, 06/01/2035	100,000	97,335
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	685,000	778,838
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	286,818
South Tahoe Redevelopment Agency, Special Tax,
Series 1,
3.38%, 10/01/2021	110,000	112,166
State of California, General Obligation Unlimited,
4.00%, 08/01/2034	460,000	484,191
Stockton Public Financing Authority, Revenue Bonds,
Series A, NATL,
5.00%, 10/01/2031	15,000	15,043
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	1,310,000	1,399,499
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM,
4.00%, 09/01/2018	150,000	150,338
5.00%, 09/01/2022	50,000	56,037
Sutter Union High School District, General Obligation Unlimited
BAM,
Zero Coupon, 08/01/2027 - 08/01/2028	300,000	221,012
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	25,000	25,135
Vacaville Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AGM,
2.75%, 09/01/2031	140,000	129,937

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Vacaville Unified School District, Certificate of Participation
AGM,
4.00%, 12/01/2023 - 12/01/2025	$ 565,000	$ 623,048
Victor Valley Union High School District, General Obligation Unlimited
Series B, AGM,
2.50%, 08/01/2031	110,000	99,318
4.00%, 08/01/2032	570,000	604,428
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2032 - 08/01/2036	2,275,000	2,387,528
West Hill Community College District, General Obligation Unlimited,
Series C, BAM,
5.00%, 08/01/2026	160,000	189,134
Whittier Union High School District, General Obligation Unlimited
Zero Coupon, 08/01/2026 - 08/01/2028	11,590,000	8,824,581

		106,782,316

Colorado - 2.6%
Baca Grande Water & Sanitation District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2035	300,000	277,161
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	406,321
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028	500,000	494,970
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037	525,000	540,214
Bromley Park Metropolitan District No. 2, General Obligation Limited
Series A, BAM,
5.00%, 12/01/2031 - 12/01/2032	460,000	527,738
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
5.00%, 12/01/2037	1,500,000	1,508,955
Centerra Metropolitan District No. 1, Tax Allocation,
2.70%, 12/01/2019 (A) (B) (D)	493,000	494,977
City of Arvada, Certificate of Participation
4.00%, 12/01/2030 - 12/01/2034	2,515,000	2,656,042
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2019 - 08/01/2026	660,000	703,654
5.00%, 06/15/2029 - 08/01/2036	2,240,000	2,503,681
Series A,
5.00%, 06/01/2036	540,000	606,037
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	1,950,000	2,071,894
5.00%, 06/01/2028 - 06/01/2030	2,500,000	2,825,220
Series A,
4.25%, 11/01/202405/11/2017	2,995,000	3,000,151
5.00%, 12/01/2033 - 01/01/2040	215,000	229,101

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds (continued)
Series B,
3.13%, 05/15/2027	$ 1,250,000	$ 1,212,000
5.00%, 05/15/2021 - 05/15/2026	3,315,000	3,568,161
Series B, AGM,
5.25%, 03/01/2036	20,000	20,463
Colorado Housing & Finance Authority, Revenue Bonds
GNMA,
3.38%, 11/01/2033 (E)	2,175,000	2,150,662
3.60%, 11/01/2038 (E)	3,000,000	2,944,860
Series C, GNMA,
2.75%, 05/01/2028	495,000	488,723
2.80%, 11/01/2028	1,175,000	1,156,411
Eagle-Vail Metropolitan District, General Obligation Unlimited,
4.00%, 12/01/2032	200,000	215,996
Gateway Regional Metropolitan District, General Obligation Limited,
AGM,
3.00%, 12/01/2032	75,000	70,540
Grand River Hospital District, General Obligation Unlimited,
AGM,
5.00%, 12/01/2027	75,000	88,262
Heather Gardens Metropolitan District, General Obligation Unlimited
AGM,
4.00%, 12/01/2024 - 12/01/2032	2,470,000	2,735,106
Park Creek Metropolitan District, Tax Allocation
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,455,000	1,638,351
Sand Creek Metropolitan District, General Obligation Limited
MAC,
4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,618,437
Solaris Metropolitan District No. 3, General Obligation Limited,
Series A,
3.75%, 12/01/2026	640,000	639,974

		37,394,062

Connecticut - 2.1%
City of Bridgeport, General Obligation Unlimited,
Series C, AGM,
5.00%, 08/15/2024	1,275,000	1,441,107
City of Hartford, General Obligation Unlimited
Series A, AGM,
5.00%, 07/01/2025	325,000	366,385
Series A, BAM,
4.00%, 12/01/2027	515,000	547,615
5.00%, 12/01/2022 - 12/01/2026	12,090,000	13,619,196
Series A, BAM-TCRS,
5.00%, 04/01/2025	1,395,000	1,496,082
Series C, AGM,
5.00%, 07/15/2019 - 07/15/2023	1,195,000	1,326,596
Series C, BAM,
5.00%, 08/15/2021	300,000	323,436
City of New Haven, General Obligation Unlimited,
Series B, BAM,
5.00%, 08/15/2025	635,000	732,409

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
Connecticut Housing Finance Authority, Revenue Bonds
Series 24,
3.80%, 06/15/2031 (E)	$ 370,000	$ 369,241
3.90%, 06/15/2033 (E)	405,000	404,077
Series A-1,
3.10%, 05/15/2028	2,015,000	2,032,591
Series A-4,
1.40%, 11/15/2019	200,000	199,592
Series B-1,
2.40%, 11/15/2026	90,000	88,071
Series B3,
2.40%, 05/15/2026	55,000	54,190
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Fixed until 03/01/2019, 1.65% (C), 11/15/2029	1,635,000	1,633,954
Series B, AGC,
5.50%, 07/01/2032	250,000	250,532
Series J,
5.00%, 07/01/2034	135,000	144,949
State of Connecticut, General Obligation Unlimited,
Series B,
4.00%, 03/01/2029	25,000	25,792
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
5.00%, 08/01/2022	60,000	65,792
Town of Hamden, General Obligation Unlimited
BAM,
6.00%, 08/15/2033 - 08/15/2038	2,250,000	2,721,452
Town of Plymouth, General Obligation Unlimited,
4.00%, 07/15/2019	400,000	406,940
Town of Wilton, General Obligation Unlimited
3.13%, 03/01/2034	550,000	551,276
3.25%, 03/01/2035 - 03/01/2038	2,000,000	2,003,603
University of Connecticut, Revenue Bonds,
Series A,
5.00%, 11/15/2023	25,000	26,022

		30,830,900

Delaware - 0.0% (F)
Delaware State Economic Development Authority, Revenue Bonds,
5.38%, 10/01/2045	25,000	26,058

District of Columbia - 0.4%
District of Columbia, General Obligation Unlimited,
Series E, BHAC,
5.00%, 06/01/2019	40,000	40,000
District of Columbia, Revenue Bonds
Series A,
4.13%, 07/01/2027	1,000,000	1,014,010
5.00%, 07/01/2032	1,500,000	1,601,055
Series B,
3.88%, 07/01/2024	1,500,000	1,500,285
Series C,
4.00%, 12/01/2021	25,000	26,736
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	2,010,000	2,027,648

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	$ 25,000	$ 28,045
Metropolitan Washington Airports Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2020	25,000	26,701

		6,264,480

Florida - 3.9%
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	360,000	363,762
4.25%, 07/01/2021 (A)	435,000	443,226
Capital Trust Agency, Inc., Revenue Bonds
3.00%, 07/01/2019 (A)	180,000	181,033
3.50%, 07/01/2020 - 07/01/2022 (A)	1,885,000	1,912,478
Series A,
4.50%, 07/01/2034	2,170,000	2,199,534
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	105,000	102,908
2.75%, 09/01/2025 - 09/01/2026	1,385,000	1,364,582
City of Fernandina Beach Utility System Revenue, Revenue Bonds,
Series A,
5.00%, 09/01/2019	45,000	46,617
City of Fort Myers, Revenue Bonds
4.00%, 12/01/2032 - 12/01/2034	935,000	972,664
City of Gainesville Utilities System Revenue, Revenue Bonds,
Series C,
5.00%, 10/01/2018	270,000	271,607
City of Jacksonville, Revenue Bonds
3.00%, 10/01/2026	475,000	483,284
4.00%, 10/01/2029	765,000	806,387
Series C,
5.00%, 10/01/2031	200,000	221,654
City of Miami Gardens, General Obligation Unlimited,
BAM-TCRS,
5.00%, 07/01/2031	2,230,000	2,502,082
City of North Port, Special Assessment,
BAM,
5.00%, 07/01/2020	90,000	95,445
City of Orlando, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	4,105,000	4,770,650
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	9,050,000	10,240,983
City of Pompano Beach, Revenue Bonds
4.00%, 09/01/2018 - 09/01/2020	515,000	528,320
City of Tallahassee, Revenue Bonds,
5.00%, 10/01/2023	55,000	61,559
City of Tampa, Revenue Bonds
5.00%, 07/01/2024	420,000	477,628
Series A,
5.00%, 11/15/2025	25,000	27,538
Columbia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 07/01/2026	440,000	506,422

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
County of Miami-Dade Aviation Revenue, Revenue Bonds,
5.00%, 10/01/2029	$ 750,000	$ 874,410
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds,
Series B, AGM,
5.25%, 10/01/2018	175,000	176,131
Escambia County School Board, Revenue Bonds,
4.00%, 09/01/2019	120,000	123,163
Flagler County School District, Certificate of Participation,
Series A, AGM,
5.00%, 08/01/2018	25,000	25,000
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	61,225
Florida Department of Management Services, Certificate of Participation,
Series A,
5.00%, 08/01/2019	35,000	35,448
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	1,050,000	1,161,720
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.20%, 01/01/2023	150,000	151,260
2.25%, 07/01/2023	120,000	121,116
2.30%, 01/01/2024	370,000	371,121
2.35%, 07/01/2024	500,000	500,270
2.45%, 01/01/2025	420,000	419,748
2.50%, 07/01/2025	495,000	493,436
2.65%, 01/01/2026	500,000	498,990
2.70%, 07/01/2026	245,000	243,785
2.75%, 01/01/2027	495,000	490,213
2.80%, 07/01/2027	500,000	494,150
2.85%, 01/01/2028	400,000	393,812
2.90%, 07/01/2028	500,000	490,675
3.75%, 07/01/2035	2,510,000	2,601,213
Series A, GNMA, FNMA, FHLMC,
2.25%, 07/01/2022	135,000	135,351
Florida Municipal Power Agency, Revenue Bonds,
Series A,
5.00%, 10/01/2018	25,000	25,150
Greater Orlando Aviation Authority, Revenue Bonds,
Series A,
3.60%, 10/01/2018	40,000	40,153
JEA Electric System Revenue, Revenue Bonds,
Series D1,
5.00%, 10/01/2018	100,000	100,600
Kissimmee Utility Authority, Revenue Bonds,
AGM,
5.25%, 10/01/2018	100,000	100,619
Manatee County School District, Revenue Bonds,
AGM,
5.00%, 10/01/2021	50,000	54,898
Miami-Dade County Industrial Development Authority, Revenue Bonds,
1.50% (C), 10/01/2018	500,000	499,730

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Northern Palm Beach County Improvement District, Special Assessment
AGM,
5.00%, 08/01/2021 - 08/01/2024	$ 1,045,000	$ 1,160,557
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,190,000	9,156,838
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.55%, 03/01/2019	80,000	80,000
1.65%, 09/01/2019	80,000	80,102
3.15%, 09/01/2032	495,000	482,863
Peace River Manasota Regional Water Supply Authority, Revenue Bonds,
5.00%, 10/01/2019	100,000	103,974
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (C), 08/01/2047	1,000,000	997,630
Tradition Community Development District No. 1, Special Assessment,
AGM,
4.00%, 05/01/2023	525,000	564,417
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2023 (A)	300,000	302,220
3.25%, 05/01/2026	2,510,000	2,486,155
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	655,000	749,343
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	445,000	508,555

		55,936,404

Georgia - 0.4%
City of East Point, Tax Allocation,
3.00%, 08/01/2022	1,000,000	1,034,330
Cobb County Kennestone Hospital Authority, Revenue Bonds,
5.00%, 04/01/2019	150,000	153,614
County of DeKalb Water & Sewerage Revenue, Revenue Bonds,
5.00%, 10/01/2018	60,000	60,359
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	671,266
3.25%, 12/01/2037	1,320,000	1,277,496
Series B,
3.40%, 12/01/2037	1,345,000	1,315,060
Series C,
2.85%, 06/01/2028 - 12/01/2028	920,000	905,351
Valdosta Housing Authority, Revenue Bonds,
XLCA,
4.50%, 08/01/2029	200,000	200,506

		5,617,982

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Guam - 0.1%
Guam Government Waterworks Authority, Revenue Bonds
5.00%, 07/01/2019 - 07/01/2031	$ 665,000	$ 737,569
Guam Power Authority, Revenue Bonds,
Series A, AGM,
5.00%, 10/01/2026	175,000	191,611

		929,180

Idaho - 0.4%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,500,000	4,492,305
Idaho Housing & Finance Association, Revenue Bonds
Series A,
4.00%, 07/01/2026 08/04/2016	370,000	381,392
Series A-1, Class I,
2.75%, 07/01/2031	540,000	519,448

		5,393,145

Illinois - 15.1%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	300,000	274,026
3.25%, 02/01/2036	495,000	447,356
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,328,939
5.00%, 02/01/2029	1,495,000	1,668,898
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited
AGM,
Zero Coupon, 01/01/2023	2,955,000	2,659,574
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,523,761
Central Lake County Joint Action Water Agency, Revenue Bonds,
4.00%, 05/01/2019	60,000	61,064
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	5,000,000	5,614,518
Chicago Board of Education, General Obligation Unlimited
Series A,
4.00%, 12/01/2020	3,245,000	3,275,795
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	445,633
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	161,852
Series C, AGM,
5.00%, 12/01/2027	2,125,000	2,146,675
Chicago O’Hare International Airport, Revenue Bonds,
Series B,
5.00%, 01/01/2021	150,000	160,772
Chicago Park District, General Obligation Limited,
Series B,
4.00%, 01/01/2019	25,000	25,191

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Berwyn, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/01/2018	$ 200,000	$ 201,424
City of Burbank, General Obligation Unlimited,
BAM-TCRS,
3.70%, 12/01/2018	300,000	302,052
City of Calumet City, General Obligation Unlimited
BAM,
4.00%, 03/01/2020 - 03/01/2024	2,335,000	2,448,674
Series A, BAM,
4.00%, 03/01/2022	1,345,000	1,400,535
City of Chicago, General Obligation Unlimited
AMBAC,
5.00%, 12/01/2023	145,000	145,515
Series A,
4.00%, 01/01/2019	50,000	50,518
Series A, AGM,
4.75%, 01/01/2030 - 01/01/2038	120,000	120,427
5.00%, 01/01/2026	110,000	113,982
Series C,
5.00%, 01/01/2026 - 01/01/2034	2,965,000	3,185,527
Series D,
5.00%, 01/01/2020	90,000	90,948
Series D, AMBAC,
5.00%, 12/01/2022	10,000	10,036
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	750,000	762,607
5.00%, 01/01/2022 - 01/01/2024	700,000	764,417
BAM-TCRS,
3.00%, 01/01/2021	475,000	482,985
Series A, AGM,
5.25%, 01/01/2042	675,000	755,730
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	125,000	126,669
4.00%, 11/01/2023	500,000	530,030
5.00%, 11/01/2021 - 11/01/2028	3,485,000	3,792,741
AGM-CR,
5.00%, 11/01/2027	140,000	153,245
Series A-1,
5.00%, 11/01/2024	5,000,000	5,666,050
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,490,000	1,539,425
4.50%, 12/01/2030 - 12/01/2031	1,345,000	1,413,878
City of DeKalb, General Obligation Unlimited,
Series A, BAM-TCRS,
2.25%, 01/01/2029	250,000	208,143
City of East Peoria, General Obligation Unlimited
Series A, AGM,
4.20%, 01/01/2028	200,000	206,110
4.50%, 01/01/2033	170,000	177,223
City of Evanston, General Obligation Unlimited,
Series C,
4.00%, 12/01/2018	50,000	50,102

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	$ 585,000	$ 601,591
City of Kankakee, General Obligation Unlimited
Series A, AGM,
4.00%, 01/01/2026 - 01/01/2027	800,000	831,323
City of Monmouth, General Obligation Unlimited,
Series B, BAM,
3.00%, 12/01/2023	130,000	134,076
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	166,563
Series B, AGM,
4.00%, 11/01/2023	40,000	42,952
City of Princeton, General Obligation Unlimited,
Series E,
2.50%, 12/01/2019	40,000	40,334
City of Rochelle Electric System Revenue, Revenue Bonds,
AGM,
3.00%, 05/01/2019	310,000	312,790
City of Sterling, General Obligation Unlimited
3.00%, 11/01/2018	25,000	25,094
AGM,
3.00%, 12/01/2024 - 12/01/2026	540,000	533,956
City of Waukegan, General Obligation Unlimited
Series A, AGM,
5.00%, 12/30/2030 - 12/30/2036	5,740,000	6,413,623
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,076,748
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	70,000	77,674
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	854,337
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	930,000	939,514
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2018 - 12/01/2024	2,320,000	2,443,678
BAM-TCRS,
5.25%, 12/01/2027	2,050,000	2,272,384
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,627,131
Cook County High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	96,507
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	81,590

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County High School District No. 205, General Obligation Limited,
AGC,
5.50%, 12/01/2019	$ 100,000	$ 101,358
Cook County High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	791,280
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,743,996
Cook County School District No. 100, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021	430,000	454,007
Cook County School District No. 109, General Obligation Limited,
4.00%, 12/01/2018	180,000	181,487
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,009,821
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,240,750
Cook County School District No. 158, General Obligation Limited,
AGM,
3.00%, 12/01/2021	325,000	330,886
Cook County School District No. 162, General Obligation Limited,
AGM,
4.00%, 12/01/2027	250,000	256,602
Cook County School District No. 163, General Obligation Limited,
Series A, AGM,
5.00%, 12/15/2028	70,000	77,145
Cook County School District No. 31, General Obligation Limited
Series A,
3.00%, 12/01/2021	100,000	102,159
Cook County School District No. 81, General Obligation Unlimited,
AGM,
4.00%, 12/01/2019	500,000	504,045
Cook County School District No. 87, General Obligation Limited,
AGM,
4.00%, 12/01/2018	175,000	175,327
Cook County School District No. 99, General Obligation Unlimited,
Series A, AGC,
5.00%, 12/01/2018	100,000	101,181
County of Cook, General Obligation Unlimited
Series C,
5.00%, 11/15/2020	100,000	103,904
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,657,890
Series D,
5.00%, 11/15/2019	25,000	25,944

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
County of Cook, Revenue Bonds,
4.00%, 11/15/2019	$ 300,000	$ 308,928
County of Winnebago, General Obligation Unlimited,
Series C,
3.00%, 12/30/2018	50,000	50,314
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 02/01/2030	2,285,000	2,341,988
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited,
Series A,
2.50%, 12/30/2019	30,000	30,367
DuPage County Community High School District No. 99, General Obligation Unlimited,
5.00%, 12/01/2018	100,000	101,177
Governors State University, Certificate of Participation,
AGC,
4.50%, 01/01/2019	185,000	186,639
Grundy County School District No. 54, General Obligation Unlimited,
AGM-CR,
6.00%, 12/01/2024	2,200,000	2,456,476
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited
Series A, AGM,
5.00%, 08/15/2028	150,000	166,092
Series B, AGM,
5.00%, 02/15/2023	165,000	181,691
Illinois Development Finance Authority, Revenue Bonds,
AGM,
Zero Coupon, 01/01/2021	30,000	28,634
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	630,000	621,356
5.00%, 08/01/2025 - 08/01/2031	3,975,000	4,456,578
AGM,
4.00%, 12/01/2023	140,000	150,924
5.00%, 12/01/2036	1,900,000	2,094,408
Series A,
5.00%, 07/01/2020 - 11/15/2037	2,570,000	2,709,381
Series A-1,
3.50%, 12/01/2027	2,250,000	2,183,512
Fixed until 01/15/2020, 5.00% (C), 11/01/2030	110,000	114,927
Series A-2,
Fixed until 02/12/2020, 5.00% (C), 11/01/2030	150,000	157,062
Series B,
5.00%, 11/01/2019	40,000	41,656
5.50%, 11/01/2020	80,000	83,805
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	180,754
Series L,
4.00%, 12/01/2018	95,000	95,778
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,524,770	1,454,067
Series A-1,
3.00%, 02/01/2022	440,000	453,284

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois State Toll Highway Authority, Revenue Bonds,
Series D,
5.00%, 01/01/2024	$ 45,000	$ 51,274
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	1,400,000	1,240,932
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2027	4,040,000	4,531,538
Joliet Regional Port District, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/30/2024	250,000	270,912
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	260,000	288,681
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	146,322
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,200,000	1,272,744
5.00%, 02/01/2024 - 02/01/2025	5,200,000	5,904,119
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited,
Series A,
5.00%, 12/15/2022	100,000	110,173
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series B,
3.50%, 01/01/2027	230,000	234,775
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	105,000	113,132
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	105,000	108,048
Lake County School District No. 38, General Obligation Unlimited,
BAM-TCRS,
3.00%, 02/01/2022	2,500,000	2,539,100
Lake County Special Education District No. 825, Revenue Bonds
Series B,
4.00%, 10/01/2018 - 10/01/2019	285,000	289,682
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited
Series B, AGM,
4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,151,248

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Lincolnshire-Prairie View School District No. 103, Revenue Bonds,
Series B,
3.00%, 12/01/2018	$ 70,000	$ 70,353
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,238,235
3.50%, 12/01/2024	1,270,000	1,329,474
4.00%, 12/01/2025	1,360,000	1,477,776
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
Series B, BAM,
3.50%, 03/01/2029	2,070,000	2,066,336
Madison Bond Etc Counties Community Unit School District No. 5, General Obligation Unlimited
Series A, AGM,
4.00%, 02/01/2025 - 02/01/2026	910,000	961,292
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2018 - 11/01/2021	710,000	752,910
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,450,000	3,838,542
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	5,150,000	5,679,236
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	560,000	472,069
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
Series A, AGM,
5.00%, 01/01/2023	70,000	76,656
McHenry County Community Unit School District No. 200, General Obligation Unlimited,
5.00%, 01/15/2019	65,000	66,025
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	125,407
McLean & Woodford Counties Community Unit School District No. 5, General Obligation Unlimited,
AGC,
4.00%, 12/01/2018	70,000	70,578
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,287,181
Metropolitan Pier & Exposition Authority, Revenue Bonds
NATL,
Zero Coupon, 06/15/2019	80,000	78,170
5.70% (G), 06/15/2023	165,000	185,993
Series A, NATL,
Zero Coupon, 06/15/2026	20,000	14,712
Series B,
5.00%, 12/15/2028	20,000	21,010

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited,
Series B,
5.00%, 12/01/2019	$ 60,000	$ 62,625
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited
Series A, AGM,
4.00%, 12/01/2032	270,000	289,294
Series B, AGM,
3.30%, 12/01/2035	255,000	253,659
Series C, AGM,
3.00%, 12/01/2031	140,000	137,276
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2019 - 07/01/2023	2,815,000	2,867,535
4.00%, 07/01/2025	565,000	600,844
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	125,000	127,809
4.00%, 07/01/2021 - 07/01/2022	1,015,000	1,077,353
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	117,333
Northlake Public Library District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2021	610,000	630,148
Ogle & Stephenson Counties Community Unit School District No. 221, General Obligation Unlimited,
BAM,
5.00%, 02/01/2024	500,000	554,205
Peoria Metropolitan Airport Authority, Revenue Bonds,
5.60%, 12/01/2022	35,000	35,493
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,179,060
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	675,000	717,301
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2019	205,000	210,223
5.25%, 06/01/2020 - 06/01/2021	185,000	196,870
5.38%, 06/01/2021	85,000	92,388
6.00%, 06/01/2028	75,000	83,587
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	76,407
Rock Island Country Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2021	175,000	177,496
4.00%, 12/01/2023	285,000	303,271
5.00%, 12/01/2024 - 12/01/2031	1,950,000	2,188,795

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Saline County Community Unit School District No. 3, General Obligation Unlimited
Series C, AGM,
2.00%, 12/01/2020 - 12/01/2021	$ 240,000	$ 236,568
Sangamon County Community Unit School District No. 5, General Obligation Unlimited,
Series B,
5.00%, 01/01/2023	150,000	166,305
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	375,000	392,629
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	421,186
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	467,033
Southwestern Illinois Development Authority, Revenue Bonds
AGC,
3.80%, 02/01/2019	130,000	131,437
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,124,510
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	2,145,000	1,905,491
Series B, BAM,
2.75%, 12/01/2027	125,000	118,770
St. Clair County High School District No. 201, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	4,040,000	4,642,243
State of Illinois, General Obligation Unlimited
5.00%, 08/01/2018 - 04/01/2024	325,000	336,334
5.50%, 07/01/2025	100,000	108,250
AGM,
5.00%, 01/01/2020	150,000	155,600
Series A,
5.00%, 09/01/2033	125,000	125,069
Series B,
5.25%, 01/01/2019	375,000	379,627
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	1,355,000	1,669,348
Town of Cicero, General Obligation Unlimited,
Series B, AGM,
4.20%, 12/01/2027	490,000	497,923
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	75,000	82,939
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,495,000	1,547,131
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	100,550

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2019 - 12/01/2027	$ 385,000	$ 419,578
Series B, AGM,
3.00%, 12/01/2029	280,000	259,977
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2020 - 12/01/2022	510,000	518,613
Village of Calumet Park, General Obligation Unlimited
BAM,
4.00%, 12/01/2021 - 12/01/2032	2,540,000	2,649,570
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,553,271
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	6,820,000	7,460,167
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	305,343
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	254,076
Village of Glenview, General Obligation Unlimited,
Series A,
3.00%, 12/01/2019	25,000	25,439
Village of Hazel Crest, General Obligation Unlimited
BAM,
4.00%, 12/01/2024 - 12/01/2026	780,000	838,064
Village of Lansing, General Obligation Unlimited,
AGM,
5.00%, 03/01/2023	415,000	456,048
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	125,000	134,919
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	515,000	521,395
4.00%, 12/01/2022 - 12/01/2023	550,000	580,476
Village of Machesney Park, Revenue Bonds,
Series B, AGM,
4.38%, 12/01/2019	150,000	150,359
Village of McCook, General Obligation Unlimited,
5.00%, 12/01/2026	40,000	40,310
Village of Melrose Park, General Obligation Unlimited,
AGM,
3.00%, 12/15/2020	350,000	354,238
Village of Montgomery, Special Assessment
BAM,
2.10%, 03/01/2020	200,000	201,116
2.45%, 03/01/2022	100,000	99,388
2.85%, 03/01/2024	310,000	306,209
3.00%, 03/01/2025	145,000	142,866
3.10%, 03/01/2026	285,000	279,699
3.20%, 03/01/2027	325,000	315,152
3.30%, 03/01/2028	220,000	214,863
3.40%, 03/01/2029	795,000	766,459
3.45%, 03/01/2030	150,000	143,766

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Mount Prospect, General Obligation Unlimited,
3.00%, 12/01/2021	$ 100,000	$ 102,133
Village of Oak Park, General Obligation Unlimited,
Series A,
3.00%, 11/01/2029	795,000	752,070
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM,
2.00%, 03/01/2020	210,000	210,846
3.00%, 03/01/2019	340,000	342,815
Village of Richton Park, General Obligation Unlimited,
BAM,
4.00%, 12/01/2035	570,000	567,150
Village of River Grove, General Obligation Unlimited,
AGC,
3.80%, 12/15/2019	160,000	162,866
Village of South Holland, General Obligation Unlimited,
Series B,
4.00%, 12/15/2022	105,000	111,479
Warren County Community Unit School District No. 238, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	75,000	79,187
Wauconda Special Service Area No.1, Special Tax
Series A, BAM,
2.63%, 03/01/2022	140,000	139,122
3.00%, 03/01/2019	115,000	115,952
5.00%, 03/01/2033	305,000	331,861
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2019 - 06/01/2033	6,310,000	6,259,998
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,037,120
5.00%, 10/01/2024	3,330,000	3,684,345
Western Illinois University, Revenue Bonds
BAM,
5.00%, 04/01/2020 - 04/01/2024	2,315,000	2,497,615
Will County Community High School District No. 210, General Obligation Unlimited
AGM,
5.00%, 01/01/2020	370,000	382,502
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,740,872
Will County Community Unit School District No. 201, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	1,075,000	1,225,371
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	750,000	621,540
Series B, AGM,
5.00%, 01/01/2026	515,000	592,224

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	$ 8,195,000	$ 9,255,843

		216,429,314

Indiana - 2.0%
Aurora School Building Corp., Revenue Bonds,
5.00%, 07/15/2020	115,000	122,098
City of Evansville, Revenue Bonds
Series A, AGM,
5.00%, 02/01/2022 - 02/01/2025	375,000	423,638
City of Lebanon Electric Utility Revenue, Revenue Bonds,
BAM,
3.00%, 01/01/2019	100,000	100,661
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	7,300,000	7,268,318
Series D,
Fixed until 06/01/2021, 2.05% (C), 04/01/2025	535,000	535,433
Evansville Redevelopment Authority, Revenue Bonds
BAM,
5.00%, 02/01/2026 - 02/01/2027	3,150,000	3,656,170
Frankfort High School Elementary School Building Corp., Revenue Bonds,
5.00%, 01/15/2026	270,000	311,864
Greater Clark County School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2024	135,000	146,835
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	960,000	972,662
4.00%, 02/01/2021	405,000	425,647
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,386,977
Series A,
5.00%, 10/01/2018 - 09/15/2028	2,570,000	2,781,033
Series B,
5.00%, 02/01/2025	125,000	125,000
Indiana Health Facility Financing Authority, Revenue Bonds
Fixed until 05/01/2020, 1.25% (C), 11/01/2027	3,435,000	3,389,795
5.00%, 11/15/2034	1,725,000	1,948,008
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	235,000	225,628
Series C-1, GNMA, FNMA, FHLMC,
3.25%, 01/01/2032	1,595,000	1,589,816
Indiana University, Revenue Bonds,
Series A,
5.00%, 06/01/2024	50,000	57,917
Jeffersonville Redevelopment Authority, Revenue Bonds,
AGM,
3.00%, 08/01/2026	760,000	791,874
Jennings County School Building Corp., Revenue Bonds,
3.00%, 01/15/2020 (B)	345,000	348,578

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Lake County Public Library District, General Obligation Unlimited,
4.00%, 08/01/2019	$ 40,000	$ 40,958
South Gibson School Building Corp., Revenue Bonds,
4.00%, 01/10/2019	100,000	101,102
Town of Milford IN Sewer Revenue, Revenue Bonds,
3.63%, 07/01/2034	100,000	99,340

		28,849,352

Iowa - 0.0% (F)
City of Ames, General Obligation Unlimited,
Series A,
2.25%, 06/01/2028	370,000	350,434
Waukee Community School District, Revenue Bonds,
Series A,
3.00%, 06/01/2019	115,000	116,303

		466,737

Kansas - 1.1%
City of Dodge City, Revenue Bonds,
3.00%, 07/15/2021	80,000	82,097
City of Wichita, Revenue Bonds
4.00%, 11/15/2018	200,000	201,492
Series I,
5.00%, 05/15/2028	300,000	324,333
County of Atchison, Revenue Bonds,
Series A,
2.50%, 04/01/2020	220,000	220,746
Douglas County Unified School District No. 491, General Obligation Unlimited
AGM,
2.38%, 09/01/2029	200,000	181,846
2.50%, 09/01/2030	400,000	364,576
3.00%, 09/01/2033	840,000	790,591
Fort Scott Community College, Certificate of Participation,
Series A,
3.38%, 06/01/2033	110,000	107,543
Johnson & Miami Counties Unified School District No. 230, General Obligation Unlimited,
5.00%, 09/01/2027	3,640,000	4,299,095
Johnson County Park & Recreation District, Certificate of Participation,
Series A,
5.00%, 09/01/2018	100,000	100,296
Johnson County Unified School District No. 231, General Obligation Unlimited
Series A,
5.00%, 10/01/2029 - 10/01/2030	1,790,000	2,053,511
Kansas Development Finance Authority, Revenue Bonds
5.00%, 01/01/2020	90,000	94,171
Series C, BAM,
4.00%, 05/01/2022	90,000	95,827
Kansas Independent College Finance Authority, Revenue Bonds,
Series C,
6.30%, 05/01/2019	1,500,000	1,525,455

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	$ 1,090,000	$ 1,093,157
3.13%, 12/01/2033	180,000	174,539
Montgomery County Unified School District No. 446, General Obligation Unlimited
BAM,
5.00%, 09/01/2027 - 09/01/2030	2,495,000	2,876,074
Sedgwick County Unified School District No. 262, General Obligation Unlimited
5.00%, 09/01/2034	150,000	173,964
BAM,
3.13%, 09/01/2034 - 09/01/2035	1,150,000	1,092,603
Unified Government of Greeley County, General Obligation Unlimited
Series B,
4.00%, 12/01/2035	200,000	204,588
5.00%, 12/01/2037	275,000	309,785

		16,366,289

Kentucky - 3.2%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	66,338
3.25%, 09/01/2028	545,000	557,699
City of Winchester Combined Utilities Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2029	685,000	748,445
County of Carroll, Revenue Bonds,
Series A,
Fixed until 09/01/2019, 1.05% (C), 09/01/2042	2,750,000	2,727,147
County of Pike, General Obligation Unlimited,
AGM,
2.25%, 03/01/2024	180,000	175,426
Eastern Kentucky University, Revenue Bonds,
Series A,
4.00%, 04/01/2025	425,000	455,528
Fayette County School District Finance Corp., Revenue Bonds,
Series B,
4.00%, 05/01/2024	140,000	151,407
Kentucky Asset Liability Commission, Revenue Bonds
NATL,
5.25%, 09/01/2019	150,000	155,840
Series A,
3.00%, 09/01/2018	850,000	851,173
5.00%, 09/01/2018	100,000	100,298
Kentucky Municipal Power Agency, Revenue Bonds
Series A,
Fixed until 03/01/2026, 3.45% (C), 09/01/2042	2,500,000	2,501,500
Series A, NATL,
5.00%, 09/01/2023	115,000	128,868
Kentucky State Property & Building Commission, Revenue Bonds
BAM-TCRS,
5.00%, 04/01/2029	3,450,000	3,964,360
Series A,
5.00%, 10/01/2018	315,000	316,868

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Kentucky Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2021	$ 25,000	$ 27,179
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	18,290,000	19,754,035
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	655,000	654,987
4.00%, 04/01/2030 - 04/01/2032	1,115,000	1,163,030
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	55,000	54,064
2.38%, 02/01/2025	290,000	286,465
2.50%, 02/01/2027	305,000	296,994
3.00%, 02/01/2028 - 02/01/2032	1,340,000	1,312,141
Northern Kentucky University, Revenue Bonds,
Series A,
4.00%, 09/01/2025	1,050,000	1,148,752
Paducah Electric Plant Board, Revenue Bonds
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2032	2,430,000	2,717,719
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	820,000	929,519
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,028,004

		45,273,786

Louisiana - 1.7%
City of Shreveport, Revenue Bonds
BAM,
5.00%, 03/01/2019 - 03/01/2026	2,440,000	2,750,601
Evangeline Parish Road & Drain Sales Tax District No. 1, Revenue Bonds,
AGM,
4.50%, 12/01/2024	50,000	54,934
Fremaux Economic Development District, Revenue Bonds,
5.00%, 11/01/2034	270,000	272,084
Jefferson Sales Tax District, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2032	25,000	28,713
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM,
5.00%, 08/01/2026 - 09/15/2029	14,725,000	17,228,283
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,160,000	3,591,108
AGM,
5.00%, 06/01/2021	65,000	70,376
Series B, AGC,
6.50%, 07/01/2030	155,000	158,064

		24,154,163

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine - 0.6%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	$ 715,000	$ 802,337
Maine Educational Loan Authority, Revenue Bonds,
Class A, Series A-3, AGC,
5.88%, 12/01/2039	275,000	282,318
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	350,000	405,006
Maine State Housing Authority, Revenue Bonds
Series B,
2.75%, 11/15/2028	410,000	401,333
2.90%, 11/15/2029	980,000	966,025
3.25%, 11/15/2032	500,000	489,330
Series C,
2.15%, 11/15/2026	265,000	255,966
2.35%, 11/15/2027	295,000	285,147
2.50%, 11/15/2028	550,000	528,643
2.75%, 11/15/2031	2,220,000	2,114,839
Series D-1,
2.50%, 11/15/2026	510,000	507,720
2.65%, 11/15/2027	755,000	754,366
2.80%, 11/15/2028	570,000	573,352
2.95%, 11/15/2029	350,000	348,327

		8,714,709

Maryland - 0.2%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2028	50,000	56,644
City of Baltimore, Tax Allocation,
5.00%, 06/15/2019	200,000	205,986
City of Rockville, Revenue Bonds
Series A-2,
2.25%, 11/01/2022	250,000	246,697
4.00%, 11/01/2020	150,000	154,948
5.00%, 11/01/2023	345,000	379,838
Series A1,
5.00%, 11/01/2021 - 11/01/2023	650,000	708,467
Series C,
3.00%, 11/01/2025	1,500,000	1,492,215
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/01/2021	35,000	38,113
Montgomery County Revenue Authority, Revenue Bonds,
Series A,
4.00%, 11/01/2020	260,000	272,301

		3,555,209

Massachusetts - 1.2%
Lynn Housing Authority & Neighborhood Development, Revenue Bonds
4.25%, 10/01/2028	315,000	313,185
4.38%, 10/01/2029	300,000	297,501
Massachusetts Development Finance Agency, Revenue Bonds
Series G,
5.00%, 10/01/2018	135,000	135,760
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,250,000	1,434,167

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds (continued)
Series K,
4.00%, 07/01/2038	$ 6,495,000	$ 6,554,949
Series S-2,
Fixed until 01/30/2025, 5.00% (C), 07/01/2038	75,000	86,467
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	1,115,000	1,138,616
Series 183,
2.80%, 06/01/2031	1,575,000	1,488,375
Series 187, FNMA,
2.65%, 12/01/2027	740,000	724,364
2.80%, 06/01/2028 - 12/01/2028	2,985,000	2,889,206
Series C,
2.35%, 06/01/2025	300,000	296,070
2.40%, 12/01/2025	210,000	206,795
2.55%, 06/01/2026	280,000	276,853
2.60%, 12/01/2026	150,000	148,443
2.70%, 06/01/2027	150,000	148,830
2.85%, 06/01/2028	260,000	256,259
2.90%, 12/01/2028	125,000	122,910
Town of Harwich, General Obligation Limited,
4.00%, 06/15/2031	670,000	731,037
Town of Nantucket, General Obligation Limited,
5.00%, 12/01/2018	50,000	50,597

		17,300,384

Michigan - 2.9%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	100,000	117,044
Bellevue Community Schools, General Obligation Unlimited,
Series A, AGM,
4.00%, 05/01/2024	340,000	369,985
Capac Community School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2027 - 05/01/2031	1,240,000	1,342,655
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	80,000	91,056
Series A, NATL,
5.25%, 07/01/2019	60,000	60,172
City of Romulus, General Obligation Limited,
BAM,
5.00%, 11/01/2025	45,000	52,608
City of Ypsilanti Water Supply & Sewage Disposal System Revenue, Revenue Bonds,
BAM,
4.00%, 09/01/2025	50,000	54,601
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	220,000	227,498
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,775,000	2,978,241

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
East Lansing Economic Development Corp., Revenue Bonds
Series B,
2.95%, 07/01/2020 (E)	$ 50,000	$ 50,008
3.25%, 07/01/2021 (E)	150,000	150,407
Fitzgerald Public School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2025	630,000	687,091
Forest Hills Public Schools, General Obligation Unlimited,
Series I,
3.00%, 05/01/2024	85,000	88,324
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	1,950,000	1,942,999
Grand Rapids Public Schools, General Obligation Unlimited,
AGM,
5.00%, 05/01/2030	730,000	837,288
Meridian Economic Development Corp., Revenue Bonds
Series A,
2.95%, 07/01/2020 (E)	450,000	450,072
3.25%, 07/01/2021 (E)	605,000	606,803
Michigan Finance Authority, Revenue Bonds
4.00%, 11/15/2018	350,000	352,481
Series A,
5.00%, 12/01/2026	50,000	59,017
Michigan Municipal Bond Authority, Revenue Bonds,
5.00%, 10/01/2019	25,000	25,991
Michigan State Hospital Finance Authority, Revenue Bonds
Series A,
5.00%, 06/01/2019	110,000	113,071
Series F,
Fixed until 04/01/2021, 1.90% (C), 11/15/2047	1,320,000	1,313,519
Fixed until 03/15/2023, 2.40% (C), 11/15/2047	840,000	842,184
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	3,935,000	3,877,155
Series D,
3.65%, 10/01/2032	2,700,000	2,734,128
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2027 - 05/01/2031	1,950,000	2,070,505
Series A,
4.00%, 05/01/2025	130,000	140,440
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	2,070,000	2,338,180
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	427,320
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	51,913
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	850,000	920,537
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	7,410,000	8,449,589

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Wayne County Airport Authority, Revenue Bonds
Series A,
5.00%, 12/01/2031 - 12/01/2032	$ 625,000	$ 717,387
Wayne State University, Revenue Bonds,
Series A,
5.00%, 11/15/2018	100,000	101,027
Zeeland Public Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2026 - 05/01/2030	5,945,000	7,011,752

		41,653,048

Minnesota - 1.4%
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	250,000	245,085
4.40%, 07/01/2025	165,000	172,394
City of Red Wing, Revenue Bonds,
Class A,
5.00%, 08/01/2047	1,250,000	1,256,550
City of St. Cloud, Revenue Bonds,
Series A,
3.00%, 04/01/2021	250,000	157,098
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027 (B)	2,655,000	2,647,733
4.00%, 02/01/2030 07/20/2016 (B)	750,000	768,555
County of Chippewa, Revenue Bonds
4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,649,696
Dakota County Community Development Agency, Revenue Bonds,
Series A,
5.00%, 09/01/2029	705,000	733,045
Forest Lake Independent School District No. 831, General Obligation Unlimited,
Series A,
3.00%, 02/01/2036	135,000	124,574
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 07/01/2019	100,000	102,122
5.00%, 11/15/2025 - 11/15/2027	500,000	587,424
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2030	350,000	378,325
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds,
Series B,
4.25%, 04/01/2025	200,000	202,084
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	104,660
Series B,
3.20%, 07/01/2025	180,000	182,677
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	135,000	136,322
2.95%, 07/01/2025	90,000	90,839
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	3,885,000	3,870,975
Series F,
2.90%, 01/01/2026	295,000	298,322
2.95%, 07/01/2026	910,000	917,944

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Northern Municipal Power Agency, Revenue Bonds,
5.00%, 01/01/2029	$ 615,000	$ 699,267
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	647,352

		19,973,043

Mississippi - 0.5%
Mississippi Development Bank, Revenue Bonds
AGM,
5.00%, 12/01/2019	410,000	427,774
Series A,
5.00%, 03/01/2022	750,000	783,743
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.00%, 12/01/2023	95,000	92,510
2.20%, 12/01/2024	695,000	675,755
2.35%, 06/01/2025	420,000	409,147
2.45%, 12/01/2025	520,000	510,718
2.70%, 12/01/2026	475,000	465,932
2.75%, 06/01/2027	300,000	293,985
2.80%, 12/01/2027	75,000	74,389
2.85%, 06/01/2028	420,000	411,499
2.95%, 12/01/2028	535,000	528,403
Series E, GNMA, FNMA, FHLMC,
3.00%, 12/01/2028 - 06/01/2029	500,000	487,161
West Rankin Utility Authority, Revenue Bonds
AGM,
5.00%, 01/01/2037 - 01/01/2038	2,430,000	2,705,320

		7,866,336

Missouri - 1.1%
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2019 - 11/01/2021	1,135,000	1,143,233
4.00%, 11/01/2022	350,000	362,716
City of Kansas City, Revenue Bonds,
Series A,
5.00%, 09/01/2034	100,000	103,255
City of St. Louis Parking Revenue, Revenue Bonds,
BAM,
3.00%, 12/15/2018	365,000	367,164
Industrial Development Authority of the City of St. Louis, Revenue Bonds,
Series A,
3.88%, 11/15/2029	1,000,000	1,016,640
Industrial Development Authority of the City of St. Louis, Tax Allocation,
3.75%, 11/01/2027	635,000	643,242
Kansas City Planned Industrial Expansion Authority, Revenue Bonds,
1.50%, 12/01/2018	5,400,000	5,398,326
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.45%, 05/01/2019	35,000	34,977
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	4,758
2.55%, 11/01/2029	500,000	489,895

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	$ 750,000	$ 836,602
Missouri State Board of Public Buildings, Revenue Bonds,
Series A,
2.25%, 04/01/2029	830,000	782,267
St. Louis County Industrial Development Authority, Special Assessment,
2.38%, 03/01/2020 (A)	300,000	298,452
St. Louis Municipal Finance Corp., Revenue Bonds
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	4,260,000	4,847,827

		16,329,354

Montana - 0.3%
Lewis & Clark County School District No. 9, General Obligation Unlimited
2.00%, 07/01/2024	135,000	131,437
2.50%, 07/01/2027	420,000	411,743
Missoula High School District No. 1, General Obligation Unlimited,
4.00%, 07/01/2034	645,000	686,274
Montana Board of Housing, Revenue Bonds,
Series A,
3.75%, 12/01/2038	350,000	350,809
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2028 - 07/01/2030	1,005,000	1,180,678
Series C,
3.00%, 06/01/2022	300,000	308,208
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,659,180

		4,728,329

Nebraska - 0.7%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	880,000	1,030,568
City of La Vista, Revenue Bonds,
3.00%, 07/15/2034	860,000	810,791
Madison County Hospital Authority No. 1, Revenue Bonds,
Series V,
5.00%, 07/01/2025	1,765,000	1,968,716
Omaha Public Power District, Revenue Bonds
Series A,
5.00%, 02/01/2033 - 02/01/2034	4,325,000	4,861,160
Papio-Missouri River Natural Resource District, General Obligation Limited
4.00%, 12/15/2027 - 12/15/2029	425,000	446,749
Thurston County School District No. 16, General Obligation Limited,
3.88%, 06/15/2029	100,000	102,581
Upper Republican Natural Resource District, Revenue Bonds
AGM,
3.13%, 12/15/2033	275,000	264,402
3.38%, 12/15/2038	180,000	174,184

		9,659,151

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada - 0.4%
City of Las Vegas, Revenue Bonds,
2.75%, 06/15/2021 (A)	$ 565,000	$ 559,751
County of Clark, Revenue Bonds,
5.00%, 07/01/2024	25,000	25,793
County of Washoe, Revenue Bonds,
Series B,
Fixed until 06/01/2022, 3.00% (C), 03/01/2036	1,150,000	1,175,081
Henderson Local Improvement Districts, Special Assessment
2.00%, 09/01/2023	370,000	354,349
2.25%, 09/01/2024	570,000	545,473
2.38%, 03/01/2021 - 03/01/2022	1,345,000	1,342,709
2.50%, 03/01/2023 - 09/01/2025	1,535,000	1,508,328
Las Vegas Special Improvement District Nos. 808 & 810, Special Assessment,
4.00%, 06/01/2020	185,000	189,729
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	50,000	55,499

		5,756,712

New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds,
3.00%, 08/01/2018	50,000	50,000
New Hampshire Housing Finance Authority, Revenue Bonds,
3.55%, 07/01/2037	975,000	970,983
State of New Hampshire, General Obligation Unlimited,
Series C,
5.00%, 05/01/2028	100,000	100,915

		1,121,898

New Jersey - 10.0%
Camden County Improvement Authority, Revenue Bonds
5.00%, 01/15/2026	405,000	460,732
Series A,
4.00%, 12/01/2018 - 12/15/2025	750,000	818,572
5.00%, 01/15/2029	375,000	428,861
Casino Reinvestment Development Authority, Revenue Bonds,
AGM,
5.00%, 11/01/2026	575,000	634,530
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	1,200,000	1,324,896
City of Bayonne, General Obligation Unlimited
AGM,
5.00%, 08/01/2023 - 08/01/2024	170,000	192,627
City of New Brunswick, General Obligation Unlimited
4.00%, 10/01/2018	100,000	100,415
AGM,
5.00%, 09/15/2027	185,000	220,174
City of Newark, General Obligation Unlimited
AGM,
2.50%, 09/15/2020	150,000	151,268

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Newark, General Obligation Unlimited (continued)
Series A,
5.00%, 10/01/2020	$ 55,000	$ 57,227
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	685,000	744,081
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	250,000	279,722
BAM,
5.00%, 07/15/2022 - 12/01/2023	6,105,000	6,748,514
Cumberland County Improvement Authority, Revenue Bonds
AGM,
4.00%, 01/01/2019	100,000	101,072
BAM,
4.00%, 12/15/2028	865,000	924,227
5.00%, 12/15/2023 - 12/15/2027	2,320,000	2,644,706
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035	535,000	373,371
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,920,000	5,802,402
Series C, AGM,
5.13%, 11/01/2019	105,000	109,324
5.25%, 11/01/2021	45,000	49,292
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2028 - 02/01/2031	1,185,000	1,255,498
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,674,703
Lacey Township Board of Education, General Obligation Unlimited,
BAM,
5.00%, 04/01/2025	655,000	750,158
Little Egg Harbor Board of Education, General Obligation Unlimited,
AGM,
4.00%, 01/15/2021	125,000	131,261
Matawan-Aberdeen Regional School District, General Obligation Unlimited,
5.00%, 09/15/2019	25,000	25,959
New Brunswick Parking Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	220,000	228,219
Series A, BAM,
5.00%, 09/01/2023	125,000	140,583
New Jersey Building Authority, Revenue Bonds
Series A,
5.00%, 12/15/2022	45,000	46,098
Series A, BAM,
5.00%, 06/15/2028	480,000	541,805
New Jersey Economic Development Authority, Revenue Bonds
Series A,
3.50%, 09/01/2022 (A)	135,000	133,630
4.25%, 09/01/2027 (A)	200,000	196,740
5.00%, 06/15/2022 - 06/15/2025	9,460,000	10,428,501
5.00%, 09/01/2037 (A)	750,000	739,087
Series A, BAM,
3.13%, 07/01/2031	2,500,000	2,413,325

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds (continued)
5.00%, 06/15/2021 - 07/01/2028	$ 13,245,000	$ 14,763,436
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	16,125,000	18,397,861
Series B,
4.25%, 09/01/2022 (A) (B)	215,000	211,893
Series C,
4.00%, 06/15/2025	1,825,000	1,916,633
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,805,000	3,193,436
Series DDD,
5.00%, 06/15/2024	2,000,000	2,217,140
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	7,975,000	9,058,912
Series K, AMBAC,
5.50%, 12/15/2019	100,000	104,827
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	16,084,728
Series UU, AGM-CR,
5.00%, 06/15/2025	1,330,000	1,480,463
New Jersey Educational Facilities Authority, Revenue Bonds
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,834,789
Series E, BAM,
5.00%, 07/01/2023 - 07/01/2027	1,570,000	1,812,479
Series F, AGC,
4.00%, 07/01/2020	785,000	815,827
Series H, AGM,
5.00%, 07/01/2026	760,000	874,730
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
4.00%, 11/15/2018	50,000	50,360
5.00%, 07/01/2023	50,000	55,560
5.50%, 07/01/2029	100,000	103,578
Series A, AGM,
5.00%, 07/01/2024	1,005,000	1,136,997
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,500,000	2,495,650
2.85%, 11/01/2025	1,830,000	1,838,308
Series B,
2.00%, 05/01/2021	3,900,000	3,894,774
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,272,106
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.00%, 06/15/2030	150,000	150,342
Series A, AGM-CR,
5.50%, 12/15/2022	3,730,000	4,173,945
Series A, AGM-CR, AMBAC,
5.00%, 12/15/2034	45,000	45,098
Series A, AMBAC,
4.75%, 12/15/2037	50,000	50,061
5.00%, 12/15/2024	110,000	110,242
Series A-1,
5.00%, 06/15/2023	400,000	440,360
Series B, AMBAC,
5.25%, 12/15/2023	30,000	33,545
New Jersey Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2033	15,000	17,378
Newark Housing Authority, Revenue Bonds
AGM,
4.00%, 12/01/2029 - 12/01/2030	415,000	429,754

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Passaic County Improvement Authority, Revenue Bonds
5.00%, 05/01/2019 - 05/01/2020	$ 250,000	$ 260,412
Pitman School District, General Obligation Unlimited,
AGM,
4.00%, 08/01/2024	720,000	783,986
River Edge School District, General Obligation Unlimited,
3.00%, 02/01/2020	25,000	25,486
South Jersey Transportation Authority LLC, Revenue Bonds,
Series A, NATL,
4.50%, 11/01/2035	50,000	50,108
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2022 - 06/01/2023	6,550,000	7,245,457
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	535,000	594,203
Township of Dennis, General Obligation Unlimited,
2.00%, 10/01/2019	100,000	100,436
Township of Lakewood, General Obligation Unlimited,
BAM,
4.00%, 11/01/2019	45,000	46,271
Township of Little Falls, General Obligation Unlimited,
4.00%, 08/01/2019	90,000	92,129
Trenton Parking Authority, Revenue Bonds
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	2,610,000	2,770,333

		143,905,613

New Mexico - 0.5%
City of Farmington, Revenue Bonds
Fixed until 06/01/2022, 2.13% (C), 06/01/2040	1,500,000	1,468,785
Series A,
Fixed until 04/01/2020, 1.88% (C), 04/01/2029	1,900,000	1,889,322
Series E,
Fixed until 04/01/2020, 1.88% (C), 04/01/2029	750,000	745,785
City of Hobbs, Revenue Bonds,
Series A,
4.50%, 12/01/2034	260,000	266,019
Las Cruces School District No. 2, General Obligation Unlimited,
Series A,
4.00%, 08/01/2027	70,000	75,611
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A-1,
1.65%, 09/01/2021	15,000	14,822
Series A-1, GNMA, FNMA, FHLMC,
3.45%, 07/01/2033	1,035,000	1,040,516
3.70%, 07/01/2038	1,560,000	1,577,706

		7,078,566

The notes are an integral part of this report. Transamerica Funds	Page 19	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 4.8%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2035	$ 2,500,000	$ 2,600,025
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
Series A,
3.88%, 08/01/2027	2,545,000	2,572,995
5.00%, 08/01/2037	1,320,000	1,401,497
Build NYC Resource Corp., Revenue Bonds,
5.00%, 07/01/2041	100,000	107,687
City of Niagara Falls, General Obligation Limited
BAM,
5.00%, 05/15/2024 - 05/15/2028	450,000	517,309
City of Yonkers, General Obligation Limited,
Series E, AGM,
5.00%, 09/01/2024	455,000	523,218
County of Nassau, General Obligation Unlimited,
Series C,
5.00%, 10/01/2018	250,000	251,525
County of Suffolk, General Obligation Limited
Series A, AGM,
3.00%, 06/15/2025	3,255,000	3,354,994
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	11,635,000	12,695,642
5.00%, 10/15/2023	235,000	266,307
County of Suffolk, General Obligation Unlimited,
Series B,
5.00%, 11/01/2018	200,000	201,770
Dutchess County Local Development Corp., Revenue Bonds
5.00%, 07/01/2032 - 07/01/2036	605,000	672,709
Hudson City School District, General Obligation Unlimited
AGM,
3.13%, 06/15/2024	145,000	150,480
3.25%, 06/15/2025 - 06/15/2035	4,990,000	4,968,531
Jamestown City School District, General Obligation Unlimited,
AGM,
3.00%, 06/15/2028	110,000	111,628
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	350,000	354,851
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	820,000	791,472
2.50%, 08/01/2028	1,295,000	1,263,544
Long Island Power Authority, Revenue Bonds,
Series B,
4.00%, 09/01/2018	100,000	100,223
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2025	50,000	55,934
Series A1,
5.00%, 11/15/2029	2,080,000	2,420,059

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds (continued)
Series D,
5.00%, 11/15/2030	$ 2,500,000	$ 2,763,150
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	2,000,000	2,126,780
New York City Housing Development Corp., Revenue Bonds
Series C-1,
2.25%, 05/01/2026	955,000	933,637
2.30%, 11/01/2026	925,000	903,827
2.40%, 05/01/2027	850,000	832,184
2.45%, 11/01/2027	190,000	186,132
2.55%, 05/01/2028	370,000	363,392
Series C1A,
2.25%, 11/01/2025	75,000	72,791
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (C), 11/01/2045	5,000,000	5,005,950
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
4.50%, 03/01/2039	215,000	215,174
New York State Dormitory Authority, Revenue Bonds
4.00%, 02/15/2019	150,000	152,075
6.13%, 12/01/202903/15/2017	100,000	101,590
Series A,
5.00%, 12/15/2029 - 07/01/2035	3,045,000	3,418,710
5.00%, 08/01/2035 (E)	1,000,000	1,130,120
New York State Housing Finance Agency, Revenue Bonds
Series E, GNMA, FNMA, FHLMC,
1.00%, 11/01/2019	690,000	682,796
Series H, GNMA, FNMA, FHLMC,
1.60%, 05/01/2021	2,900,000	2,870,652
1.65%, 11/01/2021	4,970,000	4,912,447
Niagara Falls City School District, Certificate of Participation,
AGM,
5.00%, 06/15/2024	340,000	386,325
Niagara Falls City School District, General Obligation Unlimited,
BAM,
5.00%, 09/15/2018	125,000	125,545
Niagara Frontier Transportation Authority, Revenue Bonds
Series A1, AGM,
1.15% (C), 04/01/2024 07/27/2017	25,000	24,856
Series C, AGM,
4.09% (C), 04/01/2024 07/27/2017	75,000	74,555
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	145,000	146,267
North East Joint Fire District, General Obligation Limited,
Series A, BAM,
3.50%, 12/15/2019	60,000	61,595
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	110,000	111,582
Series 197,
1.90%, 04/01/2025	925,000	893,328

The notes are an integral part of this report. Transamerica Funds	Page 20	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Town of Evans, General Obligation Limited
AGM,
3.50%, 05/15/2032 - 05/15/2033	$ 720,000	$ 732,055
Town of Oyster Bay, General Obligation Limited,
AGM-CR,
4.00%, 02/15/2024	2,165,000	2,323,803
Troy Capital Resource Corp., Revenue Bonds,
Series B,
5.00%, 09/01/2018	165,000	165,472
TSASC, Inc., Revenue Bonds,
Series A,
5.00%, 06/01/2024	140,000	157,500
Westchester County Local Development Corp., Revenue Bonds,
5.00%, 11/01/2026	675,000	759,976
Windsor Central School District, General Obligation Unlimited
2.00%, 06/15/2020	115,000	115,949
3.00%, 06/15/2030 - 06/15/2032	435,000	434,358

		68,566,973

North Carolina - 0.8%
City of Charlotte, Certificate of Participation,
Series A,
5.00%, 12/01/2021	25,000	27,489
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	65,000	64,187
Series 38-B,
2.20%, 07/01/2024	75,000	74,259
2.38%, 01/01/2025	2,050,000	2,039,689
2.45%, 07/01/2025	1,705,000	1,697,447
2.65%, 01/01/2026	1,155,000	1,154,989
2.80%, 01/01/2027	280,000	280,414
2.95%, 01/01/2028	245,000	245,179
University of North Carolina at Wilmington, Revenue Bonds
4.00%, 06/01/2030 - 06/01/2033	310,000	330,433
Western Carolina University, Revenue Bonds,
AGM,
5.00%, 06/01/2027	440,000	507,628
Winston-Salem State University, Revenue Bonds
BAM,
5.00%, 06/01/2029 - 06/01/2036	4,420,000	4,954,134

		11,375,848

North Dakota - 1.1%
City of Mandan, Revenue Bonds,
Series A,
4.00%, 09/01/2034	1,010,000	1,050,339
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2026	1,105,000	1,128,477
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	25,594
Grand Forks Park District, Revenue Bonds,
3.00%, 12/01/2020	245,000	252,188

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	$ 4,050,000	$ 3,763,584
4.00%, 07/01/2026 - 07/01/2033	4,435,000	4,659,499
North Dakota Housing Finance Agency, Revenue Bonds
2.80%, 07/01/2023	55,000	56,245
3.75%, 07/01/2038	3,250,000	3,236,350
Series C,
2.55%, 01/01/2028	775,000	744,101
Series D,
2.80%, 01/01/2025	810,000	831,092
2.85%, 07/01/2025	745,000	763,841

		16,511,310

Ohio - 2.9%
Allen East Local School District, General Obligation Unlimited
Zero Coupon, 12/01/2021 - 12/01/2024	455,000	404,371
American Municipal Power, Inc., Revenue Bonds,
Series C,
5.25%, 02/15/2019	45,000	45,912
Brunswick City School District, General Obligation Unlimited
Series A,
5.00%, 12/01/2024 - 12/01/2037	3,230,000	3,607,736
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,465,000	1,460,986
5.38%, 06/01/2024	365,000	365,004
Butler County Port Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2024	545,000	607,452
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	2,225,000	2,174,159
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM,
5.00%, 12/01/2023	280,000	318,920
Series B, BAM,
4.00%, 12/01/2029	90,000	95,514
Cleveland Heights & University Heights City School District, General Obligation Unlimited
Zero Coupon, 12/01/2028 - 12/01/2029	955,000	687,568
4.00%, 12/01/2029 - 12/01/2030	1,620,000	1,747,276
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series C,
3.00%, 11/15/2018 - 11/15/2023	745,000	758,184
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series D,
3.00%, 05/15/2019 - 05/15/2023	1,870,000	1,905,901
County of Allen Hospital Facilities Revenue, Revenue Bonds,
Series B,
5.00%, 09/01/2018	250,000	250,690
County of Butler, Revenue Bonds,
5.00%, 11/15/2027	65,000	75,867

The notes are an integral part of this report. Transamerica Funds	Page 21	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Cuyahoga, Revenue Bonds,
4.00%, 02/15/2029	$ 3,100,000	$ 3,076,254
County of Franklin, Revenue Bonds,
Series A,
5.00%, 11/01/2040	350,000	353,115
County of Lucas, Revenue Bonds
5.00%, 11/15/2023	810,000	871,617
Series D,
5.00%, 11/15/2018	25,000	25,256
County of Montgomery, Revenue Bonds,
Series A,
5.00%, 05/01/2032	40,000	40,442
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	3,055,000	2,966,374
County of Warren, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2023	425,000	471,121
Dayton-Montgomery County Port Authority, Revenue Bonds,
Series 1,
6.13%, 01/15/2025	730,000	753,681
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	281,255
Lancaster City School District, General Obligation Limited,
Series B,
4.00%, 10/01/2030	200,000	212,330
Ohio Air Quality Development Authority, Revenue Bonds,
Series E,
5.63%, 10/01/2019	6,690,000	6,855,109
Ohio Higher Educational Facility Commission, Revenue Bonds
5.00%, 01/01/2019	35,000	35,503
5.75%, 11/15/2035	25,000	26,356
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	2,265,000	2,196,620
3.40%, 09/01/2037	4,425,000	4,321,455
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,545,000	1,591,489
State of Ohio, Revenue Bonds,
Series A,
5.00%, 01/15/2019	200,000	202,944
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2034	1,300,000	1,352,916
Series C,
4.00%, 11/15/2024 - 11/15/2025	385,000	406,687
Willoughby-Eastlake City School District, Certificate of Participation
BAM,
4.00%, 03/01/2025 - 03/01/2029	510,000	541,861

		41,087,925

Oklahoma - 0.6%
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	50,589

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Edmond Public Works Authority, Revenue Bonds,
4.00%, 07/01/2031	$ 275,000	$ 294,841
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,516,721
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028 - 12/01/2030	710,000	664,634
4.00%, 12/01/2023 - 09/01/2029	1,100,000	1,188,491
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,270,681
Grand River Dam Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2024	385,000	422,495
Jefferson County Educational Facilities Authority, Revenue Bonds
3.25%, 12/01/2023	135,000	134,930
3.38%, 12/01/2024	135,000	134,958
Oklahoma County Independent School District No. 52, General Obligation Unlimited,
Series A,
3.00%, 01/01/2019	100,000	100,632
Oklahoma Development Finance Authority, Revenue Bonds
5.00%, 06/01/2020	25,000	26,480
Series B,
3.00%, 06/01/2019	500,000	506,120
Oklahoma Water Resources Board, Revenue Bonds,
Series B,
4.75%, 04/01/2039	55,000	58,549

		9,370,121

Oregon - 0.7%
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2032	415,000	476,093
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds
3.00%, 09/01/2035	820,000	744,872
5.00%, 09/01/2030	125,000	142,145
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	440,000	478,425
5.50%, 06/15/2035 (A)	750,000	767,152
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
5.00%, 07/01/2019	75,000	77,331
Series B,
5.00%, 07/01/2019	45,000	46,386
Series D,
2.30%, 01/01/2026	1,280,000	1,223,437
2.45%, 01/01/2027	1,255,000	1,212,957
Washington & Multnomah Counties School District No. 48J, General Obligation Unlimited,
Series B,
Zero Coupon, 06/15/2030	6,475,000	4,267,737

		9,436,535

The notes are an integral part of this report. Transamerica Funds	Page 22	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania - 5.6%
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2032 - 12/01/2035	$ 1,150,000	$ 1,201,208
5.00%, 12/01/2024	30,000	34,669
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,580,000	5,926,909
Allentown City School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 03/15/2019	75,000	76,039
Altoona Area School District, General Obligation Limited
BAM,
5.00%, 12/01/2036 - 12/01/2039	1,350,000	1,503,843
Berks County Municipal Authority, Revenue Bonds,
Series A3,
4.75%, 11/01/2018	100,000	100,778
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	280,000	310,310
Bucks County Industrial Development Authority, Revenue Bonds
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,146,663
Carbon County Area Vocational Technical School Authority, Revenue Bonds
AGM,
4.00%, 03/01/2024 - 03/01/2026	475,000	505,023
Central Bradford Progress Authority, Revenue Bonds,
5.25%, 12/01/2019	95,000	99,596
Centre County Hospital Authority, Revenue Bonds,
3.00%, 11/15/2019	300,000	304,860
Chambersburg Area School District, General Obligation Limited,
Series A,
3.25%, 03/01/2029	2,000,000	2,000,140
Cheltenham Township School District, General Obligation Limited,
Series A,
5.00%, 02/15/2033	90,000	101,138
City of Philadelphia, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/15/2018	200,000	202,624
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series C, AGM,
5.00%, 08/01/2018 - 08/01/2020	510,000	516,987
City of Reading, General Obligation Unlimited,
BAM,
5.00%, 11/01/2021	795,000	860,468
Columbia Borough School District, General Obligation Limited,
BAM,
2.80%, 02/15/2021	530,000	530,281
Commonwealth Financing Authority, Revenue Bonds
5.00%, 06/01/2034	1,000,000	1,119,400

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Commonwealth Financing Authority, Revenue Bonds (continued)
Series B-1, AGM,
5.00%, 06/01/2025	$ 2,950,000	$ 3,396,364
Commonwealth of Pennsylvania, General Obligation Unlimited
Series A, AGM-CR,
4.00%, 09/15/2030 - 09/15/2031	22,930,000	24,176,533
Council Rock School District, General Obligation Limited,
Series D,
2.25%, 11/15/2023	320,000	320,294
County of Bedford, General Obligation Unlimited,
Series A, BAM,
3.00%, 09/01/2019	100,000	101,181
County of Northumberland, General Obligation Unlimited
BAM,
5.00%, 12/01/2024 - 12/01/2025	575,000	667,032
Dallas School District, General Obligation Limited,
BAM,
4.50%, 04/01/2024	150,000	166,082
Elizabeth Forward School District, General Obligation Unlimited
Series A, AGM,
2.38%, 09/01/2027	60,000	56,999
2.63%, 09/01/2030	850,000	808,732
2.75%, 09/01/2031	425,000	406,002
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	1,971,658
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2027	1,725,000	1,847,236
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	264,508
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	735,000	836,334
Mars Area School District, General Obligation Limited,
BAM,
3.00%, 03/01/2032	230,000	223,477
Montgomery County Industrial Development Authority, Revenue Bonds,
Fixed until 04/01/2020, 2.50% (C), 10/01/2030	125,000	124,978
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	755,000	841,229
Series A, BAM,
5.00%, 11/15/2025	270,000	302,840
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/15/2020	50,000	52,720
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	1,095,000	1,082,714
Series 121,
2.20%, 04/01/2026	1,955,000	1,875,881
2.25%, 10/01/2026	1,275,000	1,220,506
2.35%, 04/01/2027	3,505,000	3,355,582

The notes are an integral part of this report. Transamerica Funds	Page 23	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds (continued)
Series 124B,
2.30%, 04/01/2026	$ 1,415,000	$ 1,388,554
2.40%, 10/01/2026	745,000	734,093
2.45%, 04/01/2027	1,600,000	1,565,616
2.55%, 10/01/2027	1,450,000	1,418,549
2.65%, 04/01/2028	1,700,000	1,662,957
2.75%, 10/01/2028	1,580,000	1,541,511
Pennsylvania Turnpike Commission, Revenue Bonds
5.00%, 12/01/2037	15,000	16,317
Series B,
5.00%, 12/01/2038	1,500,000	1,682,520
Series B-2, AGM,
5.00%, 06/01/2033	35,000	39,696
Perkasie Regional Authority, Revenue Bonds,
BAM,
2.75%, 02/01/2025	200,000	200,876
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	425,000	432,237
5.00%, 08/01/2024	200,000	227,328
Reading Area Water Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2025	245,000	261,158
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,115,000	2,389,364
School District of Philadelphia, General Obligation Unlimited,
Series A, NATL,
4.38%, 06/01/2034	50,000	50,086
Seneca Valley School District, General Obligation Unlimited,
Series A,
4.00%, 03/01/2019	200,000	202,994
State Public School Building Authority, Revenue Bonds
5.00%, 03/01/2019 - 09/15/2022	220,000	238,074
5.25%, 03/01/2020	115,000	121,246
AGM,
4.00%, 10/01/2018	505,000	507,207
5.00%, 10/01/2020 - 10/01/2023	260,000	285,228
BAM-TCRS,
5.00%, 10/01/2019	210,000	217,974
Series A, AGM,
4.00%, 10/01/2018	600,000	602,622
5.00%, 10/01/2020 - 10/01/2023	1,075,000	1,164,662
Series A, BAM-TCRS,
5.00%, 06/15/2026	150,000	168,890
Sto Rox School District, General Obligation Limited,
BAM,
3.13%, 12/15/2027	755,000	742,610
Valley View School District, General Obligation Limited,
Series A, BAM,
2.60%, 11/15/2024	785,000	787,410
West Mifflin Sanitary Sewer Municipal Authority, Revenue Bonds,
BAM,
2.63%, 08/01/2028	75,000	72,650

		80,362,247

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico - 1.8%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	$ 125,000	$ 126,090
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.00%, 07/01/2034	120,000	122,274
AGM,
5.13%, 07/01/2030	10,000	10,246
5.25%, 07/01/2020	60,000	63,167
5.50%, 07/01/2019	590,000	606,585
AGM-CR,
4.50%, 07/01/2023	100,000	100,305
Series A, AGC-ICC,
5.00%, 07/01/2020 - 07/01/2033	470,000	480,956
5.25%, 07/01/2020	275,000	282,312
5.50%, 07/01/2029	100,000	116,810
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	175,000	185,052
Series A, AGM,
4.00%, 07/01/2022	470,000	486,873
5.00%, 07/01/2035	755,000	815,566
5.25%, 07/01/2024	285,000	305,640
6.00%, 07/01/2034	440,000	481,708
Series A-4, AGM,
5.00%, 07/01/2031	60,000	62,435
Series B, AGC-ICC,
5.00%, 07/01/2035	645,000	656,674
Series C, AGM,
5.75%, 07/01/2037	305,000	314,135
Series D, AGM,
4.13%, 07/01/2020	75,000	75,088
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds,
Series A, AGC,
5.13%, 07/01/2047	440,000	441,307
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	1,720,000	1,720,636
5.00%, 07/01/2027	535,000	550,649
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.65%, 07/01/2024	370,000	370,081
5.00%, 07/01/2023	40,000	42,203
Series RR, AGC,
5.00%, 07/01/2028	320,000	328,256
Series RR, AGM,
5.00%, 07/01/2020	1,055,000	1,080,995
Series SS, AGC,
4.38%, 07/01/2030	135,000	135,082
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	2,285,000	2,334,936
Series TT, AGM-CR,
4.20%, 07/01/2019	100,000	100,212
Series UU, AGC,
4.25%, 07/01/2027	10,000	10,006
5.00%, 07/01/2026	575,000	591,819
Series UU, AGM,
4.00%, 07/01/2023	115,000	115,282
5.00%, 07/01/2020 - 07/01/2024	1,150,000	1,182,473
Series V, AGM,
5.25%, 07/01/2027	80,000	90,054

The notes are an integral part of this report. Transamerica Funds	Page 24	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	$ 20,000	$ 20,516
Series A, AGC-ICC,
4.75%, 07/01/2038	90,000	90,067
Series A, AGM-CR,
4.75%, 07/01/2038	220,000	220,163
Series CC, AGM,
5.25%, 07/01/2032 - 07/01/2036	495,000	571,173
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	50,000	58,318
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,520,000	3,600,282
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	200,844
Series L, AGC,
5.25%, 07/01/2019	100,000	102,586
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,150,000	1,171,942
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	240,000	277,529
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	210,000	242,579
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	107,072
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	25,000	25,326
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.20%, 08/01/2020	75,000	75,107
5.00%, 08/01/2019 - 08/01/2030	2,585,000	2,648,129
5.25%, 08/01/2018 - 08/01/2020	175,000	177,792
Series C, AGC,
5.25%, 08/01/2020	110,000	116,056
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	275,000	281,683
Series I, AGC-ICC,
5.00%, 07/01/2036	250,000	254,315
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	131,228
Series N, AGC-ICC,
5.00%, 07/01/2032	195,000	199,029
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2040	310,000	318,230
Series C, AGM,
5.13%, 08/01/2042	65,000	67,761

		25,343,634

Rhode Island - 1.7%
Providence Public Building Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/15/2024 - 09/15/2037	14,560,000	16,629,903
Providence Redevelopment Agency, Revenue Bonds
Series A, AGM,
5.00%, 04/01/2025	565,000	635,314
Series A, AGM-CR,
5.00%, 04/01/2027	1,250,000	1,387,975

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	$ 2,425,000	$ 2,700,118
AGM,
4.00%, 05/15/2024	650,000	699,660
Series C,
5.00%, 09/15/2027	180,000	207,025
Rhode Island Turnpike & Bridge Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2024	220,000	251,231
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,055,000	1,183,149
Town of West Warwick, General Obligation Unlimited,
Series A, BAM,
5.00%, 10/01/2019	165,000	170,585

		23,864,960

South Carolina - 0.5%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2029	595,000	642,552
Piedmont Municipal Power Agency, Revenue Bonds,
Series A-2, AGC-ICC, AMBAC,
Zero Coupon, 01/01/2028	100,000	72,940
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
Series B, BAM,
5.00%, 12/01/2024 - 12/01/2025	885,000	1,005,544
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	3,350,000	3,578,772
South Carolina State Housing Finance & Development Authority, Revenue Bonds
GNMA, FNMA, FHLMC,
2.00%, 07/01/2020	90,000	90,455
Series A,
3.80%, 01/01/2049 (E)	1,000,000	984,010
State of South Carolina, General Obligation Unlimited,
3.00%, 04/01/2026	200,000	200,100

		6,574,373

South Dakota - 0.9%
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.00%, 11/01/2026	250,000	287,253
Series B,
3.00%, 08/01/2019	435,000	440,873
South Dakota Housing Development Authority, Revenue Bonds
Series B,
3.13%, 11/01/2036	130,000	123,462
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	1,050,000	1,017,891
2.30%, 05/01/2025	600,000	583,074
2.45%, 11/01/2025	290,000	289,420
2.55%, 05/01/2026	1,860,000	1,853,472
2.65%, 11/01/2026	330,000	329,508
2.75%, 05/01/2027	970,000	966,236

The notes are an integral part of this report. Transamerica Funds	Page 25	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota (continued)
South Dakota Housing Development Authority, Revenue Bonds (continued)
2.80%, 11/01/2027	$ 1,330,000	$ 1,321,382
2.85%, 05/01/2028	1,710,000	1,701,296
2.95%, 11/01/2028	440,000	434,614
Series C,
2.00%, 05/01/2023	20,000	19,678
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	825,325
2.65%, 11/01/2027	1,285,000	1,232,469
2.70%, 05/01/2028	390,000	375,180
2.75%, 11/01/2028	1,425,000	1,370,622

		13,171,755

Tennessee - 2.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	725,000	809,405
City of Kingsport, General Obligation Unlimited,
3.50%, 03/01/2029	25,000	25,404
Greeneville Health & Educational Facilities Board, Revenue Bonds,
Series A,
5.00%, 07/01/2034	3,000,000	3,259,290
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A,
5.00%, 01/01/2026	100,000	114,923
Tennessee Housing Development Agency, Revenue Bonds
2.45%, 01/01/2024	260,000	263,432
2.75%, 01/01/2025	40,000	41,043
2.80%, 07/01/2025	280,000	286,194
2.95%, 01/01/2026	45,000	46,116
3.00%, 01/01/2031	450,000	440,379
Series 1C,
2.35%, 07/01/2021	1,275,000	1,281,439
Series 2B,
2.30%, 01/01/2022	285,000	285,182
2.55%, 01/01/2028	390,000	385,800
2.70%, 07/01/2024	195,000	194,575
Series B2,
2.05%, 01/01/2024	1,140,000	1,127,859
2.15%, 07/01/2024	265,000	262,665
2.25%, 01/01/2025	1,000,000	992,300
2.40%, 07/01/2025	2,000,000	1,997,440
2.55%, 01/01/2026	120,000	120,402
2.60%, 07/01/2026	800,000	803,416
2.80%, 07/01/2027	2,270,000	2,277,990
2.85%, 01/01/2028	3,205,000	3,207,211
2.95%, 07/01/2028	3,155,000	3,161,594
3.00%, 01/01/2029	3,000,000	2,997,300
3.05%, 07/01/2029	3,100,000	3,091,382
3.15%, 01/01/2030	2,820,000	2,817,265
Tennessee State School Bond Authority, Revenue Bonds,
Series C,
5.00%, 05/01/2019	30,000	30,447

		30,320,453

Texas - 5.9%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
3.80%, 08/15/2026	350,000	348,078

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Bell County Water Control & Improvement District No. 1, Revenue Bonds,
BAM,
5.00%, 07/10/2025	$ 30,000	$ 33,716
Bexar County Health Facilities Development Corp., Revenue Bonds
5.00%, 07/15/2023 - 07/15/2026	650,000	714,110
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2018 - 12/01/2022	5,165,000	5,383,790
5.38%, 08/15/2027	130,000	130,181
5.50%, 08/15/2036	105,000	105,150
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	470,000	536,655
Centerville Independent School District, General Obligation Unlimited,
4.00%, 08/15/2036	585,000	600,649
City of Arlington, Special Tax,
4.00%, 08/15/2018	125,000	125,124
City of Bryan Rural Electric System Revenue, Revenue Bonds,
5.00%, 07/01/2025	30,000	34,549
City of College Station, General Obligation Limited,
5.00%, 02/15/2019	100,000	101,899
City of Corpus Christi Utility System Revenue, Revenue Bonds,
5.00%, 07/15/2019	60,000	61,921
City of Laredo International Toll Bridge System Revenue, Revenue Bonds,
AGM,
5.00%, 10/01/2022	90,000	99,744
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	28,057
City of Pflugerville, General Obligation Limited,
4.00%, 08/01/2022	95,000	102,000
City of San Antonio, General Obligation Limited,
5.50%, 08/01/2023	375,000	375,000
City of Westworth Village, General Obligation Limited,
BAM,
3.00%, 08/15/2019	35,000	35,541
Clifton Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2034	775,000	876,083
Colorado River Municipal Water District, Revenue Bonds
5.00%, 01/01/2022 - 01/01/2029	10,105,000	11,801,081
County of Bexar, General Obligation Limited,
Series A,
5.00%, 06/15/2023	135,000	139,064
County of Denton, General Obligation Limited,
4.00%, 07/15/2029	50,000	53,799
County of Harris, General Obligation Limited,
Series C,
5.75%, 10/01/2028	750,000	755,430

The notes are an integral part of this report. Transamerica Funds	Page 26	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2019 - 04/01/2024 (A)	$ 6,835,000	$ 7,214,608
Dallas Independent School District, General Obligation Limited,
Fixed until 08/15/2018, 1.50% (C), 02/15/2034	100,000	99,999
Dallas/Fort Worth International Airport, Revenue Bonds,
Series C,
5.00%, 11/01/2034	40,000	44,244
Del Mar College District, General Obligation Limited,
3.50%, 08/15/2019	100,000	101,955
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM,
2.75%, 09/01/2029 - 09/01/2030	1,275,000	1,186,174
3.00%, 09/01/2031 - 09/01/2034	610,000	564,919
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2022	295,000	315,643
Series A, AGC,
5.00%, 08/15/2037	100,000	100,127
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	398,495
Fort Bend County Levee Improvement District No. 17, General Obligation Unlimited,
AGM,
4.70%, 09/01/2035	50,000	51,701
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited,
BAM,
3.00%, 09/01/2019	60,000	60,767
Fort Bend County Municipal Utility District No. 30, General Obligation Unlimited
BAM,
4.00%, 09/01/2035 - 09/01/2036	400,000	410,540
Grant Road Public Utility District, General Obligation Unlimited,
AGC,
3.50%, 10/01/2023	750,000	751,980
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A,
4.38%, 11/15/2021	20,000	20,722
Series B,
5.50%, 12/01/2018	200,000	202,548
Harris County Municipal Utility District No. 290, General Obligation Unlimited
AGM,
3.00%, 03/01/2031	150,000	143,007
BAM,
3.13%, 09/01/2034	315,000	290,622
Harris County Municipal Utility District No. 399, General Obligation Unlimited
AGM,
4.00%, 09/01/2032 - 09/01/2036	1,120,000	1,152,497
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC,
2.00%, 09/01/2019	125,000	125,265
3.00%, 09/01/2021	100,000	102,489

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 419, General Obligation Unlimited
AGM,
4.00%, 09/01/2031 - 09/01/2035	$ 390,000	$ 402,503
Houston Higher Education Finance Corp., Revenue Bonds,
5.00%, 08/15/2024	490,000	561,486
Hunt Memorial Hospital District, General Obligation Limited,
5.00%, 02/15/2024	15,000	16,878
Kingsbridge Municipal Utility District, General Obligation Unlimited,
AGM,
3.50%, 03/01/2027	695,000	701,144
Laredo Independent School District, General Obligation Unlimited,
5.00%, 08/01/2019	75,000	77,498
Lower Colorado River Authority, Revenue Bonds,
5.00%, 05/15/2020	35,000	36,991
Metropolitan Transit Authority of Harris County, Revenue Bonds,
Series A,
5.00%, 11/01/2020	40,000	41,682
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM,
3.00%, 09/01/2030 - 09/01/2033	1,275,000	1,260,248
3.13%, 09/01/2034	210,000	201,877
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited,
BAM,
4.00%, 04/01/2024	375,000	399,217
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021	580,000	574,873
4.00%, 07/01/2023 - 07/01/2028	2,835,000	2,821,805
5.00%, 01/01/2022 - 01/01/2028	3,980,000	4,319,648
Series A, AGM,
4.00%, 04/01/2019	100,000	101,490
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,385,000	2,458,865
5.00%, 07/01/2031 - 07/01/2046	1,635,000	1,788,143
Series B,
3.00%, 07/01/2019	125,000	126,034
4.00%, 07/01/2021 - 07/01/2031	3,035,000	3,133,805
4.25%, 07/01/2036	885,000	901,063
Series C,
5.00%, 07/01/2022 - 07/01/2026	635,000	692,063
Newark Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2024	365,000	397,204
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	100,345
North East Independent School District, General Obligation Unlimited,
Series B,
Fixed until 08/01/2021, 1.42% (C), 08/01/2040	6,010,000	5,917,686
Northeast Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2025	105,000	112,616

The notes are an integral part of this report. Transamerica Funds	Page 27	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Northside Independent School District, General Obligation Unlimited,
Fixed until 08/01/2018, 1.65% (C), 08/01/2045	$ 200,000	$ 200,000
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.00%, 10/01/2028	370,000	366,148
3.13%, 10/01/2030	385,000	379,044
3.25%, 10/01/2031	1,380,000	1,368,270
Northwoods Road District No. 1, General Obligation Unlimited
BAM,
4.00%, 08/15/2024 - 08/15/2027	405,000	444,107
Orange Grove Independent School District, General Obligation Unlimited,
4.00%, 08/15/2025	240,000	245,146
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	415,000	407,820
Royal Independent School District, General Obligation Unlimited,
4.00%, 02/15/2024	490,000	495,405
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series B, AGC,
4.50%, 09/01/2019	65,000	66,954
Texas Public Finance Authority, Revenue Bonds
BAM,
4.00%, 05/01/2029	900,000	933,984
5.00%, 11/01/2018 - 05/01/2026	390,000	435,981
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	470,677
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	173,000	175,031
University of Houston, Revenue Bonds,
Series A,
5.00%, 02/15/2024	40,000	43,180
University of Texas System, Revenue Bonds,
Series B,
Fixed until 08/15/2021, 2.50% (C), 08/15/2036	11,000,000	10,386,970
Upper Trinity Regional Water District, Revenue Bonds,
BAM,
4.00%, 08/01/2018	450,000	450,000
Viridian Municipal Management District, General Obligation Unlimited
BAM,
6.00%, 12/01/2023 - 12/01/2031	2,240,000	2,690,799

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Washington County Junior College District, Revenue Bonds
BAM,
5.00%, 10/01/2024 - 10/01/2025	$ 1,360,000	$ 1,565,327
West Ranch Management District, General Obligation Unlimited,
MAC,
4.00%, 09/01/2032	280,000	289,307

		84,339,237

U. S. Virgin Islands - 0.0% (F)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032	200,000	214,792

Utah - 0.5%
City of South Jordan, Special Assessment,
3.13%, 11/01/2036	2,455,000	2,315,654
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	970,000	1,052,665
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 04/15/2020 - 10/15/2031	1,160,000	1,221,286
4.25%, 04/15/2034	120,000	124,800
4.30%, 04/15/2025 (A)	600,000	605,562
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,010,000	1,142,120
Series G,
4.00%, 10/15/2022 - 10/15/2028	1,210,000	1,284,576
Washington County-St. George Interlocal Agency, Revenue Bonds,
Series A,
4.00%, 12/01/2018	100,000	100,816

		7,847,479

Vermont - 0.9%
City of Burlington, General Obligation Unlimited
Series A,
5.00%, 11/01/2034 - 11/01/2038	1,100,000	1,256,539
Series A, AGM,
5.00%, 11/01/2032 - 11/01/2035	1,105,000	1,204,872
City of Burlington Waterworks System Revenue, Revenue Bonds
5.00%, 11/01/2034 - 11/01/2037	540,000	627,649
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,353,456
Vermont Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	405,000	402,906
2.70%, 05/01/2027	550,000	545,749
2.90%, 05/01/2029	350,000	341,754
3.15%, 05/01/2033	2,185,000	2,126,945
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
3.00%, 07/01/2019 - 07/01/2029	690,000	690,456

The notes are an integral part of this report. Transamerica Funds	Page 28	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Vermont (continued)
Vermont Public Power Supply Authority, Revenue Bonds (continued)
4.00%, 07/01/2020 - 07/01/2021	$ 465,000	$ 485,623
5.00%, 07/01/2022 - 07/01/2028	3,705,000	4,221,139

		13,257,088

Virginia - 0.8%
Alexandria Industrial Development Authority, Revenue Bonds
4.00%, 10/01/2019 - 10/01/2020	990,000	1,027,485
Capital Region Airport Commission, Revenue Bonds
Series A,
5.00%, 07/01/2030 - 07/01/2033	310,000	350,242
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
3.50%, 12/01/2027	445,000	433,893
Virginia Housing Development Authority, Revenue Bonds
Series B,
1.20%, 11/01/2019	6,150,000	6,115,191
Series E,
2.30%, 12/01/2026	905,000	878,800
2.45%, 12/01/2027	1,130,000	1,094,981
2.60%, 12/01/2028	1,050,000	1,018,374
Virginia Resources Authority, Revenue Bonds,
4.00%, 10/01/2018	50,000	50,218

		10,969,184

Washington - 0.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	55,020
County of Pierce Sewer Revenue, Revenue Bonds,
5.00%, 08/01/2019	100,000	103,431
King County School District No. 414, General Obligation Unlimited,
5.00%, 12/01/2018	85,000	86,026
Port of Seattle, Revenue Bonds,
Series A,
5.00%, 08/01/2018	25,000	25,000
Public Utility District No. 1 of Cowlitz County, Revenue Bonds,
5.00%, 09/01/2019	155,000	160,571
Seattle Housing Authority, Revenue Bonds,
Series A,
3.40%, 12/01/2032	450,000	448,465
University of Washington, Revenue Bonds,
Series C,
5.00%, 12/01/2018	500,000	506,020
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2019 - 08/15/2020	60,000	63,218
Series B,
5.00%, 10/01/2018 - 10/01/2026	325,000	339,740
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	390,000	389,669
3.70%, 07/01/2023 (A)	200,000	200,728
5.00%, 07/01/2033 (A)	375,000	396,814
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	86,931
2.35%, 06/01/2026	225,000	214,848

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds (continued)
Series 3N, GNMA, FNMA, FHLMC,
2.15%, 12/01/2023	$ 360,000	$ 355,338
2.25%, 06/01/2024	780,000	763,487
2.30%, 12/01/2024	595,000	581,029
2.40%, 06/01/2025	810,000	789,831
2.45%, 12/01/2025	565,000	549,101
2.60%, 06/01/2026	845,000	829,663
2.65%, 12/01/2026	720,000	707,270
2.70%, 06/01/2027	885,000	867,893
2.75%, 12/01/2027	805,000	789,995
2.80%, 06/01/2028	925,000	907,776
2.85%, 12/01/2028	940,000	920,974
3.25%, 12/01/2032	1,500,000	1,486,365
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	638,647

		13,263,850

West Virginia - 0.3%
City of Buckhannon, Revenue Bonds
Series C,
4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,090,372
City of Parkersburg Combined Waterworks & Sewerage System Revenue, Revenue Bonds,
Series B, BAM,
3.00%, 08/01/2018	50,000	50,000
County of Mason, Revenue Bonds,
Series L,
Fixed until 10/01/2018, 1.63% (C), 10/01/2022	125,000	124,935
West Virginia Economic Development Authority, Revenue Bonds,
Fixed until 06/01/2022, 2.63% (C), 12/01/2042	1,000,000	1,000,350
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	1,500,000	1,552,095

		3,817,752

Wisconsin - 1.4%
Central Brown County Water Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2019	50,000	52,001
City of Milwaukee Sewerage System Revenue, Revenue Bonds,
Series S7,
4.00%, 06/01/2028	75,000	81,013
City of Muskego, General Obligation Unlimited,
Series A,
2.25%, 09/01/2018	300,000	300,000
Milwaukee Housing Authority, Revenue Bonds,
Series A,
3.38%, 07/01/2029	200,000	203,646
Public Finance Authority, Revenue Bonds
Series A,
3.38%, 12/01/2027	420,000	413,209
4.50%, 09/01/2026	155,000	150,344
5.00%, 06/01/2027	300,000	339,369
State of Wisconsin, Revenue Bonds
Series A,
5.00%, 05/01/2019	25,000	25,660

The notes are an integral part of this report. Transamerica Funds	Page 29	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.50%, 08/01/202208/30/2017	$ 1,000,000	$ 1,001,800
5.00%, 12/15/2018 - 08/01/2032	3,125,000	3,405,610
Class B,
4.25%, 07/01/2033	1,250,000	1,229,612
5.00%, 07/01/2053	1,000,000	1,020,260
Series A,
5.00%, 07/15/2023	20,000	21,640
Series A1,
5.00%, 07/01/2038	5,000,000	5,421,800
Series B,
5.00%, 08/15/2018	125,000	125,164
Series B-4,
Fixed until 06/01/2021, 5.00% (C), 11/15/2043	105,000	113,353
Wisconsin Housing & Economic Development Authority, Revenue Bonds,
Series B, FNMA,
3.15%, 09/01/2030	5,570,000	5,525,607

		19,430,088

Wyoming - 0.3%
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	4,010,000	3,769,721

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wyoming (continued)
Wyoming Municipal Power Agency, Inc., Revenue Bonds,
Series A, BAM,
5.00%, 01/01/2042	$ 235,000	$ 262,307

		4,032,028

Total Municipal Government Obligations (Cost $1,424,484,941)		1,409,196,251

REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.05% (H), dated 07/31/2018, to be repurchased at $15,929,637 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $16,247,830.	15,929,173	15,929,173

Total Repurchase Agreement (Cost $15,929,173)		15,929,173

Total Investments (Cost $1,445,907,429)		1,430,606,424
Net Other Assets (Liabilities) - 0.3%		4,186,185

Net Assets - 100.0%		$ 1,434,792,609

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,481,000	$—	$—	$5,481,000
Municipal Government Obligations	—	1,409,196,251	—	1,409,196,251
Repurchase Agreement	—	15,929,173	—	15,929,173

Total Investments	$5,481,000	$1,425,125,424	$—	$1,430,606,424

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $40,682,298, representing 2.8% of the Fund’s net assets.
(B)	Illiquid security. At July 31, 2018, the value of such securities amounted to $10,446,796 or 0.7% of the Fund’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.

The notes are an integral part of this report. Transamerica Funds	Page 30	July 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At July 31, 2018, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Centerra Metropolitan District No. 1 Tax Allocation 2.70%, 12/01/2019	04/20/2017	$493,007	$494,977	0.0	%(F)

(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2018; the maturity date disclosed is the ultimate maturity date.
(H)	Rate disclosed reflects the yield at July 31, 2018.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 31	July 31, 2018 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 3.6%
BHP Billiton PLC, ADR (A)	844,469	$ 39,065,136
Challenger, Ltd.	1,914,539	17,694,735
Coca-Cola Amatil, Ltd.	1,813,400	12,906,800
Macquarie Group, Ltd.	603,200	55,041,452
Qantas Airways, Ltd.	12,754,470	63,678,254
Sonic Healthcare, Ltd.	1,510,800	29,273,457

		217,659,834

Belgium - 1.9%
Groupe Bruxelles Lambert SA	518,920	55,145,899
KBC Group NV	772,500	59,402,509

		114,548,408

Brazil - 1.1%
Embraer SA, ADR	3,182,975	65,091,839

Denmark - 1.0%
AP Moller - Maersk A/S, Class B	40,835	58,709,664

France - 9.7%
Airbus SE	145,000	17,972,908
Arkema SA	427,260	53,583,865
Engie SA	5,930,200	95,799,827
Peugeot SA	883,100	25,413,589
Publicis Groupe SA	728,568	46,567,639
Rexel SA	1,559,917	24,415,429
Sanofi	924,301	80,381,425
TOTAL SA	964,300	62,987,967
Veolia Environnement SA	3,623,851	82,780,538
Vivendi SA	3,685,224	95,666,825

		585,570,012

Germany - 12.4%
Allianz SE	281,802	62,326,387
Bayer AG	577,852	64,368,249
CECONOMY AG	3,644,531	29,934,406
Deutsche Boerse AG	481,700	63,481,190
HeidelbergCement AG	1,078,800	91,609,746
Infineon Technologies AG	3,548,127	94,016,387
LANXESS AG	568,885	46,765,362
Merck KGaA	648,700	66,662,016
SAP SE	667,947	77,989,218
Siemens AG	649,995	91,786,248
Talanx AG (B)	723,284	27,656,748
TUI AG	1,484,902	31,766,890

		748,362,847

Hong Kong - 4.4%
China Mobile, Ltd.	6,585,300	59,400,722
CK Asset Holdings, Ltd.	7,169,500	54,851,030
CK Hutchison Holdings, Ltd.	7,724,300	83,944,272
First Pacific Co., Ltd.	12,055,012	5,590,517
Guangdong Investment, Ltd.	36,822,300	63,426,465

		267,213,006

Ireland - 2.4%
DCC PLC	529,831	49,027,776

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (B)	213,772	$ 22,531,569
Smurfit Kappa Group PLC	1,812,415	74,346,705

		145,906,050

Italy - 3.0%
Azimut Holding SpA (A)	1,796,566	30,178,198
Eni SpA	3,684,215	70,929,161
Mediobanca Banca di Credito Finanziario SpA	4,239,892	44,046,138
Prysmian SpA	1,466,222	37,633,859

		182,787,356

Japan - 23.3%
Astellas Pharma, Inc.	5,006,800	81,383,169
Bridgestone Corp.	906,500	35,622,779
Daiwa Securities Group, Inc.	10,054,400	58,519,908
Denka Co., Ltd.	1,067,680	36,618,994
FANUC Corp.	268,300	52,597,022
Fujitsu, Ltd.	2,261,000	15,375,973
Hitachi, Ltd.	10,826,900	75,390,818
Japan Airlines Co., Ltd.	1,851,700	68,278,488
JXTG Holdings, Inc.	12,834,500	94,064,953
Kuraray Co., Ltd.	2,910,300	40,993,807
Mitsubishi Heavy Industries, Ltd.	1,017,829	38,113,402
MS&AD Insurance Group Holdings, Inc.	2,327,000	71,007,682
Nippon Telegraph & Telephone Corp.	1,185,300	54,783,619
ORIX Corp.	6,053,500	97,990,744
Resona Holdings, Inc.	8,148,600	46,341,678
Sega Sammy Holdings, Inc.	902,000	14,359,075
Seven & i Holdings Co., Ltd.	1,801,200	73,375,361
SoftBank Group Corp.	559,600	46,343,478
Sony Corp.	2,038,000	106,224,245
Square Enix Holdings Co., Ltd.	926,300	43,740,679
Sumitomo Mitsui Financial Group, Inc.	2,524,300	100,348,911
Toshiba Corp. (B)	30,245,500	92,780,097
Toyota Industries Corp.	1,105,700	62,199,642

		1,406,454,524

Luxembourg - 1.3%
ArcelorMittal	2,448,335	78,774,355

Malta - 0.0% (C)
Brait SE (A) (B)	350,000	1,142,966

Netherlands - 3.7%
EXOR NV (A)	324,900	21,381,999
Heineken Holding NV (A)	871,685	84,245,541
Koninklijke Philips NV	2,598,327	114,059,791

		219,687,331

Norway - 0.5%
Marine Harvest ASA	1,453,300	31,777,268

Republic of Korea - 0.6%
Samsung Electronics Co., Ltd.	810,800	33,522,102

Singapore - 1.4%
DBS Group Holdings, Ltd.	4,338,400	85,247,879

Spain - 1.2%
Mediaset Espana Comunicacion SA	3,550,957	27,969,969
Siemens Gamesa Renewable Energy SA (A)	3,299,300	46,624,368

		74,594,337

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 0.6%
Investor AB, B Shares	857,472	$ 37,388,449

Switzerland - 7.9%
ABB, Ltd.	3,461,400	79,390,389
Glencore PLC (B)	5,770,200	25,333,938
Nestle SA	1,707,064	139,130,500
Novartis AG	1,663,215	139,823,276
UBS Group AG (B)	5,742,674	94,623,770

		478,301,873

United Kingdom - 14.7%
Aviva PLC	13,928,101	91,406,613
Barratt Developments PLC	3,502,300	24,547,672
British Land Co. PLC, REIT	6,738,700	58,393,882
HSBC Holdings PLC	8,668,800	82,391,179
Imperial Brands PLC	2,500,394	95,896,855
Inchcape PLC	4,571,796	42,335,000
Informa PLC	2,604,051	26,981,265
Inmarsat PLC	7,267,470	54,333,657
National Grid PLC	5,928,402	63,285,487
Persimmon PLC	804,500	26,208,583
Savills PLC	1,340,591	15,589,986
Standard Life Aberdeen PLC	11,419,300	46,808,764
TechnipFMC PLC	2,214,063	72,067,751
Tesco PLC	18,514,700	63,256,703
Unilever PLC	898,758	51,374,385
Vodafone Group PLC	27,866,320	68,031,222

		882,909,004

United States - 2.2%
Allergan PLC	473,600	87,185,024
Flex, Ltd. (B)	3,032,897	42,339,242

		129,524,266

Total Common Stocks (Cost $5,384,570,768)		5,845,173,370

SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (D)	157,818,414	157,818,414

Total Securities Lending Collateral (Cost $157,818,414)		157,818,414

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 1.05% (D), dated 07/31/2018, to be repurchased at $172,701,636 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $176,153,078.	$ 172,696,599	172,696,599

Total Repurchase Agreement (Cost $172,696,599)		172,696,599

Total Investments (Cost $5,715,085,781)		6,175,688,383
Net Other Assets (Liabilities) - (2.4)%		(144,932,271)

Net Assets - 100.0%		$ 6,030,756,112

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.4%	$ 519,803,159
Banks	6.8	417,778,294
Industrial Conglomerates	5.1	317,538,393
Capital Markets	4.9	302,987,484
Diversified Financial Services	4.6	282,001,107
Insurance	4.1	252,397,430
Multi-Utilities	3.9	241,865,852
Oil, Gas & Consumable Fuels	3.7	227,982,081
Media	3.2	197,185,698
Chemicals	2.9	177,962,028
Wireless Telecommunication Services	2.8	173,775,422
Food Products	2.8	170,907,768
Electrical Equipment	2.7	163,648,616
Household Durables	2.5	156,980,500
Airlines	2.5	154,488,311
Metals & Mining	2.3	143,173,429
Food & Staples Retailing	2.2	136,632,064
Software	2.0	121,729,897
Electronic Equipment, Instruments & Components	1.9	117,730,060
Health Care Equipment & Supplies	1.8	114,059,791
Diversified Telecommunication Services	1.8	109,117,276
Auto Components	1.6	97,822,421
Beverages	1.6	97,152,341
Tobacco	1.6	95,896,855
Semiconductors & Semiconductor Equipment	1.5	94,016,387
Construction Materials	1.5	91,609,746
Machinery	1.5	90,710,424
Aerospace & Defense	1.3	83,064,747
Containers & Packaging	1.2	74,346,705
Energy Equipment & Services	1.2	72,067,751
Real Estate Management & Development	1.1	70,441,016
Water Utilities	1.0	63,426,465
Marine	1.0	58,709,664
Equity Real Estate Investment Trusts	0.9	58,393,882
Personal Products	0.8	51,374,385
Distributors	0.7	42,335,000
Technology Hardware, Storage & Peripherals	0.5	33,522,102
Hotels, Restaurants & Leisure	0.5	31,766,890
Specialty Retail	0.5	29,934,406
Health Care Providers & Services	0.5	29,273,457
Automobiles	0.4	25,413,589
Trading Companies & Distributors	0.4	24,415,429
IT Services	0.2	15,375,973
Leisure Products	0.2	14,359,075

Investments, at Value	94.6	5,845,173,370
Short-Term Investments	5.4	330,515,013

Total Investments	100.0%	$ 6,175,688,383

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$328,280,561	$5,516,892,809	$—	$5,845,173,370
Securities Lending Collateral	157,818,414	—	—	157,818,414
Repurchase Agreement	—	172,696,599	—	172,696,599

Total Investments	$486,098,975	$5,689,589,408	$—	$6,175,688,383

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $150,263,713. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at July 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica International Growth

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 3.3%
Northern Star Resources, Ltd.	3,077,640	$ 16,463,030
Westpac Banking Corp.	1,389,755	30,417,985

		46,881,015

China - 6.8%
ANTA Sports Products, Ltd.	7,196,500	36,674,502
NetEase, Inc., ADR	72,997	18,833,226
Tencent Holdings, Ltd.	423,800	19,178,596
YY, Inc., ADR (A)	218,950	20,412,709

		95,099,033

Denmark - 1.0%
Topdanmark A/S	324,432	13,908,847

Finland - 1.6%
Neste OYJ	265,524	21,926,837

France - 10.8%
AXA SA	1,579,001	39,882,342
TOTAL SA	656,153	42,859,840
Valeo SA	556,080	27,310,589
Vinci SA	411,465	41,378,605

		151,431,376

Germany - 4.0%
Bayerische Motoren Werke AG	342,115	33,080,313
Henkel AG & Co. KGaA	222,081	23,813,610

		56,893,923

Ireland - 5.1%
Kingspan Group PLC	795,107	36,930,000
Smurfit Kappa Group PLC	855,844	35,107,402

		72,037,402

Japan - 24.3%
Asahi Group Holdings, Ltd.	668,100	32,396,711
Daito Trust Construction Co., Ltd.	131,400	21,934,275
Haseko Corp.	2,411,500	31,897,406
Isuzu Motors, Ltd.	1,158,700	15,632,061
Koito Manufacturing Co., Ltd.	413,900	26,540,831
Minebea Mitsumi, Inc.	1,500,200	26,766,525
Nidec Corp.	223,600	32,355,659
Nippon Telegraph & Telephone Corp.	715,800	33,083,704
Nitori Holdings Co., Ltd.	153,600	23,167,411
SoftBank Group Corp.	482,400	39,950,132
Sugi Holdings Co., Ltd.	317,700	17,019,389
Sumitomo Mitsui Financial Group, Inc.	1,017,100	40,432,943

		341,177,047

Luxembourg - 1.6%
Aroundtown SA	2,787,794	23,275,734

Netherlands - 2.2%
Euronext NV (B)	490,965	30,513,941

Norway - 6.4%
DNB ASA	2,106,095	42,487,778
Equinor ASA	1,764,111	46,846,002

		89,333,780

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 1.5%
Samsung Electronics Co., Ltd.	511,900	$ 21,164,238

Spain - 2.2%
Banco Santander SA (C)	5,479,631	30,881,458

Sweden - 3.0%
Atlas Copco AB, B Shares	1,141,201	29,909,162
Epiroc AB (A)	1,141,201	12,093,451

		42,002,613

Switzerland - 5.6%
Roche Holding AG	156,409	38,393,382
Swiss Life Holding AG (A)	110,542	39,710,942

		78,104,324

Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	712,180	29,348,938

United Kingdom - 13.9%
Ashtead Group PLC	1,218,868	37,451,895
Barratt Developments PLC	2,567,157	17,993,241
Beazley PLC	3,486,758	25,674,404
British American Tobacco PLC	691,102	38,107,507
Compass Group PLC	1,737,883	37,397,939
GlaxoSmithKline PLC	1,848,660	38,376,857

		195,001,843

United States - 2.2%
Shire PLC	537,918	30,719,976

Total Common Stocks (Cost $1,414,482,005)		1,369,702,325

SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (D)	7,688,483	7,688,483

Total Securities Lending Collateral (Cost $7,688,483)		7,688,483

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.05% (D), dated 07/31/2018, to be repurchased at $21,384,053 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $21,813,146.	$ 21,383,429	21,383,429

Total Repurchase Agreement (Cost $21,383,429)		21,383,429

Total Investments (Cost $1,443,553,917)		1,398,774,237
Net Other Assets (Liabilities) - 0.3%		4,024,481

Net Assets - 100.0%		$ 1,402,798,718

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.3%	$ 144,220,164
Insurance	8.5	119,176,535
Oil, Gas & Consumable Fuels	8.0	111,632,679
Pharmaceuticals	5.5	76,770,239
Machinery	4.9	68,769,138
Internet Software & Services	4.2	58,424,531
Auto Components	3.8	53,851,420
Household Durables	3.6	49,890,647
Automobiles	3.5	48,712,374
Real Estate Management & Development	3.2	45,210,009
Construction & Engineering	3.0	41,378,605
Wireless Telecommunication Services	2.8	39,950,132
Tobacco	2.7	38,107,507
Trading Companies & Distributors	2.7	37,451,895
Hotels, Restaurants & Leisure	2.7	37,397,939
Building Products	2.6	36,930,000
Textiles, Apparel & Luxury Goods	2.6	36,674,502
Containers & Packaging	2.5	35,107,402
Diversified Telecommunication Services	2.4	33,083,704
Beverages	2.3	32,396,711
Electrical Equipment	2.3	32,355,659
Biotechnology	2.2	30,719,976
Capital Markets	2.2	30,513,941
Semiconductors & Semiconductor Equipment	2.1	29,348,938
Household Products	1.7	23,813,610
Specialty Retail	1.7	23,167,411
Technology Hardware, Storage & Peripherals	1.5	21,164,238
Food & Staples Retailing	1.2	17,019,389
Metals & Mining	1.2	16,463,030

Investments, at Value	97.9	1,369,702,325
Short-Term Investments	2.1	29,071,912

Total Investments	100.0%	$ 1,398,774,237

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$68,594,873	$1,301,107,452	$—	$1,369,702,325
Securities Lending Collateral	7,688,483	—	—	7,688,483
Repurchase Agreement	—	21,383,429	—	21,383,429

Total Investments	$76,283,356	$1,322,490,881	$—	$1,398,774,237

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the value of the 144A security is $30,513,941, representing 2.2% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $7,284,812. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at July 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 5.1%
APN Outdoor Group, Ltd.	526,461	$ 2,464,145
Charter Hall Group, REIT	1,979,032	9,836,450
FlexiGroup, Ltd. (A)	4,270,026	7,264,830
IMF Bentham, Ltd. (A)	3,158,349	6,546,720
Pact Group Holdings, Ltd.	2,623,922	10,546,483
Senex Energy, Ltd. (A) (B)	13,902,100	4,647,853
WPP Aunz, Ltd. (A)	7,372,126	5,038,950

		46,345,431

Belgium - 3.2%
Barco NV	74,062	10,496,453
D’ieteren SA	195,608	8,518,062
Fagron	545,648	10,094,005

		29,108,520

Denmark - 3.2%
Nilfisk Holding A/S (B)	120,074	6,217,985
NKT A/S (A) (B)	151,874	4,087,279
Scandinavian Tobacco Group A/S (C)	548,700	8,928,951
Schouw & Co. A/S	107,967	10,029,967

		29,264,182

Finland - 2.1%
Raisio OYJ, V Shares	1,948,300	8,201,680
Ramirent OYJ	1,084,435	10,861,140

		19,062,820

France - 3.5%
ICADE, REIT	98,200	9,507,938
Rothschild & Co.	413,300	15,054,556
Sopra Steria Group	39,400	6,975,359

		31,537,853

Germany - 5.7%
Bertrandt AG	65,709	6,646,384
DIC Asset AG	702,078	8,012,715
Gerresheimer AG	196,100	16,693,733
Hamburger Hafen und Logistik AG	204,500	4,718,076
SAF-Holland SA	614,200	10,213,013
Takkt AG	308,113	5,807,906

		52,091,827

Greece - 0.5%
Motor Oil Hellas Corinth Refineries SA	226,551	4,810,900

Hong Kong - 4.7%
First Pacific Co., Ltd.	15,007,550	6,959,757
Great Eagle Holdings, Ltd.	1,554,193	7,623,398
Hopewell Holdings, Ltd.	1,776,200	6,302,313
Kerry Logistics Network, Ltd.	8,985,700	11,768,685
NewOcean Energy Holdings, Ltd. (B)	10,073,220	2,489,734
Pacific Textiles Holdings, Ltd.	9,145,000	7,666,418

		42,810,305

	Shares	Value
COMMON STOCKS (continued)
Ireland - 2.1%
Grafton Group PLC	426,500	$ 4,288,086
Smurfit Kappa Group PLC	352,210	14,447,935

		18,736,021

Italy - 3.7%
ASTM SpA	376,100	10,247,165
Danieli & C Officine Meccaniche SpA	501,890	8,803,276
Prysmian SpA	552,952	14,192,747

		33,243,188

Japan - 32.7%
Aida Engineering, Ltd.	460,200	4,383,249
Air Water, Inc.	510,900	9,302,798
Capcom Co., Ltd.	705,600	18,262,366
Chugoku Marine Paints, Ltd.	1,305,900	12,496,651
Coca-Cola Bottlers Japan Holdings, Inc.	194,200	6,990,610
D.A. Consortium Holdings, Inc.	364,900	8,778,617
Daiichikosho Co., Ltd.	89,000	4,218,575
Denka Co., Ltd.	672,160	23,053,558
Dynam Japan Holdings Co., Ltd.	4,250,700	5,729,662
GMO internet, Inc.	274,400	5,818,561
Hakuhodo DY Holdings, Inc.	552,700	8,472,278
Hikari Tsushin, Inc.	96,600	16,198,632
Kaken Pharmaceutical Co., Ltd.	152,200	7,881,215
Kenedix, Inc. (A)	735,800	4,204,947
Kintetsu World Express, Inc.	708,100	14,223,428
Kumiai Chemical Industry Co., Ltd.	1,190,400	10,752,618
Kyushu Railway Co.	405,700	12,445,119
Matsumotokiyoshi Holdings Co., Ltd.	177,800	7,696,213
Meitec Corp.	99,600	4,934,794
Nakanishi, Inc.	801,000	16,727,049
Nichiha Corp.	234,200	8,598,050
Rohto Pharmaceutical Co., Ltd.	368,400	11,037,339
Sanwa Holdings Corp.	1,370,100	15,537,153
Shinoken Group Co., Ltd. (A)	328,600	5,783,525
Sogo Medical Co., Ltd.	230,800	4,543,136
Square Enix Holdings Co., Ltd.	288,700	13,632,661
Token Corp.	95,200	7,322,095
Trend Micro, Inc.	194,300	11,451,388
Wakita & Co., Ltd.	465,100	5,582,115
Welcia Holdings Co., Ltd.	218,200	11,064,651

		297,123,053

Netherlands - 3.4%
ASM International NV (A)	281,900	16,297,389
BinckBank NV	822,644	4,982,946
Intertrust NV (C)	519,300	9,047,927

		30,328,262

New Zealand - 1.7%
Air New Zealand, Ltd.	7,098,302	15,699,969

Norway - 0.5%
ABG Sundal Collier Holding ASA	6,867,760	4,883,501

Philippines - 0.3%
Alliance Global Group, Inc. (B)	10,822,900	2,429,319

Republic of Korea - 2.3%
Eugene Technology Co., Ltd.	236,209	3,378,487
Interpark Holdings Corp.	853,919	2,068,672

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
NongShim Co., Ltd.	26,900	$ 7,069,772
Value Added Technology Co., Ltd.	309,200	8,692,924

		21,209,855

Spain - 1.7%
Cia de Distribucion Integral Logista Holdings SA	645,964	15,303,552

Sweden - 3.7%
Cloetta AB, B Shares	2,087,800	6,638,829
Dios Fastigheter AB	1,957,174	12,498,117
Nobina AB (C)	877,472	6,087,353
Scandic Hotels Group AB (C)	815,800	8,526,379

		33,750,678

Switzerland - 2.8%
Pargesa Holding SA	207,135	17,342,313
Swissquote Group Holding SA	117,276	7,698,773

		25,041,086

United Kingdom - 15.3%
Bellway PLC	242,000	9,265,471
Bovis Homes Group PLC	613,100	9,282,493
Dialog Semiconductor PLC (B)	106,687	1,850,732
IG Group Holdings PLC	1,136,735	13,734,053
Inchcape PLC	528,000	4,889,300
Informa PLC	1,951,527	20,220,291
Inmarsat PLC	1,075,300	8,039,246
Intermediate Capital Group PLC	886,135	12,352,080
International Personal Finance PLC	2,016,650	6,357,981
Lancashire Holdings, Ltd.	1,177,800	8,858,127
Northgate PLC	1,498,706	8,596,340
Pendragon PLC	10,757,664	3,297,012
Rentokil Initial PLC	2,597,200	11,566,580
Savills PLC	1,230,100	14,305,065
Thomas Cook Group PLC	5,043,000	6,347,801

		138,962,572

Total Common Stocks (Cost $783,211,285)		891,742,894

SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (D)	22,173,265	22,173,265

Total Securities Lending Collateral (Cost $22,173,265)		22,173,265

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.05% (D), dated 07/31/2018, to be repurchased at $17,515,987 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $17,866,831.	$ 17,515,476	17,515,476

Total Repurchase Agreement (Cost $17,515,476)		17,515,476

Total Investments (Cost $822,900,026)		931,431,635
Net Other Assets (Liabilities) - (2.5)%		(22,843,413)

Net Assets - 100.0%		$ 908,588,222

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	6.3%	$ 58,705,909
Chemicals	6.0	55,605,625
Real Estate Management & Development	5.6	52,427,767
Media	5.3	49,192,856
Software	4.7	43,346,415
Air Freight & Logistics	4.4	41,295,665
Food Products	3.4	31,940,248
Diversified Financial Services	3.3	30,848,790
Road & Rail	2.9	27,128,812
Household Durables	2.8	25,870,059
Health Care Equipment & Supplies	2.7	25,419,973
Containers & Packaging	2.7	24,994,418
Building Products	2.6	24,135,203
Food & Staples Retailing	2.5	23,304,000
Semiconductors & Semiconductor Equipment	2.3	21,526,608
Trading Companies & Distributors	2.2	20,731,341
Professional Services	2.2	20,629,105
Hotels, Restaurants & Leisure	2.2	20,603,842
Specialty Retail	2.1	19,495,644
Machinery	2.1	19,404,510
Equity Real Estate Investment Trusts	2.1	19,344,388
Pharmaceuticals	2.0	18,918,554
Electrical Equipment	2.0	18,280,026
Life Sciences Tools & Services	1.8	16,693,733
Airlines	1.7	15,699,969
Transportation Infrastructure	1.6	14,965,241
Consumer Finance	1.5	13,622,811
Distributors	1.4	13,407,362
Oil, Gas & Consumable Fuels	1.3	11,948,487
Commercial Services & Supplies	1.2	11,566,580
Electronic Equipment, Instruments & Components	1.1	10,496,453
Auto Components	1.1	10,213,013
Health Care Providers & Services	1.1	10,094,005
Tobacco	1.0	8,928,951
Insurance	1.0	8,858,127
Industrial Conglomerates	0.9	8,731,632
Diversified Telecommunication Services	0.9	8,039,246
Textiles, Apparel & Luxury Goods	0.8	7,666,418
Beverages	0.8	6,990,610
IT Services	0.7	6,975,359
Internet Software & Services	0.6	5,818,561
Internet & Catalog Retail	0.6	5,807,906
Internet & Direct Marketing Retail	0.2	2,068,672

Investments, at Value	95.7	891,742,894
Short-Term Investments	4.3	39,688,741

Total Investments	100.0%	$ 931,431,635

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$891,742,894	$—	$891,742,894
Securities Lending Collateral	22,173,265	—	—	22,173,265
Repurchase Agreement	—	17,515,476	—	17,515,476

Total Investments	$22,173,265	$909,258,370	$—	$931,431,635

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,026,323. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $32,590,610, representing 3.6% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	150,000	$ 29,964,000

Auto Components - 2.0%
Goodyear Tire & Rubber Co.	1,914,661	46,353,943

Automobiles - 3.8%
General Motors Co.	2,300,000	87,193,000

Banks - 12.3%
Bank of America Corp.	2,450,000	75,656,000
Citigroup, Inc.	1,575,000	113,226,750
JPMorgan Chase & Co.	800,000	91,960,000

		280,842,750

Capital Markets - 0.9%
Morgan Stanley	400,000	20,224,000

Chemicals - 3.4%
DowDuPont, Inc.	1,125,000	77,366,250

Communications Equipment - 2.7%
Nokia OYJ, ADR (A)	11,358,960	61,338,384

Construction Materials - 0.3%
Summit Materials, Inc., Class A (B)	320,750	8,050,825

Containers & Packaging - 2.6%
International Paper Co.	1,101,083	59,161,189

Diversified Financial Services - 2.3%
Voya Financial, Inc.	1,050,000	53,046,000

Diversified Telecommunication Services - 4.7%
AT&T, Inc.	3,350,000	107,099,500

Electric Utilities - 4.3%
PG&E Corp.	1,550,000	66,774,000
Xcel Energy, Inc.	675,000	31,630,500

		98,404,500

Electrical Equipment - 3.6%
Eaton Corp. PLC	1,000,000	83,170,000

Electronic Equipment, Instruments & Components - 2.0%
Corning, Inc.	1,417,070	47,018,383

Food & Staples Retailing - 1.7%
Walmart, Inc.	450,000	40,153,500

Food Products - 6.0%
Post Holdings, Inc. (B)	808,982	70,025,482
TreeHouse Foods, Inc. (B)	1,405,884	66,765,431

		136,790,913

Health Care Providers & Services - 2.8%
Cigna Corp.	362,259	64,996,510

Hotels, Restaurants & Leisure - 1.2%
Royal Caribbean Cruises, Ltd.	248,508	28,021,762

Household Durables - 2.6%
Whirlpool Corp.	460,000	60,306,000

	Shares	Value
COMMON STOCKS (continued)
Insurance - 9.1%
American International Group, Inc.	2,050,000	$ 113,180,500
Athene Holding, Ltd., Class A (B)	851,079	39,038,994
Chubb, Ltd.	400,000	55,888,000

		208,107,494

Life Sciences Tools & Services - 0.4%
Fluidigm Corp. (A) (B) (C) (D)	1,305,269	8,353,722

Oil, Gas & Consumable Fuels - 12.6%
EOG Resources, Inc.	380,000	48,997,200
Exxon Mobil Corp.	650,000	52,981,500
Hess Corp.	840,000	55,129,200
Occidental Petroleum Corp.	1,570,000	131,770,100

		288,878,000

Pharmaceuticals - 7.2%
Merck & Co., Inc.	1,000,000	65,870,000
Pfizer, Inc.	2,473,357	98,761,145

		164,631,145

Semiconductors & Semiconductor Equipment - 4.0%
Intel Corp.	1,900,000	91,390,000

Specialty Retail - 1.8%
Lowe’s Cos., Inc.	410,000	40,729,400

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	270,000	51,378,300

Total Common Stocks (Cost $2,031,825,486)		2,242,969,470

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (E)	1,489,275	1,489,275

Total Securities Lending Collateral (Cost $1,489,275)		1,489,275

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 1.05% (E), dated 07/31/2018, to be repurchased at $75,309,287 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $76,815,810.	$ 75,307,090	75,307,090

Total Repurchase Agreement (Cost $75,307,090)		75,307,090

Total Investments (Cost $2,108,621,851)		2,319,765,835
Net Other Assets (Liabilities) - (1.2)%		(28,125,823)

Net Assets - 100.0%		$ 2,291,640,012

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,242,969,470	$—	$—	$2,242,969,470
Securities Lending Collateral	1,489,275	—	—	1,489,275
Repurchase Agreement	—	75,307,090	—	75,307,090

Total Investments	$2,244,458,745	$75,307,090	$—	$2,319,765,835

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,399,220. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Illiquid security. At July 31, 2018, the value of such securities amounted to $8,353,722 or 0.4% of the Fund’s net assets.
(D)	Restricted security. At July 31, 2018, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	08/10/2017 - 06/19/2018	$10,780,537	$8,353,722	0.4%

(E)	Rates disclosed reflect the yields at July 31, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.3%
Huntington Ingalls Industries, Inc.	8,024	$ 1,869,993
Raytheon Co.	9,364	1,854,353
Textron, Inc.	42,793	2,921,478

		6,645,824

Airlines - 1.1%
Delta Air Lines, Inc.	23,403	1,273,591
United Continental Holdings, Inc. (A)	22,718	1,826,527

		3,100,118

Auto Components - 1.8%
Lear Corp.	16,906	3,045,278
Magna International, Inc.	36,339	2,208,684

		5,253,962

Automobiles - 1.1%
Fiat Chrysler Automobiles NV (A)	71,886	1,220,624
General Motors Co.	54,307	2,058,779

		3,279,403

Banks - 3.6%
Bank of America Corp.	186,481	5,758,533
Citigroup, Inc.	4,249	305,461
Citizens Financial Group, Inc.	82,182	3,269,200
SVB Financial Group (A)	3,450	1,062,186

		10,395,380

Beverages - 2.3%
Constellation Brands, Inc., Class A	5,413	1,137,975
PepsiCo, Inc.	46,511	5,348,765

		6,486,740

Biotechnology - 1.0%
Gilead Sciences, Inc.	36,102	2,809,819

Building Products - 1.2%
Masco Corp.	83,249	3,357,432

Capital Markets - 2.4%
Ameriprise Financial, Inc.	8,298	1,208,770
Morgan Stanley	61,199	3,094,221
S&P Global, Inc.	13,006	2,606,923

		6,909,914

Chemicals - 1.9%
Celanese Corp., Series A	19,963	2,357,830
LyondellBasell Industries NV, Class A	27,452	3,041,407

		5,399,237

Communications Equipment - 2.6%
Cisco Systems, Inc.	128,591	5,438,114
F5 Networks, Inc. (A)	12,564	2,153,218

		7,591,332

Construction & Engineering - 1.0%
Quanta Services, Inc. (A)	84,311	2,872,476

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 3.0%
Ally Financial, Inc.	118,922	$ 3,182,353
Capital One Financial Corp.	7,070	666,842
Discover Financial Services	41,638	2,973,370
Synchrony Financial	59,041	1,708,646

		8,531,211

Diversified Financial Services - 0.4%
Jefferies Financial Group, Inc.	47,209	1,144,818

Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	114,071	5,890,626

Electric Utilities - 1.4%
Entergy Corp.	23,917	1,943,974
Exelon Corp.	26,187	1,112,948
Pinnacle West Capital Corp.	13,380	1,076,153

		4,133,075

Electrical Equipment - 0.4%
Acuity Brands, Inc.	7,693	1,069,558

Electronic Equipment, Instruments & Components - 1.8%
CDW Corp.	22,995	1,933,649
TE Connectivity, Ltd.	35,287	3,301,805

		5,235,454

Equity Real Estate Investment Trusts - 1.0%
Host Hotels & Resorts, Inc.	135,177	2,830,606

Food & Staples Retailing - 2.4%
Kroger Co.	45,042	1,306,218
Sysco Corp.	32,799	2,204,421
Walmart, Inc.	37,007	3,302,134

		6,812,773

Food Products - 0.5%
Conagra Brands, Inc.	28,189	1,034,818
Tyson Foods, Inc., Class A	5,395	311,022

		1,345,840

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	50,596	3,665,680
Danaher Corp.	4,143	424,989

		4,090,669

Health Care Providers & Services - 3.3%
Humana, Inc.	12,057	3,788,068
Laboratory Corp. of America Holdings (A)	19,273	3,379,328
McKesson Corp.	17,625	2,213,700

		9,381,096

Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp.	20,117	1,446,412

Household Durables - 2.0%
D.R. Horton, Inc.	42,996	1,878,925
NVR, Inc. (A)	275	758,843
PulteGroup, Inc.	105,421	3,003,445

		5,641,213

Independent Power & Renewable Electricity Producers - 0.7%
AES Corp.	145,599	1,945,203

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 4.5%
Allstate Corp.	38,663	$ 3,677,625
Hartford Financial Services Group, Inc.	8,983	473,404
Lincoln National Corp.	46,310	3,153,711
Prudential Financial, Inc.	36,998	3,733,468
Unum Group	45,670	1,814,469

		12,852,677

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (A)	185	328,826
Booking Holdings, Inc. (A)	844	1,712,240

		2,041,066

Internet Software & Services - 3.4%
Akamai Technologies, Inc. (A)	28,956	2,179,229
Alphabet, Inc., Class A (A)	1,900	2,331,718
eBay, Inc. (A)	52,132	1,743,815
VeriSign, Inc. (A)	23,789	3,454,876

		9,709,638

IT Services - 1.9%
Mastercard, Inc., Class A	26,845	5,315,310

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	46,211	3,051,774

Machinery - 1.2%
Cummins, Inc.	18,248	2,605,997
PACCAR, Inc.	12,312	809,145

		3,415,142

Media - 0.7%
News Corp., Class A	126,611	1,908,028

Metals & Mining - 1.3%
Nucor Corp.	3,076	205,877
Steel Dynamics, Inc.	57,539	2,709,511
Teck Resources, Ltd., Class B	34,222	890,799

		3,806,187

Multiline Retail - 1.1%
Kohl’s Corp.	25,053	1,850,665
Macy’s, Inc.	34,450	1,368,699

		3,219,364

Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	5,555	406,348
Chevron Corp.	15,880	2,005,167
ConocoPhillips	51,092	3,687,310
HollyFrontier Corp.	13,060	974,015
Marathon Oil Corp.	87,624	1,850,619
Marathon Petroleum Corp.	26,368	2,131,325
Occidental Petroleum Corp.	11,815	991,633
Phillips 66	32,211	3,972,905
Valero Energy Corp.	32,214	3,812,527

		19,831,849

Personal Products - 1.0%
Estee Lauder Cos., Inc., Class A	21,131	2,851,417

Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.	42,325	2,486,594
Eli Lilly & Co.	27,286	2,696,130
Johnson & Johnson	57,726	7,649,850

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	66,781	$ 4,398,864
Pfizer, Inc.	157,896	6,304,787

		23,536,225

Professional Services - 0.9%
Robert Half International, Inc.	34,704	2,629,175

Real Estate Management & Development - 1.2%
CBRE Group, Inc., Class A (A)	72,206	3,595,859

Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	45,817	2,228,081
KLA-Tencor Corp.	19,761	2,320,336
Micron Technology, Inc. (A)	41,577	2,194,850

		6,743,267

Software - 8.8%
Cadence Design Systems, Inc. (A)	46,449	2,047,937
Citrix Systems, Inc. (A)	32,289	3,550,821
Intuit, Inc.	18,539	3,786,405
Microsoft Corp.	121,850	12,925,848
Synopsys, Inc. (A)	32,548	2,910,768

		25,221,779

Specialty Retail - 2.4%
Best Buy Co., Inc.	21,817	1,636,930
Foot Locker, Inc.	17,899	873,650
Gap, Inc.	28,936	872,999
Ross Stores, Inc.	38,626	3,377,071

		6,760,650

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	48,331	9,196,906
Hewlett Packard Enterprise Co.	68,014	1,050,136
HP, Inc.	164,648	3,800,076
Seagate Technology PLC	18,955	997,412
Western Digital Corp.	14,759	1,035,344

		16,079,874

Textiles, Apparel & Luxury Goods - 1.6%
Michael Kors Holdings, Ltd. (A)	26,358	1,758,869
PVH Corp.	15,778	2,422,239
Ralph Lauren Corp.	3,548	478,909

		4,660,017

Trading Companies & Distributors - 1.1%
United Rentals, Inc. (A)	13,501	2,008,949
WW Grainger, Inc.	3,139	1,087,852

		3,096,801

Total Common Stocks (Cost $247,641,965)		283,926,290

Total Investments (Cost $247,641,965)		283,926,290
Net Other Assets (Liabilities) - 0.9%		2,636,350

Net Assets - 100.0%		$ 286,562,640

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$283,926,290	$—	$—	$283,926,290

Total Investments	$283,926,290	$—	$—	$283,926,290

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.9%
Boeing Co.	69,974	$ 24,931,736

Air Freight & Logistics - 0.5%
FedEx Corp.	15,650	3,847,866

Airlines - 0.3%
United Continental Holdings, Inc. (A)	32,483	2,611,633

Automobiles - 0.9%
Tesla, Inc. (A) (B)	25,799	7,691,714

Banks - 2.0%
JPMorgan Chase & Co.	80,627	9,268,074
PNC Financial Services Group, Inc.	32,643	4,727,686
SVB Financial Group (A)	11,357	3,496,593

		17,492,353

Beverages - 1.5%
Constellation Brands, Inc., Class A	15,538	3,266,554
Monster Beverage Corp. (A)	158,134	9,491,202

		12,757,756

Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (A)	37,153	4,939,863
Biogen, Inc. (A)	9,872	3,300,901
BioMarin Pharmaceutical, Inc. (A)	46,437	4,669,705
Celgene Corp. (A)	35,120	3,163,961
Incyte Corp. (A)	19,769	1,315,429
Seattle Genetics, Inc. (A)	40,889	2,878,585
Vertex Pharmaceuticals, Inc. (A)	48,168	8,431,808

		28,700,252

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	58,249	3,378,442

Capital Markets - 1.7%
BlackRock, Inc.	6,114	3,073,874
Goldman Sachs Group, Inc.	21,730	5,159,354
Intercontinental Exchange, Inc.	52,270	3,863,276
MarketAxess Holdings, Inc.	15,356	2,975,532

		15,072,036

Chemicals - 1.4%
Albemarle Corp.	46,457	4,376,249
PPG Industries, Inc.	45,798	5,068,007
Sherwin-Williams Co.	5,743	2,531,112

		11,975,368

Consumer Finance - 0.4%
Capital One Financial Corp.	39,369	3,713,284

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	102,561	5,296,250

Electrical Equipment - 0.8%
AMETEK, Inc.	51,659	4,019,070
Eaton Corp. PLC	38,320	3,187,075

		7,206,145

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	39,867	$ 3,352,416
IPG Photonics Corp. (A)	13,294	2,180,748

		5,533,164

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	66,694	14,586,645

Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	77,815	5,637,697
Boston Scientific Corp. (A)	129,545	4,354,007
Hologic, Inc. (A)	86,963	3,731,582
Intuitive Surgical, Inc. (A)	4,664	2,370,198
Medtronic PLC	43,146	3,893,064

		19,986,548

Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	74,573	18,883,375

Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. (A)	6,130	2,658,336
Hilton Worldwide Holdings, Inc.	57,214	4,500,453
Marriott International, Inc., Class A	65,049	8,315,864
McDonald’s Corp.	38,296	6,033,152

		21,507,805

Household Durables - 0.4%
Mohawk Industries, Inc. (A)	17,587	3,312,687

Household Products - 0.4%
Colgate-Palmolive Co.	55,497	3,718,854

Insurance - 0.4%
Allstate Corp.	38,221	3,635,582

Internet & Direct Marketing Retail - 9.9%
Amazon.com, Inc. (A)	27,457	48,803,170
Booking Holdings, Inc. (A)	7,283	14,775,168
Netflix, Inc. (A)	57,811	19,508,322
Wayfair, Inc., Class A (A) (B)	25,913	2,819,852

		85,906,512

Internet Software & Services - 13.7%
Alibaba Group Holding, Ltd., ADR (A)	88,711	16,609,360
Alphabet, Inc., Class A (A)	26,728	32,801,136
Alphabet, Inc., Class C (A)	17,701	21,546,719
Facebook, Inc., Class A (A)	157,977	27,263,671
GoDaddy, Inc., Class A (A)	91,201	6,714,218
Tencent Holdings, Ltd.	296,701	13,426,873

		118,361,977

IT Services - 9.6%
Cognizant Technology Solutions Corp., Class A	40,862	3,330,253
EPAM Systems, Inc. (A)	19,809	2,579,330
FleetCor Technologies, Inc. (A)	54,160	11,752,720
Global Payments, Inc.	42,915	4,830,941
Mastercard, Inc., Class A	159,472	31,575,456
PayPal Holdings, Inc. (A)	142,964	11,743,063
Square, Inc., Class A (A)	43,278	2,797,923
Visa, Inc., Class A	103,220	14,114,303

		82,723,989

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (A)	21,958	$ 7,122,297
Thermo Fisher Scientific, Inc.	26,519	6,219,501

		13,341,798

Machinery - 2.9%
Caterpillar, Inc.	38,983	5,605,755
Gardner Denver Holdings, Inc. (A)	71,137	2,035,230
Illinois Tool Works, Inc.	26,020	3,729,447
Middleby Corp. (A)	23,492	2,407,460
Nordson Corp.	28,369	3,804,567
Parker-Hannifin Corp.	22,843	3,861,609
Snap-on, Inc.	22,445	3,806,447

		25,250,515

Media - 0.7%
Comcast Corp., Class A	170,422	6,097,699

Multiline Retail - 0.8%
Dollar Tree, Inc. (A)	74,991	6,845,179

Oil, Gas & Consumable Fuels - 1.0%
Concho Resources, Inc. (A)	35,591	5,190,947
Continental Resources, Inc. (A)	58,080	3,709,570

		8,900,517

Personal Products - 1.1%
Estee Lauder Cos., Inc., Class A	71,889	9,700,702

Pharmaceuticals - 2.2%
Allergan PLC	22,394	4,122,511
AstraZeneca PLC, ADR	139,612	5,463,018
Bristol-Myers Squibb Co.	161,504	9,488,360

		19,073,889

Professional Services - 0.6%
Equifax, Inc.	20,038	2,514,769
IHS Markit, Ltd. (A)	55,125	2,923,279

		5,438,048

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	21,108	2,530,849
Norfolk Southern Corp.	21,062	3,559,478

		6,090,327

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (A) (B)	209,365	3,837,660
Broadcom, Inc.	26,879	5,960,956
Micron Technology, Inc. (A)	91,523	4,831,499
NVIDIA Corp.	45,065	11,034,616
ON Semiconductor Corp. (A)	134,921	2,975,008
Texas Instruments, Inc.	47,136	5,247,180

		33,886,919

Software - 12.9%
Activision Blizzard, Inc.	88,711	6,513,162
Adobe Systems, Inc. (A)	79,974	19,568,038
Guidewire Software, Inc. (A)	35,866	3,091,649
Microsoft Corp.	326,297	34,613,586
Red Hat, Inc. (A)	45,213	6,385,432
salesforce.com, Inc. (A)	147,921	20,287,365
ServiceNow, Inc. (A)	19,903	3,502,132
Splunk, Inc. (A)	42,205	4,055,900

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
SS&C Technologies Holdings, Inc.	69,071	$ 3,665,598
Workday, Inc., Class A (A)	79,185	9,820,524

		111,503,386

Specialty Retail - 1.6%
Home Depot, Inc.	38,188	7,542,894
Tiffany & Co.	6,581	905,282
TJX Cos., Inc.	55,196	5,368,363

		13,816,539

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	219,996	41,863,039
NetApp, Inc.	57,528	4,459,570

		46,322,609

Textiles, Apparel & Luxury Goods - 3.6%
Kering SA	13,524	7,211,316
NIKE, Inc., Class B	191,340	14,715,959
Under Armour, Inc., Class C (A) (B)	191,286	3,584,700
VF Corp.	61,658	5,676,852

		31,188,827

Total Common Stocks (Cost $647,626,540)		860,288,927

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	17,857,938	17,857,938

Total Securities Lending Collateral (Cost $17,857,938)		17,857,938

Total Investments (Cost $665,484,478)		878,146,865
Net Other Assets (Liabilities) - (1.4)%		(12,022,228)

Net Assets - 100.0%		$ 866,124,637

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$839,650,738	$20,638,189	$—	$860,288,927
Securities Lending Collateral	17,857,938	—	—	17,857,938

Total Investments	$857,508,676	$20,638,189	$—	$878,146,865

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,468,702. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	16,997	$ 3,961,151
Moog, Inc., Class A	4,503	337,770
Spirit Aerosystems Holdings, Inc., Class A	47,404	4,420,423

		8,719,344

Airlines - 0.5%
JetBlue Airways Corp. (A)	167,700	3,018,600

Auto Components - 2.3%
Dana, Inc.	160,944	3,436,154
Lear Corp.	25,568	4,605,564
Magna International, Inc.	57,575	3,499,409
Tenneco, Inc.	70,101	3,231,656

		14,772,783

Automobiles - 1.2%
Fiat Chrysler Automobiles NV (A)	120,687	2,049,265
General Motors Co.	154,242	5,847,314

		7,896,579

Banks - 10.0%
Bank of America Corp.	703,152	21,713,334
Citigroup, Inc.	132,992	9,560,795
Citizens Financial Group, Inc.	201,961	8,034,009
JPMorgan Chase & Co.	100,866	11,594,547
Popular, Inc.	80,088	3,974,767
Synovus Financial Corp.	123,294	6,093,189
TCF Financial Corp.	130,900	3,286,899

		64,257,540

Beverages - 1.7%
Boston Beer Co., Inc., Class A (A)	5,535	1,521,848
PepsiCo, Inc.	79,801	9,177,115

		10,698,963

Biotechnology - 0.4%
Ligand Pharmaceuticals, Inc. (A)	12,713	2,775,629

Capital Markets - 3.3%
Ameriprise Financial, Inc.	24,804	3,613,199
Evercore, Inc., Class A	34,401	3,887,313
LPL Financial Holdings, Inc.	40,760	2,701,980
Morgan Stanley	159,249	8,051,629
S&P Global, Inc.	13,740	2,754,046

		21,008,167

Chemicals - 2.1%
Cabot Corp.	41,284	2,728,872
LyondellBasell Industries NV, Class A	63,157	6,997,164
Trinseo SA	49,325	3,684,578

		13,410,614

Communications Equipment - 0.3%
Cisco Systems, Inc.	15,782	667,421
F5 Networks, Inc. (A)	7,727	1,324,253

		1,991,674

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.7%
EMCOR Group, Inc.	57,502	$ 4,424,779

Consumer Finance - 2.0%
Ally Financial, Inc.	306,422	8,199,853
FirstCash, Inc.	21,746	1,765,775
Navient Corp.	162,951	2,152,583
OneMain Holdings, Inc. (A)	11,412	379,449

		12,497,660

Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	44,517	1,079,537

Diversified Telecommunication Services - 2.8%
Verizon Communications, Inc.	350,671	18,108,650

Electric Utilities - 3.1%
American Electric Power Co., Inc.	106,372	7,567,304
Entergy Corp.	56,670	4,606,138
Exelon Corp.	39,236	1,667,530
Pinnacle West Capital Corp.	7,091	570,329
Portland General Electric Co.	125,957	5,713,409

		20,124,710

Electronic Equipment, Instruments & Components - 1.8%
Avnet, Inc.	88,657	3,887,609
Jabil, Inc.	132,345	3,728,159
Vishay Intertechnology, Inc.	145,928	3,648,200

		11,263,968

Equity Real Estate Investment Trusts - 1.5%
Apple Hospitality REIT, Inc.	68,945	1,240,321
Gaming and Leisure Properties, Inc.	63,363	2,301,344
Host Hotels & Resorts, Inc.	54,866	1,148,894
Park Hotels & Resorts, Inc.	102,479	3,205,543
Ryman Hospitality Properties, Inc.	23,883	2,030,294

		9,926,396

Food & Staples Retailing - 2.1%
Kroger Co.	106,928	3,100,912
Performance Food Group Co. (A)	118,382	4,243,995
US Foods Holding Corp. (A)	156,115	5,278,248
Walmart, Inc.	6,956	620,684

		13,243,839

Food Products - 1.6%
Darling Ingredients, Inc. (A)	18,272	367,084
Ingredion, Inc.	41,597	4,213,776
Lamb Weston Holdings, Inc.	84,677	5,950,253

		10,531,113

Gas Utilities - 0.6%
Southwest Gas Holdings, Inc.	32,629	2,551,588
UGI Corp.	20,257	1,076,457

		3,628,045

Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	129,021	9,347,571

Health Care Providers & Services - 2.2%
Humana, Inc.	21,030	6,607,205

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	38,871	$ 4,882,198
WellCare Health Plans, Inc. (A)	10,138	2,711,104

		14,200,507

Household Durables - 0.9%
PulteGroup, Inc.	206,032	5,869,852

Independent Power & Renewable Electricity Producers - 0.7%
AES Corp.	348,939	4,661,825

Insurance - 6.6%
Allstate Corp.	98,057	9,327,182
CNO Financial Group, Inc.	214,888	4,372,971
Lincoln National Corp.	100,901	6,871,358
Old Republic International Corp.	18,265	389,227
Prudential Financial, Inc.	100,250	10,116,228
Reinsurance Group of America, Inc.	48,490	6,861,335
Unum Group	106,203	4,219,445

		42,157,746

Internet Software & Services - 1.4%
eBay, Inc. (A)	46,736	1,563,319
VeriSign, Inc. (A)	51,629	7,498,080

		9,061,399

Life Sciences Tools & Services - 0.5%
Bruker Corp.	95,557	3,096,047

Media - 1.1%
John Wiley & Sons, Inc., Class A	38,332	2,420,666
News Corp., Class A	291,703	4,395,964

		6,816,630

Metals & Mining - 1.8%
Reliance Steel & Aluminum Co.	36,252	3,269,930
Steel Dynamics, Inc.	142,457	6,708,300
Teck Resources, Ltd., Class B	65,756	1,711,629

		11,689,859

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	33,461	1,725,249

Oil, Gas & Consumable Fuels - 11.6%
Chevron Corp.	33,391	4,216,282
ConocoPhillips	137,092	9,893,930
Energen Corp. (A)	43,290	3,211,252
Exxon Mobil Corp.	203,427	16,581,335
HollyFrontier Corp.	47,042	3,508,392
Marathon Oil Corp.	148,907	3,144,916
Marathon Petroleum Corp.	68,278	5,518,911
Occidental Petroleum Corp.	11,189	939,093
PBF Energy, Inc., Class A	69,275	3,235,142
Peabody Energy Corp.	26,651	1,132,401
Phillips 66	87,341	10,772,639
Southwestern Energy Co. (A)	483,204	2,483,668
Valero Energy Corp.	80,918	9,576,645

		74,214,606

Paper & Forest Products - 0.8%
Domtar Corp.	37,020	1,785,105
Louisiana-Pacific Corp.	95,659	2,575,140
Norbord, Inc.	19,029	683,331

		5,043,576

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 1.6%
Estee Lauder Cos., Inc., Class A	16,192	$ 2,184,949
Herbalife Nutrition, Ltd. (A)	35,157	1,815,156
Nu Skin Enterprises, Inc., Class A	67,011	4,881,751
USANA Health Sciences, Inc. (A)	10,512	1,390,212

		10,272,068

Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co.	100,850	5,924,938
Eli Lilly & Co.	53,049	5,241,772
Johnson & Johnson	163,838	21,711,812
Merck & Co., Inc.	197,812	13,029,876
Pfizer, Inc.	487,241	19,455,533

		65,363,931

Professional Services - 2.5%
Dun & Bradstreet Corp.	33,227	4,182,947
Korn/Ferry International	35,641	2,351,593
ManpowerGroup, Inc.	43,032	4,013,165
Robert Half International, Inc.	75,408	5,712,910

		16,260,615

Real Estate Management & Development - 2.3%
CBRE Group, Inc., Class A (A)	173,362	8,633,428
Jones Lang LaSalle, Inc.	37,152	6,353,363

		14,986,791

Road & Rail - 0.7%
Ryder System, Inc.	51,979	4,069,956
Werner Enterprises, Inc.	17,262	643,009

		4,712,965

Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. (A)	175,540	1,523,687
Micron Technology, Inc. (A)	72,268	3,815,028

		5,338,715

Software - 4.4%
Aspen Technology, Inc. (A)	65,225	6,247,903
Cadence Design Systems, Inc. (A)	63,960	2,819,996
Citrix Systems, Inc. (A)	74,704	8,215,199
Intuit, Inc.	34,109	6,966,422
Microsoft Corp.	34,599	3,670,262

		27,919,782

Specialty Retail - 1.7%
Aaron’s, Inc.	37,162	1,609,486
American Eagle Outfitters, Inc.	114,693	2,887,970
Foot Locker, Inc.	40,305	1,967,287
Gap, Inc.	71,294	2,150,940
Urban Outfitters, Inc. (A)	45,387	2,015,183

		10,630,866

Technology Hardware, Storage & Peripherals - 1.8%
Hewlett Packard Enterprise Co.	188,746	2,914,238
HP, Inc.	381,549	8,806,151

		11,720,389

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (A)	16,600	$ 1,872,978
Michael Kors Holdings, Ltd. (A)	58,024	3,871,942

		5,744,920

Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	100,776	1,929,860

Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (A)	167,651	7,373,291
United Rentals, Inc. (A)	19,250	2,864,400

		10,237,691

Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	136,241	3,440,085

Total Common Stocks (Cost $564,405,515)		629,822,135

MASTER LIMITED PARTNERSHIP - 0.8%
Capital Markets - 0.8%
Lazard, Ltd., Class A	92,887	5,043,764

Total Master Limited Partnership (Cost $3,980,660)		5,043,764

Total Investments (Cost $568,386,175)		634,865,899
Net Other Assets (Liabilities) - 0.9%		5,765,736

Net Assets - 100.0%		$ 640,631,635

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$629,822,135	$—	$—	$629,822,135
Master Limited Partnership	5,043,764	—	—	5,043,764

Total Investments	$634,865,899	$—	$—	$634,865,899

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 106.6%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,066	$ 212,944
Northrop Grumman Corp. (A)	518	155,654
United Technologies Corp.	285	38,686

		407,284

Airlines - 0.4%
Delta Air Lines, Inc.	992	53,985

Auto Components - 0.9%
Aptiv PLC	1,172	114,938
BorgWarner, Inc.	310	14,266

		129,204

Banks - 6.1%
Bank of America Corp. (A)	9,043	279,248
BB&T Corp.	1,678	85,259
Citigroup, Inc.	599	43,062
Citizens Financial Group, Inc.	838	33,336
Comerica, Inc.	298	28,888
KeyCorp	2,303	48,064
M&T Bank Corp.	164	28,429
Regions Financial Corp.	3,013	56,072
SunTrust Banks, Inc.	1,552	111,853
SVB Financial Group (B)	481	148,090

		862,301

Beverages - 1.8%
Coca-Cola Co.	1,296	60,432
Constellation Brands, Inc., Class A	409	85,984
PepsiCo, Inc.	985	113,275

		259,691

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (B)	350	46,536
Biogen, Inc. (B)	82	27,418
Gilead Sciences, Inc.	279	21,715
Vertex Pharmaceuticals, Inc. (B)	575	100,654

		196,323

Building Products - 0.2%
Allegion PLC	381	31,067

Capital Markets - 3.1%
Charles Schwab Corp.	714	36,457
CME Group, Inc.	520	82,742
Morgan Stanley	4,433	224,132
S&P Global, Inc.	277	55,522
T. Rowe Price Group, Inc.	260	30,961

		429,814

Chemicals - 3.5%
Celanese Corp., Series A	1,522	179,763
DowDuPont, Inc.	1,129	77,641
Eastman Chemical Co.	2,298	238,119

		495,523

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 0.3%
American Express Co.	139	$ 13,833
Capital One Financial Corp.	310	29,239

		43,072

Containers & Packaging - 1.6%
Avery Dennison Corp.	510	58,487
Ball Corp.	1,443	56,233
Crown Holdings, Inc. (B)	973	44,048
WestRock Co.	1,134	65,749

		224,517

Electric Utilities - 4.4%
American Electric Power Co., Inc.	914	65,022
Evergy, Inc.	1,694	95,016
Exelon Corp.	3,473	147,603
NextEra Energy, Inc. (A)	1,323	221,655
PG&E Corp.	453	19,515
Xcel Energy, Inc.	1,553	72,774

		621,585

Electrical Equipment - 0.6%
Eaton Corp. PLC	1,085	90,239

Equity Real Estate Investment Trusts - 2.6%
AvalonBay Communities, Inc.	577	102,042
Brixmor Property Group, Inc.	1,651	29,206
Equity Residential	584	38,211
Essex Property Trust, Inc.	171	41,117
Federal Realty Investment Trust	238	29,869
Prologis, Inc.	1,130	74,151
Vornado Realty Trust	677	48,690

		363,286

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	333	72,831
US Foods Holding Corp. (B)	1,178	39,828

		112,659

Food Products - 3.1%
Mondelez International, Inc., Class A (A)	5,708	247,613
Post Holdings, Inc. (B)	2,110	182,642

		430,255

Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (B)	3,731	125,399
Medtronic PLC	1,209	109,088
Zimmer Biomet Holdings, Inc.	561	70,417

		304,904

Health Care Providers & Services - 4.8%
Aetna, Inc.	268	50,489
AmerisourceBergen Corp.	1,044	85,430
Cigna Corp.	495	88,813
CVS Health Corp.	640	41,510
UnitedHealth Group, Inc. (A)	1,612	408,191

		674,433

Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	546	42,948
Marriott International, Inc., Class A	625	79,900

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises, Ltd.	670	$ 75,549
Yum! Brands, Inc.	1,185	93,959

		292,356

Household Durables - 0.4%
MDC Holdings, Inc.	1,951	56,657

Household Products - 0.5%
Energizer Holdings, Inc.	992	63,170

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	481	76,792

Insurance - 2.3%
American International Group, Inc.	742	40,966
Arthur J. Gallagher & Co.	680	48,518
Axis Capital Holdings, Ltd.	248	14,027
Hartford Financial Services Group, Inc.	1,918	101,078
Lincoln National Corp.	1,177	80,154
Principal Financial Group, Inc.	771	44,780

		329,523

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (A) (B)	213	378,595
Booking Holdings, Inc. (B)	28	56,804

		435,399

Internet Software & Services - 5.8%
Alphabet, Inc., Class C (A) (B)	587	714,532
Facebook, Inc., Class A (B)	592	102,167

		816,699

IT Services - 4.9%
Accenture PLC, Class A	158	25,174
Alliance Data Systems Corp.	186	41,828
Fidelity National Information Services, Inc.	945	97,458
Mastercard, Inc., Class A	906	179,388
PayPal Holdings, Inc. (B)	1,333	109,493
Square, Inc., Class A (B)	459	29,674
Visa, Inc., Class A	685	93,667
WEX, Inc. (B)	558	105,919

		682,601

Machinery - 2.5%
Caterpillar, Inc.	321	46,160
Ingersoll-Rand PLC	1,147	112,991
PACCAR, Inc.	1,071	70,386
Stanley Black & Decker, Inc.	853	127,498

		357,035

Media - 3.1%
Charter Communications, Inc., Class A (B)	382	116,349
Discovery, Inc., Class A (B)	4,951	131,598
Sirius XM Holdings, Inc.	8,138	57,129
Walt Disney Co.	1,196	135,818

		440,894

Multi-Utilities - 2.0%
Public Service Enterprise Group, Inc.	3,959	204,126
Sempra Energy	630	72,822

		276,948

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 1.0%
Dollar Tree, Inc. (B)	1,607	$ 146,687

Oil, Gas & Consumable Fuels - 8.8%
Concho Resources, Inc. (B)	249	36,316
Diamondback Energy, Inc.	925	122,054
EOG Resources, Inc. (A)	1,951	251,562
Marathon Petroleum Corp.	2,566	207,410
Occidental Petroleum Corp.	2,444	205,125
ONEOK, Inc.	1,017	71,637
Parsley Energy, Inc., Class A (B)	2,075	65,217
Pioneer Natural Resources Co. (A)	1,458	275,956

		1,235,277

Personal Products - 0.5%
Estee Lauder Cos., Inc., Class A	515	69,494

Pharmaceuticals - 1.5%
Eli Lilly & Co.	397	39,228
Merck & Co., Inc.	845	55,660
Pfizer, Inc.	3,043	121,507

		216,395

Road & Rail - 7.5%
Canadian Pacific Railway, Ltd.	355	70,411
Norfolk Southern Corp. (A)	2,949	498,381
Union Pacific Corp. (A)	3,226	483,545

		1,052,337

Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices, Inc. (A)	2,432	233,813
ASML Holding NV	106	22,684
Broadcom, Inc.	754	167,215
Microchip Technology, Inc.	710	66,335
Micron Technology, Inc. (B)	961	50,731
NVIDIA Corp.	988	241,922
Texas Instruments, Inc. (A)	2,675	297,781
Universal Display Corp.	428	41,216

		1,121,697

Software - 4.1%
Intuit, Inc.	613	125,199
Microsoft Corp. (A)	2,299	243,878
salesforce.com, Inc. (B)	1,259	172,672
ServiceNow, Inc. (B)	232	40,823

		582,572

Specialty Retail - 5.3%
AutoZone, Inc. (B)	224	158,039
Best Buy Co., Inc.	399	29,937
Home Depot, Inc.	729	143,992
Lowe’s Cos., Inc.	421	41,822
O’Reilly Automotive, Inc. (B)	847	259,182
Ross Stores, Inc.	1,347	117,768

		750,740

Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	419	64,325

Tobacco - 0.8%
Altria Group, Inc.	1,818	106,680

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. (B)	1,551	$ 93,060

Total Common Stocks (Cost $12,462,076)		14,997,480

Total Investments (Cost $12,462,076)		14,997,480

SECURITIES SOLD SHORT - (76.3)%
COMMON STOCKS - (76.2)%
Aerospace & Defense - (1.2)%
Boeing Co.	(88)	(31,354)
Lockheed Martin Corp.	(255)	(83,156)
Raytheon Co.	(307)	(60,795)

		(175,305)

Air Freight & Logistics - (1.2)%
CH Robinson Worldwide, Inc.	(189)	(17,432)
United Parcel Service, Inc., Class B	(1,243)	(149,023)

		(166,455)

Auto Components - (0.3)%
Autoliv, Inc.	(264)	(27,050)
Veoneer, Inc.	(264)	(13,807)

		(40,857)

Automobiles - (1.4)%
General Motors Co.	(3,109)	(117,862)
Harley-Davidson, Inc.	(522)	(22,389)
Tesla, Inc.	(215)	(64,100)

		(204,351)

Banks - (2.3)%
BancorpSouth Bank	(1,142)	(37,572)
Bank of Hawaii Corp.	(478)	(38,474)
Commerce Bancshares, Inc.	(712)	(47,572)
First Hawaiian, Inc.	(1,638)	(46,290)
People’s United Financial, Inc.	(2,658)	(48,455)
PNC Financial Services Group, Inc.	(339)	(49,097)
UMB Financial Corp.	(277)	(19,914)
US Bancorp	(616)	(32,654)

		(320,028)

Beverages - (0.8)%
Brown-Forman Corp., Class B	(2,268)	(120,703)

Biotechnology - (1.3)%
AbbVie, Inc.	(1,113)	(102,652)
Amgen, Inc.	(448)	(88,054)

		(190,706)

Building Products - (0.7)%
Johnson Controls International PLC	(2,483)	(93,137)

Capital Markets - (2.4)%
FactSet Research Systems, Inc.	(258)	(51,951)
Federated Investors, Inc., Class B	(1,716)	(41,527)
Goldman Sachs Group, Inc.	(168)	(39,888)
Invesco, Ltd.	(2,623)	(70,795)
Legg Mason, Inc.	(552)	(18,840)
Northern Trust Corp.	(570)	(62,255)
Waddell & Reed Financial, Inc., Class A	(2,762)	(57,201)

		(342,457)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Chemicals - (1.8)%
Albemarle Corp.	(1,369)	$ (128,960)
Ecolab, Inc.	(251)	(35,316)
PPG Industries, Inc.	(804)	(88,970)

		(253,246)

Commercial Services & Supplies - (0.2)%
Republic Services, Inc.	(351)	(25,440)

Communications Equipment - (0.9)%
Cisco Systems, Inc.	(1,837)	(77,687)
Juniper Networks, Inc.	(1,732)	(45,621)

		(123,308)

Construction Materials - (0.1)%
Vulcan Materials Co.	(115)	(12,880)

Consumer Finance - (0.2)%
Synchrony Financial	(1,200)	(34,728)

Containers & Packaging - (0.2)%
Sonoco Products Co.	(492)	(27,463)

Diversified Telecommunication Services - (0.9)%
AT&T, Inc.	(4,160)	(132,995)

Electric Utilities - (2.2)%
Pinnacle West Capital Corp.	(546)	(43,915)
Southern Co.	(5,423)	(263,558)

		(307,473)

Electrical Equipment - (0.8)%
Hubbell, Inc.	(375)	(46,219)
Rockwell Automation, Inc., Class B	(369)	(69,209)

		(115,428)

Electronic Equipment, Instruments & Components - (0.5)%
Amphenol Corp., Class A	(799)	(74,714)

Energy Equipment & Services - (2.6)%
Halliburton Co.	(1,187)	(50,353)
Helmerich & Payne, Inc.	(1,261)	(77,362)
Schlumberger, Ltd.	(3,479)	(234,902)

		(362,617)

Equity Real Estate Investment Trusts - (3.4)%
Alexandria Real Estate Equities, Inc.	(265)	(33,772)
Apple Hospitality REIT, Inc.	(2,205)	(39,668)
CBL & Associates Properties, Inc.	(2,488)	(13,560)
Crown Castle International Corp.	(258)	(28,594)
GGP, Inc.	(1,790)	(38,163)
Kimco Realty Corp.	(5,177)	(86,404)
Macerich Co.	(371)	(21,911)
Pennsylvania Real Estate Investment Trust	(1,124)	(11,937)
Regency Centers Corp.	(216)	(13,744)
Simon Property Group, Inc.	(644)	(113,479)
SL Green Realty Corp.	(409)	(42,172)
Taubman Centers, Inc.	(282)	(17,498)
Washington Prime Group, Inc.	(2,403)	(19,296)

		(480,198)

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Food & Staples Retailing - (1.0)%
Kroger Co.	(2,058)	$ (59,682)
Walmart, Inc.	(934)	(83,341)

		(143,023)

Food Products - (2.7)%
General Mills, Inc.	(5,180)	(238,591)
Hershey Co.	(1,451)	(142,502)

		(381,093)

Gas Utilities - (0.3)%
UGI Corp.	(761)	(40,440)

Health Care Equipment & Supplies - (1.5)%
Abbott Laboratories	(408)	(26,740)
Baxter International, Inc.	(54)	(3,912)
DENTSPLY SIRONA, Inc.	(841)	(40,461)
Edwards Lifesciences Corp.	(579)	(82,479)
Stryker Corp.	(120)	(19,590)
Varian Medical Systems, Inc.	(354)	(40,869)

		(214,051)

Health Care Providers & Services - (2.2)%
Cardinal Health, Inc.	(3,199)	(159,790)
Henry Schein, Inc.	(814)	(64,640)
Humana, Inc.	(98)	(30,790)
Patterson Cos., Inc.	(2,526)	(61,937)

		(317,157)

Health Care Technology - (0.4)%
Cerner Corp.	(819)	(50,844)

Hotels, Restaurants & Leisure - (3.2)%
Aramark	(419)	(16,848)
Bloomin’ Brands, Inc.	(965)	(18,663)
Brinker International, Inc.	(562)	(26,510)
Carnival Corp.	(739)	(43,778)
Chipotle Mexican Grill, Inc.	(487)	(211,192)
McDonald’s Corp.	(486)	(76,565)
Starbucks Corp.	(971)	(50,871)

		(444,427)

Household Durables - (0.2)%
Whirlpool Corp.	(181)	(23,729)

Household Products - (3.1)%
Church & Dwight Co., Inc.	(745)	(41,645)
Clorox Co.	(1,084)	(146,524)
Procter & Gamble Co.	(3,011)	(243,530)

		(431,699)

Industrial Conglomerates - (2.0)%
3M Co.	(751)	(159,453)
General Electric Co.	(8,602)	(117,245)

		(276,698)

Insurance - (1.6)%
Aflac, Inc.	(87)	(4,049)
Arch Capital Group, Ltd.	(1,069)	(32,668)
Chubb, Ltd.	(136)	(19,002)
RenaissanceRe Holdings, Ltd.	(176)	(23,205)
Torchmark Corp.	(712)	(62,706)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	(213)	$ (27,720)
WR Berkley Corp.	(770)	(58,374)

		(227,724)

Internet & Direct Marketing Retail - (0.5)%
Netflix, Inc.	(228)	(76,939)

Internet Software & Services - (1.0)%
eBay, Inc.	(4,091)	(136,844)

IT Services - (1.4)%
Global Payments, Inc.	(366)	(41,201)
International Business Machines Corp.	(277)	(40,146)
Jack Henry & Associates, Inc.	(233)	(31,385)
Paychex, Inc.	(1,215)	(83,859)

		(196,591)

Leisure Products - (1.0)%
Hasbro, Inc.	(525)	(52,295)
Mattel, Inc.	(5,236)	(83,096)

		(135,391)

Machinery - (0.3)%
Donaldson Co., Inc.	(961)	(45,840)

Media - (3.1)%
AMC Networks, Inc., Class A	(1,816)	(109,487)
Entercom Communications Corp., Class A	(4,241)	(32,019)
Interpublic Group of Cos., Inc.	(2,314)	(52,181)
News Corp., Class A	(7,827)	(117,953)
Omnicom Group, Inc.	(1,765)	(121,485)

		(433,125)

Metals & Mining - (0.8)%
Compass Minerals International, Inc.	(1,633)	(110,799)

Multi-Utilities - (4.4)%
CenterPoint Energy, Inc.	(2,321)	(66,102)
Consolidated Edison, Inc.	(1,934)	(152,651)
Dominion Energy, Inc.	(3,917)	(280,888)
DTE Energy Co.	(910)	(98,771)
NiSource, Inc.	(885)	(23,169)

		(621,581)

Multiline Retail - (0.2)%
Nordstrom, Inc.	(432)	(22,641)

Oil, Gas & Consumable Fuels - (4.0)%
Apache Corp.	(1,927)	(88,642)
ConocoPhillips	(205)	(14,795)
Enbridge, Inc.	(2,393)	(84,784)
Exxon Mobil Corp.	(2,647)	(215,757)
Hess Corp.	(258)	(16,932)
Murphy Oil Corp.	(1,332)	(44,302)
Range Resources Corp.	(5,969)	(92,102)

		(557,314)

Paper & Forest Products - (0.7)%
Domtar Corp.	(1,976)	(95,283)

Pharmaceuticals - (0.5)%
Johnson & Johnson	(559)	(74,079)

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Professional Services - (0.5)%
Equifax, Inc.	(347)	$ (43,548)
Nielsen Holdings PLC	(1,264)	(29,780)

		(73,328)

Road & Rail - (3.8)%
Canadian National Railway Co.	(2,115)	(188,552)
Heartland Express, Inc.	(6,746)	(129,456)
Ryder System, Inc.	(778)	(60,918)
Schneider National, Inc., Class B	(1,102)	(28,806)
Werner Enterprises, Inc.	(3,557)	(132,498)

		(540,230)

Semiconductors & Semiconductor Equipment - (3.8)%
Applied Materials, Inc.	(1,129)	(54,903)
Intel Corp.	(2,929)	(140,885)
Lam Research Corp.	(275)	(52,426)
Qorvo, Inc.	(312)	(25,509)
QUALCOMM, Inc.	(442)	(28,328)
Skyworks Solutions, Inc.	(578)	(54,667)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	(2,118)	(87,283)
Xilinx, Inc.	(1,230)	(88,646)

		(532,647)

Software - (0.3)%
Snap, Inc., Class A	(3,205)	(40,062)

Specialty Retail - (2.5)%
Abercrombie & Fitch Co., Class A	(1,839)	(43,566)
American Eagle Outfitters, Inc.	(683)	(17,198)
Ascena Retail Group, Inc.	(7,999)	(29,436)
Bed Bath & Beyond, Inc.	(4,625)	(86,626)
Buckle, Inc.	(442)	(10,630)
CarMax, Inc.	(223)	(16,654)
DSW, Inc., Class A	(2,333)	(64,018)
Express, Inc.	(3,348)	(32,241)
L Brands, Inc.	(406)	(12,858)
Williams-Sonoma, Inc.	(771)	(45,096)

		(358,323)

Technology Hardware, Storage & Peripherals - (1.0)%
Apple, Inc.	(125)	(23,786)
NetApp, Inc.	(314)	(24,341)
Seagate Technology PLC	(1,678)	(88,297)

		(136,424)

Textiles, Apparel & Luxury Goods - (1.5)%
Hanesbrands, Inc.	(4,184)	(93,136)
Under Armour, Inc., Class A	(3,518)	(70,254)
Under Armour, Inc., Class C	(1,321)	(24,756)
VF Corp.	(232)	(21,360)

		(209,506)

Trading Companies & Distributors - (0.8)%
Air Lease Corp.	(815)	(35,827)
GATX Corp.	(633)	(52,121)
WW Grainger, Inc.	(55)	(19,061)

		(107,009)

Shares		Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Wireless Telecommunication Services - (0.5)%
Sprint Corp.	(12,504)	$ (67,897)

Total Common Stocks (Proceeds $10,604,569)		(10,727,227)

Total Securities Sold Short (Proceeds $10,604,569)		(10,727,227)

Net Other Assets (Liabilities) - 69.7%		9,797,443

Net Assets - 100.0%		$ 14,067,696

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$14,997,480	$—	$—	$14,997,480

Total Investments	$14,997,480	$—	$—	$14,997,480

LIABILITIES
Securities Sold Short
Common Stocks	$(10,727,227)	$—	$—	$(10,727,227)

Total Securities Sold Short	$(10,727,227)	$—	$—	$(10,727,227)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of these securities have been segregated as collateral for open securities sold short transactions. The total value of such securities is $3,506,198.
(B)	Non-income producing securities.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 77.7%
U.S. Treasury Bill 1.69% (A), 08/09/2018	$ 1,152,000	$ 1,151,524
2.08% (A), 11/15/2018	88,789,000	88,265,151
2.13% (A), 11/23/2018 - 12/27/2018	28,740,000	28,547,706
2.14% (A), 12/27/2018	2,093,000	2,074,931
2.15% (A), 01/10/2019	6,861,000	6,795,932
2.19% (A), 01/17/2019	8,892,000	8,802,670

Total Short-Term U.S. Government Obligations (Cost $135,624,790)		135,637,914

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 13.3%
Money Market Funds - 13.3%
BlackRock Liquidity Funds T-Fund Portfolio	1,616,490	1,616,490
Dreyfus Treasury Cash Management	6,465,960	6,465,960
UBS Select Treasury Preferred	15,110,594	15,110,594

Total Short-Term Investment Companies (Cost $23,193,044)		23,193,044

Total Investments (Cost $158,817,834)		158,830,958
Net Other Assets (Liabilities) - 9.0%		15,671,792

Net Assets - 100.0%		$ 174,502,750

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (B)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	09/28/2018	USD	84,911,933	802,000	$156,823	$—	$156,823
5-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	09/28/2018	USD	87,822,135	778,000	(176,958)	—	(176,958)
10-Year U.K. Gilt Futures	BOA	Pay	Maturity	09/26/2018	GBP	1,116,039	9,000	(15,645)	—	(15,645)
10-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	09/19/2018	USD	27,126,714	227,000	17,948	—	17,948
20-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	09/19/2018	USD	858,512	6,000	137	—	137
Coffee Futures	MLI	Receive	Maturity	08/10/2018	USD	2,012,606	1,725,000	116,831	—	116,831
Corn Futures	MLI	Receive	Maturity	08/24/2018	USD	1,788,738	500,000	(72,512)	—	(72,512)
Corn Futures	CITI	Receive	Maturity	08/24/2018	USD	2,380,342	660,000	(76,508)	—	(76,508)
Cotton No. 2 Futures	MLI	Pay	Maturity	11/09/2018	USD	44,060	50,000	735	—	735
Cotton No. 2 Futures	CITI	Pay	Maturity	11/09/2018	USD	511,610	550,000	(18,865)	—	(18,865)
Euro OAT Futures	BOA	Pay	Maturity	09/06/2018	EUR	15,200,916	99,000	21,462	—	21,462
FTSE China A50 Index Futures	MLI	Receive	Maturity	08/30/2018	USD	141,767	12	(703)	—	(703)
Gasoil Bullet Futures	CITI	Pay	Maturity	09/11/2018	USD	1,750,657	2,600	(54,157)	—	(54,157)
Gasoil Bullet Futures	MLI	Pay	Maturity	09/11/2018	USD	1,076,850	1,600	(32,850)	—	(32,850)
German Euro BOBL Futures	BOA	Pay	Maturity	09/06/2018	EUR	49,842,437	376,000	(417,548)	—	(417,548)
German Euro Bond Futures	BOA	Pay	Maturity	09/06/2018	EUR	10,656,214	61,000	64,766	—	64,766
German Euro Bund Futures	BOA	Pay	Maturity	09/06/2018	EUR	41,192,415	254,000	(176,683)	—	(176,683)
German Euro Schatz Futures	BOA	Pay	Maturity	09/06/2018	EUR	13,792,327	123,000	(32,756)	—	(32,756)
Gold Futures	CITI	Receive	Maturity	11/30/2018	USD	2,089,787	1,700	(6,313)	—	(6,313)
Heating Oil Futures	CITI	Pay	Maturity	08/30/2018	USD	2,273,970	1,050,000	(33,060)	—	(33,060)
Heating Oil Futures	MLI	Pay	Maturity	08/30/2018	USD	178,521	84,000	752	—	752
HG Copper Futures	MLI	Receive	Maturity	08/31/2018	USD	961,238	350,000	(28,037)	—	(28,037)
HG Copper Futures	CITI	Receive	Maturity	08/31/2018	USD	1,609,441	575,000	(15,797)	—	(15,797)
HSCEI China Index Futures	MLI	Receive	Maturity	08/30/2018	HKD	3,878,776	350	(3,691)	—	(3,691)
HSCEI China Index Futures	GSI	Receive	Maturity	08/30/2018	HKD	21,536,491	1,950	(29,973)	—	(29,973)
Lean Hogs Futures	MLI	Receive	Maturity	10/12/2018	USD	259,562	480,000	16,082	—	16,082
MSCI Taiwan Index Futures	MLI	Receive	Maturity	08/30/2018	USD	161,596	400	(2,324)	—	(2,324)
Natural Gas Futures	MLI	Receive	Maturity	08/29/2018	USD	678,950	250,000	(15,800)	—	(15,800)
Nickel Futures	CITI	Pay	Maturity	09/17/2018	USD	610,830	42	(23,355)	—	(23,355)
Platinum Futures	CITI	Receive	Maturity	09/28/2018	USD	206,018	250	(4,507)	—	(4,507)
Platinum Futures	MLI	Receive	Maturity	09/28/2018	USD	124,160	150	(2,155)	—	(2,155)
RBOB Gasoline Futures	CITI	Pay	Maturity	08/30/2018	USD	1,662,288	798,000	(3,565)	—	(3,565)
RBOB Gasoline Futures	MLI	Pay	Maturity	08/30/2018	USD	258,266	126,000	3,637	—	3,637
Silver Futures	CITI	Receive	Maturity	08/31/2018	USD	2,365,475	150,000	35,225	—	35,225
Soybean Futures	CITI	Receive	Maturity	10/26/2018	USD	7,005,116	775,000	(117,134)	—	(117,134)
Soybean Meal Futures	CITI	Receive	Maturity	11/23/2018	USD	819,907	2,500	(33,593)	—	(33,593)
Soybean Meal Futures	MLI	Receive	Maturity	11/23/2018	USD	295,760	900	(11,500)	—	(11,500)
Soybean Oil Futures	CITI	Receive	Maturity	11/23/2018	USD	600,265	2,040,000	2,545	—	2,545
Soybean Oil Futures	MLI	Receive	Maturity	11/23/2018	USD	831,864	2,640,000	58,344	—	58,344
Sugar Futures	MLI	Receive	Maturity	09/17/2018	USD	814,458	6,832,000	93,682	—	93,682
Sugar Futures	CITI	Receive	Maturity	09/17/2018	USD	1,732,158	14,672,000	184,262	—	184,262
TAIEX Futures	MLI	Pay	Maturity	08/15/2018	TWD	4,280,191	400	4,227	—	4,227
Wheat Futures	MLI	Receive	Maturity	08/24/2018	USD	641,063	130,000	(78,813)	—	(78,813)
Wheat Futures	MLI	Receive	Maturity	08/24/2018	USD	170,950	35,000	(23,825)	—	(23,825)
WTI Crude Oil Futures	CITI	Pay	Maturity	08/20/2018	USD	3,168,551	44,000	(160,271)	—	(160,271)
WTI Crude Oil Futures	MLI	Pay	Maturity	08/20/2018	USD	2,896,620	41,000	(93,450)	—	(93,450)

Total								$(984,890)	$—	$(984,890)

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

Value
OTC Swap Agreements, at value (Assets)	$777,458
OTC Swap Agreements, at value (Liabilities)	$(1,762,348)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(246)	12/17/2018	$(60,018,457)	$(59,851,800)	$166,657	$—
90-Day Eurodollar	Short	(232)	03/18/2019	(56,528,280)	(56,358,600)	169,680	—
90-Day Eurodollar	Short	(226)	06/17/2019	(54,993,264)	(54,836,075)	157,189	—
90-Day Eurodollar	Short	(225)	09/16/2019	(54,684,644)	(54,554,063)	130,581	—
90-Day Eurodollar	Short	(226)	12/16/2019	(54,868,872)	(54,771,100)	97,772	—
90-Day Eurodollar	Short	(230)	03/16/2020	(55,787,789)	(55,734,750)	53,039	—
90-Day Eurodollar	Short	(207)	06/15/2020	(50,195,843)	(50,161,275)	34,568	—
90-Day Sterling	Short	(2)	03/20/2019	(324,823)	(324,823)	—	—
90-Day Sterling	Short	(3)	06/19/2019	(486,885)	(486,890)	—	(5)
90-Day Sterling	Short	(14)	09/18/2019	(2,270,551)	(2,270,547)	4	—
90-Day Sterling	Short	(11)	12/18/2019	(1,782,832)	(1,782,918)	—	(86)
3-Month Aluminum	Long	1	08/17/2018	57,549	51,688	—	(5,861)
3-Month Aluminum	Short	(1)	08/17/2018	(57,649)	(51,687)	5,962	—
3-Month Aluminum	Long	1	08/22/2018	56,950	51,719	—	(5,231)
3-Month Aluminum	Short	(1)	08/22/2018	(57,135)	(51,719)	5,416	—
3-Month Aluminum	Long	1	08/31/2018	56,978	51,775	—	(5,203)
3-Month Aluminum	Short	(1)	08/31/2018	(57,029)	(51,775)	5,254	—
3-Month Aluminum	Long	1	09/06/2018	58,378	51,813	—	(6,565)
3-Month Aluminum	Short	(1)	09/06/2018	(58,207)	(51,812)	6,395	—
3-Month Aluminum	Long	1	09/28/2018	53,837	51,931	—	(1,906)
3-Month Aluminum	Short	(1)	09/28/2018	(54,123)	(51,931)	2,192	—
3-Month Aluminum	Long	1	10/05/2018	52,021	51,968	—	(53)
3-Month Aluminum	Short	(1)	10/05/2018	(52,031)	(51,968)	63	—
3-Month Aluminum	Long	1	10/09/2018	52,652	51,990	—	(662)
3-Month Aluminum	Short	(1)	10/09/2018	(52,789)	(51,990)	799	—
3-Month Aluminum	Long	1	10/10/2018	52,903	51,996	—	(907)
3-Month Aluminum	Short	(1)	10/10/2018	(52,686)	(51,996)	690	—
3-Month Aluminum	Long	1	10/11/2018	51,903	52,001	98	—
3-Month Aluminum	Short	(1)	10/11/2018	(51,837)	(52,001)	—	(164)
3-Month Aluminum	Long	2	10/12/2018	102,248	104,013	1,765	—
3-Month Aluminum	Short	(2)	10/12/2018	(102,416)	(104,013)	—	(1,597)
3-Month Aluminum	Long	1	10/16/2018	51,682	52,000	318	—
3-Month Aluminum	Short	(1)	10/16/2018	(51,259)	(52,000)	—	(741)
3-Month Aluminum	Long	1	10/17/2018	51,753	51,988	235	—
3-Month Aluminum	Short	(1)	10/17/2018	(51,493)	(51,988)	—	(495)
3-Month Aluminum	Long	2	10/18/2018	101,416	103,913	2,497	—
3-Month Aluminum	Short	(2)	10/18/2018	(101,388)	(103,913)	—	(2,525)
3-Month Copper	Long	1	08/17/2018	170,811	157,119	—	(13,692)
3-Month Copper	Short	(1)	08/17/2018	(170,747)	(157,119)	13,628	—
3-Month Copper	Long	1	08/22/2018	172,894	157,159	—	(15,735)
3-Month Copper	Short	(1)	08/22/2018	(173,585)	(157,159)	16,426	—
3-Month Copper	Long	1	08/24/2018	172,483	157,175	—	(15,308)
3-Month Copper	Short	(1)	08/24/2018	(172,822)	(157,175)	15,647	—
3-Month Copper	Long	2	08/31/2018	342,031	314,462	—	(27,569)
3-Month Copper	Short	(2)	08/31/2018	(342,462)	(314,462)	28,000	—
3-Month Copper	Long	1	09/06/2018	178,878	157,279	—	(21,599)
3-Month Copper	Short	(1)	09/06/2018	(179,480)	(157,279)	22,201	—
3-Month Copper	Long	1	09/26/2018	167,838	157,327	—	(10,511)
3-Month Copper	Short	(1)	09/26/2018	(168,210)	(157,327)	10,883	—
3-Month Copper	Long	1	09/28/2018	165,914	157,348	—	(8,566)
3-Month Copper	Short	(1)	09/28/2018	(166,997)	(157,348)	9,649	—
3-Month Copper	Long	2	10/05/2018	317,906	314,842	—	(3,064)
3-Month Copper	Short	(2)	10/05/2018	(316,770)	(314,842)	1,928	—
3-Month Copper	Long	1	10/09/2018	159,605	157,463	—	(2,142)
3-Month Copper	Short	(1)	10/09/2018	(159,716)	(157,463)	2,253	—
3-Month Copper	Long	1	10/10/2018	158,903	157,466	—	(1,437)
3-Month Copper	Short	(1)	10/10/2018	(158,491)	(157,466)	1,025	—

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Copper	Long	1	10/11/2018	$153,078	$157,469	$4,391	$—
3-Month Copper	Short	(1)	10/11/2018	(153,426)	(157,469)	—	(4,043)
3-Month Copper	Long	1	10/12/2018	154,428	157,472	3,044	—
3-Month Copper	Short	(1)	10/12/2018	(154,902)	(157,472)	—	(2,570)
3-Month Copper	Long	1	10/16/2018	154,472	157,485	3,013	—
3-Month Copper	Short	(1)	10/16/2018	(154,602)	(157,485)	—	(2,883)
3-Month Copper	Long	1	10/17/2018	155,878	157,488	1,610	—
3-Month Copper	Short	(1)	10/17/2018	(154,567)	(157,488)	—	(2,921)
3-Month EURIBOR	Short	(72)	12/17/2018	(21,104,958)	(21,110,391)	—	(5,433)
3-Month EURIBOR	Long	88	06/17/2019	25,792,878	25,790,013	—	(2,865)
3-Month EURIBOR	Long	106	09/16/2019	31,019,114	31,042,002	22,888	—
3-Month EURIBOR	Long	82	12/16/2019	23,970,859	23,993,248	22,389	—
3-Month EURIBOR	Long	77	03/16/2020	22,488,758	22,509,986	21,228	—
3-Month EURIBOR	Long	63	06/15/2020	18,394,461	18,400,686	6,225	—
3-Month Euroswiss	Long	12	12/17/2018	3,052,235	3,052,265	30	—
3-Month Euroswiss	Long	8	03/18/2019	2,034,376	2,034,439	63	—
3-Month Euroswiss	Long	6	06/17/2019	1,524,316	1,525,072	756	—
3-Month Nickel	Long	1	08/02/2018	83,576	83,634	58	—
3-Month Nickel	Short	(1)	08/02/2018	(83,520)	(83,634)	—	(114)
3-Month Nickel	Long	1	08/03/2018	83,289	83,641	352	—
3-Month Nickel	Short	(1)	08/03/2018	(83,338)	(83,641)	—	(303)
3-Month Nickel	Long	1	08/24/2018	88,048	83,757	—	(4,291)
3-Month Nickel	Short	(1)	08/24/2018	(87,927)	(83,757)	4,170	—
3-Month Nickel	Long	1	09/06/2018	94,383	83,847	—	(10,536)
3-Month Nickel	Short	(1)	09/06/2018	(94,225)	(83,847)	10,378	—
3-Month Nickel	Long	1	09/28/2018	89,605	83,976	—	(5,629)
3-Month Nickel	Short	(1)	09/28/2018	(89,757)	(83,976)	5,781	—
2-Year U.S. Treasury Note	Short	(1)	09/28/2018	(211,642)	(211,375)	267	—
5-Year U.S. Treasury Note	Short	(252)	09/28/2018	(28,496,894)	(28,507,500)	—	(10,606)
10-Year Australia Treasury Bond	Long	3	09/17/2018	287,975	287,987	12	—
10-Year U.S. Treasury Note	Short	(7)	09/19/2018	(835,705)	(835,953)	—	(248)
Aluminum	Long	1	08/24/2018	56,818	51,731	—	(5,087)
Aluminum	Short	(1)	08/24/2018	(56,909)	(51,731)	5,178	—
Aluminum	Long	12	09/17/2018	675,654	622,725	—	(52,929)
Aluminum	Short	(12)	09/17/2018	(630,361)	(622,725)	7,636	—
Aluminum	Long	1	09/26/2018	53,578	51,925	—	(1,653)
Aluminum	Short	(1)	09/26/2018	(53,525)	(51,925)	1,600	—
Amsterdam Index	Long	13	08/17/2018	1,697,112	1,736,321	39,209	—
Brent Crude Oil	Long	138	08/31/2018	10,118,511	10,240,980	122,469	—
CAC 40 Index	Long	72	08/17/2018	4,557,627	4,639,045	81,418	—
Canada Bankers’ Acceptance	Short	(35)	03/18/2019	(6,571,615)	(6,566,620)	4,995	—
Coffee	Short	(8)	09/18/2018	(353,200)	(329,700)	23,500	—
Copper	Long	11	09/17/2018	1,892,461	1,730,850	—	(161,611)
Copper	Short	(11)	09/17/2018	(1,774,406)	(1,730,850)	43,556	—
Copper	Short	(11)	09/26/2018	(760,474)	(778,663)	—	(18,189)
Cotton No. 2	Long	2	12/06/2018	87,803	89,590	1,787	—
DJIA Mini Index	Long	46	09/21/2018	5,584,297	5,840,850	256,553	—
EURO STOXX 50® Index	Long	50	09/21/2018	2,021,796	2,060,979	39,183	—
FTSE 100 Index	Long	181	09/21/2018	18,135,710	18,300,130	164,420	—
FTSE China A50 Index	Short	(91)	08/30/2018	(1,077,079)	(1,069,933)	7,146	—
FTSE MIB Index	Short	(9)	09/21/2018	(1,145,261)	(1,167,444)	—	(22,183)
German Euro BOBL	Long	104	09/06/2018	16,017,843	16,005,407	—	(12,436)
German Euro Bund	Long	122	09/06/2018	23,045,905	23,051,115	5,210	—
German Euro Schatz	Long	118	09/06/2018	15,456,416	15,441,020	—	(15,396)
Gold 100 oz	Short	(123)	12/27/2018	(15,172,048)	(15,173,280)	—	(1,232)
Hang Seng Index	Short	(9)	08/30/2018	(1,644,533)	(1,629,942)	14,591	—
HSCEI Index	Short	(34)	08/30/2018	(2,385,751)	(2,383,537)	2,214	—
KOSPI 200 Index	Short	(93)	09/13/2018	(6,355,553)	(6,192,587)	162,966	—
Lean Hogs	Short	(9)	10/12/2018	(192,161)	(182,610)	9,551	—
Low Sulfur Gasoil	Long	4	09/12/2018	263,748	262,900	—	(848)
MSCI Emerging Markets Index	Short	(59)	09/21/2018	(3,094,800)	(3,234,085)	—	(139,285)
MSCI Singapore Index	Short	(9)	08/30/2018	(245,257)	(243,883)	1,374	—
NASDAQ-100 E-Mini Index	Long	90	09/21/2018	12,966,201	13,040,550	74,349	—
Natural Gas	Short	(76)	08/29/2018	(2,076,469)	(2,114,320)	—	(37,851)
New York Harbor ULSD	Long	3	08/31/2018	268,798	269,312	514	—
Nickel	Long	2	09/17/2018	177,813	167,850	—	(9,963)
Nickel	Short	(1)	09/17/2018	(94,449)	(83,925)	10,524	—

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Nikkei 225 Index	Long	19	09/13/2018	$3,785,472	$3,823,280	$37,808	$—
OMX Stockholm 30 Index	Long	142	08/17/2018	2,525,586	2,612,553	86,967	—
Platinum	Short	(23)	10/29/2018	(998,508)	(972,670)	25,838	—
RBOB Gasoline	Long	15	08/31/2018	1,307,781	1,310,715	2,934	—
Russell 2000® Mini Index	Long	175	09/21/2018	14,699,799	14,633,500	—	(66,299)
S&P 500® E-Mini Index	Long	188	09/21/2018	26,068,911	26,480,740	411,829	—
S&P MidCap 400® E-Mini Index	Long	13	09/21/2018	2,563,325	2,581,800	18,475	—
S&P/ASX 200 Index	Long	45	09/20/2018	5,082,883	5,197,119	114,236	—
S&P/TSX 60 Index	Long	28	09/20/2018	4,116,963	4,211,892	94,929	—
Silver	Short	(19)	09/26/2018	(1,532,969)	(1,478,105)	54,864	—
Soybean	Short	(14)	11/14/2018	(627,885)	(643,300)	—	(15,415)
Soybean	Short	(34)	12/14/2018	(1,147,395)	(1,160,760)	—	(13,365)
Soybean Oil	Short	(16)	12/14/2018	(291,900)	(281,280)	10,620	—
Sugar No. 11	Short	(29)	09/28/2018	(384,373)	(342,664)	41,709	—
TOPIX Index	Long	2	09/13/2018	313,749	312,659	—	(1,090)
U.K. Gilt	Long	32	09/26/2018	5,196,459	5,152,755	—	(43,704)
U.S. Treasury Bond	Short	(48)	09/19/2018	(6,861,824)	(6,862,500)	—	(676)
Wheat	Short	(53)	09/14/2018	(1,307,644)	(1,470,325)	—	(162,681)
WTI Crude	Long	63	08/21/2018	4,469,239	4,331,880	—	(137,359)

Total						$3,049,621	$(1,123,318)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/19/2018	USD	43,429,576	AUD	58,051,000	$421,708	$(129,758)
CITI	09/19/2018	USD	4,147,732	BRL	15,650,000	32,372	(31,471)
CITI	09/19/2018	USD	59,128,441	CAD	78,174,000	166	(1,017,480)
CITI	09/19/2018	USD	8,171	CHF	8,000	58	—
CITI	09/19/2018	USD	897,931	COP	2,620,240,960	1,706	(8,316)
CITI	09/19/2018	USD	114,608,116	EUR	97,311,000	487,428	(95,019)
CITI	09/19/2018	USD	5,333,256	GBP	4,042,000	16,736	—
CITI	09/19/2018	USD	518,363	HKD	4,062,000	264	(6)
CITI	09/19/2018	USD	2,317,583	HUF	630,022,000	21,659	(8,444)
CITI	09/19/2018	USD	1,639,467	IDR	23,456,460,952	22,647	(232)
CITI	09/19/2018	USD	7,591,545	INR	525,693,000	2,733	(29,844)
CITI	09/19/2018	USD	64,280,962	JPY	7,088,920,837	743,686	(76,961)
CITI	09/19/2018	USD	9,466,673	KRW	10,488,153,208	82,741	(2,336)
CITI	09/19/2018	USD	12,246,650	MXN	254,702,000	—	(1,306,663)
CITI	09/19/2018	USD	369,512	NOK	2,994,000	1,959	(243)
CITI	09/19/2018	USD	39,177,075	NZD	56,962,000	416,902	(62,850)
CITI	09/19/2018	USD	477,456	PHP	25,338,000	1,493	(70)
CITI	09/19/2018	USD	11,716,720	PLN	43,379,000	8,058	(169,356)
CITI	09/19/2018	USD	12,145,551	SEK	105,852,000	93,093	(31,837)
CITI	09/19/2018	USD	3,921,431	SGD	5,321,000	13,107	(3,890)
CITI	09/19/2018	USD	9,657,078	TRY	47,235,000	276,037	(1,477)
CITI	09/19/2018	USD	5,735,882	TWD	171,291,000	124,658	(244)
CITI	09/19/2018	NZD	21,136,000	USD	14,648,079	40	(242,665)
CITI	09/19/2018	ZAR	174,339,000	USD	13,320,849	95,224	(261,958)
CITI	09/19/2018	HUF	69,400,000	USD	255,706	154	(2,022)
CITI	09/19/2018	EUR	92,713,369	USD	109,074,532	229,990	(485,140)
CITI	09/19/2018	IDR	23,456,451,968	USD	1,639,497	1,758	(24,203)
CITI	09/19/2018	TWD	19,126,000	USD	645,994	5	(19,433)
CITI	09/19/2018	AUD	58,051,000	USD	43,693,534	66,241	(622,149)
CITI	09/19/2018	TRY	4,901,000	USD	1,028,179	—	(54,669)
CITI	09/19/2018	INR	213,870,000	USD	3,133,223	28	(33,719)
CITI	09/19/2018	BRL	2,021,000	USD	531,928	5,471	(1,886)
CITI	09/19/2018	SEK	256,000	USD	29,477	—	(251)
CITI	09/19/2018	JPY	5,352,845,024	USD	49,049,013	—	(1,013,897)
CITI	09/19/2018	COP	2,642,543,928	USD	915,410	1,552	(4,725)
CITI	09/19/2018	MXN	347,921,000	USD	18,185,958	334,901	(7,137)
CITI	09/19/2018	GBP	4,042,000	USD	5,359,541	663	(43,687)
CITI	09/19/2018	NOK	2,994,000	USD	370,019	449	(2,672)
CITI	09/19/2018	CAD	49,502,998	USD	38,279,086	24,280	(216,597)
CITI	09/19/2018	PHP	25,301,000	USD	477,231	20	(1,915)
CITI	09/19/2018	KRW	195,751,377	USD	175,735	104	(654)

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/19/2018	PLN	28,424,000	USD	7,773,961	$35,212	$(26,128)
CITI	09/19/2018	SGD	5,321,000	USD	3,964,564	155	(52,501)
CITI	09/19/2018	CHF	8,000	USD	8,084	30	—
CITI	09/19/2018	HKD	3,280,000	USD	418,600	—	(238)
CITI	09/19/2018	USD	12,141,408	ZAR	164,201,000	53,749	(301,526)
CITI	09/20/2018	USD	3,448,983	CLP	2,228,069,000	2,024	(49,011)
CITI	09/20/2018	USD	2,376,260	ILS	8,581,999	31,216	—
CITI	09/20/2018	CLP	1,119,344,992	USD	1,782,289	518	(26,491)
CITI	09/20/2018	ILS	7,838,000	USD	2,157,845	—	(16,096)

Total						$3,652,995	$(6,487,867)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$135,637,914	$—	$135,637,914
Short-Term Investment Companies	23,193,044	—	—	23,193,044

Total Investments	$23,193,044	$135,637,914	$—	$158,830,958

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$777,458	$—	$777,458
Futures Contracts (D)	3,049,621	—	—	3,049,621
Forward Foreign Currency Contracts (D)	—	3,652,995	—	3,652,995

Total Other Financial Instruments	$3,049,621	$4,430,453	$—	$7,480,074

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(1,762,348)	$—	$(1,762,348)
Futures Contracts (D)	(1,123,318)	—	—	(1,123,318)
Forward Foreign Currency Contracts (D)	—	(6,487,867)	—	(6,487,867)

Total Other Financial Instruments	$(1,123,318)	$(8,250,215)	$—	$(9,373,533)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at July 31, 2018.
(B)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

CURRENCY ABBREVIATIONS (continued):

MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BOBL	Bundesobligationen (German Federal Government Securities)
CAC	Cotation Assistée en Continu (French Stock Market Index)
DJIA	Dow Jones Industrial Average
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
KOSPI	Korean Composite Stock Price Index
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 100.4%
Aerospace & Defense - 3.5%
Spirit Aerosystems Holdings, Inc., Class A	31,757	$ 2,961,340

Airlines - 3.8%
JetBlue Airways Corp. (A)	182,579	3,286,422

Auto Components - 5.2%
Delphi Technologies PLC	24,293	1,097,315
Goodyear Tire & Rubber Co.	138,067	3,342,602

		4,439,917

Banks - 10.0%
CIT Group, Inc.	65,417	3,462,522
FNB Corp.	248,842	3,192,643
SVB Financial Group (A)	6,300	1,939,644

		8,594,809

Biotechnology - 4.5%
BioMarin Pharmaceutical, Inc. (A)	38,171	3,838,476

Chemicals - 5.8%
Eastman Chemical Co.	16,054	1,663,515
Huntsman Corp.	43,220	1,449,167
Olin Corp.	62,774	1,852,461

		4,965,143

Communications Equipment - 2.9%
Palo Alto Networks, Inc. (A)	12,596	2,497,283

Construction & Engineering - 2.0%
MasTec, Inc. (A)	37,534	1,747,208

Construction Materials - 2.2%
Eagle Materials, Inc.	18,982	1,885,862

Consumer Finance - 5.6%
Ally Financial, Inc.	74,156	1,984,415
Discover Financial Services	39,593	2,827,336

		4,811,751

Diversified Consumer Services - 2.6%
ServiceMaster Global Holdings, Inc. (A)	39,724	2,263,871

Electronic Equipment, Instruments & Components - 2.9%
Dolby Laboratories, Inc., Class A	38,257	2,465,663

Health Care Providers & Services - 3.8%
Universal Health Services, Inc., Class B	26,533	3,239,679

Hotels, Restaurants & Leisure - 5.0%
Caesars Entertainment Corp. (A)	234,829	2,653,568
Stars Group, Inc. (A)	48,191	1,652,951

		4,306,519

Internet & Direct Marketing Retail - 2.8%
Expedia Group, Inc.	17,903	2,396,137

Life Sciences Tools & Services - 3.0%
Bio-Techne Corp.	16,225	2,606,384

Machinery - 8.3%
Crane Co.	26,321	2,383,893
Ingersoll-Rand PLC	17,302	1,704,420
ITT, Inc.	52,846	2,994,783

		7,083,096

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 5.8%
Energen Corp. (A)	23,605	$ 1,751,019
EQT Corp.	65,287	3,243,458

		4,994,477

Semiconductors & Semiconductor Equipment - 6.4%
Marvell Technology Group, Ltd.	61,933	1,319,792
Micron Technology, Inc. (A)	48,449	2,557,623
Skyworks Solutions, Inc.	17,467	1,652,029

		5,529,444

Software - 6.2%
Workday, Inc., Class A (A)	21,740	2,696,195
Zynga, Inc., Class A (A)	703,323	2,665,594

		5,361,789

Specialty Retail - 3.1%
Ulta Beauty, Inc. (A)	11,011	2,690,978

Textiles, Apparel & Luxury Goods - 1.6%
Tapestry, Inc.	29,161	1,374,066

Trading Companies & Distributors - 3.4%
Air Lease Corp.	65,446	2,877,006

Total Common Stocks (Cost $70,750,974)		86,217,320

Total Investments (Cost $70,750,974)		86,217,320
Net Other Assets (Liabilities) - (0.4)%		(347,790)

Net Assets - 100.0%		$ 85,869,530

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$86,217,320	$—	$—	$86,217,320

Total Investments	$86,217,320	$—	$—	$86,217,320

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Auto Components - 0.7%
BorgWarner, Inc.	27,819	$ 1,280,230

Banks - 7.7%
Citizens Financial Group, Inc.	37,670	1,498,513
Fifth Third Bancorp	82,399	2,438,186
First Republic Bank	15,398	1,522,246
Huntington Bancshares, Inc.	89,863	1,387,485
M&T Bank Corp.	17,770	3,080,430
SunTrust Banks, Inc.	38,690	2,788,388
Zions Bancorporation	13,150	679,855

		13,395,103

Beverages - 1.7%
Constellation Brands, Inc., Class A	7,051	1,482,332
Keurig Dr Pepper, Inc.	19,553	469,467
Molson Coors Brewing Co., Class B	15,538	1,041,046

		2,992,845

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	26,167	1,517,686

Capital Markets - 5.2%
Ameriprise Financial, Inc.	11,016	1,604,701
Invesco, Ltd.	43,793	1,181,973
Northern Trust Corp.	18,029	1,969,127
Raymond James Financial, Inc.	17,589	1,610,977
T. Rowe Price Group, Inc.	22,476	2,676,442

		9,043,220

Chemicals - 0.9%
Sherwin-Williams Co.	3,550	1,564,591

Communications Equipment - 0.9%
CommScope Holding Co., Inc. (A)	47,844	1,536,271

Consumer Finance - 1.0%
Ally Financial, Inc.	61,471	1,644,964

Containers & Packaging - 3.5%
Ball Corp.	72,450	2,823,377
Silgan Holdings, Inc.	54,467	1,498,387
WestRock Co.	30,449	1,765,433

		6,087,197

Distributors - 0.9%
Genuine Parts Co.	15,184	1,477,555

Electric Utilities - 2.6%
Edison International	13,647	909,300
Evergy, Inc.	14,063	788,794
Xcel Energy, Inc.	58,097	2,722,425

		4,420,519

Electrical Equipment - 2.4%
Acuity Brands, Inc.	10,490	1,458,425
AMETEK, Inc.	22,140	1,722,492
Hubbell, Inc.	7,217	889,495

		4,070,412

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 4.0%
Amphenol Corp., Class A	19,477	$ 1,821,294
Arrow Electronics, Inc. (A)	24,513	1,859,066
CDW Corp.	19,912	1,674,400
Keysight Technologies, Inc. (A)	25,777	1,495,066

		6,849,826

Equity Real Estate Investment Trusts - 10.5%
American Campus Communities, Inc.	19,537	805,901
American Homes 4 Rent Trust, Class A	38,342	848,892
AvalonBay Communities, Inc.	10,203	1,804,401
Boston Properties, Inc.	13,898	1,744,616
Brixmor Property Group, Inc.	68,333	1,208,811
Essex Property Trust, Inc.	4,425	1,063,991
Federal Realty Investment Trust	11,890	1,492,195
JBG SMITH Properties	17,885	652,803
Kimco Realty Corp.	57,863	965,733
Outfront Media, Inc.	54,569	1,159,591
Park Hotels & Resorts, Inc.	16,487	515,713
Rayonier, Inc.	37,705	1,320,052
Regency Centers Corp.	14,823	943,187
Vornado Realty Trust	23,150	1,664,948
Weyerhaeuser Co.	35,087	1,199,274
WP Carey, Inc.	12,852	840,264

		18,230,372

Food & Staples Retailing - 1.1%
Kroger Co.	68,468	1,985,572

Food Products - 1.7%
Conagra Brands, Inc.	7,100	260,641
Pinnacle Foods, Inc.	20,787	1,380,673
Post Holdings, Inc. (A)	14,067	1,217,639

		2,858,953

Gas Utilities - 0.9%
National Fuel Gas Co.	29,646	1,591,990

Health Care Equipment & Supplies - 1.2%
Zimmer Biomet Holdings, Inc.	16,675	2,093,046

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	21,417	1,752,553
Cigna Corp.	11,062	1,984,744
Henry Schein, Inc. (A)	16,579	1,316,538
Humana, Inc.	4,628	1,454,025
Laboratory Corp. of America Holdings (A)	10,151	1,779,876
Universal Health Services, Inc., Class B	12,567	1,534,431

		9,822,167

Hotels, Restaurants & Leisure - 1.7%
Hilton Worldwide Holdings, Inc.	31,923	2,511,063
Marriott International, Inc., Class A	3,447	440,665

		2,951,728

Household Durables - 2.2%
Mohawk Industries, Inc. (A)	13,653	2,571,679
Newell Brands, Inc.	47,259	1,237,713

		3,809,392

Household Products - 0.4%
Energizer Holdings, Inc.	11,638	741,108

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	13,555	$ 1,665,096

Insurance - 7.9%
Alleghany Corp.	1,589	999,910
Chubb, Ltd.	3,091	431,875
Hartford Financial Services Group, Inc.	44,173	2,327,917
Lincoln National Corp.	7,900	537,990
Loews Corp.	59,913	3,042,382
Marsh & McLennan Cos., Inc.	17,255	1,438,377
Principal Financial Group, Inc.	15,457	897,743
Progressive Corp.	23,006	1,380,590
Unum Group	22,013	874,576
WR Berkley Corp.	12,216	926,095
XL Group, Ltd.	15,262	858,182

		13,715,637

Internet & Direct Marketing Retail - 1.4%
Expedia Group, Inc.	17,689	2,367,496

Internet Software & Services - 0.4%
Match Group, Inc. (A) (B)	20,652	745,950

IT Services - 1.0%
Jack Henry & Associates, Inc.	12,783	1,721,870

Machinery - 2.7%
IDEX Corp.	11,011	1,691,069
Middleby Corp. (A)	6,497	665,813
Snap-on, Inc.	13,871	2,352,383

		4,709,265

Media - 1.2%
CBS Corp., Class B	20,494	1,079,419
DISH Network Corp., Class A (A)	29,219	922,152

		2,001,571

Multi-Utilities - 4.3%
CMS Energy Corp.	60,674	2,932,981
Sempra Energy	14,386	1,662,878
WEC Energy Group, Inc.	41,748	2,770,815

		7,366,674

Multiline Retail - 1.9%
Kohl’s Corp.	31,974	2,361,919
Nordstrom, Inc.	18,266	957,321

		3,319,240

Oil, Gas & Consumable Fuels - 6.5%
Energen Corp. (A)	49,797	3,693,942
EQT Corp.	61,644	3,062,474
PBF Energy, Inc., Class A	26,609	1,242,640
Williams Cos., Inc.	109,008	3,242,988

		11,242,044

Personal Products - 1.2%
Coty, Inc., Class A	78,414	1,051,532
Edgewell Personal Care Co. (A)	19,072	1,027,218

		2,078,750

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	32,181	1,602,614

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	14,900	$ 1,432,486

Software - 0.9%
Synopsys, Inc. (A)	17,537	1,568,334

Specialty Retail - 4.4%
AutoZone, Inc. (A)	2,912	2,054,504
Best Buy Co., Inc.	24,008	1,801,320
Gap, Inc.	54,063	1,631,081
Tiffany & Co.	15,172	2,087,060

		7,573,965

Textiles, Apparel & Luxury Goods - 2.1%
PVH Corp.	13,844	2,125,331
Ralph Lauren Corp.	10,989	1,483,295

		3,608,626

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	18,816	1,592,398

Total Common Stocks (Cost $96,111,761)		168,276,763

SECURITIES LENDING COLLATERAL - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	756,465	756,465

Total Securities Lending Collateral (Cost $756,465)		756,465

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 1.05% (C), dated 07/31/2018, to be repurchased at $5,116,450 on 08/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2023, and with a value of $5,222,361.	$ 5,116,300	5,116,300

Total Repurchase Agreement (Cost $5,116,300)		5,116,300

Total Investments (Cost $101,984,526)		174,149,528
Net Other Assets (Liabilities) - (0.7)%		(1,206,047)

Net Assets - 100.0%		$ 172,943,481

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$168,276,763	$—	$—	$168,276,763
Securities Lending Collateral	756,465	—	—	756,465
Repurchase Agreement	—	5,116,300	—	5,116,300

Total Investments	$169,033,228	$5,116,300	$—	$174,149,528

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $738,473. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 94.6%
Airlines - 3.3%
Alaska Air Group, Inc.	503,716	$ 31,648,476
United Continental Holdings, Inc. (A)	299,400	24,071,760

		55,720,236

Banks - 1.8%
CIT Group, Inc.	573,260	30,342,652

Beverages - 1.9%
Molson Coors Brewing Co., Class B	468,300	31,376,100

Biotechnology - 1.1%
United Therapeutics Corp. (A)	149,800	18,411,918

Capital Markets - 0.4%
E*TRADE Financial Corp. (A)	120,000	7,177,200

Chemicals - 1.9%
PPG Industries, Inc.	290,100	32,102,466

Commercial Services & Supplies - 1.0%
Stericycle, Inc. (A)	239,707	16,745,931

Communications Equipment - 1.4%
ARRIS International PLC (A)	907,900	22,933,554

Consumer Finance - 0.7%
Ally Financial, Inc.	470,539	12,591,624

Containers & Packaging - 1.8%
Ball Corp.	793,800	30,934,386

Distributors - 1.0%
LKQ Corp. (A)	526,900	17,661,688

Diversified Consumer Services - 0.4%
H&R Block, Inc.	269,608	6,783,337

Diversified Financial Services - 1.3%
Jefferies Financial Group, Inc.	373,000	9,045,250
Voya Financial, Inc.	264,761	13,375,726

		22,420,976

Electric Utilities - 8.6%
Alliant Energy Corp.	811,600	34,874,452
FirstEnergy Corp.	1,093,300	38,735,619
PG&E Corp.	516,100	22,233,588
PPL Corp.	1,702,750	48,988,117

		144,831,776

Electronic Equipment, Instruments & Components - 1.2%
Avnet, Inc.	463,201	20,311,364

Equity Real Estate Investment Trusts - 6.9%
Colony Capital, Inc.	4,339,905	26,733,815
Iron Mountain, Inc.	447,400	15,708,214
JBG SMITH Properties	725,200	26,469,800
Uniti Group, Inc.	893,540	15,797,787
VEREIT, Inc.	4,230,600	32,279,478

		116,989,094

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 3.8%
Casey’s General Stores, Inc.	386,300	$ 42,253,494
US Foods Holding Corp. (A)	629,300	21,276,633

		63,530,127

Food Products - 3.8%
J.M. Smucker, Co.	270,700	30,080,184
Kellogg Co.	356,900	25,350,607
Post Holdings, Inc. (A)	104,300	9,028,208

		64,458,999

Health Care Equipment & Supplies - 4.2%
DENTSPLY SIRONA, Inc.	706,243	33,977,351
Zimmer Biomet Holdings, Inc.	297,500	37,342,200

		71,319,551

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	259,656	21,247,650
Cardinal Health, Inc.	696,868	34,808,557
Laboratory Corp. of America Holdings (A)	118,103	20,708,180
MEDNAX, Inc. (A)	424,486	18,163,756

		94,928,143

Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment Corp. (A)	2,305,900	26,056,670

Independent Power & Renewable Electricity Producers - 1.4%
AES Corp.	1,772,300	23,677,928

Insurance - 12.7%
Alleghany Corp.	62,325	39,219,253
Allstate Corp.	182,900	17,397,448
Arch Capital Group, Ltd. (A)	611,800	18,696,608
Fidelity National Financial, Inc.	668,203	27,062,221
Loews Corp.	580,120	29,458,494
Markel Corp. (A)	15,500	18,135,000
Progressive Corp.	429,505	25,774,595
Unum Group	222,200	8,828,006
Willis Towers Watson PLC	189,266	30,172,786

		214,744,411

Internet & Direct Marketing Retail - 1.6%
Expedia Group, Inc.	48,985	6,556,152
Liberty Expedia Holdings, Inc., Class A (A)	437,805	21,089,067

		27,645,219

IT Services - 2.8%
Leidos Holdings, Inc.	435,100	29,769,542
MAXIMUS, Inc.	266,000	17,239,460

		47,009,002

Machinery - 1.0%
Trinity Industries, Inc.	450,700	17,171,670

Media - 8.4%
AMC Networks, Inc., Class A (A)	237,175	14,299,281
Discovery, Inc., Class C (A)	1,442,780	35,420,249
DISH Network Corp., Class A (A)	1,028,293	32,452,927
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	254,100	12,001,143
News Corp., Class A	1,397,300	21,057,311
Viacom, Inc., Class B	918,500	26,682,425

		141,913,336

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts - 2.1%
Annaly Capital Management, Inc.	3,259,545	$ 34,942,322

Multi-Utilities - 1.0%
WEC Energy Group, Inc.	265,367	17,612,408

Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (A)	1,260,800	25,896,832
Range Resources Corp.	923,300	14,246,519
Williams Cos., Inc.	931,300	27,706,175

		67,849,526

Software - 1.0%
Dell Technologies, Inc., Class V (A)	86,500	8,002,980
Open Text Corp.	226,388	8,421,633

		16,424,613

Specialty Retail - 1.7%
Advance Auto Parts, Inc.	87,300	12,329,379
Foot Locker, Inc.	339,700	16,580,757

		28,910,136

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (A)	762,300	21,283,416

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (A)	598,000	$ 33,565,740

Total Common Stocks (Cost $1,503,430,665)		1,600,377,519

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
Fixed Income Clearing Corp., 1.05% (B), dated 07/31/2018, to be repurchased at $99,547,012 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $101,536,335.	$ 99,544,109	99,544,109

Total Repurchase Agreement (Cost $99,544,109)		99,544,109

Total Investments (Cost $1,602,974,774)		1,699,921,628
Net Other Assets (Liabilities) - (0.5)%		(8,544,982)

Net Assets - 100.0%		$ 1,691,376,646

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,600,377,519	$—	$—	$1,600,377,519
Repurchase Agreement	—	99,544,109	—	99,544,109

Total Investments	$1,600,377,519	$99,544,109	$—	$1,699,921,628

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 60.0%
Independent Power & Renewable Electricity Producers - 2.5%
Atlantica Yield PLC	441,800	$ 9,078,990

Oil, Gas & Consumable Fuels - 57.5%
Cheniere Energy Partners, LP Holdings LLC	281,666	8,652,779
Cheniere Energy, Inc. (A)	223,800	14,211,300
Enbridge Energy Management LLC (A)	674,999	7,269,739
Enbridge, Inc.	247,949	8,784,833
EnLink Midstream LLC	120,000	1,914,000
GasLog, Ltd.	248,747	4,191,387
Kinder Morgan, Inc.	1,137,500	20,224,750
ONEOK, Inc.	379,575	26,737,263
Pembina Pipeline Corp.	572,700	20,542,749
Phillips 66	110,000	13,567,400
Plains GP Holdings, LP, Class A (A)	913,213	22,181,944
SemGroup Corp., Class A	257,731	6,481,935
Targa Resources Corp.	376,250	19,215,087
TransCanada Corp.	287,425	12,919,754
Williams Cos., Inc.	733,060	21,808,535

		208,703,455

Total Common Stocks (Cost $202,008,695)		217,782,445

MASTER LIMITED PARTNERSHIPS - 35.8% (B)
Electric Utilities - 0.7%
Brookfield Infrastructure Partners, LP	60,000	2,456,400

Independent Power & Renewable Electricity Producers - 2.2%
Brookfield Renewable Partners, LP (A)	35,000	1,062,600
NextEra Energy Partners, LP	146,122	6,877,963

		7,940,563

Oil, Gas & Consumable Fuels - 32.9%
Antero Midstream GP, LP	323,600	6,219,592
BP Midstream Partners, LP	117,455	2,436,017
Buckeye Partners, LP	121,400	4,211,366
DCP Midstream, LP	50,800	2,259,584
Energy Transfer Equity, LP	247,300	4,503,333
Energy Transfer Partners, LP	490,264	10,275,933
Enterprise Products Partners, LP	341,311	9,898,019
EQT GP Holdings, LP	39,948	886,446
EQT Midstream Partners, LP	80,120	4,101,343
GasLog Partners, LP	362,210	9,109,581
Hoegh LNG Partners, LP	248,800	4,577,920
KNOT Offshore Partners, LP	119,302	2,624,644
Magellan Midstream Partners, LP	107,000	7,678,320
MPLX, LP	239,081	8,709,721
Phillips 66 Partners, LP	109,000	5,847,850
Shell Midstream Partners, LP	265,305	6,022,424
Tallgrass Energy LP	564,749	13,175,594
Viper Energy Partners, LP	189,300	6,053,814
Western Gas Partners, LP	216,900	11,090,097

		119,681,598

Total Master Limited Partnerships (Cost $119,968,487)		130,078,561

	Principal	Value
CORPORATE DEBT SECURITIES - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canbriam Energy, Inc.
9.75%, 11/15/2019 (C)	$ 1,330,000	$ 1,330,000
MEG Energy Corp.
7.00%, 03/31/2024 (C)	750,000	677,813
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.38%, 02/01/2027	1,000,000	989,990

Total Corporate Debt Securities (Cost $2,887,492)		2,997,803

REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 1.05% (D), dated 07/31/2018, to be repurchased at $11,661,568 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $11,898,827.	11,661,228	11,661,228

Total Repurchase Agreement (Cost $11,661,228)		11,661,228

Total Investments (Cost $336,525,902)		362,520,037
Net Other Assets (Liabilities) - 0.2%		766,039

Net Assets - 100.0%		$ 363,286,076

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$217,782,445	$—	$—	$217,782,445
Master Limited Partnerships	130,078,561	—	—	130,078,561
Corporate Debt Securities	—	2,997,803	—	2,997,803
Repurchase Agreement	—	11,661,228	—	11,661,228

Total Investments	$347,861,006	$14,659,031	$—	$362,520,037

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $2,007,813, representing 0.6% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at July 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Banks - 5.3%
Wells Fargo & Co.	157,500	$ 9,023,175
Western Alliance Bancorp (A)	132,500	7,515,400

		16,538,575

Beverages - 2.6%
PepsiCo, Inc.	69,700	8,015,500

Biotechnology - 2.0%
Celgene Corp. (A)	70,200	6,324,318

Chemicals - 6.8%
Ecolab, Inc.	63,800	8,976,660
Sherwin-Williams Co.	27,500	12,120,075

		21,096,735

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc., Class B (A)	38,300	7,578,421

Electronic Equipment, Instruments & Components - 5.7%
Amphenol Corp., Class A	104,600	9,781,146
Littelfuse, Inc.	36,300	7,870,566

		17,651,712

Health Care Providers & Services - 3.6%
CVS Health Corp.	173,500	11,253,210

Health Care Technology - 2.9%
Cerner Corp. (A)	146,500	9,094,720

Insurance - 2.7%
Markel Corp. (A)	7,200	8,424,000

Internet & Direct Marketing Retail - 4.9%
Booking Holdings, Inc. (A)	7,550	15,316,836

Internet Software & Services - 9.4%
Alphabet, Inc., Class A (A)	13,300	16,322,026
Facebook, Inc., Class A (A)	75,200	12,978,016

		29,300,042

IT Services - 11.9%
Broadridge Financial Solutions, Inc.	57,500	6,496,350
Cognizant Technology Solutions Corp., Class A	125,500	10,228,250
FleetCor Technologies, Inc. (A)	45,000	9,765,000
Mastercard, Inc., Class A	53,500	10,593,000

		37,082,600

Machinery - 3.1%
Middleby Corp. (A)	94,500	9,684,360

Media - 2.6%
Walt Disney Co.	72,000	8,176,320

Multiline Retail - 3.9%
Dollar Tree, Inc. (A)	134,000	12,231,520

Oil, Gas & Consumable Fuels - 3.2%
Phillips 66	82,150	10,132,381

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.4%
Novo Nordisk A/S, ADR	148,500	$ 7,390,845

Road & Rail - 2.6%
Union Pacific Corp.	54,000	8,094,060

Software - 5.5%
Check Point Software Technologies, Ltd. (A)	71,900	8,100,973
Intuit, Inc.	43,900	8,966,136

		17,067,109

Specialty Retail - 6.8%
Lowe’s Cos., Inc.	99,900	9,924,066
TJX Cos., Inc.	116,500	11,330,790

		21,254,856

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	109,200	20,779,668

Trading Companies & Distributors - 2.6%
Fastenal Co.	141,700	8,066,981

Total Common Stocks (Cost $245,717,648)		310,554,769

Total Investments (Cost $245,717,648)		310,554,769
Net Other Assets (Liabilities) - 0.4%		1,401,362

Net Assets - 100.0%		$ 311,956,131

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$310,554,769	$—	$—	$310,554,769

Total Investments	$310,554,769	$—	$—	$310,554,769

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 60.3%
Aerospace & Defense - 1.2%
Boeing Co.	5,600	$ 1,995,280
General Dynamics Corp.	19,550	3,905,308
Harris Corp.	2,860	471,757
Northrop Grumman Corp.	9,680	2,908,743
United Technologies Corp.	24,160	3,279,479

		12,560,567

Airlines - 0.3%
Delta Air Lines, Inc.	53,120	2,890,790
United Continental Holdings, Inc. (A)	6,230	500,892

		3,391,682

Auto Components - 0.2%
Aptiv PLC	9,980	978,739
Delphi Technologies PLC	26,572	1,200,257

		2,178,996

Automobiles - 0.3%
Ford Motor Co.	263,440	2,644,938

Banks - 3.5%
Bank of America Corp.	352,420	10,882,730
BB&T Corp.	31,740	1,612,709
Citigroup, Inc.	118,440	8,514,652
Citizens Financial Group, Inc.	7,440	295,963
Huntington Bancshares, Inc.	79,530	1,227,943
KeyCorp	105,040	2,192,185
Regions Financial Corp.	33,700	627,157
SunTrust Banks, Inc.	31,200	2,248,584
SVB Financial Group (A)	1,340	412,559
Wells Fargo & Co.	131,960	7,559,988

		35,574,470

Beverages - 1.6%
Coca-Cola Co.	119,960	5,593,735
Constellation Brands, Inc., Class A	4,240	891,375
Molson Coors Brewing Co., Class B	46,580	3,120,860
PepsiCo, Inc.	59,900	6,888,500

		16,494,470

Biotechnology - 1.5%
AbbVie, Inc.	27,530	2,539,092
Alexion Pharmaceuticals, Inc. (A)	5,660	752,554
Amgen, Inc.	9,400	1,847,570
Biogen, Inc. (A)	8,560	2,862,207
Celgene Corp. (A)	19,670	1,772,070
Gilead Sciences, Inc.	43,730	3,403,506
Vertex Pharmaceuticals, Inc. (A)	11,960	2,093,598

		15,270,597

Building Products - 0.4%
Allegion PLC	22,390	1,825,681
Masco Corp.	59,130	2,384,713

		4,210,394

Capital Markets - 2.0%
Bank of New York Mellon Corp.	35,230	1,883,748
BlackRock, Inc.	1,490	749,112

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Charles Schwab Corp.	53,830	$ 2,748,560
CME Group, Inc.	3,610	574,423
Goldman Sachs Group, Inc.	2,580	612,569
Intercontinental Exchange, Inc.	30,980	2,289,732
Morgan Stanley	112,340	5,679,911
State Street Corp.	48,570	4,289,217
T. Rowe Price Group, Inc.	12,300	1,464,684

		20,291,956

Chemicals - 1.2%
Celanese Corp., Series A	12,600	1,488,186
DowDuPont, Inc.	106,580	7,329,507
Eastman Chemical Co.	29,060	3,011,197

		11,828,890

Communications Equipment - 0.2%
Cisco Systems, Inc.	36,430	1,540,625
Motorola Solutions, Inc.	2,600	315,380

		1,856,005

Consumer Finance - 0.5%
American Express Co.	6,606	657,429
Capital One Financial Corp.	42,210	3,981,247

		4,638,676

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	19,120	865,562
WestRock Co.	32,280	1,871,595

		2,737,157

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	10,440	262,670

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	45,060	8,916,022
Voya Financial, Inc.	6,020	304,131

		9,220,153

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	79,670	2,547,050
Verizon Communications, Inc.	70,760	3,654,046

		6,201,096

Electric Utilities - 1.2%
American Electric Power Co., Inc.	14,220	1,011,611
Exelon Corp.	80,870	3,436,975
NextEra Energy, Inc.	34,450	5,771,753
PG&E Corp.	12,590	542,377
Xcel Energy, Inc.	30,240	1,417,046

		12,179,762

Electrical Equipment - 0.4%
Eaton Corp. PLC	52,280	4,348,128

Equity Real Estate Investment Trusts - 1.3%
AvalonBay Communities, Inc.	14,310	2,530,723
Digital Realty Trust, Inc.	3,960	480,823
Equinix, Inc.	2,280	1,001,558
Equity Residential	32,790	2,145,450
Federal Realty Investment Trust	9,710	1,218,605
Prologis, Inc.	38,678	2,538,050
Public Storage	3,550	773,297

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Ventas, Inc.	13,960	$ 787,065
Vornado Realty Trust	24,030	1,728,238

		13,203,809

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	31,840	2,153,021

Food Products - 0.5%
Mondelez International, Inc., Class A	123,150	5,342,247

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	31,300	2,051,402
Becton Dickinson and Co.	12,310	3,082,055
Boston Scientific Corp. (A)	147,280	4,950,081
Danaher Corp.	15,380	1,577,680
Intuitive Surgical, Inc. (A)	2,090	1,062,117
Medtronic PLC	37,280	3,363,774
Zimmer Biomet Holdings, Inc.	30,448	3,821,833

		19,908,942

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	13,000	1,063,790
Cigna Corp.	21,490	3,855,736
CVS Health Corp.	34,600	2,244,156
UnitedHealth Group, Inc.	44,700	11,318,934

		18,482,616

Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings, Inc.	26,170	2,058,532
Yum! Brands, Inc.	22,570	1,789,576

		3,848,108

Household Durables - 0.2%
Lennar Corp., Class A	31,730	1,658,527
Toll Brothers, Inc.	9,060	319,456

		1,977,983

Household Products - 0.3%
Energizer Holdings, Inc.	4,800	305,664
Procter & Gamble Co.	31,130	2,517,794

		2,823,458

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	44,710	7,137,951

Insurance - 1.5%
American International Group, Inc.	74,890	4,134,677
Chubb, Ltd.	2,800	391,216
Everest Re Group, Ltd.	2,330	508,755
Hartford Financial Services Group, Inc.	51,546	2,716,474
Lincoln National Corp.	27,590	1,878,879
Marsh & McLennan Cos., Inc.	9,560	796,922
MetLife, Inc.	60,040	2,746,230
Principal Financial Group, Inc.	6,700	389,136
Prudential Financial, Inc.	12,140	1,225,047

		14,787,336

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	11,790	20,956,017
Booking Holdings, Inc. (A)	780	1,582,402
Expedia Group, Inc.	8,120	1,086,781
Netflix, Inc. (A)	4,270	1,440,911

		25,066,111

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 3.2%
Alphabet, Inc., Class A (A)	9,070	$ 11,130,886
Alphabet, Inc., Class C (A)	9,050	11,016,203
Facebook, Inc., Class A (A)	58,180	10,040,704

		32,187,793

IT Services - 2.3%
Accenture PLC, Class A	25,950	4,134,614
Alliance Data Systems Corp.	5,300	1,191,864
Fidelity National Information Services, Inc.	29,900	3,083,587
International Business Machines Corp.	9,610	1,392,777
Mastercard, Inc., Class A	11,490	2,275,020
PayPal Holdings, Inc. (A)	38,350	3,150,069
Visa, Inc., Class A	60,630	8,290,546

		23,518,477

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	8,334	550,377
Illumina, Inc. (A)	3,810	1,235,812
Thermo Fisher Scientific, Inc.	10,020	2,349,991

		4,136,180

Machinery - 1.7%
Caterpillar, Inc.	19,410	2,791,158
Cummins, Inc.	9,780	1,396,682
Deere & Co.	11,720	1,696,939
Ingersoll-Rand PLC	36,650	3,610,391
PACCAR, Inc.	26,290	1,727,779
Parker-Hannifin Corp.	20	3,381
Snap-on, Inc.	11,940	2,024,905
Stanley Black & Decker, Inc.	27,850	4,162,739

		17,413,974

Media - 2.2%
Charter Communications, Inc., Class A (A)	15,100	4,599,158
Comcast Corp., Class A	177,720	6,358,821
Discovery, Inc., Class A (A)	12,360	328,529
DISH Network Corp., Class A (A)	33,310	1,051,264
Sirius XM Holdings, Inc. (C)	142,850	1,002,807
Twenty-First Century Fox, Inc., Class A	37,840	1,702,800
Walt Disney Co.	62,690	7,119,076

		22,162,455

Metals & Mining - 0.2%
Alcoa Corp. (A)	6,010	260,053
Freeport-McMoRan, Inc.	50,130	827,145
Newmont Mining Corp.	12,280	450,430

		1,537,628

Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	47,650	2,456,834
Sempra Energy	12,000	1,387,080
WEC Energy Group, Inc.	17,740	1,177,404

		5,021,318

Multiline Retail - 0.6%
Dollar General Corp.	32,380	3,178,097
Dollar Tree, Inc. (A)	26,170	2,388,797
Macy’s, Inc.	7,720	306,716

		5,873,610

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.7%
Andeavor	8,710	$ 1,307,023
Chevron Corp.	58,880	7,434,777
Concho Resources, Inc. (A)	14,700	2,143,995
Diamondback Energy, Inc.	18,910	2,495,174
EOG Resources, Inc.	47,480	6,122,071
EQT Corp.	13,270	659,254
Exxon Mobil Corp.	48,410	3,945,899
Marathon Petroleum Corp.	49,060	3,965,520
Occidental Petroleum Corp.	45,710	3,836,440
ONEOK, Inc.	17,100	1,204,524
Pioneer Natural Resources Co.	24,180	4,576,549

		37,691,226

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	12,910	1,742,075

Pharmaceuticals - 2.9%
Allergan PLC	12,060	2,220,125
Bristol-Myers Squibb Co.	45,760	2,688,400
Eli Lilly & Co.	41,680	4,118,401
Johnson & Johnson	53,370	7,072,592
Merck & Co., Inc.	67,920	4,473,890
Mylan NV (A)	20,770	774,929
Pfizer, Inc.	198,280	7,917,321
Zoetis, Inc.	3,390	293,167

		29,558,825

Road & Rail - 1.2%
Norfolk Southern Corp.	30,780	5,201,820
Union Pacific Corp.	47,800	7,164,742

		12,366,562

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	57,590	5,536,703
Broadcom, Inc.	17,530	3,887,628
Intel Corp.	24,240	1,165,944
Microchip Technology, Inc. (C)	23,180	2,165,707
Micron Technology, Inc. (A)	24,470	1,291,771
NVIDIA Corp.	23,600	5,778,696
Texas Instruments, Inc.	53,270	5,930,017

		25,756,466

Software - 4.2%
Adobe Systems, Inc. (A)	12,560	3,073,181
Electronic Arts, Inc. (A)	2,440	314,150
Intuit, Inc.	14,680	2,998,243
Microsoft Corp.	247,550	26,260,104
Oracle Corp.	56,400	2,689,152
salesforce.com, Inc. (A)	41,910	5,747,956
Workday, Inc., Class A (A)	11,050	1,370,421

		42,453,207

Specialty Retail - 2.0%
AutoZone, Inc. (A)	4,180	2,949,116
Best Buy Co., Inc.	21,940	1,646,158
Home Depot, Inc.	38,090	7,523,537
Lowe’s Cos., Inc.	21,370	2,122,896
O’Reilly Automotive, Inc. (A)	8,980	2,747,880
Ross Stores, Inc.	27,240	2,381,593
TJX Cos., Inc.	6,520	634,135

		20,005,315

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	122,270	$ 23,266,759
Hewlett Packard Enterprise Co.	154,980	2,392,891
HP, Inc.	106,840	2,465,867

		28,125,517

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	46,040	3,540,936
PVH Corp.	17,040	2,615,981
Ralph Lauren Corp.	6,000	809,880

		6,966,797

Tobacco - 0.8%
Altria Group, Inc.	34,910	2,048,519
Philip Morris International, Inc.	65,080	5,616,404

		7,664,923

Trading Companies & Distributors - 0.2%
Fastenal Co.	21,960	1,250,183
United Rentals, Inc. (A)	1,600	238,080

		1,488,263

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	29,380	1,762,800

Total Common Stocks (Cost $417,426,525)		608,055,600

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.71% (D)	12,963	348,964

Capital Markets - 0.0% (B)
State Street Corp.,
Series D, Fixed until 03/15/2024, 5.90% (C) (D)	3,072	83,374

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	960	25,968

Total Preferred Stocks (Cost $456,527)		458,306

	Principal	Value
ASSET-BACKED SECURITIES - 3.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 367,596	388,213
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.26% (D), 07/18/2027 (E)	545,000	544,633
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	551,567	537,510
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	629,064	616,681

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.54% (D), 10/18/2030 (E)	$ 1,285,000	$ 1,289,157
Hertz Vehicle Financing II, LP
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	540,000	535,379
ICG US CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.57% (D), 01/20/2030 (E)	670,000	670,382
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	717,919	723,038
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	994,051	955,204
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	595,000	595,210
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.68% (D), 04/15/2029 (E)	1,175,000	1,178,301
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	199,325	194,744
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	205,527	200,029
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	380,000	376,955
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	1,000,000	990,956
New Residential Mortgage Trust
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	523,795	526,464
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (E)	100,000	97,361
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,100,000	1,092,984
OCP CLO, Ltd.
Series 2014-7A, Class A1AR,
3-Month LIBOR + 0.95%, 3.30% (D), 10/20/2026 (E)	300,000	299,776
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.54% (D), 01/20/2031 (E)	800,000	800,456
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	500,000	497,500
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (E)	1,633,000	1,632,373
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	704,270	686,694
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	190,680	188,325
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	156,010	154,140

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.56% (D), 10/17/2027 (E)	$ 750,000	$ 750,508
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.62% (D), 07/20/2030 (E)	800,000	801,695
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	2,735,000	2,716,529
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	42,752	42,731
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	92,976	92,832
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	77,566	77,302
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	65,627	65,113
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	68,218	67,888
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	314,765	308,626
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	54,001	53,985
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	417,687	389,299
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	588,584	585,303
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	400,000	396,994
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	608,106	603,000
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	728,071	717,823
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	552,762	544,404
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	625,401	613,035
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	559,631	551,197
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,045,616	1,020,945
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	512,074	499,575
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,025,537	995,563
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	911,582	893,088
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	753,432	738,565
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	553,410	539,881
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	861,984	839,203
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,876,262	1,841,065
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	1,755,000	1,736,434

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	$ 248,486	$ 242,295
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	912,315	893,566
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
3-Month LIBOR + 1.65%, 4.00% (D), 10/20/2028 (E)	815,000	815,737

Total Asset-Backed Securities (Cost $36,738,261)		36,206,646

CORPORATE DEBT SECURITIES - 15.7%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.
2.55%, 10/15/2022	1,114,000	1,074,968

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	780,000	823,139
5.10%, 01/15/2044	160,000	170,507

		993,646

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	708,615	668,458
3.70%, 04/01/2028	853,855	835,855
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	475,242	483,463
6.82%, 02/10/2024	1,223,097	1,328,589
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	465,491	484,483
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,418,821	1,408,619
US Airways Pass-Through Trust
5.38%, 05/15/2023	692,871	708,322

		5,917,789

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	345,000	333,478

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026	855,000	824,834
General Motors Co.
4.88%, 10/02/2023	453,000	463,914
6.25%, 10/02/2043	120,000	125,264

		1,414,012

Banks - 3.1%
Banco Santander SA
4.38%, 04/12/2028	600,000	585,245
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	1,453,000	1,383,688
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	244,000	229,465
4.45%, 03/03/2026, MTN	1,926,000	1,933,303
Bank One Capital III
8.75%, 09/01/2030	130,000	177,207
Bank One Corp.
8.00%, 04/29/2027	300,000	377,284

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC
10.18%, 06/12/2021 (E)	$ 2,555,000	$ 2,941,219
Barclays PLC
4.34%, 01/10/2028	520,000	498,334
BB&T Corp.
2.85%, 10/26/2024, MTN	741,000	706,648
CIT Group, Inc.
4.13%, 03/09/2021	70,000	69,913
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.29% (D), 07/24/2023	1,298,000	1,305,833
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	1,578,000	1,532,927
4.50%, 01/14/2022	394,000	405,161
6.68%, 09/13/2043	60,000	74,781
Commerzbank AG
8.13%, 09/19/2023 (E)	1,655,000	1,894,660
Cooperatieve Rabobank UA
2.25%, 01/14/2019	250,000	249,688
Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (E) (F)	1,309,000	1,398,012
Discover Bank
3.45%, 07/27/2026	370,000	344,260
Fifth Third Bancorp
3.95%, 03/14/2028 (C)	794,000	780,723
First Horizon National Corp.
3.50%, 12/15/2020	410,000	409,496
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 3.33% (D), 05/18/2024	1,663,000	1,664,964
5.25%, 03/14/2044	200,000	212,314
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (E)	272,000	252,915
3.88%, 07/14/2027 (E)	415,000	363,491
5.02%, 06/26/2024 (E)	420,000	387,711
JPMorgan Chase & Co.
3.25%, 09/23/2022	889,000	882,835
3.38%, 05/01/2023	923,000	901,887
4.85%, 02/01/2044	552,000	577,352
6.40%, 05/15/2038	410,000	510,440
Fixed until 02/01/2024, 6.75% (D), 02/01/2024 (F)	48,000	52,440
Nordea Bank AB
4.25%, 09/21/2022 (E)	2,711,000	2,746,391
PNC Bank NA
4.05%, 07/26/2028	598,000	599,396
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (D), 05/18/2029	424,000	425,548
6.00%, 12/19/2023	215,000	227,964
6.10%, 06/10/2023	270,000	285,802
6.40%, 10/21/2019	140,000	144,809
SunTrust Bank
3.30%, 05/15/2026	612,000	575,996
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031	1,160,000	1,094,063
US Bank NA
2.13%, 10/28/2019	330,000	326,925
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	405,000	400,550
5.38%, 11/02/2043	506,000	551,838
Fixed until 06/15/2024, 5.90% (D), 06/15/2024 (F)	139,000	140,460

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo Bank NA
2.60%, 01/15/2021	$ 365,000	$ 358,675
5.95%, 08/26/2036	320,000	371,299

		31,353,912

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	398,000	390,727
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	857,000	835,480
Constellation Brands, Inc.
3.70%, 12/06/2026	304,000	293,935
Pernod Ricard SA
5.75%, 04/07/2021 (E)	1,095,000	1,155,244

		2,675,386

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	1,146,000	1,075,799
Biogen, Inc.
4.05%, 09/15/2025	654,000	660,334
Celgene Corp.
3.88%, 08/15/2025	678,000	669,425
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	211,000	198,387
4.15%, 03/01/2047	190,000	184,210

		2,788,155

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	844,000	843,829
4.40%, 01/30/2048	427,000	352,640

		1,196,469

Capital Markets - 1.4%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,420,000	1,418,014
7.30%, 06/28/2019	845,000	877,768
Charles Schwab Corp.
3.20%, 03/02/2027	805,000	771,313
3.85%, 05/21/2025	1,207,000	1,218,435
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	877,000	850,586
3.80%, 06/09/2023	1,155,000	1,145,485
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.55% (D), 02/27/2023	802,000	772,466
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	701,000	694,286
5.75%, 01/24/2022	1,750,000	1,870,097
6.25%, 02/01/2041	130,000	156,841
6.75%, 10/01/2037	381,000	465,896
Morgan Stanley
4.35%, 09/08/2026, MTN	373,000	370,723
5.00%, 11/24/2025	561,000	583,017
5.75%, 01/25/2021	1,440,000	1,518,245
UBS AG
7.63%, 08/17/2022	730,000	812,855
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	1,189,000	1,192,320

		14,718,347

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	$ 204,000	$ 205,963
Syngenta Finance NV
3.93%, 04/23/2021 (E)	485,000	484,408

		690,371

Commercial Services & Supplies - 0.1%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	360,000	350,770
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	200,000	188,656
3.85%, 11/15/2024 (E)	560,000	557,038

		1,096,464

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019	175,000	174,651
Nokia OYJ
3.38%, 06/12/2022	654,000	631,110

		805,761

Construction & Engineering - 0.3%
SBA Tower Trust
2.88%, 07/10/2046 (E)	607,000	593,391
3.17%, 04/09/2047 (E)	800,000	783,254
3.45%, 03/15/2048 (E)	1,365,000	1,346,634

		2,723,279

Construction Materials - 0.2%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	780,000	719,059
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,063,000	1,078,103

		1,797,162

Consumer Finance - 0.6%
Ally Financial, Inc.
3.50%, 01/27/2019	710,000	711,065
4.13%, 03/30/2020	915,000	919,392
American Express Co.
3.00%, 10/30/2024	315,000	301,509
4.05%, 12/03/2042	225,000	221,090
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,104,000	1,019,633
Capital One Financial Corp.
3.30%, 10/30/2024	1,304,000	1,241,172
Discover Financial Services
3.75%, 03/04/2025	1,582,000	1,514,672

		5,928,533

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	520,000	539,292
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	405,000	402,732
5.75%, 10/15/2020	872,197	873,767

		1,815,791

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	70,000	68,433

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	$ 1,381,000	$ 1,404,278
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	1,312,000	1,405,788
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028 (E)	974,000	953,226
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	744,000	671,392

		4,434,684

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	988,000	963,103
3.40%, 05/15/2025	1,240,000	1,177,763
4.35%, 06/15/2045	345,000	299,149
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	165,000	161,810
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	410,000	439,725
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	129,938
Verizon Communications, Inc.
5.15%, 09/15/2023	1,398,000	1,498,604
5.50%, 03/16/2047	1,052,000	1,147,900

		5,817,992

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	450,000	438,871
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	146,142
8.88%, 11/15/2018	28,000	28,476
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,596,000	1,501,788
Duke Energy Progress LLC
3.60%, 09/15/2047	230,000	209,700
Entergy Arkansas, Inc.
3.70%, 06/01/2024	206,000	207,359
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	118,368
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	410,000	417,084
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	895,000	915,002
5.30%, 06/01/2042	75,000	86,550
PacifiCorp
3.60%, 04/01/2024	1,077,000	1,082,982
5.75%, 04/01/2037	125,000	150,905
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	455,000	439,120

		5,742,347

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	250,000	233,838
3.88%, 01/12/2028	870,000	812,876
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,000,000	1,013,307

		2,060,021

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	$ 854,000	$ 849,477
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	105,839
Weatherford International, Ltd.
5.95%, 04/15/2042	120,000	89,100

		1,044,416

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1
3.65%, 03/23/2048 (E)	755,000	735,489
CBL & Associates, LP
5.25%, 12/01/2023 (C)	754,000	667,163
EPR Properties
4.50%, 04/01/2025	730,000	718,999
4.75%, 12/15/2026	861,000	840,892
HCP, Inc.
3.40%, 02/01/2025	1,090,000	1,032,802
Hospitality Properties Trust
5.00%, 08/15/2022	909,000	935,908
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	843,004
6.63%, 06/01/2020	605,000	637,856
Realty Income Corp.
3.88%, 07/15/2024	750,000	744,232
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	278,000	277,900
4.13%, 06/01/2021	275,000	278,366

		7,712,611

Food & Staples Retailing - 0.3%
Kroger Co.
2.80%, 08/01/2022	437,000	423,139
Sysco Corp.
3.25%, 07/15/2027	641,000	604,053
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,027,000	1,021,745
Walmart, Inc.
3.63%, 12/15/2047 (C)	955,000	907,174

		2,956,111

Food Products - 0.2%
Campbell Soup Co.
4.15%, 03/15/2028 (C)	1,031,000	987,494
Danone SA
2.95%, 11/02/2026 (E)	751,000	693,439
Kraft Heinz Foods Co.
2.80%, 07/02/2020	182,000	180,664
4.88%, 02/15/2025 (E)	390,000	397,622

		2,259,219

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	984,000	978,562
Becton Dickinson and Co.
3.70%, 06/06/2027	1,036,000	994,097

		1,972,659

Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	185,574

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Health Corp.
2.13%, 06/01/2021	$ 1,125,000	$ 1,086,172
5.05%, 03/25/2048	599,000	620,742
5.30%, 12/05/2043	162,000	171,960
HCA Healthcare, Inc.
6.25%, 02/15/2021	255,000	265,519

		2,329,967

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	561,000	568,988

Industrial Conglomerates - 0.3%
General Electric Co.
Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (F)	2,224,000	2,188,661
5.50%, 01/08/2020, MTN	290,000	299,768
6.88%, 01/10/2039, MTN	818,000	1,031,893

		3,520,322

Insurance - 0.4%
Allstate Corp.
3.28%, 12/15/2026	606,000	583,160
American International Group, Inc.
Fixed until 05/15/2038, 8.18% (D), 05/15/2068	36,000	45,630
Athene Global Funding
3.00%, 07/01/2022 (E)	612,000	592,428
Athene Holding, Ltd.
4.13%, 01/12/2028	1,285,000	1,200,143
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	755,000	753,104
CNA Financial Corp.
5.88%, 08/15/2020	775,000	812,307
Fidelity National Financial, Inc.
5.50%, 09/01/2022	195,000	206,554
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	38,000	40,040

		4,233,366

Internet Software & Services - 0.1%
Baidu, Inc.
3.88%, 09/29/2023	575,000	569,771

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	400,000	402,334
First Data Corp.
7.00%, 12/01/2023 (E)	440,000	460,350
Mastercard, Inc.
2.00%, 04/01/2019	173,000	172,346
3.38%, 04/01/2024	278,000	278,070

		1,313,100

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	477,229

Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	690,000	705,525
CSC Holdings LLC
10.13%, 01/15/2023 (E)	200,000	220,000
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	550,000	555,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
4.38%, 04/01/2021	$ 909,000	$ 932,911
4.45%, 01/15/2043	274,000	260,625

		2,674,561

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	450,000	413,856
4.75%, 04/10/2027 (E)	230,000	223,798
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	134,750

		772,404

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	70,000	69,738
4.88%, 03/01/2044	152,000	161,842
Dominion Energy, Inc.
2.58%, 07/01/2020	516,000	508,519
DTE Electric Co.
4.30%, 07/01/2044	848,000	867,298
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	170,000	163,089

		1,770,486

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	1,087,000	1,173,932
Apache Corp.
4.25%, 01/15/2044	47,000	42,043
4.75%, 04/15/2043	65,000	62,355
BP Capital Markets PLC
3.12%, 05/04/2026	1,426,000	1,367,170
Continental Resources, Inc.
3.80%, 06/01/2024	210,000	206,286
Energy Transfer Partners, LP
5.15%, 02/01/2043	600,000	553,635
5.95%, 10/01/2043	535,000	542,689
Enterprise Products Operating LLC
4.25%, 02/15/2048	944,000	893,370
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	286,825
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	497,868
3.04%, 03/01/2026	975,000	949,502
Husky Energy, Inc.
4.00%, 04/15/2024	140,000	139,643
Kerr-McGee Corp.
6.95%, 07/01/2024	150,000	170,978
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	858,000	862,178
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,473
Noble Energy, Inc.
6.00%, 03/01/2041	75,000	83,220
Petrobras Global Finance BV
6.25%, 03/17/2024	350,000	356,300
Petroleos Mexicanos
3.50%, 01/30/2023	910,000	864,700
6.88%, 08/04/2026	450,000	470,250
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	945,000	964,585
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	790,000	774,161

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
2.50%, 09/12/2026	$ 873,000	$ 809,472
3.75%, 09/12/2046	195,000	184,856
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	120,271
4.63%, 03/01/2034	110,000	110,480
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	233,003
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	62,400
7.88%, 09/01/2021	100,000	111,000
Williams Partners, LP
5.40%, 03/04/2044	104,000	106,931

		13,011,576

Pharmaceuticals - 0.4%
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	1,139,000	1,151,085
4.40%, 07/15/2044 (E)	1,021,000	981,114
Bayer US Finance LLC
3.00%, 10/08/2021 (E)	575,000	567,346
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	596,000	583,657
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	692,000	639,477

		3,922,679

Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	39,389
3.75%, 04/01/2024	37,000	37,308

		76,697

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.88%, 05/11/2024	955,000	928,827
KLA-Tencor Corp.
4.13%, 11/01/2021	193,000	196,317
4.65%, 11/01/2024	300,000	309,223
QUALCOMM, Inc.
3.25%, 05/20/2027	878,000	828,568

		2,262,935

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	1,157,000	1,142,661

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.85%, 02/23/2023	1,342,000	1,323,884
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	859,000	908,074
HP, Inc.
3.75%, 12/01/2020 (C)	35,000	35,254
Seagate HDD Cayman
4.88%, 06/01/2027	207,000	194,664
Western Digital Corp.
4.75%, 02/15/2026	855,000	840,572

		3,302,448

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.1%
Reynolds American, Inc.
4.45%, 06/12/2025	$ 961,000	$ 976,234
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	340,000	355,380

		1,331,614

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	741,000	814,305

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	407,000	398,052
4.38%, 07/16/2042 (C)	300,000	292,984
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	905,000	886,900
3.72%, 07/15/2043 (E)	160,000	160,288
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	588,000	597,996
Sprint Corp.
7.25%, 09/15/2021	200,000	210,250
7.88%, 09/15/2023	155,000	165,463
Vodafone Group PLC
4.38%, 05/30/2028	319,000	319,317

		3,031,250

Total Corporate Debt Securities (Cost $162,069,655)		158,518,375

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	330,000	320,265

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	235,705
4.50%, 01/28/2026 (C)	650,000	664,625

		900,330

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	627,405
5.38%, 10/17/2023 (E)	315,000	333,539

		960,944

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028 (C)	1,126,000	1,067,448

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	315,000	314,212

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	125,000	153,250

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023 (C)	275,000	270,146

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.0% (B)
Qatar Government International Bond
3.88% (D), 04/23/2023 (E)	$ 200,000	$ 200,740

Republic of Korea - 0.1%
Korea Development Bank
3.00%, 03/17/2019	416,000	416,134

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	455,000	437,592

Total Foreign Government Obligations (Cost $5,118,601)		5,041,061

MORTGAGE-BACKED SECURITIES - 3.6%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	700,000	710,065
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,121,625
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,070,000	1,034,005
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,045,000	106,579
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	600,000	599,715
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.99% (D), 08/26/2035 (E)	103,534	103,411
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	36,286	36,380
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	700,000	700,268
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (D), 03/13/2035 (E)	1,550,000	1,536,287
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	145,000	146,181
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	225,513
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	484,555	480,703
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	646,124	633,896
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	410,000	428,076
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	57,001	55,939
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	108,949
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,169,237
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,265,000	1,289,206
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	1,500,000	1,456,644
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	520,000	513,387

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	$ 830,000	$ 799,838
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,040,000	1,029,445
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.54% (D), 08/26/2036 (E)	144,779	145,357
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.42% (D), 12/27/2035 (E)	551,990	539,336
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	320,000	314,388
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	675,000	663,409
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	672,573
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
3.78% (D), 02/26/2036 (E)	92,052	92,013
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	374,053
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,172,228	2,186,002
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.24% (D), 05/26/2037 (E)	62,448	62,535
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	296,497	289,551
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	318,125
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	1,950,000	1,884,641
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	571,008	551,077
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.47% (D), 08/15/2034 (E)	2,705,763	2,709,134
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	282,592	283,948
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	126,384	126,520
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	303,316	303,800
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	234,524	234,658

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	$ 569,317	$ 569,656
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	385,829	385,811
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	399,750	393,643
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	462,936	462,637
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,136,294	1,143,422
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	930,375	936,208
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,593,998	1,602,861
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	643,019	647,128
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	1,373,000	1,366,953
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	950,000	926,811
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.64% (D), 05/25/2035	239,832	238,559
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	410,000	387,345
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	560,000	556,602
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.57% (D), 06/15/2029 (E)	695,000	695,861

Total Mortgage-Backed Securities (Cost $37,233,486)		36,349,966

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	45,000	62,222
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	409,335
7.60%, 11/01/2040	480,000	721,829
7.70%, 11/01/2030	340,000	375,231
7.95%, 03/01/2036	905,000	974,649
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	40,000	41,589

		2,584,855

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	35,000	43,929

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 54,000	$ 77,858

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	45,000	59,695
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	45,000	58,085
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	40,000	47,367
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	70,000	80,419

		245,566

Total Municipal Government Obligations (Cost $3,031,599)		2,952,208

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	335,667	358,405
5.50%, 09/01/2018 - 06/01/2041	122,708	132,145
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	3,408,283	3,320,863
3.06% (D), 08/25/2024	3,410,000	3,373,814
3.49%, 01/25/2024	1,298,000	1,315,233
3.53% (D), 07/25/2023	1,100,000	1,119,053
Federal National Mortgage Association
2.50%, TBA (G)	3,573,000	3,458,134
3.00%, TBA (G)	24,284,000	23,618,597
3.33% (D), 10/25/2023	190,000	190,843
12-Month LIBOR + 1.53%, 3.34% (D), 02/01/2043	71,644	74,023
3.50%, 07/01/2028 - 11/01/2028	414,592	419,894
3.50%, TBA (G)	15,702,000	15,597,831
4.00%, 04/01/2026 - 06/01/2042	112,331	114,998
4.00%, TBA (G)	4,743,000	4,817,850
4.50%, 02/01/2025 - 06/01/2026	250,693	259,100
5.00%, 04/01/2039 - 11/01/2039	1,432,037	1,536,125
5.00%, TBA (G)	2,579,000	2,724,170
5.50%, 07/01/2019 - 12/01/2041	1,106,318	1,214,505
6.00%, 08/01/2036 - 06/01/2041	1,469,456	1,608,089
6.50%, 05/01/2040	140,634	157,309
Government National Mortgage Association, Interest Only STRIPS
0.78% (D), 02/16/2053	590,218	28,890

Total U.S. Government Agency Obligations (Cost $65,949,854)		65,439,871

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 8.2%
U.S. Treasury - 7.3%
U.S. Treasury Bond
2.25%, 08/15/2046	$ 3,735,000	$ 3,151,406
2.50%, 02/15/2045 - 05/15/2046	8,440,000	7,536,197
2.75%, 08/15/2042 - 11/15/2047	4,355,400	4,098,672
2.88%, 08/15/2045	1,070,000	1,028,914
3.00%, 05/15/2042	476,000	470,236
3.13%, 02/15/2042	1,250,000	1,261,377
3.50%, 02/15/2039	3,780,000	4,048,587
3.63%, 02/15/2044	8,170,000	8,952,533
4.50%, 02/15/2036	3,825,500	4,606,290
4.75%, 02/15/2037	4,556,000	5,683,254
5.25%, 02/15/2029	2,413,000	2,907,948
U.S. Treasury Note
1.00%, 11/30/2019	7,324,900	7,175,541
1.13%, 06/30/2021 - 09/30/2021	2,888,000	2,754,177
1.25%, 11/30/2018	2,160,000	2,154,094
1.50%, 08/15/2026	3,597,000	3,225,357
1.63%, 03/31/2019 - 05/15/2026	6,577,900	6,368,171
2.25%, 11/15/2027	1,870,500	1,762,362
2.38%, 01/31/2023	3,500,000	3,432,051
2.88%, 05/15/2028	2,709,900	2,689,152

		73,306,319

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,216,370	1,312,526
2.50%, 01/15/2029	2,704,894	3,138,937
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	4,839,591	4,790,428

		9,241,891

Total U.S. Government Obligations (Cost $84,048,322)		82,548,210

COMMERCIAL PAPER - 4.1%
Banks - 0.5%
Natixis
2.32% (H), 10/31/2018	1,600,000	1,590,819
Sumitomo Mitsui Banking Corp.
2.33% (H), 09/14/2018	3,700,000	3,689,690

		5,280,509

Capital Markets - 0.4%
Credit Suisse
2.37% (H), 08/03/2018	4,000,000	3,999,484

Commercial Services & Supplies - 0.2%
Charta LLC
2.31% (H), 09/07/2018	1,798,000	1,793,805

Diversified Financial Services - 3.0%
Alpine Securitizaton Corp.
2.36% (H), 10/01/2018	4,000,000	3,984,343
Anglesea Funding PLC
2.37% (H), 09/04/2018 - 10/02/2018	7,250,000	7,212,655
Atlantic Asset Securities LLC
2.33% (H), 08/08/2018	1,000,000	999,557
Gotham Funding Corp.
2.32% (H), 10/30/2018	3,000,000	2,982,975
LMA SA
2.35% (H), 09/17/2018	3,700,000	3,688,890
Mont Blanc Capital Corp.
2.37% (H), 09/17/2018	1,200,000	1,196,365
Nieuw Amsterdam Receivables Corp.
2.31% (H), 09/11/2018	3,700,000	3,690,434

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Sheffield Receivable
2.34% (H), 09/14/2018	$ 3,700,000	$ 3,689,644
Victory Receivables Corp.
2.33% (H), 10/04/2018	2,400,000	2,390,272

		29,835,135

Total Commercial Paper (Cost $40,908,933)		40,908,933

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
1.91% (H), 09/27/2018	2,763,000	2,754,778
1.96% (H), 10/04/2018	7,300,000	7,275,063

Total Short-Term U.S. Government Obligations (Cost $10,029,841)		10,029,841

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (H)	7,954,046	7,954,046

Total Securities Lending Collateral (Cost $7,954,046)		7,954,046

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.05% (H), dated 07/31/2018, to be repurchased at $12,087,523 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $12,335,245.	$ 12,087,171	12,087,171

Total Repurchase Agreement (Cost $12,087,171)		12,087,171

Total Investments (Cost $883,052,821)		1,066,550,234
Net Other Assets (Liabilities) - (5.8)%		(58,489,418)

Net Assets - 100.0%		$ 1,008,060,816

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	41	09/21/2018	$5,712,808	$5,775,055	$62,247	$—

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$608,055,600	$—	$—	$608,055,600
Preferred Stocks	458,306	—	—	458,306
Asset-Backed Securities	—	36,206,646	—	36,206,646
Corporate Debt Securities	—	158,518,375	—	158,518,375
Foreign Government Obligations	—	5,041,061	—	5,041,061
Mortgage-Backed Securities	—	36,349,966	—	36,349,966
Municipal Government Obligations	—	2,952,208	—	2,952,208
U.S. Government Agency Obligations	—	65,439,871	—	65,439,871
U.S. Government Obligations	—	82,548,210	—	82,548,210
Commercial Paper	—	40,908,933	—	40,908,933
Short-Term U.S. Government Obligations	—	10,029,841	—	10,029,841
Securities Lending Collateral	7,954,046	—	—	7,954,046
Repurchase Agreement	—	12,087,171	—	12,087,171

Total Investments	$616,467,952	$450,082,282	$—	$1,066,550,234

Other Financial Instruments
Futures Contracts (J)	$62,247	$—	$—	$62,247

Total Other Financial Instruments	$62,247	$—	$—	$62,247

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,775,236. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $105,062,250, representing 10.4% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at July 31, 2018.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2018 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.6%
International Fixed Income Fund - 2.6%
iShares JPMorgan EM Local Currency Bond ETF (A)	72,576	$ 3,299,305

Total Exchange-Traded Fund (Cost $3,319,551)		3,299,305

INVESTMENT COMPANIES - 96.9%
International Alternative Funds - 31.9%
Transamerica Global Multifactor Macro (B)	1,984,874	17,963,106
Transamerica Unconstrained Bond (B)	2,394,901	23,829,269

		41,792,375

International Equity Funds - 9.3%
Transamerica Emerging Markets Equity (B)	704,098	7,569,054
Transamerica Global Real Estate Securities (B)	333,623	4,637,362

		12,206,416

International Fixed Income Funds - 16.8%
Transamerica Emerging Markets Debt (B)	863,306	8,900,683
Transamerica Inflation Opportunities (B)	1,326,226	13,129,642

		22,030,325

U.S. Alternative Funds - 32.3%
Transamerica Event Driven (B)	1,423,345	14,873,957
Transamerica Long/Short Strategy (B)	2,168,068	13,745,550
Transamerica Managed Futures Strategy (B)	1,855,381	13,692,715

		42,312,222

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 3.7%
Transamerica Core Bond (B)	148,777	$ 1,431,235
Transamerica High Yield Bond (B)	381,555	3,483,595

		4,914,830

U.S. Mixed Allocation Fund - 2.9%
Transamerica MLP & Energy Income (B)	506,443	3,823,642

Total Investment Companies (Cost $132,087,144)		127,079,810

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.05% (C), dated 07/31/2018, to be repurchased at $825,664 on 08/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2023, and with a value of $845,726.	$ 825,640	825,640

Total Repurchase Agreement (Cost $825,640)		825,640

Total Investments (Cost $136,232,335)		131,204,755
Net Other Assets (Liabilities) - (0.1)%		(67,568)

Net Assets - 100.0%		$ 131,137,187

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(40)	09/19/2018	$(4,757,476)	$(4,776,875)	$—	$(19,399)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$3,299,305	$—	$—	$3,299,305
Investment Companies	127,079,810	—	—	127,079,810
Repurchase Agreement	—	825,640	—	825,640

Total Investments	$130,379,115	$825,640	$—	$131,204,755

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(19,399)	$—	$—	$(19,399)

Total Other Financial Instruments	$(19,399)	$—	$—	$(19,399)

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Affiliated Investment in the Class I2 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (F)	Value July 31, 2018	Shares as of July 31, 2018	Dividend Income (F)	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$220,311	$—	$(262,396)	$35,510	$6,575	$—	—	$—	$—
Transamerica Core Bond	3,276,956	45,743	(1,800,000)	(33,088)	(58,376)	1,431,235	148,777	45,742	—
Transamerica Developing Markets Equity	3,037,995	1,666,530	(4,854,284)	689,232	(539,473)	—	—	16,530	—
Transamerica Emerging Markets Debt	11,054,563	354,846	(1,950,000)	20,134	(578,860)	8,900,683	863,306	354,846	—
Transamerica Emerging Markets Equity	2,974,741	5,888,473	(900,000)	29,776	(423,936)	7,569,054	704,098	38,474	—
Transamerica Event Driven	18,292,366	274,077	(3,950,000)	151,834	105,680	14,873,957	1,423,345	274,076	—
Transamerica Global Multifactor Macro	21,852,139	837,632	(4,950,000)	(620,503)	843,838	17,963,106	1,984,874	813,829	—
Transamerica Global Real Estate Securities	5,615,281	2,340,352	(3,300,000)	743,135	(761,406)	4,637,362	333,623	140,353	—
Transamerica High Yield Bond	9,824,839	355,967	(6,400,000)	(156,412)	(140,799)	3,483,595	381,555	355,967	—
Transamerica Inflation Opportunities	16,318,435	276,279	(3,250,000)	(2,908)	(212,164)	13,129,642	1,326,226	276,279	—
Transamerica Long/Short Strategy	17,525,621	1,571,479	(4,250,000)	(838,486)	(263,064)	13,745,550	2,168,068	—	1,571,478
Transamerica Managed Futures Strategy	17,294,595	502,767	(3,400,000)	(622,284)	(82,363)	13,692,715	1,855,381	2,769	—
Transamerica MLP & Energy Income	4,327,108	1,326,975	(1,950,000)	(102,662)	222,221	3,823,642	506,443	176,975	—
Transamerica Unconstrained Bond	29,442,474	716,704	(5,680,000)	1,420	(651,329)	23,829,269	2,394,901	715,868	836

Total	$161,057,424	$16,157,824	$(46,896,680)	$(705,302)	$(2,533,456)	$127,079,810	14,090,597	$3,211,708	$1,572,314

(C)	Rate disclosed reflects the yield at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(F)	Does not reflect certain tax adjustments.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 18.0%
Access Point Funding I LLC
Series 2017-A, Class A,
3.06%, 04/15/2029 (A)	$ 5,060,835	$ 5,029,242
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 3.53% (B), 07/18/2027 (A)	8,000,000	7,912,928
BlueMountain CLO, Ltd.
Series 2014-3A, Class A2R,
3-Month LIBOR + 1.60%, 3.94% (B), 10/15/2026 (A)	14,000,000	14,031,080
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	3,525,065	3,465,320
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	8,221,928	8,069,030
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	7,695,064	7,489,363
CIFC Funding, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 3.59% (B), 04/15/2027 (A)	16,270,000	16,149,179
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A,
1-Month LIBOR + 0.76%, 2.82% (B), 12/25/2033	936,811	933,256
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.15%, 2.21% (B), 03/25/2047	8,875,485	8,667,527
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	2,480,834	2,479,133
Series 2014-1, Class B,
2.98%, 05/20/2027 (A)	850,259	846,679
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	10,106,061	9,838,508
Foursight Capital Automobile Receivables Trust
Series 2014-1, Class A,
2.11%, 03/23/2020 (A)	123,510	123,373
Golub Capital Partners CLO, Ltd.
Series 2017-34A, Class A1,
3-Month LIBOR + 1.85%, 4.20% (B), 03/08/2029 (A)	9,000,000	9,027,279
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 4.05% (B), 10/22/2025 (A)	10,000,000	10,001,060
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 3.90% (B), 04/20/2027 (A)	8,000,000	7,968,192
Hertz Vehicle Financing II, LP
Series 2016-1A, Class B,
3.72%, 03/25/2020 (A)	15,000,000	15,035,659
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	1,232,814	1,224,572
Series 2014-AA, Class B,
2.07% (B), 11/25/2026 (A)	4,003,028	3,934,237

	Principal	Value
ASSET-BACKED SECURITIES (continued)
ICG US CLO, Ltd.
Series 2016-1A, Class A2R,
3-Month LIBOR + 1.70%, 4.04% (B), 07/29/2028 (A)	$ 6,000,000	$ 6,000,000
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 3.69% (B), 07/15/2026 (A)	12,000,000	11,941,908
KVK CLO, Ltd.
Series 2014-1A, Class BR,
3-Month LIBOR + 1.80%, 4.14% (B), 05/15/2026 (A)	9,135,000	9,135,237
Marathon CLO VII, Ltd.
Series 2014-7A, Class A1R,
3-Month LIBOR + 1.32%, 3.66% (B), 10/28/2025 (A)	10,000,000	10,000,330
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A,
2.51%, 05/20/2030 (A)	2,832,535	2,814,026
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 3.79% (B), 10/15/2026 (A)	10,000,000	9,989,860
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	3,179,032	3,093,986
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	3,306,643	3,239,173
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	15,100,000	14,979,004
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	6,890,934	6,844,565
New Residential Mortgage Trust
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	6,376,629	6,409,132
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	10,000,000	9,736,137
OCP CLO, Ltd.
Series 2014-7A, Class A2AR,
3-Month LIBOR + 1.40%, 3.75% (B), 10/20/2026 (A)	8,500,000	8,496,022
Ocwen Master Advance Receivables Trust
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (A)	14,425,000	14,419,459
Orange Lake Timeshare Trust
Series 2012-AA, Class A,
3.45%, 03/10/2027 (A)	523,955	524,004
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	3,801,365	3,729,249
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	5,867,447	5,768,169
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	11,555,438	11,267,060
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	7,800,391	7,745,104

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	$ 1,068,686	$ 1,067,035
Series 2014-1A, Class B,
2.42%, 03/20/2030 (A)	1,068,686	1,066,580
Series 2014-2A, Class B,
2.40%, 06/20/2031 (A)	2,013,162	2,007,972
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	2,294,995	2,284,529
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	777,165	771,076
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	949,868	945,269
Series 2018-2A, Class B,
3.65%, 06/20/2035 (A)	7,230,000	7,222,925
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	1,384,636	1,384,219
SLM Student Loan Trust
Series 2006-1, Class B,
3-Month LIBOR + 0.20%, 2.54% (B), 01/25/2027	9,160,000	8,691,067
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	4,702,583	4,694,023
Spirit Master Funding LLC
Series 2014-2A, Class A,
5.76%, 03/20/2041 (A)	6,400,724	6,560,604
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	8,174,776	8,129,205
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (A)	18,000,000	18,059,058
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	3,733,374	3,719,686
TICP CLO I, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 3.65% (B), 07/20/2027 (A)	10,000,000	9,985,520
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 3.71% (B), 04/20/2028 (A)	10,000,000	9,950,560
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	2,492,856	2,471,926
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	8,632,195	8,510,688
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	8,477,677	8,270,745
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	11,312,527	11,010,490
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	16,508,966	16,174,043
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	7,350,555	7,205,513
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	12,994,893	12,677,199
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	12,510,975	12,175,144

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	$ 13,468,498	$ 13,112,547
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	13,078,377	12,833,040
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	5,891,643	5,818,600
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	9,830,909	9,814,528
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2,
2.47%, 12/15/2020 (A)	10,000,000	9,789,240
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	11,766,386	11,386,576
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	3,794,827	3,761,455
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	4,591,514	4,502,205
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	7,338,190	7,187,381
Wellfleet CLO, Ltd.
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 3.85% (B), 04/20/2028 (A)	15,000,000	14,925,690
Westgate Resorts LLC
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	1,152,747	1,147,782

Total Asset-Backed Securities (Cost $542,231,760)		537,672,162

CORPORATE DEBT SECURITIES - 60.6%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.
2.50%, 11/23/2020	7,102,000	7,010,116

Airlines - 1.1%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	286,368	293,041
8.06%, 01/02/2022	6,170,524	6,540,755
Delta Air Lines, Inc.
3.40%, 04/19/2021	4,995,000	4,965,107
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	530,764	548,013
Southwest Airlines Co.
2.65%, 11/05/2020	9,964,000	9,841,206
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (A)	9,423,066	9,583,258

		31,771,380

Banks - 16.3%
Banco Santander SA
3-Month LIBOR + 1.09%, 3.42% (B), 02/23/2023	10,000,000	10,019,579
3.85%, 04/12/2023	9,000,000	8,903,779
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	7,542,000	7,319,837
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	10,959,000	10,754,005
Fixed until 05/17/2021, 3.50% (B), 05/17/2022, MTN	15,000,000	14,986,532
3-Month LIBOR + 1.42%, 3.76% (B), 04/19/2021, MTN (C)	3,700,000	3,804,125

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
3-Month LIBOR + 1.38%, 3.71% (B), 05/16/2024	$ 10,000,000	$ 9,959,300
BNP Paribas SA
5.00%, 01/15/2021	17,935,000	18,621,257
CIT Group, Inc.
4.13%, 03/09/2021	600,000	599,250
Citigroup, Inc.
2.90%, 12/08/2021	4,757,000	4,651,571
3-Month LIBOR + 0.69%, 3.03% (B), 10/27/2022	3,000,000	2,997,423
Fixed until 01/24/2022, 3.14% (B), 01/24/2023	13,000,000	12,743,469
3-Month LIBOR + 1.07%, 3.39% (B), 12/08/2021	5,000,000	5,078,796
Citizens Bank NA
2.25%, 10/30/2020	6,000,000	5,843,602
3-Month LIBOR + 0.95%, 3.28% (B), 03/29/2023	10,000,000	9,978,424
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	9,158,479
Compass Bank
2.88%, 06/29/2022	8,476,000	8,165,460
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (B), 06/30/2019 (A) (D)	9,781,000	10,446,108
Danske Bank A/S
2.00%, 09/08/2021 (A)	8,000,000	7,617,270
3-Month LIBOR + 1.06%, 3.39% (B), 09/12/2023 (A)	14,743,000	14,752,203
Discover Bank
3.10%, 06/04/2020	4,701,000	4,680,066
7.00%, 04/15/2020	16,576,000	17,413,328
DnB Bank ASA
3-Month LIBOR + 0.37%, 2.71% (B), 10/02/2020 (A)	5,000,000	5,009,707
Fifth Third Bank
3.35%, 07/26/2021	14,960,000	14,950,479
First Horizon National Corp.
3.50%, 12/15/2020	8,160,000	8,149,974
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	13,396,000	14,079,011
7.25%, 12/15/2021 (C)	6,340,000	7,025,204
First Tennessee Bank NA
2.95%, 12/01/2019	23,381,000	23,271,223
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 3.33% (B), 05/18/2024	20,378,000	20,402,066
Huntington Bancshares, Inc.
2.30%, 01/14/2022	13,724,000	13,142,356
ING Bank NV
5.80%, 09/25/2023 (A)	12,067,000	12,866,538
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	4,864,000	4,522,707
JPMorgan Chase & Co.
4.25%, 10/15/2020	6,865,000	7,006,762
6.30%, 04/23/2019	5,000,000	5,130,502
JPMorgan Chase Bank NA
3-Month LIBOR + 0.29%, 2.63% (B), 02/01/2021	10,000,000	10,015,085
National City Corp.
6.88%, 05/15/2019	3,000,000	3,094,614

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Nordea Bank AB
4.25%, 09/21/2022 (A)	$ 5,179,000	$ 5,246,609
PNC Bank NA
3.80%, 07/25/2023	12,247,000	12,268,276
Regions Financial Corp.
2.75%, 08/14/2022	35,622,000	34,323,995
Royal Bank of Scotland Group PLC
3-Month LIBOR + 1.55%, 3.89% (B), 06/25/2024	9,014,000	9,089,537
6.40%, 10/21/2019	22,305,000	23,071,167
Santander Holdings USA, Inc.
3.40%, 01/18/2023	9,964,000	9,650,567
Svenska Handelsbanken AB
3-Month LIBOR + 1.15%, 3.49% (B), 03/30/2021, MTN	6,885,000	7,018,288
US Bank NA
2.13%, 10/28/2019	21,212,000	21,014,325
Wells Fargo Bank NA
2.60%, 01/15/2021	19,494,000	19,156,211

		487,999,066

Beverages - 1.1%
Constellation Brands, Inc.
3.75%, 05/01/2021 (C)	12,965,000	13,051,628
Diageo Capital PLC
3.50%, 09/18/2023	9,800,000	9,826,979
Pernod Ricard SA
5.75%, 04/07/2021 (A)	9,466,000	9,986,798

		32,865,405

Biotechnology - 0.5%
AbbVie, Inc.
2.50%, 05/14/2020	6,351,000	6,278,600
Amgen, Inc.
4.50%, 03/15/2020	3,695,000	3,779,210
Biogen, Inc.
2.90%, 09/15/2020	4,981,000	4,958,313

		15,016,123

Capital Markets - 6.7%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	18,320,000	19,030,428
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	10,000,000	9,399,476
Charles Schwab Corp.
2.65%, 01/25/2023	9,964,000	9,662,005
3.25%, 05/21/2021	11,956,000	11,974,414
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 3.57% (B), 06/12/2024 (A)	19,750,000	19,884,851
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	10,000,000	9,914,298
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.55% (B), 02/27/2023 (C)	11,005,000	10,599,732
3-Month LIBOR + 1.31%, 3.64% (B), 08/20/2020	10,275,000	10,253,801
Goldman Sachs Group, Inc.
3.20%, 06/05/2020 (C)	12,793,000	12,817,075
7.50%, 02/15/2019, MTN	17,297,000	17,743,368
Lazard Group LLC
4.25%, 11/14/2020	10,890,000	11,078,225

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
3-Month LIBOR + 1.14%, 3.48% (B), 01/27/2020	$ 7,937,000	$ 8,035,468
3-Month LIBOR + 1.40%, 3.75% (B), 04/21/2021, MTN	4,982,000	5,101,440
5.75%, 01/25/2021	8,748,000	9,223,339
State Street Corp.
2.55%, 08/18/2020	6,005,000	5,950,705
UBS AG
2.20%, 06/08/2020 (A)	22,025,000	21,581,350
UBS Group Funding Switzerland AG
3-Month LIBOR + 1.44%, 3.78% (B), 09/24/2020 (A) (C)	8,831,000	9,017,280

		201,267,255

Chemicals - 1.4%
Dow Chemical Co.
8.55%, 05/15/2019	24,461,000	25,517,690
E.I. du Pont de Nemours & Co.
2.20%, 05/01/2020	6,000,000	5,912,816
Syngenta Finance NV
3.93%, 04/23/2021 (A)	9,575,000	9,563,312

		40,993,818

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A)	5,000,000	4,871,808

Construction Materials - 0.2%
Martin Marietta Materials, Inc.
3-Month LIBOR + 0.65%, 2.98% (B), 05/22/2020	5,975,000	6,000,051

Consumer Finance - 2.5%
Ally Financial, Inc.
3.50%, 01/27/2019	12,000,000	12,018,000
8.00%, 03/15/2020	5,717,000	6,088,605
American Express Co.
3.38%, 05/17/2021	17,933,000	17,957,671
Capital One Financial Corp.
2.40%, 10/30/2020	9,963,000	9,725,436
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	8,000,000	7,914,080
General Motors Financial Co., Inc.
3.55%, 04/09/2021	9,963,000	9,945,465
3-Month LIBOR + 1.56%, 3.90% (B), 01/15/2020 (C)	3,150,000	3,196,454
Springleaf Finance Corp.
8.25%, 12/15/2020	6,825,000	7,388,063

		74,233,774

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	3,035,000	2,981,888
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	1,938,215	1,941,704

		4,923,592

Diversified Consumer Services - 0.1%
Princeton University
4.95%, 03/01/2019	1,902,000	1,927,838

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 3.1%
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	$ 18,266,000	$ 19,571,743
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023 (A)	12,251,000	12,177,695
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	5,800,000	5,679,571
Jefferies Group LLC
8.50%, 07/15/2019	7,475,000	7,860,266
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	13,587,000	13,847,934
OMX Timber Finance Investments I LLC
5.42%, 01/29/2020 (A)	20,014,000	20,509,248
Protective Life Global Funding
2.70%, 11/25/2020 (A)	15,000,000	14,793,321

		94,439,778

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3.20%, 03/01/2022	9,960,000	9,813,330
Sprint Capital Corp.
6.90%, 05/01/2019	9,000,000	9,184,500
Verizon Communications, Inc.
3-Month LIBOR + 0.55%, 2.88% (B), 05/22/2020	9,000,000	9,060,946
2.95%, 03/15/2022	4,736,000	4,649,287

		32,708,063

Electric Utilities - 3.1%
Appalachian Power Co.
4.60%, 03/30/2021	4,528,000	4,660,267
Duke Energy Corp.
3.05%, 08/15/2022	18,483,000	18,159,918
Entergy Corp.
4.00%, 07/15/2022	7,365,000	7,485,049
Entergy Texas, Inc.
7.13%, 02/01/2019	22,351,000	22,800,526
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	5,190,000	5,160,084
6.80%, 09/01/2018	8,000,000	8,025,360
Southern California Edison Co.
1.85%, 02/01/2022	15,142,857	14,742,317
Southern Co.
2.35%, 07/01/2021	11,954,000	11,625,736

		92,659,257

Energy Equipment & Services - 0.7%
Schlumberger Holdings Corp.
2.35%, 12/21/2018 (A)	20,000,000	19,984,843

Equity Real Estate Investment Trusts - 2.5%
American Tower Corp.
3.00%, 06/15/2023	9,963,000	9,561,973
Government Properties Income Trust
3.75%, 08/15/2019	24,795,000	24,821,571
HCP, Inc.
3.15%, 08/01/2022	14,125,000	13,744,376
iStar, Inc.
5.00%, 07/01/2019	4,647,000	4,653,971

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	$ 8,972,000	$ 8,968,776
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	12,570,000	12,516,003

		74,266,670

Food & Staples Retailing - 1.1%
Kroger Co.
2.80%, 08/01/2022	10,433,000	10,102,069
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,373,274
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	13,344,000	13,307,506

		32,782,849

Food Products - 1.4%
General Mills, Inc.
3-Month LIBOR + 1.01%, 3.35% (B), 10/17/2023	15,084,000	15,262,033
Kraft Heinz Foods Co.
3-Month LIBOR + 0.57%, 2.92% (B), 02/10/2021	14,866,000	14,888,299
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (A)	11,000,000	10,488,194

		40,638,526

Gas Utilities - 1.3%
DTE Gas Co.
5.00%, 10/01/2019	28,400,000	28,982,227
South Jersey Industries, Inc. Class B,
0.10%, 06/27/2019 (E)	10,000,000	10,000,000

		38,982,227

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories
2.90%, 11/30/2021	13,000,000	12,822,990
Becton Dickinson and Co.
3-Month LIBOR + 1.03%, 3.34% (B), 06/06/2022	8,124,000	8,179,178
Stryker Corp.
4.38%, 01/15/2020	4,221,000	4,297,966
Zimmer Biomet Holdings, Inc.
3-Month LIBOR + 0.75%, 3.08% (B), 03/19/2021	9,964,000	9,977,066

		35,277,200

Health Care Providers & Services - 1.3%
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	14,482,289
3.35%, 03/09/2021	7,432,000	7,423,641
4.75%, 12/01/2022	2,000,000	2,074,484
Express Scripts Holding Co.
3.90%, 02/15/2022	9,465,000	9,482,711
HCA, Inc.
6.50%, 02/15/2020	6,200,000	6,452,960

		39,916,085

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.4%
Beazer Homes USA, Inc.
8.75%, 03/15/2022 (C)	$ 7,100,000	$ 7,540,555
DR Horton, Inc.
2.55%, 12/01/2020	4,029,000	3,943,520

		11,484,075

Independent Power & Renewable Electricity Producers - 0.3%
Exelon Generation Co. LLC
4.00%, 10/01/2020	9,554,000	9,652,144

Industrial Conglomerates - 0.2%
General Electric Co.
3-Month LIBOR + 0.80%, 3.14% (B), 04/15/2020, MTN
	5,100,000	5,138,041

Insurance - 0.7%
Athene Global Funding
3.00%, 07/01/2022 (A)	14,168,000	13,714,911
CNA Financial Corp.
5.88%, 08/15/2020	6,145,000	6,440,810

		20,155,721

IT Services - 0.5%
DXC Technology Co.
2.88%, 03/27/2020	8,090,000	8,013,249
First Data Corp.
7.00%, 12/01/2023 (A)	7,596,000	7,947,315

		15,960,564

Leisure Products - 0.2%
Mattel, Inc.
4.35%, 10/01/2020 (C)	7,005,000	6,934,950

Machinery - 0.1%
CNH Industrial Capital LLC
3.38%, 07/15/2019	2,794,000	2,800,985

Media - 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	7,500,000	7,575,000
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	17,240,000	17,256,121
CSC Holdings LLC
6.75%, 11/15/2021	8,655,000	9,022,838
Sky PLC
9.50%, 11/15/2018 (A)	14,244,000	14,513,153

		48,367,112

Metals & Mining - 0.4%
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A)	6,430,000	6,494,300
Glencore Funding LLC
3.00%, 10/27/2022 (A)	6,974,000	6,640,266

		13,134,566

Multi-Utilities - 1.7%
Consumers Energy Co.
6.70%, 09/15/2019	10,000,000	10,397,522
Dominion Energy, Inc.
2.58%, 07/01/2020	4,498,000	4,432,787

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Dominion Energy, Inc. (continued)
2.96% (F), 07/01/2019	$ 5,274,000	$ 5,276,953
5.20%, 08/15/2019	21,733,000	22,246,365
NiSource, Inc.
3.85%, 02/15/2023	7,266,000	7,313,588

		49,667,215

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.
8.70%, 03/15/2019	2,857,000	2,956,821
BP Capital Markets PLC
2.32%, 02/13/2020	7,971,000	7,890,412
El Paso Natural Gas Co. LLC
8.63%, 01/15/2022	8,935,000	10,243,978
Energy Transfer Partners, LP
4.15%, 10/01/2020	8,000,000	8,086,898
4.20%, 09/15/2023	4,980,000	4,986,954
MPLX, LP
3.38%, 03/15/2023	9,479,000	9,283,126
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	14,900,000	15,884,435
YPF SA
8.50%, 03/23/2021 (A)	1,743,000	1,805,748

		61,138,372

Pharmaceuticals - 1.3%
Bayer US Finance II LLC
3.50%, 06/25/2021 (A)	7,700,000	7,716,932
Bayer US Finance LLC
3.00%, 10/08/2021 (A)	16,226,000	16,010,012
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	7,400,000	7,293,616
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	9,963,000	9,602,737

		40,623,297

Road & Rail - 0.3%
Canadian Pacific Railway Co.
9.45%, 08/01/2021	7,000,000	8,131,023

Software - 0.4%
CDK Global, Inc.
3.80%, 10/15/2019	11,925,000	11,939,906

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	15,476,000	15,567,773
Xerox Corp.
2.75%, 09/01/2020	5,626,000	5,504,111

		21,071,884

Tobacco - 1.1%
Altria Group, Inc.
9.70%, 11/10/2018	12,724,000	12,962,797
BAT Capital Corp.
2.30%, 08/14/2020 (A)	8,717,000	8,550,037
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	11,299,000	11,810,127

		33,322,961

Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
8.25%, 12/15/2020	21,682,000	23,826,938

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.6%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	$ 3,597,000	$ 3,658,149
Vodafone Group PLC
3-Month LIBOR + 0.99%, 3.33% (B), 01/16/2024	14,944,000	15,023,143

		18,681,292

Total Corporate Debt Securities (Cost $1,828,771,098)		1,812,566,770

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Lebanon - 0.3%
Lebanon Government International Bond
5.15%, 11/12/2018, MTN (G)	10,100,000	10,069,256

Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,175,000	2,183,047

Total Foreign Government Obligations (Cost $12,260,989)		12,252,303

LOAN ASSIGNMENT - 0.4%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.59% (B), 11/14/2022	11,355,957	11,372,184

Total Loan Assignment (Cost $11,317,266)		11,372,184

MORTGAGE-BACKED SECURITIES - 19.9%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	10,900,000	10,515,562
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 3.32% (B), 09/15/2034 (A)	15,640,000	15,722,732
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,
4.08%, 03/13/2031 (A)	600,159	600,076
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	11,888,235	11,895,585
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 3.47% (B), 04/15/2035 (A)	17,440,000	17,431,224
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.17% (B), 04/15/2035 (A)	10,520,000	10,558,080
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B,
1-Month LIBOR + 2.20%, 4.27% (B), 12/15/2031 (A)	10,000,000	10,021,450

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.27% (B), 08/15/2036 (A)	$ 14,890,000	$ 14,899,257
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 3.77% (B), 08/15/2036 (A)	15,000,000	14,981,225
Series 2017-GLKS, Class D,
1-Month LIBOR + 1.75%, 3.82% (B), 11/15/2034 (A)	10,000,000	9,984,345
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.19% (B), 03/15/2037 (A)	16,120,000	16,119,913
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.51% (B), 03/15/2037 (A)	15,000,000	15,042,118
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.99% (B), 08/26/2035 (A)	712,997	712,153
Series 2010-RR1, Class 12A1,
5.25% (B), 08/26/2036 (A)	487,732	488,998
Series 2010-RR7, Class 5A6,
5.50% (B), 10/26/2036 (A)	20,054	19,996
BHMS
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 3.97% (B), 07/15/2035 (A)	14,900,000	14,899,993
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.47% (B), 07/15/2034 (A)	16,278,720	16,299,004
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.47% (B), 07/15/2034 (A)	14,775,460	14,793,870
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 3.29% (B), 05/15/2035 (A)	5,480,000	5,483,400
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 3.84% (B), 05/15/2035 (A)	4,250,000	4,261,939
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 4.07% (B), 11/15/2034 (A)	11,825,000	11,792,549
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (A)	15,000,000	15,005,746
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	4,319,000	4,336,198
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,619,000	3,673,992
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 3.82% (B), 07/15/2030 (A)	10,000,000	9,992,651
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 4.32% (B), 11/15/2036 (A)	17,400,000	17,476,586
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class B,
1-Month LIBOR + 1.10%, 3.17% (B), 07/15/2029 (A)	5,000,000	4,996,282
Series 2017-1500, Class C,
1-Month LIBOR + 1.25%, 3.32% (B), 07/15/2032 (A)	3,500,000	3,496,111

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	$ 4,854,241	$ 4,897,542
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	10,365,871	10,169,693
CLNS Trust
Series 2017-IKPR, Class C,
1-Month LIBOR + 1.10%, 3.18% (B), 06/11/2032 (A)	14,800,000	14,804,573
COMM Mortgage Trust
Series 2014-PAT, Class D,
1-Month LIBOR + 2.15%, 4.25% (B), 08/13/2027 (A)	15,000,000	14,999,981
Series 2014-PAT, Class E,
1-Month LIBOR + 3.15%, 5.25% (B), 08/13/2027 (A)	5,000,000	5,039,327
Series 2014-TWC, Class C,
1-Month LIBOR + 1.85%, 3.95% (B), 02/13/2032 (A)	10,000,000	10,022,663
CSMC Trust
Series 2017-HD. Class C,
1-Month LIBOR + 1.70%, 3.77% (B), 02/15/2031 (A)	4,500,000	4,499,999
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 2.92% (B), 06/15/2034 (A)	12,500,000	12,499,980
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 3.07% (B), 06/15/2034 (A)	2,500,000	2,499,996
GPT Mortgage Trust
Series 2018-GPP, Class C,
1-Month LIBOR + 1.40%, 3.40% (B), 06/15/2035 (A)	10,000,000	10,012,297
Series 2018-GPP, Class D,
1-Month LIBOR + 1.85%, 3.85% (B), 06/15/2035 (A)	10,000,000	10,015,763
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	6,649,867	6,479,119
Hilton Orlando Trust
Series 2018-ORL, Class C,
1-Month LIBOR + 1.30%, 3.37% (B), 12/15/2034 (A)	10,000,000	10,006,141
Hospitality Mortgage Trust
Series 2017-HIT, Class C,
1-Month LIBOR + 1.35%, 3.45% (B), 05/08/2030 (A)	7,900,000	7,890,054
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	10,000,000	9,603,085
JPMorgan Resecuritization Trust
Series 2010-5, Class 2A2,
4.24% (B), 07/26/2035 (A)	596,838	598,261
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2005-1A, Class A,
1-Month LIBOR + 0.25%, 2.31% (B), 02/25/2030 (A)	2,486,854	2,441,780

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	$ 14,469,805	$ 14,172,493
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	16,920,161	16,548,387
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 4.27% (B), 11/15/2034 (A)	10,800,000	10,827,167
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.50% (B), 07/15/2035 (A) (H)	10,850,000	10,850,000
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	5,529,540	5,142,472
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.47% (B), 08/15/2034 (A)	19,403,493	19,427,667
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	2,916,561	2,919,687
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	3,605,740	3,607,794
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	5,829,562	5,825,796
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	10,703,103	10,762,617
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	7,408,055	7,455,394
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 3.56% (B), 06/25/2057 (A)	9,374,643	9,602,254
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	10,677,121	10,863,586
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 2.27% (B), 12/20/2036 (A)	7,919,463	7,749,710
RETL Trust
Series 2018-RVP, Class B,
1-Month LIBOR + 1.75%, 3.82% (B), 03/15/2033 (A)	9,137,814	9,189,161
Stonemont Portfolio Trust
Series 2017-MONT, Class C,
1-Month LIBOR + 1.25%, 3.34% (B), 08/20/2030 (A)	14,900,000	14,909,225
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 3.45% (B), 11/11/2034 (A)	12,983,728	13,016,121
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ,
5.48% (B), 08/15/2039	314,243	315,118

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
TRU Trust
Series 2016-TOYS, Class A,
1-Month LIBOR + 2.25%, 4.32% (B), 11/15/2030 (A)	$ 9,090,076	$ 8,998,796
VSD LLC
3.60%, 12/25/2043 (A)	2,463,947	2,462,301

Total Mortgage-Backed Securities (Cost $599,148,869)		596,627,035

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (I)
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 3.52% (B), 08/01/2037	341,283	359,260

Total U.S. Government Agency Obligation (Cost $346,069)		359,260

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (J)	15,293,788	15,293,788

Total Securities Lending Collateral (Cost $15,293,788)		15,293,788

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.05% (J), dated 07/31/2018, to be repurchased at $16,842,234 on 08/01/2018. Collateralized by a U.S. Government Obligation, 2.50%, due 05/15/2024, and with a value of $17,179,767.	$ 16,841,743	16,841,743

Total Repurchase Agreement (Cost $16,841,743)		16,841,743

Total Investments (Cost $3,026,211,582)		3,002,985,245
Net Other Assets (Liabilities) - (0.4)%		(10,643,280)

Net Assets - 100.0%		$ 2,992,341,965

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$537,672,162	$—	$537,672,162
Corporate Debt Securities	—	1,812,566,770	—	1,812,566,770
Foreign Government Obligations	—	12,252,303	—	12,252,303
Loan Assignment	—	11,372,184	—	11,372,184
Mortgage-Backed Securities	—	596,627,035	—	596,627,035
U.S. Government Agency Obligation	—	359,260	—	359,260
Securities Lending Collateral	15,293,788	—	—	15,293,788
Repurchase Agreement	—	16,841,743	—	16,841,743

Total Investments	$15,293,788	$2,987,691,457	$—	$3,002,985,245

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $1,472,057,312, representing 49.2% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,977,868. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Illiquid security. At July 31, 2018, the value of such securities amounted to $10,000,000 or 0.3% of the Fund’s net assets.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2018; the maturity date disclosed is the ultimate maturity date.
(G)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the value of the Regulation S security is $10,069,256, representing 0.3% of the Fund’s net assets.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Rates disclosed reflect the yields at July 31, 2018.
(K)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.3%
Engility Holdings, Inc. (A)	21,280	$ 736,288

Air Freight & Logistics - 0.4%
Echo Global Logistics, Inc. (A)	25,930	893,289

Auto Components - 0.3%
Modine Manufacturing Co. (A)	41,435	723,041

Banks - 9.4%
1st Source Corp.	11,170	631,775
Bancorp, Inc. (A)	64,250	623,868
Bank of Marin Bancorp	7,310	649,493
Bank of NT Butterfield & Son, Ltd.	15,645	773,802
Bank OZK	15,200	621,680
BankUnited, Inc.	17,935	696,954
Cadence BanCorp	25,980	707,435
Cathay General Bancorp	18,490	768,999
Central Pacific Financial Corp.	25,675	707,603
Community Trust Bancorp, Inc.	12,120	591,759
Customers Bancorp, Inc. (A)	25,480	648,976
Eagle Bancorp, Inc. (A)	12,470	674,003
FCB Financial Holdings, Inc., Class A (A)	12,505	637,755
Financial Institutions, Inc.	18,500	586,450
First Financial Corp.	12,725	654,065
First Internet Bancorp	21,450	682,110
First Mid-Illinois Bancshares, Inc.	15,130	609,890
First of Long Island Corp.	24,705	538,569
Franklin Financial Network, Inc. (A)	16,290	637,754
Great Southern Bancorp, Inc.	10,390	613,530
Green Bancorp, Inc.	33,465	813,199
Hanmi Financial Corp.	25,020	626,751
Hilltop Holdings, Inc.	32,105	667,784
Hope Bancorp, Inc.	41,495	696,286
Independent Bank Corp.	25,695	629,528
Independent Bank Group, Inc.	10,810	725,351
Peapack Gladstone Financial Corp.	21,745	714,976
Peoples Bancorp, Inc.	16,500	597,630
Preferred Bank	11,780	733,187
Prosperity Bancshares, Inc.	10,765	755,165
QCR Holdings, Inc.	12,965	563,329
RBB Bancorp	18,835	568,252
TCF Financial Corp.	30,025	753,928
TriCo Bancshares	19,410	753,496

		22,655,332

Biotechnology - 2.3%
Acorda Therapeutics, Inc. (A)	24,745	617,388
AMAG Pharmaceuticals, Inc. (A) (B)	32,695	720,925
Concert Pharmaceuticals, Inc. (A)	38,100	609,219
Emergent BioSolutions, Inc. (A)	13,950	758,182
Myriad Genetics, Inc. (A)	17,330	758,187
PDL BioPharma, Inc. (A)	253,850	637,164
United Therapeutics Corp. (A)	5,960	732,544
XOMA Corp. (A) (B)	31,315	766,278

		5,599,887

Building Products - 0.6%
Caesarstone, Ltd. (B)	41,100	647,325
Quanex Building Products Corp.	41,205	729,329

		1,376,654

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc., Class A	23,875	$ 822,494
Cowen, Inc. (A)	52,555	825,113
Legg Mason, Inc.	18,890	644,716
Waddell & Reed Financial, Inc., Class A	37,610	778,903

		3,071,226

Chemicals - 1.3%
Kraton Corp. (A)	15,665	753,330
Methanex Corp.	10,585	731,423
Stepan Co.	9,145	800,919
Trinseo SA	10,440	779,868

		3,065,540

Commercial Services & Supplies - 2.7%
ACCO Brands Corp.	52,235	668,608
Brady Corp., Class A	20,320	777,240
Ennis, Inc.	29,315	637,601
Herman Miller, Inc.	19,140	724,449
Interface, Inc.	31,465	704,816
Quad/Graphics, Inc.	36,470	749,823
R.R. Donnelley & Sons Co.	114,991	678,447
SP Plus Corp. (A)	20,340	793,260
Steelcase, Inc., Class A	52,225	718,094

		6,452,338

Communications Equipment - 1.4%
ARRIS International PLC (A)	27,885	704,375
Ciena Corp. (A)	27,375	695,325
Comtech Telecommunications Corp.	21,410	719,376
NETGEAR, Inc. (A)	9,495	625,246
Plantronics, Inc.	9,530	654,330

		3,398,652

Construction & Engineering - 2.1%
AECOM (A)	21,600	724,896
Aegion Corp. (A)	28,600	708,708
EMCOR Group, Inc.	9,855	758,342
Granite Construction, Inc.	13,480	727,246
KBR, Inc.	39,500	789,210
Primoris Services Corp.	26,255	709,148
Tutor Perini Corp. (A)	34,090	630,665

		5,048,215

Consumer Finance - 0.6%
Navient Corp.	53,465	706,272
Nelnet, Inc., Class A	12,115	712,120

		1,418,392

Containers & Packaging - 0.9%
Greif, Inc., Class A	13,320	725,274
Myers Industries, Inc.	38,670	833,338
Owens-Illinois, Inc. (A)	37,310	696,951

		2,255,563

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (A)	14,055	766,700
American Public Education, Inc. (A)	16,560	730,296
K12, Inc. (A)	42,232	690,916

		2,187,912

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	13,600	$ 706,520
Vonage Holdings Corp. (A)	55,060	705,319

		1,411,839

Electric Utilities - 0.9%
ALLETE, Inc.	9,515	737,698
Hawaiian Electric Industries, Inc.	21,295	748,945
Portland General Electric Co.	17,135	777,244

		2,263,887

Electrical Equipment - 0.3%
Regal Beloit Corp.	8,975	771,401

Electronic Equipment, Instruments & Components - 5.6%
Anixter International, Inc. (A)	11,360	828,144
Avnet, Inc.	16,785	736,022
Belden, Inc.	11,490	743,977
Benchmark Electronics, Inc.	25,030	605,726
Celestica, Inc. (A)	59,815	706,415
CTS Corp.	19,755	689,450
Daktronics, Inc.	62,970	540,912
Electro Scientific Industries, Inc. (A) (B)	38,155	687,935
ePlus, Inc. (A)	7,460	735,929
Fabrinet (A)	18,485	723,133
Hollysys Automation Technologies, Ltd.	30,440	706,208
Insight Enterprises, Inc. (A)	14,940	751,034
Jabil, Inc.	26,080	734,674
Plexus Corp. (A)	11,855	704,424
Rogers Corp. (A)	6,010	700,586
Sanmina Corp. (A)	23,995	698,254
Tech Data Corp. (A)	8,600	717,326
TTM Technologies, Inc. (A)	40,619	705,146
Vishay Intertechnology, Inc.	28,655	716,375

		13,431,670

Energy Equipment & Services - 3.0%
Helix Energy Solutions Group, Inc. (A)	85,005	850,900
ION Geophysical Corp. (A)	29,570	756,992
Matrix Service Co. (A)	37,030	738,749
McDermott International, Inc. (A)	38,310	689,963
Noble Corp. PLC (A)	118,620	692,741
Precision Drilling Corp. (A)	202,980	736,817
Rowan Cos. PLC, Class A (A)	47,940	694,171
SEACOR Holdings, Inc. (A)	13,745	725,324
Unit Corp. (A)	27,646	688,385
US Silica Holdings, Inc.	28,185	759,868

		7,333,910

Equity Real Estate Investment Trusts - 5.8%
Apple Hospitality REIT, Inc.	42,215	759,448
Braemar Hotels & Resorts, Inc.	62,360	712,775
Brixmor Property Group, Inc.	42,565	752,975
CBL & Associates Properties, Inc. (B)	135,955	740,955
Chatham Lodging Trust	34,160	735,806
CoreCivic, Inc.	30,165	773,430
Franklin Street Properties Corp.	84,120	741,097
Government Properties Income Trust	47,725	719,216
Hersha Hospitality Trust	33,405	721,214
Hospitality Properties Trust	25,735	727,528
Kite Realty Group Trust	44,155	744,895
MedEquities Realty Trust, Inc.	55,425	620,760
Medical Properties Trust, Inc.	52,275	753,283
Ramco-Gershenson Properties Trust	58,005	762,766
Retail Properties of America, Inc., Class A	59,235	743,399

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Sabra Health Care REIT, Inc.	32,985	$ 712,806
Select Income REIT	33,035	688,780
Spirit Realty Capital, Inc.	90,530	757,736
Xenia Hotels & Resorts, Inc.	30,375	740,846

		13,909,715

Food & Staples Retailing - 0.4%
Natural Grocers by Vitamin Cottage, Inc. (A)	39,340	522,042
United Natural Foods, Inc. (A)	16,480	530,656

		1,052,698

Food Products - 1.5%
Cal-Maine Foods, Inc. (A)	15,885	714,825
Dean Foods Co.	69,345	680,968
Flowers Foods, Inc.	33,325	679,830
Sanderson Farms, Inc. (B)	7,350	741,101
TreeHouse Foods, Inc. (A)	14,160	672,458

		3,489,182

Gas Utilities - 0.3%
National Fuel Gas Co.	13,460	722,802

Health Care Equipment & Supplies - 3.1%
Accuray, Inc. (A)	189,435	729,325
AngioDynamics, Inc. (A)	36,205	765,374
Haemonetics Corp. (A)	7,665	748,411
Hill-Rom Holdings, Inc.	7,830	737,586
Integer Holdings Corp. (A)	10,085	720,573
Masimo Corp. (A)	7,325	728,251
Meridian Bioscience, Inc.	46,455	733,989
Natus Medical, Inc. (A)	22,240	811,760
OraSure Technologies, Inc. (A)	41,760	701,150
Orthofix International NV (A)	12,925	781,833

		7,458,252

Health Care Providers & Services - 6.7%
Addus HomeCare Corp. (A)	12,115	801,407
Amedisys, Inc. (A)	7,870	736,868
AMN Healthcare Services, Inc. (A)	12,350	747,175
Brookdale Senior Living, Inc. (A)	78,120	749,171
Chemed Corp.	2,267	716,440
Community Health Systems, Inc. (A) (B)	270,265	902,685
Cross Country Healthcare, Inc. (A)	52,825	619,637
Encompass Health Corp.	10,680	807,728
LHC Group, Inc. (A)	8,520	733,402
Magellan Health, Inc. (A)	7,680	558,720
MEDNAX, Inc. (A)	16,965	725,932
Molina Healthcare, Inc. (A)	7,015	730,191
National HealthCare Corp.	8,630	622,050
Owens & Minor, Inc.	42,475	801,503
Patterson Cos., Inc. (B)	32,405	794,571
Premier, Inc., Class A (A)	19,655	735,097
Providence Service Corp. (A)	9,975	699,048
Tenet Healthcare Corp. (A)	20,750	780,823
Tivity Health, Inc. (A)	21,095	710,902
Triple-S Management Corp., Class B (A)	19,507	692,694
US Physical Therapy, Inc.	7,320	766,770
WellCare Health Plans, Inc. (A)	2,905	776,855

		16,209,669

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (A)	59,025	722,466

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology (continued)
HealthStream, Inc.	23,150	$ 650,052
Quality Systems, Inc. (A)	37,190	748,635

		2,121,153

Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc. (B)	15,315	722,409
Red Robin Gourmet Burgers, Inc. (A)	14,790	699,567

		1,421,976

Household Durables - 1.0%
Bassett Furniture Industries, Inc.	17,685	442,125
Ethan Allen Interiors, Inc.	31,035	698,287
La-Z-Boy, Inc.	22,965	700,432
ZAGG, Inc. (A)	42,405	631,835

		2,472,679

Independent Power & Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	23,370	740,128

Insurance - 1.6%
Assured Guaranty, Ltd.	20,780	808,758
CNO Financial Group, Inc.	34,075	693,426
Genworth Financial, Inc., Class A (A)	159,015	731,469
Third Point Reinsurance, Ltd. (A)	53,188	670,169
Universal Insurance Holdings, Inc.	19,915	884,226

		3,788,048

Internet Software & Services - 0.7%
DHI Group, Inc. (A)	230,480	484,008
Points International, Ltd. (A)	42,625	619,768
QuinStreet, Inc. (A)	52,070	690,448

		1,794,224

IT Services - 2.4%
CACI International, Inc., Class A (A)	4,090	716,568
Cardtronics PLC, Class A (A)	26,685	675,664
CSG Systems International, Inc.	16,858	685,615
MAXIMUS, Inc.	11,560	749,204
NIC, Inc.	46,115	756,286
Perficient, Inc. (A)	27,145	714,456
Sykes Enterprises, Inc. (A)	24,543	727,945
Teradata Corp. (A)	17,085	654,185

		5,679,923

Life Sciences Tools & Services - 2.0%
Bruker Corp.	22,835	739,854
Cambrex Corp. (A)	12,900	806,250
Charles River Laboratories International, Inc. (A)	6,125	761,337
ICON PLC (A)	5,370	747,289
Luminex Corp.	22,360	757,110
Medpace Holdings, Inc. (A)	16,175	992,660

		4,804,500

Machinery - 3.0%
AGCO Corp.	11,690	736,704
Colfax Corp. (A)	23,935	773,100
Commercial Vehicle Group, Inc. (A)	73,489	515,158
Global Brass & Copper Holdings, Inc.	22,560	743,352
Hyster-Yale Materials Handling, Inc.	11,370	747,691
Meritor, Inc. (A)	35,515	731,609
Rexnord Corp. (A)	25,855	781,855
Terex Corp.	16,695	736,583

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Titan International, Inc.	58,950	$ 624,281
TriMas Corp. (A)	25,020	740,592

		7,130,925

Marine - 0.6%
Costamare, Inc.	97,870	679,218
Genco Shipping & Trading, Ltd. (A)	49,450	734,332

		1,413,550

Metals & Mining - 1.8%
Hudbay Minerals, Inc.	105,815	550,238
Kaiser Aluminum Corp.	7,135	796,409
Materion Corp.	13,180	826,386
Schnitzer Steel Industries, Inc., Class A	21,575	710,896
SunCoke Energy, Inc. (A)	56,015	639,131
U.S. Steel Corp.	20,215	736,433

		4,259,493

Mortgage Real Estate Investment Trusts - 0.9%
ARMOUR Residential REIT, Inc.	32,650	776,090
Dynex Capital, Inc.	90,055	598,866
PennyMac Mortgage Investment Trust	39,585	763,595

		2,138,551

Multi-Utilities - 0.6%
MDU Resources Group, Inc.	25,250	732,250
NorthWestern Corp.	12,665	751,414

		1,483,664

Multiline Retail - 0.3%
Big Lots, Inc.	17,475	758,939

Oil, Gas & Consumable Fuels - 5.1%
Arch Coal, Inc., Class A	9,240	781,612
Bonanza Creek Energy, Inc. (A)	20,845	775,434
Cloud Peak Energy, Inc. (A)	162,480	424,073
Enerplus Corp.	57,195	746,967
Gulfport Energy Corp. (A)	61,030	702,455
Halcon Resources Corp. (A) (B)	183,395	717,074
Laredo Petroleum, Inc. (A)	76,695	714,797
Murphy Oil Corp.	23,560	783,606
Overseas Shipholding Group, Inc., Class A (A)	162,055	583,398
Pacific Ethanol, Inc. (A)	248,070	725,605
PBF Energy, Inc., Class A	16,590	774,753
Peabody Energy Corp.	16,875	717,019
Renewable Energy Group, Inc. (A)	43,855	747,728
SM Energy Co.	28,205	775,919
Southwestern Energy Co. (A)	138,820	713,535
W&T Offshore, Inc. (A)	89,110	618,423
World Fuel Services Corp.	34,470	959,300

		12,261,698

Paper & Forest Products - 1.8%
Boise Cascade Co.	15,990	691,567
Domtar Corp.	15,335	739,454
Louisiana-Pacific Corp.	25,555	687,941
Mercer International, Inc.	40,685	730,296
Resolute Forest Products, Inc. (A)	65,150	661,272
Verso Corp., Class A (A)	34,835	727,006

		4,237,536

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 1.3%
Edgewell Personal Care Co. (A)	14,220	$ 765,889
Inter Parfums, Inc.	13,225	796,145
Medifast, Inc.	4,385	752,817
USANA Health Sciences, Inc. (A)	6,640	878,140

		3,192,991

Pharmaceuticals - 2.1%
Bausch Health Cos., Inc. (A)	29,440	640,026
Depomed, Inc. (A)	90,365	800,634
Endo International PLC (A)	67,505	839,762
Horizon Pharma PLC (A)	43,135	760,470
Innoviva, Inc. (A)	45,545	644,462
Prestige Brands Holdings, Inc. (A)	19,180	685,301
Taro Pharmaceutical Industries, Ltd. (A)	6,545	734,742

		5,105,397

Professional Services - 0.9%
ManpowerGroup, Inc.	7,865	733,490
Navigant Consulting, Inc. (A)	32,145	699,475
TrueBlue, Inc. (A)	26,905	727,780

		2,160,745

Road & Rail - 1.2%
ArcBest Corp.	15,786	734,838
Avis Budget Group, Inc. (A)	22,900	798,065
USA Truck, Inc. (A)	32,530	709,805
YRC Worldwide, Inc. (A)	66,760	650,242

		2,892,950

Semiconductors & Semiconductor Equipment - 2.1%
Amkor Technology, Inc. (A)	89,150	773,822
Cirrus Logic, Inc. (A)	18,200	787,332
Cohu, Inc.	28,990	729,968
Diodes, Inc. (A)	20,105	747,102
Kulicke & Soffa Industries, Inc.	26,180	690,105
MKS Instruments, Inc.	7,275	686,032
Synaptics, Inc. (A)	15,025	752,903

		5,167,264

Software - 0.3%
Progress Software Corp.	18,585	683,742

Specialty Retail - 6.6%
Aaron’s, Inc.	13,470	583,386
Abercrombie & Fitch Co., Class A	24,225	573,890
American Eagle Outfitters, Inc.	26,140	658,205
Asbury Automotive Group, Inc. (A)	8,835	621,100
Ascena Retail Group, Inc. (A)	147,065	541,199
Bed Bath & Beyond, Inc.	32,960	617,341
Caleres, Inc.	17,710	593,108
Cato Corp., Class A	25,240	628,476
Chico’s FAS, Inc.	64,270	559,149
Children’s Place, Inc.	5,065	622,488
Dick’s Sporting Goods, Inc.	18,390	627,835
DSW, Inc., Class A	22,650	621,516
Express, Inc. (A)	61,455	591,812
Foot Locker, Inc.	11,600	566,196
Genesco, Inc. (A)	15,405	626,983
Guess?, Inc.	26,600	602,756
Haverty Furniture Cos., Inc.	29,795	589,941
Hibbett Sports, Inc. (A) (B)	25,375	582,356
Kirkland’s, Inc. (A)	54,025	614,805
Shoe Carnival, Inc.	18,575	582,698

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Signet Jewelers, Ltd. (B)	10,350	$ 597,609
Sleep Number Corp. (A)	18,285	520,940
Tailored Brands, Inc.	19,595	395,035
Tilly’s, Inc., A Shares	39,775	616,512
Urban Outfitters, Inc. (A)	14,030	622,932
Williams-Sonoma, Inc. (B)	9,915	579,928
Zumiez, Inc. (A)	24,710	559,682

		15,897,878

Technology Hardware, Storage & Peripherals - 0.8%
Immersion Corp. (A)	46,670	655,247
NCR Corp. (A)	23,310	650,815
Stratasys, Ltd. (A) (B)	35,990	698,926

		2,004,988

Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. (A)	40,493	733,328
Deckers Outdoor Corp. (A)	6,485	731,703
Fossil Group, Inc. (A)	26,940	705,828
Movado Group, Inc.	15,555	774,639
Ralph Lauren Corp.	5,480	739,690
Vera Bradley, Inc. (A)	43,950	584,096

		4,269,284

Thrifts & Mortgage Finance - 3.5%
Dime Community Bancshares, Inc.	36,555	628,746
First Defiance Financial Corp.	18,645	599,623
Flagstar Bancorp, Inc. (A)	21,075	717,604
MGIC Investment Corp. (A)	66,025	823,992
Ocwen Financial Corp. (A)	167,435	666,391
Oritani Financial Corp.	37,995	607,920
PennyMac Financial Services, Inc., Class A (A)	37,690	721,764
Radian Group, Inc.	44,300	848,345
United Community Financial Corp.	64,685	675,958
United Financial Bancorp, Inc.	42,165	738,309
Walker & Dunlop, Inc.	12,795	758,232
Washington Federal, Inc.	21,700	728,035

		8,514,919

Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc., Class A (A)	16,505	744,210
WESCO International, Inc. (A)	12,425	757,925

		1,502,135

Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	26,965	680,866
U.S. Cellular Corp. (A)	21,620	742,863

		1,423,729

Total Common Stocks (Cost $216,583,234)		236,260,363

SECURITIES LENDING COLLATERAL - 3.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	8,628,943	8,628,943

Total Securities Lending Collateral (Cost $8,628,943)		8,628,943

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.0%

Fixed Income Clearing Corp., 1.05% (C), dated 07/31/2018, to be repurchased at $4,840,243 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $4,938,229.

	$ 4,840,102	$ 4,840,102

Total Repurchase Agreement (Cost $4,840,102)		4,840,102

Total Investments (Cost $230,052,279)		249,729,408
Net Other Assets (Liabilities) - (3.7)%		(8,885,759)

Net Assets - 100.0%		$ 240,843,649

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$236,260,363	$—	$—	$236,260,363
Securities Lending Collateral	8,628,943	—	—	8,628,943
Repurchase Agreement	—	4,840,102	—	4,840,102

Total Investments	$244,889,306	$4,840,102	$—	$249,729,408

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,377,157. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace & Defense - 1.6%
Mercury Systems, Inc. (A)	59,633	$ 2,488,485

Banks - 7.0%
Banc of California, Inc. (B)	256,434	5,128,680
CenterState Bank Corp.	109,595	3,041,261
LegacyTexas Financial Group, Inc.	68,640	3,008,491

		11,178,432

Biotechnology - 2.9%
Repligen Corp. (A)	97,483	4,711,353

Building Products - 1.5%
Insteel Industries, Inc.	56,790	2,335,773

Chemicals - 2.1%
Quaker Chemical Corp.	19,125	3,395,453

Commercial Services & Supplies - 2.9%
Knoll, Inc.	206,185	4,649,472

Diversified Telecommunication Services - 2.1%
Cogent Communications Holdings, Inc.	63,987	3,324,125

Food Products - 4.1%
Calavo Growers, Inc. (B)	49,665	4,594,012
J&J Snack Foods Corp.	14,185	2,056,258

		6,650,270

Health Care Equipment & Supplies - 4.6%
Cantel Medical Corp.	32,151	2,980,719
LeMaitre Vascular, Inc.	66,910	2,408,760
Neogen Corp. (A)	23,598	1,944,475

		7,333,954

Health Care Providers & Services - 1.9%
BioTelemetry, Inc. (A)	56,540	2,968,350

Health Care Technology - 5.3%
Cotiviti Holdings, Inc. (A)	61,008	2,723,397
Medidata Solutions, Inc. (A)	39,485	2,934,130
Tabula Rasa HealthCare, Inc. (A)	49,070	2,857,837

		8,515,364

Hotels, Restaurants & Leisure - 1.8%
Sonic Corp. (B)	81,313	2,858,152

Household Durables - 2.6%
Cavco Industries, Inc. (A)	7,501	1,593,587
TopBuild Corp. (A)	34,434	2,557,758

		4,151,345

Internet Software & Services - 4.5%
Box, Inc., Class A (A)	124,940	2,993,562
MINDBODY, Inc., Class A (A)	111,640	4,169,754

		7,163,316

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.6%
MAXIMUS, Inc.	47,829	$ 3,099,798
WNS Holdings, Ltd., ADR (A)	86,935	4,230,257

		7,330,055

Leisure Products - 1.5%
Malibu Boats, Inc., Class A (A)	65,250	2,452,748

Life Sciences Tools & Services - 6.8%
Cambrex Corp. (A)	86,690	5,418,125
PRA Health Sciences, Inc. (A)	52,155	5,483,577

		10,901,702

Oil, Gas & Consumable Fuels - 4.2%
Callon Petroleum Co. (A)	111,210	1,196,620
Extraction Oil & Gas, Inc. (A) (B)	159,805	2,416,252
WildHorse Resource Development Corp. (A)	145,650	3,194,104

		6,806,976

Personal Products - 4.1%
elf Beauty, Inc. (A)	122,530	1,769,333
Inter Parfums, Inc.	80,700	4,858,140

		6,627,473

Pharmaceuticals - 1.8%
Supernus Pharmaceuticals, Inc. (A)	53,790	2,848,181

Professional Services - 1.1%
WageWorks, Inc. (A)	33,423	1,764,734

Road & Rail - 4.5%
Marten Transport, Ltd.	110,238	2,408,700
Saia, Inc. (A)	64,085	4,828,805

		7,237,505

Semiconductors & Semiconductor Equipment - 5.8%
Cabot Microelectronics Corp.	23,182	2,792,272
CEVA, Inc. (A)	44,749	1,346,945
Integrated Device Technology, Inc. (A)	68,510	2,358,799
MaxLinear, Inc. (A)	80,602	1,395,221
Silicon Laboratories, Inc. (A)	14,645	1,394,936

		9,288,173

Software - 8.0%
Ellie Mae, Inc. (A) (B)	15,240	1,512,113
Pegasystems, Inc.	116,492	6,476,955
Qualys, Inc. (A)	55,865	4,865,841

		12,854,909

Textiles, Apparel & Luxury Goods - 3.7%
Steven Madden, Ltd.	109,270	5,906,043

Thrifts & Mortgage Finance - 1.0%
LendingTree, Inc. (A) (B)	6,695	1,598,766

Trading Companies & Distributors - 3.2%
SiteOne Landscape Supply, Inc. (A)	57,985	5,169,943

Total Common Stocks (Cost $113,443,481)		152,511,052

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	16,398,963	$ 16,398,963

Total Securities Lending Collateral (Cost $16,398,963)		16,398,963

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 1.05% (C), dated 07/31/2018, to be repurchased at $7,826,502 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $7,984,180.	$ 7,826,273	7,826,273

Total Repurchase Agreement (Cost $7,826,273)		7,826,273

Total Investments (Cost $137,668,717)		176,736,288
Net Other Assets (Liabilities) - (10.4)%		(16,601,755)

Net Assets - 100.0%		$ 160,134,533

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$152,511,052	$—	$—	$152,511,052
Securities Lending Collateral	16,398,963	—	—	16,398,963
Repurchase Agreement	—	7,826,273	—	7,826,273

Total Investments	$168,910,015	$7,826,273	$—	$176,736,288

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,022,262. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (A)	253,580	$ 4,239,858

Banks - 17.9%
Associated Banc-Corp.	184,800	4,989,600
BankUnited, Inc.	100,640	3,910,870
Brookline Bancorp, Inc.	234,070	4,260,074
Cathay General Bancorp	120,395	5,007,228
Customers Bancorp, Inc. (A)	153,595	3,912,065
Eagle Bancorp, Inc. (A)	45,510	2,459,816
Hancock Whitney Corp.	98,300	4,939,575
Hanmi Financial Corp.	114,065	2,857,328
Heritage Commerce Corp.	170,550	2,597,476
Peapack Gladstone Financial Corp.	86,450	2,842,476
TriState Capital Holdings, Inc. (A)	153,119	4,501,699
UMB Financial Corp.	36,900	2,652,741
United Community Banks, Inc.	111,110	3,336,633
Veritex Holdings, Inc. (A)	93,080	2,868,726

		51,136,307

Biotechnology - 3.8%
Emergent BioSolutions, Inc. (A)	80,970	4,400,719
Repligen Corp. (A)	58,930	2,848,087
Retrophin, Inc. (A)	127,715	3,530,043

		10,778,849

Building Products - 1.4%
Builders FirstSource, Inc. (A)	230,550	4,133,761

Capital Markets - 3.1%
Evercore, Inc., Class A	38,865	4,391,745
Moelis & Co., Class A	71,510	4,548,036

		8,939,781

Chemicals - 1.3%
Ferro Corp. (A)	165,520	3,727,510

Commercial Services & Supplies - 2.9%
Casella Waste Systems, Inc., Class A (A)	162,710	4,484,288
McGrath RentCorp	64,890	3,853,168

		8,337,456

Construction & Engineering - 1.0%
Sterling Construction Co., Inc. (A)	219,920	2,953,526

Diversified Financial Services - 1.2%
On Deck Capital, Inc. (A)	505,180	3,455,431

Electric Utilities - 1.8%
Portland General Electric Co.	113,880	5,165,597

Electronic Equipment, Instruments & Components - 4.1%
Electro Scientific Industries, Inc. (A) (B)	240,220	4,331,167
Vishay Intertechnology, Inc.	181,065	4,526,625
Vishay Precision Group, Inc. (A)	73,146	2,918,525

		11,776,317

Energy Equipment & Services - 4.3%
McDermott International, Inc. (A)	181,119	3,261,953

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
ProPetro Holding Corp. (A)	258,320	$ 4,246,781
Unit Corp. (A)	188,970	4,705,353

		12,214,087

Equity Real Estate Investment Trusts - 11.7%
National Storage Affiliates Trust	188,890	5,445,699
Preferred Apartment Communities, Inc., Class A	272,703	4,614,135
Senior Housing Properties Trust	274,220	4,892,085
Spirit Realty Capital, Inc.	535,660	4,483,474
STAG Industrial, Inc.	210,420	5,748,674
Summit Hotel Properties, Inc.	274,190	3,879,788
Xenia Hotels & Resorts, Inc.	183,405	4,473,248

		33,537,103

Food Products - 1.5%
Darling Ingredients, Inc. (A)	211,210	4,243,209

Gas Utilities - 1.2%
Southwest Gas Holdings, Inc.	43,415	3,395,053

Health Care Technology - 1.4%
Allscripts Healthcare Solutions, Inc. (A)	326,420	3,995,381

Hotels, Restaurants & Leisure - 1.5%
Boyd Gaming Corp.	113,610	4,243,333

Household Durables - 0.9%
LGI Homes, Inc. (A) (B)	52,750	2,726,647

Household Products - 1.3%
Central Garden & Pet Co., Class A (A)	95,164	3,817,980

Insurance - 2.7%
Assured Guaranty, Ltd.	103,520	4,028,998
CNO Financial Group, Inc.	185,390	3,772,687

		7,801,685

IT Services - 1.8%
CACI International, Inc., Class A (A)	28,920	5,066,784

Leisure Products - 3.0%
Callaway Golf Co.	219,910	4,231,069
Malibu Boats, Inc., Class A (A)	115,970	4,359,312

		8,590,381

Machinery - 1.8%
Harsco Corp. (A)	197,970	5,018,539

Metals & Mining - 1.5%
Allegheny Technologies, Inc. (A)	157,980	4,391,844

Oil, Gas & Consumable Fuels - 3.2%
Delek US Holdings, Inc.	75,480	4,024,594
Enerplus Corp.	400,570	5,231,444

		9,256,038

Paper & Forest Products - 1.4%
Louisiana-Pacific Corp.	147,650	3,974,738

Pharmaceuticals - 1.4%
Supernus Pharmaceuticals, Inc. (A)	76,430	4,046,968

Road & Rail - 1.7%
Ryder System, Inc.	62,840	4,920,372

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.4%
Cohu, Inc.	155,900	$ 3,925,562

Software - 2.7%
Imperva, Inc. (A)	70,380	3,255,075
Upland Software, Inc. (A)	142,355	4,458,559

		7,713,634

Specialty Retail - 2.4%
Children’s Place, Inc.	31,150	3,828,335
Sleep Number Corp. (A)	109,210	3,111,393

		6,939,728

Thrifts & Mortgage Finance - 4.2%
Essent Group, Ltd. (A)	85,550	3,285,120
Federal Agricultural Mortgage Corp., Class C	35,230	3,321,837
Washington Federal, Inc.	159,895	5,364,477

		11,971,434

Trading Companies & Distributors - 3.3%
Rush Enterprises, Inc., Class A (A)	106,680	4,810,201
Triton International, Ltd.	133,080	4,684,416

		9,494,617

Total Common Stocks (Cost $239,336,892)		275,929,510

MASTER LIMITED PARTNERSHIP - 1.9%
Independent Power & Renewable Electricity Producers - 1.9%
NextEra Energy Partners, LP	112,860	5,312,320

Total Master Limited Partnership (Cost $4,480,784)		5,312,320

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	3,621,705	$ 3,621,705

Total Securities Lending Collateral (Cost $3,621,705)		3,621,705

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.05% (C), dated 07/31/2018, to be repurchased at $2,679,747 on 08/01/2018. Collateralized by U.S. Government Obligations, 1.63% - 1.75%, due 08/31/2022 - 09/30/2022, and with a total value of $2,736,266.	$ 2,679,669	2,679,669

Total Repurchase Agreement (Cost $2,679,669)		2,679,669

Total Investments (Cost $250,119,050)		287,543,204
Net Other Assets (Liabilities) - (0.4)%		(1,107,258)

Net Assets - 100.0%		$ 286,435,946

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$275,929,510	$—	$—	$275,929,510
Master Limited Partnership	5,312,320	—	—	5,312,320
Securities Lending Collateral	3,621,705	—	—	3,621,705
Repurchase Agreement	—	2,679,669	—	2,679,669

Total Investments	$284,863,535	$2,679,669	$—	$287,543,204

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,538,022. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. (A)	89,300	$ 3,009,410
Cubic Corp.	27,500	1,872,750
Curtiss-Wright Corp.	16,350	2,175,040
Elbit Systems, Ltd. (B)	10,650	1,281,408

		8,338,608

Airlines - 2.0%
Alaska Air Group, Inc.	155,400	9,763,782
United Continental Holdings, Inc. (A)	93,400	7,509,360

		17,273,142

Auto Components - 0.9%
Dana, Inc.	61,800	1,319,430
Gentex Corp.	44,000	1,020,800
Stoneridge, Inc. (A)	93,500	3,179,000
Visteon Corp. (A)	19,500	2,283,060

		7,802,290

Banks - 6.5%
Bank of Princeton (A)	37,400	1,268,234
Berkshire Hills Bancorp, Inc.	117,531	4,771,758
CIT Group, Inc.	181,300	9,596,209
Evans Bancorp, Inc.	12,500	585,625
First Citizens BancShares, Inc., Class A	18,213	7,409,413
First Community Bancshares, Inc.	127,640	4,152,129
First Republic Bank	15,000	1,482,900
Hanmi Financial Corp.	75,600	1,893,780
Hope Bancorp, Inc.	125,382	2,103,910
Lakeland Bancorp, Inc.	216,000	4,190,400
Sandy Spring Bancorp, Inc.	110,500	4,321,655
Sterling Bancorp	169,500	3,762,900
Umpqua Holdings Corp.	150,500	3,205,650
Union Bankshares Corp.	49,000	1,984,990
United Community Banks, Inc.	96,000	2,882,880
Washington Trust Bancorp, Inc.	34,871	2,038,210
Webster Financial Corp.	25,500	1,645,515

		57,296,158

Beverages - 1.1%
Molson Coors Brewing Co., Class B	144,200	9,661,400

Biotechnology - 0.7%
United Therapeutics Corp. (A)	50,700	6,231,537

Building Products - 1.6%
American Woodmark Corp. (A)	12,800	1,068,160
Continental Building Products, Inc. (A)	176,500	5,630,350
Gibraltar Industries, Inc. (A)	28,000	1,216,600
Insteel Industries, Inc.	23,000	945,990
JELD-WEN Holding, Inc. (A)	76,400	2,096,416
Masonite International Corp. (A)	15,800	1,078,350
PGT Innovations, Inc. (A)	68,500	1,644,000

		13,679,866

Capital Markets - 1.3%
E*TRADE Financial Corp. (A)	37,600	2,248,856
Legg Mason, Inc.	72,200	2,464,186
Piper Jaffray Cos.	38,800	3,001,180

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Stifel Financial Corp.	48,000	$ 2,646,240
Waddell & Reed Financial, Inc., Class A	37,000	766,270

		11,126,732

Chemicals - 2.0%
Chase Corp.	8,300	1,025,050
Methanex Corp.	29,500	2,038,450
PPG Industries, Inc.	82,900	9,173,714
Trinseo SA	40,800	3,047,760
Venator Materials PLC (A)	131,000	1,915,220

		17,200,194

Commercial Services & Supplies - 1.2%
HNI Corp.	26,500	1,146,655
Knoll, Inc.	58,000	1,307,900
Stericycle, Inc. (A)	74,000	5,169,640
Tetra Tech, Inc.	47,000	2,857,600

		10,481,795

Communications Equipment - 1.7%
ARRIS International PLC (A)	321,506	8,121,242
KVH Industries, Inc. (A)	321,000	3,980,400
NETGEAR, Inc. (A)	46,000	3,029,100

		15,130,742

Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	69,500	3,860,725
EMCOR Group, Inc.	48,000	3,693,600
Granite Construction, Inc.	44,000	2,373,800
KBR, Inc.	168,500	3,366,630

		13,294,755

Construction Materials - 0.3%
US Concrete, Inc. (A) (B)	49,400	2,494,700

Consumer Finance - 0.4%
Ally Financial, Inc.	142,000	3,799,920

Containers & Packaging - 1.1%
Ball Corp.	253,700	9,886,689

Distributors - 0.6%
LKQ Corp. (A)	160,500	5,379,960

Diversified Consumer Services - 0.4%
H&R Block, Inc.	154,800	3,894,768

Diversified Financial Services - 0.9%
Jefferies Financial Group, Inc.	113,400	2,749,950
Voya Financial, Inc.	103,476	5,227,608

		7,977,558

Electric Utilities - 5.2%
Alliant Energy Corp.	250,300	10,755,391
FirstEnergy Corp.	374,800	13,279,164
PG&E Corp.	159,200	6,858,336
PPL Corp.	529,200	15,225,084

		46,117,975

Electrical Equipment - 0.6%
LSI Industries, Inc.	174,000	850,860
Regal Beloit Corp.	45,000	3,867,750
Revolution Lighting Technologies, Inc. (A) (B)	125,000	498,750

		5,217,360

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 3.1%
Avnet, Inc.	161,759	$ 7,093,132
Belden, Inc.	29,300	1,897,175
Benchmark Electronics, Inc.	43,000	1,040,600
Control4 Corp. (A)	151,500	3,852,645
Daktronics, Inc.	48,000	412,320
Electro Scientific Industries, Inc. (A) (B)	45,900	827,577
Methode Electronics, Inc.	48,300	1,895,775
Orbotech, Ltd. (A)	105,500	6,777,320
Vishay Intertechnology, Inc.	122,500	3,062,500

		26,859,044

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	31,250	1,917,188

Equity Real Estate Investment Trusts - 7.2%
Brandywine Realty Trust	152,000	2,506,480
Colony Capital, Inc.	1,418,500	8,737,960
Community Healthcare Trust, Inc.	129,000	3,870,000
DiamondRock Hospitality Co.	310,000	3,695,200
Iron Mountain, Inc.	143,100	5,024,241
JBG SMITH Properties	232,000	8,468,000
Lexington Realty Trust	328,500	2,887,515
National Retail Properties, Inc.	21,000	936,810
Outfront Media, Inc.	74,500	1,583,125
Physicians Realty Trust	173,700	2,737,512
Piedmont Office Realty Trust, Inc., Class A	63,000	1,246,140
Sabra Health Care REIT, Inc.	126,500	2,733,665
Summit Hotel Properties, Inc.	275,500	3,898,325
Uniti Group, Inc. (B)	275,578	4,872,219
VEREIT, Inc.	1,354,500	10,334,835

		63,532,027

Food & Staples Retailing - 2.2%
Casey’s General Stores, Inc.	118,900	13,005,282
US Foods Holding Corp. (A)	194,100	6,562,521

		19,567,803

Food Products - 2.3%
J.M. Smucker, Co.	79,900	8,878,488
Kellogg Co.	117,000	8,310,510
Post Holdings, Inc. (A)	31,600	2,735,296

		19,924,294

Health Care Equipment & Supplies - 2.7%
DENTSPLY SIRONA, Inc.	217,800	10,478,358
Meridian Bioscience, Inc.	181,500	2,867,700
Zimmer Biomet Holdings, Inc.	82,900	10,405,608

		23,751,666

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	76,900	6,292,727
AMN Healthcare Services, Inc. (A)	34,500	2,087,250
Cardinal Health, Inc.	212,600	10,619,370
Cross Country Healthcare, Inc. (A)	122,100	1,432,233
Encompass Health Corp.	51,500	3,894,945
Laboratory Corp. of America Holdings (A)	36,800	6,452,512
MEDNAX, Inc. (A)	143,047	6,120,981

		36,900,018

Health Care Technology - 0.2%
Omnicell, Inc. (A)	30,500	1,814,750

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment Corp. (A)	737,500	$ 8,333,750
Churchill Downs, Inc.	10,200	2,916,690

		11,250,440

Household Durables - 0.5%
Helen of Troy, Ltd. (A)	25,500	2,921,025
La-Z-Boy, Inc.	54,600	1,665,300

		4,586,325

Household Products - 0.4%
Spectrum Brands Holdings, Inc. (A)	38,000	3,320,060

Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	580,000	7,748,800

Insurance - 9.2%
Alleghany Corp.	18,900	11,893,203
Allstate Corp.	42,200	4,014,064
Arch Capital Group, Ltd. (A)	244,900	7,484,144
Aspen Insurance Holdings, Ltd.	43,800	1,771,710
Fidelity National Financial, Inc.	176,600	7,152,300
Loews Corp.	209,300	10,628,254
Markel Corp. (A)	5,800	6,786,000
Progressive Corp.	130,200	7,813,302
Selective Insurance Group, Inc.	92,700	5,543,460
United Fire Group, Inc.	95,093	5,733,157
Unum Group	68,600	2,725,478
Willis Towers Watson PLC	59,500	9,485,490

		81,030,562

Internet & Direct Marketing Retail - 0.9%
Liberty Expedia Holdings, Inc., Class A (A)	144,225	6,947,318
Nutrisystem, Inc.	17,500	700,000

		7,647,318

Internet Software & Services - 0.3%
IAC/InterActiveCorp (A)	17,100	2,517,975

IT Services - 1.9%
Leidos Holdings, Inc.	170,500	11,665,610
MAXIMUS, Inc.	81,900	5,307,939

		16,973,549

Machinery - 2.7%
Altra Industrial Motion Corp.	52,700	2,313,530
Columbus McKinnon Corp.	69,592	2,864,407
Douglas Dynamics, Inc.	59,500	2,921,450
Gencor Industries, Inc. (A)	127,700	1,915,500
Mueller Industries, Inc.	91,500	3,029,565
Oshkosh Corp.	26,350	1,982,837
Terex Corp.	13,400	591,208
Trinity Industries, Inc.	139,000	5,295,900
Watts Water Technologies, Inc., Class A	35,000	2,994,250

		23,908,647

Media - 5.5%
AMC Networks, Inc., Class A (A)	76,287	4,599,343
Discovery, Inc., Class C (A)	335,959	8,247,793
DISH Network Corp., Class A (A)	344,700	10,878,732
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	79,773	3,767,679
Lions Gate Entertainment Corp., Class B	86,719	1,983,264
MSG Networks, Inc., Class A (A)	197,500	4,651,125

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	431,000	$ 6,495,170
Viacom, Inc., Class B	283,009	8,221,411

		48,844,517

Metals & Mining - 0.8%
Commercial Metals Co.	126,000	2,814,840
Kaiser Aluminum Corp.	25,400	2,835,148
Schnitzer Steel Industries, Inc., Class A	28,900	952,255
TimkenSteel Corp. (A)	54,900	763,110

		7,365,353

Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	985,942	10,569,298

Multi-Utilities - 1.2%
NorthWestern Corp.	75,500	4,479,415
WEC Energy Group, Inc.	85,000	5,641,450

		10,120,865

Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (A)	403,404	8,285,918
Callon Petroleum Co. (A)	204,000	2,195,040
Delek US Holdings, Inc.	27,696	1,476,751
Energen Corp. (A)	43,900	3,256,502
Gulfport Energy Corp. (A)	173,300	1,994,683
Range Resources Corp.	295,300	4,556,479
REX American Resources Corp. (A)	29,600	2,279,200
Williams Cos., Inc.	268,200	7,978,950

		32,023,523

Paper & Forest Products - 0.4%
Domtar Corp.	57,800	2,787,116
P.H. Glatfelter Co.	61,000	998,570

		3,785,686

Pharmaceuticals - 0.2%
Nektar Therapeutics (A)	32,933	1,732,276

Professional Services - 1.4%
ASGN, Inc. (A)	37,500	3,386,250
FTI Consulting, Inc. (A)	19,800	1,563,408
Heidrick & Struggles International, Inc.	87,400	3,574,660
ICF International, Inc.	45,500	3,351,075

		11,875,393

Real Estate Management & Development - 0.3%
Newmark Group, Inc., Class A	198,500	2,767,090

Road & Rail - 0.2%
AMERCO	5,700	2,149,356

Semiconductors & Semiconductor Equipment - 2.7%
AXT, Inc. (A)	195,400	1,475,270
Brooks Automation, Inc.	52,000	1,590,160
Cohu, Inc.	167,000	4,205,060
Entegris, Inc.	82,000	2,882,300
MKS Instruments, Inc.	29,500	2,781,850
Qorvo, Inc. (A)	32,374	2,646,898
Silicon Motion Technology Corp., ADR	72,000	3,842,640
Universal Display Corp. (B)	31,750	3,057,525
Xcerra Corp. (A)	105,000	1,495,200

		23,976,903

	Shares	Value
COMMON STOCKS (continued)
Software - 0.8%
Dell Technologies, Inc., Class V (A)	27,600	$ 2,553,552
Open Text Corp.	68,900	2,563,080
TiVo Corp.	149,398	1,815,186

		6,931,818

Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A	122,000	2,890,180
Advance Auto Parts, Inc.	26,800	3,784,964
American Eagle Outfitters, Inc.	208,500	5,250,030
Foot Locker, Inc.	127,200	6,208,632
Urban Outfitters, Inc. (A)	53,500	2,375,400
Williams-Sonoma, Inc. (B)	51,000	2,982,990

		23,492,196

Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (A)	235,600	6,577,952

Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (A)	26,450	2,984,353
Michael Kors Holdings, Ltd. (A)	71,500	4,771,195
Steven Madden, Ltd.	53,500	2,891,675

		10,647,223

Thrifts & Mortgage Finance - 1.8%
Dime Community Bancshares, Inc.	132,500	2,279,000
Oritani Financial Corp.	44,000	704,000
Provident Financial Services, Inc.	92,500	2,362,450
TrustCo Bank Corp.	167,500	1,524,250
United Financial Bancorp, Inc.	251,658	4,406,532
Washington Federal, Inc.	136,000	4,562,800

		15,839,032

Trading Companies & Distributors - 1.2%
AerCap Holdings NV (A)	191,200	10,732,056

Total Common Stocks (Cost $690,380,826)		854,967,152

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	7,746,981	7,746,981

Total Securities Lending Collateral (Cost $7,746,981)		7,746,981

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.05% (C), dated 07/31/2018, to be repurchased at $3,088,509 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $3,151,270.	$ 3,088,419	3,088,419

Total Repurchase Agreement (Cost $3,088,419)		3,088,419

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

Value
Total Investments (Cost $701,216,226)	$ 865,802,552
Net Other Assets (Liabilities) - 1.7%	15,103,851

Net Assets - 100.0%	$ 880,906,403

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$854,967,152	$—	$—	$854,967,152
Securities Lending Collateral	7,746,981	—	—	7,746,981
Repurchase Agreement	—	3,088,419	—	3,088,419

Total Investments	$862,714,133	$3,088,419	$—	$865,802,552

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,570,282. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 48.4%
Airlines - 1.9%
Alaska Air Group, Inc.	7,500	$ 471,225
Delta Air Lines, Inc.	28,491	1,550,480
Japan Airlines Co., Ltd.	26,066	961,142

		2,982,847

Auto Components - 0.4%
Lear Corp.	3,025	544,893

Automobiles - 0.3%
Ford Motor Co.	40,000	401,600

Banks - 4.5%
Bank of America Corp.	28,000	864,640
Citigroup, Inc.	22,500	1,617,525
JPMorgan Chase & Co.	27,250	3,132,387
PNC Financial Services Group, Inc.	10,000	1,448,300

		7,062,852

Beverages - 0.0% (A)
Thai Beverage PCL (B)	3	2

Biotechnology - 2.8%
AbbVie, Inc.	35,000	3,228,050
Gilead Sciences, Inc.	15,000	1,167,450

		4,395,500

Chemicals - 0.9%
DowDuPont, Inc.	20,000	1,375,400

Communications Equipment - 1.4%
Cisco Systems, Inc.	51,500	2,177,935

Containers & Packaging - 1.3%
International Paper Co.	22,000	1,182,060
Packaging Corp. of America	7,000	790,300

		1,972,360

Diversified Telecommunication Services - 1.2%
HKT Trust & HKT, Ltd.	1,139,540	1,524,410
Verizon Communications, Inc.	8,000	413,120

		1,937,530

Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc.	41,000	1,360,380

Equity Real Estate Investment Trusts - 1.1%
Ascendas Real Estate Investment Trust	100,000	202,005
STORE Capital Corp.	54,008	1,482,520

		1,684,525

Food & Staples Retailing - 1.1%
Wal-Mart de Mexico SAB de CV	580,930	1,695,934

Food Products - 1.4%
Marine Harvest ASA	100,000	2,186,559

Health Care Providers & Services - 0.6%
CVS Health Corp.	15,000	972,900

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	15,000	$ 888,600
Las Vegas Sands Corp.	18,500	1,330,150

		2,218,750

Household Durables - 0.5%
Whirlpool Corp.	6,000	786,600

Household Products - 0.8%
Procter & Gamble Co.	14,825	1,199,046

Insurance - 1.9%
Fidelity National Financial, Inc.	18,000	729,000
MetLife, Inc.	23,000	1,052,020
Prudential Financial, Inc.	11,800	1,190,738

		2,971,758

Internet Software & Services - 2.2%
Alphabet, Inc., Class C (C)	2,750	3,347,465

Mortgage Real Estate Investment Trusts - 1.0%
Starwood Property Trust, Inc.	70,000	1,598,800

Multi-Utilities - 0.6%
Dominion Energy, Inc.	12,500	896,375

Multiline Retail - 0.8%
Target Corp.	15,000	1,210,200

Oil, Gas & Consumable Fuels - 3.6%
BP PLC, ADR	40,000	1,803,600
Chevron Corp.	8,500	1,073,295
Exxon Mobil Corp.	18,000	1,467,180
Royal Dutch Shell PLC, Class B, ADR (B)	18,575	1,319,568

		5,663,643

Pharmaceuticals - 2.8%
Johnson & Johnson	14,000	1,855,280
Merck & Co., Inc.	25,000	1,646,750
Pfizer, Inc.	20,000	798,600

		4,300,630

Road & Rail - 0.5%
Ryder System, Inc.	10,655	834,287

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	41,000	1,972,100
KLA-Tencor Corp.	15,000	1,761,300
QUALCOMM, Inc.	20,000	1,281,800

		5,015,200

Software - 2.9%
Microsoft Corp.	43,250	4,587,960

Specialty Retail - 2.3%
Foot Locker, Inc.	17,050	832,211
Home Depot, Inc.	10,000	1,975,200
Lowe’s Cos., Inc.	8,000	794,720

		3,602,131

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	21,500	4,091,235
Hewlett Packard Enterprise Co.	52,000	802,880

		4,894,115

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	35,000	$ 1,589,350

Total Common Stocks (Cost $63,063,211)		75,467,527

PREFERRED STOCKS - 4.4%
Banks - 1.6%
Bank of America Corp.,
Series W, 6.63%	33,000	863,280
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (B) (D)	12,000	335,400
Wells Fargo & Co.,
Series R, Fixed until 03/15/2024, 6.63% (D)	50,000	1,374,000

		2,572,680

Equity Real Estate Investment Trusts - 0.5%
Colony Capital, Inc.
Series E, 8.75%	10,350	272,205
Series G, 7.50%	8,250	198,825
Digital Realty Trust, Inc.,
Series C, 6.63%	10,000	265,800

		736,830

Insurance - 1.0%
Kemper Corp.,
7.38%	39,484	1,028,163
Torchmark Corp.,
6.13%	20,000	523,000

		1,551,163

Mortgage Real Estate Investment Trusts - 1.3%
AGNC Investment Corp.,
Series B, 7.75%	15,000	387,750
Annaly Capital Management, Inc.,
Series F, Fixed until 09/30/2022, 6.95% (B) (D)	25,000	636,750
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (D)	39,800	1,017,288

		2,041,788

Total Preferred Stocks (Cost $6,851,472)		6,902,461

MASTER LIMITED PARTNERSHIPS - 1.8%
Capital Markets - 0.8%
AllianceBernstein Holding, LP	40,000	1,208,000

Oil, Gas & Consumable Fuels - 1.0%
Enterprise Products Partners, LP	20,260	587,540
Spectra Energy Partners, LP	25,000	924,250

		1,511,790

Total Master Limited Partnerships (Cost $2,410,825)		2,719,790

	Principal	Value
CORPORATE DEBT SECURITIES - 43.4%
Aerospace & Defense - 0.6%
Triumph Group, Inc.
5.25%, 06/01/2022	$ 1,000,000	$ 897,500

Auto Components - 1.9%
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	500,000	480,000
6.63%, 10/15/2022	818,000	838,450
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	87,690
8.00%, 12/15/2019	300,000	317,100
Dana, Inc.
6.00%, 09/15/2023	1,130,000	1,163,900

		2,887,140

Building Products - 0.9%
BMC East LLC
5.50%, 10/01/2024 (E)	1,500,000	1,470,000

Capital Markets - 1.1%
BCD Acquisition, Inc.
9.63%, 09/15/2023 (E)	1,565,000	1,647,163
MSCI, Inc.
5.75%, 08/15/2025 (E)	100,000	104,250

		1,751,413

Chemicals - 0.9%
Blue Cube Spinco LLC
9.75%, 10/15/2023	1,250,000	1,415,625

Commercial Services & Supplies - 3.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	1,000,000	985,000
Cimpress NV
7.00%, 06/15/2026 (E)	1,500,000	1,541,250
FXI Holdings, Inc.
7.88%, 11/01/2024 (E)	1,500,000	1,462,500
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/2023 (E)	1,216,000	1,302,640
Waste Pro USA, Inc.
5.50%, 02/15/2026 (E)	500,000	477,500

		5,768,890

Construction & Engineering - 0.3%
New Enterprise Stone & Lime Co., Inc.
6.25%, 03/15/2026 (E)	200,000	202,688
Tutor Perini Corp.
6.88%, 05/01/2025 (B) (E)	250,000	248,125

		450,813

Construction Materials - 0.2%
US Concrete, Inc.
6.38%, 06/01/2024	305,000	303,856

Consumer Finance - 1.3%
Ally Financial, Inc.
8.00%, 03/15/2020	1,000,000	1,065,000

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Navient Corp.
6.50%, 06/15/2022	$ 500,000	$ 510,625
7.25%, 01/25/2022, MTN	400,000	417,000

		1,992,625

Distributors - 1.3%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/2026 (E)	1,000,000	996,250
H&E Equipment Services, Inc.
5.63%, 09/01/2025	1,000,000	987,500

		1,983,750

Diversified Consumer Services - 0.5%
Carriage Services, Inc.
6.63%, 06/01/2026 (E)	805,000	824,119

Diversified Financial Services - 3.4%
Cornerstone Chemical Co.
6.75%, 08/15/2024 (E)	1,000,000	980,000
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	1,965,000	1,997,766
6.25%, 02/01/2022	500,000	509,685
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (E)	1,250,000	1,225,000
Quicken Loans, Inc.
5.75%, 05/01/2025 (E)	550,000	548,075

		5,260,526

Electric Utilities - 0.6%
Drax Finco PLC
6.63%, 11/01/2025 (E)	1,000,000	1,002,500

Energy Equipment & Services - 4.5%
Bristow Group, Inc.
8.75%, 03/01/2023 (E)	1,500,000	1,470,000
Ensco PLC
7.75%, 02/01/2026	500,000	482,500
Enviva Partners, LP / Enviva Partners Finance Corp.
8.50%, 11/01/2021	2,000,000	2,075,000
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
10.63%, 05/01/2024 (E)	500,000	519,375
Precision Drilling Corp.
7.13%, 01/15/2026 (E)	1,000,000	1,026,250
Rowan Cos., Inc.
7.38%, 06/15/2025	450,000	433,687
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026 (E)	1,000,000	1,028,750

		7,035,562

Equity Real Estate Investment Trusts - 1.4%
Equinix, Inc.
5.38%, 04/01/2023	500,000	512,500
Uniti Group, LP / Uniti Group Finance, Inc.
6.00%, 04/15/2023 (E)	1,000,000	965,000
8.25%, 10/15/2023	750,000	701,250

		2,178,750

Food Products - 0.6%
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (E)	1,000,000	956,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.2%
HCA, Inc.
7.50%, 02/15/2022	$ 750,000	$ 824,063
MEDNAX, Inc.
5.25%, 12/01/2023 (E)	500,000	496,250
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (E)	500,000	530,000

		1,850,313

Hotels, Restaurants & Leisure - 1.3%
Nathan’s Famous, Inc.
6.63%, 11/01/2025 (E)	2,000,000	2,007,500

Household Durables - 0.9%
Meritage Homes Corp.
7.15%, 04/15/2020	1,225,000	1,280,125
PulteGroup, Inc.
5.50%, 03/01/2026	125,000	123,283

		1,403,408

Household Products - 1.1%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,700,000	1,746,750

Internet & Direct Marketing Retail - 1.0%
Netflix, Inc.
5.88%, 02/15/2025	1,460,000	1,496,792

IT Services - 0.7%
First Data Corp.
5.75%, 01/15/2024 (E)	1,000,000	1,022,700

Machinery - 1.3%
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (E)	250,000	258,750
Mueller Industries, Inc.
6.00%, 03/01/2027	1,400,000	1,368,500
Wabash National Corp.
5.50%, 10/01/2025 (E)	500,000	473,750

		2,101,000

Marine - 0.5%
Tidewater, Inc.
8.00%, 08/01/2022	700,000	722,750

Multiline Retail - 0.2%
Dillard’s, Inc.
7.88%, 01/01/2023	350,000	384,872

Oil, Gas & Consumable Fuels - 3.1%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	559,000	577,894
6.38%, 05/01/2024	450,000	479,075
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.63%, 07/15/2026 (E)	1,000,000	1,007,500
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (E)	300,000	307,137
HollyFrontier Corp.
5.88%, 04/01/2026	1,000,000	1,076,171

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023	$ 1,000,000	$ 1,040,000
Valero Energy Corp.
8.75%, 06/15/2030	300,000	398,065

		4,885,842

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.
4.88%, 09/15/2024	500,000	495,000
P.H. Glatfelter Co.
5.38%, 10/15/2020	175,000	175,000

		670,000

Professional Services - 0.6%
AMN Healthcare, Inc.
5.13%, 10/01/2024 (E)	380,000	371,450
FTI Consulting, Inc.
6.00%, 11/15/2022	500,000	511,875

		883,325

Real Estate Management & Development - 1.2%
Hunt Cos., Inc.
6.25%, 02/15/2026 (E)	1,000,000	927,500
WeWork Cos., Inc.
7.88%, 05/01/2025 (E)	1,000,000	972,500

		1,900,000

Road & Rail - 0.9%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (E)	1,415,000	1,471,600

Software - 0.8%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.00%, 07/15/2025 (E)	1,250,000	1,265,625

Specialty Retail - 2.8%
Foot Locker, Inc.
8.50%, 01/15/2022	1,438,000	1,617,750
L Brands, Inc.
6.88%, 11/01/2035	1,000,000	858,750
6.95%, 03/01/2033	400,000	344,000
Lithia Motors, Inc.
5.25%, 08/01/2025 (E)	1,000,000	955,000
Rent-A-Center, Inc.
6.63%, 11/15/2020 (B)	542,000	540,916

		4,316,416

Technology Hardware, Storage & Peripherals - 1.9%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (E)	1,500,000	1,777,687
Diebold Nixdorf, Inc.
8.50%, 04/15/2024 (B)	1,250,000	1,150,000

		2,927,687

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.
7.75%, 11/15/2023	100,000	114,250

Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.
7.00%, 03/15/2021	262,000	279,685

Total Corporate Debt Securities (Cost $68,321,550)		67,629,834

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (F)	4,433,734	$ 4,433,734

Total Securities Lending Collateral (Cost $4,433,734)		4,433,734

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 1.05% (F), dated 07/31/2018, to be repurchased at $2,276,853 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 08/31/2022, and with a value of $2,325,003.	$ 2,276,787	2,276,787

Total Repurchase Agreement (Cost $2,276,787)		2,276,787

Total Investments (Cost $147,357,579)		159,430,133
Net Other Assets (Liabilities) - (2.3)%		(3,542,230)

Net Assets - 100.0%		$ 155,887,903

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$70,593,409	$4,874,118	$—	$75,467,527
Preferred Stocks	6,902,461	—	—	6,902,461
Master Limited Partnerships	2,719,790	—	—	2,719,790
Corporate Debt Securities	—	67,629,834	—	67,629,834
Securities Lending Collateral	4,433,734	—	—	4,433,734
Repurchase Agreement	—	2,276,787	—	2,276,787

Total Investments	$84,649,394	$74,780,739	$—	$159,430,133

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,341,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $33,842,634, representing 21.7% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2018.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 16.4%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 2.68% (A), 04/25/2034	$ 277,619	$ 278,077
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 2.76% (A), 06/25/2034	191,263	186,568
Ally Auto Receivables Trust
Series 2018-3, Class A2,
2.72%, 05/17/2021	2,200,000	2,199,257
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A1,
2.45%, 05/20/2019	380,214	380,220
Series 2018-1, Class A2B,
1-Month LIBOR + 0.23%, 2.31% (A), 07/19/2021	1,300,000	1,300,085
Aurium CLO
Series 2A, Class AR,
3-Month LIBOR + 0.68%, 0.68% (A), 10/13/2029 (B) (C)	EUR 1,900,000	2,221,765
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 3.07% (A), 04/16/2026 (B)	$ 793,644	791,011
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month LIBOR + 0.68%, 0.68% (A), 07/27/2030 (B) (C)	EUR 1,900,000	2,221,765
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 2.71% (A), 03/25/2035	$ 1,322,197	1,332,600
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.43%, 2.49% (A), 12/25/2035	4,500,000	4,508,764
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 2.74% (A), 02/25/2036	1,300,000	1,294,393
Series 2006-HE10, Class 1M1,
1-Month LIBOR + 0.34%, 2.40% (A), 12/25/2036	1,800,000	1,629,622
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.30% (A), 12/25/2036	2,896,284	2,142,797
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 2.17% (A), 04/25/2031	187,683	246,800
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.72% (A), 10/25/2032	3,988	4,000
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 3.23% (A), 10/29/2025 (B)	658,899	658,567

	Principal	Value
ASSET-BACKED SECURITIES (continued)
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 2.13% (A), 01/25/2037	$ 344,626	$ 152,933
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
1-Month LIBOR + 0.38%, 2.45% (A), 01/18/2022	1,900,000	1,903,703
Series 2014-A4, Class A4,
1-Month LIBOR + 0.36%, 2.43% (A), 06/15/2022	1,600,000	1,604,160
Series 2016-A1, Class A1,
1-Month LIBOR + 0.45%, 2.52% (A), 02/15/2022	1,900,000	1,905,130
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.37% (A), 01/18/2022	1,300,000	1,303,471
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 3.20% (A), 10/25/2027 (B)	1,900,000	1,893,409
Citigroup Mortgage Loan Trust
Series 2007-FS1, Class 1A1,
4.57% (A), 10/25/2037 (B)	932,106	964,842
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 3.01% (A), 10/25/2034	1,600,000	1,607,812
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.73% (A), 10/25/2046	953,584	914,808
Series 2006-2, Class M1,
1-Month LIBOR + 0.40%, 2.46% (A), 06/25/2036	400,000	392,665
Series 2006-26, Class 1A,
1-Month LIBOR + 0.14%, 2.20% (A), 06/25/2037	1,366,222	1,287,965
Series 2006-26, Class 2A3,
1-Month LIBOR + 0.17%, 2.23% (A), 06/25/2037	1,303,899	1,298,544
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A,
3.47%, 05/17/2027 (B)	2,000,000	2,002,544
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.49% (A), 01/16/2026 (B)	984,447	984,917
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 2.52% (A), 05/25/2036	1,500,000	1,474,847
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 2.20% (A), 02/25/2037	948,118	889,698
Denali Capital CLO X LLC
Series 2013-1, Class A1LR,
3-Month LIBOR + 1.05%, 3.38% (A), 10/26/2027 (B)	1,200,000	1,200,700

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Dorchester Park CLO DAC
Series 2015-1A, Class AR,
3-Month LIBOR + 0.90%, 3.25% (A), 04/20/2028 (B)	$ 1,800,000	$ 1,794,580
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.24% (A), 10/15/2027 (B)	1,600,000	1,597,346
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 2.92% (A), 06/20/2027 (B)	1,800,000	1,796,915
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 2.99% (A), 10/25/2034	1,383,804	1,346,134
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.19% (A), 01/16/2026 (B)	1,800,000	1,803,109
Ford Credit Auto Owner Trust
Series 2014-2, Class A,
2.31%, 04/15/2026 (B)	1,100,000	1,091,075
GM Financial Automobile Leasing Trust
Series 2017-1, Class A2A,
1.67%, 09/20/2019	484,990	484,208
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.66% (A), 11/25/2032	1,026	990
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 2.28% (A), 04/25/2037	484,360	391,328
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A,
1.69%, 12/16/2019 (B)	1,028,446	1,025,123
Series 2017-B, Class A2B,
1-Month LIBOR + 0.28%, 2.35% (A), 12/16/2019 (B)	1,221,279	1,222,000
ICG US CLO, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.85%, 3.19% (A), 01/16/2028 (B)	1,900,000	1,894,473
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A,
3-Month LIBOR + 0.85%, 3.19% (A), 01/17/2028 (B)	2,000,000	1,982,984
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 2.32% (A), 03/25/2037	3,500,000	3,420,786
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 3.25% (A), 01/15/2028 (B)	1,500,000	1,497,387

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KVK CLO, Ltd. (continued)
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 3.49% (A), 01/15/2026 (B)	$ 977,296	$ 977,798
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 3.20% (A), 05/15/2028 (B)	1,600,000	1,601,007
Marathon CRE Issuer, Ltd.
Series 2018-FL1, Class A,
1-Month LIBOR + 1.15%, 3.15% (A), 06/15/2028	2,200,000	2,200,076
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.16%, 2.22% (A), 04/25/2037	1,832,341	1,154,176
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 07/25/2047	149,549	119,046
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	202,687	138,093
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 3.53% (A), 04/18/2025 (B)	964,757	965,357
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.14% (A), 10/15/2026 (B)	2,200,000	2,197,034
Navient Private Education Loan Trust
Series 2015-CA, Class A,
1-Month LIBOR + 1.50%, 3.57% (A), 01/16/2035 (B)	441,299	442,595
Series 2018-CA, Class A1,
3.01%, 06/16/2042 (B) (D)	1,800,000	1,799,835
Nelnet Student Loan Trust
Series 2010-1A, Class A,
3-Month LIBOR + 0.80%, 3.13% (A), 11/25/2048 (B)	575,700	581,898
Series 2010-3A, Class A,
3-Month LIBOR + 0.78%, 3.12% (A), 07/27/2048 (B)	838,789	848,276
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 2.24% (A), 05/25/2036	74,825	69,825
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 3.48% (A), 07/20/2026 (B)	1,400,000	1,400,564
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.57% (A), 10/20/2026 (B)	1,200,000	1,200,731
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.44% (A), 04/15/2026 (B)	1,100,146	1,100,596

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 3.11% (A), 07/15/2027 (B)	$ 1,000,000	$ 995,808
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 2.37% (A), 04/25/2037	4,549,293	3,173,698
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 2.86% (A), 07/25/2035	500,000	501,689
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.39%, 2.45% (A), 02/25/2036	500,000	494,071
Regatta V Funding, Ltd.
Series 2014-1A, Class A1BR,
3-Month LIBOR + 1.16%, 3.50% (A), 10/25/2026 (B)	1,400,000	1,400,524
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.06%, 2.12% (A), 12/25/2036	64,107	22,947
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 2.46% (A), 01/25/2027	1,212,519	1,208,578
Series 2007-2, Class A3,
3-Month LIBOR + 0.04%, 2.38% (A), 01/25/2019	112,476	112,369
Series 2007-3, Class A3,
3-Month LIBOR + 0.04%, 2.38% (A), 04/25/2019	443,570	442,197
SoFi Consumer Loan Program LLC
Series 2016-3, Class A,
3.05%, 12/26/2025 (B)	690,137	687,370
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX,
1.83%, 05/25/2040 (B)	648,687	644,169
SoFi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	1,179,778	1,173,406
Sound Point CLO, Ltd.
Series 2015-3A, Class AR,
3-Month LIBOR + 0.89%, 3.24% (A), 01/20/2028 (B)	1,800,000	1,796,360
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1-Month LIBOR + 0.83%, 2.89% (A), 05/25/2035	2,564,098	2,557,257
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B) (D)	762,979	758,726

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 2.33% (A), 03/25/2036	$ 1,000,000	$ 898,551
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 3.49% (A), 01/17/2026 (B)	962,738	963,247
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 3.51% (A), 01/17/2026 (B)	962,738	963,288
Telos CLO, Ltd.
Series 2014-5A, Class A1R,
3-Month LIBOR + 0.95%, 3.29% (A), 04/17/2028 (B)	1,900,000	1,897,821
Trillium Credit Card Trust II
Series 2018-1A, Class A,
1-Month LIBOR + 0.25%, 2.32% (A), 02/27/2023 (B)	2,600,000	2,600,030
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	5,698	5,878
Series 2004-20C, Class 1,
4.34%, 03/01/2024	48,687	49,379
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 3.12% (A), 02/28/2026 (B)	1,900,000	1,892,949
VOLT LXII LLC
Series 2017-NPL9, Class A1,
3.13% (A), 09/25/2047 (B)	1,173,940	1,162,208
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.48%, 2.54% (A), 12/25/2035	6,500,000	6,500,097
Westlake Automobile Receivables Trust
Series 2017-1A, Class A2,
1.78%, 04/15/2020 (B)	291,003	290,706
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R,
3-Month LIBOR + 0.93%, 3.27% (A), 04/17/2027 (B)	1,700,000	1,695,403
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A2,
1.68%, 12/16/2019	811,538	808,915

Total Asset-Backed Securities (Cost $110,235,911)		117,021,425

CERTIFICATES OF DEPOSIT - 0.8%
Banks - 0.5%
Barclays Bank PLC
1.94% (E), 09/04/2018	3,900,000	3,900,000

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value

CERTIFICATES OF DEPOSIT (continued)
Capital Markets - 0.3%
Credit Suisse AG
1-Month LIBOR + 0.62%, 2.69% (A), 09/28/2018	$ 1,900,000	$ 1,900,000

Total Certificates of Deposit (Cost $5,800,000)		5,800,000

CORPORATE DEBT SECURITIES - 45.5%
Aerospace & Defense - 0.2%
Textron, Inc.
3-Month LIBOR + 0.55%, 2.90% (A), 11/10/2020	1,500,000	1,498,518

Airlines - 0.5%
Delta Air Lines, Inc.
2.60%, 12/04/2020	2,200,000	2,153,361
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,304,682	1,247,928

		3,401,289

Banks - 14.8%
Australia & New Zealand Banking Group, Ltd.
3-Month LIBOR + 0.46%, 2.78% (A), 05/17/2021 (B)	1,500,000	1,501,038
3.30%, 05/17/2021	1,600,000	1,592,832
Banco Bilbao Vizcaya Argentaria SA
Fixed until 02/19/2019, 7.00% (A), 02/19/2019 (F) (G)	EUR 1,400,000	1,677,965
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	$ 4,319,000	4,191,776
3-Month LIBOR + 0.79%, 3.11% (A), 03/05/2024, MTN	1,000,000	997,610
Fixed until 05/17/2021, 3.50% (A), 05/17/2022, MTN	2,000,000	1,998,204
Fixed until 07/23/2023, 3.86% (A), 07/23/2024	1,900,000	1,902,721
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 3.31% (A), 07/20/2023 (B) (D)	2,200,000	2,218,333
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,221,750
10.18%, 06/12/2021 (B)	1,840,000	2,118,138
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (G)	GBP 600,000	776,646
3.68%, 01/10/2023	$ 1,100,000	1,071,475
Fixed until 09/15/2019, 6.50% (A), 09/15/2019 (F)	EUR 800,000	973,105
Fixed until 12/15/2018, 8.25% (A), 12/15/2018 (F)	$ 1,500,000	1,527,522
CIT Group, Inc.
3.88%, 02/19/2019	1,050,000	1,052,100
CitiBank NA
3.40%, 07/23/2021	1,900,000	1,900,475
Citigroup, Inc.
2.05%, 06/07/2019	300,000	297,996
2.75%, 04/25/2022	1,700,000	1,647,423
3-Month LIBOR + 0.93%, 3.25% (A), 06/07/2019	900,000	906,073

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
3-Month LIBOR + 1.02%, 3.35% (A), 06/01/2024	$ 1,600,000	$ 1,606,311
3-Month LIBOR + 1.38%, 3.71% (A), 03/30/2021	300,000	306,903
3-Month LIBOR + 1.43%, 3.73% (A), 09/01/2023	500,000	512,599
Compass Bank
3-Month LIBOR + 0.73%, 3.06% (A), 06/11/2021	1,800,000	1,800,273
3.50%, 06/11/2021	1,800,000	1,794,094
Cooperatieve Rabobank UA
6.88%, 03/19/2020 (G)	EUR 3,300,000	4,254,225
Dexia Credit Local SA
2.38%, 09/20/2022 (B)	$ 1,500,000	1,450,489
Discover Bank
2.60%, 11/13/2018	1,400,000	1,399,664
4.20%, 08/08/2023	1,800,000	1,816,838
HSBC Holdings PLC
3-Month LIBOR + 0.60%, 2.93% (A), 05/18/2021	1,600,000	1,605,113
ING Bank NV
2.63%, 12/05/2022 (B)	800,000	778,906
JPMorgan Chase & Co.
2.40%, 06/07/2021	1,500,000	1,463,005
3-Month LIBOR + 0.61%, 2.94% (A), 06/18/2022	2,200,000	2,200,654
3-Month LIBOR + 0.90%, 3.24% (A), 04/25/2023	1,700,000	1,714,550
Fixed until 06/18/2021, 3.51% (A), 06/18/2022	2,200,000	2,201,832
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,799,518
JPMorgan Chase Bank NA
3-Month LIBOR + 0.25%, 2.61% (A), 02/13/2020	1,900,000	1,902,384
Key Bank NA
3.35%, 06/15/2021	2,200,000	2,199,350
Lloyds Bank PLC
3.30%, 05/07/2021	1,400,000	1,396,423
Fixed until 12/16/2024, 12.00% (A), 12/16/2024 (B) (F)	2,200,000	2,678,729
Lloyds Banking Group PLC
2.25%, 10/16/2024, MTN (G)	GBP 400,000	510,330
4.00%, 03/07/2025, MTN	AUD 2,500,000	1,846,269
Fixed until 06/27/2019, 7.00% (A), 06/27/2019 (F) (G)	GBP 1,200,000	1,626,296
Fixed until 06/27/2023, 7.63% (A), 06/27/2023 (F) (G)	700,000	1,013,423
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 1,600,000	1,581,086
3-Month LIBOR + 1.88%, 4.18% (A), 03/01/2021	658,000	680,867
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B)	1,400,000	1,365,834
3.63%, 06/20/2023	1,900,000	1,892,962
Royal Bank of Canada
2.30%, 03/22/2021	1,400,000	1,368,453
Royal Bank of Scotland Group PLC
3-Month LIBOR + 1.55%, 3.89% (A), 06/25/2024	1,800,000	1,815,084
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	1,300,000	1,304,747
Santander UK PLC
2.13%, 11/03/2020	1,500,000	1,458,095

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 2.75% (A), 05/17/2021 (B)	$ 1,600,000	$ 1,600,294
3.25%, 05/17/2021 (B)	1,600,000	1,590,536
Societe Generale SA
Fixed until 11/29/2018, 8.25% (A), 11/29/2018, MTN (F) (G)	1,300,000	1,319,055
Sumitomo Mitsui Trust Bank, Ltd.
3-Month LIBOR + 0.51%, 2.82% (A), 03/06/2019 (B)	1,400,000	1,402,960
Svenska Handelsbanken AB
3.35%, 05/24/2021, MTN	1,700,000	1,698,585
Synchrony Bank
3.65%, 05/24/2021	1,700,000	1,683,804
Toronto-Dominion Bank
2.25%, 03/15/2021 (B)	2,000,000	1,952,286
Wells Fargo & Co.
2.63%, 07/22/2022, MTN	2,300,000	2,220,467
3.00%, 02/19/2025, MTN	1,900,000	1,802,694
3-Month LIBOR + 3.77%, 6.11% (A), 09/15/2018 (F)	3,400,000	3,427,880
Wells Fargo Bank NA
Fixed until 07/23/2020, 3.33% (A), 07/23/2021	1,800,000	1,801,524
Westpac Banking Corp.
3.05%, 05/15/2020	1,600,000	1,598,749

		106,017,322

Beverages - 0.6%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,195,399
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023 (B) (D)	1,700,000	1,708,936
Suntory Holdings, Ltd.
2.55%, 06/28/2022 (B)	1,600,000	1,533,088

		4,437,423

Biotechnology - 0.4%
AbbVie, Inc.
2.50%, 05/14/2020	1,500,000	1,482,900
Celgene Corp.
2.88%, 08/15/2020	1,500,000	1,488,366

		2,971,266

Capital Markets - 5.3%
Blackstone CQP Holdco, LP
6.00%, 08/18/2021 (B) (D)	1,600,000	1,592,000
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 3.57% (A), 06/12/2024 (B)	1,800,000	1,812,290
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	1,200,000	1,187,693
3.13%, 12/10/2020	1,400,000	1,388,002
3.75%, 03/26/2025	1,600,000	1,551,810
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,681,186
Deutsche Bank AG
2.70%, 07/13/2020	1,500,000	1,465,920
3-Month LIBOR + 1.45%, 3.78% (A), 01/18/2019	1,400,000	1,403,066
3.95%, 02/27/2023	1,900,000	1,838,399
4.25%, 10/14/2021	2,700,000	2,696,865

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
3.20%, 02/23/2023	$ 1,600,000	$ 1,563,439
3-Month LIBOR + 1.10%, 3.44% (A), 11/15/2018, MTN	1,300,000	1,303,878
3-Month LIBOR + 1.17%, 3.49% (A), 05/15/2026	1,600,000	1,587,581
3-Month LIBOR + 1.20%, 3.54% (A), 09/15/2020	1,600,000	1,626,944
Morgan Stanley
3-Month LIBOR + 0.55%, 2.90% (A), 02/10/2021, MTN	1,800,000	1,803,132
3-Month LIBOR + 1.18%, 3.53% (A), 01/20/2022	1,600,000	1,625,669
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,900,000	1,889,620
UBS AG
3-Month LIBOR + 0.58%, 2.90% (A), 06/08/2020 (B)	2,600,000	2,609,529
7.63%, 08/17/2022	600,000	668,100
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	3,800,000	3,753,144
4.13%, 09/24/2025 (B)	2,200,000	2,197,425

		38,245,692

Chemicals - 0.6%
Syngenta Finance NV
3.70%, 04/24/2020 (B)	1,700,000	1,697,480
3.93%, 04/23/2021 (B)	1,200,000	1,198,535
5.18%, 04/24/2028 (B)	1,300,000	1,260,935

		4,156,950

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	531,121	503,237
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (H)	1,712,956	496,757
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 08/31/2018 (B) (F)	266,175	3,860

		1,003,854

Consumer Finance - 3.2%
American Express Co.
3.38%, 05/17/2021	1,600,000	1,602,201
3.40%, 02/27/2023	1,900,000	1,885,068
Capital One Financial Corp.
4.25%, 04/30/2025	1,500,000	1,507,339
Daimler Finance North America LLC
3.35%, 05/04/2021 (B)	1,600,000	1,591,736
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.83%, 3.16% (A), 03/12/2019	600,000	601,835
3-Month LIBOR + 1.24%, 3.59% (A), 02/15/2023	1,200,000	1,207,547
General Motors Financial Co., Inc.
2.45%, 11/06/2020	1,900,000	1,854,975
3-Month LIBOR + 0.54%, 2.90% (A), 11/06/2020	1,300,000	1,298,387
3.20%, 07/13/2020	1,500,000	1,495,276
3-Month LIBOR + 0.93%, 3.27% (A), 04/13/2020	1,700,000	1,712,823
3.55%, 04/09/2021	1,600,000	1,597,184
Harley-Davidson Financial Services, Inc.
3.55%, 05/21/2021 (B) (D)	1,700,000	1,700,434
John Deere Capital Corp.
3.45%, 06/07/2023, MTN	1,900,000	1,899,931

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Navient Corp.
5.00%, 10/26/2020	$ 900,000	$ 900,000
5.88%, 03/25/2021	300,000	304,500
Springleaf Finance Corp.
8.25%, 12/15/2020	1,200,000	1,299,000
Volkswagen Group of America Finance LLC
2.45%, 11/20/2019 (B)	700,000	692,668

		23,150,904

Diversified Consumer Services - 0.3%
Nationwide Building Society
Fixed until 03/08/2023, 3.77% (A), 03/08/2024 (B)	1,900,000	1,855,359

Diversified Financial Services - 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.13%, 07/03/2023	1,800,000	1,788,290
5.00%, 10/01/2021	1,800,000	1,849,427
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	1,900,000	1,839,121
4.13%, 08/01/2025 (B) (D)	1,400,000	1,381,235
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	1,500,000	1,497,908
Nordea Kredit Realkreditaktieselskab
1.00%, 10/01/2018, MTN (G)	DKK 14,400,000	2,263,970
Preferred Term Securities XVII, Ltd. / Preferred Term Securities XVII, Inc.
3-Month LIBOR + 0.40%, 2.73% (A), 06/23/2035 (B)	$ 1,259,870	1,175,418
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	1,600,000	1,540,507
4.13%, 07/15/2023 (B)	1,800,000	1,799,028
Tayarra, Ltd.
3.63%, 02/15/2022	3,103,721	3,133,282
Washington Prime Group, LP
5.95%, 08/15/2024 (I)	3,800,000	3,752,959

		22,021,145

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
3-Month LIBOR + 0.95%, 3.29% (A), 07/15/2021	1,500,000	1,516,976
5.00%, 03/01/2021	1,700,000	1,764,109
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (B)	1,600,000	1,526,889
Sprint Capital Corp.
6.90%, 05/01/2019	1,200,000	1,224,600
Telstra Corp., Ltd.
4.80%, 10/12/2021 (B)	1,800,000	1,860,903
United Group BV
4.38%, 07/01/2022 (B)	EUR 1,300,000	1,558,557
Verizon Communications, Inc.
3.38%, 02/15/2025	$ 4,590,000	4,448,453

		13,900,487

Electric Utilities - 2.3%
Duke Energy Corp.
3-Month LIBOR + 0.50%, 2.83% (A), 05/14/2021 (B) (D)	1,700,000	1,699,531
3.55%, 09/15/2021	1,100,000	1,108,019

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Electricite de France SA
4.60%, 01/27/2020 (B)	$ 1,500,000	$ 1,529,751
FirstEnergy Corp.
2.85%, 07/15/2022	1,500,000	1,451,981
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.32%, 2.64% (A), 09/03/2019	2,600,000	2,605,303
Fixed until 12/01/2027, 4.80% (A), 12/01/2077	1,100,000	1,034,000
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,500,000	1,533,523
PPL Capital Funding, Inc.
3.50%, 12/01/2022	2,000,000	1,983,802
Progress Energy, Inc.
4.88%, 12/01/2019	600,000	613,460
Southern Co.
3-Month LIBOR + 0.70%, 3.04% (A), 09/30/2020 (B)	2,000,000	2,009,106
Southern Power Co.
1.95%, 12/15/2019	900,000	886,164

		16,454,640

Equity Real Estate Investment Trusts - 1.8%
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	1,595,000	1,575,951
Crown Castle International Corp.
3.40%, 02/15/2021	1,850,000	1,846,546
3.70%, 06/15/2026	1,700,000	1,608,560
4.88%, 04/15/2022	900,000	927,367
Digital Realty Trust, LP
2.75%, 02/01/2023	1,400,000	1,335,699
4.45%, 07/15/2028	1,900,000	1,908,126
National Retail Properties, Inc.
3.50%, 10/15/2027	1,600,000	1,495,909
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,466,631

		13,164,789

Food Products - 0.7%
Campbell Soup Co.
3.30%, 03/15/2021	1,900,000	1,888,840
Danone SA
3.00%, 06/15/2022 (B) (I)	1,100,000	1,074,662
Kraft Heinz Foods Co.
4.00%, 06/15/2023 (I)	2,200,000	2,208,066

		5,171,568

Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.
2.13%, 06/06/2019	1,600,000	1,588,188
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,581,680
Medtronic, Inc.
2.50%, 03/15/2020	1,300,000	1,290,402

		4,460,270

Health Care Providers & Services - 0.6%
Centene Corp.
5.38%, 06/01/2026 (B)	1,200,000	1,228,500
CVS Health Corp.
3.13%, 03/09/2020	1,900,000	1,899,490
3.50%, 07/20/2022	1,300,000	1,292,449

		4,420,439

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.
3-Month LIBOR + 0.43%, 2.77% (A), 10/28/2021, MTN	$ 1,600,000	$ 1,606,139
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B)	1,500,000	1,447,500
5.50%, 03/01/2025 (B)	1,800,000	1,777,500

		4,831,139

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,825,630

Household Products - 0.5%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	3,900,000	3,728,209

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
5.20%, 10/01/2019	500,000	511,586

Industrial Conglomerates - 0.1%
General Electric Co.
Fixed until 01/21/2021, 5.00% (A), 01/21/2021 (F)	1,100,000	1,082,521

Insurance - 0.5%
Allstate Corp.
3-Month LIBOR + 0.63%, 2.96% (A), 03/29/2023	1,300,000	1,307,753
Jackson National Life Global Funding
3-Month LIBOR + 0.48%, 2.81% (A), 06/11/2021 (B)	1,500,000	1,503,246
New York Life Global Funding
2.90%, 01/17/2024 (B)	1,000,000	962,500

		3,773,499

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
4.25%, 08/22/2057	700,000	707,424

Internet Software & Services - 0.5%
eBay, Inc.
2.15%, 06/05/2020	3,000,000	2,942,230
2.88%, 08/01/2021	600,000	591,828

		3,534,058

IT Services - 0.2%
DXC Technology Co.
3-Month LIBOR + 0.95%, 3.25% (A), 03/01/2021	1,300,000	1,300,390

Machinery - 0.2%
CNH Industrial Capital LLC
4.38%, 11/06/2020 (I)	1,300,000	1,317,030

Media - 0.6%
Altice France SA
5.88%, 02/01/2027 (B) (D)	EUR 1,200,000	1,431,284
7.38%, 05/01/2026 (B)	$ 900,000	889,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	$ 1,800,000	$ 1,801,683

		4,122,842

Multi-Utilities - 0.3%
Sempra Energy
2.40%, 03/15/2020	1,900,000	1,869,641

Oil, Gas & Consumable Fuels - 0.8%
Continental Resources, Inc.
5.00%, 09/15/2022	600,000	608,848
Enbridge, Inc.
3-Month LIBOR + 0.70%, 3.04% (A), 06/15/2020	1,500,000	1,506,313
Energy Transfer Partners, LP
4.15%, 10/01/2020	800,000	808,690
Petrobras Global Finance BV
6.13%, 01/17/2022	408,000	422,974
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,500,000	1,568,405
5.75%, 05/15/2024	1,000,000	1,078,456

		5,993,686

Pharmaceuticals - 0.9%
Bayer US Finance II LLC
3-Month LIBOR + 1.01%, 3.35% (A), 12/15/2023 (B)	2,200,000	2,224,222
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	1,500,000	1,479,757
Teva Pharmaceutical Finance Netherlands II BV
4.50%, 03/01/2025	EUR 1,100,000	1,363,205
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/2024	$ 1,100,000	1,138,099

		6,205,283

Professional Services - 0.3%
Equifax, Inc.
3-Month LIBOR + 0.87%, 3.20% (A), 08/15/2021	2,100,000	2,113,814

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (G)	GBP 775,143	1,142,115

Software - 0.2%
Activision Blizzard, Inc.
2.30%, 09/15/2021	$ 1,600,000	1,547,056

Specialty Retail - 0.1%
QVC, Inc.
5.13%, 07/02/2022	800,000	813,825

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	800,000	812,013
5.45%, 06/15/2023 (B)	1,200,000	1,261,099

		2,073,112

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.6%
BAT Capital Corp.
2.30%, 08/14/2020 (B)		$ 2,600,000	$ 2,550,201
2.76%, 08/15/2022 (B)		1,000,000	965,938
BAT International Finance PLC
2.75%, 06/15/2020 (B)		500,000	495,227

			4,011,366

Trading Companies & Distributors - 0.6%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)		4,200,000	4,214,484

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc.
7.00%, 03/01/2020 (B)		900,000	934,110
Vodafone Group PLC
3-Month LIBOR + 0.99%, 3.33% (A), 01/16/2024		1,700,000	1,709,003

			2,643,113

Total Corporate Debt Securities (Cost $327,811,809)			325,693,738

FOREIGN GOVERNMENT OBLIGATIONS - 4.6%
Argentina - 0.2%
Bonos de la Nacion Argentina CON Ajuste por CER
4.00%, 03/06/2020	ARS	43,200,000	1,660,084

Brazil - 3.6%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/2018 - 01/01/2019	BRL	98,100,000	25,675,796

Germany - 0.0% (J)
Bundesobligation
Zero Coupon, 04/17/2020 (G)	EUR	300,000	354,427

Greece - 0.2%
Hellenic Republic Government Bond
4.75%, 04/17/2019 (G)		900,000	1,079,883

Japan - 0.4%
Japan Bank for International Cooperation
2.88%, 07/21/2027		$1,700,000	1,634,502
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)		1,400,000	1,362,986

			2,997,488

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)		1,400,000	1,366,890

Total Foreign Government Obligations (Cost $36,212,511)			33,134,568

MORTGAGE-BACKED SECURITIES - 7.2%
Alternative Loan Trust
Series 2005-81, Class A1,
1-Month LIBOR + 0.28%, 2.34% (A), 02/25/2037		282,861	254,682
Series 2005-82, Class A1,
1-Month LIBOR + 0.27%, 2.33% (A), 02/25/2036		1,107,720	965,999

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.27%, 2.33% (A), 08/25/2035	$ 1,058,380	$ 731,395
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	148,348	130,538
Series 2006-J8, Class A2,
6.00%, 02/25/2037	161,655	113,961
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.28% (A), 09/20/2046	833,300	692,294
Series 2006-OA17, Class 1A1A,
1-Month LIBOR + 0.20%, 2.28% (A), 12/20/2046	1,127,076	944,490
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.17%, 2.23% (A), 07/25/2046	950,170	904,741
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.17%, 2.23% (A), 11/25/2036	625,353	600,316
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	222,620	193,086
Series 2007-HY4, Class 1A1,
3.73% (A), 06/25/2037	390,262	333,789
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,537,766	994,825
Series 2007-OA6, Class A1B,
1-Month LIBOR + 0.20%, 2.26% (A), 06/25/2037	1,395,102	1,349,051
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
1-Month LIBOR + 0.21%, 2.27% (A), 10/25/2046	1,019,963	744,005
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 3.05% (A), 05/15/2035 (B)	2,200,000	2,202,050
Banc of America Funding Trust
Series 2005-D, Class A1,
4.00% (A), 05/25/2035	166,763	174,251
Series 2006-J, Class 4A1,
4.05% (A), 01/20/2047	31,506	30,255
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	2,411,976	2,408,950
BCAP LLC Trust
Series 2011-RR8, Class 2A1,
3.87% (A), 08/26/2037 (B)	536,903	538,622
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.86% (A), 11/25/2036	992,555	919,321
Series 2006-6, Class 32A1,
3.63% (A), 11/25/2036	199,727	167,828
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.23% (A), 08/25/2033	168,164	168,232
Series 2003-8, Class 2A1,
3.81% (A), 01/25/2034	4,540	4,641
Series 2003-8, Class 4A1,
3.90% (A), 01/25/2034	52,156	52,540
Series 2006-4, Class 1A1,
4.27% (A), 10/25/2036	67,920	65,250

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.73% (A), 01/26/2036	$ 126,063	$ 110,921
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	1,900,000	1,874,095
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 2.71% (A), 08/25/2035 (B)	70,154	68,864
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
3.67% (A), 10/19/2032	5,253	5,052
Series 2004-12, Class 12A1,
4.22% (A), 08/25/2034	66,850	65,378
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A,
1-Month LIBOR + 1.28%, 3.35% (A), 07/15/2027 (B)	1,800,000	1,799,983
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.24% (A), 09/25/2035	58,379	59,111
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	755,350	673,018
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 2.71% (A), 12/25/2036	1,382,294	1,118,800
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,400,000	1,394,389
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
2.55% (A), 03/25/2032 (B)	228	215
Series 2003-AR15, Class 2A1,
3.71% (A), 06/25/2033	241,590	242,080
Series 2003-AR28, Class 2A1,
3.57% (A), 12/25/2033	1,715,445	1,730,954
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	261,605	235,356
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	148,413	116,025
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
4.23% (A), 08/25/2035	14,339	11,972
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,394,759
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
3.71% (A), 09/25/2035	26,726	27,225
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.43% (A), 12/19/2035	195,481	161,109

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust (continued)
Series 2006-12, Class 2A2A,
1-Month LIBOR + 0.19%, 2.27% (A), 01/19/2038		$ 496,761	$ 487,065
Series 2006-6, Class 5A1A,
4.09% (A), 08/19/2036		88,602	83,024
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)		1,700,000	1,646,684
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.86% (A), 08/25/2035		1,030,916	930,573
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.18%, 2.24% (A), 05/25/2036 (D)		1,267,332	1,208,440
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 3.07% (A), 06/15/2032 (B)		2,200,000	2,202,741
Series 2018-PHH, Class A,
1-Month LIBOR + 0.91%, 2.91% (A), 06/15/2020 (B) (D) (K)		1,800,000	1,800,529
Lehman XS Trust
Series 2007-4N, Class 3A2A,
12-MTA + 0.75%, 2.40% (A), 03/25/2047		1,239,281	1,192,287
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 0.84% (A), 01/01/2061 (G)	GBP	1,595,903	1,995,958
Luminent Mortgage Trust
Series 2006-6, Class A1,
1-Month LIBOR + 0.20%, 2.26% (A), 10/25/2046		$259,064	257,761
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.46% (A), 03/25/2036		92,533	18,703
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A,
1-Month LIBOR + 1.00%, 3.09% (A), 10/25/2035		8,372	7,997
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.31% (A), 11/25/2035		3,057	2,962
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.40% (A), 07/13/2029 (B)		1,400,000	1,393,725
RALI Trust
Series 2008-QR1, Class 1A1,
1-Month LIBOR + 1.40%, 3.46% (A), 08/25/2036		475,084	451,566
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 3.66% (A), 01/26/2036 (B)		682,614	689,588
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)		130,119	129,241

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan REMIC Trust (continued)
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.40% (A), 06/25/2035 (B)	$ 369,222	$ 355,338
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	648	666
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 2.48% (A), 06/12/2044 (G)	2,025,095	1,947,441
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 3.14% (A), 12/20/2034	807,943	782,543
Series 2007-1, Class 1A1,
3.53% (A), 01/20/2047	227,631	184,452
Series 2007-3, Class 2AA1,
3.96% (A), 07/20/2037	1,250,192	1,193,881
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.85% (A), 10/20/2027	7,595	7,261
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.91% (A), 09/25/2034	207,638	207,195
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 3.05% (A), 01/25/2035	89,420	83,583
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.33% (A), 07/19/2035	15,235	14,863
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.33% (A), 07/19/2035	15,787	15,414
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.33% (A), 07/19/2035	39,100	38,021
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.34% (A), 02/25/2036	264,369	246,783
Series 2006-AR3, Class 12A1,
1-Month LIBOR + 0.22%, 2.28% (A), 05/25/2036	333,426	302,615
Series 2006-AR6, Class 2A1,
1-Month LIBOR + 0.19%, 2.25% (A), 07/25/2046	1,045,001	877,939
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 2.74% (A), 09/19/2032	4,916	4,800
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
4.25% (A), 06/25/2033	220,569	217,968
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR9, Class 1A,
12-MTA + 1.40%, 3.05% (A), 08/25/2042	3,693	3,601
Series 2003-AR9, Class 2A,
3.39% (A), 09/25/2033	353,294	357,767

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2006-AR19, Class 1A,
12-MTA + 0.74%, 2.39% (A), 01/25/2047	$ 433,589	$ 399,350
Series 2006-AR19, Class 1A1A,
12-MTA + 0.73%, 2.38% (A), 01/25/2047	393,527	392,540
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.39% (A), 08/25/2046	268,012	258,525
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
3.75% (A), 01/25/2035	41,101	42,011
Series 2005-AR2, Class 1A1,
3.87% (A), 03/25/2035	780,257	790,181
Series 2006-AR1, Class 2A4,
3.97% (A), 03/25/2036	1,281,619	1,250,186
Series 2006-AR8, Class 2A4,
4.06% (A), 04/25/2036	73,765	74,922

Total Mortgage-Backed Securities (Cost $50,312,178)		51,323,108

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Illinois - 0.5%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	1,000,000	1,088,800
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,602,600
7.35%, 07/01/2035	1,015,000	1,137,856

		3,829,256

New York - 0.0% (J)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
4.73%, 11/01/2023	100,000	106,674

South Carolina - 0.1%
South Carolina Student Loan Corp., Revenue Bonds,
Series A-3,
3-Month LIBOR + 0.14%, 2.44% (A), 12/01/2023	433,001	432,996

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	955,000	948,258

Total Municipal Government Obligations (Cost $5,075,118)		5,317,184

U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.6%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 3.21% (A), 09/01/2035	13,425	13,898
1-Year CMT + 2.22%, 3.47% (A), 11/01/2033	29,352	30,831
3.50%, TBA (K)	7,000,000	6,932,771
1-Year CMT + 2.26%, 3.54% (A), 01/01/2036	1,142,895	1,207,986
12-Month LIBOR + 1.87%, 3.62% (A), 09/01/2035	151,567	160,022

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year CMT + 2.23%, 3.93% (A), 03/01/2034	$ 39,376	$ 41,369
4.00%, TBA (K)	4,000,000	4,061,021
4.50%, 08/01/2025 - 05/01/2037	30,913	32,148
4.50%, TBA (K)	3,000,000	3,110,417
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.47% (A), 06/15/2041	1,204,257	1,210,773
6.50%, 04/15/2029	1,185	1,295
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.75% (A), 10/25/2044	167,560	167,140
12-MTA + 1.40%, 2.91% (A), 07/25/2044	167,161	167,736
6.50%, 07/25/2043	9,520	10,657
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 2.44% (A), 09/25/2042	160,487	159,637
12-MTA + 1.20%, 2.76% (A), 03/01/2044 - 10/01/2044	532,984	540,014
3.00%, TBA (K)	83,000,000	79,916,678
1-Year CMT + 2.04%, 3.17% (A), 09/01/2035	178,320	187,273
3.31%, 07/01/2023	3,286,700	3,288,844
1-Year CMT + 2.19%, 3.31% (A), 01/01/2026	1,674	1,680
3.50%, 02/01/2027	135,576	137,085
3.50%, TBA (K)	120,800,000	119,731,918
1-Year CMT + 2.27%, 3.52% (A), 11/01/2033	29,348	31,104
12-Month LIBOR + 1.35%, 3.66% (A), 07/01/2035	71,074	73,589
1-Year CMT + 2.22%, 3.70% (A), 01/01/2028	12,281	12,867
12-Month LIBOR + 1.68%, 3.79% (A), 03/01/2034	92,035	96,538
4.00%, TBA (K)	151,000,000	153,174,837
4.50%, 12/01/2024	161,230	166,247
4.50%, TBA (K)	15,000,000	15,543,516
5.00%, 08/01/2020 - 10/01/2029	210,266	221,458
5.00%, TBA (K)	9,000,000	9,451,563
6.00%, 07/01/2035 - 06/01/2040	1,055,563	1,152,158
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.10%, 2.16% (A), 01/25/2021	14	14
1-Month LIBOR + 0.45%, 2.43% (A), 09/25/2046	801,639	801,933
6.30%, 10/17/2038	89,965	90,086
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 5.04% (A), 07/25/2034	391,471	54,483
Government National Mortgage Association
1-Month LIBOR + 0.60%, 2.60% (A), 08/20/2065 - 10/20/2065	3,483,655	3,505,594
1-Year CMT + 1.50%, 2.63% (A), 05/20/2024	14,035	14,348
1-Month LIBOR + 0.95%, 2.95% (A), 12/20/2066	1,272,032	1,299,616
3.00%, TBA (K)	1,000,000	975,703
1-Month LIBOR + 1.00%, 3.00% (A), 12/20/2065	5,142,078	5,259,289

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
3.50%, TBA (K)	$ 1,000,000	$ 1,000,430
4.00%, TBA (K)	5,000,000	5,111,719
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 4.49% (A), 04/16/2033 - 10/16/2033	403,287	54,902
(1.00) * 1-Month LIBOR + 6.60%, 4.51% (A), 09/20/2034	401,969	61,046
(1.00) * 1-Month LIBOR + 6.60%, 4.53% (A), 08/16/2033	749,798	106,296

Total U.S. Government Agency Obligations (Cost $419,710,206)		419,370,529

U.S. GOVERNMENT OBLIGATIONS - 24.5%
U.S. Treasury - 24.5%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042 (L)	10,000,000	9,441,289
2.88%, 05/15/2043	3,600,000	3,472,312
2.88%, 08/15/2045 (L)	7,200,000	6,923,531
3.00%, 05/15/2042 - 02/15/2048 (L)	12,000,000	11,826,797
3.13%, 02/15/2043	1,000,000	1,007,852
3.13%, 08/15/2044 (L)	9,700,000	9,773,887
4.25%, 05/15/2039	900,000	1,067,449
4.38%, 11/15/2039 (L)	4,900,000	5,914,645
4.38%, 05/15/2040	1,400,000	1,693,453
4.63%, 02/15/2040	700,000	873,469
U.S. Treasury Note
1.88%, 07/31/2022 (M) (N)	900,000	868,008
1.88%, 08/31/2022 (N) (O)	4,000,000	3,854,375
2.00%, 12/31/2021 (L) (M) (O)	86,900,000	84,649,426
2.00%, 10/31/2022 (N)	400,000	386,797
2.13%, 09/30/2024 (L)	14,800,000	14,149,031
2.25%, 08/15/2027 (L)	8,800,000	8,304,656
2.38%, 05/15/2027 (L)	11,400,000	10,890,562

Total U.S. Government Obligations (Cost $179,072,491)		175,097,539

	Shares	Value
COMMON STOCK - 0.0% (J)
Household Durables - 0.0% (J)
Urbi Desarrollos Urbanos SAB de CV (D) (P)	7,629	1,511

Total Common Stock (Cost $417,591)		1,511

	Principal	Value
COMMERCIAL PAPER - 1.7%
Consumer Finance - 0.2%
Ford Motor Credit Co.
2.90% (E), 02/19/2019	$ 1,600,000	1,575,042

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.67% (E), 09/06/2018	4,300,000	4,288,734

Electric Utilities - 0.2%
ENTERGY Corp.
2.76% (E), 09/04/2018	1,800,000	1,795,410

Food Products - 0.7%
Mondelez International Inc.
2.48% (E), 08/15/2018	4,700,000	4,695,558

Total Commercial Paper (Cost $12,354,744)		12,354,744

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 11.9%
Argentina - 1.0%
Argentina Treasury Bill
0.00% (E) (Q), 09/14/2018	$ 64,000,000	$ 2,514,342
3.09% (E), 11/16/2018	900,000	887,478
3.10% (E), 01/11/2019	800,000	786,045
3.54% (E), 02/22/2019	2,000,000	1,957,270
Bonos de la Nacion Argentina con Ajuste por CER
0.00% (E) (Q), 02/08/2019	ARS 22,000,000	911,217

		7,056,352

Greece - 0.6%
Hellenic Republic Treasury Bill
0.60% (E), 08/10/2018	EUR 1,000,000	1,169,046
0.71% (E), 11/02/2018	300,000	350,001
1.15% (E), 08/03/2018	700,000	818,545
1.22% (E), 03/15/2019	700,000	813,884
1.27% (E), 03/15/2019	1,000,000	1,162,692

		4,314,168

Japan - 10.3%
Japan Treasury Discount Bill
0.00% (E) (Q), 08/06/2018 - 10/09/2018	JPY 6,310,000,000	56,439,011
0.00% (E) (Q), 08/27/2018	$ 1,970,000,000	17,619,762

		74,058,773

Total Short-Term Foreign Government Obligations (Cost $87,718,957)		85,429,293

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (E)	6,209,510	6,209,510

Total Securities Lending Collateral (Cost $6,209,510)		6,209,510

Total Investments Excluding Purchased Options/Swaptions (Cost $1,240,931,026)		1,236,753,149
Total Purchased Options/Swaptions - 0.0% (J) (Cost $411,705)		144,526

Total Investments (Cost $1,241,342,731)		1,236,897,675

	Principal	Value
TBA SHORT COMMITMENT - (0.4)%
U.S. GOVERNMENT AGENCY OBLIGATION - (0.4)%
Federal National Mortgage Association 4.00%, TBA, (K)	$ (3,000,000)	$ (3,047,344)

Total TBA Short Commitment (Proceeds $3,047,813)		(3,047,344)

Net Other Assets (Liabilities) - (72.5)%		(518,330,312)

Net Assets - 100.0%		$ 715,520,019

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (16.8)%

Credit Agricole Corporate and Investment Bank, 2.04% (E), dated 07/31/2018, to be repurchased at $(3,633,956) on 08/01/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2024, and with a value of $(3,660,590).

	$ (3,633,750)	$ (3,633,750)
Credit Agricole Corporate and Investment Bank, 2.04% (E), dated 07/12/2018, to be repurchased at $(1,354,360) on 08/02/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2024, and with a value of $(1,348,639).	(1,352,750)	(1,352,750)
Credit Agricole Corporate and Investment Bank, 2.05% (E), dated 07/26/2018, to be repurchased at $(10,191,869) on 08/09/2018. Collateralized by U.S. Government Obligations, 2.25% - 2.38%, due 05/15/2027 - 08/15/2027, and with a total value of $(10,162,562).	(10,183,750)	(10,183,750)
Merrill Lynch Pierce Fenner & Smith, 2.03% (E), dated 07/24/2018, to be repurchased at $(2,594,046) on 08/07/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(2,593,357).	(2,592,000)	(2,592,000)
Merrill Lynch Pierce Fenner & Smith, 2.05% (E), dated 07/09/2018, to be repurchased at $(52,094,800) on 08/09/2018. Collateralized by U.S. Government Obligations, 2.00%, due 12/31/2021, and with a total value of $(51,921,998).	(52,003,000)	(52,003,000)
RBS Securities, Inc., 2.14% (E), dated 07/23/2018, to be repurchased at $(6,236,421) on 10/23/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(6,133,608).	(6,202,500)	(6,202,500)
RBS Securities, Inc., 2.17% (E), dated 07/30/2018, to be repurchased at $(3,294,921) on 10/30/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2024, and with a value of $(3,275,265).	(3,276,750)	(3,276,750)
Standard Chartered Bank, 2.06% (E), dated 07/20/2018, to be repurchased at $(1,163,059) on 08/20/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(1,171,173).	(1,161,000)	(1,161,000)
Standard Chartered Bank, 2.07% (E), dated 08/01/2018, to be repurchased at $(5,986,932) on 09/04/2018. Collateralized by a U.S. Government Obligation, 2.13%, due 09/30/2024, and with a value of $(5,935,446).	(5,975,250)	(5,975,250)

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Standard Chartered Bank, 2.08% (E), dated 07/25/2018, to be repurchased at $(24,671,080) on 08/23/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(24,622,934).

	$ (24,629,811)	$ (24,629,811)
Standard Chartered Bank, 2.12% (E), dated 05/22/2018, to be repurchased at $(6,858,457) on 08/22/2018. Collateralized by U.S. Government Obligations, 2.00% - 2.38%, due 12/31/2021 - 05/15/2027, and with a total value of $(6,792,443).	(6,821,500)	(6,821,500)
Standard Chartered Bank, 2.18% (E), dated 06/21/2018, to be repurchased at $(2,060,082) on 08/21/2018. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(2,044,536).	(2,052,500)	(2,052,500)

Total Reverse Repurchase Agreements (Cost $119,884,561)		$ (119,884,561)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year Canada Government Bond Futures	CAD	156.00	08/17/2018	CAD	2,695,400	20	$187	$77
Call - 10-Year Canada Government Bond Futures	CAD	159.50	08/17/2018	CAD	6,603,730	49	451	188
Call - 10-Year U.S. Treasury Note Futures	USD	136.00	08/24/2018	USD	11,344,900	95	779	95
Call - U.S. Treasury Note Futures	USD	172.00	08/24/2018	USD	2,716,430	19	156	19
Call - U.S. Treasury Note Futures	USD	173.00	08/24/2018	USD	142,970	1	8	1
Call - U.S. Treasury Note Futures	USD	175.00	08/24/2018	USD	2,144,550	15	128	15
Call - U.S. Treasury Note Futures	USD	181.00	08/24/2018	USD	1,000,790	7	57	7
Put - 05-Year U.S. Treasury Note Futures	USD	104.00	11/23/2018	USD	5,529,160	49	419	49
Put - 05-Year U.S. Treasury Note Futures	USD	104.25	11/23/2018	USD	9,478,560	84	718	656
Put - 05-Year U.S. Treasury Note Futures	USD	105.75	08/24/2018	USD	7,579,710	67	573	67
Put - 05-Year U.S. Treasury Note Futures	USD	106.25	08/24/2018	USD	16,969,500	150	1,283	150
Put - 05-Year U.S. Treasury Note Futures	USD	106.50	08/24/2018	USD	17,648,280	156	1,334	156
Put - 05-Year U.S. Treasury Note Futures	USD	106.75	08/24/2018	USD	19,797,750	175	1,496	175
Put - 05-Year U.S. Treasury Note Futures	USD	107.00	08/24/2018	USD	14,820,030	131	1,120	131
Put - 05-Year U.S. Treasury Note Futures	USD	107.25	08/24/2018	USD	4,185,810	37	316	37
Put - 10-Year U.S. Treasury Note Futures	USD	106.50	08/24/2018	USD	11,942,000	100	855	100
Put - 10-Year U.S. Treasury Note Futures	USD	107.00	08/24/2018	USD	18,271,260	153	1,308	153
Put - 10-Year U.S. Treasury Note Futures	USD	107.50	08/24/2018	USD	10,867,220	91	778	91
Put - 10-Year U.S. Treasury Note Futures	USD	108.00	08/24/2018	USD	18,629,520	156	1,334	156
Put - 10-Year U.S. Treasury Note Futures	USD	108.50	08/24/2018	USD	5,373,900	45	385	45

Total							$13,685	$2,368

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	MSC	3-Month USD-LIBOR	Pay	2.91%	08/20/2018	USD	2,900,000	$286,000	$86,496
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.94	08/20/2018	USD	900,000	88,020	21,445
Put - Receives Floating Rate Index 3-Month USD-LIBOR (D)	GSB	3-Month USD-LIBOR	Pay	2.94	12/12/2019	USD	500,000	24,000	34,217

Total								$398,020	$142,158

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. MXN	HSBC	USD	19.18	08/24/2018	USD	2,900,000	$(15,877)	$(14,735)
Call - USD vs. MXN	JPM	USD	19.27	08/31/2018	USD	2,900,000	(16,124)	(17,272)
Call - USD vs. MXN	JPM	USD	19.50	08/21/2018	USD	2,800,000	(46,172)	(5,589)
Call - USD vs. MXN	JPM	USD	19.70	08/22/2018	USD	2,900,000	(20,329)	(4,005)
Call - USD vs. MXN	MSCS	USD	19.79	08/28/2018	USD	2,200,000	(16,060)	(3,971)
Call - USD vs. MXN	BNP	USD	19.89	08/20/2018	USD	1,900,000	(13,767)	(1,377)
Call - USD vs. RUB	GSB	USD	64.95	08/17/2018	USD	1,800,000	(9,828)	(2,920)
Call - USD vs. RUB	HSBC	USD	65.52	09/07/2018	USD	1,900,000	(14,535)	(7,530)
Call - USD vs. RUB	HSBC	USD	65.96	08/24/2018	USD	3,600,000	(30,816)	(5,260)
Call - USD vs. RUB	DUB	USD	66.09	08/27/2018	USD	1,500,000	(13,275)	(2,415)
Call - USD vs. RUB	MSCS	USD	66.10	09/05/2018	USD	2,900,000	(24,679)	(7,989)
Call - USD vs. RUB	CITI	USD	66.19	08/24/2018	USD	1,500,000	(12,472)	(1,914)
Call - USD vs. RUB	BNP	USD	66.40	08/24/2018	USD	1,700,000	(14,299)	(1,916)
Call - USD vs. RUB	CITI	USD	66.49	08/17/2018	USD	1,900,000	(17,509)	(1,030)
Call - USD vs. RUB	CITI	USD	66.55	08/17/2018	USD	1,900,000	(18,164)	(988)
Call - USD vs. RUB	CITI	USD	67.40	08/17/2018	USD	1,600,000	(14,968)	(477)
Put - AUD vs. USD	UBS	AUD	0.72	08/20/2018	AUD	3,700,000	(14,953)	(1,932)
Put - AUD vs. USD	GSB	AUD	0.73	08/23/2018	AUD	2,700,000	(10,766)	(2,702)

Total							$(324,593)	$(84,022)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75%	12/12/2019	USD	2,200,000	$(24,000)	$(47,828)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	13,000,000	(290,081)	(113,341)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	4,100,000	(91,318)	(35,746)

Total								$(405,399)	$(196,915)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(729,992)	$(280,937)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2018 (U)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Carrefour SA, 1.75%, 05/22/2019	1.00%	Quarterly	06/20/2023	0.82%	EUR	1,600,000	$18,162	$7,088	$11,074
Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	5.00	Quarterly	12/20/2022	1.06	USD	1,500,000	249,367	250,397	(1,030)
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.35	USD	1,000,000	18,977	9,981	8,996
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.41	USD	1,400,000	28,502	13,525	14,977
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.36	USD	1,500,000	33,517	(8,751)	42,268
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.71	EUR	1,200,000	17,890	(42,345)	60,235

Total							$366,415	$229,895	$136,520

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD	3,600,000	$73,936	$55,012	$18,924
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD	7,300,000	146,486	106,987	39,499

Total						$220,422	$161,999	$58,423

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	400,000	$68,164	$(4,989)	$73,153
3-Month USD-LIBOR	Receive	1.96	Quarterly/ Semi-Annually	12/05/2019	USD	14,800,000	(168,499)	—	(168,499)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/ Quarterly	06/20/2028	USD	16,500,000	1,112,984	876,855	236,129
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/ Quarterly	12/20/2027	USD	7,900,000	359,314	(110,240)	469,554
6-Month EUR-EURIBOR	Receive	1.25	Semi-Annually/ Annually	09/19/2028	EUR	35,700,000	1,130,514	970,629	159,885
6-Month EUR-EURIBOR	Receive	1.25	Semi-Annually/ Annually	12/19/2028	EUR	5,500,000	139,202	93,067	46,135
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually/ Annually	09/19/2048	EUR	2,500,000	(24,507)	(28,423)	3,916
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually/ Annually	07/04/2042	EUR	5,800,000	6,225	—	6,225
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2023	GBP	8,500,000	(50,311)	(1,652)	(48,659)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/19/2028	GBP	7,100,000	92,874	163,930	(71,056)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	12/19/2028	GBP	2,200,000	35,584	36,249	(665)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	12/19/2048	GBP	4,700,000	286,667	22,050	264,617
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	09/19/2048	GBP	1,000,000	(21,826)	(51,862)	30,036
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,960,000,000	(174,135)	(165,553)	(8,582)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	3,050,000,000	(183,305)	(143,477)	(39,828)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	(9,809)	(30,796)	20,987
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	2,699	20,548	(17,849)
6-Month JPY-LIBOR	Pay	0.38	Semi-Annually	06/18/2028	JPY	20,000,000	(905)	312	(1,217)
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	220,000,000	(13,688)	(180)	(13,508)
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(22,611)	(32,123)	9,512
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	320,000,000	(13,856)	3,772	(17,628)
6-Month JPY-LIBOR	Pay	1.00	Semi-Annually	03/23/2048	JPY	40,000,000	(8,262)	(1,250)	(7,012)
BRL-CDI	Receive	7.50	Maturity	01/02/2020	BRL	140,000,000	(91,080)	(86,917)	(4,163)
BRL-CDI	Receive	9.20	Maturity	01/04/2021	BRL	72,900,000	185,362	(49,561)	234,923

Total							$2,636,795	$1,480,389	$1,156,406

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2018 (U)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	1.32%	USD	400,000	$(1,009)	$(11,533)	$10,524

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	MLI	0.50%	Monthly	09/17/2058	USD	3,600,000	$10,116	$(139,018)	$149,134

Value
OTC Swap Agreements, at value (Assets)	$10,116
OTC Swap Agreements, at value (Liabilities)	$(1,009)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	30	03/18/2019	$7,291,531	$7,287,750	$—	$(3,781)
90-Day Eurodollar	Short	(196)	06/15/2020	(47,590,105)	(47,495,700)	94,405	—
90-Day Eurodollar	Short	(174)	09/14/2020	(42,194,340)	(42,166,725)	27,615	—
90-Day Eurodollar	Short	(55)	12/14/2020	(13,327,131)	(13,327,875)	—	(744)
3-Month EURIBOR	Long	500	09/17/2018	146,585,226	146,629,173	43,947	—
3-Month EURIBOR	Long	134	12/17/2018	39,276,430	39,288,784	12,354	—
5-Year U.S. Treasury Note	Long	883	09/28/2018	100,185,534	99,889,375	—	(296,159)
10-Year Australia Treasury Bond	Short	(239)	09/17/2018	(22,659,883)	(22,942,964)	—	(283,081)
10-Year Canada Government Bond	Short	(77)	09/19/2018	(7,940,977)	(7,977,315)	—	(36,338)
10-Year Japan Government Bond	Short	(14)	09/12/2018	(18,861,557)	(18,867,415)	—	(5,858)
10-Year U.S. Treasury Note	Long	15	09/19/2018	1,792,514	1,791,328	—	(1,186)
Euro OAT	Short	(318)	09/06/2018	(56,940,704)	(57,165,005)	—	(224,301)
Euro-BTP Italy Government Bond	Short	(135)	09/06/2018	(20,205,985)	(20,095,863)	110,122	—
German Euro Bund	Short	(75)	09/06/2018	(14,195,847)	(14,170,767)	25,080	—
German Euro BUXL	Short	(37)	09/06/2018	(7,591,029)	(7,597,500)	—	(6,471)
German Euro Schatz	Short	(26)	09/06/2018	(3,404,890)	(3,402,259)	2,631	—
OTC Call Options Exercise Price EUR 152.00 on German Euro Bund Futures	Long	30	08/24/2018	381	351	—	(30)
OTC Call Options Exercise Price EUR 158.00 on German Euro Bund Futures	Long	62	08/24/2018	880	—	—	(880)
OTC Call Options Exercise Price EUR 168.00 on German Euro Bund Futures	Long	101	08/24/2018	1,283	1,181	—	(102)
OTC Call Options Exercise Price EUR 170.00 on German Euro Bund Futures	Long	20	08/24/2018	254	234	—	(20)
OTC Call Options Exercise Price EUR 180.00 on German Euro Bund Futures	Long	189	08/24/2018	2,400	2,210	—	(190)
OTC Call Options Exercise Price EUR 197.00 on German Euro Bund Futures	Long	75	08/24/2018	952	877	—	(75)
OTC Put Options Exercise Price EUR 144.00 on German Euro Bund Futures	Long	63	08/24/2018	737	737	—	—
OTC Put Options Exercise Price EUR 145.00 on German Euro Bund Futures	Long	216	08/24/2018	2,743	2,526	—	(217)
OTC Put Options Exercise Price EUR 160.00 on German Euro Bund Futures	Short	(41)	08/24/2018	(11,945)	(7,192)	4,753	—
OTC Put Options Exercise Price EUR 160.50 on German Euro Bund Futures	Short	(72)	08/24/2018	(31,921)	(20,206)	11,715	—

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.K. Gilt	Short	(62)	09/26/2018	$(9,916,891)	$(9,983,462)	$—	$(66,571)
U.S. Treasury Bond	Short	(108)	09/19/2018	(15,414,916)	(15,440,625)	—	(25,709)

Total						$332,622	$(951,713)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/13/2018	RUB	331,872,590	USD	5,333,000	$—	$(29,364)
BCLY	08/23/2018	USD	697,233	MXN	13,257,330	—	(11,165)
BCLY	10/09/2018	USD	9,093,075	JPY	1,000,000,000	106,756	—
BNP	08/02/2018	USD	18,421,798	EUR	15,794,000	—	(49,577)
BNP	08/15/2018	USD	1,564,407	GBP	1,170,000	27,730	—
BNP	08/15/2018	JPY	367,500,000	USD	3,334,885	—	(44,812)
BNP	08/27/2018	USD	200,699	ARS	6,034,003	—	(13,288)
BNP	08/27/2018	USD	11,988,970	JPY	1,300,000,000	340,426	—
BNP	08/27/2018	USD	2,791,557	MXN	56,038,000	—	(200,583)
BNP	08/27/2018	MXN	45,840,000	USD	2,288,144	159,476	—
BNP	09/19/2018	INR	13,418,255	USD	196,145	—	(1,679)
BNP	10/01/2018	USD	330,867	DKK	2,051,000	7,457	—
BNP	10/09/2018	USD	272,802	JPY	30,000,000	3,212	—
BOA	08/02/2018	USD	2,030,981	AUD	2,751,000	—	(12,905)
BOA	08/02/2018	EUR	13,822,000	USD	16,106,777	58,307	—
BOA	08/06/2018	USD	10,368,209	JPY	1,130,000,000	258,340	—
BOA	08/13/2018	USD	2,486,520	JPY	270,000,000	69,676	—
BOA	08/15/2018	USD	19,718,934	JPY	2,149,300,000	477,156	—
BOA	08/15/2018	USD	15,164,593	SEK	131,410,000	201,933	—
BOA	08/15/2018	JPY	363,600,000	USD	3,293,281	—	(38,124)
BOA	08/24/2018	RUB	483,968,872	USD	7,784,742	—	(61,168)
BOA	08/27/2018	USD	3,765,164	JPY	410,000,000	91,392	—
BOA	09/04/2018	USD	16,145,326	EUR	13,822,000	—	(60,471)
BOA	09/06/2018	RUB	38,362,860	USD	603,000	8,435	—
BOA	10/01/2018	USD	431,202	DKK	2,655,000	12,552	—
BOA	10/02/2018	USD	1,812,779	BRL	6,100,000	198,299	—
BOA	11/02/2018	USD	363,999	EUR	300,000	10,687	—
CITI	08/02/2018	USD	744,040	BRL	2,793,796	—	(150)
CITI	08/02/2018	USD	7,521,888	GBP	5,743,000	—	(16,691)
CITI	08/02/2018	EUR	3,021,000	USD	3,524,735	8,380	—
CITI	08/02/2018	BRL	2,793,796	USD	750,012	—	(5,822)
CITI	08/06/2018	USD	2,301,454	JPY	250,000,000	64,757	—
CITI	08/10/2018	USD	1,193,730	EUR	1,000,000	23,505	—
CITI	08/13/2018	USD	1,105,115	JPY	120,000,000	30,962	—
CITI	08/15/2018	USD	3,477,580	JPY	385,400,000	27,256	—
CITI	08/15/2018	JPY	1,802,100,000	USD	16,491,710	—	(358,266)
CITI	08/15/2018	SEK	16,490,000	USD	1,859,537	18,055	—
CITI	08/20/2018	USD	1,088,223	JPY	120,000,000	13,522	—
CITI	08/27/2018	USD	11,127,956	MXN	223,133,000	—	(786,197)
CITI	08/27/2018	MXN	13,713,000	USD	682,001	50,202	—
CITI	08/27/2018	RUB	52,034,400	USD	825,000	5,095	—
CITI	09/04/2018	GBP	5,743,000	USD	7,531,984	17,270	—
CITI	09/05/2018	USD	747,014	BRL	2,793,796	5,812	—
CITI	10/09/2018	USD	4,908,912	JPY	540,000,000	56,300	—
CITI	10/26/2018	MXN	200,946,809	USD	10,383,344	241,007	—
DUB	08/02/2018	USD	1,183,994	BRL	4,590,631	—	(38,823)
DUB	08/02/2018	BRL	4,590,631	USD	1,222,571	247	—
DUB	08/15/2018	SEK	11,910,000	USD	1,381,988	—	(25,887)
DUB	09/05/2018	BRL	2,221,784	USD	570,976	18,469	—
GSB	08/02/2018	USD	310,000	BRL	1,192,415	—	(7,626)
GSB	08/02/2018	EUR	656,000	USD	765,395	1,809	—
GSB	08/02/2018	BRL	1,192,415	USD	317,562	64	—
GSB	08/15/2018	USD	2,401,256	GBP	1,830,000	—	(2,265)
GSB	08/15/2018	USD	2,402,938	JPY	265,100,000	29,609	—
GSB	08/15/2018	JPY	527,900,000	USD	4,820,143	—	(94,077)
GSB	08/24/2018	USD	212,944	RUB	13,418,464	—	(1,199)
GSB	08/27/2018	USD	2,800,447	MXN	55,842,000	—	(181,228)
GSB	08/27/2018	RUB	41,323,760	USD	652,000	7,230	—

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSB	08/27/2018	MXN	1,687,602	USD	84,000	$6,109	$—
GSB	08/31/2018	RUB	37,530,000	USD	600,000	—	(1,517)
GSB	10/02/2018	USD	12,240,633	BRL	41,000,000	1,389,211	—
HSBC	08/02/2018	USD	1,996,952	EUR	1,705,000	2,924	—
HSBC	08/10/2018	RUB	52,774,019	USD	839,816	3,882	—
HSBC	08/13/2018	RUB	24,686,130	USD	399,000	—	(4,492)
HSBC	08/24/2018	USD	7,984,854	RUB	500,051,208	16,975	(12,351)
HSBC	08/24/2018	RUB	8,185,050	USD	129,000	1,624	—
HSBC	08/27/2018	USD	785,363	MXN	15,059,000	—	(18,710)
HSBC	08/27/2018	USD	652,000	RUB	41,323,760	—	(7,230)
HSBC	08/27/2018	MXN	15,044,000	USD	745,880	57,392	—
HSBC	08/27/2018	RUB	76,999,590	USD	1,217,000	11,359	—
HSBC	08/30/2018	RUB	56,505,825	USD	895,000	6,086	—
HSBC	09/11/2018	RUB	66,010,560	USD	1,056,000	—	(4,382)
HSBC	10/01/2018	USD	3,138,099	DKK	19,940,000	—	(6,115)
HSBC	10/15/2018	USD	834,266	RUB	52,774,019	—	(3,849)
HSBC	10/15/2018	RUB	21,303,221	USD	334,000	4,321	—
HSBC	03/15/2019	USD	2,172,443	EUR	1,700,000	147,406	—
JPM	08/02/2018	USD	431,000	BRL	1,601,381	4,436	—
JPM	08/02/2018	USD	300,086	CAD	395,000	—	(3,571)
JPM	08/02/2018	USD	1,281,106	EUR	1,096,000	—	(687)
JPM	08/02/2018	BRL	1,601,381	USD	426,478	86	—
JPM	08/08/2018	ZAR	9,448,556	USD	740,378	—	(23,647)
JPM	08/10/2018	USD	839,000	RUB	52,774,019	—	(4,697)
JPM	08/15/2018	USD	27,422,682	GBP	20,456,000	563,916	(8,130)
JPM	08/15/2018	USD	37,208,037	JPY	4,077,800,000	701,210	—
JPM	08/15/2018	USD	1,660,441	SEK	14,510,000	8,297	—
JPM	08/15/2018	GBP	14,621,000	USD	19,348,669	22,907	(168,366)
JPM	08/15/2018	JPY	3,713,200,000	USD	33,594,667	18,524	(370,474)
JPM	08/17/2018	RUB	30,841,535	USD	489,000	3,628	—
JPM	08/20/2018	USD	6,256,620	JPY	690,000,000	77,088	—
JPM	08/23/2018	USD	672,000	MXN	12,522,720	2,856	—
JPM	08/24/2018	RUB	27,443,007	USD	433,000	4,958	—
JPM	08/27/2018	USD	6,173,408	JPY	670,000,000	169,928	—
JPM	08/27/2018	USD	1,192,918	MXN	22,779,000	—	(23,364)
JPM	08/27/2018	MXN	241,951,398	USD	12,817,462	155,710	(54,213)
JPM	08/27/2018	RUB	30,686,040	USD	486,000	3,528	—
JPM	09/10/2018	USD	3,208,066	JPY	350,000,000	69,139	—
JPM	10/15/2018	RUB	91,936,189	USD	1,446,000	14,058	—
JPM	10/26/2018	USD	9,275,505	MXN	174,406,398	54,385	—
JPM	01/03/2019	USD	11,997,292	BRL	44,300,000	371,751	—
MSCS	08/02/2018	USD	1,222,571	BRL	4,590,631	—	(247)
MSCS	08/02/2018	BRL	4,590,631	USD	1,214,919	7,899	—
MSCS	08/13/2018	RUB	133,027,180	USD	2,123,000	2,899	—
MSCS	08/20/2018	USD	3,264,048	JPY	360,000,000	39,944	—
MSCS	09/06/2018	USD	603,000	RUB	38,362,860	—	(8,435)
MSCS	10/02/2018	USD	1,943,832	BRL	6,700,000	170,551	—
SCB	08/03/2018	USD	880,158	EUR	700,000	61,436	—
SCB	08/15/2018	SEK	214,555,000	USD	24,708,213	—	(278,462)
SCB	08/15/2018	GBP	1,625,000	USD	2,160,787	—	(26,514)
SCB	10/01/2018	USD	1,599,285	DKK	9,838,000	47,992	—
SCB	10/01/2018	DKK	20,260,000	USD	3,198,510	—	(3,837)
UBS	08/02/2018	GBP	5,743,000	USD	7,604,444	—	(65,865)
UBS	08/20/2018	USD	3,684,452	JPY	400,000,000	102,115	—
UBS	08/27/2018	MXN	54,615,000	USD	2,837,511	78,648	—
UBS	10/09/2018	USD	5,817,389	JPY	640,000,000	66,144	—

Total						$7,122,707	$(3,140,522)

The notes are an integral part of this report. Transamerica Funds	Page 19	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$117,021,425	$—	$117,021,425
Certificates of Deposit	—	5,800,000	—	5,800,000
Corporate Debt Securities	—	325,693,738	—	325,693,738
Foreign Government Obligations	—	33,134,568	—	33,134,568
Mortgage-Backed Securities	—	51,323,108	—	51,323,108
Municipal Government Obligations	—	5,317,184	—	5,317,184
U.S. Government Agency Obligations	—	419,370,529	—	419,370,529
U.S. Government Obligations	—	175,097,539	—	175,097,539
Common Stock	1,511	—	—	1,511
Commercial Paper	—	12,354,744	—	12,354,744
Short-Term Foreign Government Obligations	—	85,429,293	—	85,429,293
Securities Lending Collateral	6,209,510	—	—	6,209,510
Exchange-Traded Options Purchased	2,368	—	—	2,368
Over-the-Counter Interest Rate Swaptions Purchased	—	142,158	—	142,158

Total Investments	$6,213,389	$1,230,684,286	$—	$1,236,897,675

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$586,837	$—	$586,837
Centrally Cleared Interest Rate Swap Agreements	—	3,419,589	—	3,419,589
Over-the-Counter Credit Default Swap Agreements	—	10,116	—	10,116
Futures Contracts (W)	332,622	—	—	332,622
Forward Foreign Currency Contracts (W)	—	7,122,707	—	7,122,707

Total Other Financial Instruments	$332,622	$11,139,249	$—	$11,471,871

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(3,047,344)	$—	$(3,047,344)

Total Securities Sold Short	$—	$(3,047,344)	$—	$(3,047,344)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(119,884,561)	$—	$(119,884,561)
Over-the-Counter Foreign Exchange Options Written	—	(84,022)	—	(84,022)
Over-the-Counter Interest Rate Swaptions Written	—	(196,915)	—	(196,915)
Centrally Cleared Interest Rate Swap Agreements	—	(782,794)	—	(782,794)
Over-the-Counter Credit Default Swap Agreements	—	(1,009)	—	(1,009)
Futures Contracts (W)	(950,833)	(880)	—	(951,713)
Forward Foreign Currency Contracts (W)	—	(3,140,522)	—	(3,140,522)

Total Other Financial Instruments	$(950,833)	$(124,090,703)	$—	$(125,041,536)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $175,569,375, representing 24.5% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2018, the total value of securities is $4,443,530, representing 0.6% of the Fund’s net assets.
(D)	Illiquid security. At July 31, 2018, the value of such securities amounted to $17,442,952 or 2.4% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at July 31, 2018.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the total value of Regulation S securities is $19,961,734, representing 2.8% of the Fund’s net assets.
(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,085,263. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 20	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions.
(M)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,850,308.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $931,524.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $1,862,930.
(P)	Non-income producing security.
(Q)	Percentage rounds to less than 0.01% or (0.01)%.
(R)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(W)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
MSCS	Morgan Stanley Capital Services Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)

The notes are an integral part of this report. Transamerica Funds	Page 21	July 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

BUXL	Bundesanleihen (German Long-Term Debt)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMT	Constant Maturity Treasury
COFI	11th District Monthly Weighted Average Cost of Funds Index
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
PIK	Payment-in-kind
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 22	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 16.6%
AIMCO CLO Trust
Series 2018-AA, Class B,
3-Month LIBOR + 1.40%, 3.24% (A), 04/17/2031 (B)	$ 500,000	$ 494,933
Series 2018-AA, Class D,
3-Month LIBOR + 2.55%, 4.39% (A), 04/17/2031 (B)	1,500,000	1,483,275
Ally Auto Receivables Trust
Series 2018-2, Class A3,
2.92%, 11/15/2022	1,050,000	1,047,561
American Express Credit Account Master Trust
Series 2017-1, Class A,
1.93%, 09/15/2022	2,000,000	1,970,355
Series 2017-3, Class A,
1.77%, 11/15/2022	1,375,000	1,348,415
Series 2017-6, Class A,
2.04%, 05/15/2023	700,000	685,717
Series 2018-4, Class A,
2.99%, 12/15/2023	898,000	895,465
Series 2018-5, Class A,
1-Month LIBOR + 0.34%, 2.41% (A), 12/15/2025	815,000	814,746
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class ER,
3-Month LIBOR + 7.27%, 9.61% (A), 10/15/2030 (B)	4,000,000	3,781,956
Avery Point VI CLO, Ltd.
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 9.16% (A), 08/05/2027 (B)	2,000,000	1,999,968
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (B)	650,000	649,298
Series 2015-1A, Class A,
2.50%, 07/20/2021 (B)	1,000,000	985,321
BA Credit Card Trust
Series 2017-A2, Class A2,
1.84%, 01/17/2023	2,000,000	1,954,710
Series 2018-A1, Class A1,
2.70%, 07/17/2023	2,000,000	1,983,933
Series 2018-A2, Class A2,
3.00%, 09/15/2023	910,000	908,351
BMW Vehicle Lease Trust
Series 2017-2, Class A3,
2.07%, 10/20/2020	1,335,000	1,320,930
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4,
1.33%, 06/15/2022	960,000	945,549
Series 2017-A1, Class A1,
2.00%, 01/17/2023	1,788,000	1,761,235
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class DR,
3-Month LIBOR + 5.50%, 7.84% (A), 10/15/2030 (B)	4,000,000	3,973,296
CarMax Auto Owner Trust
Series 2014-4, Class C,
2.44%, 11/16/2020	1,320,000	1,317,635
Series 2016-3, Class A4,
1.60%, 01/18/2022	270,000	262,752

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2016-4, Class A4,
1.60%, 06/15/2022	$ 1,724,000	$ 1,668,625
CBAM, Ltd.
Series 2018-5A, Class B1,
3-Month LIBOR + 1.40%, 3.70% (A), 04/17/2031 (B)	1,250,000	1,233,111
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class C,
3-Month LIBOR + 1.75%, 4.10% (A), 01/20/2031 (B)	750,000	741,918
Series 2018-7A, Class D,
3-Month LIBOR + 2.55%, 4.90% (A), 01/20/2031 (B)	3,000,000	2,967,519
Chase Issuance Trust
Series 2016-A4, Class A4,
1.49%, 07/15/2022	1,000,000	971,424
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1,
2.88%, 01/23/2023	1,362,000	1,356,396
Series 2017-A3, Class A3,
1.92%, 04/07/2022	1,862,000	1,830,490
Series 2018-A1, Class A1,
2.49%, 01/20/2023	1,200,000	1,184,023
Denali Capital CLO X LLC
Series 2013-1A, Class B1LR,
3-Month LIBOR + 3.15%, 5.48% (A), 10/26/2027 (B)	4,000,000	4,004,324
Discover Card Execution Note Trust
Series 2015-A3, Class A,
1.45%, 03/15/2021	2,000,000	1,997,439
Series 2015-A4, Class A4,
2.19%, 04/17/2023	2,000,000	1,963,917
Elevation CLO, Ltd.
Series 2017-7A, Class D,
3-Month LIBOR + 2.90%, 5.24% (A), 07/15/2030 (B)	658,000	646,759
Series 2017-8A, Class D,
3-Month LIBOR + 2.87%, 5.21% (A), 10/25/2030 (B)	1,000,000	992,987
Series 2018-9A, Class E,
3-Month LIBOR + 6.30%, Zero Coupon (A), 07/15/2031 (B) (C)	3,040,000	2,983,365
Elm CLO,Ltd.
Series 2014-1A, Class CR,
3-Month LIBOR + 2.95%, 5.29% (A), 01/17/2029 (B)	740,000	742,959
Ford Credit Auto Owner Trust
Series 2016-A, Class A4,
1.60%, 06/15/2021	1,000,000	986,828
Series 2016-C, Class B,
1.73%, 03/15/2022	1,635,000	1,590,848
Ford Credit Auto Owner Trust / Ford Credit
Series 2018-2, Class A,
3.47%, 01/15/2030 (B)	1,000,000	999,964
Ford Credit Floorplan Master Owner Trust
Series 2017-3, Class A,
2.48%, 09/15/2024	1,750,000	1,699,493
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A4,
2.13%, 03/16/2023 (B)	300,000	291,817

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Greenwood Park CLO, Ltd.
Series 2018-1A, Class E,
3-Month LIBOR + 4.95%, 6.98% (A), 04/15/2031 (B)	$ 1,500,000	$ 1,441,637
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4,
1.56%, 10/18/2021	1,777,073	1,771,971
Kingsland VIII, Ltd.
Series 2018-8A, Class A,
3-Month LIBOR + 1.12%, 3.47% (A), 04/20/2031 (B)	650,000	647,118
Series 2018-8A, Class B,
3-Month LIBOR + 1.48%, 3.83% (A), 04/20/2031 (B)	725,000	716,612
Madison Park Funding XIII, Ltd.
Series 2014-13A, Class ER,
3-Month LIBOR + 5.75%, 8.09% (A), 04/19/2030 (B)	1,500,000	1,499,928
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class FR,
3-Month LIBOR + 7.48%, 9.83% (A), 07/21/2030 (B)	2,400,000	2,383,459
Madison Park Funding XXX, Ltd.
Series 2018-30A, Class C,
3-Month LIBOR + 1.70%, 4.04% (A), 04/15/2029 (B)	475,000	470,923
Series 2018-30A, Class D,
3-Month LIBOR + 2.50%, 4.84% (A), 04/15/2029 (B)	2,700,000	2,666,509
Series 2018-30A, Class E,
3-Month LIBOR + 4.95%, 7.29% (A), 04/15/2029 (B)	2,000,000	1,946,492
Series 2018-30A, Class F,
3-Month LIBOR + 6.85%, 9.19% (A), 04/15/2029 (B)	2,000,000	1,925,632
Magnetite VII, Ltd.
Series 2012-7A, Class ER2,
3-Month LIBOR + 6.50%, 8.84% (A), 01/15/2028 (B)	2,000,000	1,894,558
Magnetite VIII, Ltd.
Series 2014-8A, Class FR2,
3-Month LIBOR + 7.44%, 9.78% (A), 04/15/2031 (B)	2,000,000	1,939,376
Mariner CLO 5, Ltd.
Series 2018-5A, Class E,
3-Month LIBOR + 5.65%, 7.86% (A), 04/25/2031 (B)	4,000,000	3,917,404
Mariner CLO LLC
Series 2015-1A, Class CR,
3-Month LIBOR + 2.50%, 4.85% (A), 04/20/2029 (B)	3,000,000	3,003,495
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A4,
1.46%, 12/15/2022	2,000,000	1,949,506
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3,
2.12%, 04/18/2022	500,000	492,465
Series 2018-A, Class A3,
2.65%, 05/16/2022	2,000,000	1,987,381

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 18-R, Ltd.
Series 2018-18A, Class E,
3-Month LIBOR + 8.25%, 10.59% (A), 04/16/2031 (B)	$ 1,625,000	$ 1,567,990
OHA Credit Partners, Ltd.
Series 2015-12A, Class FR,
3-Month LIBOR + 7.68%, 10.03% (A), 07/23/2030 (B)	2,000,000	1,910,488
Post CLO, Ltd.
Series 2018-1A, Class C,
3-Month LIBOR + 2.00%, 4.29% (A), 04/16/2031 (B)	3,075,000	3,021,778
Stewart Park CLO, Ltd.
Series 2015-1A, Class ER,
3-Month LIBOR + 5.28%, 7.62% (A), 01/15/2030 (B)	3,500,000	3,447,906
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A,
2.21%, 05/15/2024	2,000,000	1,946,519
Series 2016-3, Class B,
1.91%, 09/15/2022	1,900,000	1,877,072
TCW CLO, Ltd.
Series 2018-1A, Class D,
3-Month LIBOR + 2.91%, 5.27% (A), 04/25/2031 (B)	500,000	490,039
Series 2018-1A, Class E,
3-Month LIBOR + 6.05%, 8.41% (A), 04/25/2031 (B)	3,000,000	2,908,863
TICP CLO III, Ltd.
Series 2018-3R, Class E,
3-Month LIBOR + 5.90%, 8.26% (A), 04/20/2028 (B)	3,000,000	2,983,164
TICP CLO, Ltd.
Series 2016-5A, Class ER,
3-Month LIBOR + 5.75%, 8.09% (A), 07/17/2031 (B)	3,000,000	2,924,880
Toyota Auto Receivables Owner Trust
Series 2018-A, Class A3,
2.35%, 05/16/2022	800,000	790,737
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,250,000	1,228,609
Series 2018-1A, Class C,
3.20%, 09/20/2022 (B)	1,200,000	1,191,944
Voya CLO, Ltd.
Series 2018-1A, Class B,
3-Month LIBOR + 1.80%, 4.14% (A), 04/19/2031 (B)	750,000	741,740

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust
Series 2017-C, Class A,
2.31%, 08/15/2024	$ 1,850,000	$ 1,815,952
York CLO-2, Ltd.
Series 2015-1A, Class DR,
3-Month LIBOR + 2.60%, 4.95% (A), 01/22/2031 (B)	1,475,000	1,459,011

Total Asset-Backed Securities (Cost $123,803,453)		122,400,765

CORPORATE DEBT SECURITIES - 43.0%
Aerospace & Defense - 0.6%
Bombardier, Inc.
5.75%, 03/15/2022 (B)	1,185,000	1,190,925
General Dynamics Corp.
2.88%, 05/11/2020	207,000	206,710
Harris Corp.
2.70%, 04/27/2020	363,000	359,930
4.40%, 06/15/2028	186,000	188,384
Lockheed Martin Corp.
3.10%, 01/15/2023	1,191,000	1,173,203
Triumph Group, Inc.
4.88%, 04/01/2021	551,000	511,053
United Technologies Corp.
1.90%, 05/04/2020	397,000	389,112

		4,019,317

Air Freight & Logistics - 0.0% (D)
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	144,000	141,925

Auto Components - 0.2%
Allison Transmission, Inc.
5.00%, 10/01/2024 (B)	551,000	541,357
Delphi Technologies PLC
5.00%, 10/01/2025 (B)	625,000	589,381
Toyota Industries Corp.
3.24%, 03/16/2023 (B)	484,000	477,328

		1,608,066

Banks - 10.7%
Australia & New Zealand Banking Group, Ltd.
Fixed until 06/15/2026, 6.75% (A), 06/15/2026 (B) (E) (F)	563,000	586,224
Banco Bilbao Vizcaya Argentaria SA
Fixed until 11/16/2027, 6.13% (A), 11/16/2027 (E) (F)	1,200,000	1,104,000
Bank of America Corp.
2.63%, 04/19/2021, MTN	893,000	877,300
3-Month LIBOR + 0.38%, 2.73% (A), 01/23/2022	1,000,000	996,762
3-Month LIBOR + 1.16%, 3.51% (A), 01/20/2023, MTN	2,000,000	2,036,240
Fixed until 03/05/2023, 3.55% (A), 03/05/2024	143,000	141,596
Fixed until 07/23/2023, 3.86% (A), 07/23/2024	215,000	215,308
BankUnited, Inc.
4.88%, 11/17/2025	100,000	101,302

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
3.80%, 01/10/2024 (B)	$ 1,200,000	$ 1,178,605
Fixed until 03/14/2022, 6.75% (A), 03/14/2022 (B) (E) (F)	3,305,000	3,379,362
Fixed until 03/30/2021, 7.63% (A), 03/30/2021 (B) (E) (F)	400,000	426,000
Canadian Imperial Bank of Commerce
3-Month LIBOR + 0.32%, 2.66% (A), 02/02/2021	2,500,000	2,500,387
Citibank NA
2.13%, 10/20/2020	250,000	243,885
3-Month LIBOR + 0.26%, 2.59% (A), 09/18/2019	1,000,000	1,000,304
Citigroup, Inc.
3-Month LIBOR + 1.07%, 3.39% (A), 12/08/2021	1,000,000	1,015,759
3-Month LIBOR + 1.10%, 3.42% (A), 05/17/2024	505,000	509,061
3-Month LIBOR + 1.19%, 3.54% (A), 08/02/2021	1,000,000	1,016,500
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	325,000	327,144
4.45%, 09/29/2027	98,000	96,887
Citizens Bank NA
2.25%, 03/02/2020	300,000	295,027
Credit Agricole SA
Fixed until 01/23/2024, 7.88% (A), 01/23/2024 (B) (E)	4,000,000	4,255,600
Fixed until 12/23/2025, 8.13% (A), 12/23/2025 (B) (E) (F)	1,553,000	1,704,417
Danske Bank A/S
3.88%, 09/12/2023 (B)	200,000	197,779
Discover Bank
3.45%, 07/27/2026	825,000	767,606
Fifth Third Bancorp
2.88%, 07/27/2020	591,000	587,534
First Horizon National Corp.
3.50%, 12/15/2020	323,000	322,603
HSBC Holdings PLC
Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (E)	1,770,000	1,715,130
Fixed until 03/23/2023, 6.25% (A), 03/23/2023 (E)	409,000	412,068
Fixed until 03/30/2025, 6.38% (A), 03/30/2025 (E)	3,000,000	3,013,080
Fixed until 03/23/2028, 6.50% (A), 03/23/2028 (E)	2,000,000	1,962,000
Huntington Bancshares, Inc.
Fixed until 04/15/2023, 5.70% (A), 04/15/2023 (E)	126,000	124,425
ING Groep NV
Fixed until 04/16/2025, 6.50% (A), 04/16/2025 (E)	1,500,000	1,485,450
Intesa Sanpaolo SpA
Fixed until 09/17/2025, 7.70% (A), 09/17/2025 (B) (E) (F)	1,626,000	1,552,830
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	250,000	242,317
2.55%, 10/29/2020	592,000	583,779
3-Month LIBOR + 0.55%, 2.88% (A), 03/09/2021	3,000,000	3,009,780
Fixed until 07/24/2037, 3.88% (A), 07/24/2038	332,000	311,120

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 11/01/2022, 4.63% (A), 11/01/2022 (E)	$ 432,000	$ 403,142
3-Month LIBOR + 3.47%, 5.81% (A), 10/30/2018 (E)	6,696,000	6,725,462
Lloyds Banking Group PLC
Fixed until 06/27/2024, 7.50% (A), 06/27/2024 (E)	3,300,000	3,407,250
Macquarie Bank, Ltd.
Fixed until 03/08/2027, 6.13% (A), 03/08/2027 (B) (E) (F)	1,290,000	1,177,125
Mitsubishi UFJ Financial Group, Inc.
3.78%, 03/02/2025	65,000	64,465
Mizuho Financial Group, Inc.
3.55%, 03/05/2023	277,000	274,047
National Australia Bank, Ltd.
3.63%, 06/20/2023	250,000	249,074
PNC Bank NA
3-Month LIBOR + 0.50%, 2.84% (A), 07/27/2022	1,700,000	1,701,352
Regions Financial Corp.
7.38%, 12/10/2037	309,000	397,489
Royal Bank of Canada
3-Month LIBOR + 0.38%, 2.70% (A), 03/02/2020, MTN	2,095,000	2,100,331
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	200,000	200,963
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (E)	557,000	601,059
Santander Holdings USA, Inc.
3.40%, 01/18/2023	112,000	108,477
Societe Generale SA
Fixed until 04/06/2028, 6.75% (A), 04/06/2028 (B) (E)	4,100,000	3,925,750
Fixed until 12/18/2023, 7.88% (A), 12/18/2023 (B) (E) (F)	2,000,000	2,112,500
Standard Chartered PLC
Fixed until 04/02/2022, 7.50% (A), 04/02/2022 (B) (E) (F)	3,488,000	3,653,680
SunTrust Bank
Fixed until 08/02/2021, 3.50% (A), 08/02/2022	153,000	152,915
Svenska Handelsbanken AB
3-Month LIBOR + 0.49%, 2.82% (A), 06/17/2019	1,250,000	1,254,465
Synovus Financial Corp.
3.13%, 11/01/2022	58,000	55,538
Toronto-Dominion Bank
3-Month LIBOR + 0.90%, 3.24% (A), 07/13/2021	1,500,000	1,518,079
UniCredit SpA
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	180,453
US Bank NA
3-Month LIBOR + 0.14%, 2.49% (A), 10/23/2020, MTN	3,000,000	2,996,575

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
3-Month LIBOR + 1.11%, 3.45% (A), 01/24/2023	$ 2,000,000	$ 2,033,520
4.30%, 07/22/2027, MTN	397,000	394,326
Wells Fargo Bank NA
3-Month LIBOR + 0.60%, 2.93% (A), 05/24/2019	1,250,000	1,254,913
Westpac Banking Corp.
3-Month LIBOR + 0.71%, 3.05% (A), 06/28/2022	505,000	507,934
3.05%, 05/15/2020	135,000	134,894
Fixed until 09/21/2027, 5.00% (A), 09/21/2027 (E)	900,000	809,400

		78,690,349

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	794,000	783,617
3-Month LIBOR + 1.26%, 3.60% (A), 02/01/2021	3,000,000	3,079,240
3.65%, 02/01/2026	204,000	200,272
Heineken NV
3.50%, 01/29/2028 (B)	422,000	405,419
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023 (B)	97,000	97,510
4.42%, 05/25/2025 (B)	249,000	253,126
4.60%, 05/25/2028 (B) (F)	137,000	139,835

		4,959,019

Biotechnology - 0.2%
Amgen, Inc.
3-Month LIBOR + 0.60%, 2.93% (A), 05/22/2019	1,100,000	1,104,764
Celgene Corp.
3.25%, 02/20/2023	598,000	585,047

		1,689,811

Building Products - 0.1%
Standard Industries, Inc.
6.00%, 10/15/2025 (B)	575,000	582,188

Capital Markets - 3.3%
Charles Schwab Corp.
3.85%, 05/21/2025	449,000	453,254
Credit Suisse Group AG
Fixed until 07/17/2023, 7.50% (A), 07/17/2023 (B) (E)	1,745,000	1,795,169
Fixed until 12/11/2023, 7.50% (A), 12/11/2023 (B) (E)	1,700,000	1,812,608
Credit Suisse Group Funding Guernsey, Ltd.
3-Month LIBOR + 2.29%, 4.62% (A), 04/16/2021	1,500,000	1,564,689
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.55% (A), 02/27/2023	2,500,000	2,407,936
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	1,235,000	1,287,487
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.04%, 3.38% (A), 04/25/2019	437,000	439,805

The notes are an integral part of this report. Transamerica Funds	Page 4	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
3-Month LIBOR + 1.16%, 3.51% (A), 04/23/2020	$ 2,000,000	$ 2,026,318
3-Month LIBOR + 1.36%, 3.70% (A), 04/23/2021	1,000,000	1,022,831
Fixed until 11/10/2022, 5.00% (A), 11/10/2022 (E)	333,000	310,522
5.25%, 07/27/2021	530,000	555,784
LPL Holdings, Inc.
5.75%, 09/15/2025 (B)	500,000	485,000
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	58,000	53,435
Moody’s Corp.
3-Month LIBOR + 0.35%, 2.67% (A), 09/04/2018	1,220,000	1,220,211
Morgan Stanley
3-Month LIBOR + 0.55%, 2.90% (A), 02/10/2021, MTN	3,000,000	3,005,220
3-Month LIBOR + 1.18%, 3.53% (A), 01/20/2022	881,000	895,134
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	117,000	111,238
5.00%, 11/24/2025	688,000	715,001
UBS AG
3-Month LIBOR + 0.32%, 2.64% (A), 05/28/2019 (B)	1,500,000	1,501,524
3-Month LIBOR + 0.85%, 3.15% (A), 06/01/2020	1,700,000	1,716,846
UBS Group Funding Switzerland AG
2.65%, 02/01/2022 (B)	800,000	772,691

		24,152,703

Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.30%, 05/01/2023 (B)	132,000	130,402
Consolidated Energy Finance SA
6.88%, 06/15/2025 (B)	550,000	559,625
Ecolab, Inc.
2.38%, 08/10/2022	400,000	384,842
GCP Applied Technologies, Inc.
5.50%, 04/15/2026 (B)	480,000	475,200
Kraton Polymers LLC / Kraton Polymers Capital Corp.
7.00%, 04/15/2025 (B)	325,000	334,750
Mosaic Co.
3.25%, 11/15/2022	98,000	95,413
NOVA Chemicals Corp.
5.00%, 05/01/2025 (B)	575,000	547,688
Nufarm Australia, Ltd. / Nufarm Americas, Inc.
5.75%, 04/30/2026 (B)	600,000	576,000
OCI NV
6.63%, 04/15/2023 (B)	661,000	675,245
Praxair, Inc.
2.25%, 09/24/2020	385,000	378,102
Syngenta Finance NV
4.44%, 04/24/2023 (B)	206,000	205,421
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.38%, 09/01/2025 (B)	600,000	592,500

		4,955,188

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.5%
ADT Corp.
6.25%, 10/15/2021	$ 580,000	$ 608,275
Ahern Rentals, Inc.
7.38%, 05/15/2023 (B)	615,000	602,700
Cimpress NV
7.00%, 06/15/2026 (B)	900,000	924,750
Jurassic Holdings III, Inc.
6.88%, 02/15/2021 (B) (F)	599,000	587,020
Multi-Color Corp.
4.88%, 11/01/2025 (B)	905,000	839,388

		3,562,133

Construction & Engineering - 0.6%
ABB Finance USA, Inc.
3.38%, 04/03/2023	230,000	228,225
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/2022	890,000	914,475
Mattamy Group Corp.
6.50%, 10/01/2025 (B)	510,000	497,250
Tutor Perini Corp.
6.88%, 05/01/2025 (B) (F)	960,000	952,800
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	1,020,000	984,300
William Lyon Homes, Inc.
6.00%, 09/01/2023 (B)	592,000	580,160

		4,157,210

Consumer Finance - 3.7%
Ally Financial, Inc.
5.13%, 09/30/2024 (F)	700,000	714,875
Altice Financing SA
7.50%, 05/15/2026 (B)	900,000	876,240
American Express Co.
2.50%, 08/01/2022	755,000	725,968
3-Month LIBOR + 0.65%, 2.97% (A), 02/27/2023	1,500,000	1,501,610
American Express Credit Corp.
3-Month LIBOR + 0.57%, 2.91% (A), 10/30/2019, MTN	1,640,000	1,646,196
BMW US Capital LLC
3-Month LIBOR + 0.38%, 2.72% (A), 04/06/2020 (B)	1,000,000	1,003,236
3-Month LIBOR + 0.41%, 2.75% (A), 09/13/2019 (B)	1,000,000	1,003,393
3.10%, 04/12/2021 (B)	329,000	326,915
Capital One Financial Corp.
3.75%, 07/28/2026	138,000	129,743
Capital One NA
2.65%, 08/08/2022	750,000	719,011
3-Month LIBOR + 1.15%, 3.49% (A), 01/30/2023	1,454,000	1,469,285
Credit Acceptance Corp.
7.38%, 03/15/2023	455,000	477,750
Daimler Finance North America LLC
2.00%, 07/06/2021 (B) (F)	525,000	502,102
3-Month LIBOR + 0.45%, 2.78% (A), 02/22/2021 (B)	1,500,000	1,502,110
3-Month LIBOR + 0.62%, 2.96% (A), 10/30/2019 (B)	2,500,000	2,511,507
3.10%, 05/04/2020 (B)	223,000	221,692
Enova International, Inc.
8.50%, 09/01/2024 (B)	860,000	892,250

The notes are an integral part of this report. Transamerica Funds	Page 5	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
FirstCash, Inc.
5.38%, 06/01/2024 (B)	$ 475,000	$ 472,625
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.83%, 3.19% (A), 08/12/2019	200,000	200,865
3-Month LIBOR + 0.93%, 3.29% (A), 11/04/2019	1,000,000	1,005,308
General Motors Financial Co., Inc.
3.20%, 07/06/2021	993,000	978,957
Fixed until 09/30/2027, 5.75% (A), 09/30/2027 (E) (F)	700,000	687,750
goeasy, Ltd.
7.88%, 11/01/2022 (B)	825,000	866,341
Harley-Davidson Financial Services, Inc.
3-Month LIBOR + 0.35%, 2.67% (A), 03/08/2019 (B)	1,200,000	1,201,363
John Deere Capital Corp.
2.35%, 01/08/2021, MTN	161,000	158,540
Navient Corp.
5.63%, 08/01/2033, MTN	1,065,000	910,575
Nissan Motor Acceptance Corp.
2.15%, 09/28/2020 (B)	199,000	193,638
Springleaf Finance Corp.
6.88%, 03/15/2025	700,000	710,500
7.13%, 03/15/2026	196,000	199,185
Synchrony Financial
2.60%, 01/15/2019	437,000	436,472
Toyota Motor Credit Corp.
3-Month LIBOR + 0.28%, 2.62% (A), 04/13/2021, MTN	3,000,000	3,005,340
2.95%, 04/13/2021, MTN	230,000	228,637

		27,479,979

Containers & Packaging - 0.1%
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026 (B) (F)	171,000	160,740
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	168,000	181,440
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025 (B)	375,000	370,781

		712,961

Distributors - 0.3%
H&E Equipment Services, Inc.
5.63%, 09/01/2025	765,000	755,437
Ingram Micro, Inc.
5.45%, 12/15/2024	886,000	872,671
LKQ Corp.
4.75%, 05/15/2023	425,000	424,469

		2,052,577

Diversified Consumer Services - 0.2%
Carriage Services, Inc.
6.63%, 06/01/2026 (B)	605,000	619,369
Graham Holdings Co.
5.75%, 06/01/2026 (B)	605,000	609,537

		1,228,906

Diversified Financial Services - 0.4%
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	317,000	310,418

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	$ 117,000	$ 105,582
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/2020	153,000	149,967
2.40%, 04/25/2022	362,000	349,845
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	507,000	511,970
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	530,000	528,145
Stars Group Holdings
7.00%, 07/15/2026 (B)	600,000	618,000
Travelport Corporate Finance PLC
6.00%, 03/15/2026 (B)	440,000	447,700

		3,021,627

Diversified Telecommunication Services - 1.6%
AT&T, Inc.
3.40%, 05/15/2025	940,000	892,821
CenturyLink, Inc.
5.80%, 03/15/2022	606,000	605,242
6.75%, 12/01/2023 (F)	585,000	599,625
Cogent Communications Group, Inc.
5.38%, 03/01/2022 (B)	370,000	376,475
Frontier Communications Corp.
9.00%, 08/15/2031	1,065,000	688,256
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	890,000	847,725
Inmarsat Finance PLC
6.50%, 10/01/2024 (B)	600,000	603,000
Intelsat Jackson Holdings SA
5.50%, 08/01/2023	1,315,000	1,209,800
Telesat Canada / Telesat LLC
8.88%, 11/15/2024 (B)	555,000	595,237
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (B)	615,000	593,475
Verizon Communications, Inc.
3-Month LIBOR + 0.55%, 2.88% (A), 05/22/2020	1,000,000	1,006,772
3-Month LIBOR + 0.77%, 3.10% (A), 06/17/2019	3,000,000	3,015,179
3.38%, 02/15/2025	400,000	387,665
5.25%, 03/16/2037	203,000	217,706

		11,638,978

Electric Utilities - 0.2%
ENEL Finance International NV
2.75%, 04/06/2023 (B)	200,000	188,210
Exelon Corp.
2.85%, 06/15/2020	1,179,000	1,167,924
Georgia Power Co.
2.00%, 09/08/2020	194,000	189,251
Nevada Power Co.
2.75%, 04/15/2020	139,000	138,217

		1,683,602

Electrical Equipment - 0.3%
EnerSys
5.00%, 04/30/2023 (B)	218,000	219,635

The notes are an integral part of this report. Transamerica Funds	Page 6	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment (continued)
Hubbell, Inc.
3.35%, 03/01/2026	$ 225,000	$ 213,904
Siemens Financieringsmaatschappij NV
3-Month LIBOR + 0.61%, 2.94% (A), 03/16/2022 (B)	2,000,000	2,021,321

		2,454,860

Electronic Equipment, Instruments & Components - 0.1%
Jabil, Inc.
3.95%, 01/12/2028	19,000	18,058
Trimble, Inc.
4.90%, 06/15/2028	60,000	59,661
TTM Technologies, Inc.
5.63%, 10/01/2025 (B)	875,000	864,062

		941,781

Energy Equipment & Services - 1.1%
Apergy Corp.
6.38%, 05/01/2026 (B)	290,000	295,438
Calfrac Holdings, LP
8.50%, 06/15/2026 (B)	605,000	584,581
Forum Energy Technologies, Inc.
6.25%, 10/01/2021	880,000	876,700
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	280,000	261,100
6.00%, 05/15/2023	650,000	640,250
Hi-Crush Partners, LP
9.50%, 08/01/2026 (B) (C)	600,000	595,500
KCA Deutag UK Finance PLC
9.88%, 04/01/2022 (B)	950,000	978,500
Noble Holding International, Ltd.
7.75%, 01/15/2024 (F)	385,000	373,450
7.88%, 02/01/2026 (B)	652,000	669,930
Pattern Energy Group, Inc.
5.88%, 02/01/2024 (B)	832,000	838,240
Pioneer Energy Services Corp.
6.13%, 03/15/2022	625,000	578,125
Trinidad Drilling, Ltd.
6.63%, 02/15/2025 (B)	555,000	536,963
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026 (B)	511,000	525,691

		7,754,468

Equity Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/2024	123,000	123,147
American Tower Corp.
2.25%, 01/15/2022	993,000	950,376
3.60%, 01/15/2028	24,000	22,434
CTR Partnership, LP / CareTrust Capital Corp.
5.25%, 06/01/2025	351,000	341,348
EPR Properties
4.95%, 04/15/2028	60,000	58,729
ESH Hospitality, Inc.
5.25%, 05/01/2025 (B)	1,015,000	984,651
Geo Group, Inc.
5.13%, 04/01/2023	610,000	593,811
Iron Mountain, Inc.
4.88%, 09/15/2027 (B)	550,000	503,938
iStar, Inc.
5.25%, 09/15/2022	705,000	687,375
6.00%, 04/01/2022	250,000	250,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
MPT Operating Partnership, LP / MPT Finance Corp.
5.00%, 10/15/2027	$ 893,000	$ 863,977
Sabra Health Care, LP
5.13%, 08/15/2026	275,000	263,942
Simon Property Group, LP
3.38%, 12/01/2027	18,000	17,230

		5,661,583

Food & Staples Retailing - 0.3%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025	1,330,000	1,197,000
Costco Wholesale Corp.
2.15%, 05/18/2021	843,000	824,616
Walmart, Inc.
1.90%, 12/15/2020	291,000	284,962

		2,306,578

Food Products - 0.5%
General Mills, Inc.
3-Month LIBOR + 0.54%, 2.88% (A), 04/16/2021	270,000	271,039
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	87,000	81,455
5.88%, 07/15/2024 (B)	1,068,000	1,023,945
Kraft Heinz Foods Co.
2.80%, 07/02/2020	397,000	394,085
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (B)	550,000	512,875
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 2.78% (A), 08/21/2020	1,500,000	1,504,212

		3,787,611

Health Care Equipment & Supplies - 0.1%
Danaher Corp.
1.65%, 09/15/2018	239,000	238,719
Medtronic, Inc.
2.50%, 03/15/2020	236,000	234,257

		472,976

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.
1.95%, 06/14/2019	437,000	433,966
Centene Corp.
5.38%, 06/01/2026 (B)	103,000	105,446
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (F)	750,000	707,813
CVS Health Corp.
4.10%, 03/25/2025	1,160,000	1,159,827
DaVita, Inc.
5.00%, 05/01/2025	535,000	504,238
HCA, Inc.
5.25%, 06/15/2026	480,000	487,200
Laboratory Corp. of America Holdings
3.25%, 09/01/2024	253,000	243,324
MEDNAX, Inc.
5.25%, 12/01/2023 (B)	894,000	887,295
Roche Holdings, Inc.
2.88%, 09/29/2021 (B)	306,000	302,787

The notes are an integral part of this report. Transamerica Funds	Page 7	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
2.38%, 10/15/2022	$ 642,000	$ 616,912
3.75%, 07/15/2025	482,000	484,089

		5,932,897

Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.
5.00%, 10/01/2024 (B)	196,000	188,650
GLP Capital, LP / GLP Financing II, Inc.
5.38%, 04/15/2026	450,000	457,245
Golden Nugget, Inc.
8.75%, 10/01/2025 (B)	1,015,000	1,053,062
International Game Technology PLC
6.50%, 02/15/2025 (B)	870,000	918,990
Wyndham Destinations, Inc.
4.15%, 04/01/2024	610,000	600,088
4.50%, 04/01/2027	655,000	640,262

		3,858,297

Household Durables - 0.0% (D)
Toll Brothers Finance Corp.
4.35%, 02/15/2028	100,000	89,625

Household Products - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028	390,000	364,650
Energizer Gamma Acquisition, Inc.
6.38%, 07/15/2026 (B) (F)	600,000	616,500
Procter & Gamble Co.
1.90%, 10/23/2020	20,000	19,587

		1,000,737

Independent Power & Renewable Electricity Producers - 0.1%
NRG Yield Operating LLC
5.38%, 08/15/2024	600,000	597,000

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	184,000	174,711
Roper Technologies, Inc.
2.80%, 12/15/2021	457,000	446,895

		621,606

Insurance - 1.5%
American International Group, Inc.
Fixed until 04/01/2028, 5.75% (A), 04/01/2048	2,187,000	2,159,662
Amwins Group, Inc.
7.75%, 07/01/2026 (B)	605,000	632,225
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048	2,332,000	2,378,640
Athene Global Funding
3-Month LIBOR + 1.23%, 3.57% (A), 07/01/2022 (B)	1,000,000	1,018,510
Athene Holding, Ltd.
4.13%, 01/12/2028	216,000	201,736
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	203,000	199,071
Hanwha Life Insurance Co., Ltd.
Fixed until 04/23/2023, 4.70% (A), 04/23/2048 (B)	304,000	285,763

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Jackson National Life Global Funding
3-Month LIBOR + 0.73%, 3.07% (A), 06/27/2022 (B)	$ 873,000	$ 882,953
LHMC Finco Sarl
7.88%, 12/20/2023 (B)	635,000	636,429
MetLife, Inc.
Fixed until 03/15/2028, 5.88% (A), 03/15/2028 (E) (F)	2,100,000	2,150,820
Prudential Financial, Inc.
3.50%, 05/15/2024, MTN	400,000	398,213

		10,944,022

Internet & Catalog Retail - 0.0% (D)
Amazon.com, Inc.
2.80%, 08/22/2024	247,000	238,613

Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.
5.88%, 02/15/2025	480,000	492,096

IT Services - 0.6%
Alliance Data Systems Corp.
5.88%, 11/01/2021 (B)	975,000	994,500
Harland Clarke Holdings Corp.
8.38%, 08/15/2022 (B)	1,130,000	1,080,506
IBM Credit LLC
3-Month LIBOR + 0.16%, 2.52% (A), 02/05/2021	1,500,000	1,502,707
2.65%, 02/05/2021	530,000	524,571
Total System Services, Inc.
3.80%, 04/01/2021	318,000	319,463

		4,421,747

Machinery - 0.9%
Caterpillar Financial Services Corp.
3-Month LIBOR + 0.13%, 2.45% (A), 11/29/2019, MTN	1,000,000	1,000,970
2.55%, 11/29/2022, MTN	135,000	130,864
3-Month LIBOR + 0.23%, 2.57% (A), 03/15/2021, MTN	2,000,000	2,002,580
3.45%, 05/15/2023, MTN	191,000	191,613
Cleaver-Brooks, Inc.
7.88%, 03/01/2023 (B)	522,000	539,617
CNH Industrial Capital LLC
4.38%, 04/05/2022	46,000	46,288
CNH Industrial NV
3.85%, 11/15/2027, MTN	171,000	160,728
4.50%, 08/15/2023	121,000	121,907
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.
7.38%, 12/15/2023 (B)	480,000	499,200
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (B)	590,000	610,650
Novelis Corp.
6.25%, 08/15/2024 (B)	790,000	791,975
Nvent Finance Sarl
4.55%, 04/15/2028 (B)	115,000	112,675
Terex Corp.
5.63%, 02/01/2025 (B)	440,000	436,700

		6,645,767

Marine - 0.0% (D)
Kirby Corp.
4.20%, 03/01/2028	104,000	102,518

The notes are an integral part of this report. Transamerica Funds	Page 8	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 2.0%
Altice France SA
7.38%, 05/01/2026 (B)	$ 980,000	$ 968,975
8.13%, 02/01/2027 (B)	214,000	218,569
Altice Luxembourg SA
7.63%, 02/15/2025 (B) (F)	1,100,000	1,020,250
Belo Corp.
7.75%, 06/01/2027	225,000	238,500
Block Communications, Inc.
6.88%, 02/15/2025 (B)	1,315,000	1,308,425
CBS Corp.
3.70%, 08/15/2024	385,000	373,890
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (B)	418,000	392,659
5.38%, 05/01/2025 (B)	290,000	284,925
5.88%, 04/01/2024 (B)	544,000	553,520
Comcast Corp.
3.60%, 03/01/2024	283,000	280,303
3.90%, 03/01/2038	91,000	84,904
CSC Holdings LLC
5.50%, 04/15/2027 (B)	550,000	529,375
6.75%, 11/15/2021	560,000	583,800
Discovery Communications LLC
3.50%, 06/15/2022 (B)	179,000	176,632
3.90%, 11/15/2024 (B)	201,000	197,592
DISH DBS Corp.
6.75%, 06/01/2021	575,000	578,047
EW Scripps Co.
5.13%, 05/15/2025 (B)	284,000	267,227
Gray Television, Inc.
5.13%, 10/15/2024 (B)	527,000	505,920
5.88%, 07/15/2026 (B)	113,000	110,458
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88%, 05/15/2024 (B) (F)	1,025,000	950,687
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022 (B)	425,000	413,047
Sirius XM Radio, Inc.
5.38%, 07/15/2026 (B)	787,000	770,276
Univision Communications, Inc.
5.13%, 05/15/2023 (B)	610,000	582,550
Walt Disney Co.
3-Month LIBOR + 0.13%, 2.45% (A), 03/04/2020, MTN (F)	1,597,000	1,600,079
3-Month LIBOR + 0.19%, 2.51% (A), 06/05/2020, MTN	2,000,000	2,003,360

		14,993,970

Metals & Mining - 0.7%
AK Steel Corp.
6.38%, 10/15/2025	890,000	821,025
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	800,000	735,745
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025 (F)	550,000	533,500
Commercial Metals Co.
5.75%, 04/15/2026 (B)	490,000	472,850
First Quantum Minerals, Ltd.
6.50%, 03/01/2024 (B)	945,000	920,194
7.25%, 04/01/2023 (B)	231,000	231,866
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	615,000	591,938

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Goldcorp, Inc.
3.70%, 03/15/2023	$ 68,000	$ 67,966
Hudbay Minerals, Inc.
7.25%, 01/15/2023 (B)	360,000	370,350
U.S. Steel Corp.
6.25%, 03/15/2026	290,000	290,000
6.88%, 08/15/2025	360,000	368,089

		5,403,523

Mortgage Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc.
4.75%, 03/15/2025 (B)	1,195,000	1,180,063

Multi-Utilities - 0.0% (D)
Public Service Co. of Colorado
3.70%, 06/15/2028	188,000	188,172

Multiline Retail - 0.1%
Conn’s, Inc.
7.25%, 07/15/2022	856,000	845,300

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	206,000	241,331
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
3.50%, 12/01/2022	72,000	70,756
BP Capital Markets PLC
2.75%, 05/10/2023	597,000	577,764
Callon Petroleum Co.
6.38%, 07/01/2026 (B)	600,000	605,250
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023	675,000	652,239
Cenovus Energy, Inc.
4.25%, 04/15/2027 (F)	182,000	176,603
Chaparral Energy, Inc.
8.75%, 07/15/2023 (B)	600,000	602,250
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	540,000	541,620
7.00%, 06/30/2024	800,000	878,000
Cheniere Energy Partners, LP
5.25%, 10/01/2025	250,000	248,750
Chevron Corp.
3-Month LIBOR + 0.41%, 2.75% (A), 11/15/2019	1,000,000	1,005,928
ConocoPhillips Co.
3-Month LIBOR + 0.90%, 3.24% (A), 05/15/2022	1,700,000	1,731,304
Continental Resources, Inc.
3.80%, 06/01/2024	250,000	245,579
4.50%, 04/15/2023	199,000	202,467
5.00%, 09/15/2022	300,000	304,424
DCP Midstream Operating, LP
5.38%, 07/15/2025	545,000	556,581
Enbridge, Inc.
Fixed until 01/15/2027, 6.00% (A), 01/15/2077	1,000,000	980,600
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	2,667,000	2,604,330
Endeavor Energy Resources, LP / EER Finance, Inc.
5.50%, 01/30/2026 (B)	725,000	708,688
Energy Transfer Equity, LP
4.25%, 03/15/2023	775,000	753,688

The notes are an integral part of this report. Transamerica Funds	Page 9	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP
Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (E)	$ 2,118,000	$ 2,006,805
EnLink Midstream Partners, LP
4.85%, 07/15/2026	507,000	487,324
Fixed until 12/15/2022, 6.00% (A), 12/15/2022 (E)	1,400,000	1,214,500
Enterprise Products Operating LLC
4.05%, 02/15/2022	402,000	409,027
3-Month LIBOR + 3.71%, 6.05% (A), 08/01/2066	1,200,000	1,202,196
EQT Midstream Partners, LP
4.75%, 07/15/2023	184,000	185,272
Extraction Oil & Gas, Inc.
5.63%, 02/01/2026 (B)	600,000	582,000
Exxon Mobil Corp.
1.71%, 03/01/2019	349,000	347,641
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (B)	1,015,000	975,669
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (B)	881,000	901,959
Lonestar Resources America, Inc.
11.25%, 01/01/2023 (B)	537,000	579,960
Marathon Oil Corp.
2.80%, 11/01/2022	476,000	457,664
MEG Energy Corp.
6.38%, 01/30/2023 (B)	880,000	794,200
6.50%, 01/15/2025 (B)	895,000	880,456
MPLX, LP
4.00%, 03/15/2028	237,000	229,374
Newfield Exploration Co.
5.38%, 01/01/2026	520,000	531,700
Noble Energy, Inc.
3.90%, 11/15/2024	400,000	395,282
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 06/15/2025	565,000	591,131
QEP Resources, Inc.
5.63%, 03/01/2026 (F)	675,000	649,688
Sanchez Energy Corp.
6.13%, 01/15/2023	470,000	322,538
SemGroup Corp. / Rose Rock Finance Corp.
5.63%, 07/15/2022 - 11/15/2023	1,951,000	1,890,205
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (B)	755,000	770,100
Southwestern Energy Co.
7.50%, 04/01/2026 (F)	575,000	592,969
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50%, 08/15/2022	880,000	871,200
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025 (B)	920,000	949,900
Total Capital International SA
2.88%, 02/17/2022	597,000	589,526
Western Gas Partners, LP
4.65%, 07/01/2026	555,000	550,510
WildHorse Resource Development Corp.
6.88%, 02/01/2025	575,000	580,750
Williams Cos., Inc.
3.70%, 01/15/2023	285,000	277,875
Williams Partners, LP
3.75%, 06/15/2027	252,000	242,884

		34,748,457

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
Boise Cascade Co.
5.63%, 09/01/2024 (B)	$ 480,000	$ 481,229
Cascades, Inc.
5.50%, 07/15/2022 (B)	561,000	556,792

		1,038,021

Personal Products - 0.2%
Coty, Inc.
6.50%, 04/15/2026 (B) (F)	575,000	538,344
First Quality Finance Co., Inc.
5.00%, 07/01/2025 (B)	755,000	696,487

		1,234,831

Pharmaceuticals - 0.4%
Bausch Health Cos., Inc.
5.88%, 05/15/2023 (B)	1,405,000	1,349,502
7.00%, 03/15/2024 (B)	250,000	265,062
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (B)	1,000,000	843,750
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/2023	143,000	142,433
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	132,000	124,684

		2,725,431

Professional Services - 0.1%
Everi Payments, Inc.
7.50%, 12/15/2025 (B)	775,000	775,000

Real Estate Management & Development - 0.4%
Greystar Real Estate Partners LLC
5.75%, 12/01/2025 (B)	775,000	751,750
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,000,000	975,000
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (B)	1,040,000	968,240

		2,694,990

Road & Rail - 0.0% (D)
Canadian National Railway Co.
2.85%, 12/15/2021	152,000	150,124

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
2.45%, 07/29/2020	420,000	416,734
QUALCOMM, Inc.
3.45%, 05/20/2025	196,000	189,330

		606,064

Software - 0.4%
CDK Global, Inc.
5.88%, 06/15/2026	519,000	531,975
Infor US, Inc.
6.50%, 05/15/2022	329,000	333,113
Microsoft Corp.
1.10%, 08/08/2019	968,000	954,276
2.40%, 02/06/2022	993,000	971,682

		2,791,046

The notes are an integral part of this report. Transamerica Funds	Page 10	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.3%
Advance Auto Parts, Inc.
5.75%, 05/01/2020	$ 272,000	$ 281,933
Asbury Automotive Group, Inc.
6.00%, 12/15/2024	324,000	322,380
AutoNation, Inc.
3.80%, 11/15/2027	180,000	168,328
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	337,000	323,551
Party City Holdings, Inc.
6.63%, 08/01/2026 (B) (C)	412,000	413,030
Staples, Inc.
8.50%, 09/15/2025 (B) (F)	1,047,000	984,180

		2,493,402

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
3-Month LIBOR + 0.30%, 2.66% (A), 05/06/2019	1,500,000	1,503,575
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (B)	402,000	403,314
6.02%, 06/15/2026 (B)	560,000	591,992
Diebold Nixdorf, Inc.
8.50%, 04/15/2024 (F)	1,170,000	1,076,400
Seagate HDD Cayman
4.75%, 01/01/2025	1,170,000	1,135,015

		4,710,296

Thrifts & Mortgage Finance - 0.0% (D)
Astoria Financial Corp.
3.50%, 06/08/2020	300,000	299,683

Trading Companies & Distributors - 0.0% (D)
GATX Corp.
3.25%, 09/15/2026	200,000	184,105

Transportation Infrastructure - 0.0% (D)
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.95%, 03/10/2025 (B)	221,000	218,351

Wireless Telecommunication Services - 0.7%
C&W Senior Financing DAC
6.88%, 09/15/2027 (B)	900,000	882,000
Sprint Corp.
7.25%, 09/15/2021	1,135,000	1,193,169
7.88%, 09/15/2023	2,220,000	2,369,850
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 03/20/2025 (B)	382,000	379,135
Vodafone Group PLC
3.75%, 01/16/2024	67,000	66,377

		4,890,531

Total Corporate Debt Securities (Cost $320,184,570)		316,832,681

FOREIGN GOVERNMENT OBLIGATIONS - 6.5%
Argentina - 0.9%
Argentina Republic Government International Bond
5.25%, 01/15/2028	EUR 6,900,000	7,054,706

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 1.0%
Colombia Government International Bond
3.88%, 04/25/2027	$ 7,400,000	$ 7,215,000

Indonesia - 1.4%
Indonesia Treasury Bond
8.38%, 09/15/2026	IDR 21,000,000,000	1,499,729
10.00%, 02/15/2028	57,800,000,000	4,490,819
10.50%, 08/15/2030	50,200,000,000	4,091,711

		10,082,259

Peru - 0.9%
Peru Government Bond
5.70%, 08/12/2024	PEN 9,300,000	2,982,129
Peru Government International Bond
6.35%, 08/12/2028 (B)	12,660,000	4,132,290

		7,114,419

Qatar - 1.0%
Qatar Government International Bond
4.50%, 04/23/2028 (G)	$ 7,000,000	7,140,560

Supranational - 0.3%
European Investment Bank
1.38%, 06/15/2020	993,000	967,655
2.38%, 06/15/2022	400,000	391,184
Inter-American Development Bank
2.63%, 04/19/2021, MTN	650,000	644,622

		2,003,461

Uruguay - 1.0%
Uruguay Government International Bond
9.88%, 06/20/2022 (B)	UYU 229,500,000	7,454,521

Total Foreign Government Obligations (Cost $51,374,348)		48,064,926

LOAN ASSIGNMENTS - 21.2%
Aerospace & Defense - 0.4%
Accudyne Industries LLC
Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 08/18/2024	$ 415,262	416,004
Alion Science and Technology Corp.
Term Loan B,
1-Month LIBOR + 4.50%, 6.58% (A), 08/19/2021	1,166,462	1,171,322
Doncasters Finance US LLC
Term Loan,
3-Month LIBOR + 3.50%, 5.83% (A), 04/09/2020	882,329	822,036
TransDigm, Inc.
Term Loan E,
1-Month LIBOR + 2.50%, 4.58% (A), 05/30/2025	650,662	650,120

The notes are an integral part of this report. Transamerica Funds	Page 11	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Aerospace & Defense (continued)
TransDigm, Inc. (continued)
Term Loan F,
1-Month LIBOR + 2.50%, 4.58% (A), 06/09/2023	$ 74,063	$ 74,050

		3,133,532

Airlines - 0.0% (D)
United Airlines, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 3.83% (A), 04/01/2024	250,635	250,165

Auto Components - 0.5%
American Axle & Manufacturing, Inc.
Term Loan B,
3-Month LIBOR + 2.25%, 4.32% (A), 04/06/2024	226,999	225,864
DexKo Global, Inc.
Term Loan,
1-Month LIBOR + 3.50%, 5.58% (A), 07/24/2024	160,413	161,115
3-Month LIBOR + 3.50%, 5.58% (A), 07/24/2024	4,978	4,990
Federal-Mogul Holdings Corp.
Term Loan C,
1-Month LIBOR + 3.75%, 5.82% (A), 04/15/2021	675,558	676,684
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.34% (A), 03/20/2025	244,515	243,140
Delayed Draw Term Loan,
3-Month LIBOR + 1.00%, 1.24% (A), 03/20/2025	2,158	2,146
Tower Automotive Holdings USA LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.88% (A), 03/07/2024	1,305,487	1,308,750
USI, Inc.
Repriced Term Loan,
3-Month LIBOR + 3.00%, 5.33% (A), 05/16/2024	992,409	989,618

		3,612,307

Automobiles - 0.3%
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.50%, 4.86% (A), 11/07/2024	30,160	30,216

	Principal	Value
LOAN ASSIGNMENTS (continued)
Automobiles (continued)
CWGS Group LLC
Term Loan,
1-Month LIBOR + 2.75%, 4.85% (A), 11/08/2023	$ 1,134,242	$ 1,130,273
I-Logic Technologies Bidco, Ltd.
Term Loan B,
1-Month LIBOR + 4.00%, 6.08% (A), 12/23/2024	1,181,265	1,176,835

		2,337,324

Biotechnology - 0.1%
Grifols Worldwide Operations USA, Inc.
Term Loan,
1-Week LIBOR + 2.25%, 4.20% (A), 01/31/2025	370,313	371,315

Building Products - 0.3%
C.H.I. Overhead Doors, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 07/29/2022	692,993	693,571
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 5.83% (A), 12/11/2024	823,015	814,785
NCI Building Systems, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 4.08% (A), 02/07/2025	23,876	23,854
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.83% (A), 11/15/2023	465,000	464,244

		1,996,454

Capital Markets - 0.4%
Crown Finance US, Inc.
Term Loan,
1-Month LIBOR + 2.50%, 4.58% (A), 02/28/2025	1,191,175	1,187,370
Donnelley Financial Solutions, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 10/02/2023	252,941	253,890
Duff & Phelps Corp.
Term Loan B,
3-Month LIBOR + 3.25%, 5.58% (A), 02/13/2025	990,303	989,596

The notes are an integral part of this report. Transamerica Funds	Page 12	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
LPL Holdings, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.25%, 4.49% (A), 09/23/2024	$ 141,163	$ 141,163
Paradigm Acquisition Corp.
1st Lien Term Loan,
6-Month LIBOR + 4.25%, 6.70% (A), 10/11/2024	76,571	76,858

		2,648,877

Chemicals - 0.8%
Charter NEX US Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 05/16/2024	1,172,511	1,169,214
Ferro Corp.
Term Loan B1,
3-Month LIBOR + 2.25%, 4.58% (A), 02/14/2024	393,020	394,125
Term Loan B2,
3-Month LIBOR + 2.25%, 4.58% (A), 02/14/2024	15,260	15,303
Term Loan B3,
3-Month LIBOR + 2.25%, 4.58% (A), 02/14/2024	14,935	14,977
Gruden Acquisition, Inc.
Term Loan,
3-Month LIBOR + 5.50%, 7.83% (A), 08/18/2022 (C)	449,144	450,829
H.B. Fuller Co.
Term Loan B,
1-Month LIBOR + 2.00%, 4.09% (A), 10/20/2024	161,971	161,946
Ineos US Finance LLC
Term Loan B,
2-Month LIBOR + 2.00%, 4.17% (A), 03/31/2024	275,655	275,004
MacDermid, Inc.
Term Loan B6,
1-Month LIBOR + 3.00%, 5.08% (A), 06/07/2023	276,676	277,091
OCI Beaumont LLC
Term Loan,
3-Month LIBOR + 4.00%, 6.33% (A), 02/14/2025	1,569,193	1,583,904
PQ Corp.
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (A), 02/08/2025	176,710	176,578
Trinseo Materials Operating SCA
Term Loan,
1-Month LIBOR + 2.00%, 4.08% (A), 09/06/2024	68,014	68,014

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Tronox Blocked Borrower LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 09/22/2024	$ 102,277	$ 102,745
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 09/22/2024	236,023	237,105
Unifrax Corp.
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 9.83% (A), 10/31/2025	400,000	403,500
Term Loan B,
3-Month LIBOR + 3.50%, 5.83% (A), 04/04/2024	437,082	441,088
Venator Materials Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 08/08/2024	27,081	27,182

		5,798,605

Commercial Services & Supplies - 0.6%
Asurion LLC
2nd Lien Term Loan,
TBD, 08/04/2025 (C) (H)	63,905	64,837
Term Loan B6,
1-Month LIBOR + 3.00%, 5.08% (A), 11/03/2023	704,878	703,746
Term Loan B7,
1-Month LIBOR + 3.00%, 5.08% (A), 11/03/2024	335,060	334,402
Brickman Group, Ltd. LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (A), 12/18/2020	552,132	553,052
Core & Main LP
Term Loan B,
3-Month LIBOR + 3.00%, 5.25% (A), 08/01/2024	460,938	462,090
Garda World Security Corp.
Term Loan,
3-Month LIBOR + 2.50%, 5.80% (A), 05/24/2024	223,745	224,752
GFL Environmental, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (A), 05/30/2025	315,788	314,801
IBC Capital, Ltd.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.08% (A), 09/11/2023	814,009	818,079
2nd Lien Term Loan,
TBD, 09/09/2022 (C) (H)	400,000	401,000

The notes are an integral part of this report. Transamerica Funds	Page 13	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
IBC Capital, Ltd. (continued)
3-Month LIBOR + 7.00%, 9.33% (A), 09/11/2024	$ 160,958	$ 161,361
West Corp.
Term Loan,
1-Month LIBOR + 4.00%, 6.08% (A), 10/10/2024	409,827	409,486
Wrangler Buyer Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 09/27/2024	106,767	106,834

		4,554,440

Construction Materials - 0.2%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 10/25/2023	1,236,189	1,152,277

Consumer Finance - 0.3%
Altice Financing SA
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.82% (A), 01/31/2026	1,144,009	1,101,823
Term Loan B,
1-Month LIBOR + 2.75%, 4.82% (A), 07/15/2025	377,193	365,311
Altice US Finance I Corp.
Term Loan B,
1-Month LIBOR + 2.25%, 4.33% (A), 07/28/2025	786,504	784,046

		2,251,180

Containers & Packaging - 0.3%
Flex Acquisition Co., Inc.
Term Loan,
3-Month LIBOR + 3.25%, 5.75% (A), 06/29/2025	511,315	511,315
FPC Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 6.58% (A), 11/19/2022	668,248	671,590
ICSH, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 04/29/2024	247,669	247,050
Delayed Draw Term Loan,
3-Month LIBOR + 3.50%, 5.49% (A), 04/29/2024	19,851	19,926
Trident TPI Holdings, Inc.
Term Loan B1,
1-Month LIBOR + 3.25%, 5.33% (A), 10/17/2024	692,483	689,453

		2,139,334

	Principal	Value
LOAN ASSIGNMENTS (continued)
Distributors - 0.0% (D)
TMK Hawk Parent Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (A), 08/28/2024	$ 83,835	$ 83,887

Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.07% (A), 04/01/2025	318,000	319,193
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
2-Month LIBOR + 2.75%, 4.93% (A), 05/18/2025	406,338	404,560

		723,753

Diversified Financial Services - 0.5%
AI Ladder Subco SARL
Term Loan,
TBD, 07/02/2025 (C) (H)	660,976	658,085
AI Mistral Holdco, Ltd.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 03/09/2024	774,205	768,398
AlixPartners LLP
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 04/04/2024	552,081	552,672
Camelot UK Holdco, Ltd.
Repriced Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 10/03/2023	803,146	804,150
NAB Holdings LLC
Repriced Term Loan,
3-Month LIBOR + 3.00%, 5.33% (A), 07/01/2024	491,958	491,958
Stars Group Holdings BV
Term Loan,
3-Month LIBOR + 3.50%, 5.83% (A), 07/10/2025 (C)	556,015	561,214

		3,836,477

Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 01/31/2025	1,625,234	1,599,840
Coral-US Co-Borrower LLC
Term Loan B4,
1-Month LIBOR + 3.25%, 5.33% (A), 01/30/2026	1,605,000	1,604,331
Intelsat Jackson Holdings SA
Term Loan B3,
1-Month LIBOR + 3.75%, 5.83% (A), 11/27/2023	1,175,000	1,176,795

The notes are an integral part of this report. Transamerica Funds	Page 14	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA (continued)
Term Loan B4,
1-Month LIBOR + 4.50%, 6.58% (A), 01/02/2024	$ 347,634	$ 363,277
TDC A/S
Term Loan,
TBD, 05/31/2025 (C) (H)	859,435	864,448
Virgin Media Bristol LLC
Term Loan K,
1-Month LIBOR + 2.50%, 4.57% (A), 01/15/2026	400,000	399,250

		6,007,941

Electric Utilities - 0.1%
Astoria Energy LLC
Term Loan B,
1-Month LIBOR + 4.00%, 6.08% (A), 12/24/2021	454,216	457,338

Electrical Equipment - 0.3%
Atkore International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.09% (A), 12/22/2023	1,034,800	1,036,416
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.83% (A), 12/02/2024	35,839	35,794
2nd Lien Term Loan,
6-Month LIBOR + 7.50%, 9.97% (A), 12/01/2025	320,000	324,000
Gates Global LLC
Repriced Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (A), 04/01/2024	374,187	374,842
Penn Engineering & Manufacturing Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 06/27/2024	510,772	509,495

		2,280,547

Electronic Equipment, Instruments & Components - 0.2%
TTM Technologies, Inc.
Term Loan,
1-Month LIBOR + 2.50%, 4.59% (A), 09/28/2024	477,659	477,261
Verra Mobility Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.82% (A), 02/28/2025 (C)	797,539	799,532

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components (continued)
Verra Mobility Corp. (continued)
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 9.82% (A), 02/23/2026	$ 379,397	$ 385,088

		1,661,881

Energy Equipment & Services - 0.1%
Hi-Crush Partners, LP
Term Loan B,
3-Month LIBOR + 4.00%, 5.92% (A), 12/18/2024	624,830	623,268
TerraForm Power Operating LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (A), 11/08/2022	39,421	39,421

		662,689

Equity Real Estate Investment Trusts - 0.1%
ESH Hospitality, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (A), 08/30/2023	256,237	255,837
Geo Group, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (A), 03/22/2024	237,622	236,583
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (A), 12/20/2024	127,343	127,414

		619,834

Food & Staples Retailing - 0.4%
Albertsons LLC
Term Loan B6,
3-Month LIBOR + 3.00%, 5.32% (A), 06/22/2023	1,938,225	1,925,033
Smart & Final Stores LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (A), 11/15/2022	935,000	911,625

		2,836,658

Food Products - 0.3%
Dole Food Co., Inc.
Term Loan B,
3-Month LIBOR + 1.75%, 4.84% (A), 04/06/2024	725,696	724,789

The notes are an integral part of this report. Transamerica Funds	Page 15	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
JBS USA, LLC
Term Loan B,
3-Month LIBOR + 2.50%, 4.83% (A), 10/30/2022	$ 1,044,710	$ 1,043,405
Post Holdings, Inc.
Series A, Term Loan,
1-Month LIBOR + 2.00%, 4.07% (A), 05/24/2024	135,771	135,722

		1,903,916

Health Care Equipment & Supplies - 0.3%
Greatbatch Ltd.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (A), 10/27/2022	834,997	837,919
Immucor, Inc.
Term Loan B,
2-Month LIBOR + 5.00%, 7.17% (A), 06/15/2021	597,166	603,138
Mallinckrodt International Finance SA
Term Loan B,
3-Month LIBOR + 2.75%, 5.20% (A), 09/24/2024	216,867	213,373
6-Month LIBOR + 3.00%, 5.52% (A), 02/24/2025	310,461	307,512
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (A), 06/30/2025	468,202	467,719

		2,429,661

Health Care Providers & Services - 1.3%
Community Health Systems, Inc.
Term Loan H,
3-Month LIBOR + 3.25%, 5.56% (A), 01/27/2021	759,933	747,041
Envision Healthcare Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 12/01/2023	255,473	255,074
Global Medical Response, Inc.
Term Loan B1,
1-Month LIBOR + 3.25%, 5.35% (A), 04/28/2022	246,851	239,446
Term Loan B2,
1-Month LIBOR + 4.25%, 6.33% (A), 03/14/2025	564,526	556,764
HC Group Holdings III, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 5.83% (A), 04/07/2022	246,827	247,753

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Kindred Healthcare, Inc.
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 7.38% (A), 06/19/2025	$ 768,495	$ 772,337
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (A), 06/07/2023	931,915	931,526
Quorum Health Corp.
Term Loan B,
1-Month LIBOR + 6.75%, 8.83% (A), 04/29/2022	385,045	389,457
Sotera Health Holdings LLC
Term Loan,
3-Month LIBOR + 3.00%, 5.33% (A), 05/15/2022	1,350,844	1,349,999
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (A), 06/27/2025	347,323	349,059
2nd Lien Term Loan,
TBD, 06/26/2026 (C) (H)	89,080	89,525
Surgery Center Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (A), 09/02/2024	1,204,851	1,204,349
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.83% (A), 02/06/2024	943,162	916,046
U.S. Renal Care, Inc.
Term Loan B,
3-Month LIBOR + 4.25%, 6.58% (A), 12/31/2022	1,193,878	1,174,179

		9,222,555

Hotels, Restaurants & Leisure - 1.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B3,
1-Month LIBOR + 2.25%, 4.33% (A), 02/16/2024	1,046,721	1,045,849
Belmond Interfin Ltd.
Term Loan,
1-Month LIBOR + 2.75%, 4.83% (A), 07/03/2024	1,036,205	1,035,557
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.50%, 4.45% (A), 09/15/2023	286,085	287,444
Caesars Entertainment Operating Co.
Term Loan,
1-Month LIBOR + 2.00%, 4.08% (A), 10/06/2024	537,300	536,532

The notes are an integral part of this report. Transamerica Funds	Page 16	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
ClubCorp Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (A), 09/18/2024	$ 155,175	$ 154,820
Eldorado Resorts LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.40% (A), 04/17/2024	205,363	205,234
Fogo de Chao Churrascaria Holdings LLC
Term Loan,
1-Month LIBOR + 4.50%, 6.58% (A), 04/07/2025	351,220	353,854
Golden Nugget, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 10/04/2023	1,047,167	1,050,111
IRB Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.35% (A), 02/05/2025	493,031	496,359
Las Vegas Sands LLC
Term Loan B,
1-Month LIBOR + 1.75%, 3.83% (A), 03/27/2025	475,861	475,067
Mohegan Tribal Gaming Authority
Term Loan B,
1-Month LIBOR + 4.00%, 6.08% (A), 10/13/2023	936,948	882,605
NEP/NCP Holdco, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 07/21/2022	477,408	475,419
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 4.90% (A), 08/14/2024	1,151,011	1,151,155
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
1-Month LIBOR + 3.00%, 5.08% (A), 03/31/2024	1,129,282	1,124,442
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (A), 06/08/2023	234,709	235,015
Travelport Finance SARL
Term Loan B,
3-Month LIBOR + 2.50%, 4.83% (A), 03/17/2025	866,539	865,239

		10,374,702

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables - 0.3%
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 3.00%, 6.35% (A), 05/03/2019	$ 972,410	$ 921,358
LTI Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.83% (A), 05/16/2024	356,115	355,893
Term Loan,
1-Month LIBOR + 3.50%, 5.58% (A), 05/16/2024	845,664	843,902
Serta Simmons Bedding LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.59% (A), 11/08/2023	296,241	248,260

		2,369,413

Household Products - 0.2%
Diamond BV
Term Loan,
1-Month LIBOR + 3.00%, 5.08% (A), 09/06/2024	1,172,350	1,151,345
Energizer Holdings, Inc.
Term Loan B,
TBD, 06/30/2025 (C) (H)	263,698	264,028

		1,415,373

Industrial Conglomerates - 0.1%
Auris Luxembourg III SARL
Term Loan B,
TBD, 07/20/2025 (C) (H)	145,915	146,918
One Call Corp.
Term Loan B,
1-Month LIBOR + 5.25%, 7.32% (A), 11/25/2022	352,152	338,066

		484,984

Insurance - 0.7%
Alliant Holdings I, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 05/09/2025	1,103,554	1,102,787
Hub International, Ltd.
Term Loan B,
3-Month LIBOR + 3.00%, 5.33% (A), 04/25/2025	329,356	328,998
Hyperion Insurance Group, Ltd.
Repriced Term Loan,
1-Month LIBOR + 3.50%, 5.63% (A), 12/20/2024	961,381	964,986
NFP Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 01/08/2024	633,922	632,206

The notes are an integral part of this report. Transamerica Funds	Page 17	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)
Sedgwick Claims Management Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.83% (A), 03/01/2021	$ 824,759	$ 822,826
2nd Lien Term Loan,
1-Month LIBOR + 5.75%, 7.88% (A), 02/28/2022	644,912	648,674
York Risk Services Holding Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 5.83% (A), 10/01/2021	825,711	798,100

		5,298,577

Internet Software & Services - 0.1%
GTT Communications, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 05/31/2025 (C)	1,026,176	1,013,899

IT Services - 0.6%
Allied Universal Holdco LLC
Term Loan,
1-Month LIBOR + 3.75%, 5.83% (A), 07/28/2022	395,949	389,713
First Data Corp.
Term Loan,
1-Month LIBOR + 2.00%, 4.07% (A), 04/26/2024	519,394	519,276
Harland Clarke Holdings Corp.
Term Loan B7,
3-Month LIBOR + 4.75%, 7.08% (A), 11/03/2023	531,213	509,965
MoneyGram International, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.58% (A), 03/27/2020	1,163,721	1,118,626
PI US MergerCo, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (A), 12/20/2024	824,716	818,015
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.00%, 5.08% (A), 05/01/2024	1,032,957	1,033,990
Vantiv LLC
1st Lien Term Loan B4,
1-Month LIBOR + 1.75%, 3.82% (A), 08/09/2024	40,968	40,898
VeriFone, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 2.08% (A), 01/31/2025	43,043	42,989

		4,473,472

	Principal	Value
LOAN ASSIGNMENTS (continued)
Leisure Products - 0.0% (D)
Zodiac Pool Solutions LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.33% (A), 03/31/2025	$ 52,132	$ 52,132

Life Sciences Tools & Services - 0.1%
Avantor, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.08% (A), 11/21/2024	102,710	103,437
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 09/27/2024	945,279	942,680

		1,046,117

Machinery - 1.1%
Circor International, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.57% (A), 12/11/2024	1,184,629	1,186,702
Clark Equipment Co.
Term Loan B,
3-Month LIBOR + 2.00%, 4.33% (A), 05/18/2024	25,590	25,566
Crosby US Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (A), 11/23/2020	1,228,568	1,206,044
Dynacast International LLC
Term Loan B2,
3-Month LIBOR + 3.25%, 5.58% (A), 01/28/2022	345,536	345,536
Engineered Machinery Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.58% (A), 07/19/2024	1,014,499	1,012,807
Gardner Denver, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 07/30/2024	899,023	900,951
Hayward Industries, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (A), 08/05/2024	919,295	921,785
MW Industries, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 5.83% (A), 09/29/2024 (C)	1,274,483	1,277,669
Rexnord LLC
Term Loan B,
3-Month LIBOR + 2.25%, 4.31% (A), 08/21/2024	149,779	149,920

The notes are an integral part of this report. Transamerica Funds	Page 18	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Shape Technologies Group, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 5.15% (A), 04/21/2025	$ 320,285	$ 318,683
Tecomet, Inc.
Repriced Term Loan,
1-Month LIBOR + 3.50%, 5.60% (A), 05/01/2024	632,672	633,726
Wastequip LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (A), 03/13/2025	110,901	111,248

		8,090,637

Media - 1.8%
Charter Communications Operating LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (A), 04/30/2025	432,343	432,393
Checkout Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (A), 04/04/2021	995,000	629,338
Cogeco Communications II L.P.
1st Lien Term Loan,
1-Month LIBOR + 2.38%, 4.45% (A), 01/03/2025	1,140,000	1,138,812
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.32% (A), 07/17/2025	481,071	478,260
Term Loan B,
1-Month LIBOR + 2.50%, 4.57% (A), 01/25/2026	407,368	406,011
Delta 2 SARL
Term Loan,
1-Month LIBOR + 2.50%, 4.58% (A), 02/01/2024	830,000	825,435
Entravision Communications Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 11/29/2024	1,171,014	1,154,912
ION Media Networks, Inc.
Term Loan B3,
1-Month LIBOR + 2.75%, 4.83% (A), 12/18/2020	225,436	225,530
McGraw-Hill Global Education Holdings LLC
Term Loan B,
1-Month LIBOR + 4.00%, 6.08% (A), 05/04/2022	1,157,301	1,138,205

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Meredith Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 01/31/2025	$ 417,931	$ 419,041
NAI Entertainment Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (A), 04/23/2025	92,646	92,530
Numericable Group SA
Term Loan B11,
1-Month LIBOR + 2.75%, 4.82% (A), 07/31/2025	310,810	295,270
Term Loan B12,
1-Month LIBOR + 3.00%, 5.07% (A), 01/31/2026	952,944	932,098
Rentpath, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 9.00%, 11.08% (A), 12/17/2022	765,000	589,050
Term Loan,
1-Month LIBOR + 4.75%, 6.83% (A), 12/17/2021	369,575	317,219
Sinclair Television Group, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 2.25%, 12/12/2024 (C) (H)	1,186,104	1,183,732
Telenet Financing LLC
Term Loan AN,
1-Month LIBOR + 2.25%, 4.32% (A), 08/15/2026	441,974	439,369
Unitymedia Finance LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.32% (A), 09/30/2025	764,378	762,228
Univision Communications, Inc.
Term Loan C5,
1-Month LIBOR + 2.75%, 4.83% (A), 03/15/2024	818,154	793,865
UPC Financing Partnership
Term Loan AR,
1-Month LIBOR + 2.50%, 4.57% (A), 01/15/2026	181,924	180,986
Ziggo Secured Finance Partnership
Term Loan E,
1-Month LIBOR + 2.50%, 4.57% (A), 04/15/2025	850,000	844,451

		13,278,735

The notes are an integral part of this report. Transamerica Funds	Page 19	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Metals & Mining - 0.1%
Covia Holdings Corp.
Term Loan,
3-Month LIBOR + 3.75%, 6.05% (A), 06/01/2025	$ 278,361	$ 278,419
U.S. Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 6.13% (A), 05/01/2025	717,572	716,975

		995,394

Oil, Gas & Consumable Fuels - 0.8%
Delek US Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (A), 03/31/2025	278,616	278,848
EG Finco Ltd.
2nd Lien Term Loan,
3-Month LIBOR + 8.00%, 10.22% (A), 04/20/2026	270,270	266,554
Term Loan,
3-Month LIBOR + 4.00%, 6.33% (A), 02/07/2025	550,703	548,466
Energy Transfer Equity, LP
Term Loan B,
3-Month LIBOR + 2.00%, 4.06% (A), 02/02/2024	256,262	255,123
Lucid Energy Group II LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (A), 02/17/2025	830,218	808,425
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 10/30/2024	1,169,547	1,147,618
MEG Energy Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (A), 12/31/2023	244,884	244,960
Osum Productions Corp.
Term Loan,
3-Month LIBOR + 5.50%, 7.83% (A), 07/28/2020	915,245	805,416
TEX Operations Co. LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.08% (A), 08/04/2023	240,621	240,053
Traverse Midstream Partners LLC
Term Loan,
3-Month LIBOR + 4.00%, 6.34% (A), 09/27/2024	965,359	968,376

		5,563,839

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals - 0.6%
Akorn, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 6.88% (A), 04/16/2021	$ 830,000	$ 815,475
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.58% (A), 09/26/2024	851,666	799,502
Alvogen Pharma US, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 6.83% (A), 04/02/2022	898,420	902,538
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.63% (A), 05/04/2025	658,800	656,878
Endo Luxembourg Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 6.38% (A), 04/29/2024	1,134,515	1,134,869
Valeant Pharmaceuticals International, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.09% (A), 06/02/2025	398,942	399,211

		4,708,473

Professional Services - 0.4%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 07/23/2021	825,711	779,436
Term Loan B,
1-Month LIBOR + 3.25%, 5.33% (A), 07/25/2021	593,788	560,511
Cast and Crew Payroll LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 4.83% (A), 09/27/2024	753,301	749,064
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 05/09/2024	672,699	675,222
Prometric Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (A), 01/29/2025	436,204	434,023
Stiphout Finance LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (A), 10/26/2022	111,819	111,259

		3,309,515

The notes are an integral part of this report. Transamerica Funds	Page 20	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development - 0.3%
Brookfield WEC Holdings, Inc.
1st Lien Term Loan,
TBD, 07/25/2025 (C) (H)	$ 679,958	$ 684,491
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.33% (A), 04/18/2024	724,079	724,338
DTZ U.S. Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.49% (A), 11/04/2021	397,949	397,285
Realogy Group LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.32% (A), 02/08/2025	30,169	30,235

		1,836,349

Road & Rail - 0.2%
Navistar Financial Corp.
Term Loan B,
TBD, 08/03/2025 (C) (H)	661,533	662,360
PODS LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.85% (A), 12/06/2024	958,233	958,832

		1,621,192

Semiconductors & Semiconductor Equipment - 0.0% (D)
MaxLinear, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.57% (A), 05/12/2024	309,699	309,312

Software - 2.5%
Almonde, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.81% (A), 06/13/2024	1,015,271	1,000,581
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.33% (A), 09/19/2024	795,990	798,532
2nd Lien Term Loan,
3-Month LIBOR + 7.00%, 9.33% (A), 09/19/2025	234,232	241,258
Barracuda Networks, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.32% (A), 02/12/2025	1,039,567	1,038,917
Blackboard, Inc.
Term Loan B4,
3-Month LIBOR + 5.00%, 7.33% (A), 06/30/2021	795,949	752,172

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
BMC Software Finance, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 09/10/2022	$ 484,623	$ 484,623
Term Loan B,
TBD, 06/26/2025 (C) (H)	1,202,050	1,200,744
Cypress Intermediate Holdings III, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.08% (A), 04/27/2024	1,031,598	1,030,523
Epicor Software Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 06/01/2022	1,125,179	1,123,572
Greeneden U.S. Holdings II LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (A), 12/01/2023	1,139,275	1,144,402
Houghton Mifflin Harcourt Publishing Co.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 05/31/2021	1,290,049	1,204,583
Infor, Inc.
Term Loan B6,
1-Month LIBOR + 2.75%, 4.83% (A), 02/01/2022	1,153,363	1,154,084
Informatica Corp.
Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 08/05/2022	1,186,018	1,190,466
ION Trading Technologies SARL
Term Loan B,
TBD, 11/21/2024 (C) (H)	1,007,993	1,004,843
Kronos, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.36% (A), 11/01/2023	498,750	499,965
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.50%, 4.33% (A), 11/19/2021	458,115	454,679
Term Loan B3,
1-Month LIBOR + 2.50%, 4.58% (A), 06/21/2024	11,300	11,215
McAfee LLC
Term Loan B,
1-Month LIBOR + 4.50%, 6.57% (A), 09/30/2024	1,172,989	1,180,907
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 4.58% (A), 06/21/2024	76,310	75,738
Sophia, LP
Term Loan B,
3-Month LIBOR + 3.25%, 5.58% (A), 09/30/2022	1,508,258	1,510,143

The notes are an integral part of this report. Transamerica Funds	Page 21	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
SS&C Technologies Holdings Europe SARL
Term Loan B4,
1-Month LIBOR + 2.50%, 4.58% (A), 04/16/2025	$ 122,282	$ 122,644
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 4.58% (A), 04/16/2025	318,793	319,735
Vertafore, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 07/02/2025	510,597	509,540
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 9.33% (A), 07/02/2026	202,041	203,809

		18,257,675

Specialty Retail - 0.5%
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 7.08% (A), 09/25/2024	1,142,368	1,149,222
Michaels Stores, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.57% (A), 01/28/2023	517,011	516,364
Party City Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.62% (A), 08/19/2022	1,193,924	1,193,812
Staples, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 6.36% (A), 09/12/2024	819,378	811,440
Titan Acquisition Ltd.
Term Loan B,
1-Month LIBOR + 3.00%, 5.08% (A), 03/28/2025	220,775	217,095

		3,887,933

Technology Hardware, Storage & Peripherals - 0.2%
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.88% (A), 11/06/2023	444,375	441,042
Oberthur Technologies SA
Term Loan B1,
3-Month LIBOR + 3.75%, 6.08% (A), 01/10/2024	994,962	993,221

		1,434,263

	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods - 0.0% (D)
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.58% (A), 12/15/2024	$ 77,117	$ 77,131

Trading Companies & Distributors - 0.1%
Wesco Aircraft Hardware Corp.
Term Loan B,
1-Month LIBOR + 2.50%, 4.58% (A), 02/28/2021	800,000	790,000

Transportation Infrastructure - 0.2%
Drew Marine Partners LP
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.33% (A), 11/19/2020	1,196,867	1,190,883

Wireless Telecommunication Services - 0.2%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.63% (A), 02/02/2024	1,589,701	1,589,303

Total Loan Assignments (Cost $157,898,646)		156,442,250

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Federal National Mortgage Association
4.00%, 07/01/2047	1,583,858	1,609,950

Total U.S. Government Agency Obligation (Cost $1,642,758)		1,609,950

U.S. GOVERNMENT OBLIGATIONS - 5.6%
U.S. Treasury - 0.7%
U.S. Treasury Note
1.38%, 07/31/2019	750,000	742,031
1.63%, 02/15/2026	395,000	359,975
2.25%, 11/15/2027	781,000	735,848
2.38%, 01/31/2023	800,000	784,469
2.50%, 06/30/2020 - 01/31/2025	1,300,000	1,278,762
2.75%, 06/30/2025 - 02/15/2028	1,567,000	1,541,096
2.88%, 05/15/2028	19,000	18,854

		5,461,035

U.S. Treasury Inflation-Protected Securities - 4.9%
U.S. Treasury Inflation-Indexed Bond
0.50%, 01/15/2028	1,907,063	1,842,799
0.63%, 04/15/2023	506,365	501,252
0.75%, 02/15/2042 - 02/15/2045	3,677,094	3,519,823
0.88%, 02/15/2047	312,630	307,643
1.00%, 02/15/2046 - 02/15/2048	1,784,047	1,809,912
1.75%, 01/15/2028	600,380	647,841
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	17,898,865	17,479,788
0.38%, 07/15/2023 - 07/15/2027	6,454,260	6,257,952
0.63%, 01/15/2024 - 01/15/2026	3,671,866	3,620,438

		35,987,448

Total U.S. Government Obligations (Cost $42,125,073)		41,448,483

The notes are an integral part of this report. Transamerica Funds	Page 22	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCK - 0.0% (D)
Machinery - 0.0% (D)
Ameriforge Group, Inc.	2,679	$ 128,592

Total Common Stock (Cost $91,086)		128,592

PREFERRED STOCKS - 2.6%
Banks - 1.4%
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (A) (F)	49,970	1,178,293
Deutsche Bank Contingent Capital Trust II,
6.55% (F)	39,850	1,016,175
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.13% (A)	259,000	6,881,630
ING Groep NV,
6.13% (F)	13,745	354,346
Royal Bank of Scotland Group PLC,
Series S, 6.60%	43,000	1,104,240

		10,534,684

Capital Markets - 0.5%
Apollo Global Management LLC,
Series B, 6.38% (F)	90,000	2,252,700
Ares Management, LP,
Series A, 7.00% (F)	2,778	74,450
Oaktree Capital Group LLC,
Series A, 6.63% (F)	44,000	1,133,440

		3,460,590

Insurance - 0.1%
WR Berkley Corp.,
5.70% (F)	14,170	349,999

Oil, Gas & Consumable Fuels - 0.6%
Enbridge, Inc.,
Series B, Fixed until 04/15/2023, 6.38% (A) (F)	60,000	1,531,200
Energy Transfer Partners, LP,
Series C, Fixed until 05/15/2023, 7.38% (A) (F)	110,000	2,763,200

		4,294,400

Total Preferred Stocks (Cost $18,342,059)		18,639,673

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
1.87% (I), 08/09/2018	$ 100,000	99,959
1.88% (I), 08/09/2018	175,000	174,928
1.89% (I), 08/09/2018	975,000	974,597
1.90% (I), 08/09/2018	50,000	49,979

Total Short-Term U.S. Government Obligations (Cost $1,299,465)		1,299,463

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 5.4%
Money Market Fund - 5.4%
State Street Institutional U.S. Government Money Market Fund
1.82%, 12/31/2049	39,519,635	$ 39,519,635

Total Short-Term Investment Company (Cost $39,519,635)		39,519,635

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (I)	23,014,991	23,014,991

Total Securities Lending Collateral (Cost $23,014,991)		23,014,991

Total Investments (Cost $779,296,084)		769,401,409
Net Other Assets (Liabilities) - (4.4)%		(32,344,974)

Net Assets - 100.0%		$ 737,056,435

The notes are an integral part of this report. Transamerica Funds	Page 23	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(1,214)	09/19/2018	$(146,302,786)	$(144,978,156)	$1,324,630	$—

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/19/2018	USD	24,299,011	EUR	20,800,000	$—	$(114,330)
JPMS	09/19/2018	EUR	14,700,000	USD	17,261,124	—	(7,464)

Total						$—	$(121,794)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$122,400,765	$—	$122,400,765
Corporate Debt Securities	—	316,832,681	—	316,832,681
Foreign Government Obligations	—	48,064,926	—	48,064,926
Loan Assignments	—	156,442,250	—	156,442,250
U.S. Government Agency Obligation	—	1,609,950	—	1,609,950
U.S. Government Obligations	—	41,448,483	—	41,448,483
Common Stock	128,592	—	—	128,592
Preferred Stocks	18,639,673	—	—	18,639,673
Short-Term U.S. Government Obligations	—	1,299,463	—	1,299,463
Short-Term Investment Company	39,519,635	—	—	39,519,635
Securities Lending Collateral	23,014,991	—	—	23,014,991

Total Investments	$81,302,891	$688,098,518	$—	$769,401,409

Other Financial Instruments
Futures Contracts (K)	$1,324,630	$—	$—	$1,324,630

Total Other Financial Instruments	$1,324,630	$—	$—	$1,324,630

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(121,794)	$—	$(121,794)

Total Other Financial Instruments	$—	$(121,794)	$—	$(121,794)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the total value of 144A securities is $206,723,840, representing 28.0% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,516,983. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Funds	Page 24	July 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the value of the Regulation S security is $7,140,560, representing 1.0% of the Fund’s net assets.
(H)	All or a portion of the security represents unsettled loan commitments at July 31, 2018 where the rate will be determined at time of settlement.
(I)	Rates disclosed reflect the yields at July 31, 2018.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
IDR	Indonesian Rupiah
PEN	Peruvian Sol
USD	United States Dollar
UYU	Uruguayan Peso

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 25	July 31, 2018 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.5%
Boeing Co.	80,291	$ 28,607,683

Airlines - 0.6%
United Continental Holdings, Inc. (A)	88,360	7,104,144

Banks - 0.8%
SVB Financial Group (A)	29,634	9,123,716

Beverages - 2.1%
Constellation Brands, Inc., Class A	41,126	8,645,919
Monster Beverage Corp. (A)	251,356	15,086,387

		23,732,306

Biotechnology - 2.6%
Biogen, Inc. (A)	26,430	8,837,399
Incyte Corp. (A)	54,182	3,605,270
Seattle Genetics, Inc. (A)	108,039	7,605,946
Vertex Pharmaceuticals, Inc. (A)	56,378	9,868,969

		29,917,584

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	156,327	9,066,966

Capital Markets - 2.3%
BlackRock, Inc.	16,019	8,053,712
Intercontinental Exchange, Inc.	139,391	10,302,389
MarketAxess Holdings, Inc.	40,982	7,941,082

		26,297,183

Chemicals - 1.8%
PPG Industries, Inc.	122,137	13,515,681
Sherwin-Williams Co.	15,417	6,794,734

		20,310,415

Consumer Finance - 0.9%
Capital One Financial Corp.	104,987	9,902,374

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	273,511	14,124,108

Electrical Equipment - 1.7%
AMETEK, Inc.	137,773	10,718,739
Eaton Corp. PLC	98,403	8,184,178

		18,902,917

Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	104,447	8,782,948
IPG Photonics Corp. (A)	34,763	5,702,523

		14,485,471

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	77,383	16,924,436

Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	205,954	14,921,367
Boston Scientific Corp. (A)	348,683	11,719,236
Hologic, Inc. (A)	227,255	9,751,512
Medtronic PLC	115,057	10,381,593

		46,773,708

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	115,666	$ 29,288,944

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	155,864	12,260,262

Household Durables - 0.8%
Mohawk Industries, Inc. (A)	46,844	8,823,536

Household Products - 0.9%
Colgate-Palmolive Co.	149,475	10,016,320

Insurance - 0.9%
Allstate Corp.	101,925	9,695,106

Internet & Direct Marketing Retail - 8.6%
Amazon.com, Inc. (A)	32,665	58,060,077
Booking Holdings, Inc. (A)	9,722	19,723,216
Netflix, Inc. (A)	36,444	12,298,028
Wayfair, Inc., Class A (A) (B)	68,390	7,442,200

		97,523,521

Internet Software & Services - 11.3%
Alphabet, Inc., Class A (A)	43,993	53,989,089
Alphabet, Inc., Class C (A)	19,865	24,180,870
Facebook, Inc., Class A (A)	187,076	32,285,576
GoDaddy, Inc., Class A (A)	241,734	17,796,457

		128,251,992

IT Services - 8.4%
Cognizant Technology Solutions Corp., Class A	108,977	8,881,625
EPAM Systems, Inc. (A)	52,506	6,836,806
FleetCor Technologies, Inc. (A)	61,052	13,248,284
Global Payments, Inc.	114,449	12,883,524
Mastercard, Inc., Class A	202,858	40,165,884
PayPal Holdings, Inc. (A)	167,034	13,720,173

		95,736,296

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	70,722	16,586,431

Machinery - 3.7%
Gardner Denver Holdings, Inc. (A)	182,507	5,221,525
Illinois Tool Works, Inc.	69,466	9,956,562
Middleby Corp. (A)	62,260	6,380,405
Nordson Corp.	75,187	10,083,329
Snap-on, Inc.	59,868	10,153,014

		41,794,835

Media - 1.4%
Comcast Corp., Class A	451,069	16,139,249

Multiline Retail - 1.6%
Dollar Tree, Inc. (A)	198,663	18,133,959

Oil, Gas & Consumable Fuels - 0.9%
Continental Resources, Inc. (A)	153,947	9,832,595

Personal Products - 0.8%
Estee Lauder Cos., Inc., Class A	71,586	9,659,815

Pharmaceuticals - 1.9%
Allergan PLC	59,729	10,995,512
Bristol-Myers Squibb Co.	176,560	10,372,900

		21,368,412

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2018 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.3%
Equifax, Inc.	53,096	$ 6,663,548
IHS Markit, Ltd. (A)	147,009	7,795,887

		14,459,435

Road & Rail - 1.4%
JB Hunt Transport Services, Inc.	55,941	6,707,326
Norfolk Southern Corp.	56,892	9,614,748

		16,322,074

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (A) (B)	557,426	10,217,619
Micron Technology, Inc. (A)	241,831	12,766,258
ON Semiconductor Corp. (A)	352,975	7,783,099

		30,766,976

Software - 10.4%
Adobe Systems, Inc. (A)	75,023	18,356,628
Guidewire Software, Inc. (A)	94,099	8,111,334
Microsoft Corp.	369,806	39,229,020
salesforce.com, Inc. (A)	142,051	19,482,295
ServiceNow, Inc. (A)	52,753	9,282,418
SS&C Technologies Holdings, Inc.	186,317	9,887,843
Workday, Inc., Class A (A)	112,881	13,999,501

		118,349,039

Specialty Retail - 1.3%
TJX Cos., Inc.	146,293	14,228,457

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	335,397	63,822,695
NetApp, Inc.	153,165	11,873,351

		75,696,046

Textiles, Apparel & Luxury Goods - 4.3%
NIKE, Inc., Class B	319,317	24,558,670
Under Armour, Inc., Class C (A) (B)	509,557	9,549,098
VF Corp.	163,193	15,025,180

		49,132,948

Total Common Stocks (Cost $700,106,503)		1,119,339,259

SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.93% (C)	14,911,475	14,911,475

Total Securities Lending Collateral (Cost $14,911,475)		14,911,475

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.05% (C), dated 07/31/2018, to be repurchased at $13,844,741 on 08/01/2018. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $14,122,892.	$ 13,844,337	13,844,337

Total Repurchase Agreement (Cost $13,844,337)		13,844,337

Value
Total Investments (Cost $728,862,315)	$ 1,148,095,071
Net Other Assets (Liabilities) - (1.2)%	(13,809,783)

Net Assets - 100.0%	$ 1,134,285,288

The notes are an integral part of this report. Transamerica Funds	Page 2	July 31, 2018 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,119,339,259	$—	$—	$1,119,339,259
Securities Lending Collateral	14,911,475	—	—	14,911,475
Repurchase Agreement	—	13,844,337	—	13,844,337

Total Investments	$1,134,250,734	$13,844,337	$—	$1,148,095,071

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,537,969. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended July 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At July 31, 2018

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows.

Fund	Fund

ClearTrack® 2015

ClearTrack® 2020

ClearTrack® 2025

ClearTrack® 2030

ClearTrack® 2035

ClearTrack® 2040

ClearTrack® 2045

ClearTrack® 2050

ClearTrack® 2055

ClearTrack® 2060

ClearTrack® Retirement Income

Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)

Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)

Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)

Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)

Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)

Transamerica Asset Allocation Long Horizon (“Long Horizon”)

Transamerica Asset Allocation Short Horizon (“Short Horizon”)

Transamerica Balanced II (“Balanced II”)

Transamerica Bond (“Bond”) (A)

Transamerica Capital Growth (“Capital Growth”)

Transamerica Concentrated Growth (“Concentrated Growth”)

Transamerica Core Bond (“Core Bond”)

Transamerica Developing Markets Equity (“Developing Markets Equity”)

Transamerica Dividend Focused (“Dividend Focused”)

Transamerica Dynamic Allocation (“Dynamic Allocation”)

Transamerica Dynamic Income (“Dynamic Income”)

Transamerica Emerging Markets Debt (“Emerging Markets Debt”)

Transamerica Emerging Markets Equity (“Emerging Markets Equity”)

Transamerica Event Driven (“Event Driven”)

Transamerica Floating Rate (“Floating Rate”)

Transamerica Global Equity (“Global Equity”)

Transamerica Global Multifactor Macro (“Global Multifactor Macro”) (B)

Transamerica Global Real Estate Securities (“Global Real Estate Securities”)
Transamerica Government Money Market (“Government Money Market”)

Transamerica Growth (“Growth”)

Transamerica High Quality Bond (“High Quality Bond”)

Transamerica High Yield Bond (“High Yield Bond”)

Transamerica High Yield Muni (“High Yield Muni”)

Transamerica Inflation Opportunities (“Inflation Opportunities”)

Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)

Transamerica Intermediate Bond (“Intermediate Bond”)

Transamerica Intermediate Muni (“Intermediate Muni”)

Transamerica International Equity (“International Equity”)

Transamerica International Growth (“International Growth”) (C)

Transamerica International Small Cap Value (“International Small Cap Value”)

Transamerica Large Cap Value (“Large Cap Value”)

Transamerica Large Core (“Large Core”)

Transamerica Large Growth (“Large Growth”)

Transamerica Large Value Opportunities (“Large Value Opportunities”)

Transamerica Long/Short Strategy (“Long/Short Strategy”)

Transamerica Managed Futures Strategy (“Managed Futures Strategy”) (B)

Transamerica Mid Cap Growth (“Mid Cap Growth”)

Transamerica Mid Cap Value (“Mid Cap Value”)

Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)

Transamerica MLP & Energy Income (“MLP & Energy Income”)

Transamerica Multi-Cap Growth (“Multi-Cap Growth”)

Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)

Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”)

Transamerica Short-Term Bond (“Short-Term Bond”)

Transamerica Small Cap Core (“Small Cap Core”)

Transamerica Small Cap Growth (“Small Cap Growth”)

Transamerica Small Cap Value (“Small Cap Value”)

Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)

Transamerica Strategic High Income (“Strategic High Income”)

Transamerica Total Return (“Total Return”)

Transamerica Unconstrained Bond (“Unconstrained Bond”)

Transamerica US Growth (“US Growth”)

Transamerica Funds	Page 1	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

1. ORGANIZATION (continued)

(A)	The Funds’ Board has approved the liquidation of Transamerica Bond effective May 25, 2018. Additionally, in connection with the liquidation, the Fund’s name changed to Transamerica Bond II to allow for a separate mandate (effective July 2, 2018) to change the name of the Transamerica Flexible Income fund to Transamerica Bond.
(B)	Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. Please reference the Basis for Consolidation section of the Notes to Schedule of Investments for more information.
(C)	Formerly, Transamerica International Equity Opportunities.

Emerging Markets Debt, Event Driven, Global Multifactor Macro, Global Real Estate Securities, High Yield Muni, Managed Futures Strategy and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. (each, a “Subsidiary” and collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands and are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies. As of July 31, 2018, each Subsidiary as a percentage of the Funds’ net assets is as follows:

Fund	Subsidiary	Value	Percentage of Net Assets
Global Multifactor Macro	Transamerica Cayman Global Multifactor Macro, Ltd.	$22,242,965	22.87%
Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	40,181,311	23.03

Transamerica Funds	Page 2	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at July 31, 2018, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

Transamerica Funds	Page 3	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

4. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

4. SECURITY VALUATION (continued)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Funds normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Funds	Page 5	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
CFSP Acquisition Corp., Delayed Draw Term Loan	$230,061	$(2,013)
DentalCorp Perfect Smile ULC, 1st Lien Delayed Draw Term Loan	377,280	1,651
GFL Environmental Inc., Delayed Draw Term Loan	276,243	(284)
Heartland Dental LLC, Delayed Draw Term Loan	391,305	(4,189)
Mavis Tire Express Services Corp., Delayed Draw Term Loan	228,183	(1,460)
Recess Holdings, Inc., Delayed Draw Term Loan	357,143	1,682
YI LLC, 1st Lien Delayed Draw Term Loan	427,778	1,922

Total	$2,287,993	$(2,691)

Unconstrained Bond
GFL Environmental, Inc., Delayed Draw Term Loan	$39,939	$(125)
ICSH, Inc., Delayed Draw Term Loan	9,872	78
Mavis Tire Express Services Corp., Delayed Draw Term Loan	37,079	(208)

Total	$86,890	$(255)

Open secured loan participations and assignments at July 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at July 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at July 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 6	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at July 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at July 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at July 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of July 31, 2018, the Funds have not utilized the program.

Transamerica Funds	Page 7	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at July 31, 2018.

Repurchase agreements at July 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Funds, with the exception of Government Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended July 31, 2018, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$82,382,008	273	1.73%

Open reverse repurchase agreements at July 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates.

For the period ended July 31, 2018, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$5,235,605	220	1.58%

Open sale-buyback financing transactions at July 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Transamerica Funds	Page 8	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at July 31, 2018, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Open short sale transactions at July 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2018. Funds not listed in the subsequent table do not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Common Stocks	$461,553	$—	$—	$—	$461,553
Preferred Stocks	8,900	—	—	—	8,900
Corporate Debt Securities	625,775	—	—	—	625,775
Foreign Government Obligations	218,191	—	—	—	218,191

Total Securities Lending Transactions	$1,314,419	$—	$—	$—	$1,314,419

Total Borrowings	$1,314,419	$—	$—	$—	$1,314,419

Bond
Securities Lending Transactions
Corporate Debt Securities	$15,730,565	$—	$—	$—	$15,730,565

Total Borrowings	$15,730,565	$—	$—	$—	$15,730,565

Capital Growth
Securities Lending Transactions
Common Stocks	$6,229,104	$—	$—	$—	$6,229,104

Total Borrowings	$6,229,104	$—	$—	$—	$6,229,104

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$12,716	$—	$—	$—	$12,716

Total Borrowings	$12,716	$—	$—	$—	$12,716

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$122,800	$—	$—	$—	$122,800

Total Borrowings	$122,800	$—	$—	$—	$122,800

ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$977,750	$—	$—	$—	$977,750

Total Borrowings	$977,750	$—	$—	$—	$977,750

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$1,843,650	$—	$—	$—	$1,843,650

Total Borrowings	$1,843,650	$—	$—	$—	$1,843,650

Core Bond
Securities Lending Transactions
Corporate Debt Securities	$3,646,077	$—	$—	$—	$3,646,077
Foreign Government Obligations	1,206,586	—	—	—	1,206,586
U.S. Government Obligations	3,626,259	—	—	—	3,626,259

Total Securities Lending Transactions	$8,478,922	$—	$—	$—	$8,478,922

Total Borrowings	$8,478,922	$—	$—	$—	$8,478,922

Dividend Focused
Securities Lending Transactions
Common Stocks	$198,754	$—	$—	$—	$198,754

Total Borrowings	$198,754	$—	$—	$—	$198,754

Transamerica Funds	Page 9	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$4,018,132	$—	$—	$—	$4,018,132

Total Borrowings	$4,018,132	$—	$—	$—	$4,018,132

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$35,210,184	$—	$—	$—	$35,210,184
Investment Companies	2,114,112	—	—	—	2,114,112

Total Securities Lending Transactions	$37,324,296	$—	$—	$—	$37,324,296

Total Borrowings	$37,324,296	$—	$—	$—	$37,324,296

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$38,900,537	$—	$—	$—	$38,900,537
Foreign Government Obligations	10,924,408	—	—	—	10,924,408
Common Stocks	1,079,408	—	—	—	1,079,408

Total Securities Lending Transactions	$50,904,353	$—	$—	$—	$50,904,353

Total Borrowings	$50,904,353	$—	$—	$—	$50,904,353

Emerging Markets Equity
Securities Lending Transactions
Investment Companies	$7,372,926	$—	$—	$—	$7,372,926

Total Borrowings	$7,372,926	$—	$—	$—	$7,372,926

Event Driven
Securities Lending Transactions
Common Stocks	$505,433	$—	$—	$—	$505,433
Convertible Bonds	1,357,963	—	—	—	1,357,963

Total Securities Lending Transactions	$1,863,396	$—	$—	$—	$1,863,396

Total Borrowings	$1,863,396	$—	$—	$—	$1,863,396

Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$2,478,432	$—	$—	$—	$2,478,432
Exchange-Traded Funds	64,018	—	—	—	64,018

Total Securities Lending Transactions	$2,542,450	$—	$—	$—	$2,542,450

Total Borrowings	$2,542,450	$—	$—	$—	$2,542,450

Global Equity
Securities Lending Transactions
Common Stocks	$190,127	$—	$—	$—	$190,127

Total Borrowings	$190,127	$—	$—	$—	$190,127

Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$230,701	$—	$—	$—	$230,701

Total Borrowings	$230,701	$—	$—	$—	$230,701

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$4,690,392	$—	$—	$—	$4,690,392

Total Borrowings	$4,690,392	$—	$—	$—	$4,690,392

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$115,788,960	$—	$—	$—	$115,788,960

Total Borrowings	$115,788,960	$—	$—	$—	$115,788,960

Transamerica Funds	Page 10	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$221,482	$—	$—	$—	$221,482
Preferred Stocks	74,141	—	—	—	74,141

Total Securities Lending Transactions	$295,623	$—	$—	$—	$295,623

Total Borrowings	$295,623	$—	$—	$—	$295,623

Inflation-Protected Securities
Securities Lending Transactions
Corporate Debt Securities	$220,180	$—	$—	$—	$220,180

Total Borrowings	$220,180	$—	$—	$—	$220,180

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$17,055,938	$—	$—	$—	$17,055,938
Foreign Government Obligations	10,073,456	—	—	—	10,073,456
Preferred Stocks	78,976	—	—	—	78,976

Total Securities Lending Transactions	$27,208,370	$—	$—	$—	$27,208,370

Total Borrowings	$27,208,370	$—	$—	$—	$27,208,370

International Equity
Securities Lending Transactions
Common Stocks	$157,818,414	$—	$—	$—	$157,818,414

Total Borrowings	$157,818,414	$—	$—	$—	$157,818,414

International Growth
Securities Lending Transactions
Common Stocks	$7,688,483	$—	$—	$—	$7,688,483

Total Borrowings	$7,688,483	$—	$—	$—	$7,688,483

International Small Cap Value
Securities Lending Transactions
Common Stocks	$22,173,265	$—	$—	$—	$22,173,265

Total Borrowings	$22,173,265	$—	$—	$—	$22,173,265

Large Cap Value
Securities Lending Transactions
Common Stocks	$1,489,275	$—	$—	$—	$1,489,275

Total Borrowings	$1,489,275	$—	$—	$—	$1,489,275

Large Growth
Securities Lending Transactions
Common Stocks	$17,857,938	$—	$—	$—	$17,857,938

Total Borrowings	$17,857,938	$—	$—	$—	$17,857,938

Mid Cap Value
Securities Lending Transactions
Common Stocks	$756,465	$—	$—	$—	$756,465

Total Borrowings	$756,465	$—	$—	$—	$756,465

Transamerica Funds	Page 11	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$3,222,542	$—	$—	$—	$3,222,542
Preferred Stocks	13,941	—	—	—	13,941
Corporate Debt Securities	2,523,354	—	—	—	2,523,354
Foreign Government Obligations	2,194,209	—	—	—	2,194,209

Total Securities Lending Transactions	$7,954,046	$—	$—	$—	$7,954,046

Total Borrowings	$7,954,046	$—	$—	$—	$7,954,046

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$15,293,788	$—	$—	$—	$15,293,788

Total Borrowings	$15,293,788	$—	$—	$—	$15,293,788

Small Cap Core
Securities Lending Transactions
Common Stocks	$8,628,943	$—	$—	$—	$8,628,943

Total Borrowings	$8,628,943	$—	$—	$—	$8,628,943

Small Cap Growth
Securities Lending Transactions
Common Stocks	$16,398,963	$—	$—	$—	$16,398,963

Total Borrowings	$16,398,963	$—	$—	$—	$16,398,963

Small Cap Value
Securities Lending Transactions
Common Stocks	$3,621,705	$—	$—	$—	$3,621,705

Total Borrowings	$3,621,705	$—	$—	$—	$3,621,705

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$7,746,981	$—	$—	$—	$7,746,981

Total Borrowings	$7,746,981	$—	$—	$—	$7,746,981

Strategic High Income
Securities Lending Transactions
Common Stocks	$1,352,035	$—	$—	$—	$1,352,035
Preferred Stocks	223,975	—	—	—	223,975
Corporate Debt Securities	2,857,724	—	—	—	2,857,724

Total Securities Lending Transactions	$4,433,734	$—	$—	$—	$4,433,734

Total Borrowings	$4,433,734	$—	$—	$—	$4,433,734

Total Return
Securities Lending Transactions
Corporate Debt Securities	$6,209,510	$—	$—	$—	$6,209,510

Reverse Repurchase Agreements
U.S. Government Obligations	$3,633,750	$100,796,311	$12,177,750	$3,276,750	$119,884,561

Sale Buy-back Transactions
U.S. Government Obligations	$6,766,393	$674,186	$—	$—	$7,440,579

Total Borrowings	$16,609,653	$101,470,497	$12,177,750	$3,276,750	$133,534,650

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$18,955,851	$—	$—	$—	$18,955,851
Preferred Stocks	4,059,140	—	—	—	4,059,140

Total Securities Lending Transactions	$23,014,991	$—	$—	$—	$23,014,991

Total Borrowings	$23,014,991	$—	$—	$—	$23,014,991

US Growth
Securities Lending Transactions
Common Stocks	$14,911,475	$—	$—	$—	$14,911,475

Total Borrowings	$14,911,475	$—	$—	$—	$14,911,475

Transamerica Funds	Page 12	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Funds	Page 13	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at July 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Funds	Page 14	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at July 31, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at July 31, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond and Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at July 31, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Funds may involve certain risks. Set forth below is a summary of certain key risks related to the Funds’ trading activity. Please see the Funds’ prospectuses for a more complete discussion of these and other risks of investing in the Funds.

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intend to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Transamerica Funds	Page 15	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

8. RISK FACTORS (continued)

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Government money market fund risk: Government Money Market operates as a “government” money market fund under new federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the fund to impose such fees and gates in the future.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of the Fund’s investments in such securities may decline if interest rates rise. The value of a Fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae (formally known as Federal National Mortgage Association) or Freddie Mac (formally known as Federal Home Loan Mortgage Corporation) or by agencies of the U.S. government, such as the Government National Mortgage Association (“Ginnie Mae”). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a fund or portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Transamerica Funds	Page 16	July 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2018

(unaudited)

8. RISK FACTORS (continued)

Municipal security risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

A Fund may invest in municipal securities of issuers in Puerto Rico or other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than tax-exempt securities issued by other issuers. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and it continues to face a very challenging economic and fiscal environment. As a result, securities issued by many Puerto Rican issuers have low credit ratings or are on “negative watch” by credit rating organizations, and markets in such securities have been volatile. If the economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Board has approved the liquidation of Transamerica Developing Markets Equity. This will be effective on or about August 8, 2018.

The Board has approved a new investment sub-advisory agreement with PineBridge Investments LLC and certain related changes with respect to Transamerica Large Value Opportunities and Transamerica Large Core. This will be effective on or about August 31, 2018.

The Board has approved a new fund launch of Transamerica International Value. This will be effective on or about August 31, 2018.

The Board has approved the liquidation of the Advisor Class shares of Transamerica Bond. This will be effective on or about August 31, 2018.

The Board has approved a new fund launch of Transamerica International Stock. This will be effective on or about September 28, 2018.

Transamerica Funds	Page 17	July 31, 2018 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 20, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	September 20, 2018